UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2014

Date of reporting period: January 31, 2014

Item 1. Reports to Stockholders.

JANUARY 31, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares North American Tech ETF | IGM | NYSE Arca
➢	iShares North American Tech-Multimedia Networking ETF | IGN | NYSE Arca
➢	iShares North American Tech-Software ETF | IGV | NYSE Arca
➢	iShares North American Natural Resources ETF | IGE | NYSE Arca
➢	iShares PHLX Semiconductor ETF | SOXX | NASDAQ
➢	iShares NYSE Composite ETF | NYC | NYSE Arca
➢	iShares NYSE 100 ETF | NY | NYSE Arca

Fund Performance Overview

iSHARES® NORTH AMERICAN TECH ETF

Performance as of January 31, 2014

The iShares North American Tech ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the technology sector, as represented by the S&P North American Technology Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 13.75%, net of fees, while the total return for the Index was 14.02%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	26.05%	25.95%	26.65%	26.05%	25.95%	26.65%
5 Years	22.57%	22.55%	23.14%	176.63%	176.40%	183.14%
10 Years	6.72%	6.70%	7.21%	91.67%	91.30%	100.59%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,137.50	$2.59	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Software	20.09%
IT Services	18.08
Internet Software & Services	17.30
Computers & Peripherals	12.76
Semiconductors & Semiconductor Equipment	11.73
Communications Equipment	9.16
Internet & Catalog Retail	6.70
Electronic Equipment, Instruments & Components	3.75
Office Electronics	0.43

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 1/31/14

Security	Percentage of Total Investments*

Google Inc. Class A	9.09%
Microsoft Corp.	8.04
Apple Inc.	7.36
International Business Machines Corp.	5.04
Amazon.com Inc.	3.72
Oracle Corp.	3.62
QUALCOMM Inc.	3.51
Intel Corp.	3.41
Cisco Systems Inc.	3.28
Visa Inc. Class A	3.07

TOTAL	50.14%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

Performance as of January 31, 2014

The iShares North American Tech-Multimedia Networking ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the multimedia and networking technology sectors, as represented by the S&P North American Technology Multimedia Networking Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 11.67%, net of fees, while the total return for the Index was 11.84%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.77%	12.77%	13.08%	12.77%	12.77%	13.08%
5 Years	15.32%	15.32%	15.73%	103.92%	103.91%	107.64%
10 Years	0.03%	0.02%	0.43%	0.35%	0.20%	4.34%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,116.70	$2.56	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Communications Equipment	100.00%

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 1/31/14

Security	Percentage of Total Investments*

Juniper Networks Inc.	9.80%
Cisco Systems Inc.	8.12
Harris Corp.	8.07
QUALCOMM Inc.	7.76
Motorola Solutions Inc.	7.48
Blackberry Ltd.	6.15
F5 Networks Inc.	5.25
Brocade Communications Systems Inc.	4.54
Riverbed Technology Inc.	4.21
JDS Uniphase Corp.	4.08

TOTAL	65.46%

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

Performance as of January 31, 2014

The iShares North American Tech-Software ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the software sector, as represented by the S&P North American Technology Software Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 12.23%, net of fees, while the total return for the Index was 12.47%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.50%	23.50%	24.00%	23.50%	23.50%	24.00%
5 Years	22.43%	22.41%	22.97%	175.01%	174.83%	181.14%
10 Years	7.96%	7.94%	8.43%	115.07%	114.62%	124.70%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,122.30	$2.57	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Application Software	58.39%
Systems Software	36.06
Home Entertainment Software	5.55

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 1/31/14

Security	Percentage of Total Investments*

Salesforce.com Inc.	9.28%
Oracle Corp.	8.69
Microsoft Corp.	8.05
Adobe Systems Inc.	7.60
Intuit Inc.	5.77
Symantec Corp.	4.12
Autodesk Inc.	3.19
Red Hat Inc.	2.96
CA Inc.	2.88
Citrix Systems Inc.	2.78

TOTAL	55.32%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

Performance as of January 31, 2014

The iShares North American Natural Resources ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the natural resources sector, as represented by the S&P North American Natural Resources Sector Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 2.88%, net of fees, while the total return for the Index was 3.15%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.37%	4.21%	4.90%	4.37%	4.21%	4.90%
5 Years	12.56%	12.53%	13.12%	80.69%	80.41%	85.26%
10 Years	10.37%	10.36%	10.89%	168.23%	167.88%	181.06%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,028.80	$2.45	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Oil, Gas & Consumable Fuels	64.78%
Energy Equipment & Services	19.89
Metals & Mining	8.94
Containers & Packaging	3.77
Paper & Forest Products	1.70
Construction Materials	0.92

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 1/31/14

Security	Percentage of Total Investments*

Exxon Mobil Corp.	7.30%
Chevron Corp.	6.97
Schlumberger Ltd.	6.28
ConocoPhillips	4.33
Occidental Petroleum Corp.	3.84
Suncor Energy Inc.	2.66
EOG Resources Inc.	2.46
Phillips 66	2.38
Halliburton Co.	2.26
Anadarko Petroleum Corp.	2.21

TOTAL	40.69%

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® PHLX SEMICONDUCTOR ETF

Performance as of January 31, 2014

The iShares PHLX Semiconductor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the semiconductor sector, as represented by the PHLX Semiconductor Sector IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 11.54%, net of fees, while the total return for the Index was 11.69%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	30.03%	30.03%	30.57%	30.03%	30.03%	30.57%
5 Years	22.38%	22.35%	22.87%	174.45%	174.15%	180.01%
10 Years	1.73%	1.74%	2.13%	18.74%	18.81%	23.46%

Index performance through October 14, 2010 reflects the performance of the S&P North American Technology-Semiconductors Index. Index performance beginning on October 15, 2010 reflects the performance of the PHLX Semiconductor Sector Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,115.40	$2.56	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Semiconductors	73.56%
Semiconductor Equipment	14.75
Communications Equipment	7.77
Computer Storage & Peripherals	3.92

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 1/31/14

Security	Percentage of Total Investments*

Intel Corp.	7.93%
QUALCOMM Inc.	7.77
Texas Instruments Inc.	7.59
Micron Technology Inc.	6.83
Applied Materials Inc.	5.71
Broadcom Corp. Class A	4.29
Avago Technologies Ltd.	4.04
SanDisk Corp.	3.92
Analog Devices Inc.	3.85
Xilinx Inc.	3.72

TOTAL	55.65%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® NYSE COMPOSITE ETF

Performance as of January 31, 2014

The iShares NYSE Composite ETF (the “Fund”) seeks to track the investment results of an index composed of equity securities listed on the New York Stock Exchange, as represented by the NYSE Composite Index® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 5.33%, net of fees, while the total return for the Index was 5.46%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.63%	14.56%	15.00%	14.63%	14.56%	15.00%
5 Years	16.62%	16.60%	16.81%	115.73%	115.52%	117.50%
Since Inception	6.68%	6.67%	6.84%	89.01%	88.74%	91.63%

The inception date of the Fund was 3/30/04. The first day of secondary market trading was 4/2/04.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,053.30	$1.29	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Financials	23.39%
Energy	13.50
Health Care	11.99
Industrials	11.89
Consumer Discretionary	9.66
Consumer Staples	8.79
Information Technology	7.09
Materials	6.13
Telecommunication Services	4.12
Utilities	3.44

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 1/31/14

Security	Percentage of Total Investments*

Exxon Mobil Corp.	1.98%
General Electric Co.	1.25
Johnson & Johnson	1.22
Wells Fargo & Co.	1.17
Chevron Corp.	1.06
Berkshire Hathaway Inc. Class B	1.05
Procter & Gamble Co. (The)	1.02
J.P. Morgan Chase & Co.	1.01
Pfizer Inc.	0.99
HSBC Holdings PLC SP ADR	0.94

TOTAL	11.69%

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® NYSE 100 ETF

Performance as of January 31, 2014

The iShares NYSE 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization companies listed on the New York Stock Exchange, as represented by the NYSE U.S. 100 Index® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 3.52%, net of fees, while the total return for the Index was 3.61%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.00%	16.92%	17.27%	17.00%	16.92%	17.27%
5 Years	15.71%	15.70%	15.93%	107.40%	107.29%	109.40%
Since Inception	5.32%	5.30%	5.51%	66.55%	66.26%	69.46%

The inception date of the Fund was 3/29/04. The first day of secondary market trading was 4/2/04.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,035.20	$1.03	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Financials	19.74%
Energy	14.05
Industrials	13.54
Health Care	13.19
Consumer Staples	13.08
Consumer Discretionary	9.00
Information Technology	8.17
Telecommunication Services	3.85
Materials	3.36
Utilities	2.02

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 1/31/14

Security	Percentage of Total Investments*

Exxon Mobil Corp.	4.99%
General Electric Co.	3.14
Johnson & Johnson	3.06
Wells Fargo & Co.	2.94
Chevron Corp.	2.65
Procter & Gamble Co. (The)	2.56
J.P. Morgan Chase & Co.	2.53
Pfizer Inc.	2.47
International Business Machines Corp.	2.36
Bank of America Corp.	2.18

TOTAL	28.88%

FUND PERFORMANCE OVERVIEWS	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2013 and held through January 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN TECH ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.88%

COMMUNICATIONS EQUIPMENT — 9.15%
ADTRAN Inc.	10,990	$279,036
ARRIS Group Inc.[a]	21,957	568,686
Aruba Networks Inc.[a,b]	21,085	415,585
Blackberry Ltd.[a]	94,675	894,679
Brocade Communications Systems Inc.[a]	85,417	797,795
Ciena Corp.[a,b]	19,602	457,315
Cisco Systems Inc.	1,022,640	22,406,042
EchoStar Corp. Class Aa	7,768	365,329
F5 Networks Inc.[a]	14,882	1,592,374
Finisar Corp.[a]	18,353	435,150
Harris Corp.	20,467	1,419,182
Infinera Corp.[a]	22,580	196,897
InterDigital Inc.	7,749	222,784
Ixia[a]	10,810	138,260
JDS Uniphase Corp.[a]	44,845	595,990
Juniper Networks Inc.[a]	96,396	2,565,097
Motorola Solutions Inc.	43,975	2,805,605
NETGEAR Inc.[a,b]	7,325	233,741
Palo Alto Networks Inc.[a]	8,744	519,831
Plantronics Inc.	8,419	361,428
Polycom Inc.[a,b]	27,682	330,246
QUALCOMM Inc.	323,135	23,983,080
Riverbed Technology Inc.[a,b]	31,112	613,529
ViaSat Inc.[a]	8,054	479,293

		62,676,954
COMPUTERS & PERIPHERALS — 12.74%
3D Systems Corp.[a,b]	18,305	1,422,848
Apple Inc.	100,539	50,329,823
Diebold Inc.	12,309	413,459
Electronics For Imaging Inc.[a]	8,883	376,373
EMC Corp.	393,597	9,540,791
Fusion-io Inc.[a,b]	17,972	197,692
Hewlett-Packard Co.	367,580	10,659,820
Lexmark International Inc. Class A	11,819	463,187
NCR Corp.[a]	31,866	1,121,365
NetApp Inc.	65,272	2,763,616
QLogic Corp.[a]	16,637	192,490
SanDisk Corp.	43,145	3,000,735
Seagate Technology PLC	62,304	3,293,389
Western Digital Corp.	40,218	3,465,585

		87,241,173

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.74%
Amphenol Corp. Class A	30,246	$2,627,773
Anixter International Inc.	5,133	450,267
Arrow Electronics Inc.[a]	19,294	991,326
Avnet Inc.	26,347	1,082,071
AVX Corp.	9,070	117,184
Belden Inc.	8,320	538,387
Benchmark Electronics Inc.[a]	10,281	233,687
CDW Corp.	7,239	171,347
Celestica Inc.[a]	31,067	308,185
Cognex Corp.	15,879	626,427
Coherent Inc.[a]	4,698	314,014
Corning Inc.	276,795	4,763,642
Dolby Laboratories Inc. Class Aa,b	9,389	384,855
FEI Co.	7,974	747,323
FLIR Systems Inc.	27,105	859,771
Ingram Micro Inc. Class Aa	29,517	738,515
InvenSense Inc.[a,b]	10,041	197,707
IPG Photonics Corp.[a,b]	6,655	445,020
Itron Inc.[a,b]	7,383	298,126
Jabil Circuit Inc.	35,222	632,939
Littelfuse Inc.	4,256	380,912
National Instruments Corp.	18,531	537,399
OSI Systems Inc.[a]	3,683	213,356
Plexus Corp.[a,b]	6,419	250,983
Rofin-Sinar Technologies Inc.[a]	5,432	125,479
Sanmina Corp.[a]	15,873	265,397
SYNNEX Corp.[a]	4,988	280,076
TE Connectivity Ltd.	78,528	4,437,617
Tech Data Corp.[a]	7,297	393,454
Trimble Navigation Ltd.[a]	49,382	1,596,520
Universal Display Corp.[a,b]	7,906	256,787
Vishay Intertechnology Inc.[a]	25,939	352,252

		25,618,798
INTERNET & CATALOG RETAIL — 6.69%
Amazon.com Inc.[a]	70,918	25,437,577
Expedia Inc.	19,722	1,281,536
Groupon Inc.[a]	71,647	749,428
HomeAway Inc.[a]	12,047	492,240
Netflix Inc.[a]	11,329	4,637,300
Priceline.com Inc.[a]	9,836	11,261,138
Shutterfly Inc.[a]	7,323	346,817
TripAdvisor Inc.[a,b]	21,167	1,633,881

		45,839,917

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

January 31, 2014

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 17.28%
Akamai Technologies Inc.[a]	34,278	$1,634,375
AOL Inc.[a]	15,026	692,398
Bankrate Inc.[a]	7,524	124,823
Conversant Inc.	11,885	255,528
Cornerstone OnDemand Inc.[a,b]	8,670	494,623
CoStar Group Inc.[a]	5,506	947,252
Dealertrack Technologies Inc.[a]	8,397	391,720
Demandware Inc.[a]	5,149	327,888
eBay Inc.[a]	222,855	11,855,886
Equinix Inc.[a]	9,533	1,765,512
Facebook Inc. Class Aa	314,588	19,683,771
Google Inc. Class Aa	52,674	62,206,414
IAC/InterActiveCorp	14,679	1,028,117
j2 Global Inc.	8,393	380,623
LinkedIn Corp. Class Aa	18,483	3,977,726
Liquidity Services Inc.[a,b]	4,866	115,665
NIC Inc.	11,445	248,814
OpenTable Inc.[a,b]	4,496	338,459
Pandora Media Inc.[a]	31,247	1,127,079
Rackspace Hosting Inc.[a]	21,956	799,418
Shutterstock Inc.[a,b]	2,011	162,107
VeriSign Inc.[a,b]	24,674	1,449,597
Web.com Group Inc.[a]	8,587	290,241
WebMD Health Corp.[a,b]	7,290	349,191
Yahoo! Inc.[a]	180,447	6,499,701
Yelp Inc.[a]	10,948	831,501
Zillow Inc. Class Aa	4,463	366,412

		118,344,841
IT SERVICES — 18.06%
Accenture PLC Class A	121,593	9,712,849
Acxiom Corp.[a]	14,383	517,213
Alliance Data Systems Corp.[a]	9,331	2,236,268
Automatic Data Processing Inc.	92,079	7,053,251
Booz Allen Hamilton Holding Corp.	9,683	177,005
Broadridge Financial Solutions Inc.	22,692	823,493
CACI International Inc. Class Aa,b	4,486	332,054
Cardtronics Inc.[a]	8,556	329,577
Cognizant Technology Solutions Corp. Class Aa	57,851	5,606,919
Computer Sciences Corp.	28,195	1,703,260
Convergys Corp.	19,589	399,028
CoreLogic Inc.[a]	17,878	569,414
DST Systems Inc.	5,687	517,517
EPAM Systems Inc.[a,b]	4,630	189,367

Security	Shares	Value

Euronet Worldwide Inc.[a]	8,978	$384,797
EVERTEC Inc.	13,162	317,599
Fidelity National Information Services Inc.	55,756	2,826,829
Fiserv Inc.[a]	49,434	2,770,776
FleetCor Technologies Inc.[a]	14,020	1,490,606
Gartner Inc.[a]	17,592	1,237,245
Genpact Ltd.[a]	21,711	368,436
Global Payments Inc.	13,958	922,484
Heartland Payment Systems Inc.	7,062	304,443
iGATE Corp.[a]	5,463	184,376
International Business Machines Corp.	195,227	34,492,706
Jack Henry & Associates Inc.	16,389	914,178
Leidos Holdings Inc.	13,945	632,266
ManTech International Corp. Class A	4,467	129,990
MasterCard Inc. Class A	198,016	14,985,851
MAXIMUS Inc.	13,124	556,064
NeuStar Inc. Class Aa	11,031	373,841
Paychex Inc.	62,248	2,603,211
Sapient Corp.[a]	20,994	336,534
Science Applications International Corp.	8,074	298,819
Syntel Inc.	2,929	246,768
TeleTech Holdings Inc.[a]	3,647	79,578
Teradata Corp.[a]	31,295	1,286,850
Total System Services Inc.	31,983	955,652
Unisys Corp.[a,b]	8,438	289,170
Vantiv Inc. Class Aa	23,437	711,079
VeriFone Systems Inc.[a]	20,709	600,768
Visa Inc. Class A	97,401	20,983,097
Western Union Co.	105,764	1,628,766
WEX Inc.[a]	7,452	613,747

		123,693,741
OFFICE ELECTRONICS — 0.43%
Xerox Corp.	221,635	2,404,740
Zebra Technologies Corp. Class Aa	9,620	528,715

		2,933,455
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.72%
Advanced Micro Devices Inc.[a,b]	117,780	403,985
Altera Corp.	61,500	2,055,945
Analog Devices Inc.	59,406	2,867,528
Applied Materials Inc.	230,139	3,870,938
Atmel Corp.[a]	81,843	684,207
Avago Technologies Ltd.	47,400	2,589,936

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

January 31, 2014

Security	Shares	Value

Broadcom Corp. Class A	103,063	$3,067,155
Cabot Microelectronics Corp.[a]	4,461	179,868
Cavium Inc.[a]	9,876	367,091
Cirrus Logic Inc.[a,b]	12,019	210,453
Cree Inc.[a]	23,115	1,396,608
Cypress Semiconductor Corp.[a]	26,254	263,590
Diodes Inc.[a]	6,961	159,476
Entegris Inc.[a]	26,435	278,096
Fairchild Semiconductor International Inc.[a]	24,283	309,851
First Solar Inc.[a]	13,522	683,943
Freescale Semiconductor Ltd.[a,b]	10,255	185,923
Hittite Microwave Corp.[a]	5,982	343,068
Integrated Device Technology Inc.[a]	26,575	256,449
Intel Corp.	950,799	23,332,607
International Rectifier Corp.[a]	13,658	355,245
Intersil Corp. Class A	24,354	276,174
KLA-Tencor Corp.	31,918	1,961,999
Lam Research Corp.[a]	31,110	1,574,477
Linear Technology Corp.	44,844	1,997,352
LSI Corp.	104,304	1,150,473
Marvell Technology Group Ltd.	78,330	1,169,467
Maxim Integrated Products Inc.	54,122	1,637,732
Microchip Technology Inc.	37,992	1,704,321
Micron Technology Inc.[a]	201,073	4,632,722
Microsemi Corp.[a]	17,999	421,897
MKS Instruments Inc.	10,294	310,158
NVIDIA Corp.	110,808	1,739,686
OmniVision Technologies Inc.[a,b]	10,511	161,764
ON Semiconductor Corp.[a]	86,157	720,273
PMC-Sierra Inc.[a]	39,122	256,249
Power Integrations Inc.	5,742	340,099
Rambus Inc.[a]	21,886	195,004
RF Micro Devices Inc.[a]	53,912	287,351
Semtech Corp.[a]	12,967	295,777
Silicon Laboratories Inc.[a]	7,499	354,253
Skyworks Solutions Inc.[a]	36,043	1,090,301
Spansion Inc. Class Aa	9,502	142,530
SunEdison Inc.[a,b]	46,967	653,311
SunPower Corp.[a,b]	7,590	245,612
Synaptics Inc.[a,b]	6,357	370,995
Teradyne Inc.[a,b]	36,697	690,271
Tessera Technologies Inc.	9,158	181,786
Texas Instruments Inc.	209,353	8,876,567
TriQuint Semiconductor Inc.[a]	30,744	255,175
Veeco Instruments Inc.[a]	7,612	289,332

Security	Shares	Value

Xilinx Inc.	51,385	$2,385,292

		80,230,362
SOFTWARE — 20.07%
ACI Worldwide Inc.[a]	7,335	444,574
Activision Blizzard Inc.	82,572	1,414,458
Adobe Systems Inc.[a]	88,897	5,261,813
Advent Software Inc.	7,704	253,153
ANSYS Inc.[a]	17,747	1,393,672
Aspen Technology Inc.[a]	17,733	808,093
Autodesk Inc.[a]	43,206	2,214,308
Blackbaud Inc.	8,762	301,939
BroadSoft Inc.[a,b]	5,406	165,478
CA Inc.	62,140	1,993,451
Cadence Design Systems Inc.[a]	55,101	778,026
Citrix Systems Inc.[a]	35,632	1,926,622
CommVault Systems Inc.[a]	8,513	587,993
Compuware Corp.	41,639	422,219
Concur Technologies Inc.[a,b]	9,021	1,094,608
Electronic Arts Inc.[a,b]	59,198	1,562,827
FactSet Research Systems Inc.[b]	7,684	812,737
Fair Isaac Corp.	6,648	361,385
Fortinet Inc.[a]	26,462	560,994
Guidewire Software Inc.[a,b]	12,625	596,026
Infoblox Inc.[a,b]	9,110	319,579
Informatica Corp.[a]	20,848	841,425
Intuit Inc.	54,448	3,988,316
Jive Software Inc.[a,b]	6,537	60,467
Manhattan Associates Inc.[a]	14,714	496,156
Mentor Graphics Corp.	18,655	388,024
MICROS Systems Inc.[a]	14,417	800,576
Microsoft Corp.	1,453,010	54,996,428
MicroStrategy Inc. Class Aa	1,741	218,844
NetScout Systems Inc.[a]	7,012	247,664
NetSuite Inc.[a]	5,865	616,881
Nuance Communications Inc.[a,b]	49,331	756,244
Open Text Corp.	11,318	1,119,350
Oracle Corp.	671,211	24,767,686
Pegasystems Inc.	3,255	147,907
Progress Software Corp.[a,b]	9,945	240,371
PTC Inc.[a]	22,818	814,146
QLIK Technologies Inc.[a,b]	16,994	459,178
RealPage Inc.[a,b]	9,464	212,751
Red Hat Inc.[a]	36,293	2,050,555
Rovi Corp.[a]	19,760	419,110
Salesforce.com Inc.[a]	106,094	6,421,870
ServiceNow Inc.[a]	19,389	1,229,844

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

January 31, 2014

Security	Shares	Value

SolarWinds Inc.[a]	12,437	$496,112
Solera Holdings Inc.	13,108	876,008
Splunk Inc.[a]	16,610	1,279,468
SS&C Technologies Holdings Inc.[a]	11,968	464,598
Symantec Corp.	132,946	2,846,374
Synchronoss Technologies Inc.[a,b]	5,709	152,202
Synopsys Inc.[a]	29,581	1,179,099
Tableau Software Inc. Class Aa,b	2,945	238,015
Take-Two Interactive Software Inc.[a]	17,660	338,719
TIBCO Software Inc.[a]	29,186	621,370
TiVo Inc.[a]	23,362	289,455
Tyler Technologies Inc.[a]	5,435	573,121
Ultimate Software Group Inc. (The)[a,b]	5,330	870,016
Verint Systems Inc.[a]	10,241	465,351
VirnetX Holding Corp.[a,b]	8,169	146,715
VMware Inc. Class Aa,b	16,486	1,486,048
Zynga Inc. Class Aa	120,941	532,140

		137,422,559

TOTAL COMMON STOCKS
(Cost: $546,400,539)		684,001,800

SHORT-TERM INVESTMENTS — 2.63%

MONEY MARKET FUNDS — 2.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	16,051,095	16,051,095
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	903,494	903,494
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,062,781	1,062,781

		18,017,370

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,017,370)		18,017,370

TOTAL INVESTMENTS IN SECURITIES — 102.51%
(Cost: $564,417,909)		702,019,170
Other Assets, Less Liabilities — (2.51)%		(17,183,730)

NET ASSETS — 100.00%		$684,835,440

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.85%

COMMUNICATIONS EQUIPMENT — 99.85%
ADTRAN Inc.	180,307	$4,577,995
ARRIS Group Inc.[a]	358,789	9,292,635
Aruba Networks Inc.[a,b]	344,094	6,782,093
Blackberry Ltd.[a,b]	1,539,968	14,552,697
Brocade Communications Systems Inc.[a]	1,150,096	10,741,897
Ciena Corp.[a,b]	322,371	7,520,916
Cisco Systems Inc.	878,069	19,238,492
EchoStar Corp. Class Aa	126,791	5,962,981
F5 Networks Inc.[a]	116,286	12,442,602
Finisar Corp.[a,b]	299,521	7,101,643
Harris Corp.	275,706	19,117,454
Infinera Corp.[a]	373,684	3,258,524
InterDigital Inc.	128,745	3,701,419
Ixia[a]	176,140	2,252,831
JDS Uniphase Corp.[a,b]	727,733	9,671,571
Juniper Networks Inc.[a]	872,538	23,218,236
Motorola Solutions Inc.	277,664	17,714,963
NETGEAR Inc.[a]	121,145	3,865,737
Palo Alto Networks Inc.[a,b]	142,718	8,484,585
Plantronics Inc.	136,825	5,873,897
Polycom Inc.[a,b]	446,744	5,329,656
QUALCOMM Inc.	247,617	18,378,134
Riverbed Technology Inc.[a]	506,075	9,979,799
ViaSat Inc.[a]	131,075	7,800,273

		236,861,030

TOTAL COMMON STOCKS
(Cost: $237,099,318)		236,861,030

SHORT-TERM INVESTMENTS — 15.88%

MONEY MARKET FUNDS — 15.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	35,246,448	35,246,448
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	1,983,975	1,983,975
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	427,933	427,933

		37,658,356

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,658,356)		37,658,356

Value

TOTAL INVESTMENTS IN SECURITIES — 115.73%
(Cost: $274,757,674)	$274,519,386
Other Assets, Less Liabilities — (15.73)%	(37,303,396)

NET ASSETS — 100.00%	$237,215,990

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 100.01%

APPLICATION SOFTWARE — 58.39%
ACI Worldwide Inc.[a]	126,745	$7,682,014
Adobe Systems Inc.[a]	1,528,911	90,496,242
Advent Software Inc.	132,366	4,349,547
ANSYS Inc.[a]	304,734	23,930,761
Aspen Technology Inc.[a]	305,668	13,929,291
Autodesk Inc.[a]	741,936	38,024,220
Blackbaud Inc.	150,410	5,183,129
BroadSoft Inc.[a,b]	93,040	2,847,954
Cadence Design Systems Inc.[a]	946,737	13,367,926
Citrix Systems Inc.[a]	613,009	33,145,397
Compuware Corp.	712,911	7,228,918
Concur Technologies Inc.[a,b]	154,819	18,785,737
FactSet Research Systems Inc.[b]	131,792	13,939,640
Fair Isaac Corp.	113,616	6,176,166
Guidewire Software Inc.[a]	216,057	10,200,051
Informatica Corp.[a]	356,793	14,400,165
Intuit Inc.	936,802	68,620,746
Jive Software Inc.[a,b]	113,980	1,054,315
Manhattan Associates Inc.[a]	252,643	8,519,122
Mentor Graphics Corp.	320,509	6,666,587
MicroStrategy Inc. Class Aa	29,676	3,730,273
NetScout Systems Inc.[a]	122,728	4,334,753
Nuance Communications Inc.[a,b]	846,618	12,978,654
Open Text Corp.	194,325	19,218,742
Pegasystems Inc.	57,511	2,613,300
PTC Inc.[a]	392,816	14,015,675
QLIK Technologies Inc.[a]	291,931	7,887,976
RealPage Inc.[a,b]	164,374	3,695,127
Salesforce.com Inc.[a,b]	1,824,452	110,434,080
SolarWinds Inc.[a]	215,025	8,577,347
Solera Holdings Inc.	226,442	15,133,119
Splunk Inc.[a]	285,567	21,997,226
SS&C Technologies Holdings Inc.[a]	205,696	7,985,119
Synchronoss Technologies Inc.[a,b]	100,139	2,669,706
Synopsys Inc.[a]	507,806	20,241,147
TIBCO Software Inc.[a]	504,282	10,736,164
TiVo Inc.[a,b]	400,602	4,963,459
Tyler Technologies Inc.[a]	93,303	9,838,801
Ultimate Software Group Inc. (The)[a,b]	91,513	14,937,667
Verint Systems Inc.[a]	175,447	7,972,312
VirnetX Holding Corp.[a,b]	140,013	2,514,633

		695,023,208

Security	Shares	Value

HOME ENTERTAINMENT SOFTWARE — 5.55%
Activision Blizzard Inc.	1,417,994	$24,290,237
Electronic Arts Inc.[a,b]	1,016,620	26,838,768
Take-Two Interactive Software Inc.[a]	303,743	5,825,791
Zynga Inc. Class Aa,b	2,062,402	9,074,569

		66,029,365
SYSTEMS SOFTWARE — 36.07%
CA Inc.	1,068,563	34,279,501
CommVault Systems Inc.[a]	146,217	10,099,208
Fortinet Inc.[a,b]	451,565	9,573,178
Infoblox Inc.[a,b]	156,700	5,497,036
MICROS Systems Inc.[a]	247,470	13,742,009
Microsoft Corp.	2,531,443	95,815,118
NetSuite Inc.[a,b]	100,703	10,591,942
Oracle Corp.	2,804,176	103,474,094
Progress Software Corp.[a]	171,041	4,134,061
Red Hat Inc.[a]	623,210	35,211,365
Rovi Corp.[a]	335,970	7,125,924
ServiceNow Inc.[a,b]	332,987	21,121,365
Symantec Corp.	2,289,057	49,008,710
Tableau Software Inc. Class Aa,b	50,647	4,093,291
VMware Inc. Class Aa,b	283,071	25,516,020

		429,282,822

TOTAL COMMON STOCKS
(Cost: $1,037,352,159)		1,190,335,395

SHORT-TERM INVESTMENTS — 15.71%

MONEY MARKET FUNDS — 15.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	176,554,345	176,554,345
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	9,938,004	9,938,004
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	542,411	542,411

		187,034,760

TOTAL SHORT-TERM INVESTMENTS
(Cost: $187,034,760)		187,034,760

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

January 31, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 115.72%
(Cost: $1,224,386,919)	$1,377,370,155
Other Assets, Less Liabilities — (15.72)%	(187,090,540)

NET ASSETS — 100.00%	$1,190,279,615

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.84%

CONSTRUCTION MATERIALS — 0.92%
Eagle Materials Inc.	55,437	$4,365,665
Martin Marietta Materials Inc.	51,418	5,605,076
Vulcan Materials Co.	144,771	8,936,714

		18,907,455
CONTAINERS & PACKAGING — 3.76%
AptarGroup Inc.	73,339	4,679,028
Avery Dennison Corp.	107,843	5,313,425
Ball Corp.	161,067	8,245,020
Bemis Co. Inc.	114,810	4,421,333
Berry Plastics Group Inc.[a]	86,195	1,922,149
Crown Holdings Inc.[a,b]	153,760	6,319,536
Graphic Packaging Holding Co.[a]	259,580	2,466,010
Greif Inc. Class A	34,049	1,723,901
MeadWestvaco Corp.	198,103	7,145,575
Owens-Illinois Inc.[a,b]	183,703	5,885,844
Packaging Corp. of America	109,232	7,056,387
Rock-Tenn Co. Class A	80,228	8,141,537
Sealed Air Corp.	218,486	6,814,578
Silgan Holdings Inc.	48,812	2,237,054
Sonoco Products Co.	113,310	4,688,768

		77,060,145
ENERGY EQUIPMENT & SERVICES — 19.86%
Atwood Oceanics Inc.[a,b]	64,025	3,034,785
Baker Hughes Inc.	493,635	27,959,486
Bristow Group Inc.	40,961	2,940,590
Cameron International Corp.[a]	264,929	15,887,792
CARBO Ceramics Inc.	22,192	2,554,743
Core Laboratories NV	50,523	9,039,575
Diamond Offshore Drilling Inc.	77,600	3,766,704
Dresser-Rand Group Inc.[a,b]	84,864	4,837,248
Dril-Quip Inc.[a,b]	45,233	4,548,631
Ensco PLC Class A	260,141	13,103,302
FMC Technologies Inc.[a,b]	263,490	13,026,946
Forum Energy Technologies Inc.[a,b]	58,608	1,472,233
Halliburton Co.	944,700	46,299,747
Helix Energy Solutions Group Inc.[a,b]	109,085	2,224,243
Helmerich & Payne Inc.	119,336	10,506,341
McDermott International Inc.[a,b]	264,474	2,205,713
Nabors Industries Ltd.[b]	289,878	4,951,116
National Oilwell Varco Inc.	476,790	35,764,018
Nobel Corp. PLC	282,217	8,757,194
Oceaneering International Inc.	120,490	8,211,394

Security	Shares	Value

Oil States International Inc.[a]	61,390	$5,767,591
Patterson-UTI Energy Inc.	160,182	4,115,076
Precision Drilling Corp.	326,458	2,912,005
Rowan Companies PLC Class Aa	138,620	4,348,509
RPC Inc.	66,448	1,131,609
Schlumberger Ltd.	1,466,737	128,442,159
SEACOR Holdings Inc.[a,b]	20,951	1,763,655
Superior Energy Services Inc.	178,051	4,209,126
Tidewater Inc.	55,445	2,874,823
Transocean Ltd.	377,500	16,338,200
Unit Corp.[a]	48,875	2,442,284
Weatherford International Ltd.[a]	856,878	11,602,128

		407,038,966
METALS & MINING — 8.93%
Agnico-Eagle Mines Ltd.	193,135	6,002,636
Alcoa Inc.	1,191,231	13,711,069
Barrick Gold Corp.	1,297,096	25,008,011
Compass Minerals International Inc.	37,236	2,927,494
Eldorado Gold Corp.	797,501	5,048,181
Franco-Nevada Corp.	163,727	7,932,573
Freeport-McMoRan Copper & Gold Inc.	1,156,216	37,472,961
Goldcorp Inc.	904,624	22,516,091
IAMGOLD Corp.	421,191	1,537,347
Kinross Gold Corp.	1,273,305	5,831,737
New Gold Inc.[a]	563,209	3,232,820
Newmont Mining Corp.	554,475	11,976,660
Pan American Silver Corp.	169,438	2,134,919
Royal Gold Inc.	72,568	4,059,454
Silver Wheaton Corp.	395,272	8,581,355
Stillwater Mining Co.[a,b]	132,104	1,656,584
Teck Resources Ltd. Class B	519,817	12,486,004
Turquoise Hill Resources Ltd.[a]	875,590	3,073,321
Yamana Gold Inc.	837,056	7,843,215

		183,032,432
OIL, GAS & CONSUMABLE FUELS — 64.67%
Alpha Natural Resources Inc.[a,b]	247,573	1,406,215
Anadarko Petroleum Corp.	560,493	45,226,180
Apache Corp.	444,633	35,686,244
Baytex Energy Corp.	138,943	5,068,641
Cabot Oil & Gas Corp.	469,052	18,752,699
Cameco Corp.	440,444	9,346,222
Canadian Natural Resources Ltd.	1,209,406	39,608,046
Cenovus Energy Inc.	841,753	22,011,841

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

January 31, 2014

Security	Shares	Value

Cheniere Energy Inc.[a,b]	244,776	$10,755,457
Chesapeake Energy Corp.	562,958	15,149,200
Chevron Corp.	1,277,417	142,598,060
Cimarex Energy Co.	96,713	9,475,940
Cobalt International Energy Inc.[a,b]	329,394	5,392,180
Concho Resources Inc.[a]	117,011	11,442,506
ConocoPhillips	1,364,427	88,619,534
CONSOL Energy Inc.	254,982	9,523,578
Continental Resources Inc.[a]	47,673	5,253,565
CVR Energy Inc.	17,341	643,178
Denbury Resources Inc.[a]	408,382	6,562,699
Devon Energy Corp.	425,039	25,170,809
Encana Corp.	824,301	14,812,689
Energen Corp.	80,854	5,717,995
Energy XXI (Bermuda) Ltd.[b]	84,575	1,940,996
Enerplus Corp.	224,471	4,058,436
EOG Resources Inc.	304,016	50,235,604
EQT Corp.	167,864	15,579,458
Exxon Mobil Corp.	1,620,761	149,369,334
Gulfport Energy Corp.[a]	93,554	5,702,116
Hess Corp.	316,784	23,914,024
HollyFrontier Corp.	221,313	10,246,792
Kinder Morgan Inc.	749,866	25,502,943
Kodiak Oil & Gas Corp.[a,b]	297,493	3,156,401
Kosmos Energy Ltd.[a,b]	112,401	1,162,226
Laredo Petroleum Inc.[a,b]	65,236	1,613,939
Marathon Oil Corp.	775,856	25,440,318
Marathon Petroleum Corp.	335,269	29,185,166
Murphy Oil Corp.	195,740	11,080,841
Newfield Exploration Co.[a]	151,018	3,740,716
Noble Energy Inc.	400,130	24,940,103
Oasis Petroleum Inc.[a,b]	106,372	4,447,413
Occidental Petroleum Corp.	897,732	78,614,391
Peabody Energy Corp.	301,073	5,133,295
Pengrowth Energy Corp.	577,383	3,729,894
Penn West Petroleum Ltd.	544,314	4,066,025
Phillips 66	667,716	48,803,362
Pioneer Natural Resources Co.	158,846	26,895,805
QEP Resources Inc.	200,062	6,179,915
Range Resources Corp.	181,998	15,686,408
Rosetta Resources Inc.[a,b]	68,171	2,904,766
SandRidge Energy Inc.[a,b]	397,578	2,445,105
SemGroup Corp. Class A	47,399	2,927,362
SM Energy Co.	74,570	6,171,413
Southwestern Energy Co.[a]	390,576	15,892,537

Security	Shares	Value

Spectra Energy Corp.	746,239	$26,827,292
Suncor Energy Inc.	1,658,186	54,438,246
Talisman Energy Inc.	1,061,033	11,406,105
Targa Resources Corp.	31,965	2,886,120
Tesoro Corp.	147,943	7,622,023
Ultra Petroleum Corp.[a,b]	170,659	4,087,283
Valero Energy Corp.	600,933	30,707,676
Western Refining Inc.	59,318	2,319,927
Whiting Petroleum Corp.[a]	132,154	7,715,150
Williams Companies Inc. (The)	761,153	30,819,085
World Fuel Services Corp.	80,308	3,430,758
WPX Energy Inc.[a]	223,258	4,253,065

		1,325,503,312
PAPER & FOREST PRODUCTS — 1.70%
Domtar Corp.	36,091	3,876,534
International Paper Co.	494,063	23,586,568
KapStone Paper and Packaging Corp.[a]	89,516	2,503,763
Louisiana-Pacific Corp.[a]	157,806	2,766,339
Resolute Forest Products Inc.[a,b]	106,177	2,049,216

		34,782,420

TOTAL COMMON STOCKS (Cost: $2,036,396,275)		2,046,324,730

SHORT-TERM INVESTMENTS — 3.20%

MONEY MARKET FUNDS — 3.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	58,940,606	58,940,606
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	3,317,686	3,317,686
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,340,045	3,340,045

		65,598,337

TOTAL SHORT-TERM INVESTMENTS
(Cost: $65,598,337)		65,598,337

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

January 31, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 103.04%
(Cost: $2,101,994,612)	$2,111,923,067
Other Assets, Less Liabilities — (3.04)%	(62,228,206)

NET ASSETS — 100.00%	$2,049,694,861

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® PHLX SEMICONDUCTOR ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.80%

COMMUNICATIONS EQUIPMENT — 7.75%
QUALCOMM Inc.	300,372	$22,293,610

		22,293,610
COMPUTER STORAGE & PERIPHERALS — 3.91%
SanDisk Corp.	161,821	11,254,651

		11,254,651
SEMICONDUCTOR EQUIPMENT — 14.72%
Applied Materials Inc.	973,460	16,373,597
ASML Holding NV NYS	83,334	7,052,557
KLA-Tencor Corp.	142,719	8,772,937
Lam Research Corp.[a]	139,066	7,038,130
Teradyne Inc.[a,b]	164,135	3,087,379

		42,324,600
SEMICONDUCTORS — 73.42%
Advanced Micro Devices Inc.[a,b]	619,914	2,126,305
Altera Corp.	275,022	9,193,985
Analog Devices Inc.	229,179	11,062,470
ARM Holdings PLC	107,102	4,934,189
Atmel Corp.[a]	364,787	3,049,619
Avago Technologies Ltd.	211,944	11,580,620
Broadcom Corp. Class A	414,027	12,321,444
Cree Inc.[a,b]	103,371	6,245,676
Freescale Semiconductor Ltd.[a,b]	220,866	4,004,301
Intel Corp.	927,039	22,749,537
Linear Technology Corp.	200,543	8,932,185
LSI Corp.	466,715	5,147,866
Marvell Technology Group Ltd.	421,621	6,294,802
Maxim Integrated Products Inc.	242,006	7,323,102
Microchip Technology Inc.	169,895	7,621,490
Micron Technology Inc.[a]	851,279	19,613,468
NVIDIA Corp.	486,897	7,644,283
NXP Semiconductors NVa,b	210,823	10,193,292
ON Semiconductor Corp.[a]	380,657	3,182,293
Skyworks Solutions Inc.[a,b]	161,369	4,881,412
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	623,278	10,545,864
Texas Instruments Inc.	513,976	21,792,582
Xilinx Inc.	229,777	10,666,248

		211,107,033

TOTAL COMMON STOCKS
(Cost: $284,248,651)		286,979,894

Security	Shares	Value

SHORT-TERM INVESTMENTS — 4.74%

MONEY MARKET FUNDS — 4.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	12,458,935	$12,458,935
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	701,297	701,297
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	464,293	464,293

		13,624,525

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,624,525)		13,624,525

TOTAL INVESTMENTS IN SECURITIES — 104.54%
(Cost: $297,873,176)		300,604,419
Other Assets, Less Liabilities — (4.54)%		(13,052,039)

NET ASSETS — 100.00%		$287,552,380

NYS — New York Registered Shares

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® NYSE COMPOSITE ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 2.62%
AAR Corp.	130	$3,464
Alliant Techsystems Inc.	113	16,238
Boeing Co. (The)	2,508	314,152
CAE Inc.	856	10,837
Cubic Corp.	53	2,625
Curtiss-Wright Corp.	128	7,862
DigitalGlobe Inc.[a]	240	9,163
Ducommun Inc.[a]	38	1,083
Embraer SA SP ADR	501	15,376
Engility Holdings Inc.[a]	51	1,954
Esterline Technologies Corp.[a]	110	11,324
Exelis Inc.	621	12,165
GenCorp Inc.[a,b]	186	3,166
General Dynamics Corp.	1,042	105,565
HEICO Corp.	66	3,512
HEICO Corp. Class A	122	4,752
Hexcel Corp.[a]	328	13,671
Honeywell International Inc.	2,607	237,837
Huntington Ingalls Industries Inc.	167	15,868
L-3 Communications Holdings Inc.	302	33,543
Lockheed Martin Corp.	1,059	159,814
Moog Inc. Class Aa	143	8,589
National Presto Industries Inc.	17	1,293
Northrop Grumman Corp.	741	85,623
Orbital Sciences Corp.[a]	194	4,743
Precision Castparts Corp.	484	123,299
Raytheon Co.	1,043	99,158
Rockwell Collins Inc.	444	33,549
Spirit AeroSystems Holdings Inc. Class Aa	394	13,361
Teledyne Technologies Inc.[a]	118	10,841
Textron Inc.	919	32,624
TransDigm Group Inc.	166	27,727
Triumph Group Inc.	173	11,837
United Technologies Corp.	3,063	349,243

		1,785,858
AIR FREIGHT & LOGISTICS — 0.53%
FedEx Corp.	999	133,186
United Parcel Service Inc. Class B	2,412	229,695

		362,881
AIRLINES — 0.36%
Alaska Air Group Inc.	233	18,423

Security	Shares	Value

China Eastern Airlines Corp. Ltd. Class H SP ADR[a]	92	$1,535
China Southern Airlines Co. Ltd. Class H SP ADR	116	1,984
Copa Holdings SA Class A	115	15,030
Delta Air Lines Inc.	2,844	87,055
LATAM Airlines Group SA SP ADR	960	13,344
Southwest Airlines Co.	2,378	49,819
United Continental Holdings Inc.[a]	1,210	55,466

		242,656
AUTO COMPONENTS — 0.60%
Allison Transmission Holdings Inc.	157	4,511
American Axle & Manufacturing Holdings Inc.[a]	219	4,078
Autoliv Inc.	324	29,377
BorgWarner Inc.	764	41,027
Cooper Tire & Rubber Co.	201	4,703
Dana Holding Corp.	470	8,892
Delphi Automotive PLC	1,029	62,656
Drew Industries Inc.	68	3,270
Johnson Controls Inc.	2,279	105,107
Lear Corp.	281	20,325
Magna International Inc. Class A	744	63,128
Modine Manufacturing Co.[a]	155	2,030
Standard Motor Products Inc.	68	2,224
Stoneridge Inc.[a]	131	1,491
Superior Industries International Inc.	81	1,475
Tenneco Inc.[a]	215	12,221
TRW Automotive Holdings Corp.[a]	398	29,512
Visteon Corp.[a]	157	12,719

		408,746
AUTOMOBILES — 1.64%
Ford Motor Co.	12,861	192,401
General Motors Co.[a]	3,337	120,399
Harley-Davidson Inc.	747	46,082
Honda Motor Co. Ltd. SP ADR	5,513	206,793
Tata Motors Ltd. SP ADR	1,065	29,660
Thor Industries Inc.	134	6,884
Toyota Motor Corp. SP ADR	4,478	513,895
Winnebago Industries Inc.[a]	98	2,348

		1,118,462
BEVERAGES — 2.67%
AMBEV SA SP ADR	13,575	88,780
Anheuser-Busch InBev NV SP ADR	2,735	262,259
Beam Inc.	532	44,316

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

January 31, 2014

Security	Shares	Value

Boston Beer Co. Inc. (The) Class Aa	27	$5,624
Brown-Forman Corp. Class A	138	10,629
Brown-Forman Corp. Class B NVS	399	30,723
Coca-Cola Co. (The)	13,965	528,156
Coca-Cola Enterprises Inc.	814	35,238
Coca-Cola FEMSA SAB de CV SP ADR	155	16,467
Coca-Cola HBC AG SP ADR	691	18,242
Compania Cervecerias Unidas SA SP ADR	234	5,008
Constellation Brands Inc. Class Aa	507	38,872
Constellation Brands Inc. Class Ba	5	384
Cott Corp.	158	1,242
Diageo PLC SP ADR	2,099	251,985
Dr Pepper Snapple Group Inc.	673	32,223
Embotelladora Andina SA Class A SP ADR	76	1,391
Embotelladora Andina SA Class B SP ADR	249	5,550
Molson Coors Brewing Co. Class B NVS	469	24,688
PepsiCo Inc.	5,108	410,479
Vina Concha y Toro SA SP ADR	99	3,582

		1,815,838
BIOTECHNOLOGY — 0.03%
Emergent BioSolutions Inc.[a]	78	1,867
Opko Health Inc.[a,b]	853	6,764
Puma Biotechnology Inc.[a]	87	10,284

		18,915
BUILDING PRODUCTS — 0.20%
A.O. Smith Corp.	260	12,277
Allegion PLC[a]	333	16,433
Armstrong World Industries Inc.[a]	152	8,463
Fortune Brands Home & Security Inc.	522	23,521
Griffon Corp.	89	1,118
Lennox International Inc.	165	14,282
Masco Corp.	1,142	24,165
NCI Building Systems Inc.[a]	107	1,973
Owens Corning[a]	361	13,772
Quanex Building Products Corp.	128	2,426
Simpson Manufacturing Co. Inc.	91	2,967
Trex Co. Inc.[a]	60	4,220
USG Corp.[a]	308	9,425

		135,042
CAPITAL MARKETS — 2.88%
Affiliated Managers Group Inc.[a]	173	34,469

Security	Shares	Value

Ameriprise Financial Inc.	652	$68,877
Apollo Global Management LLC Class A	418	13,564
Arlington Asset Investment Corp. Class A	24	630
Artisan Partners Asset Management Inc.	61	3,869
Bank of New York Mellon Corp. (The)	3,804	121,576
BlackRock Inc.[c]	539	161,953
Charles Schwab Corp. (The)	3,652	90,643
Cohen & Steers Inc.	68	2,453
Credit Suisse Group PLC SP ADR	4,799	144,690
Deutsche Bank AG	3,424	164,968
Eaton Vance Corp. NVS	398	15,152
Evercore Partners Inc. Class A	87	4,858
Federated Investors Inc. Class B	312	8,390
Franklin Resources Inc.	1,377	71,618
FXCM Inc. Class A	154	2,640
GAMCO Investors Inc. Class A	23	1,858
GFI Group Inc.	219	832
Goldman Sachs Group Inc. (The)	1,394	228,783
Greenhill & Co. Inc.	80	4,156
HFF Inc. Class A	120	3,550
Invesco Ltd.	1,461	48,578
Investment Technology Group Inc.[a]	138	2,277
Janus Capital Group Inc.	623	6,847
JMP Group Inc.	58	432
KCG Holdings Inc. Class Aa	214	2,367
Lazard Ltd. Class A	368	15,736
Legg Mason Inc.	388	16,432
Morgan Stanley	6,478	191,166
Noah Holdings Ltd. SP ADR	59	798
Nomura Holdings Inc. SP ADR[b]	11,889	82,747
Oaktree Capital Group LLC	98	5,724
Oppenheimer Holdings Inc. Class A	38	892
Piper Jaffray Companies Inc.[a]	66	2,592
Raymond James Financial Inc.	396	20,160
Safeguard Scientifics Inc.[a]	136	2,493
State Street Corp.	1,480	99,086
Stifel Financial Corp.[a]	203	9,165
SWS Group Inc.[a]	108	829
TD Ameritrade Holding Corp.	793	24,781
UBS AG	12,781	253,958
Waddell & Reed Financial Inc. Class A	288	18,668
Walter Investment Management Corp.[a]	145	4,472
Westwood Holdings Group Inc.	28	1,601

		1,961,330

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

January 31, 2014

Security	Shares	Value

CHEMICALS — 2.77%
Agrium Inc.	499	$43,463
Air Products and Chemicals Inc.	711	74,754
Airgas Inc.	218	22,506
Albemarle Corp.	287	18,420
American Vanguard Corp.	83	1,929
Ashland Inc.	255	23,667
Axiall Corp.	216	8,618
Cabot Corp.	227	11,048
Calgon Carbon Corp.[a]	188	3,818
Celanese Corp. Series A	519	26,282
CF Industries Holdings Inc.	191	44,094
Chemtura Corp.[a]	323	8,101
China Green Agriculture Inc.[a]	53	177
Cytec Industries Inc.	130	11,696
Dow Chemical Co. (The)	4,066	185,044
E.I. du Pont de Nemours and Co.	3,086	188,277
Eastman Chemical Co.	507	39,526
Ecolab Inc.	990	99,535
Ferro Corp.[a]	289	3,636
Flotek Industries Inc.[a]	165	3,549
FMC Corp.	440	31,077
FutureFuel Corp.	47	769
H.B. Fuller Co.	126	5,869
Huntsman Corp.	603	13,218
International Flavors & Fragrances Inc.	268	23,230
Intrepid Potash Inc.[a]	211	3,102
Koppers Holdings Inc.	42	1,659
Kraton Performance Polymers Inc.[a]	107	2,676
Kronos Worldwide Inc.	131	2,028
LSB Industries Inc.[a]	62	2,053
LyondellBasell Industries NV Class A	1,533	120,739
Minerals Technologies Inc.	120	6,202
Monsanto Co.	1,737	185,077
Mosaic Co. (The)	992	44,303
NewMarket Corp.[b]	39	13,060
Olin Corp.	282	7,250
OM Group Inc.[a]	109	3,525
OMNOVA Solutions Inc.[a]	203	1,835
PolyOne Corp.	342	12,161
Potash Corp. of Saskatchewan	2,869	89,857
PPG Industries Inc.	472	86,074
Praxair Inc.	992	123,722
Quaker Chemical Corp.	41	2,833
Rockwood Holdings Inc.	249	17,064

Security	Shares	Value

RPM International Inc.	439	$17,415
Scotts Miracle-Gro Co. (The) Class A	142	8,433
Sensient Technologies Corp.	168	8,219
Sherwin-Williams Co. (The)	286	52,412
Sinopec Shanghai Petrochemical Co. Ltd. Class H SP ADR	118	3,291
Sociedad Quimica y Minera de Chile SA Series B SP ADR[b]	310	7,722
Stepan Co.	58	3,677
Syngenta AG SP ADR	1,536	108,795
Tredegar Corp.	76	1,884
Tronox Ltd. Class A	216	4,743
Valhi Inc.	38	538
Valspar Corp. (The)	278	19,538
W.R. Grace & Co.[a]	239	22,542
Westlake Chemical Corp.	68	8,265
Zep Inc.	72	1,155

		1,886,152
COMMERCIAL BANKS — 8.16%
Banco Bilbao Vizcaya Argentaria SA SP ADR	18,614	221,693
Banco de Chile SP ADR[b]	141	10,328
Banco Latinoamericano de Comercio Exterior SA Class E	124	3,150
Banco Macro SA SP ADR[a]	115	2,091
Banco Santander (Chile) SA SP ADR[b]	540	10,519
Banco Santander SA SP ADR[b]	36,274	313,407
BancorpSouth Inc.	273	6,435
Bank of Hawaii Corp.	158	8,971
Bank of Montreal	2,154	131,566
Bank of Nova Scotia	3,997	219,195
BankUnited Inc.	196	6,096
Barclays PLC SP ADR	12,640	226,256
BB&T Corp.	2,255	84,360
BBVA Banco Frances SA SP ADR[a]	121	704
Canadian Imperial Bank of Commerce	1,350	104,922
CapitalSource Inc.	596	8,183
CIT Group Inc.	650	30,257
City National Corp.	144	10,418
Comerica Inc.	605	27,709
Community Bank System Inc.	159	5,660
CorpBanca SA SP ADR	310	5,112
Credicorp Ltd.	171	22,558
Cullen/Frost Bankers Inc.	183	13,546
F.N.B. Corp.	548	6,488

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

January 31, 2014

Security	Shares	Value

First BanCorp (Puerto Rico)[a]	385	$1,883
First Commonwealth Financial Corp.	350	2,873
First Horizon National Corp.	824	9,690
First Republic Bank	360	17,471
Governor & Co. of the Bank of Ireland (The) SP ADR[a]	1,663	28,254
Grupo Financiero Santander Mexico SAB de CV Series B SP ADR	1,153	12,752
HDFC Bank Ltd. SP ADR	1,988	62,204
HSBC Holdings PLC SP ADR	12,474	642,286
Hudson Valley Holding Corp.	113	2,032
ICICI Bank Ltd. SP ADR	1,757	56,523
KB Financial Group Inc. SP ADR	1,171	39,287
KeyCorp	3,043	38,829
Lloyds TSB Group PLC SP ADR[a,b]	39,891	218,603
M&T Bank Corp.	384	42,820
Mitsubishi UFJ Financial Group Inc. SP ADR	40,728	245,997
Mizuho Financial Group Inc. SP ADR[b]	36,404	154,717
National Bank Holdings Corp. Class A	171	3,331
National Bank of Greece SA SP ADR[b]	906	4,050
OFG Bancorp	144	2,100
PNC Financial Services Group Inc. (The)[c]	1,788	142,825
Prosperity Bancshares Inc.	195	12,199
Regions Financial Corp.	4,702	47,819
Royal Bank of Canada	4,787	296,220
Royal Bank of Scotland Group PLC SP ADR[a]	3,772	41,982
Shinhan Financial Group Co. Ltd. SP ADR	1,377	56,994
Sterling Bancorp	266	3,352
Sumitomo Mitsui Financial Group Inc. SP ADR	20,572	191,731
SunTrust Banks Inc.	1,746	64,637
Synovus Financial Corp.	2,873	9,625
TCF Financial Corp.	441	7,100
Toronto-Dominion Bank (The)	3,062	264,710
U.S. Bancorp	6,111	242,790
Valley National Bancorp	698	6,764
Webster Financial Corp.	337	10,225
Wells Fargo & Co.	17,546	795,536
Western Alliance Bancorp[a]	271	6,076
Westpac Banking Corp. SP ADR	10,375	277,739

Security	Shares	Value

Woori Finance Holdings Co. Ltd. SP ADR	330	$11,197

		5,554,847
COMMERCIAL SERVICES & SUPPLIES — 0.49%
ABM Industries Inc.	144	3,839
ACCO Brands Corp.[a]	353	2,051
ADT Corp. (The)	693	20,818
ARC Document Solutions Inc.[a]	128	970
Brink’s Co. (The)	125	3,955
Cenveo Inc.[a]	358	1,188
Clean Harbors Inc.[a,b]	161	9,029
Covanta Holding Corp.	319	5,742
Deluxe Corp.	173	8,399
Ennis Inc.	84	1,215
HNI Corp.	121	4,151
Iron Mountain Inc.	561	14,816
KAR Auction Services Inc.	424	11,796
Knoll Inc.	158	2,623
Mine Safety Appliances Co.	108	5,441
NL Industries Inc.	18	199
Pitney Bowes Inc.	683	17,198
Progressive Waste Solutions Ltd.	385	8,836
Quad Graphics Inc.	68	1,559
Republic Services Inc.	1,191	38,148
Ritchie Bros. Auctioneers Inc.	316	7,255
Rollins Inc.	244	7,032
Schawk Inc.	38	459
Steelcase Inc. Class A	293	4,328
Team Inc.[a]	59	2,497
Tyco International Ltd.	1,538	62,274
UniFirst Corp.	43	4,549
Viad Corp.	68	1,788
Waste Connections Inc.	383	15,657
Waste Management Inc.	1,579	65,971

		333,783
COMMUNICATIONS EQUIPMENT — 0.39%
Alcatel-Lucent SP ADR[a]	7,773	30,703
Calix Inc.[a]	118	936
Ciena Corp.[a]	338	7,886
Emulex Corp.[a]	293	2,156
Harris Corp.	356	24,685
Juniper Networks Inc.[a]	1,650	43,907
Motorola Solutions Inc.	865	55,187
Nokia OYJ SP ADR[a]	12,569	86,977

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

January 31, 2014

Security	Shares	Value

Palo Alto Networks Inc.[a,b]	161	$9,571
Plantronics Inc.	132	5,667

		267,675
COMPUTERS & PERIPHERALS — 0.61%
3D Systems Corp.[a,b]	316	24,563
China Digital TV Holding Co. Ltd. SP ADR[a]	179	408
Diebold Inc.	216	7,255
EMC Corp.	6,808	165,026
Fusion-io Inc.[a]	323	3,553
Hewlett-Packard Co.	6,419	186,151
Imation Corp.[a]	109	524
Lexmark International Inc. Class A	192	7,525
NCR Corp.[a]	525	18,475
Quantum Corp.[a]	773	966

		414,446
CONSTRUCTION & ENGINEERING — 0.30%
AECOM Technology Corp.[a]	306	8,773
Ameresco Inc. Class Aa	481	4,743
Chicago Bridge & Iron Co. NV	345	25,871
Comfort Systems USA Inc.	128	2,181
Dycom Industries Inc.[a]	116	3,228
EMCOR Group Inc.	220	9,352
Empresas ICA SAB de CV SP ADR[a]	498	3,835
Fluor Corp.	549	41,702
Furmanite Corp.[a]	210	2,453
Grana y Montero SAa	245	5,165
Granite Construction Inc.	128	4,261
Jacobs Engineering Group Inc.[a]	424	25,741
KBR Inc.	520	16,276
MasTec Inc.[a,b]	201	7,224
Orion Marine Group Inc.[a]	131	1,467
Pike Corp.[a]	244	2,572
Quanta Services Inc.[a]	651	20,292
Tutor Perini Corp.[a]	110	2,486
URS Corp.	263	13,202

		200,824
CONSTRUCTION MATERIALS — 0.26%
Cemex SAB de CV SP ADR[a]	3,687	45,608
CRH PLC SP ADR	2,147	55,607
Eagle Materials Inc.	142	11,182
Headwaters Inc.[a]	323	3,592
James Hardie Industries SE SP ADR	229	12,831
Martin Marietta Materials Inc.	152	16,570

Security	Shares	Value

Texas Industries Inc.[a]	81	$6,093
Vulcan Materials Co.	435	26,853

		178,336
CONSUMER FINANCE — 0.80%
American Express Co.	3,570	303,521
Capital One Financial Corp.	1,925	135,924
Cash America International Inc.[b]	98	3,600
Cash Store Financial Services Inc. (The)[a]	179	174
Discover Financial Services	1,593	85,464
Green Dot Corp. Class Aa	187	4,211
Imperial Holdings Inc.[a]	57	352
Nelnet Inc. Class A	94	3,502
Santander Consumer USA Holdings Inc.[a]	254	6,510

		543,258
CONTAINERS & PACKAGING — 0.32%
AptarGroup Inc.	204	13,015
Avery Dennison Corp.	327	16,111
Ball Corp.	474	24,264
Bemis Co. Inc.	336	12,939
Berry Plastics Group Inc.[a]	185	4,126
Crown Holdings Inc.[a]	472	19,399
Graphic Packaging Holding Co.[a]	678	6,441
Greif Inc. Class A	81	4,101
Greif Inc. Class B	19	1,055
MeadWestvaco Corp.	576	20,776
Myers Industries Inc.	114	2,183
Owens-Illinois Inc.[a]	548	17,558
Packaging Corp. of America	311	20,091
Rock-Tenn Co. Class A	227	23,036
Sealed Air Corp.	629	19,619
Sonoco Products Co.	321	13,283

		217,997
DISTRIBUTORS — 0.06%
Genuine Parts Co.	504	41,454

		41,454
DIVERSIFIED CONSUMER SERVICES — 0.15%
Ambow Education Holding Ltd. Class A SP ADR[a,d]	56	42
Bridgepoint Education Inc.[a]	83	1,442
Carriage Services Inc.	47	1,006
DeVry Education Group Inc.	162	5,855
Graham Holdings Co. Class B	22	13,773

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

January 31, 2014

Security	Shares	Value

H&R Block Inc.	896	$27,238
Hillenbrand Inc.	209	5,658
ITT Educational Services Inc.[a]	49	1,441
K12 Inc.[a]	85	1,866
New Oriental Education & Technology Group Inc. SP ADR	450	13,203
Regis Corp.	137	1,689
Service Corp. International	677	11,983
Sotheby’s	225	10,782
TAL Education Group Class A SP ADR[a]	177	4,239
Universal Technical Institute Inc.	71	836
Weight Watchers International Inc.[b]	64	1,730
Xueda Education Group SP ADR[a]	83	544

		103,327
DIVERSIFIED FINANCIAL SERVICES — 4.35%
Bank of America Corp.	35,206	589,700
Berkshire Hathaway Inc. Class Ba	6,373	711,227
Citigroup Inc.	10,097	478,901
ING Groep NV SP ADR[a]	12,748	168,401
ING U.S. Inc.	379	12,799
IntercontinentalExchange Group Inc.	377	78,714
J.P. Morgan Chase & Co.	12,384	685,578
Leucadia National Corp.	997	27,248
McGraw Hill Financial Inc.	891	67,751
Moody’s Corp.	734	54,742
MSCI Inc. Class Aa	397	16,960
ORIX Corp. SP ADR	834	63,851
PHH Corp.[a]	188	4,563

		2,960,435
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.10%
AT&T Inc.	17,560	585,099
BCE Inc.	2,541	106,646
British Telecommunications PLC SP ADR	2,652	167,209
CenturyLink Inc.	1,971	56,883
China Telecom Corp. Ltd. Class H SP ADR	443	20,227
China Unicom (Hong Kong) Ltd. SP ADR	1,475	19,234
Chunghwa Telecom Co. Ltd. SP ADR[b]	1,552	45,629
Cincinnati Bell Inc.[a]	663	2,294
IDT Corp. Class B	68	1,156
KT Corp. SP ADR	1,510	21,366
Level 3 Communications Inc.[a]	604	19,388

Security	Shares	Value

Nippon Telegraph and Telephone Corp. SP ADR	4,632	$124,879
Oi SA SP ADR	907	1,705
Orange SP ADR	6,443	79,764
Portugal Telecom SGPS SA SP ADR	1,836	7,987
Premiere Global Services Inc.[a]	173	1,886
PT Telekomunikasi Indonesia SP ADR	834	30,249
Telecom Argentina SA SP ADR	269	4,100
Telecom Italia SpA RNC SP ADR	2,003	16,765
Telecom Italia SpA SP ADR	3,276	36,265
Telefonica SA SP ADR	15,039	230,999
TELUS Corp.	2,183	76,165
Verizon Communications Inc.	9,513	456,814
Vonage Holdings Corp.[a]	150	692

		2,113,401
ELECTRIC UTILITIES — 1.64%
ALLETE Inc.	113	5,648
American Electric Power Co. Inc.	1,643	80,195
Centrais Eletricas Brasileiras SA SP ADR	999	2,118
Cleco Corp.	203	9,919
Companhia Energetica de Minas Gerais SP ADR	239	1,400
CPFL Energia SA SP ADR	538	7,930
Duke Energy Corp.	2,364	166,946
Edison International	1,071	51,579
El Paso Electric Co.	100	3,643
Empire District Electric Co. (The)	143	3,282
Empresa Distribuidora y Comercializadora Norte SA SP ADR[a]	71	366
Enersis SA SP ADR	1,966	26,089
Entergy Corp.	591	37,251
Exelon Corp.	2,879	83,491
FirstEnergy Corp.	1,404	44,212
Great Plains Energy Inc.	540	13,327
Hawaiian Electric Industries Inc.	323	8,404
IDACORP Inc.	166	8,753
ITC Holdings Corp.	173	17,905
Korea Electric Power Corp. SP ADR[a]	2,099	34,235
NextEra Energy Inc.	1,414	129,989
Northeast Utilities	1,043	45,683
NRG Yield Inc. Class A	74	2,882
OGE Energy Corp.	636	21,668
Pampa Energia SA SP ADR[a]	150	622
Pepco Holdings Inc.	754	14,650

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

January 31, 2014

Security	Shares	Value

Pinnacle West Capital Corp.	363	$19,105
PNM Resources Inc.	263	6,483
Portland General Electric Co.	215	6,489
PPL Corp.	2,066	63,158
Southern Co. (The)	2,928	120,751
UIL Holdings Corp.	182	7,038
Unitil Corp.	66	2,009
UNS Energy Corp.	143	8,563
Westar Energy Inc.	415	13,765
Xcel Energy Inc.	1,674	48,395

		1,117,943
ELECTRICAL EQUIPMENT — 1.11%
ABB Ltd. SP ADR	7,122	176,911
Acuity Brands Inc.	144	18,294
AMETEK Inc.	803	39,684
AZZ Inc.	83	3,470
Babcock & Wilcox Co. (The)	390	13,369
Brady Corp. Class A	143	3,912
China Ming Yang Wind Power Group Ltd. SP ADR[a]	218	589
Eaton Corp. PLC	1,573	114,971
Emerson Electric Co.	2,364	155,882
EnerSys Inc.	169	11,502
Generac Holdings Inc.	219	10,540
General Cable Corp.	177	5,050
GrafTech International Ltd.[a,b]	438	4,490
Hubbell Inc. Class A	9	951
Hubbell Inc. Class B	174	20,311
Nidec Corp. SP ADR	1,578	43,916
Polypore International Inc.[a,b]	158	5,238
Regal Beloit Corp.	125	9,261
Rockwell Automation Inc.	459	52,712
Roper Industries Inc.	326	44,740
Sensata Technologies Holding NVa	411	15,388
Thermon Group Holdings Inc.[a]	103	2,789

		753,970
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.61%
Aeroflex Holding Corp.[a]	265	1,826
Amphenol Corp. Class A	521	45,265
Anixter International Inc.	89	7,807
Arrow Electronics Inc.[a]	293	15,054
AU Optronics Corp. SP ADR[a]	2,875	7,935
Avnet Inc.	458	18,810
AVX Corp.	232	2,997

Security	Shares	Value

Badger Meter Inc.	53	$2,700
Belden Inc.	135	8,736
Benchmark Electronics Inc.[a]	201	4,569
Celestica Inc.[a]	454	4,504
Checkpoint Systems Inc.[a]	133	1,774
Corning Inc.	4,779	82,247
CTS Corp.	113	2,112
Dolby Laboratories Inc. Class Aa	146	5,985
Fabrinet[a]	222	4,100
Ingram Micro Inc. Class Aa	483	12,085
InvenSense Inc.[a,b]	192	3,780
Jabil Circuit Inc.	623	11,195
Kemet Corp.[a]	145	800
Kyocera Corp. SP ADR	1,126	50,400
LG Display Co. Ltd. SP ADR[a]	1,337	15,683
Methode Electronics Inc.	123	4,140
Nam Tai Electronics Inc.	98	597
Park Electrochemical Corp.	64	1,931
Pulse Electronics Corp.[a]	13	40
RealD Inc.[a]	136	1,217
Rogers Corp.[a]	53	3,217
SYNNEX Corp.[a]	83	4,660
TE Connectivity Ltd.	1,408	79,566
Vishay Intertechnology Inc.[a]	479	6,505
Vishay Precision Group Inc.[a]	113	1,609

		413,846
ENERGY EQUIPMENT & SERVICES — 1.96%
Atwood Oceanics Inc.[a,b]	220	10,428
Baker Hughes Inc.	1,469	83,204
Basic Energy Services Inc.[a]	141	2,415
Bristow Group Inc.	136	9,763
C&J Energy Services Inc.[a,b]	175	4,092
Cal Dive International Inc.[a,b]	314	515
Cameron International Corp.[a]	808	48,456
CARBO Ceramics Inc.	64	7,368
CGG SP ADR[a]	616	9,111
Core Laboratories NV	150	26,838
Diamond Offshore Drilling Inc.	471	22,862
Dresser-Rand Group Inc.[a]	233	13,281
Dril-Quip Inc.[a]	128	12,872
Ensco PLC Class A	774	38,986
ERA Group Inc.[a]	65	1,904
Exterran Holdings Inc.[a]	153	5,315
FMC Technologies Inc.[a]	771	38,118
Forum Energy Technologies Inc.[a]	144	3,617

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

January 31, 2014

Security	Shares	Value

Global Geophysical Services Inc.[a]	128	$189
GulfMark Offshore Inc. Class A	61	2,596
Halliburton Co.	2,831	138,747
Helix Energy Solutions Group Inc.[a]	338	6,892
Helmerich & Payne Inc.	354	31,166
Hornbeck Offshore Services Inc.[a]	104	4,442
ION Geophysical Corp.[a]	398	1,206
Key Energy Services Inc.[a]	476	3,470
McDermott International Inc.[a,b]	685	5,713
Nabors Industries Ltd.	867	14,808
National Oilwell Varco Inc.	1,423	106,739
Natural Gas Services Group Inc.[a]	70	2,023
Newpark Resources Inc.[a]	303	3,442
Nobel Corp. PLC	818	25,383
North American Energy Partners Inc.[a]	207	1,250
Oceaneering International Inc.	359	24,466
Oil States International Inc.[a]	184	17,287
Parker Drilling Co.[a]	388	2,887
Precision Drilling Corp.	923	8,233
Rowan Companies PLC Class Aa	387	12,140
RPC Inc.	265	4,513
Schlumberger Ltd.	4,377	383,294
SEACOR Holdings Inc.[a]	62	5,219
Seadrill Ltd.	1,178	42,066
Superior Energy Services Inc.	561	13,262
Tenaris SA SP ADR	779	34,650
TETRA Technologies Inc.[a]	255	2,632
Tidewater Inc.	173	8,970
Transocean Ltd.	1,159	50,162
Unit Corp.[a]	167	8,345
Weatherford International Ltd.[a]	2,309	31,264
Willbros Group Inc.[a]	159	1,328

		1,337,929
FOOD & STAPLES RETAILING — 1.54%
Cencosud SA SP ADR[b]	1,634	13,824
CVS Caremark Corp.	4,092	277,110
Delhaize Group SP ADR	360	23,033
Kroger Co. (The)	1,613	58,229
Rite Aid Corp.[a]	2,945	16,345
Safeway Inc.	814	25,429
SUPERVALU Inc.[a]	708	4,092
Susser Holdings Corp.[a]	71	4,330
Sysco Corp.	1,971	69,143
Wal-Mart Stores Inc.	5,196	388,037
Walgreen Co.	2,887	165,569

Security	Shares	Value

Weis Markets Inc.	63	$3,101

		1,048,242
FOOD PRODUCTS — 1.63%
Adecoagro SAa	317	2,381
Archer-Daniels-Midland Co.	2,149	84,842
B&G Foods Inc. Class A	193	6,325
BRF — Brasil Foods SA SP ADR	2,334	41,265
Bunge Ltd.	491	37,198
Campbell Soup Co.	638	26,292
Chiquita Brands International Inc.[a]	151	1,597
ConAgra Foods Inc.	1,360	43,234
Darling International Inc.[a]	389	7,609
Dean Foods Co.[a]	388	6,130
Flowers Foods Inc.	591	12,381
Fresh Del Monte Produce Inc.	130	3,440
General Mills Inc.	2,103	100,986
Gruma SAB de CV Series B SP ADR[a]	117	3,814
Hershey Co. (The)	546	54,272
Hillshire Brands Co.	430	15,317
Hormel Foods Corp.	455	20,675
Industrias Bachoco SAB de CV SP ADR	28	1,187
Ingredion Inc.	257	16,011
J.M. Smucker Co. (The)	346	33,351
Kellogg Co.	1,220	70,736
McCormick & Co. Inc	30	1,941
McCormick & Co. Inc. NVS	399	25,608
Mead Johnson Nutrition Co. Class A	679	52,208
Omega Protein Corp.[a]	66	669
Pinnacle Foods Inc.	113	3,051
Post Holdings Inc.[a]	99	5,299
Tootsie Roll Industries Inc.	88	2,670
TreeHouse Foods Inc.[a]	126	8,296
Tyson Foods Inc. Class A	939	35,119
Unilever NV NYS	5,743	214,444
Unilever PLC SP ADR	4,035	155,791
WhiteWave Foods Co. Class Aa	560	13,558

		1,107,697
GAS UTILITIES — 0.25%
AGL Resources Inc.	381	18,204
Atmos Energy Corp.	270	12,963
Chesapeake Utilities Corp.	31	1,824
Laclede Group Inc. (The)	68	3,121
National Fuel Gas Co.	261	19,669
New Jersey Resources Corp.	143	6,521
Northwest Natural Gas Co.	88	3,657

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

January 31, 2014

Security	Shares	Value

ONEOK Inc.	680	$46,573
Piedmont Natural Gas Co.	239	7,892
Questar Corp.	593	13,829
South Jersey Industries Inc.	108	5,761
Southwest Gas Corp.	154	8,274
Transportadora de Gas del Sur SA SP ADR	236	437
UGI Corp.	398	17,269
WGL Holdings Inc.	167	6,309

		172,303
HEALTH CARE EQUIPMENT & SUPPLIES — 1.78%
Abbott Laboratories	5,173	189,642
Alere Inc.[a]	238	9,020
Baxter International Inc.	1,804	123,213
Becton, Dickinson and Co.	638	68,981
Boston Scientific Corp.[a]	4,386	59,343
C.R. Bard Inc.	270	34,989
Cantel Medical Corp.	153	4,850
CareFusion Corp.[a]	739	30,129
Cooper Companies Inc. (The)	152	18,891
Covidien PLC	1,530	104,407
CryoLife Inc.	93	1,004
Edwards Lifesciences Corp.[a]	351	22,857
Globus Medical Inc. Class Aa	248	5,803
Greatbatch Inc.[a]	78	3,316
Haemonetics Corp.[a]	169	6,403
Hill-Rom Holdings Inc.	208	7,544
Invacare Corp.	102	2,058
Medtronic Inc.	3,339	188,854
Mindray Medical International Ltd. SP ADR[b]	313	10,968
ResMed Inc.[b]	485	21,151
Smith & Nephew PLC SP ADR[b]	568	41,032
St. Jude Medical Inc.	917	55,690
Steris Corp.	180	8,260
Stryker Corp.	1,119	86,834
Symmetry Medical Inc.[a]	120	1,166
Teleflex Inc.	140	13,110
Varian Medical Systems Inc.[a]	365	29,678
West Pharmaceutical Services Inc.	246	11,673
Zimmer Holdings Inc.	565	53,093

		1,213,959
HEALTH CARE PROVIDERS & SERVICES — 1.75%
Accretive Health Inc.[a]	203	1,870
Aetna Inc.	1,225	83,704

Security	Shares	Value

AmerisourceBergen Corp.	775	$52,095
AMN Healthcare Services Inc.[a]	132	1,994
Brookdale Senior Living Inc.[a]	418	11,478
Capital Senior Living Corp.[a]	91	2,045
Cardinal Health Inc.	1,127	76,659
Centene Corp.[a]	174	10,544
Chemed Corp.[b]	55	4,341
China Cord Blood Corp.[a],b	128	502
Cigna Corp.	914	78,887
Community Health Systems Inc.[a]	347	14,369
Concord Medical Services Holdings Ltd. SP ADR	75	412
DaVita HealthCare Partners Inc.[a]	690	44,802
Emeritus Corp.[a]	156	3,440
Envision Healthcare Holdings Inc.[a]	144	4,761
ExamWorks Group Inc.[a]	114	3,510
Five Star Quality Care Inc.[a]	200	1,086
Fresenius Medical Care AG & Co. KGaA SP ADR	1,394	49,194
Hanger Inc.[a]	113	3,820
HCA Holdings Inc.[a]	992	49,868
Health Net Inc.[a]	236	7,762
HealthSouth Corp.	248	7,718
Humana Inc.	524	50,985
Kindred Healthcare Inc.	173	3,277
Laboratory Corp. of America Holdings[a]	304	27,308
Landauer Inc.	35	1,616
McKesson Corp.	771	134,470
MEDNAX Inc.[a],b	314	17,471
Molina Healthcare Inc.[a]	65	2,340
Omnicare Inc.	329	20,549
Owens & Minor Inc.	181	6,270
PharMerica Corp.[a]	98	2,385
Quest Diagnostics Inc.	480	25,200
Select Medical Holdings Corp.	186	2,009
Team Health Holdings Inc.[a]	224	9,668
Tenet Healthcare Corp.[a]	358	16,472
Triple-S Management Corp. Class Ba	68	1,213
UnitedHealth Group Inc.	3,311	239,319
Universal American Corp.	211	1,488
Universal Health Services Inc. Class B	294	24,114
WellCare Health Plans Inc.[a]	143	9,311
WellPoint Inc.	981	84,366

		1,194,692

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

January 31, 2014

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 1.46%
Arcos Dorados Holdings Inc. Class A	412	$3,650
Bally Technologies Inc.[a]	119	8,725
Biglari Holdings Inc.[a]	7	3,059
Boyd Gaming Corp.[a]	375	3,960
Brinker International Inc.	218	10,543
Burger King Worldwide Inc.	248	6,036
Carnival Corp.	1,390	54,474
Carnival PLC SP ADR	732	29,873
CEC Entertainment Inc.	68	3,669
Chipotle Mexican Grill Inc.[a]	99	54,644
Choice Hotels International Inc.	111	5,387
Country Style Cooking Restaurant Chain Co. Ltd. SP ADR[a]	39	468
Darden Restaurants Inc.	425	21,012
DineEquity Inc.	38	2,957
Domino’s Pizza Inc.	192	13,557
Hilton Worldwide Holdings Inc.[a]	361	7,816
Hyatt Hotels Corp. Class Aa	148	7,073
InterContinental Hotels Group PLC	768	24,914
International Game Technology	859	12,395
Krispy Kreme Doughnuts Inc.[a]	221	3,812
Las Vegas Sands Corp.	1,294	99,017
Life Time Fitness Inc.[a],b	134	5,515
Marcus Corp. (The)	68	888
Marriott Vacations Worldwide Corp.[a]	116	5,554
McDonald’s Corp.	3,315	312,174
MGM Resorts International[a]	1,296	31,571
Orient-Express Hotels Ltd. Class Aa	314	4,446
Pinnacle Entertainment Inc.[a]	189	4,130
Red Lion Hotels Corp.[a]	58	336
Royal Caribbean Cruises Ltd.	564	27,974
Ruby Tuesday Inc.[a]	261	1,462
SeaWorld Entertainment Inc.	104	3,372
Six Flags Entertainment Corp.	202	7,250
Speedway Motorsports Inc.	43	824
Starwood Hotels & Resorts Worldwide Inc.	635	47,441
Tim Hortons Inc.	507	26,247
Vail Resorts Inc.	103	7,019
Wyndham Worldwide Corp.	437	31,001
Yum! Brands Inc.	1,502	100,859

		995,104
HOUSEHOLD DURABLES — 0.56%
Beazer Homes USA Inc.[a]	111	2,499

Security	Shares	Value

Blyth Inc.[b]	38	$356
Brookfield Residential Properties Inc.[a]	350	7,917
CSS Industries Inc.	30	804
D.R. Horton Inc.	864	20,287
Desarrolladora Homex SAB de CV SP ADR[a],b	152	234
Ethan Allen Interiors Inc.	113	2,852
Gafisa SA SP ADR	714	1,821
Harman International Industries Inc.	211	21,824
Hovnanian Enterprises Inc. Class Aa	188	1,134
Jarden Corp.[a]	408	24,664
KB Home	215	4,158
La-Z-Boy Inc.	173	4,657
Leggett & Platt Inc.	492	14,770
Lennar Corp. Class A	517	20,763
Lennar Corp. Class B	38	1,244
M.D.C. Holdings Inc.	98	3,027
M/I Homes Inc.[a]	73	1,795
Meritage Homes Corp.[a]	120	5,828
Mohawk Industries Inc.[a]	198	28,152
NACCO Industries Inc. Class A	20	1,181
Newell Rubbermaid Inc.	983	30,375
NVR Inc.[a]	14	16,148
PulteGroup Inc.	1,144	23,246
Ryland Group Inc. (The)	135	6,026
Sony Corp. SP ADR[b]	3,336	52,542
Standard-Pacific Corp.[a]	505	4,444
Tempur Sealy International Inc.[a]	198	9,759
Toll Brothers Inc.[a]	531	19,514
Tupperware Brands Corp.	173	13,556
Whirlpool Corp.	252	33,591

		379,168
HOUSEHOLD PRODUCTS — 1.64%
Church & Dwight Co. Inc.	456	29,448
Clorox Co. (The)	448	39,545
Colgate-Palmolive Co.	3,051	186,813
Energizer Holdings Inc.	212	20,034
Kimberly-Clark Corp.	1,273	139,228
Oil-Dri Corp. of America	25	859
Procter & Gamble Co. (The)	9,045	693,028
Spectrum Brands Holdings Inc.	64	4,816

		1,113,771
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.19%
AES Corp. (The)	2,042	28,711

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

January 31, 2014

Security	Shares	Value

Atlantic Power Corp.	396	$1,049
Calpine Corp.[a]	1,354	25,699
China Hydroelectric Corp. SP ADR[a]	503	1,695
Dynegy Inc.[a]	346	7,045
Empresa Nacional de Electricidad SA SP ADR	368	14,197
Genie Energy Ltd. Class Ba	68	680
Huaneng Power International Inc. Class H SP ADR	256	9,380
NRG Energy Inc.	1,053	29,326
Ormat Technologies Inc.	60	1,479
TransAlta Corp.	897	11,778

		131,039
INDUSTRIAL CONGLOMERATES — 2.55%
3M Co.	2,247	288,043
Carlisle Companies Inc.	218	16,247
Danaher Corp.	1,994	148,334
General Electric Co.	33,911	852,183
Koninklijke Philips NV NYS	3,130	108,611
Siemens AG SP ADR	2,578	325,576

		1,738,994
INSURANCE — 3.68%
ACE Ltd.	1,128	105,818
AEGON NV NYS	7,190	62,337
Aflac Inc.	1,488	93,417
Alleghany Corp.[a]	53	19,733
Allied World Assurance Co. Holdings Ltd.	115	11,836
Allstate Corp. (The)	1,461	74,803
American Equity Investment Life Holding Co.	201	4,412
American Financial Group Inc.	239	13,126
American International Group Inc.	4,916	235,771
Aon PLC	995	80,058
Arthur J. Gallagher & Co.	434	20,064
Aspen Insurance Holdings Ltd.	235	9,141
Assurant Inc.	230	15,030
Assured Guaranty Ltd.	536	11,336
Aviva PLC SP ADR	4,929	72,604
Axis Capital Holdings Ltd.	367	16,522
Brown & Brown Inc.	424	13,352
China Life Insurance Co. Ltd. Class H SP ADR	1,657	67,506
Chubb Corp. (The)	839	70,929
Citizens Inc.[a],b	176	1,223

Security	Shares	Value

CNA Financial Corp.	896	$35,195
CNO Financial Group Inc.	755	12,790
Employers Holdings Inc.	101	2,482
Endurance Specialty Holdings Ltd.	135	7,073
Everest Re Group Ltd.	138	19,977
FBL Financial Group Inc. Class A	31	1,198
Fidelity National Financial Inc. Class A	814	25,674
First American Financial Corp.	353	9,150
Genworth Financial Inc. Class Aa	1,629	24,028
Hanover Insurance Group Inc. (The)	160	8,885
Hartford Financial Services Group Inc. (The)	1,449	48,179
HCC Insurance Holdings Inc.	348	14,933
Hilltop Holdings Inc.[a]	228	5,424
Horace Mann Educators Corp.	132	3,683
Kemper Corp.	168	6,174
Kingsway Financial Services Inc.[a]	33	132
Lincoln National Corp.	884	42,458
Loews Corp.	1,080	48,157
Manulife Financial Corp.	6,202	114,303
Markel Corp.[a]	47	25,340
Marsh & McLennan Companies Inc.	1,824	83,375
MBIA Inc.[a]	503	5,503
Meadowbrook Insurance Group Inc.	175	1,060
Mercury General Corp.	92	4,216
MetLife Inc.	3,016	147,935
Montpelier Re Holdings Ltd.	163	4,543
Old Republic International Corp.	728	11,371
OneBeacon Insurance Group Ltd. Class A	142	1,997
PartnerRe Ltd.	171	16,787
Phoenix Companies Inc. (The)[a]	27	1,272
Platinum Underwriters Holdings Ltd.	103	5,854
Primerica Inc.	186	7,836
Principal Financial Group Inc.	954	41,566
ProAssurance Corp.	190	8,827
Progressive Corp. (The)	1,824	42,390
Protective Life Corp.	221	10,831
Prudential Financial Inc.	1,541	130,045
Prudential PLC SP ADR	4,113	166,001
Reinsurance Group of America Inc.	235	17,547
RenaissanceRe Holdings Ltd.	144	13,062
RLI Corp.	136	5,666
StanCorp Financial Group Inc.	148	9,509
Stewart Information Services Corp.	68	2,211

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

January 31, 2014

Security	Shares	Value

Sun Life Financial Inc.	2,062	$67,943
Symetra Financial Corp.	387	7,411
Torchmark Corp.	292	21,944
Travelers Companies Inc. (The)	1,223	99,405
Unum Group	906	29,173
Validus Holdings Ltd.	317	11,387
W.R. Berkley Corp.	388	15,039
White Mountains Insurance Group Ltd.	13	7,341
Willis Group Holdings PLC	561	24,157
XL Group PLC	981	28,194

		2,505,651
INTERNET & CATALOG RETAIL — 0.02%
E-Commerce China Dangdang Inc. SP ADR[a]	306	2,886
Vipshop Holdings Ltd.[a]	84	8,827

		11,713
INTERNET SOFTWARE & SERVICES — 0.34%
AOL Inc.[a]	249	11,474
Bankrate Inc.[a]	194	3,218
Demand Media Inc.[a]	237	1,368
Demandware Inc.[a]	108	6,877
Dice Holdings Inc.[a]	173	1,211
Envestnet Inc.[a]	136	5,814
IntraLinks Holdings Inc.[a]	130	1,375
LinkedIn Corp. Class Aa	336	72,311
Monster Worldwide Inc.[a]	432	2,644
Pandora Media Inc.[a]	598	21,570
Qihoo 360 Technology Co. Ltd. SP ADR[a]	259	26,180
Rackspace Hosting Inc.[a]	368	13,399
Renren Inc. SP ADR[a],b	1,121	3,598
Shutterstock Inc.[a],b	38	3,063
SouFun Holdings Ltd. SP ADR	81	6,593
Trulia Inc.[a],b	147	5,076
Twitter Inc.[a],b	283	18,254
XO Group Inc.[a],b	149	1,807
Yelp Inc.[a]	187	14,203
Youku Tudou Inc.[a],b	316	9,151

		229,186
IT SERVICES — 2.90%
Accenture PLC Class A	2,125	169,745
Alliance Data Systems Corp.[a],b	156	37,387
Booz Allen Hamilton Holding Corp.	63	1,152
Broadridge Financial Solutions Inc.	413	14,988
CACI International Inc. Class Aa	89	6,588

Security	Shares	Value

Camelot Information Systems Inc. SP ADR[a]	111	$221
CGI Group Inc. Class Aa,b	906	27,760
CIBER Inc.[a],b	205	795
Computer Sciences Corp.	484	29,238
Convergys Corp.	353	7,191
CoreLogic Inc.[a]	323	10,288
DST Systems Inc.	110	10,010
EPAM Systems Inc.[a]	88	3,599
EVERTEC Inc.	171	4,126
Fidelity National Information Services Inc.	971	49,230
FleetCor Technologies Inc.[a]	227	24,135
Gartner Inc.[a]	299	21,029
Genpact Ltd.[a]	569	9,656
Global Payments Inc.	264	17,448
Heartland Payment Systems Inc.	122	5,259
Higher One Holdings Inc.[a]	21	163
Infosys Ltd. SP ADR	1,440	84,355
International Business Machines Corp.	3,612	638,168
InterXion Holding NVa	150	3,693
iSoftStone Holdings Ltd. SP ADR[a]	138	722
Leidos Holdings Inc.	247	11,199
MasterCard Inc. Class A	3,430	259,582
MAXIMUS Inc.	232	9,830
NeuStar Inc. Class Aa	197	6,676
Science Applications International Corp.	141	5,218
Teradata Corp.[a]	547	22,493
Total System Services Inc.	597	17,838
Unisys Corp.[a],b	225	7,711
Vantiv Inc. Class Aa	407	12,348
VeriFone Systems Inc.[a]	347	10,066
Visa Inc. Class A	1,712	368,816
Western Union Co.	1,888	29,075
WEX Inc.[a]	111	9,142
Wipro Ltd. SP ADR[b]	1,783	23,072
WNS Holdings Ltd. SP ADR[a]	167	3,596

		1,973,608
LEISURE EQUIPMENT & PRODUCTS — 0.07%
Brunswick Corp.	313	12,977
Callaway Golf Co.	216	1,765
LeapFrog Enterprises Inc.[a],b	167	1,189
Polaris Industries Inc.	218	27,293
Sturm, Ruger & Co. Inc.	65	4,951

		48,175

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

January 31, 2014

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.48%
Agilent Technologies Inc.	1,115	$64,837
Bio-Rad Laboratories Inc. Class Aa	67	8,517
Cambrex Corp.[a]	98	1,839
Charles River Laboratories International Inc.[a]	173	9,780
Covance Inc.[a]	205	19,385
Enzo Biochem Inc.[a]	128	360
Mettler-Toledo International Inc.[a]	102	25,123
Nordion Inc.[a]	188	1,797
PerkinElmer Inc.	383	16,699
Quintiles Transnational Holdings Inc.[a]	89	4,239
Thermo Fisher Scientific Inc.	1,195	137,592
Waters Corp.[a]	271	29,341
Wuxi PharmaTech (Caymen) Inc. SP ADR[a]	234	8,167

		327,676
MACHINERY — 1.89%
Accuride Corp.[a]	146	556
Actuant Corp. Class A	231	7,905
AGCO Corp.	301	16,052
Alamo Group Inc.	18	904
Albany International Corp. Class A	86	2,973
Ampco-Pittsburgh Corp.	27	481
Barnes Group Inc.	160	5,990
Blount International Inc.[a]	162	2,077
Briggs & Stratton Corp.	168	3,540
Caterpillar Inc.	2,161	202,940
China Yuchai International Ltd.	68	1,445
CIRCOR International Inc.	56	4,033
CLARCOR Inc.	149	8,258
CNH Industrial NVa	1,800	18,972
Colfax Corp.[a]	238	14,340
Crane Co.	171	10,800
Cummins Inc.	616	78,220
Deere & Co.	1,277	109,771
Donaldson Co. Inc.	465	19,186
Douglas Dynamics Inc.	68	987
Dover Corp.	561	48,560
EnPro Industries Inc.[a]	44	3,192
ESCO Technologies Inc.	61	2,129
Federal Signal Corp.[a]	207	2,550
Flowserve Corp.	472	34,140
Graco Inc.	203	14,106
Greenbrier Companies Inc. (The)[a]	80	2,935

Security	Shares	Value

Harsco Corp.	267	$6,779
Hyster-Yale Materials Handling Inc.	19	1,629
IDEX Corp.	272	19,587
Illinois Tool Works Inc.	1,484	117,043
Ingersoll-Rand PLC	965	56,732
ITT Corp.	285	11,671
John Bean Technologies Corp.	98	3,025
Joy Global Inc.	340	17,949
Kadant Inc.	39	1,400
Kennametal Inc.	266	11,528
Lindsay Corp.	40	3,400
Lydall Inc.[a]	54	954
Manitowoc Co. Inc. (The)	450	12,803
Meritor Inc.[a]	378	4,150
Miller Industries Inc.	62	1,137
Mueller Industries Inc.	69	4,295
Mueller Water Products Inc. Class A	518	4,496
Navistar International Corp.[a],b	238	7,335
Oshkosh Corp.	303	16,404
Pall Corp.	365	29,237
Parker Hannifin Corp.	494	56,005
Pentair Ltd. Registered	654	48,612
Proto Labs Inc.[a]	64	5,079
Rexnord Corp.[a],b	318	8,262
Snap-on Inc.	194	19,429
SPX Corp.	141	14,039
Standex International Corp.	40	2,275
Stanley Black & Decker Inc.	507	39,242
Tennant Co.	55	3,527
Terex Corp.	332	13,612
Timken Co. (The)	261	14,702
Titan International Inc.	143	2,397
Toro Co. (The)	204	12,925
Trinity Industries Inc.	256	14,907
Valmont Industries Inc.	83	12,150
Wabash National Corp.[a]	227	3,112
WABCO Holdings Inc.[a]	205	17,675
Wabtec Corp.	294	21,700
Watts Water Technologies Inc. Class A	75	4,202
Xerium Technologies Inc.[a]	121	2,028
Xylem Inc.	602	20,083

		1,284,559
MARINE — 0.05%
Baltic Trading Ltd.	678	3,926
Costamare Inc.	44	864

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

January 31, 2014

Security	Shares	Value

Danaos Corp.[a]	150	$1,034
Diana Shipping Inc.[a]	232	2,833
Genco Shipping & Trading Ltd.[a],b	103	217
International Shipholding Corp.	23	616
Kirby Corp.[a]	173	17,264
Matson Inc.	139	3,326
Navios Maritime Holdings Inc.	259	2,455
Safe Bulkers Inc.	83	813
Seaspan Corp.	122	2,714

		36,062
MEDIA — 1.96%
A.H. Belo Corp. Class A	154	1,230
Cablevision NY Group Class A	700	11,228
CBS Corp. Class A	29	1,701
CBS Corp. Class B NVS	1,862	109,337
Cinemark Holdings Inc.	360	10,552
Clear Channel Outdoor Holdings Inc. Class A	136	1,285
E.W. Scripps Co. (The) Class Aa	105	1,933
Entercom Communications Corp. Class Aa	158	1,490
Entravision Communications Corp. Class A	228	1,375
Gannett Co. Inc.	711	19,574
Gray Television Inc.[a]	153	1,741
Grupo Televisa SAB de CV SP ADR	1,728	50,216
Harte-Hanks Inc.	148	1,014
Imax Corp.[a]	207	5,732
Interpublic Group of Companies Inc. (The)	1,448	23,631
John Wiley & Sons Inc. Class A	154	8,338
Journal Communications Inc. Class Aa	133	1,060
LIN Media LLC[a]	128	3,163
Lions Gate Entertainment Corp.	233	7,533
Live Nation Entertainment Inc.[a]	443	9,423
Media General Inc. Class Aa,b	198	3,530
Meredith Corp.	122	5,585
New York Times Co. (The) Class Ab	439	6,207
Omnicom Group Inc.	860	62,419
Pearson PLC SP ADR	2,646	48,395
Promotora de Informaciones SA Class A SP ADR[a]	349	736
Promotora de Informaciones SA Class B SP ADR[a]	308	979
Reed Elsevier NV SP ADR	1,214	50,138

Security	Shares	Value

Reed Elsevier PLC SP ADR	999	$58,422
Regal Entertainment Group Class A	237	4,622
Scripps Networks Interactive Inc. Class A	274	19,870
Shaw Communications Inc. Class B	1,275	28,114
Thomson Reuters Corp.	1,255	45,255
Time Warner Cable Inc.	944	125,807
Time Warner Inc.	3,071	192,951
Valassis Communications Inc.	115	3,910
Walt Disney Co. (The)	5,544	402,550
World Wrestling Entertainment Inc. Class A	114	2,758

		1,333,804
METALS & MINING — 2.57%
A.M. Castle & Co.[a]	60	823
Agnico-Eagle Mines Ltd.	596	18,524
AK Steel Holding Corp.[a],b	366	2,588
Alamos Gold Inc.[a]	436	3,998
Alcoa Inc.	3,487	40,135
Allegheny Technologies Inc.	368	11,570
Alumina Ltd. SP ADR[a],b	2,406	10,514
Aluminum Corp. of China Ltd. Class H SP ADR[a],b	527	4,669
AMCOL International Corp.	77	2,623
AngloGold Ashanti Ltd. SP ADR	1,284	18,798
ArcelorMittal NYS	3,219	53,049
AuRico Gold Inc.	1,036	4,755
Barrick Gold Corp.	3,348	64,549
BHP Billiton Ltd. SP ADR[b]	5,359	342,708
BHP Billiton PLC SP ADR	3,358	197,988
Carpenter Technology Corp.	188	10,925
Cliffs Natural Resources Inc.[b]	482	9,312
Coeur Mining Inc.[a]	299	3,035
Commercial Metals Co.	321	6,118
Companhia Siderurgica Nacional SA SP ADR	2,505	11,598
Compania de Minas Buenaventura SA SP ADR[a]	686	8,506
Compass Minerals International Inc.	102	8,019
Constellium NV Class Aa	165	4,275
Dominion Diamond Corp.[a]	254	3,691
DRDGOLD Ltd. SP ADR	45	173
Eldorado Gold Corp.	2,492	15,774
Endeavour Silver Corp.[a]	398	1,727
First Majestic Silver Corp.[a]	387	4,040

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

January 31, 2014

Security	Shares	Value

Fortuna Silver Mines Inc.[a]	526	$1,904
Franco-Nevada Corp.	468	22,675
Freeport-McMoRan Copper & Gold Inc.	3,397	110,097
Gold Fields Ltd. SP ADR	2,509	8,731
Goldcorp Inc.	2,681	66,730
Harmony Gold Mining Co. Ltd. SP ADR	1,118	3,220
Hecla Mining Co.	933	2,827
HudBay Minerals Inc.	578	4,601
IAMGOLD Corp.	1,331	4,858
Kinross Gold Corp.	3,953	18,105
Materion Corp.	68	1,807
McEwen Mining Inc.[a],b	658	1,711
Mechel OAO SP ADR[a]	503	976
Molycorp Inc.[a],b	497	2,411
Newmont Mining Corp.	1,649	35,618
Noranda Aluminium Holding Corp.	176	574
Nucor Corp.	1,068	51,638
POSCO SP ADR	933	63,435
Pretium Resources Inc.[a]	248	1,458
Primero Mining Corp.[a]	278	1,560
Reliance Steel & Aluminum Co.	241	16,858
Rio Tinto PLC SP ADR[b]	4,110	218,447
RTI International Metals Inc.[a]	98	3,050
Sesa Sterlite Ltd. SP ADR	1,113	13,445
Sibanye Gold Ltd. SP ADR	627	3,618
Silver Wheaton Corp.	1,169	25,379
Silvercorp Metals Inc.	583	1,493
Southern Copper Corp.	562	15,725
Stillwater Mining Co.[a]	308	3,862
SunCoke Energy Inc.[a]	240	5,323
Tahoe Resources Inc.[a]	319	5,678
Teck Resources Ltd. Class B	1,882	45,206
Ternium SA SP ADR	162	4,824
Thompson Creek Metals Co. Inc.[a]	503	1,293
Turquoise Hill Resources Ltd.[a]	1,440	5,054
United States Steel Corp.[b]	518	13,525
US Silica Holdings Inc.	118	3,495
Vale SA SP ADR	4,248	57,773
Walter Energy Inc.[b]	231	2,624
Worthington Industries Inc.	197	7,986
Yamana Gold Inc.	2,480	23,238

		1,747,316
MULTI-UTILITIES — 1.26%
Alliant Energy Corp.	368	19,121
Ameren Corp.	822	31,104

Security	Shares	Value

Avista Corp.	193	$5,564
Black Hills Corp.	146	8,005
CenterPoint Energy Inc.	1,380	32,292
CMS Energy Corp.	886	24,622
Consolidated Edison Inc.	983	53,485
Dominion Resources Inc.	1,922	130,523
DTE Energy Co.	576	39,295
Integrys Energy Group Inc.	263	14,291
Just Energy Group Inc.	560	3,942
MDU Resources Group Inc.	585	18,743
National Grid PLC SP ADR	2,467	159,812
NiSource Inc.	1,032	35,470
NorthWestern Corp.	120	5,425
PG&E Corp.	1,457	61,413
Public Service Enterprise Group Inc.	1,640	54,678
SCANA Corp.	406	19,192
Sempra Energy	756	70,089
TECO Energy Inc.	728	11,925
Vectren Corp.	263	9,605
Veolia Environnement SP ADR	1,253	19,635
Wisconsin Energy Corp.	744	31,746

		859,977
MULTILINE RETAIL — 0.52%
Big Lots Inc.[a]	211	5,653
Dillard’s Inc. Class A	96	8,381
Dollar General Corp.[a]	1,069	60,206
Family Dollar Stores Inc.	370	22,873
J.C. Penney Co. Inc.[a],b	1,014	6,003
Kohl’s Corp.	697	35,289
Macy’s Inc.	1,281	68,149
Nordstrom Inc.	489	28,093
Target Corp.	2,114	119,737

		354,384
OFFICE ELECTRONICS — 0.22%
Canon Inc. SP ADR	3,747	109,300
Xerox Corp.	3,855	41,827

		151,127
OIL, GAS & CONSUMABLE FUELS — 11.50%
Advantage Oil & Gas Ltd.[a]	548	2,230
Alon USA Energy Inc.	47	738
Alpha Natural Resources Inc.[a],b	653	3,709
Anadarko Petroleum Corp.	1,669	134,672
Antero Resources Corp.[a]	102	5,991
Apache Corp.	1,286	103,214
Arch Coal Inc.	588	2,493

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

January 31, 2014

Security	Shares	Value

Baytex Energy Corp.	428	$15,613
Bill Barrett Corp.[a],b	155	4,342
Bonanza Creek Energy Inc.[a]	143	5,822
BP PLC SP ADR	10,414	488,312
BPZ Resources Inc.[a]	353	706
Cabot Oil & Gas Corp.	1,388	55,492
Callon Petroleum Co.[a]	128	864
Cameco Corp.	1,306	27,713
Canadian Natural Resources Ltd.	3,486	114,167
Cenovus Energy Inc.	2,451	64,094
Chesapeake Energy Corp.	2,190	58,933
Chevron Corp.	6,428	717,558
China Petroleum & Chemical Corp. Class H SP ADR	793	62,512
Cimarex Energy Co.	286	28,022
Cloud Peak Energy Inc.[a]	203	3,802
CNOOC Ltd. SP ADR	537	82,714
Cobalt International Energy Inc.[a]	1,106	18,105
Comstock Resources Inc.	158	2,710
Concho Resources Inc.[a]	344	33,640
ConocoPhillips	4,075	264,671
CONSOL Energy Inc.	771	28,797
Continental Resources Inc.[a]	150	16,530
Cosan Ltd. Class A	624	7,213
Crescent Point Energy Corp.	1,298	44,976
CVR Energy Inc.	57	2,114
Delek US Holdings Inc.	151	4,575
Denbury Resources Inc.[a]	1,125	18,079
Devon Energy Corp.	1,275	75,506
DHT Holdings Inc.	17	140
Ecopetrol SA SP ADR[b]	831	28,470
Enbridge Inc.	2,704	113,541
Encana Corp.	2,469	44,368
Endeavour International Corp.[a],b	128	844
Energen Corp.	242	17,114
Enerplus Corp.	643	11,625
Eni SpA SP ADR	4,254	193,132
EOG Resources Inc.	896	148,055
EPL Oil & Gas Inc.[a]	155	4,165
EQT Corp.	500	46,405
Equal Energy Ltd.	113	597
EXCO Resources Inc.[b]	647	3,319
Exxon Mobil Corp.	14,637	1,348,946
Forest Oil Corp.[a]	381	1,162
Frontline Ltd.[a],b	173	714

Security	Shares	Value

Goodrich Petroleum Corp.[a],b	92	$1,584
Halcon Resources Corp.[a],b	786	2,649
Harvest Natural Resources Inc.[a],b	113	496
Hess Corp.	1,012	76,396
HollyFrontier Corp.	671	31,067
Hyperdynamics Corp.[a],b	110	669
InterOil Corp.[a],b	115	5,827
Kinder Morgan Inc.	2,222	75,570
Kodiak Oil & Gas Corp.[a]	893	9,475
Kosmos Energy Ltd.[a]	251	2,595
Laredo Petroleum Inc.[a]	175	4,330
Magnum Hunter Resources Corp.[a]	630	5,261
Marathon Oil Corp.	2,410	79,024
Marathon Petroleum Corp.	1,045	90,967
Matador Resources Co.[a]	167	3,246
Miller Energy Resources Inc.[a]	108	852
Murphy Oil Corp.	608	34,419
Newfield Exploration Co.[a]	448	11,097
Noble Energy Inc.	1,166	72,677
Nordic American Tankers Ltd.	159	1,739
Oasis Petroleum Inc.[a]	287	11,999
Occidental Petroleum Corp.	2,665	233,374
Panhandle Oil and Gas Inc.	25	967
PBF Energy Inc.	170	4,408
Peabody Energy Corp.	822	14,015
Pembina Pipeline Corp.[a]	1,014	34,780
Pengrowth Energy Corp.	1,733	11,195
Penn Virginia Corp.[a]	151	1,811
Penn West Petroleum Ltd.	1,699	12,692
Petrobras Argentina SA Class B SP ADR	212	999
PetroChina Co. Ltd. Class H SP ADR	683	65,507
Petroleo Brasileiro SA SP ADR	4,887	54,783
PetroQuest Energy Inc.[a]	200	772
Phillips 66	2,039	149,031
Pioneer Natural Resources Co.	448	75,855
QEP Resources Inc.	618	19,090
Quicksilver Resources Inc.[a],b	132	411
Range Resources Corp.	526	45,336
Resolute Energy Corp.[a],b	171	1,366
REX American Resources Corp.[a]	23	942
Royal Dutch Shell PLC Class A SP ADR	6,413	443,138
Royal Dutch Shell PLC Class B SP ADR	4,154	302,536
Sanchez Energy Corp.[a],b	129	3,546
SandRidge Energy Inc.[a],b	1,562	9,606

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

January 31, 2014

Security	Shares	Value

Sasol Ltd. SP ADR	1,425	$68,671
Scorpio Tankers Inc.	631	6,310
SemGroup Corp. Class A	141	8,708
Ship Finance International Ltd.	201	3,441
SM Energy Co.	220	18,207
Southwestern Energy Co.[a]	1,140	46,387
Spectra Energy Corp.	2,242	80,600
Statoil ASA SP ADR	3,093	73,335
Stone Energy Corp.[a]	163	5,045
Suncor Energy Inc.	4,999	164,117
Swift Energy Co.[a],b	143	1,770
Talisman Energy Inc.	3,428	36,851
Targa Resources Corp.	127	11,467
Teekay Corp.	143	7,746
Teekay Tankers Ltd. Class A	326	1,108
Tesoro Corp.	430	22,154
Total SA SP ADR	6,802	388,870
TransCanada Corp.	2,334	101,389
Tsakos Energy Navigation Ltd.	221	1,503
Ultra Petroleum Corp.[a],b	507	12,143
Ultrapar Participacoes SA SP ADR	1,262	27,827
USEC Inc.[a],b	21	95
VAALCO Energy Inc.[a]	188	1,132
Valero Energy Corp.	1,823	93,155
Vermilion Energy Inc.[a]	326	17,888
W&T Offshore Inc.	121	1,733
Western Refining Inc.	187	7,314
Whiting Petroleum Corp.[a]	381	22,243
Williams Companies Inc. (The)	2,270	91,912
World Fuel Services Corp.	245	10,466
WPX Energy Inc.[a]	654	12,459
Yanzhou Coal Mining Co. Ltd. Class H SP ADR	709	5,275
YPF SA SP ADR	486	10,784

		7,833,430
PAPER & FOREST PRODUCTS — 0.20%
Boise Cascade Co.[a],b	53	1,616
Clearwater Paper Corp.[a]	78	4,442
Deltic Timber Corp.	40	2,572
Domtar Corp.	120	12,889
Fibria Celulose SA SP ADR[a]	656	7,328
International Paper Co.	1,463	69,844
KapStone Paper and Packaging Corp.[a]	286	7,999
Louisiana-Pacific Corp.[a]	492	8,625
Neenah Paper Inc.	53	2,302

Security	Shares	Value

P.H. Glatfelter Co.	154	$4,772
Resolute Forest Products Inc.[a]	274	5,288
Schweitzer-Mauduit International Inc.	104	4,798
Wausau Paper Corp.	162	2,213

		134,688
PERSONAL PRODUCTS — 0.17%
Avon Products Inc.	1,439	21,427
Coty Inc. Class A	189	2,549
Estee Lauder Companies Inc. (The) Class A	774	53,205
Herbalife Ltd.[b]	318	20,470
Medifast Inc.[a],b	53	1,406
Nu Skin Enterprises Inc. Class A	172	14,646
Revlon Inc. Class Aa	36	845
USANA Health Sciences Inc.[a]	23	1,377

		115,925
PHARMACEUTICALS — 7.92%
AbbVie Inc.	5,303	261,067
Actavis PLC[a]	577	109,041
Allergan Inc.	996	114,142
AstraZeneca PLC SP ADR	3,685	233,997
Bristol-Myers Squibb Co.	5,472	273,436
Dr. Reddy’s Laboratories Ltd. SP ADR	409	17,063
Eli Lilly and Co.	3,317	179,151
Forest Laboratories Inc.[a]	870	57,681
GlaxoSmithKline PLC SP ADR	7,626	393,044
Hospira Inc.[a]	508	22,357
Johnson & Johnson	9,381	829,937
Mallinckrodt PLC[a]	195	11,277
Merck & Co. Inc.	9,724	515,080
Novartis AG SP ADR	8,113	641,495
Novo-Nordisk A/S SP ADR	6,730	266,979
Perrigo Co. PLC	428	66,622
Pfizer Inc.	22,029	669,682
Prestige Brands Holdings Inc.[a]	176	5,326
Sanofi SP ADR	7,957	389,097
Taro Pharmaceutical Industries Ltd.[a]	51	5,200
Teva Pharmaceutical Industries Ltd. SP ADR	3,098	138,264
Valeant Pharmaceuticals International Inc.[a]	1,031	139,845
Zoetis Inc.	1,646	49,973

		5,389,756
PROFESSIONAL SERVICES — 0.31%
CBIZ Inc.[a]	143	1,230

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

January 31, 2014

Security	Shares	Value

CDI Corp.	44	$753
Corporate Executive Board Co. (The)	113	8,260
Dun & Bradstreet Corp. (The)	137	15,070
Equifax Inc.	390	27,323
Franklin Covey Co.[a]	53	1,013
FTI Consulting Inc.[a],b	140	5,190
GP Strategies Corp.[a]	53	1,471
Hill International Inc.[a]	87	395
IHS Inc. Class Aa	186	21,094
Insperity Inc.	81	2,675
Korn/Ferry International[a]	158	3,707
Manpowergroup Inc.	233	18,151
Mistras Group Inc.[a]	53	1,238
Navigant Consulting Inc.[a]	173	3,040
Nielsen Holdings NV	843	35,650
On Assignment Inc.[a]	151	4,482
Robert Half International Inc.	452	18,884
Stantec Inc.	153	9,315
Towers Watson & Co. Class A	215	25,138
TrueBlue Inc.[a]	83	2,036
WageWorks Inc.[a]	128	7,960

		214,075
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.05%
Acadia Realty Trust	158	4,021
AG Mortgage Investment Trust Inc.	100	1,659
Agree Realty Corp.	191	5,461
Alexander’s Inc.	8	2,719
Alexandria Real Estate Equities Inc.	207	14,517
American Assets Trust Inc.	129	4,318
American Campus Communities Inc.	364	12,653
American Tower Corp.	1,312	106,115
Annaly Capital Management Inc.	3,156	33,990
Anworth Mortgage Asset Corp.	443	2,078
Apartment Investment and Management Co. Class A	462	12,922
Apollo Commercial Real Estate Finance Inc.	221	3,717
Apollo Residential Mortgage Inc.	76	1,228
ARMOUR Residential REIT Inc.	1,608	6,609
Ashford Hospitality Prime Inc.	54	891
Ashford Hospitality Trust Inc.	298	2,801
Associated Estates Realty Corp.	423	6,755
AvalonBay Communities Inc.	393	48,536
BioMed Realty Trust Inc.	609	11,882
Boston Properties Inc.	501	54,153

Security	Shares	Value

Brandywine Realty Trust	448	$6,384
BRE Properties Inc. Class A	229	13,534
Camden Property Trust	278	17,186
Campus Crest Communities Inc.	179	1,581
Capstead Mortgage Corp.	280	3,534
CBL & Associates Properties Inc.	487	8,274
Cedar Realty Trust Inc.	896	5,654
Chatham Lodging Trust	291	6,085
Chesapeake Lodging Trust	180	4,383
Chimera Investment Corp.	3,293	10,274
Colony Financial Inc.	212	4,706
Columbia Property Trust Inc.	447	10,862
CommonWealth REIT	343	8,431
CoreSite Realty Corp.	40	1,227
Corporate Office Properties Trust	246	6,113
Corrections Corp. of America	389	13,059
Cousins Properties Inc.	589	6,332
CubeSmart	464	7,647
CYS Investments Inc.	593	4,697
DCT Industrial Trust Inc.[b]	947	6,818
DDR Corp.	969	15,184
DiamondRock Hospitality Co.	688	7,967
Digital Realty Trust Inc.[b]	424	21,620
Douglas Emmett Inc.	414	10,528
Duke Realty Corp.	1,040	16,338
DuPont Fabros Technology Inc.[b]	232	6,030
Dynex Capital Inc.	209	1,685
EastGroup Properties Inc.	104	6,171
Education Realty Trust Inc.	263	2,375
Empire State Realty Trust Inc. Class A	263	3,856
EPR Properties	137	6,998
Equity Lifestyle Properties, Inc.	282	11,085
Equity One Inc.	205	4,645
Equity Residential	1,190	65,902
Essex Property Trust Inc.	117	18,529
Excel Trust Inc.	188	2,145
Extra Space Storage Inc.	361	16,483
Federal Realty Investment Trust	216	23,544
FelCor Lodging Trust Inc.	475	3,876
First Industrial Realty Trust Inc.	353	6,058
First Potomac Realty Trust	172	2,246
General Growth Properties Inc.	1,881	37,883
GEO Group Inc. (The)	259	8,671
Getty Realty Corp.	126	2,394
Glimcher Realty Trust	503	4,306

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

January 31, 2014

Security	Shares	Value

Government Properties Income Trust	184	$4,545
Gramercy Property Trust Inc.[a]	463	2,695
Granite Real Estate Investment Trust	123	4,187
Hatteras Financial Corp.	345	6,189
HCP Inc.	1,496	58,568
Health Care REIT Inc.[b]	927	53,692
Healthcare Realty Trust Inc.	356	8,160
Healthcare Trust of America Inc. Class A	593	6,363
Hersha Hospitality Trust	789	4,284
Highwoods Properties Inc.	301	11,179
Home Properties Inc.	197	10,983
Hospitality Properties Trust	413	10,614
Host Hotels & Resorts Inc.	2,409	44,302
Hudson Pacific Properties Inc.	203	4,411
Inland Real Estate Corp.	384	4,047
Invesco Mortgage Capital Inc.	440	6,912
Investors Real Estate Trust	345	2,998
iStar Financial Inc.[a]	338	5,212
Kilroy Realty Corp.	284	14,995
Kimco Realty Corp.	1,208	25,259
Kite Realty Group Trust	203	1,309
LaSalle Hotel Properties	284	8,736
Lexington Realty Trust	627	6,778
Liberty Property Trust	480	17,472
LTC Properties Inc.	119	4,516
Macerich Co. (The)	486	27,508
Mack-Cali Realty Corp.	226	4,572
Medical Properties Trust Inc.	498	6,608
MFA Financial Inc.	1,178	8,588
Mid-America Apartment Communities Inc.	267	17,232
Monmouth Real Estate Investment Corp. Class A	579	5,350
National Health Investors Inc.	74	4,660
National Retail Properties Inc.[b]	353	11,720
New Residential Investment Corp.	791	5,023
Newcastle Investment Corp.	962	5,233
NorthStar Realty Finance Corp.	1,167	17,027
Omega Healthcare Investors Inc.[b]	400	12,776
One Liberty Properties Inc.	240	5,006
Parkway Properties Inc.	185	3,282
Pebblebrook Hotel Trust	211	6,357
Pennsylvania Real Estate Investment Trust	235	4,383
PennyMac Mortgage Investment Trust[c]	216	5,087

Security	Shares	Value

Piedmont Office Realty Trust Inc. Class Ab	525	$8,752
Plum Creek Timber Co. Inc.	591	25,454
Post Properties Inc.	160	7,509
Prologis Inc.	1,595	61,822
PS Business Parks Inc.	72	5,657
Public Storage	471	74,225
RAIT Financial Trust	153	1,291
Ramco-Gershenson Properties Trust	152	2,427
Rayonier Inc.	407	18,014
Realty Income Corp.[b]	669	27,282
Redwood Trust Inc.[b]	299	5,591
Regency Centers Corp.	294	14,153
Resource Capital Corp.[b]	424	2,497
Retail Properties of America Inc. Class A	585	7,716
RLJ Lodging Trust	399	9,967
Rouse Properties Inc.	120	2,093
Ryman Hospitality Properties Inc.	163	6,742
Saul Centers Inc.	54	2,516
Senior Housing Properties Trust	601	13,535
Silver Bay Realty Trust Corp.	112	1,777
Simon Property Group Inc.	1,020	157,937
SL Green Realty Corp.	298	27,944
Sovran Self Storage Inc.	107	7,266
Spirit Realty Capital Inc.	1,305	13,833
Starwood Property Trust Inc.	661	19,962
Strategic Hotels & Resorts Inc.[a]	1,058	9,850
Summit Hotel Properties Inc.	310	2,762
Sun Communities Inc.	116	5,423
Sunstone Hotel Investors Inc.	608	7,801
Tanger Factory Outlet Centers Inc.	289	9,647
Taubman Centers Inc.	204	13,264
Terreno Realty Corp.	316	5,457
Two Harbors Investment Corp.	1,098	10,793
UDR Inc.	778	18,937
Universal Health Realty Income Trust	46	1,950
Urstadt Biddle Properties Inc. Class A	63	1,182
Ventas Inc.	936	58,397
Vornado Realty Trust	563	51,700
Washington Real Estate Investment Trust	218	5,079
Weingarten Realty Investors	374	10,842
Weyerhaeuser Co.	1,853	55,368
Winthrop Realty Trust	169	1,940
WP Carey Inc.	193	11,402

		2,076,899

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

January 31, 2014

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.30%
Alexander & Baldwin Inc.	129	$5,045
Altisource Residential Corp.	190	5,700
Brookfield Asset Management Inc. Class A	1,751	66,450
Brookfield Office Properties Inc.	803	14,992
CBRE Group Inc. Class Aa	1,064	28,239
E-House (China) Holdings Ltd. SP ADR	188	2,290
Forest City Enterprises Inc. Class Aa	548	9,968
Forestar Group Inc.[a]	63	1,260
Gazit-Globe Ltd.	329	4,175
Howard Hughes Corp. (The)[a]	123	15,347
IRSA Inversiones y Representaciones SA SP ADR	86	837
Jones Lang LaSalle Inc.	141	16,111
Kennedy-Wilson Holdings Inc.	274	6,581
Realogy Holdings Corp.[a]	492	22,420
St. Joe Co. (The)[a,b]	310	5,571
Tejon Ranch Co.[a]	60	2,047

		207,033
ROAD & RAIL — 1.20%
Canadian National Railway Co.	2,795	149,533
Canadian Pacific Railway Ltd.	591	89,525
Celadon Group Inc.	75	1,559
Con-way Inc.	186	7,155
CSX Corp.	3,366	90,579
Genesee & Wyoming Inc. Class Aa,b	149	13,461
Guangshen Railway Co. Ltd. Class H SP ADR	98	2,068
Hertz Global Holdings Inc.[a]	1,504	39,134
Kansas City Southern Industries Inc.	366	38,646
Knight Transportation Inc.	188	4,014
Norfolk Southern Corp.	1,039	96,201
Roadrunner Transportation Systems Inc.[a]	53	1,391
Ryder System Inc.	176	12,529
Swift Transportation Co.[a]	213	4,643
Union Pacific Corp.	1,521	265,019

		815,457
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.55%
Advanced Micro Devices Inc.[a,b]	2,347	8,050
Advanced Semiconductor Engineering Inc. SP ADR	4,296	19,418

Security	Shares	Value

Advantest Corp. SP ADR	521	$5,554
Freescale Semiconductor Ltd.[a,b]	199	3,608
Inphi Corp.[a]	68	781
International Rectifier Corp.[a]	251	6,528
Magnachip Semiconductor Corp.[a]	148	2,340
MaxLinear Inc. Class Aa	184	1,888
NeoPhotonics Corp.[a]	53	389
Renesola Ltd. SP ADR[a]	605	1,996
Semiconductor Manufacturing International Corp. SP ADR[a]	1,367	6,725
Spansion Inc. Class Aa	173	2,595
STMicroelectronics NV NYS	2,200	18,018
STR Holdings Inc.[a]	138	207
SunEdison Inc.[a]	934	12,992
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR[b]	14,915	252,362
Teradyne Inc.[a]	564	10,609
Trina Solar Ltd. SP ADR[a]	240	3,564
United Microelectronics Corp. SP ADR[b]	7,791	15,738
Yingli Green Energy Holding Co. Ltd. SP ADR[a,b]	353	2,150

		375,512
SOFTWARE — 1.46%
AVG Technologies[a,b]	150	2,489
Ellie Mae Inc.[a,b]	101	2,636
FactSet Research Systems Inc.	143	15,125
Fair Isaac Corp.	95	5,164
FleetMatics Group PLC[a]	144	5,761
Giant Interactive Group Class A	369	4,063
Guidewire Software Inc.[a]	249	11,755
Infoblox Inc.[a]	213	7,472
Konami Corp. SP ADR	323	7,662
NetSuite Inc.[a,b]	112	11,780
Oracle Corp.	11,558	426,490
PROS Holdings Inc.[a]	68	2,585
Red Hat Inc.[a]	639	36,103
Rosetta Stone Inc.[a]	76	842
Salesforce.com Inc.[a]	1,815	109,862
SAP AG SP ADR	3,040	232,317
ServiceNow Inc.[a]	430	27,275
SolarWinds Inc.[a]	237	9,454
Solera Holdings Inc.	243	16,240
Tableau Software Inc. Class Aa	59	4,768
Tyler Technologies Inc.[a]	98	10,334
VMware Inc. Class Aa	270	24,338

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

January 31, 2014

Security	Shares	Value

Workday Inc. Class Aa,b	215	$19,251

		993,766
SPECIALTY RETAIL — 1.79%
Aaron’s Inc.	203	5,459
Abercrombie & Fitch Co. Class A	257	9,093
Advance Auto Parts Inc.	249	28,588
Aeropostale Inc.[a,b]	199	1,403
American Eagle Outfitters Inc.	576	7,793
ANN INC.[a]	147	4,754
Asbury Automotive Group Inc.[a]	109	5,125
AutoNation Inc.[a]	336	16,595
AutoZone Inc.[a,b]	114	56,437
Barnes & Noble Inc.[a]	76	1,024
Best Buy Co. Inc.	901	21,210
Brown Shoe Co. Inc.	148	3,505
Buckle Inc. (The)[b]	69	3,058
Cabela’s Inc.[a]	149	9,962
CarMax Inc.[a]	731	32,975
Cato Corp. (The) Class A	58	1,622
Chico’s FAS Inc.	539	8,947
Christopher & Banks Corp.[a]	159	1,135
CST Brands Inc.	213	6,801
Dick’s Sporting Goods Inc.	340	17,850
DSW Inc. Class A	258	9,714
Express Inc.[a]	257	4,451
Foot Locker Inc.	461	17,795
GameStop Corp. Class A	410	14,379
Gap Inc. (The)	876	33,358
Genesco Inc.[a]	81	5,688
GNC Holdings Inc. Class A	293	14,975
Group 1 Automotive Inc.	81	4,952
Guess? Inc.	208	5,834
Haverty Furniture Companies Inc.	62	1,725
hhgregg Inc.[a,b]	75	620
Home Depot Inc. (The)	4,780	367,343
L Brands Inc.	790	41,364
Lithia Motors Inc. Class A	76	4,278
Lowe’s Companies Inc.	3,510	162,478
Lumber Liquidators Holdings Inc.[a]	98	8,721
MarineMax Inc.[a]	78	1,151
Men’s Wearhouse Inc. (The)	153	7,350
Murphy USA Inc.[a]	152	5,888
New York & Co. Inc.[a]	255	1,155
Office Depot Inc.[a]	1,804	8,822
Penske Automotive Group Inc.	160	6,866

Security	Shares	Value

Pep Boys – Manny, Moe & Jack (The)[a]	203	$2,424
Pier 1 Imports Inc.	301	5,752
RadioShack Corp.[a,b]	335	804
Restoration Hardware Holdings Inc.[a]	96	5,447
Sally Beauty Holdings Inc.[a]	553	15,694
Signet Jewelers Ltd.	270	21,478
Sonic Automotive Inc. Class A	121	2,714
Stage Stores Inc.	93	1,823
Systemax Inc.[a]	165	1,866
Tiffany & Co.	402	33,442
TJX Companies Inc. (The)	2,356	135,140
Vitamin Shoppe Inc.[a]	72	3,227
Williams-Sonoma Inc.	293	15,974
Zale Corp.[a]	195	2,948

		1,220,976
TEXTILES, APPAREL & LUXURY GOODS — 0.81%
Carter’s Inc.	176	11,836
Coach Inc.	927	44,394
Fifth & Pacific Companies Inc.[a,b]	476	13,661
Gildan Activewear Inc.	365	19,451
Hanesbrands Inc.	316	22,480
Jones Group Inc. (The)	287	4,233
Luxottica Group SpA SP ADR	461	24,235
Michael Kors Holdings Ltd.[a]	611	48,837
Movado Group Inc.	60	2,265
Nike Inc. Class B	2,342	170,615
Oxford Industries Inc.	49	3,698
PVH Corp.	282	34,086
Quiksilver Inc.[a]	443	3,123
Ralph Lauren Corp.	202	31,692
SKECHERS U.S.A. Inc. Class Aa	128	3,698
Tumi Holdings Inc.[a]	156	3,125
Under Armour Inc. Class Aa,b	263	28,433
Unifi Inc.[a]	28	649
VF Corp.	1,176	68,737
Wolverine World Wide Inc.	328	9,151

		548,399
THRIFTS & MORTGAGE FINANCE — 0.12%
Astoria Financial Corp.	203	2,688
Doral Financial Corp.[a]	27	337
EverBank Financial Corp.	291	5,183
Federal Agricultural Mortgage Corp. Class C NVS	29	889
Flagstar Bancorp Inc.[a]	94	1,962
MGIC Investment Corp.[a]	1,089	9,246

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

January 31, 2014

Security	Shares	Value

Nationstar Mortgage Holdings Inc.[a,b]	295	$8,254
New York Community Bancorp Inc.	1,459	23,621
Ocwen Financial Corp.[a]	367	16,199
Provident Financial Services Inc.	185	3,204
Radian Group Inc.[b]	606	9,017
Walker & Dunlop Inc.[a,b]	117	1,643

		82,243
TOBACCO — 1.14%
Alliance One International Inc.[a]	289	743
Altria Group Inc.	6,663	234,671
Lorillard Inc.	1,249	61,476
Philip Morris International Inc.	5,377	420,159
Reynolds American Inc.	1,044	50,634
Universal Corp.	61	3,130
Vector Group Ltd.	188	3,357

		774,170
TRADING COMPANIES & DISTRIBUTORS — 0.23%
AerCap Holdings NVa	247	9,186
Air Lease Corp.	307	9,664
Aircastle Ltd.	161	3,041
Applied Industrial Technologies Inc.	128	6,469
CAI International Inc.[a]	41	848
Fly Leasing Ltd. SP ADR	87	1,318
GATX Corp.	124	7,180
Kaman Corp.	83	3,217
MFC Industrial Ltd.	156	1,215
MRC Global Inc.[a]	324	9,046
MSC Industrial Direct Co. Inc. Class A	138	11,595
TAL International Group Inc.	101	4,346
Textainer Group Holdings Ltd.[b]	61	2,214
United Rentals Inc.[a],b	299	24,201
W.W. Grainger Inc.	199	46,662
Watsco Inc.	91	8,610
WESCO International Inc.[a],b	128	10,619

		159,431
TRANSPORTATION INFRASTRUCTURE — 0.03%
Aegean Marine Petroleum Network Inc.	60	546
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	98	5,311
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	80	9,010
Wesco Aircraft Holdings Inc.[a]	235	5,252

		20,119

Security	Shares	Value

WATER UTILITIES — 0.08%
American States Water Co.	126	$3,579
American Water Works Co. Inc.	555	23,626
Aqua America Inc.	564	13,508
California Water Service Group	141	3,284
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	1,215	11,093
SJW Corp.	66	1,888

		56,978
WIRELESS TELECOMMUNICATION SERVICES — 1.01%
America Movil SAB de CV Series L SP ADR	6,975	148,289
Cellcom Israel Ltd.	141	1,761
China Mobile Ltd. SP ADR	3,496	167,284
Crown Castle International Corp.[a]	1,074	76,211
Mobile TeleSystems OJSC SP ADR	1,693	29,204
NTT DOCOMO Inc. SP ADR	4,575	73,200
Philippine Long Distance Telephone Co. SP ADR	379	22,581
Rogers Communications Inc. Class B	1,201	50,490
SK Telecom Co. Ltd. SP ADR[b]	1,338	29,356
Sprint Corp.[a]	2,605	21,543
T-Mobile US Inc.	906	27,696
Telephone & Data Systems Inc.	282	7,620
TIM Participacoes SA SP ADR	578	15,045
Turkcell Iletisim Hizmetleri AS SP ADR[a]	1,108	13,795
United States Cellular Corp.	25	1,107

		685,182

TOTAL COMMON STOCKS
(Cost: $69,399,234)		67,951,597

RIGHTS — 0.00%

HEALTH CARE PROVIDERS & SERVICES — 0.00%
Community Health Systems Inc.[a]	768	31

		31

TOTAL RIGHTS
(Cost: $50)		31

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE ETF

January 31, 2014

Security	Shares	Value

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a],b	78	$—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 2.44%

MONEY MARKET FUNDS — 2.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c],e,f	1,506,298	1,506,298
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c],e,f	84,788	84,788
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c],e	72,017	72,017

		1,663,103

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,663,103)		1,663,103

TOTAL INVESTMENTS IN SECURITIES — 102.23%
(Cost: $71,062,387)		69,614,731
Other Assets, Less Liabilities — (2.23)%		(1,519,202)

NET ASSETS — 100.00%		$68,095,529

NVS  —  Non-Voting Shares

NYS  —  New York Registered Shares

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NYSE 100 ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 4.31%
Boeing Co. (The)	5,966	$747,301
General Dynamics Corp.	2,540	257,327
Honeywell International Inc.	6,232	568,545
Lockheed Martin Corp.	2,546	384,217
United Technologies Corp.	7,285	830,636

		2,788,026
AIR FREIGHT & LOGISTICS — 1.33%
FedEx Corp.	2,367	315,568
United Parcel Service Inc. Class B	5,730	545,668

		861,236
AUTOMOBILES — 1.15%
Ford Motor Co.	30,727	459,676
General Motors Co.[a]	7,927	286,006

		745,682
BEVERAGES — 3.46%
Coca-Cola Co. (The)	33,310	1,259,784
PepsiCo Inc.	12,177	978,544

		2,238,328
CAPITAL MARKETS — 2.85%
Bank of New York Mellon Corp. (The)	9,104	290,964
BlackRock Inc.[b]	1,293	388,508
Franklin Resources Inc.	3,221	167,524
Goldman Sachs Group Inc. (The)	3,317	544,386
Morgan Stanley	15,359	453,244

		1,844,626
CHEMICALS — 2.95%
Dow Chemical Co. (The)	9,636	438,534
E.I. du Pont de Nemours and Co.	7,357	448,851
LyondellBasell Industries NV Class A	3,642	286,844
Monsanto Co.	4,135	440,584
Praxair Inc.	2,341	291,970

		1,906,783
COMMERCIAL BANKS — 4.35%
PNC Financial Services Group Inc. (The)[b]	4,229	337,813
U.S. Bancorp	14,546	577,913
Wells Fargo & Co.	41,875	1,898,612

		2,814,338
COMPUTERS & PERIPHERALS — 1.29%
EMC Corp.	16,188	392,397

Security	Shares	Value

Hewlett-Packard Co.	15,267	$442,743

		835,140
CONSUMER FINANCE — 1.62%
American Express Co.	8,503	722,925
Capital One Financial Corp.	4,581	323,464

		1,046,389
DIVERSIFIED FINANCIAL SERVICES — 8.06%
Bank of America Corp.	83,978	1,406,632
Berkshire Hathaway Inc. Class Ba	9,234	1,030,514
Citigroup Inc.	24,082	1,142,209
J.P. Morgan Chase & Co.	29,550	1,635,888

		5,215,243
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.84%
AT&T Inc.	41,924	1,396,908
Verizon Communications Inc.	22,722	1,091,110

		2,488,018
ELECTRIC UTILITIES — 1.54%
Duke Energy Corp.	5,610	396,178
NextEra Energy Inc.	3,366	309,436
Southern Co. (The)	6,991	288,309

		993,923
ELECTRICAL EQUIPMENT — 0.57%
Emerson Electric Co.	5,622	370,715

		370,715
ENERGY EQUIPMENT & SERVICES — 2.32%
Halliburton Co.	6,745	330,572
National Oilwell Varco Inc.	3,390	254,284
Schlumberger Ltd.	10,456	915,632

		1,500,488
FOOD & STAPLES RETAILING — 3.05%
CVS Caremark Corp.	9,753	660,473
Wal-Mart Stores Inc.	12,364	923,344
Walgreen Co.	6,846	392,618

		1,976,435
FOOD PRODUCTS — 0.37%
General Mills Inc.	4,975	238,900

		238,900
HEALTH CARE EQUIPMENT & SUPPLIES — 2.23%
Abbott Laboratories	12,345	452,568
Baxter International Inc.	4,302	293,826
Covidien PLC	3,646	248,803

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 ETF

January 31, 2014

Security	Shares	Value

Medtronic Inc.	7,923	$448,125

		1,443,322
HEALTH CARE PROVIDERS & SERVICES — 0.88%
UnitedHealth Group Inc.	7,912	571,879

		571,879
HOTELS, RESTAURANTS & LEISURE — 1.88%
Las Vegas Sands Corp.	3,070	234,916
McDonald’s Corp.	7,900	743,943
Yum! Brands Inc.	3,530	237,040

		1,215,899
HOUSEHOLD PRODUCTS — 3.75%
Colgate-Palmolive Co.	7,276	445,510
Kimberly-Clark Corp.	3,029	331,282
Procter & Gamble Co. (The)	21,583	1,653,689

		2,430,481
INDUSTRIAL CONGLOMERATES — 4.74%
3M Co.	5,345	685,175
Danaher Corp.	4,766	354,543
General Electric Co.	80,862	2,032,062

		3,071,780
INSURANCE — 2.25%
American International Group Inc.	11,709	561,564
MetLife Inc.	7,150	350,707
Prudential Financial Inc.	3,682	310,724
Travelers Companies Inc. (The)	2,886	234,574

		1,457,569
IT SERVICES — 5.29%
Accenture PLC Class A	5,051	403,474
International Business Machines Corp.	8,621	1,523,158
MasterCard Inc. Class A	8,203	620,803
Visa Inc. Class A	4,085	880,032

		3,427,467
MACHINERY — 1.58%
Caterpillar Inc.	5,145	483,167
Deere & Co.	3,035	260,889
Illinois Tool Works Inc.	3,561	280,856

		1,024,912
MEDIA — 2.19%
Time Warner Inc.	7,308	459,162
Walt Disney Co. (The)	13,191	957,798

		1,416,960

Security	Shares	Value

METALS & MINING — 0.40%
Freeport-McMoRan Copper & Gold Inc.	8,062	$261,289

		261,289
MULTI-UTILITIES — 0.48%
Dominion Resources Inc.	4,590	311,707

		311,707
MULTILINE RETAIL — 0.44%
Target Corp.	5,003	283,370

		283,370
OIL, GAS & CONSUMABLE FUELS — 11.70%
Anadarko Petroleum Corp.	3,998	322,599
Apache Corp.	3,066	246,077
Chevron Corp.	15,340	1,712,404
ConocoPhillips	9,710	630,664
EOG Resources Inc.	2,144	354,275
Exxon Mobil Corp.	34,950	3,220,992
Kinder Morgan Inc.	5,252	178,621
Occidental Petroleum Corp.	6,337	554,931
Phillips 66	4,857	354,998

		7,575,561
PHARMACEUTICALS — 10.05%
AbbVie Inc.	12,588	619,707
Bristol-Myers Squibb Co.	13,073	653,258
Eli Lilly and Co.	7,877	425,437
Johnson & Johnson	22,376	1,979,604
Merck & Co. Inc.	23,236	1,230,811
Pfizer Inc.	52,567	1,598,037

		6,506,854
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.58%
Simon Property Group Inc.	2,442	378,119

		378,119
ROAD & RAIL — 0.97%
Union Pacific Corp.	3,620	630,749

		630,749
SOFTWARE — 1.57%
Oracle Corp.	27,502	1,014,824

		1,014,824
SPECIALTY RETAIL — 2.45%
Home Depot Inc. (The)	11,374	874,092
Lowe’s Companies Inc.	8,358	386,892
TJX Companies Inc. (The)	5,630	322,937

		1,583,921

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 ETF

January 31, 2014

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.88%
Nike Inc. Class B	5,598	$407,814
VF Corp.	2,808	164,128

		571,942
TOBACCO — 2.42%
Altria Group Inc.	15,880	559,294
Philip Morris International Inc.	12,851	1,004,177

		1,563,471

TOTAL COMMON STOCKS
(Cost: $55,744,317)		64,606,346

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	53,825	53,825

		53,825

TOTAL SHORT-TERM INVESTMENTS
(Cost: $53,825)		53,825

TOTAL INVESTMENTS IN SECURITIES — 99.87%
(Cost: $55,798,142)		64,660,171
Other Assets, Less Liabilities — 0.13%		82,150

NET ASSETS — 100.00%		$64,742,321

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2014

	iShares North American Tech ETF	iShares North American Tech-Multimedia Networking ETF	iShares North American Tech-Software ETF

ASSETS
Investments, at cost:
Unaffiliated	$546,400,539	$237,099,318	$1,037,352,159
Affiliated (Note 2)	18,017,370	37,658,356	187,034,760

Total cost of investments	$564,417,909	$274,757,674	$1,224,386,919

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$684,001,800	$236,861,030	$1,190,335,395
Affiliated (Note 2)	18,017,370	37,658,356	187,034,760

Total fair value of investments	702,019,170	274,519,386	1,377,370,155
Receivables:
Investment securities sold	—	—	1,128,490
Dividends and interest	125,259	7,834	47,826
Capital shares sold	—	12,347	938

Total Assets	702,144,429	274,539,567	1,378,547,409

LIABILITIES
Payables:
Investment securities purchased	77,649	—	1,341,213
Collateral for securities on loan (Note 1)	16,954,589	37,230,423	186,492,349
Capital shares redeemed	—	—	421
Investment advisory fees (Note 2)	276,751	93,154	433,811

Total Liabilities	17,308,989	37,323,577	188,267,794

NET ASSETS	$684,835,440	$237,215,990	$1,190,279,615

Net assets consist of:
Paid-in capital	$578,268,024	$346,418,057	$1,078,550,188
Undistributed net investment income	118,607	63,620	59,001
Accumulated net realized loss	(31,152,452)	(109,027,399)	(41,312,810)
Net unrealized appreciation (depreciation)	137,601,261	(238,288)	152,983,236

NET ASSETS	$684,835,440	$237,215,990	$1,190,279,615

Shares outstanding[b]	7,800,000	7,100,000	14,500,000

Net asset value per share	$87.80	$33.41	$82.09

[a]	Securities on loan with values of $16,530,610, $36,323,634 and $181,947,575, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2014

	iShares North American Natural Resources ETF	iShares PHLX Semiconductor ETF	iShares NYSE Composite ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,036,396,275	$284,248,651	$69,136,589
Affiliated (Note 2)	65,598,337	13,624,525	1,925,798

Total cost of investments	$2,101,994,612	$297,873,176	$71,062,387

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,046,324,730	$286,979,894	$67,641,763
Affiliated (Note 2)	65,598,337	13,624,525	1,972,968

Total fair value of investments	2,111,923,067	300,604,419	69,614,731
Cash	—	—	3,649
Receivables:
Investment securities sold	—	—	2,204
Dividends and interest	1,017,052	187,083	80,915
Capital shares sold	—	34,838	—

Total Assets	2,112,940,119	300,826,340	69,701,499

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	62,258,292	13,160,232	1,591,086
Capital shares redeemed	110,251	6,730	—
Investment advisory fees (Note 2)	876,715	106,998	14,884

Total Liabilities	63,245,258	13,273,960	1,605,970

NET ASSETS	$2,049,694,861	$287,552,380	$68,095,529

Net assets consist of:
Paid-in capital	$2,205,777,385	$338,578,365	$79,831,474
Undistributed (distributions in excess of) net investment income	(4,187,382)	69,359	57,493
Accumulated net realized loss	(161,823,318)	(53,826,587)	(10,345,778)
Net unrealized appreciation (depreciation)	9,928,176	2,731,243	(1,447,660)

NET ASSETS	$2,049,694,861	$287,552,380	$68,095,529

Shares outstanding[b]	49,550,000	4,000,000	750,000

Net asset value per share	$41.37	$71.89	$90.79

[a]	Securities on loan with values of $60,734,493, $12,754,497 and $1,541,494, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2014

iShares NYSE 100 ETF

ASSETS
Investments, at cost:
Unaffiliated	$55,200,522
Affiliated (Note 2)	597,620

Total cost of investments	$55,798,142

Investments in securities, at fair value (Note 1):
Unaffiliated	$63,880,025
Affiliated (Note 2)	780,146

Total fair value of investments	64,660,171
Receivables:
Dividends and interest	93,520

Total Assets	64,753,691

LIABILITIES
Payables:
Investment advisory fees (Note 2)	11,370

Total Liabilities	11,370

NET ASSETS	$64,742,321

Net assets consist of:
Paid-in capital	$77,031,794
Undistributed net investment income	96,119
Accumulated net realized loss	(21,247,621)
Net unrealized appreciation	8,862,029

NET ASSETS	$64,742,321

Shares outstanding[a]	800,000

Net asset value per share	$80.93

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2014

	iShares North American Tech ETF	iShares North American Tech-Multimedia Networking ETF	iShares North American Tech-Software ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$4,525,832	$983,660	$3,333,513
Interest — affiliated (Note 2)	90	22	75
Securities lending income — affiliated (Note 2)	64,268	99,380	276,471

Total investment income	4,590,190	1,083,062	3,610,059

EXPENSES
Investment advisory fees (Note 2)	1,526,203	582,338	2,193,239

Total expenses	1,526,203	582,338	2,193,239

Net investment income	3,063,987	500,724	1,416,820

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,142,059)	(11,259,619)	(415,356)
In-kind redemptions — unaffiliated	12,381,535	9,975,538	7,912,880
Litigation proceeds	56,809	145,224	92

Net realized gain (loss)	7,296,285	(1,138,857)	7,497,616

Net change in unrealized appreciation/depreciation	70,117,707	25,103,862	93,160,554

Net realized and unrealized gain	77,413,992	23,965,005	100,658,170

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$80,477,979	$24,465,729	$102,074,990

[a]	Net of foreign withholding tax of $978, $ — and $14,088, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2014

	iShares North American Natural Resources ETF	iShares PHLX Semiconductor ETF	iShares NYSE Composite ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$19,929,347	$1,856,739	$854,753
Dividends — affiliated (Note 2)	—	—	3,976
Interest — affiliated (Note 2)	321	30	12
Securities lending income — affiliated (Note 2)	113,134	30,520	6,597

Total investment income	20,042,802	1,887,289	865,338

EXPENSES
Investment advisory fees (Note 2)	5,120,156	549,259	91,718

Total expenses	5,120,156	549,259	91,718

Net investment income	14,922,646	1,338,030	773,620

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(17,958,807)	(20,959,192)	(494,332)
Investments — affiliated (Note 2)	—	—	(173)
In-kind redemptions — unaffiliated	68,180,650	17,695,167	5,782,692
In-kind redemptions — affiliated (Note 2)	—	—	21,544
Foreign currency transactions	4,357	—	(614)
Litigation proceeds	166,307	292,408	10,461

Net realized gain (loss)	50,392,507	(2,971,617)	5,319,578

Net change in unrealized appreciation/depreciation	(8,170,790)	24,780,285	(2,507,638)

Net realized and unrealized gain	42,221,717	21,808,668	2,811,940

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$57,144,363	$23,146,698	$3,585,560

[a]	Net of foreign withholding tax of $537,297, $1,607 and $23,665, respectively.

See notes to financial statements.

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2014

iShares NYSE 100 ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$755,837
Dividends — affiliated (Note 2)	7,885
Interest — affiliated (Note 2)	11
Securities lending income — affiliated (Note 2)	69

Total investment income	763,802

EXPENSES
Investment advisory fees (Note 2)	64,371

Total expenses	64,371

Net investment income	699,431

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(338,208)
Investments — affiliated (Note 2)	101
In-kind redemptions — unaffiliated	1,146,352
In-kind redemptions — affiliated (Note 2)	14,473
Litigation proceeds	15,887

Net realized gain	838,605

Net change in unrealized appreciation/depreciation	731,199

Net realized and unrealized gain	1,569,804

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,269,235

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares North American Tech ETF		iShares North American Tech-Multimedia Networking ETF
	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,063,987	$5,358,665	$500,724	$2,841,550
Net realized gain (loss)	7,296,285	28,978,393	(1,138,857)	(26,197,791)
Net change in unrealized appreciation/depreciation	70,117,707	52,774,363	25,103,862	74,657,751

Net increase in net assets resulting from operations	80,477,979	87,111,421	24,465,729	51,301,510

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,945,380)	(5,397,384)	(437,104)	(6,069,240)

Total distributions to shareholders	(2,945,380)	(5,397,384)	(437,104)	(6,069,240)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	51,780,984	165,626,960	44,288,180	154,665,633
Cost of shares redeemed	(29,923,450)	(141,798,157)	(58,883,415)	(169,537,469)

Net increase (decrease) in net assets from capital share transactions	21,857,534	23,828,803	(14,595,235)	(14,871,836)

INCREASE IN NET ASSETS	99,390,133	105,542,840	9,433,390	30,360,434

NET ASSETS
Beginning of period	585,445,307	479,902,467	227,782,600	197,422,166

End of period	$684,835,440	$585,445,307	$237,215,990	$227,782,600

Undistributed net investment income included in net assets at end of period	$118,607	$—	$63,620	$—

SHARES ISSUED AND REDEEMED
Shares sold	600,000	2,350,000	1,400,000	5,400,000
Shares redeemed	(350,000)	(2,100,000)	(1,900,000)	(5,850,000)

Net increase (decrease) in shares outstanding	250,000	250,000	(500,000)	(450,000)

See notes to financial statements.

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares North American Tech-Software ETF		iShares North American Natural Resources ETF
	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,416,820	$2,550,571	$14,922,646	$30,333,109
Net realized gain	7,497,616	26,143,950	50,392,507	70,809,306
Net change in unrealized appreciation/depreciation	93,160,554	113,948,766	(8,170,790)	111,715,727

Net increase in net assets resulting from operations	102,074,990	142,643,287	57,144,363	212,858,142

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,102,210)	(1,806,180)	(17,530,965)	(32,462,406)

Total distributions to shareholders	(2,102,210)	(1,806,180)	(17,530,965)	(32,462,406)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	392,045,113	197,072,257	260,222,246	603,305,098
Cost of shares redeemed	(31,288,952)	(207,890,261)	(250,669,986)	(475,692,360)

Net increase (decrease) in net assets from capital share transactions	360,756,161	(10,818,004)	9,552,260	127,612,738

INCREASE IN NET ASSETS	460,728,941	130,019,103	49,165,658	308,008,474

NET ASSETS
Beginning of period	729,550,674	599,531,571	2,000,529,203	1,692,520,729

End of period	$1,190,279,615	$729,550,674	$2,049,694,861	$2,000,529,203

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$59,001	$744,391	$(4,187,382)	$(1,579,063)

SHARES ISSUED AND REDEEMED
Shares sold	4,950,000	2,950,000	6,200,000	15,150,000
Shares redeemed	(400,000)	(3,100,000)	(6,000,000)	(12,100,000)

Net increase (decrease) in shares outstanding	4,550,000	(150,000)	200,000	3,050,000

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares PHLX Semiconductor ETF		iShares NYSE Composite ETF
	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,338,030	$2,848,620	$773,620	$1,660,220
Net realized gain (loss)	(2,971,617)	13,192,891	5,319,578	(1,169,468)
Net change in unrealized appreciation/depreciation	24,780,285	32,948,937	(2,507,638)	14,104,314

Net increase in net assets resulting from operations	23,146,698	48,990,448	3,585,560	14,595,066

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,738,972)	(2,843,145)	(850,194)	(1,633,039)

Total distributions to shareholders	(1,738,972)	(2,843,145)	(850,194)	(1,633,039)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	350,347,488	811,018,419	—	29,514,343
Cost of shares redeemed	(292,029,171)	(858,089,314)	(26,284,930)	(15,558,801)

Net increase (decrease) in net assets from capital share transactions	58,318,317	(47,070,895)	(26,284,930)	13,955,542

INCREASE (DECREASE) IN NET ASSETS	79,726,043	(923,592)	(23,549,564)	26,917,569

NET ASSETS
Beginning of period	207,826,337	208,749,929	91,645,093	64,727,524

End of period	$287,552,380	$207,826,337	$68,095,529	$91,645,093

Undistributed net investment income included in net assets at end of period	$69,359	$470,301	$57,493	$134,067

SHARES ISSUED AND REDEEMED
Shares sold	5,000,000	14,450,000	—	350,000
Shares redeemed	(4,200,000)	(15,250,000)	(300,000)	(200,000)

Net increase (decrease) in shares outstanding	800,000	(800,000)	(300,000)	150,000

See notes to financial statements.

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares NYSE 100 ETF
	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$699,431	$1,362,243
Net realized gain	838,605	1,571,311
Net change in unrealized appreciation/depreciation	731,199	9,650,843

Net increase in net assets resulting from operations	2,269,235	12,584,397

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(715,148)	(1,377,666)

Total distributions to shareholders	(715,148)	(1,377,666)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,044,045	3,857,436
Cost of shares redeemed	(4,159,164)	(11,022,410)

Net increase (decrease) in net assets from capital share transactions	3,884,881	(7,164,974)

INCREASE IN NET ASSETS	5,438,968	4,041,757

NET ASSETS
Beginning of period	59,303,353	55,261,596

End of period	$64,742,321	$59,303,353

Undistributed net investment income included in net assets at end of period	$96,119	$111,836

SHARES ISSUED AND REDEEMED
Shares sold	100,000	50,000
Shares redeemed	(50,000)	(150,000)

Net increase (decrease) in shares outstanding	50,000	(100,000)

See notes to financial statements.

FINANCIAL STATEMENTS	59

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Tech ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009
Net asset value, beginning of period	$77.54	$65.74	$61.97	$52.01	$45.93	$51.89

Income from investment operations:
Net investment income[a]	0.40	0.74	0.40	0.28	0.19	0.21
Net realized and unrealized gain (loss)[b]	10.25	11.78	3.80	9.98	6.10	(5.94)

Total from investment operations	10.65	12.52	4.20	10.26	6.29	(5.73)

Less distributions from:
Net investment income	(0.39)	(0.72)	(0.43)	(0.30)	(0.21)	(0.23)

Total distributions	(0.39)	(0.72)	(0.43)	(0.30)	(0.21)	(0.23)

Net asset value, end of period	$87.80	$77.54	$65.74	$61.97	$52.01	$45.93

Total return	13.75%[c,d]	19.16%	6.80%	19.73%	13.67%	(10.91)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$684,835	$585,445	$479,902	$415,214	$384,854	$332,973
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	0.96%	1.04%	0.64%	0.46%	0.36%	0.52%
Portfolio turnover rate[f]	5%	9%	9%	12%	11%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Includes proceeds received from a class action lawsuit, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 13.74% for the period ended January 31, 2014.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Tech-Multimedia Networking ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009
Net asset value, beginning of period	$29.97	$24.52	$29.06	$27.42	$24.70	$28.86

Income from investment operations:
Net investment income (loss)[a]	0.06	0.33	0.15	(0.02)	0.05	0.05
Net realized and unrealized gain (loss)[b]	3.43	5.81	(4.53)	1.69	2.74	(4.15)

Total from investment operations	3.49	6.14	(4.38)	1.67	2.79	(4.10)

Less distributions from:
Net investment income	(0.05)	(0.69)	(0.14)	(0.03)	(0.05)	(0.05)
Return of capital	–	–	(0.02)	–	(0.02)	(0.01)

Total distributions	(0.05)	(0.69)	(0.16)	(0.03)	(0.07)	(0.06)

Net asset value, end of period	$33.41	$29.97	$24.52	$29.06	$27.42	$24.70

Total return	11.67%[c,d]	25.16%	(15.12)%	6.07%	11.31%	(14.12)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$237,216	$227,783	$197,422	$194,675	$183,688	$161,778
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[e]	0.41%	1.18%	0.54%	(0.05)%	0.18%	0.24%
Portfolio turnover rate[f]	14%	25%	33%	28%	25%	34%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Includes proceeds received from a class action lawsuit, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 11.60% for the period ended January 31, 2014.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Tech-Software ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009
Net asset value, beginning of period	$73.32	$59.36	$59.10	$47.24	$40.70	$47.47

Income from investment operations:
Net investment income (loss)[a]	0.12	0.25	0.09	(0.07)	(0.05)	(0.03)
Net realized and unrealized gain (loss)[b]	8.83	13.88	0.27	11.93	6.59	(6.74)

Total from investment operations	8.95	14.13	0.36	11.86	6.54	(6.77)

Less distributions from:
Net investment income	(0.18)	(0.17)	(0.10)	—	—	—

Total distributions	(0.18)	(0.17)	(0.10)	—	—	—

Net asset value, end of period	$82.09	$73.32	$59.36	$59.10	$47.24	$40.70

Total return	12.23%[c]	23.84%	0.61%	25.11%	16.07%	(14.26)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,190,280	$729,551	$599,532	$585,114	$264,542	$301,147
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[d]	0.31%	0.38%	0.16%	(0.12)%	(0.11)%	(0.09)%
Portfolio turnover rate[e]	9%	15%	10%	18%	14%	22%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares North American Natural Resources ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009
Net asset value, beginning of period	$40.54	$36.56	$44.13	$32.93	$29.75	$43.45

Income from investment operations:
Net investment income[a]	0.30	0.64	0.51	0.41	0.49	0.37
Net realized and unrealized gain (loss)[b]	0.87	4.02	(7.59)	11.37	3.06	(13.72)

Total from investment operations	1.17	4.66	(7.08)	11.78	3.55	(13.35)

Less distributions from:
Net investment income	(0.34)	(0.68)	(0.49)	(0.58)	(0.37)	(0.35)

Total distributions	(0.34)	(0.68)	(0.49)	(0.58)	(0.37)	(0.35)

Net asset value, end of period	$41.37	$40.54	$36.56	$44.13	$32.93	$29.75

Total return	2.88%[c]	12.84%	(16.04)%	35.89%	11.88%	(30.55)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,049,695	$2,000,529	$1,692,521	$2,224,242	$1,582,047	$1,427,861
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[d]	1.39%	1.62%	1.34%	1.00%	1.46%	1.30%
Portfolio turnover rate[e]	3%	7%	8%	11%	7%	18%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares PHLX Semiconductor ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009
Net asset value, beginning of period	$64.95	$52.19	$52.40	$45.98	$42.29	$46.99

Income from investment operations:
Net investment income[a]	0.40	0.75	0.55	0.44	0.40	0.38
Net realized and unrealized gain (loss)[b]	7.07	12.76	(0.32)	6.49	3.73	(4.70)

Total from investment operations	7.47	13.51	0.23	6.93	4.13	(4.32)

Less distributions from:
Net investment income	(0.53)	(0.75)	(0.44)	(0.51)	(0.44)	(0.38)

Total distributions	(0.53)	(0.75)	(0.44)	(0.51)	(0.44)	(0.38)

Net asset value, end of period	$71.89	$64.95	$52.19	$52.40	$45.98	$42.29

Total return	11.54%[c,d]	26.15%	0.45%	15.02%	9.72%	(8.87)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$287,552	$207,826	$208,750	$165,054	$280,466	$226,250
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.16%	1.33%	1.06%	0.81%	0.86%	1.07%
Portfolio turnover rate[f]	34%	16%	27%	52%	9%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Includes proceeds received from a class action lawsuit, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 11.41% for the period ended January 31, 2014.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE Composite ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009
Net asset value, beginning of period	$87.28	$71.92	$73.97	$64.17	$58.96	$77.38

Income from investment operations:
Net investment income[a]	0.96	1.93	1.75	1.55	1.41	1.69
Net realized and unrealized gain (loss)[b]	3.68	15.37	(2.02)	9.93	5.26	(18.44)

Total from investment operations	4.64	17.30	(0.27)	11.48	6.67	(16.75)

Less distributions from:
Net investment income	(1.13)	(1.94)	(1.78)	(1.68)	(1.46)	(1.67)

Total distributions	(1.13)	(1.94)	(1.78)	(1.68)	(1.46)	(1.67)

Net asset value, end of period	$90.79	$87.28	$71.92	$73.97	$64.17	$58.96

Total return	5.33%[c,d]	24.35%	(0.22)%	17.97%	11.34%	(21.44)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$68,096	$91,645	$64,728	$85,064	$99,471	$100,239
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.11%	2.41%	2.50%	2.15%	2.18%	3.08%
Portfolio turnover rate[f]	3%	13%	11%	5%	8%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Includes proceeds received from a class action lawsuit, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 5.32% for the period ended January 31, 2014.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE 100 ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009
Net asset value, beginning of period	$79.07	$65.01	$61.33	$53.41	$49.68	$64.74

Income from investment operations:
Net investment income[a]	0.89	1.73	1.51	1.34	1.22	1.45
Net realized and unrealized gain (loss)[b]	1.89	14.08	3.66	7.92	3.74	(15.02)

Total from investment operations	2.78	15.81	5.17	9.26	4.96	(13.57)

Less distributions from:
Net investment income	(0.92)	(1.75)	(1.49)	(1.34)	(1.23)	(1.49)

Total distributions	(0.92)	(1.75)	(1.49)	(1.34)	(1.23)	(1.49)

Net asset value, end of period	$80.93	$79.07	$65.01	$61.33	$53.41	$49.68

Total return	3.52%[c,d]	24.66%	8.64%	17.42%	9.96%	(20.90)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$64,742	$59,303	$55,262	$58,265	$61,420	$64,583
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	2.17%	2.43%	2.49%	2.24%	2.26%	2.97%
Portfolio turnover rate[f]	4%	8%	10%	7%	9%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Includes proceeds received from a class action lawsuit, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 3.49% for the period ended January 31, 2014.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
North American Tech	Non-diversified
North American Tech-Multimedia Networking	Non-diversified
North American Tech-Software	Non-diversified
North American Natural Resources	Non-diversified
PHLX Semiconductor	Non-diversified
NYSE Composite	Diversified
NYSE 100	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund may invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for

68	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
North American Tech
Assets:
Common Stocks	$684,001,800	$—	$—	$684,001,800
Money Market Funds	18,017,370	—	—	18,017,370

	$702,019,170	$—	$—	$702,019,170

North American Tech-Multimedia Networking
Assets:
Common Stocks	$236,861,030	$—	$—	$236,861,030
Money Market Funds	37,658,356	—	—	37,658,356

	$274,519,386	$—	$—	$274,519,386

North American Tech-Software
Assets:
Common Stocks	$1,190,335,395	$—	$—	$1,190,335,395
Money Market Funds	187,034,760	—	—	187,034,760

	$1,377,370,155	$—	$—	$1,377,370,155

North American Natural Resources
Assets:
Common Stocks	$2,046,324,730	$—	$—	$2,046,324,730
Money Market Funds	65,598,337	—	—	65,598,337

	$2,111,923,067	$—	$—	$2,111,923,067

PHLX Semiconductor
Assets:
Common Stocks	$286,979,894	$—	$—	$286,979,894
Money Market Funds	13,624,525	—	—	13,624,525

	$300,604,419	$—	$—	$300,604,419

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3	Total
NYSE Composite
Assets:
Common Stocks	$67,951,555	$—		$42	$67,951,597
Rights	31	—		—	31
Warrants	—	0	[a]	—	0	[a]
Money Market Funds	1,663,103	—		—	1,663,103

	$69,614,689	$0	[a]	$42	$69,614,731

NYSE 100
Assets:
Common Stocks	$64,606,346	$—		$—	$64,606,346
Money Market Funds	53,825	—		—	53,825

	$64,660,171	$—		$—	$64,660,171

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

Certain Funds received proceeds from settlement of a class action lawsuit against securities previously held by the Funds. The amounts, if any, are shown as litigation proceeds in the statements of operations.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction

70	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of January 31, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment advisor, or its affiliates.

As of January 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of January 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

As of January 31, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
North American Tech	$16,530,610
North American Tech-Multimedia Networking	36,323,634
North American Tech-Software	181,947,575
North American Natural Resources	60,734,493
PHLX Semiconductor	12,754,497
NYSE Composite	1,541,494

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares North American Tech, iShares North American Tech-Multimedia Networking, iShares North American Tech-Software, iShares North American Natural Resources and iShares PHLX Semiconductor ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion, up to and including $20 billion
0.38	Over $20 billion

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
NYSE Composite	0.25%
NYSE 100	0.20

72	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014 each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “net collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 70% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

For the six months ended January 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid To BTC
North American Tech	$34,269
North American Tech-Multimedia Networking	53,494
North American Tech-Software	148,646
North American Natural Resources	60,553
PHLX Semiconductor	16,174
NYSE Composite	3,492
NYSE 100	37

In addition, commencing the business day following the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 (or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 75% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended January 31, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended January 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
NYSE Composite
BlackRock Inc.	739	19	(219)	539	$161,953	$2,029	$16,857
PennyMac Mortgage Investment Trust	216	—	—	216	5,087	374	—
PNC Financial Services Group Inc. (The)	2,418	60	(690)	1,788	142,825	1,573	4,514

					$309,865	$3,976	$21,371

NYSE 100
BlackRock Inc.	1,203	190	(100)	1,293	$388,508	$4,304	$8,657
PNC Financial Services Group Inc. (The)	3,973	607	(351)	4,229	337,813	3,581	5,917

					$726,321	$7,885	$14,574

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2014 were as follows:

iShares ETF	Purchases	Sales
North American Tech	$31,433,441	$31,400,846
North American Tech-Multimedia Networking	32,607,821	32,406,795
North American Tech-Software	80,705,889	81,892,325
North American Natural Resources	70,835,223	72,954,714
PHLX Semiconductor	77,822,894	78,656,961
NYSE Composite	2,365,378	2,559,176
NYSE 100	2,309,773	2,350,981

In-kind transactions (see Note 4) for the six months ended January 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
North American Tech	$51,682,144	$29,852,606
North American Tech-Multimedia Networking	44,225,273	58,838,327
North American Tech-Software	391,720,487	30,229,221
North American Natural Resources	259,586,786	249,925,299
PHLX Semiconductor	263,678,693	205,012,236
NYSE Composite	—	26,051,031
NYSE 100	8,022,890	4,151,645

74	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2013, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
North American Tech	$212,873	$184,019	$1,580,603	$850,629	$5,220,553	$10,528,527	$6,671,782	$25,248,986
North American Tech-Multimedia Networking	5,551,361	4,629,661	8,142,402	20,065,788	1,494,613	14,891,975	14,653,934	69,429,734
North American Tech-Software	—	—	592,932	289,827	6,215,064	27,274,356	441,006	34,813,185
North American Natural Resources	17,724,957	1,870,831	785,924	2,497,939	17,704,391	84,798,764	13,660,242	139,043,048
PHLX Semiconductor	—	1,587,960	5,309,649	17,237,123	6,663,495	4,103,013	12,256,265	47,157,505
NYSE Composite	3,108,316	—	8,687	506,184	1,332,864	6,691,026	2,072,488	13,719,565
NYSE 100	673,821	208,513	123,690	775,077	4,111,123	14,666,625	1,103,778	21,662,627

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
North American Tech	$574,313,113	$160,737,723	$(33,031,666)	$127,706,057
North American Tech-Multimedia Networking	290,198,841	21,191,074	(36,870,529)	(15,679,455)
North American Tech-Software	1,233,845,410	184,500,626	(40,975,881)	143,524,745
North American Natural Resources	2,150,260,008	248,862,901	(287,199,842)	(38,336,941)
PHLX Semiconductor	299,977,546	11,688,296	(11,061,423)	626,873
NYSE Composite	71,654,446	8,911,924	(10,951,639)	(2,039,715)
NYSE 100	56,115,400	12,165,174	(3,620,403)	8,544,771

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

76	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
North American Tech	$0.387550	$—	$—	$0.387550	100%	—%	—%	100%
North American Tech-Multimedia Networking	0.053624	—	—	0.053624	100	—	—	100
North American Natural Resources	0.289917	—	0.054687	0.344604	84	—	16	100
NYSE Composite	1.063143	—	0.070449	1.133592	94	—	6	100
NYSE 100	0.881431	—	0.038936	0.920367	96	—	4	100

SUPPLEMENTAL INFORMATION	77

Notes:

78	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, The NASDAQ OMX Group, Inc. or New York Stock Exchange, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-71-0114

JANUARY 31, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI EAFE Growth ETF | EFG | NYSE Arca
➢	iShares MSCI EAFE Value ETF | EFV | NYSE Arca
➢	iShares MSCI EAFE Small-Cap ETF | SCZ | NYSE Arca

Fund Performance Overview

iSHARES® MSCI EAFE GROWTH ETF

Performance as of January 31, 2014

The iShares MSCI EAFE Growth ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit growth characteristics, as represented by the MSCI EAFE Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 5.77%, net of fees, while the total return for the Index was 6.00%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.51%	11.08%	11.84%	11.51%	11.08%	11.84%
5 Years	13.52%	13.65%	13.81%	88.53%	89.63%	90.91%
Since Inception	5.37%	5.30%	5.57%	56.03%	55.13%	58.55%

The inception date of the Fund was 8/1/05. The first day of secondary market trading was 8/5/05.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$ 1,000.00	$1,057.70	$2.07	$1,000.00	$1,023.20	$2.04	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Industrials	16.84%
Consumer Discretionary	16.83
Consumer Staples	16.47
Financials	15.98
Health Care	12.57
Materials	6.77
Information Technology	6.51
Telecommunication Services	3.70
Energy	3.16
Utilities	1.17

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/14

Country	Percentage of Total Investments*

Japan	21.32%
United Kingdom	17.02
Switzerland	13.52
France	9.19
Germany	8.42
Australia	7.46
Spain	3.82
Sweden	3.74
Netherlands	3.54
Hong Kong	2.85

TOTAL	90.88%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI EAFE VALUE ETF

Performance as of January 31, 2014

The iShares MSCI EAFE Value ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit value characteristics, as represented by the MSCI EAFE Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 8.81%, net of fees, while the total return for the Index was 9.02%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.65%	10.66%	11.97%	11.65%	10.66%	11.97%
5 Years	13.63%	13.80%	13.83%	89.45%	90.85%	91.12%
Since Inception	4.31%	4.23%	4.46%	43.22%	42.25%	44.91%

The inception date of the Fund was 8/1/05. The first day of secondary market trading was 8/5/05.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$ 1,000.00	$1,088.10	$2.11	$1,000.00	$1,023.20	$2.04	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Financials	35.17%
Energy	11.02
Industrials	9.04
Materials	8.46
Health Care	8.20
Telecommunication Services	7.58
Consumer Discretionary	7.09
Utilities	5.90
Consumer Staples	5.05
Information Technology	2.49

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/14

Country	Percentage of Total Investments*

United Kingdom	26.61%
Japan	20.64
France	10.69
Germany	10.35
Australia	7.23
Switzerland	4.72
Italy	3.11
Spain	3.05
Sweden	2.75
Hong Kong	2.75

TOTAL	91.90%

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EAFE SMALL-CAP ETF

Performance as of January 31, 2014

The iShares MSCI EAFE Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 12.98%, net of fees, while the total return for the Index was 13.57%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	20.56%	19.93%	20.99%	20.56%	19.93%	20.99%
5 Years	20.03%	20.28%	19.71%	149.10%	151.80%	145.80%
Since Inception	2.48%	2.39%	2.65%	16.25%	15.62%	17.40%

The inception date of the Fund was 12/10/07. The first day of secondary market trading was 12/12/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$ 1,000.00	$1,129.80	$2.15	$1,000.00	$1,023.20	$2.04	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Industrials	23.18%
Financials	20.16
Consumer Discretionary	18.89
Information Technology	9.64
Materials	9.43
Health Care	6.51
Consumer Staples	5.33
Energy	3.89
Utilities	1.67
Telecommunication Services	1.30

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/14

Country	Percentage of Total Investments*

Japan	27.10%
United Kingdom	23.59
Australia	6.21
Germany	6.15
Switzerland	4.49
Sweden	3.83
Italy	3.59
France	3.58
Hong Kong	2.87
Denmark	2.51

TOTAL	83.92%

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2013 and held through January 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2014

Security	Shares	Value
COMMON STOCKS — 99.36%

AUSTRALIA — 7.44%
ALS Ltd.	105,152	$729,374
Alumina Ltd.[a]	695,457	773,652
Amcor Ltd.	327,348	3,058,895
APA Group	210,483	1,100,042
Asciano Ltd.	264,411	1,296,526
ASX Ltd.	19,158	595,401
Aurizon Holdings Ltd.	551,565	2,367,703
Bank of Queensland Ltd.	48,699	484,384
BHP Billiton Ltd.	860,643	27,460,811
Boral Ltd.	211,869	878,064
Brambles Ltd.	420,462	3,305,346
Caltex Australia Ltd.	36,918	622,315
Coca-Cola Amatil Ltd.	98,784	1,007,550
Cochlear Ltd.	15,561	777,010
Commonwealth Bank of Australia	151,200	9,792,568
Computershare Ltd.	126,819	1,235,956
Crown Resorts Ltd.	109,116	1,587,998
CSL Ltd.	130,473	7,998,235
Echo Entertainment Group Ltd.	74,025	152,425
Flight Centre Travel Group Ltd.	14,868	615,796
Fortescue Metals Group Ltd.	418,950	1,948,295
Harvey Norman Holdings Ltd.	60,165	157,482
Iluka Resources Ltd.	114,156	874,498
James Hardie Industries SE	119,385	1,343,708
Macquarie Group Ltd.	78,842	3,720,831
Origin Energy Ltd.	289,611	3,532,544
Qantas Airways Ltd.[a]	312,795	300,205
QBE Insurance Group Ltd.	326,592	3,274,092
Ramsay Health Care Ltd.	35,721	1,366,966
REA Group Ltd.	12,978	460,292
Santos Ltd.	261,954	3,048,921
Seek Ltd.	87,570	948,184
Sonic Healthcare Ltd.	101,682	1,464,726
Suncorp Group Ltd.	340,956	3,623,356
Sydney Airport	213,192	732,879
Telstra Corp. Ltd.	1,159,263	5,198,888
Transurban Group	382,095	2,303,641
Treasury Wine Estates Ltd.	176,904	561,829
Wesfarmers Ltd.	266,965	9,782,931
Woodside Petroleum Ltd.	176,904	5,769,555
Woolworths Ltd.	335,475	9,972,353
WorleyParsons Ltd.	55,251	792,997

		127,019,224

Security	Shares	Value
AUSTRIA — 0.19%
Andritz AG	19,656	$1,080,165
Erste Group Bank AG	45,847	1,669,638
Telekom Austria AG	55,251	483,338

		3,233,141
BELGIUM — 1.66%
Anheuser-Busch InBev NV	216,153	20,710,592
Colruyt SA	20,727	1,176,475
Solvay SA	16,065	2,246,605
Telenet Group Holding NV	13,419	797,137
UCB SA	29,169	2,064,740
Umicore SA	30,555	1,307,433

		28,302,982
DENMARK — 2.17%
A.P. Moeller-Maersk A/S Class B	126	1,405,023
Carlsberg A/S Class B	28,602	2,786,203
Coloplast A/S Class B	29,925	2,244,990
Danske Bank A/Sa	175,833	3,965,907
DSV A/S	48,888	1,567,413
Novo Nordisk A/S Class B	534,555	21,157,486
Novozymes A/S Class B	60,354	2,604,761
TrygVesta A/S	6,363	607,188
William Demant Holding A/Sa	6,930	636,872

		36,975,843
FINLAND — 0.80%
Kone OYJ Class B	84,042	3,422,713
Neste Oil OYJ[b]	35,280	630,393
Nokia OYJ[a]	652,869	4,529,796
Nokian Renkaat OYJ	30,114	1,271,101
Pohjola Bank PLC Class A	15,435	303,897
Stora Enso OYJ Class R	97,083	908,594
Wartsila OYJ Abp	47,502	2,579,649

		13,646,143
FRANCE — 9.17%
Accor SA	20,034	955,992
Aeroports de Paris	8,064	910,213
Airbus Group NV	158,445	11,241,235
Alcatel-Lucent[a]	749,133	3,027,700
Arkema SA	8,757	934,584
Atos SA	18,837	1,648,378
Bureau Veritas SA	60,165	1,565,510
Cap Gemini SA	18,774	1,280,315
Carrefour SA	81,837	2,820,283
Casino Guichard-Perrachon SA	15,498	1,599,882

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2014

Security	Shares	Value
CGG[a]	42,966	$640,257
Christian Dior SA	14,679	2,686,232
Danone	152,586	10,083,754
Dassault Systemes SA	16,758	1,986,679
Edenred SA	55,818	1,559,665
Essilor International SA	54,999	5,527,810
Eurazeo	7,623	545,457
Eutelsat Communications SA	39,123	1,187,876
Groupe Eurotunnel SA Registered	149,751	1,653,136
Iliad SA	6,741	1,543,580
JCDecaux SA	18,144	774,538
Kering	10,332	2,062,814
L’Air Liquide SA	83,664	10,515,301
L’Oreal SA	64,827	10,665,542
Lafarge SA	33,390	2,398,196
Legrand SA	72,135	3,831,281
LVMH Moet Hennessy Louis Vuitton SA	68,229	12,159,154
Natixis	95,256	560,717
Pernod Ricard SA	57,078	6,130,095
Publicis Groupe SA	48,699	4,319,974
Remy Cointreau SA	6,930	517,551
Renault SA	33,831	2,954,533
Safran SA	71,694	5,100,994
Schneider Electric SA	143,136	11,560,333
Schneider Electric SA New	3,021	243,602
SES SA Class A FDR	80,766	2,593,859
Societe BIC SA	7,938	914,082
Societe Generale	125,937	7,146,547
Sodexo	25,515	2,514,900
STMicroelectronics NVa	86,877	713,141
Technip SA	27,279	2,326,784
Thales SA	10,899	710,274
Unibail-Rodamco SE	25,956	6,255,031
Valeo SA	20,223	2,260,554
Vallourec SA	14,616	730,172
Veolia Environnement	60,732	954,956
Wendel	3,969	538,451
Zodiac Aerospace	9,576	1,687,823

		156,539,737
GERMANY — 8.04%
Adidas AG	56,322	6,295,749
Bayer AG Registered	222,264	29,340,981
Bayerische Motoren Werke AG	44,541	4,854,516

Security	Shares	Value
Beiersdorf AG	27,090	$2,682,927
Brenntag AG	13,923	2,403,311
Celesio AGb	14,301	472,498
Continental AG	29,610	6,378,910
Deutsche Bank AG Registered	136,962	6,628,889
Deutsche Boerse AG	25,389	1,954,667
Deutsche Lufthansa AG Registered[a]	62,118	1,479,784
Deutsche Post AG Registered	243,180	8,418,232
Deutsche Wohnen AG Bearer	28,602	535,947
Fraport AG	9,954	736,546
Fresenius Medical Care AG & Co. KGaA	57,582	4,053,446
Fresenius SE & Co. KGaA	33,516	5,227,150
GEA Group AG	49,392	2,316,945
Henkel AG & Co. KGaA	34,902	3,396,362
Hochtief AG	8,505	678,301
Hugo Boss AG	8,505	1,076,979
Infineon Technologies AG	293,454	3,029,766
Kabel Deutschland Holding AG	6,048	794,561
Lanxess AG	22,302	1,466,174
Linde AG	49,959	9,465,798
MAN SE	9,450	1,150,765
Merck KGaA	17,262	2,680,540
METRO AG	34,776	1,434,585
Osram Licht AGa	22,995	1,347,226
QIAGEN NVa	64,134	1,406,726
RTL Group SA	10,269	1,254,653
SAP AG	247,023	18,874,747
Sky Deutschland AGa	117,684	1,071,403
ThyssenKrupp AGa	122,094	3,143,990
United Internet AG Registered[c]	29,358	1,283,532

		137,336,606
HONG KONG — 2.84%
AIA Group Ltd.	3,238,200	14,909,032
ASM Pacific Technology Ltd.	63,000	590,666
Cathay Pacific Airways Ltd.	315,000	653,140
Galaxy Entertainment Group Ltd.[a]	567,000	5,571,566
Hang Lung Properties Ltd.	693,000	1,923,314
Hong Kong and China Gas Co. Ltd. (The)	1,512,301	3,112,324
Hong Kong Exchanges and Clearing Ltd.	180,800	2,838,389
Hutchison Whampoa Ltd.	378,000	4,690,436

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2014

Security	Shares	Value
Li & Fung Ltd.[b]	1,638,400	$2,278,838
MGM China Holdings Ltd.	252,000	996,342
Sands China Ltd.	655,200	5,050,191
Shangri-La Asia Ltd.	378,666	629,094
SJM Holdings Ltd.	504,000	1,574,026
Wharf (Holdings) Ltd. (The)	378,000	2,580,105
Wynn Macau Ltd.	277,200	1,183,441

		48,580,904
IRELAND — 0.32%
Bank of Ireland[a]	5,919,543	2,354,926
Kerry Group PLC Class A	41,958	2,823,466
Ryanair Holdings PLC SP ADR[a]	7,749	366,140

		5,544,532
ISRAEL — 0.47%
Bank Hapoalim BM	269,514	1,404,835
Bank Leumi le-Israel BMa	345,429	1,318,761
Delek Group Ltd. (The)	1,071	382,413
Israel Corp. Ltd. (The)[a]	504	254,119
Mizrahi Tefahot Bank Ltd.	34,461	420,827
NICE Systems Ltd.	16,065	628,380
Teva Pharmaceutical Industries Ltd.	80,451	3,583,319

		7,992,654
ITALY — 1.61%
Banca Monte dei Paschi di Siena SpA[a,b]	1,683,297	383,405
CNH Industrial NVa	255,465	2,687,158
Exor SpA	25,956	1,018,236
Fiat SpA[a]	120,204	1,198,738
Intesa Sanpaolo SpA	1,107,288	3,001,400
Luxottica Group SpA	45,297	2,409,204
Pirelli & C. SpA	63,315	1,021,186
Prysmian SpA	55,692	1,362,377
Saipem SpA	46,368	1,088,015
Tenaris SA	126,315	2,831,086
UniCredit SpA	1,167,453	8,784,980
Unione di Banche Italiane SpA	232,470	1,697,589

		27,483,374
JAPAN — 21.27%
ABC-MART Inc.	6,300	274,893
Acom Co. Ltd.[a]	88,200	265,504
Advantest Corp.	37,800	406,966
AEON Financial Service Co. Ltd.	12,600	296,638
AEON Mall Co. Ltd.	30,310	900,518

Security	Shares	Value
Aisin Seiki Co. Ltd.	18,900	$708,854
Ajinomoto Co. Inc.	189,000	2,694,573
Amada Co. Ltd.	126,000	1,039,035
Asahi Group Holdings Ltd.	63,000	1,737,697
Asahi Kasei Corp.	126,000	969,848
ASICS Corp.	44,100	772,728
Astellas Pharma Inc.	119,700	7,509,345
Benesse Holdings Inc.	18,900	749,625
Bridgestone Corp.	176,400	6,458,573
Calbee Inc.	18,900	440,509
Chiyoda Corp.	21,000	327,607
Chubu Electric Power Co. Inc.	81,900	981,338
Chugai Pharmaceutical Co. Ltd.	31,500	723,989
Citizen Holdings Co. Ltd.	63,000	502,221
Credit Saison Co. Ltd.	44,100	1,101,365
Daiichi Sankyo Co. Ltd.	182,700	3,086,651
Daikin Industries Ltd.	63,000	3,679,247
Dainippon Sumitomo Pharma Co. Ltd.	44,100	763,648
Daito Trust Construction Co. Ltd.	18,900	1,805,030
Daiwa Securities Group Inc.	441,000	4,194,440
Dentsu Inc.	56,700	2,271,113
Don Quijote Holdings Co. Ltd.	12,600	783,292
East Japan Railway Co.	44,100	3,300,203
FamilyMart Co. Ltd.	12,600	573,261
FANUC Corp.	51,900	8,534,226
Fast Retailing Co. Ltd.	13,800	5,156,817
Fuji Electric Co. Ltd.	126,000	554,729
Fuji Heavy Industries Ltd.	159,000	4,438,623
Fujitsu Ltd.[a]	504,000	2,856,420
Gree Inc.[b]	12,600	125,154
GungHo Online Entertainment Inc.[a,b]	88,200	560,412
Hakuhodo DY Holdings Inc.	69,300	568,072
Hamamatsu Photonics K.K.	18,900	801,515
Hankyu Hanshin Holdings Inc.	126,000	644,918
Hino Motors Ltd.	63,000	942,668
Hirose Electric Co. Ltd.	6,900	981,703
Hisamitsu Pharmaceutical Co. Inc.	18,900	859,891
Hitachi Ltd.	819,000	6,360,229
Hitachi Metals Ltd.	63,000	1,005,677
Hokkaido Electric Power Co. Inc.[a]	50,400	534,220
Honda Motor Co. Ltd.	220,500	8,416,988

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2014

Security	Shares	Value
Hulic Co. Ltd.	75,600	$973,308
IHI Corp.	378,000	1,749,434
Iida Group Holdings Co. Ltd.[a]	31,500	559,671
Isetan Mitsukoshi Holdings Ltd.	50,400	649,366
Isuzu Motors Ltd.	189,000	1,147,139
Japan Airlines Co. Ltd.	6,300	318,753
Japan Exchange Group Inc.	69,300	1,713,728
Japan Steel Works Ltd. (The)	63,000	316,900
JGC Corp.	63,000	2,417,826
JTEKT Corp.	56,700	857,853
Kajima Corp.	63,000	235,976
Kakaku.com Inc.	37,800	726,830
Kansai Electric Power Co. Inc. (The)[a]	119,700	1,302,809
Kansai Paint Co. Ltd.	63,000	868,539
Kao Corp.	138,600	4,450,802
Kawasaki Heavy Industries Ltd.	378,000	1,667,892
KDDI Corp.	69,300	3,876,614
Keikyu Corp.	126,000	1,005,677
Keio Corp.	156,059	1,013,002
Keisei Electric Railway Co. Ltd.	63,000	565,848
Keyence Corp.	12,687	5,288,271
Kikkoman Corp.	26,000	468,069
Kintetsu Corp.	504,000	1,749,434
Kobe Steel Ltd.[a]	693,000	1,168,760
Koito Manufacturing Co. Ltd.	23,000	474,050
Konami Corp.	6,300	152,087
Kubota Corp.	287,000	4,496,995
Kyushu Electric Power Co. Inc.[a]	75,600	879,906
Lawson Inc.	18,900	1,386,204
LIXIL Group Corp.	69,300	1,814,976
M3 Inc.	189	560,597
Mabuchi Motor Co. Ltd.	6,300	366,936
Makita Corp.	31,500	1,664,804
Mazda Motor Corp.[a]	693,000	3,404,354
McDonald’s Holdings Co. (Japan) Ltd.	12,600	331,602
Meiji Holdings Co. Ltd.	6,300	398,441
Miraca Holdings Inc.	12,600	602,294
Mitsubishi Chemical Holdings Corp.	157,500	681,056
Mitsubishi Electric Corp.	315,000	3,638,476
Mitsubishi Estate Co. Ltd.	342,000	8,534,490
Mitsubishi Gas Chemical Co. Inc.	63,000	450,331
Mitsubishi Heavy Industries Ltd.	504,000	3,311,075

Security	Shares	Value
Mitsubishi Logistics Corp.	30,000	$428,004
Mitsubishi Materials Corp.	126,000	431,181
Mitsubishi Motors Corp.[a,b]	163,800	1,792,428
Mitsui Chemicals Inc.	63,000	153,199
Mitsui Fudosan Co. Ltd.	224,500	7,240,089
Murata Manufacturing Co. Ltd.	50,400	4,746,204
Nabtesco Corp.	31,500	705,766
Namco Bandai Holdings Inc.	44,100	1,007,531
Nexon Co. Ltd.	31,500	277,364
NGK Insulators Ltd.	63,000	1,085,365
NGK Spark Plug Co. Ltd.	46,000	1,081,610
NHK Spring Co. Ltd.	12,669	132,050
Nidec Corp.	25,200	2,847,772
Nintendo Co. Ltd.	12,600	1,501,103
Nippon Meat Packers Inc.	63,000	1,090,307
Nippon Paint Co. Ltd.	63,000	1,053,243
Nissan Motor Co. Ltd.	214,200	1,858,773
Nissin Foods Holdings Co. Ltd.	6,300	275,202
Nitori Holdings Co. Ltd.	9,450	923,827
Nitto Denko Corp.	44,100	1,989,981
NKSJ Holdings Inc.	88,200	2,344,562
Nomura Holdings Inc.	982,800	6,986,616
Nomura Real Estate Holdings Inc.	12,600	258,956
Nomura Research Institute Ltd.	25,200	836,417
NSK Ltd.	126,000	1,451,684
NTT Urban Development Corp.	18,900	187,916
Odakyu Electric Railway Co. Ltd.	189,000	1,679,012
Olympus Corp.[a]	63,000	1,884,101
Omron Corp.	56,700	2,273,893
Oracle Corp. Japan	12,600	504,074
Oriental Land Co. Ltd.	13,500	2,064,348
Otsuka Corp.	6,300	754,258
Panasonic Corp.	592,200	6,875,176
PARK24 Co. Ltd.	25,200	523,348
Rakuten Inc.	195,300	3,224,839
Rinnai Corp.	6,300	494,808
Sanrio Co. Ltd.[b]	12,600	468,863
Santen Pharmaceutical Co. Ltd.	18,900	802,442
SBI Holdings Inc.	37,800	530,760
Secom Co. Ltd.	56,700	3,241,271
Sega Sammy Holdings Inc.	50,400	1,216,202
Sekisui Chemical Co. Ltd.	63,000	740,050
Seven & I Holdings Co. Ltd.	100,800	4,054,337
Seven Bank Ltd.	170,100	657,150

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2014

Security	Shares	Value
Sharp Corp.[a]	252,000	$874,717
Shikoku Electric Power Co. Inc.[a]	50,400	738,320
Shimadzu Corp.	63,000	565,848
Shimano Inc.	18,900	1,691,984
Shimizu Corp.	63,000	344,698
Shin-Etsu Chemical Co. Ltd.	56,700	3,204,021
Shinsei Bank Ltd.	441,000	912,399
Shionogi & Co. Ltd.	81,900	1,701,683
Shiseido Co. Ltd.	94,500	1,516,855
SMC Corp.	13,300	3,393,955
SoftBank Corp.	258,300	19,155,002
Sony Financial Holdings Inc.	25,249	415,679
Stanley Electric Co. Ltd.	6,300	144,551
Sumco Corp.[a]	25,200	196,441
Sumitomo Chemical Co. Ltd.	189,000	782,056
Sumitomo Electric Industries Ltd.	201,600	3,216,191
Sumitomo Heavy Industries Ltd.	63,000	296,514
Sumitomo Realty & Development Co. Ltd.	96,000	4,322,518
Sumitomo Rubber Industries Inc.	18,900	265,936
Suntory Beverage & Food Ltd.	31,500	1,036,255
Suruga Bank Ltd.	63,000	1,079,806
Suzuken Co. Ltd.	18,900	659,744
Sysmex Corp.	18,900	1,054,479
Taiheiyo Cement Corp.	315,000	1,182,968
Taisei Corp.	189,000	837,653
TDK Corp.	31,500	1,448,595
Terumo Corp.	44,100	2,090,734
THK Co. Ltd.	31,500	699,588
Tobu Railway Co. Ltd.	126,000	591,793
Toho Co. Ltd.	31,500	656,347
Toho Gas Co. Ltd.	126,000	590,557
Tohoku Electric Power Co. Inc.[a]	119,700	1,313,373
Tokyo Electric Power Co. Inc.[a,b]	384,300	1,771,055
Tokyo Electron Ltd.	44,100	2,299,159
Tokyo Gas Co. Ltd.	630,000	3,162,818
Tokyo Tatemono Co. Ltd.	63,000	599,206
Tokyu Corp.	189,000	1,187,910
Tokyu Fudosan Holdings Corp.[a]	138,800	1,207,193
Toray Industries Inc.	252,000	1,672,834
TOTO Ltd.	63,000	1,014,326
Toyo Suisan Kaisha Ltd.	23,000	730,696
Toyota Boshoku Corp.	18,900	218,865
Toyota Motor Corp.	743,400	43,167,278
Trend Micro Inc.[a]	25,200	788,234

Security	Shares	Value
Unicharm Corp.	31,500	$1,735,843
USS Co. Ltd.	56,700	783,909
Yahoo! Japan Corp.	384,300	2,200,629
Yakult Honsha Co. Ltd.	25,200	1,247,831
Yamaha Corp.	12,600	188,904
Yamaha Motor Co. Ltd.	75,600	1,019,268
Yamato Holdings Co. Ltd.	100,800	2,144,786
Yamato Kogyo Co. Ltd.	12,600	378,056
Yamazaki Baking Co. Ltd.	63,000	685,071
Yaskawa Electric Corp.	63,000	877,188
Yokogawa Electric Corp.	56,700	893,434
Yokohama Rubber Co. Ltd. (The)	63,000	570,790

		363,104,773
NETHERLANDS — 3.53%
ASML Holding NV	96,264	8,175,866
Fugro NV CVA	18,837	986,004
Gemalto NVb	21,483	2,425,444
Heineken Holding NV	27,216	1,569,751
Heineken NV	61,551	3,756,789
ING Groep NV CVA[a]	517,356	6,865,177
Koninklijke KPN NVa	427,833	1,599,895
Koninklijke Philips NV	261,513	9,112,824
Koninklijke Vopak NV	19,089	1,049,778
OCI NVa	23,940	1,110,741
Randstad Holding NV	16,065	1,020,938
Reed Elsevier NV	187,740	3,871,074
Royal Boskalis Westminster NV CVA	20,853	1,001,119
TNT Express NV	94,771	836,090
Unilever NV CVA	436,149	16,295,219
Ziggo NV	14,238	618,933

		60,295,642
NEW ZEALAND — 0.11%
Fletcher Building Ltd.	177,912	1,306,488
Ryman Healthcare Ltd.	90,846	580,426

		1,886,914
NORWAY — 0.17%
Norsk Hydro ASA	373,590	1,690,429
Subsea 7 SA	71,442	1,224,444

		2,914,873
PORTUGAL — 0.20%
Banco Espirito Santo SA Registered[a]	489,069	745,274
Galp Energia SGPS SA Class B	92,925	1,438,605

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2014

Security	Shares	Value
Jeronimo Martins SGPS SA	67,473	$1,156,037

		3,339,916
SINGAPORE — 1.40%
CapitaLand Ltd.	693,000	1,496,385
CapitaMalls Asia Ltd.[b]	378,000	520,482
City Developments Ltd.[b]	126,000	862,541
ComfortDelGro Corp. Ltd.	126,000	190,745
Genting Singapore PLC	1,638,000	1,768,456
Global Logistic Properties Ltd.	819,000	1,800,493
Jardine Cycle & Carriage Ltd.	28,000	766,703
Noble Group Ltd.	567,181	421,547
Oversea-Chinese Banking Corp. Ltd.	441,000	3,208,653
SembCorp Industries Ltd.	252,000	1,035,049
SembCorp Marine Ltd.[b]	252,000	800,438
Singapore Airlines Ltd.[b]	126,000	945,345
Singapore Exchange Ltd.	229,000	1,227,234
Singapore Technologies Engineering Ltd.	441,000	1,307,612
Singapore Telecommunications Ltd.	1,071,000	2,957,777
StarHub Ltd.	126,000	420,920
United Overseas Bank Ltd.	189,000	2,957,284
Wilmar International Ltd.	504,000	1,230,230

		23,917,894
SPAIN — 3.79%
Abertis Infraestructuras SA	100,296	2,241,839
Amadeus IT Holding SA Class A	66,591	2,636,118
Banco Bilbao Vizcaya Argentaria SA	1,011,213	12,082,131
Banco de Sabadell SA	464,310	1,373,137
Banco Santander SA	1,524,033	13,174,058
Bankia SAa	1,080,324	1,876,450
Distribuidora Internacional de Alimentacion SA	168,777	1,389,297
Grifols SA	40,257	2,087,125
Industria de Diseno Textil SA	58,527	8,737,175
International Consolidated Airlines Group SAa	263,529	1,804,275
Telefonica SA	1,099,980	16,969,849
Zardoya Otis SA	25,389	426,267

		64,797,721
SWEDEN — 3.73%
Alfa Laval AB	84,420	2,050,469
Assa Abloy AB Class B	89,460	4,468,764

Security	Shares	Value
Atlas Copco AB Class A	178,416	$4,851,371
Atlas Copco AB Class B	106,848	2,675,199
Electrolux AB Class B	64,386	1,369,120
Elekta AB Class B	97,713	1,425,497
Getinge AB Class B	53,172	1,829,204
Hennes & Mauritz AB Class B	255,465	11,020,640
Hexagon AB Class B	64,260	2,042,789
Industrivarden AB Class C	13,608	246,749
Investor AB Class B	122,724	3,978,191
Lundin Petroleum ABa	60,543	1,046,938
Sandvik AB	285,264	4,004,730
Scania AB Class B	29,421	603,144
SKF AB Class B	106,029	2,813,424
Svenska Cellulosa AB Class B	79,632	2,268,701
Swedish Match AB	54,369	1,594,642
Telefonaktiebolaget LM Ericsson Class B	819,189	10,011,170
Volvo AB Class B	409,311	5,427,301

		63,728,043
SWITZERLAND — 13.48%
ABB Ltd. Registered[a]	591,570	14,775,370
Actelion Ltd. Registered[a]	27,846	2,619,642
Adecco SA Registered	35,343	2,784,434
Aryzta AGa	8,883	699,831
Barry Callebaut AG Registered[a]	630	747,110
Compagnie Financiere Richemont SA Class A Bearer	140,427	13,048,012
Credit Suisse Group AG Registered[a]	408,177	12,349,197
EMS-Chemie Holding AG Registered	2,268	780,709
Geberit AG Registered	10,080	2,929,450
Givaudan SA Registered[a]	2,205	3,267,388
Holcim Ltd. Registered[a]	61,488	4,480,989
Julius Baer Group Ltd.[a]	59,598	2,898,793
Kuehne & Nagel International AG Registered	14,427	1,919,564
Lindt & Spruengli AG Participation Certificates	252	1,132,491
Lindt & Spruengli AG Registered	24	1,287,782
Lonza Group AG Registered	14,175	1,426,656
Nestle SA Registered	562,590	40,874,976
Novartis AG Registered	308,511	24,458,775
Partners Group Holding AG	4,662	1,106,237
Roche Holding AG Genusschein	188,874	51,991,706

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2014

Security	Shares	Value
Schindler Holding AG Participation Certificates	7,749	$1,125,152
Schindler Holding AG Registered	4,158	612,004
SGS SA Registered	1,449	3,284,709
Sika AG Bearer	567	1,870,696
Sonova Holding AG Registered[a]	13,545	1,863,531
Sulzer AG Registered	6,300	952,322
Swatch Group AG (The) Bearer	8,316	4,963,063
Swatch Group AG (The) Registered	11,970	1,231,166
Swiss Prime Site AG Registered	4,032	313,870
Syngenta AG Registered	24,948	8,845,363
UBS AG Registered[a]	981,414	19,494,990

		230,135,978
UNITED KINGDOM — 16.97%
3i Group PLC	153,846	944,098
Aberdeen Asset Management PLC	260,568	1,673,525
Aggreko PLC	72,324	1,837,589
AMEC PLC	81,018	1,371,435
ARM Holdings PLC	376,614	5,787,148
Associated British Foods PLC	96,075	4,286,835
Babcock International Group PLC	98,847	2,258,057
BG Group PLC	913,689	15,346,376
British American Tobacco PLC	510,048	24,443,034
British Sky Broadcasting Group PLC	278,586	4,010,698
BT Group PLC	1,386,567	8,734,463
Bunzl PLC	89,712	2,046,428
Burberry Group PLC	119,322	2,839,525
Capita PLC	177,975	2,876,669
Centrica PLC	485,415	2,482,615
Cobham PLC	295,092	1,424,354
Coca-Cola HBC AG	14,742	390,793
Coca-Cola HBC AG SP ADR	5,029	132,766
Compass Group PLC	486,234	7,275,818
Croda International PLC	36,351	1,440,954
Diageo PLC	673,281	19,922,601
easyJet PLC[b]	44,541	1,203,423
Experian PLC	270,018	4,615,116
Fresnillo PLC	49,014	619,848
G4S PLC	416,934	1,636,282
GKN PLC	436,527	2,828,749
Glencore Xstrata PLC[a]	994,392	5,270,404

Security	Shares	Value
Hargreaves Lansdown PLC	58,464	$1,427,789
IMI PLC	85,869	2,112,588
Inmarsat PLC	122,220	1,407,042
InterContinental Hotels Group PLC	70,835	2,293,352
Intertek Group PLC	43,533	2,026,135
ITV PLC	1,017,954	3,287,360
Johnson Matthey PLC	54,999	2,920,440
Lloyds Banking Group PLC[a]	13,363,434	18,294,461
London Stock Exchange Group PLC	41,958	1,268,788
Meggitt PLC	215,460	1,825,374
Melrose Industries PLC	346,185	1,759,725
Next PLC	42,651	4,380,925
Pearson PLC	219,366	4,008,950
Persimmon PLC[a]	54,306	1,171,842
Petrofac Ltd.	69,426	1,317,834
Prudential PLC	688,842	13,901,912
Randgold Resources Ltd.	23,436	1,614,972
Reckitt Benckiser Group PLC	173,061	12,977,954
Reed Elsevier PLC	317,583	4,629,535
Rexam PLC	77,742	629,882
Rolls-Royce Holdings PLC[a]	504,504	9,841,740
Royal Bank of Scotland Group PLC[a]	578,592	3,233,016
SABMiller PLC	257,922	11,614,366
Sage Group PLC (The)	298,468	2,002,782
Schroders PLC	28,224	1,144,311
Serco Group PLC	135,387	972,555
Severn Trent PLC	33,201	942,324
Shire PLC	148,365	7,419,762
Smith & Nephew PLC	240,219	3,458,343
Smiths Group PLC	106,911	2,526,608
Tate & Lyle PLC	125,811	1,566,238
Travis Perkins PLC	66,717	1,906,745
Tullow Oil PLC	244,629	3,178,091
Unilever PLC	343,917	13,220,273
Weir Group PLC (The)	57,456	1,977,282
Whitbread PLC	48,573	2,994,322
William Hill PLC	153,594	839,058
Wolseley PLC	46,373	2,501,268
WPP PLC	359,541	7,545,636

		289,841,183

TOTAL COMMON STOCKS
(Cost: $1,279,638,804)		1,696,618,077

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

January 31, 2014

Security	Shares	Value
PREFERRED STOCKS — 0.36%

GERMANY — 0.36%
Fuchs Petrolub SE	9,639	$869,612
Henkel AG & Co. KGaA	48,069	5,210,510

		6,080,122

TOTAL PREFERRED STOCKS
(Cost: $3,362,512)		6,080,122

RIGHTS — 0.02%

SPAIN — 0.02%
Banco Santander SAa	1,524,033	306,230

		306,230

TOTAL RIGHTS
(Cost: $314,921)		306,230

SHORT-TERM INVESTMENTS — 0.67%

MONEY MARKET FUNDS — 0.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	10,511,007	10,511,007
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	591,650	591,650
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	437,769	437,769

		11,540,426

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,540,426)		11,540,426

TOTAL INVESTMENTS IN SECURITIES — 100.41%
(Cost: $1,294,856,663)		1,714,544,855
Other Assets, Less Liabilities — (0.41)%		(7,034,255)

NET ASSETS — 100.00%		$1,707,510,600

FDR  —  Fiduciary Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.75%

AUSTRALIA — 7.20%
AGL Energy Ltd.	208,190	$2,761,015
AMP Ltd.	1,098,502	4,092,551
ASX Ltd.	47,633	1,480,359
Australia and New Zealand Banking Group Ltd.	1,020,894	26,837,691
Bank of Queensland Ltd.	41,856	416,321
Bendigo and Adelaide Bank Ltd.	156,851	1,587,489
BGP Holdings PLC[a,b]	2,256,851	30
CFS Retail Property Trust Group	805,510	1,363,446
Coca-Cola Amatil Ltd.	75,428	769,330
Commonwealth Bank of Australia	389,566	25,230,501
Dexus Property Group	1,757,298	1,525,576
Echo Entertainment Group Ltd.	188,570	388,284
Federation Centres	549,033	1,087,401
Goodman Group	647,460	2,638,124
GPT Group	652,474	2,055,113
Harvey Norman Holdings Ltd.	117,938	308,703
Incitec Pivot Ltd.	616,286	1,537,849
Insurance Australia Group Ltd.	856,862	4,104,390
Leighton Holdings Ltd.	62,021	890,164
Lend Lease Group	207,209	1,903,717
Metcash Ltd.	331,033	872,255
Mirvac Group	1,388,333	2,022,905
National Australia Bank Ltd.	873,962	25,354,179
Newcrest Mining Ltd.	286,561	2,412,736
Orica Ltd.	137,885	2,827,159
Rio Tinto Ltd.	161,865	9,270,153
SP AusNet	658,033	711,926
Stockland Corp. Ltd.	866,986	2,745,896
Sydney Airport	123,715	425,289
Tabcorp Holdings Ltd.	285,471	859,303
Tatts Group Ltd.	528,759	1,379,413
Toll Holdings Ltd.	249,828	1,218,480
Westfield Group	767,033	6,826,209
Westfield Retail Trust	1,119,430	2,949,641
Westpac Banking Corp.	1,154,855	31,104,946

		171,958,544
AUSTRIA — 0.38%
Erste Group Bank AG	34,008	1,238,490
IMMOFINANZ AGa	358,719	1,692,643
IMMOFINANZ AG Escrow[a,b]	269,008	4
OMV AG	54,282	2,349,785

Security	Shares	Value
Raiffeisen International Bank Holding AGc	34,608	$1,330,113
Vienna Insurance Group AG	14,170	672,635
Voestalpine AG	41,638	1,866,738

		9,150,408
BELGIUM — 0.66%
Ageas	82,186	3,532,769
Belgacom SA	55,917	1,597,872
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	37,714	2,426,494
Groupe Bruxelles Lambert SA	29,539	2,669,730
KBC Groep NV	93,522	5,530,954

		15,757,819
DENMARK — 0.37%
A.P. Moeller-Maersk A/S Class A	218	2,330,444
A.P. Moeller-Maersk A/S Class B	327	3,646,368
TDC A/S	302,039	2,838,533

		8,815,345
FINLAND — 0.94%
Elisa OYJ	52,756	1,353,873
Fortum OYJ	166,116	3,573,052
Metso OYJ	48,178	1,508,614
Nokia OYJ[a]	493,879	3,426,677
Orion OYJ Class B	37,387	977,106
Pohjola Bank PLC Class A	32,918	648,117
Sampo OYJ Class A	155,434	7,221,084
Stora Enso OYJ Class R	73,248	685,524
UPM-Kymmene OYJ	197,835	3,036,075

		22,430,122
FRANCE — 10.66%
Accor SA	30,847	1,471,971
ALSTOM	80,006	2,271,129
ArcelorMittal	372,344	6,186,176
Arkema SA	11,881	1,267,991
AXA SA	669,369	17,602,217
BNP Paribas SA	371,581	28,787,948
Bouygues SA	72,158	2,762,594
Cap Gemini SA	27,468	1,873,213
Carrefour SA	115,431	3,978,007
CNP Assurances SA	62,130	1,217,402
Compagnie de Saint-Gobain	154,889	8,138,839
Compagnie Generale des Etablissements Michelin Class B	69,760	7,367,944

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2014

Security	Shares	Value
Credit Agricole SAa	372,889	$5,022,059
Electricite de France	90,143	3,065,803
Fonciere des Regions	10,355	849,026
GDF Suez	494,751	10,932,017
Gecina SA	8,175	997,929
Icade	13,298	1,167,440
Imerys SA	13,298	1,083,334
Kering	14,061	2,807,319
Klepierre	36,951	1,603,539
Lafarge SA	23,653	1,698,848
Lagardere SCA	42,183	1,490,695
Natixis	230,099	1,354,460
Orange	690,733	8,547,336
Renault SA	25,070	2,189,416
Rexel SA	76,409	1,962,938
Sanofi	444,720	43,660,149
SCOR SE	56,462	1,831,973
Societe Generale	93,958	5,331,835
STMicroelectronics NV	125,023	1,026,267
Suez Environnement SA	105,621	1,892,252
Thales SA	17,985	1,172,059
Total SA	796,027	45,451,249
Vallourec SA	19,947	996,493
Veolia Environnement	48,505	762,697
Vinci SA	178,978	11,721,690
Vivendi SA	449,407	12,084,597
Wendel	6,540	887,244

		254,516,095
GERMANY — 9.44%
Allianz SE Registered	169,970	28,376,583
Axel Springer SE	15,260	977,085
BASF SE	342,260	36,707,457
Bayerische Motoren Werke AG	62,021	6,759,659
Celesio AGc	11,554	381,738
Commerzbank AGa	362,425	6,170,448
Daimler AG Registered	358,828	30,064,560
Deutsche Bank AG Registered	190,641	9,226,924
Deutsche Boerse AG	36,188	2,786,069
Deutsche Telekom AG Registered	1,078,882	17,459,121
Deutsche Wohnen AG Bearer	73,357	1,374,571
E.ON SE	673,293	12,230,349
Hannover Rueck SE Registered	22,127	1,757,539
HeidelbergCement AG	52,429	3,906,349
K+S AG Registered	63,983	1,906,020

Security	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG Registered	66,708	$13,777,236
ProSiebenSat.1 Media AG Registered	70,196	3,151,326
RWE AG	183,338	6,784,280
Siemens AG Registered	295,281	37,414,994
Suedzucker AG	29,975	747,822
Telefonica Deutschland Holding AGd	104,422	832,800
Volkswagen AG	11,009	2,677,511

		225,470,441
HONG KONG — 2.74%
Bank of East Asia Ltd. (The)	479,600	1,819,006
BOC Hong Kong (Holdings) Ltd.	1,362,500	4,141,124
Cheung Kong (Holdings) Ltd.	545,000	8,064,664
Cheung Kong Infrastructure Holdings Ltd.	218,000	1,281,643
CLP Holdings Ltd.[c]	654,000	4,935,658
First Pacific Co. Ltd.	872,000	863,600
Hang Seng Bank Ltd.	283,400	4,434,512
Henderson Land Development Co. Ltd.	355,200	1,912,137
HKT Trust and HKT Ltd.	872,000	836,647
Hong Kong Exchanges and Clearing Ltd.	125,400	1,968,661
Hopewell Holdings Ltd.	218,000	756,632
Hutchison Whampoa Ltd.	327,000	4,057,600
Hysan Development Co. Ltd.[c]	218,000	861,915
Kerry Properties Ltd.	218,000	700,482
Link REIT (The)	817,500	3,695,427
MTR Corp. Ltd.	545,000	1,926,675
New World Development Co. Ltd.	1,417,000	1,770,155
NWS Holdings Ltd.	545,000	791,727
PCCW Ltd.[c]	1,635,000	745,402
Power Assets Holdings Ltd.	545,000	4,091,992
Sino Land Co. Ltd.	1,090,000	1,448,692
Sun Hung Kai Properties Ltd.	590,000	7,203,276
Swire Pacific Ltd. Class A	272,500	2,940,900
Swire Properties Ltd.	392,400	1,013,242
Wheelock and Co. Ltd.	327,000	1,330,775
Wynn Macau Ltd.	218,000	930,700
Yue Yuen Industrial (Holdings) Ltd.	272,500	842,263

		65,365,507

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2014

Security	Shares	Value
IRELAND — 0.30%
CRH PLC	275,334	$7,078,868
Irish Bank Resolution Corp. Ltd.[a,b]	246,432	4

		7,078,872
ISRAEL — 0.49%
Bezeq The Israel Telecommunication Corp. Ltd.	720,599	1,103,292
Israel Chemicals Ltd.	163,718	1,339,358
Israel Corp. Ltd. (The)[a]	327	164,875
Teva Pharmaceutical Industries Ltd.	206,555	9,200,041

		11,807,566
ITALY — 3.10%
Assicurazioni Generali SpA	435,128	9,418,012
Atlantia SpA	137,776	3,139,984
Enel Green Power SpA	658,251	1,662,633
Enel SpA	2,452,500	11,205,199
Eni SpA	945,575	21,486,371
Fiat SpA[a]	162,192	1,617,465
Finmeccanica SpA[a]	152,164	1,337,909
Intesa Sanpaolo SpA	2,814,380	7,628,620
Mediobanca SpA[a]	191,295	1,758,072
Saipem SpA	35,207	826,124
Snam SpA	757,441	4,157,291
Telecom Italia SpA	3,790,257	4,216,866
Telecom Italia SpA RNC	2,182,943	1,839,880
Terna SpA	564,402	2,741,571
UnipolSai SpA[a]	335,502	1,010,754

		74,046,751
JAPAN — 20.57%
AEON Co. Ltd.	228,900	2,893,093
AEON Financial Service Co. Ltd.	10,900	256,615
Air Water Inc.	50,000	749,620
Aisin Seiki Co. Ltd.	43,600	1,635,240
Alfresa Holdings Corp.	10,900	626,308
ANA Holdings Inc.[c]	436,000	931,980
Aozora Bank Ltd.	327,000	942,668
Asahi Glass Co. Ltd.	357,000	2,047,801
Asahi Group Holdings Ltd.	43,600	1,202,596
Asahi Kasei Corp.	327,000	2,516,988
Bank of Kyoto Ltd. (The)	109,000	882,816
Bank of Yokohama Ltd. (The)	436,000	2,227,347
Brother Industries Ltd.	87,200	1,120,941
Canon Inc.	425,100	12,529,790

Security	Shares	Value
Casio Computer Co. Ltd.	76,300	$839,423
Central Japan Railway Co.	54,500	6,049,321
Chiba Bank Ltd. (The)	327,000	2,103,368
Chiyoda Corp.	28,000	436,809
Chubu Electric Power Co. Inc.	109,000	1,306,055
Chugai Pharmaceutical Co. Ltd.	43,600	1,002,092
Chugoku Bank Ltd. (The)	55,500	690,043
Chugoku Electric Power Co. Inc. (The)	109,000	1,435,378
Coca-Cola West Co. Ltd.	21,800	431,361
Dai Nippon Printing Co. Ltd.	218,000	2,191,008
Dai-ichi Life Insurance Co. Ltd. (The)	316,100	4,832,082
Daicel Corp.	109,000	886,022
Daido Steel Co. Ltd.	109,000	551,493
Daihatsu Motor Co. Ltd.	65,400	1,036,294
Daiwa House Industry Co. Ltd.	218,000	4,198,186
Dena Co. Ltd.[c]	36,400	705,621
Denso Corp.	185,300	9,700,610
East Japan Railway Co.	65,400	4,894,179
Eisai Co. Ltd.	98,100	3,792,796
Electric Power Development Co. Ltd.	43,620	1,310,931
FUJIFILM Holdings Corp.	174,400	5,176,338
Fukuoka Financial Group Inc.	327,000	1,381,939
Gree Inc.[c]	21,800	216,536
Gunma Bank Ltd. (The)	109,000	586,763
Hachijuni Bank Ltd. (The)	109,000	611,345
Hankyu Hanshin Holdings Inc.	218,000	1,115,811
Hiroshima Bank Ltd. (The)	218,000	893,504
Hitachi Chemical Co. Ltd.	43,600	634,431
Hitachi Construction Machinery Co. Ltd.	43,600	853,745
Hitachi High-Technologies Corp.	21,800	507,245
Hitachi Ltd.	654,000	5,078,865
Hitachi Metals Ltd.	12,000	191,558
Hokuhoku Financial Group Inc.	436,000	837,927
Hokuriku Electric Power Co.	54,500	671,731
Honda Motor Co. Ltd.	305,200	11,650,180
Hoya Corp.	163,500	4,557,832
IBIDEN Co. Ltd.	43,600	813,131
Idemitsu Kosan Co. Ltd.	43,600	975,159
INPEX Corp.	316,100	3,781,360
Isetan Mitsukoshi Holdings Ltd.	65,400	842,630
Isuzu Motors Ltd.	218,000	1,323,155

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2014

Security	Shares	Value
ITOCHU Corp.	555,900	$6,895,264
ITOCHU Techno-Solutions Corp.	10,900	454,233
Iyo Bank Ltd. (The)	109,000	1,033,515
J. Front Retailing Co. Ltd.	218,000	1,477,060
Japan Airlines Co. Ltd.	10,900	551,493
Japan Petroleum Exploration Co. Ltd.	10,900	408,810
Japan Prime Realty Investment Corp.	327	1,125,430
Japan Real Estate Investment Corp.	436	2,261,548
Japan Retail Fund Investment Corp.	872	1,758,792
Japan Steel Works Ltd. (The)	12,000	60,362
Japan Tobacco Inc.	414,200	12,984,237
JFE Holdings Inc.	185,300	3,924,577
Joyo Bank Ltd. (The)	218,000	1,047,409
JSR Corp.	65,400	1,185,710
JX Holdings Inc.	839,300	4,090,132
Kajima Corp.	218,000	816,551
Kamigumi Co. Ltd.	109,000	987,557
Kaneka Corp.	109,000	686,160
Kansai Electric Power Co. Inc. (The)[a]	87,200	949,081
KDDI Corp.	98,100	5,487,675
Kinden Corp.	32,000	316,282
Kirin Holdings Co. Ltd.	327,000	4,508,134
Koito Manufacturing Co. Ltd.	2,000	41,222
Komatsu Ltd.	348,800	7,346,398
Konami Corp.	21,800	526,270
Konica Minolta Holdings Inc.	163,500	1,750,669
Kuraray Co. Ltd.	130,800	1,490,313
Kurita Water Industries Ltd.	43,600	937,538
Kyocera Corp.	119,900	5,468,009
Kyowa Hakko Kirin Co. Ltd.	109,000	1,121,155
Kyushu Electric Power Co. Inc.[a]	54,500	634,324
Marubeni Corp.	654,000	4,636,388
Marui Group Co. Ltd.	87,200	831,942
Maruichi Steel Tube Ltd.	21,800	572,655
McDonald’s Holdings Co. (Japan) Ltd.	10,900	286,862
Medipal Holdings Corp.	43,600	642,126
Meiji Holdings Co. Ltd.	10,900	689,366
Mitsubishi Chemical Holdings Corp.	218,000	942,668

Security	Shares	Value
Mitsubishi Corp.	523,200	$9,762,706
Mitsubishi Electric Corp.	232,000	2,679,767
Mitsubishi Heavy Industries Ltd.	436,000	2,864,343
Mitsubishi Materials Corp.	218,000	746,012
Mitsubishi Tanabe Pharma Corp.	87,200	1,291,092
Mitsubishi UFJ Financial Group Inc.	4,752,400	29,031,183
Mitsubishi UFJ Lease & Finance Co. Ltd.	218,000	1,160,700
Mitsui & Co. Ltd.	643,100	8,733,574
Mitsui Chemicals Inc.	109,000	265,059
Mitsui O.S.K. Lines Ltd.	436,000	1,821,209
Mizuho Financial Group Inc.	8,589,200	18,444,230
MS&AD Insurance Group Holdings Inc.	185,308	4,382,634
NEC Corp.	881,000	2,582,919
NHK Spring Co. Ltd.	43,600	454,447
Nikon Corp.	121,700	2,110,970
Nintendo Co. Ltd.	25,800	3,073,687
Nippon Building Fund Inc.	473	2,703,917
Nippon Electric Glass Co. Ltd.	120,000	548,316
Nippon Express Co. Ltd.	327,000	1,558,288
Nippon Prologis REIT Inc.	109	1,106,192
Nippon Steel & Sumitomo Metal Corp.	2,834,000	8,753,346
Nippon Telegraph and Telephone Corp.	141,700	7,726,565
Nippon Yusen K.K.	545,000	1,715,399
Nishi-Nippon City Bank Ltd. (The)	218,000	557,906
Nissan Motor Co. Ltd.	599,500	5,202,309
Nisshin Seifun Group Inc.	81,300	817,903
Nissin Foods Holdings Co. Ltd.	10,900	476,144
NOK Corp.	32,700	537,064
Nomura Real Estate Holdings Inc.	21,800	448,034
Nomura Real Estate Office Fund Inc.	109	483,625
NTT Data Corp.	43,600	1,568,976
NTT DOCOMO Inc.	566,800	9,242,422
NTT Urban Development Corp.	10,900	108,375
Obayashi Corp.	218,000	1,306,055
Oji Holdings Corp.	327,000	1,564,701
Ono Pharmaceutical Co. Ltd.	32,700	2,863,274
ORIX Corp.	468,700	7,307,280
Osaka Gas Co. Ltd.	654,000	2,674,099
Otsuka Holdings Co. Ltd.	130,800	4,034,876

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2014

Security	Shares	Value
Resona Holdings Inc.	708,500	$3,793,117
Ricoh Co. Ltd.	239,800	2,565,297
Rohm Co. Ltd.	33,700	1,711,683
Sankyo Co. Ltd.	21,800	1,042,065
SBI Holdings Inc.	21,800	306,100
Sekisui Chemical Co. Ltd.	109,000	1,280,404
Sekisui House Ltd.	196,200	2,758,747
Seven & I Holdings Co. Ltd.	141,700	5,699,401
Sharp Corp.[a]	218,000	756,699
Shimamura Co. Ltd.	10,900	972,594
Shimizu Corp.	109,000	596,382
Shin-Etsu Chemical Co. Ltd.	76,300	4,311,584
Shizuoka Bank Ltd. (The)	218,000	2,197,421
Showa Denko K.K.	545,000	748,149
Showa Shell Sekiyu K.K.	76,300	734,683
Sojitz Corp.	490,500	856,096
Sony Corp.	370,600	5,908,669
Sony Financial Holdings Inc.	21,800	358,898
Stanley Electric Co. Ltd.	32,700	750,287
Sumitomo Chemical Co. Ltd.	327,000	1,353,081
Sumitomo Corp.	425,100	5,377,055
Sumitomo Heavy Industries Ltd.	109,000	513,017
Sumitomo Metal Mining Co. Ltd.	218,000	2,875,031
Sumitomo Mitsui Financial Group Inc.	479,600	22,685,595
Sumitomo Mitsui Trust Holdings Inc.	1,204,050	5,844,043
Sumitomo Rubber Industries Inc.	32,700	460,112
Suzuki Motor Corp.	130,800	3,452,602
T&D Holdings Inc.	218,000	2,704,025
Taisei Corp.	109,000	483,091
Taisho Pharmaceutical Holdings Co. Ltd.	10,900	795,176
Taiyo Nippon Sanso Corp.	109,000	767,387
Takashimaya Co. Ltd.	109,000	1,029,240
Takeda Pharmaceutical Co. Ltd.	294,300	13,831,249
Teijin Ltd.	327,000	747,080
Tobu Railway Co. Ltd.	218,000	1,023,896
Tokio Marine Holdings Inc.	261,600	7,782,462
Tokyo Tatemono Co. Ltd.	109,000	1,036,721
Tokyu Corp.	109,000	685,091
TonenGeneral Sekiyu K.K.	109,000	957,631
Toppan Printing Co. Ltd.	218,000	1,616,002
Toray Industries Inc.	218,000	1,447,134
Toshiba Corp.	1,526,000	6,464,009

Security	Shares	Value
Toyo Seikan Group Holdings Ltd.	54,500	$987,557
Toyoda Gosei Co. Ltd.	21,800	466,631
Toyota Industries Corp.	65,400	3,042,830
Toyota Tsusho Corp.	76,300	1,823,240
Tsumura & Co.	21,800	542,515
Ube Industries Ltd.	327,000	679,747
United Urban Investment Corp.	872	1,307,337
West Japan Railway Co.	65,400	2,710,010
Yamada Denki Co. Ltd.	348,800	1,210,719
Yamaguchi Financial Group Inc.	109,000	1,005,726
Yamaha Corp.	32,700	490,251
Yokohama Rubber Co. Ltd. (The)	48,000	434,887

		491,276,031
NETHERLANDS — 1.81%
AEGON NV	670,241	5,863,299
Akzo Nobel NV	89,598	6,453,392
Corio NV	25,179	1,071,285
Delta Lloyd NV	69,215	1,781,392
ING Groep NV CVA[a]	717,438	9,520,213
Koninklijke Ahold NV	373,761	6,232,399
Koninklijke DSM NV	57,007	3,776,958
Koninklijke KPN NVa	602,988	2,254,892
Randstad Holding NV	23,435	1,489,305
Wolters Kluwer NV	113,469	3,133,822
Ziggo NV	36,079	1,568,373

		43,145,330
NEW ZEALAND — 0.12%
Auckland International Airport Ltd.	360,790	1,065,029
Contact Energy Ltd.	136,141	568,137
Telecom Corp. of New Zealand Ltd.	682,994	1,298,073

		2,931,239
NORWAY — 1.40%
Aker Solutions ASA	61,367	936,640
DNB ASA	363,624	6,133,870
Gjensidige Forsikring ASA	76,627	1,465,595
Orkla ASA	286,343	2,219,360
Seadrill Ltd.	138,975	4,973,691
Statoil ASA	416,053	9,829,560
Telenor ASA	254,842	5,275,318
Yara International ASA	66,926	2,755,886

		33,589,920
PORTUGAL — 0.16%
Energias de Portugal SA	748,394	2,811,762

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2014

Security	Shares	Value
Portugal Telecom SGPS SA Registered[c]	235,549	$1,037,127

		3,848,889
SINGAPORE — 1.43%
Ascendas REIT	777,546	1,295,707
CapitaCommercial Trust	763,000	847,645
CapitaMall Trust Management Ltd.	872,800	1,276,902
ComfortDelGro Corp. Ltd.	436,000	660,038
DBS Group Holdings Ltd.	654,000	8,426,991
Golden Agri-Resources Ltd.	2,616,000	1,064,247
Hutchison Port Holdings Trust[c]	1,962,000	1,304,730
Keppel Corp. Ltd.	545,000	4,434,361
Keppel Land Ltd.	218,000	538,945
Noble Group Ltd.	872,000	648,099
Olam International Ltd.[c]	545,000	631,044
Oversea-Chinese Banking Corp. Ltd.	327,000	2,379,205
Singapore Press Holdings Ltd.[c]	354,000	1,105,038
Singapore Telecommunications Ltd.	1,526,000	4,214,348
United Overseas Bank Ltd.	234,000	3,661,399
UOL Group Ltd.	218,000	1,001,142
Yangzijiang Shipbuilding	763,000	686,473

		34,176,314
SPAIN — 3.02%
Actividades de Construcciones y Servicios SA	54,528	1,917,760
Amadeus IT Holding SA Class A	50,576	2,002,137
Banco Bilbao Vizcaya Argentaria SA	759,621	9,076,070
Banco de Sabadell SA	640,375	1,893,826
Banco Popular Espanol SAa	530,503	3,652,884
Banco Santander SA	2,120,377	18,328,980
CaixaBank SA	655,543	4,022,349
Enagas SA	63,923	1,749,929
Ferrovial SA	153,036	2,941,901
Gas Natural SDG SA	132,762	3,286,210
Iberdrola SA	1,753,592	10,823,722
Iberdrola SA New	48,710	300,654
Mapfre SA	403,409	1,666,325
Red Electrica Corporacion SA	35,696	2,498,836
Repsol SA	323,479	7,581,638
Zardoya Otis SA	26,814	450,192

		72,193,413

Security	Shares	Value
SWEDEN — 2.74%
Boliden AB	101,588	$1,546,431
Husqvarna AB Class B	152,273	884,394
Industrivarden AB Class C	27,904	505,974
Investment AB Kinnevik Class B	84,475	3,319,020
Millicom International Cellular SA SDR	24,852	2,422,104
Nordea Bank AB	1,129,785	15,135,826
Scania AB Class B	79,243	1,624,517
Securitas AB Class B	118,265	1,230,309
Skandinaviska Enskilda Banken AB Class A	563,966	7,288,430
Skanska AB Class B	143,880	2,839,708
Svenska Cellulosa AB Class B	109,000	3,105,389
Svenska Handelsbanken AB Class A	184,973	8,804,740
Swedbank AB Class A	336,156	8,796,481
Tele2 AB Class B	120,663	1,330,828
TeliaSonera AB	885,298	6,573,941

		65,408,092
SWITZERLAND — 4.70%
Aryzta AG	21,037	1,657,362
Baloise Holding AG Registered	17,767	2,128,548
Nestle SA Registered	420,304	30,537,187
Novartis AG Registered	427,825	33,917,998
Pargesa Holding SA Bearer	10,464	843,452
Schindler Holding AG Participation Certificates	6,322	917,952
Schindler Holding AG Registered	2,180	320,868
Swiss Life Holding AG Registered[a]	12,099	2,613,112
Swiss Prime Site AG Registered	13,843	1,077,603
Swiss Re AGa	131,127	11,351,357
Swisscom AG Registered	8,829	4,861,726
Transocean Ltd.	134,615	5,866,785
Zurich Insurance Group AGa	55,481	16,130,014

		112,223,964
UNITED KINGDOM — 26.52%
3i Group PLC	137,558	844,144
Admiral Group PLC	70,523	1,674,770
Anglo American PLC	519,167	12,252,313
Antofagasta PLC	147,477	2,061,366
AstraZeneca PLC	466,411	29,576,300
Aviva PLC	1,101,990	8,059,242
BAE Systems PLC	1,208,047	8,519,202

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2014

Security	Shares	Value
Barclays PLC	5,692,198	$25,491,950
BHP Billiton PLC	786,653	23,212,673
BP PLC	7,017,202	55,124,977
British Land Co. PLC	353,160	3,810,332
BT Group PLC	1,033,865	6,512,672
Carnival PLC	68,888	2,831,482
Centrica PLC	1,253,609	6,411,479
Coca-Cola HBC AG	48,396	1,282,922
Direct Line Insurance Group PLC	407,987	1,775,501
GlaxoSmithKline PLC	1,824,551	46,897,458
Glencore Xstrata PLC[a]	2,571,092	13,627,114
Hammerson PLC	273,168	2,359,169
HSBC Holdings PLC	6,947,551	71,590,572
ICAP PLC	207,536	1,318,255
Imperial Tobacco Group PLC	360,899	13,185,047
Intu Properties PLC	256,477	1,330,277
Investec PLC	217,237	1,399,511
J Sainsbury PLC	463,032	2,624,586
Kingfisher PLC	886,170	5,382,767
Land Securities Group PLC	293,319	4,960,348
Legal & General Group PLC	2,212,591	7,828,918
Marks & Spencer Group PLC	603,206	4,668,215
National Grid PLC	1,392,584	18,057,389
Old Mutual PLC	1,833,489	5,197,853
Persimmon PLC	37,823	816,164
Resolution Ltd.	537,806	3,081,127
Rexam PLC	190,096	1,540,198
Rio Tinto PLC	473,496	25,239,850
Royal Dutch Shell PLC Class A	1,427,355	49,343,626
Royal Dutch Shell PLC Class B	930,642	34,030,569
RSA Insurance Group PLC	1,363,590	2,173,762
SEGRO PLC	284,708	1,577,302
Severn Trent PLC	44,472	1,262,221
SSE PLC	360,572	7,745,048
Standard Chartered PLC	902,629	18,394,480
Standard Life PLC	891,075	5,353,983
Tesco PLC	3,009,054	15,842,045
TUI Travel PLC	175,054	1,223,844
United Utilities Group PLC	258,766	3,044,926
Vodafone Group PLC	18,051,926	67,211,588
William Hill PLC	109,436	597,830
Wm Morrison Supermarkets PLC	816,410	3,218,808
Wolseley PLC	33,541	1,809,136

		633,375,311

TOTAL COMMON STOCKS
(Cost: $2,115,026,341)		2,358,565,973

Security	Shares	Value
PREFERRED STOCKS — 0.87%

GERMANY — 0.87%
Bayerische Motoren Werke AG	19,402	$1,559,670
Porsche Automobil Holding SE	56,571	5,539,333
Volkswagen AG	53,955	13,682,713

		20,781,716

TOTAL PREFERRED STOCKS
(Cost: $17,180,903)		20,781,716

RIGHTS — 0.02%

AUSTRIA — 0.00%
Raiffeisen International Bank Holding AGa,c	18,203	—

		—
SPAIN — 0.02%
Actividades Construccion y Servicios SAa	54,528	31,031
Banco Popular Espanol SAa	530,503	29,332
Banco Santander SAa	2,120,377	426,056

		486,419

TOTAL RIGHTS
(Cost: $499,749)		486,419

SHORT-TERM INVESTMENTS — 0.23%

MONEY MARKET FUNDS — 0.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	4,883,477	4,883,477
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[e,f,g]	274,884	274,884
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	226,131	226,131

		5,384,492

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,384,492)		5,384,492

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

January 31, 2014

Value
TOTAL INVESTMENTS IN SECURITIES — 99.87%
(Cost: $2,138,091,485)	$2,385,218,600
Other Assets, Less Liabilities — 0.13%	3,074,208

NET ASSETS — 100.00%	$2,388,292,808

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2014

Security	Shares	Value
COMMON STOCKS — 99.42%

AUSTRALIA — 6.12%
Abacus Property Group	388,220	$758,737
Acrux Ltd.	358,713	726,107
Adelaide Brighton Ltd.	1,312,381	4,328,297
AET&D Holdings No. 1 Pty Ltd.[a,b]	169,200	2
Ainsworth Game Technology Ltd.	176,015	648,078
Ansell Ltd.	346,437	5,794,444
APN News & Media Ltd.[a]	1,703,073	698,388
Aquarius Platinum Ltd.[a]	1,194,928	792,357
Aquila Resources Ltd.[a]	346,108	733,809
ARB Corp. Ltd.	102,977	991,017
Ardent Leisure Group	669,515	1,147,858
Aristocrat Leisure Ltd.	652,407	2,589,974
Arrium Ltd.	2,791,236	3,786,974
Astro Japan Property Trust	340,515	1,158,687
Atlas Iron Ltd.	1,599,927	1,409,895
Aurora Oil and Gas Ltd.[a,c]	672,805	1,602,571
Austin Engineering Ltd.	140,154	434,109
Australand Property Group	447,111	1,513,605
Australian Agricultural Co. Ltd.[a]	1,077,876	1,114,429
Automotive Holdings Group	312,879	1,023,701
Aveo Group	642,866	1,194,718
AWE Ltd.[a]	1,294,615	1,462,769
Beach Energy Ltd.	2,553,369	3,174,635
Beadell Resources Ltd.[a,c]	1,520,638	961,898
BlueScope Steel Ltd.[a]	1,021,360	4,812,137
Bradken Ltd.	340,623	1,485,968
Breville Group Ltd.	125,678	892,584
Buru Energy Ltd.[a,c]	318,472	509,886
BWP Trust	805,721	1,560,641
Cabcharge Australia Ltd.	182,414	609,568
Cardno Ltd.	231,749	1,294,086
carsales.com Ltd.	319,459	2,514,126
Challenger Diversified Property Group	287,875	627,927
Challenger Ltd.	918,076	4,806,127
Charter Hall Retail REIT	562,977	1,758,487
Commonwealth Property Office Fund	3,322,571	3,565,700
Credit Corp. Group Ltd.	81,592	673,448
Cromwell Group	2,349,718	1,957,873
CSR Ltd.	714,588	1,820,556

Security	Shares	Value
Cudeco Ltd.[a,c]	259,581	$330,667
David Jones Ltd.	1,153,909	3,010,288
Decmil Group Ltd.	319,460	543,521
Domino’s Pizza Enterprises Ltd.	81,592	1,156,821
Downer EDI Ltd.	810,518	3,486,382
Drillsearch Energy Ltd.[a,c]	810,985	1,022,459
DUET Group	2,484,409	4,530,381
DuluxGroup Ltd.	540,218	2,521,670
Energy Resources of Australia Ltd.[a,c]	714,277	785,240
Energy World Corp. Ltd.[a,c]	1,866,217	594,320
Envestra Ltd.	2,071,797	2,060,713
Evolution Mining Ltd.	1,026,809	573,370
Fairfax Media Ltd.	3,078,453	1,799,586
FlexiGroup Ltd.	272,083	961,439
G.U.D Holdings Ltd.	159,565	872,912
G8 Education Ltd.	384,272	1,089,651
Goodman Fielder Ltd.	2,989,294	1,773,548
GrainCorp Ltd. Class A	398,419	2,641,916
Grange Resources Ltd.	1,974,719	465,194
GWA Group Ltd.	337,554	883,547
Hills Ltd.	497,521	759,652
Horizon Oil Ltd.[a,c]	2,720,501	795,168
iiNET Ltd.	282,405	1,660,725
Independence Group NL	407,724	1,173,939
Investa Office Fund	1,382,838	3,740,230
Invocare Ltd.	184,240	1,687,868
IOOF Holdings Ltd.	527,716	4,056,407
Iress Ltd.	148,708	1,165,134
JB Hi-Fi Ltd.	235,235	3,694,365
Kagara Ltd.[a,b,c]	901,138	8
Karoon Gas Australia Ltd.[a]	372,428	1,043,068
Lynas Corp. Ltd.[a,c]	4,129,279	1,026,797
M2 Group Ltd.	261,555	1,412,600
MACA Ltd.	254,317	565,823
Macquarie Atlas Roads Group	555,681	1,367,225
Magellan Financial Group Ltd.	171,080	1,683,735
Maverick Drilling & Exploration Ltd.[a,c]	687,939	252,095
McMillan Shakespeare Ltd.	83,566	864,728
Medusa Mining Ltd.[a]	440,531	749,508
Mermaid Marine Australia Ltd.	247,079	631,639
Mesoblast Ltd.[a,c]	275,044	1,411,058
Metals X Ltd.[a]	2,834,664	482,283
Mineral Deposits Ltd.[a,c]	257,607	501,219

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2014

Security	Shares	Value
Mineral Resources Ltd.	162,855	$1,602,786
Monadelphous Group Ltd.[c]	119,098	1,660,530
Mount Gibson Iron Ltd.	1,538,749	1,409,686
Myer Holdings Ltd.	1,046,220	2,309,452
Navitas Ltd.	250,040	1,474,761
Northern Star Resources Ltd.	933,702	716,896
NRW Holdings Ltd.	550,500	600,389
Nufarm Ltd.	239,326	810,190
OM Holdings Ltd.[a]	989,303	517,900
OZ Minerals Ltd.	476,063	1,462,084
Pacific Brands Ltd.	2,357,299	1,264,897
Paladin Energy Ltd.[a]	84,224	37,110
PanAust Ltd.	914,128	1,304,038
Papillon Resources Ltd.[a]	686,952	704,255
Perpetual Ltd.	57,575	2,363,016
Platinum Asset Management Ltd.	222,733	1,319,531
Premier Investments Ltd.	148,050	985,595
Primary Health Care Ltd.	860,182	3,722,523
Programmed Maintenance Services Ltd.	328,013	881,469
Qube Logistics Holdings Ltd.	461,258	837,091
Recall Holdings Ltd.[a]	549,586	2,153,017
Red Fork Energy Ltd.[a]	874,482	167,857
Regis Resources Ltd.	630,035	1,484,205
Reject Shop Ltd. (The)[c]	64,813	633,353
Resolute Mining Ltd.[a]	1,458,786	693,671
Roc Oil Co. Ltd.[a,c]	2,670,625	1,071,855
SAI Global Ltd.	405,421	1,326,487
Sandfire Resources NLa,c	155,617	788,857
Senex Energy Ltd.[a]	1,685,796	970,766
Seven West Media Ltd.	1,122,548	2,144,936
Sigma Pharmaceuticals Ltd.	3,405,958	1,768,160
Silex Systems Ltd.[a]	286,682	517,769
Silver Lake Resources Ltd.[a]	9,212	4,903
Sims Metal Management Ltd.[a]	253,330	2,294,295
Sirius Resources NLa,c	354,662	677,679
Sirtex Medical Ltd.	104,293	1,283,038
Skilled Group Ltd.	389,963	969,692
SMS Management & Technology Ltd.	175,028	616,956
Southern Cross Media Group Ltd.	832,699	1,140,652
Spark Infrastructure Group	2,181,324	3,121,256
St Barbara Ltd.[a,c]	12,831	3,526

Security	Shares	Value
Starpharma Holdings Ltd.[a]	533,967	$372,709
Steadfast Group Ltd.[a]	1,368,640	1,940,475
STW Communications Group Ltd.	1,160,818	1,468,580
Sundance Energy Australia Ltd.[a]	909,685	809,574
Super Retail Group Ltd.	197,729	1,847,673
Tassal Group Ltd.	666,281	1,918,389
Ten Network Holdings Ltd.[a]	3,043,579	942,710
Tiger Resources Ltd.[a]	2,345,770	767,507
TPG Telecom Ltd.	453,116	2,134,856
Transfield Services Ltd.	10,199	7,074
Transpacific Industries Group Ltd.[a]	2,456,643	2,389,914
UGL Ltd.	382,627	2,340,232
UXC Ltd.	590,555	546,175
Virtus Health Ltd.[a]	165,487	1,199,859
Western Areas NLc	357,726	833,349
Western Desert Resources Ltd.[a]	608,650	355,802
Whitehaven Coal Ltd.[a]	1,106,756	1,733,332
Wotif.com Holdings Ltd.	220,101	468,573

		200,658,984
AUSTRIA — 0.88%
Austria Technologie & Systemtechnik AG	27,744	303,429
CA Immobilien Anlagen AGa	101,990	1,774,249
conwert Immobilien Invest SE	284,585	3,688,483
EVN AG	44,593	694,570
Kapsch TrafficCom AGc	4,465	246,872
Lenzing AG	13,348	807,410
Oesterreichische Post AG	105,286	4,855,125
RHI AG	87,514	2,868,404
S IMMO AG	525,494	3,741,699
Schoeller-Bleckmann Oilfield Equipment AG	27,819	2,905,937
Wienerberger AG	271,882	4,308,097
Zumtobel AG	115,308	2,526,853

		28,721,128
BELGIUM — 1.24%
Ackermans & van Haaren NV	76,657	8,291,775
Agfa-Gevaert NVa	482,314	1,424,430
Barco NV	35,866	2,719,683
Bekaert NV	61,523	2,119,803
Cofinimmo SA	37,835	4,404,764

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2014

Security	Shares	Value
Compagnie Maritime Belge SA	37,689	$1,075,976
Econocom Group SAc	96,397	1,020,470
Elia System Operator SA	71,064	3,272,231
Euronav SAa	55,930	729,354
EVS Broadcast Equipment SA	26,174	1,568,950
Galapagos NVa,c	72,882	1,764,217
Intervest Offices & Warehouses	49,679	1,323,144
KBC Ancora SCA[a]	53,627	2,038,664
Nyrstar NVc	332,948	1,279,642
RHJ International SAa,c	222,404	1,103,717
SA D’Ieteren NV	33,887	1,624,576
Tessenderlo Chemie NV	103,306	2,692,927
ThromboGenics NVa,c	58,891	1,486,695
Viohalco SAa	141,470	715,423

		40,656,441
DENMARK — 2.50%
ALK-Abello A/S	28,481	3,721,526
Alm. Brand A/Sa	143,936	676,348
Amagerbanken A/Sa,b	130,550	—
Auriga Industries A/S Class Ba	35,563	1,118,344
Bang & Olufsen A/S Class Ba	153,796	1,570,439
Bavarian Nordic A/Sa	72,882	1,264,501
Christian Hansen Holding A/S	143,115	5,527,353
D/S Norden A/S	54,463	2,543,441
FLSmidth & Co. A/Sc	93,765	4,995,694
Genmab A/Sa	69,592	2,761,972
GN Store Nord A/S	352,030	8,347,205
IC Companys A/S	17,108	471,516
Jyske Bank A/S Registered[a]	90,643	4,634,414
NKT Holding A/S	65,644	3,817,760
Pandora A/S	156,275	8,944,687
Rockwool International A/S Class B	9,870	1,789,145
Royal Unibrew A/S	21,568	2,724,674
Schouw & Co. A/S	29,135	1,279,525
SimCorp A/S	130,613	4,780,122
Solar Holdings A/S Class B	13,677	884,915
Sydbank A/Sa	146,234	3,718,519
Topdanmark A/Sa	124,434	3,287,865
United International Enterprises Ltd.	5,593	1,111,898
Vestas Wind Systems A/Sa	367,164	12,076,999

		82,048,862

Security	Shares	Value
FINLAND — 1.41%
Amer Sports OYJ Class A	260,897	$5,390,078
Cargotec Corp. OYJ Class B	42,441	1,509,256
Caverion Corp.[a]	262,871	2,559,452
Citycon OYJ	1,097,873	3,745,759
HKScan OYJ Class A	52,491	262,619
Huhtamaki OYJ	227,365	5,644,748
Kemira OYJ	81,765	1,140,132
Kesko OYJ Class B	64,813	2,392,236
Konecranes OYJ	111,860	3,944,697
Metsa Board OYJ Class B	182,924	727,713
Outokumpu OYJ[a,c]	23,359	13,618
Outotec OYJ[c]	371,441	3,791,865
Poyry OYJ[a]	56,768	320,763
Ramirent OYJ	97,881	1,160,258
Rautaruukki OYJ	101,990	1,208,965
Sponda OYJ	222,404	1,076,724
Stockmann OYJ Abp Class B	36,044	546,830
Technopolis OYJ	205,748	1,259,675
Tieto OYJ	156,933	3,445,370
Uponor OYJ	175,028	2,804,085
YIT OYJ	262,871	3,307,436

		46,252,279
FRANCE — 3.57%
Air France-KLM[a]	219,772	2,528,660
ALTEN	20,069	905,157
Altran Technologies SAa	350,385	3,202,685
Aperam[a]	88,011	1,582,695
Beneteau SAa	162,040	2,473,636
BOURBON SA	110,255	3,044,314
Club Mediterranee SAa	92,120	2,156,606
Compagnie Plastic Omnium SA	76,986	1,993,853
Derichebourg[a]	394,240	1,360,499
Eiffage SA	51,653	3,001,854
Etablissements Maurel et Prom	187,530	3,033,459
Euler Hermes SA	17,108	2,099,461
Eurofins Scientific SE	21,056	5,360,991
Faurecia[a]	62,688	2,474,002
GameLoft SAa,c	105,280	961,173
Groupe Steria SCA	95,410	1,929,978
Haulotte Group[a]	141,957	2,100,055
Havas SA	801,444	6,286,942
Ingenico SAc	81,604	7,008,900
Ipsen SA	25,662	1,077,127
Ipsos SA	46,060	1,976,164

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2014

Security	Shares	Value
Jacquet Metal Service SA	103,145	$1,884,754
M6-Metropole Television	48,034	1,041,926
Medica SA	45,731	1,310,499
Montupet	12,173	646,622
MPI	236,355	927,524
Neopost SA	51,653	4,381,405
Nexans SA	79,788	3,746,029
Nexity	72,553	2,900,018
Orco Property Group[a]	224,049	531,769
Orpea SA	94,094	5,159,368
Parrot SAa	21,223	583,281
PSA Peugeot Citroen SAa,c	391,510	6,016,229
Rubis SCA	48,650	3,161,272
Saft Groupe SA	91,301	3,196,299
SEB SA	56,921	4,461,340
Sechilienne-Sidec	80,120	1,955,630
Societe Television Francaise 1	176,344	3,257,980
Soitec SAa,c	329,845	653,875
Technicolor SA Registered[a]	699,783	3,475,620
Teleperformance SA	136,216	7,972,326
Ubisoft Entertainment SAa	123,704	1,729,935
Vicat SA	8,554	598,692
Virbac SA	3,619	808,683

		116,959,287
GERMANY — 6.00%
Aareal Bank AGa	70,077	2,583,695
ADVA Optical Networking SEa	152,809	787,190
AIXTRON SEa	195,240	2,980,454
Alstria Office REIT AG	93,765	1,216,798
Aurubis AG	84,224	4,879,410
Balda AGc	132,989	672,534
Bechtle AG	15,793	1,165,195
Bertrandt AG	18,283	2,720,740
Bilfinger Berger SE	99,029	11,419,484
Borussia Dortmund GmbH & Co. KGaA	221,417	1,092,249
CANCOM SE	20,398	911,194
Carl Zeiss Meditec AG Bearer	45,073	1,321,123
CENTROTEC Sustainable AG	28,477	733,299
Colonia Real Estate AGa,c	92,120	543,500
CTS Eventim AG	31,255	1,597,023
Delticom AG	4,794	208,333
Deutsche EuroShop AG	48,363	2,043,015
DEUTZ AGa	318,580	3,168,456
Dialog Semiconductor PLC[a,c]	98,211	1,912,469

Security	Shares	Value
DMG MORI SEIKI AG	164,171	$5,311,215
Draegerwerk AG & Co. KGaA	5,452	552,893
Drillisch AG	74,025	2,276,542
Duerr AG	39,480	3,329,145
ElringKlinger AG	104,957	3,883,852
Freenet AG	246,883	7,535,965
GAGFAH SA(a)	208,608	2,998,854
Gerresheimer AG	76,986	5,175,402
Gerry Weber International AG	29,610	1,317,709
Gesco AG	7,567	751,050
Heidelberger Druckmaschinen AGa,c	507,057	2,086,933
Indus Holding AG	23,359	925,966
KION Group AGa	36,519	1,671,960
Kloeckner & Co. SEa	214,646	3,207,227
Kontron AG	245,238	1,702,856
Krones AG	10,199	815,742
KUKA AG	88,197	4,227,655
KWS Saat AGc	2,961	995,869
LEG Immobilien AG	40,467	2,409,072
LEONI AG	85,211	6,616,594
LPKF Laser & Electronics AG	37,506	988,308
MLP AG	193,931	1,487,297
MorphoSys AGa	59,549	5,216,601
MTU Aero Engines Holding AG	114,492	10,167,123
Nordex SEa	104,622	1,397,477
NORMA Group SE	51,324	2,775,095
PATRIZIA Immobilien AGa	73,795	769,161
Pfeiffer Vacuum Technology AG	13,489	1,602,591
Prime Office AGa	143,360	550,985
QSC AG	265,302	1,445,403
R Stahl AG	7,426	370,480
Rational AG	2,632	810,324
Rheinmetall AG	88,501	5,677,984
Rhoen Klinikum AG	192,465	5,675,033
SAF-Holland SAa	71,065	1,127,496
Salzgitter AG	51,324	2,273,647
SGL Carbon SE	83,237	3,109,305
Software AG	139,825	5,196,743
Stada Arzneimittel AG	124,362	5,935,201
Stroer Out-Of-Home Media AGa,c	41,968	736,313
Symrise AG	245,105	11,167,174
TAG Immobilien AG	164,171	1,989,215
Tom Tailor Holding AGa,c	26,649	546,610

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2014

Security	Shares	Value
TUI AGa	212,863	$3,631,264
Vossloh AG	25,333	2,408,138
Wacker Chemie AG	21,385	2,545,885
Wacker Neuson SE	24,675	415,943
Wincor Nixdorf AG	71,404	5,078,434
Wirecard AG	243,131	10,646,082
XING AG	10,716	1,219,670

		196,709,644
GREECE — 0.00%
Bank of Cyprus PLC[a,b]	2,140,177	29

		29
HONG KONG — 2.86%
Bonjour Holdings Ltd.	2,632,000	518,617
Brightoil Petroleum (Holdings) Ltd.[a,c]	4,277,512	1,156,859
Cafe de Coral Holdings Ltd.[c]	1,974,000	6,050,536
Champion REIT	7,254,000	3,082,913
Chow Sang Sang Holdings International Ltd.[c]	329,000	883,429
Citic Telecom International Holdings Ltd.	2,303,000	694,032
CK Life Sciences International (Holdings) Inc.	8,932,000	874,243
CSI Properties Ltd.	16,450,000	614,375
CST Mining Group Ltd.[a]	42,112,000	330,830
Dah Sing Banking Group Ltd.	394,800	572,513
Dickson Concepts International Ltd.	1,151,500	652,509
Emperor Watch & Jewellery Ltd.[c]	6,580,000	432,181
Esprit Holdings Ltd.[a,c]	3,497,600	6,594,486
FIH Mobile Ltd.[a]	3,619,000	1,803,721
G-Resources Group Ltd.[a]	43,430,400	1,107,462
Giordano International Ltd.	3,290,000	2,364,285
Great Eagle Holdings Ltd.	329,000	1,078,334
Hilong Holding Ltd.[c]	987,000	755,046
HKR International Ltd.	1,316,000	606,748
Hong Kong Television Network Ltd.[a]	1,316,000	493,195
Hutchison Telecommunications Hong Kong Holdings Ltd.[c]	4,606,000	1,690,591
I.T Ltd.	658,000	166,941
IRC Ltd.[a]	2,632,000	240,666
Johnson Electric Holdings Ltd.	4,770,500	4,263,763

Security	Shares	Value
K. Wah International Holdings Ltd.	2,303,000	$1,797,365
Lai Sun Development Co. Ltd.[a]	44,415,665	1,115,425
Luk Fook Holdings International Ltd.[c]	658,000	2,131,246
Macau Legend Development Ltd.[a,c]	2,303,000	2,209,632
Man Wah Holdings Ltd.[c]	470,400	860,251
Melco International Development Ltd.[c]	1,645,000	5,984,861
Midland Holdings Ltd.[c]	1,974,000	905,038
Mongolia Energy Corp. Ltd.[a]	9,870,000	310,154
Neo-Neon Holdings Ltd.[a]	1,410,500	306,994
Newocean Energy Holdings Ltd.[c]	1,974,000	1,682,964
Orient Overseas International Ltd.	164,500	686,405
Pacific Basin Shipping Ltd.	4,277,000	2,643,932
Pacific Textile Holdings Ltd.	658,000	933,850
Pico Far East Holdings Ltd.	1,316,000	377,947
Playmates Toys Ltd.[a]	1,316,000	625,391
Prosperity REIT	4,277,000	1,222,818
Sa Sa International Holdings Ltd.[c]	1,316,000	1,259,257
Samson Holding Ltd.	2,492,000	359,448
Shun Tak Holdings Ltd.	2,632,000	1,525,345
Singamas Container Holdings Ltd.	2,632,000	596,579
SITC International Holdings Co. Ltd.	1,645,000	730,895
SmarTone Telecommunications Holding Ltd.[c]	658,000	724,539
SPT Energy Group Inc.[c]	1,316,000	899,954
Stella International Holdings Ltd.[c]	658,000	1,549,073
Techtronic Industries Co. Ltd.	2,796,500	7,221,026
Television Broadcasts Ltd.	518,500	3,241,960
Texwinca Holdings Ltd.[c]	1,316,000	1,262,647
Trinity Ltd.[c]	1,316,000	377,947
Value Partners Group Ltd.	987,000	641,916
VST Holdings Ltd.	2,262,000	588,456
VTech Holdings Ltd.[c]	329,600	3,985,864
Wing Hang Bank Ltd.	329,000	4,686,199
Xinyi Glass Holdings Co. Ltd.[c]	3,290,000	2,677,828
Xinyi Solar Holdings Ltd.[a]	3,010,000	631,864

		93,783,345

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2014

Security	Shares	Value
IRELAND — 0.95%
C&C Group PLC	759,340	$4,300,835
FBD Holdings PLC	153,796	3,691,749
Glanbia PLC	264,644	3,847,229
Kingspan Group PLC	160,881	3,073,184
Paddy Power PLC	92,778	7,325,530
Smurfit Kappa Group PLC	382,298	8,970,537

		31,209,064
ISRAEL — 1.15%
Africa Israel Investments Ltd.[a]	84,553	188,542
Africa Israel Properties Ltd.[a]	41,454	646,232
Airport City Ltd.[a]	124,854	1,151,931
AL-ROV (Israel) Ltd.[a]	16,488	604,179
Alony Hetz Properties & Investments Ltd.	120,414	772,683
Alrov Properties and Lodgings Ltd.[a]	17,955	510,537
Amot Investments Ltd.	202,807	601,439
Babylon Ltd.	37,968	87,209
Bayside Land Corp. Ltd.	1,974	530,620
Cellcom Israel Ltd.	72,380	905,881
Clal Insurance Enterprises Holdings Ltd.	12,502	226,679
Delek Automotive Systems Ltd.	32,096	331,591
Discount Investment Corp. Ltd. Registered[a]	131,271	976,963
Electra (Israel) Ltd.	4,794	673,263
EZchip Semiconductor Ltd.[a]	43,135	1,052,399
Frutarom	108,733	2,372,087
Gazit Globe Ltd.	93,107	1,160,796
Given Imaging Ltd.[a]	29,281	870,844
Hadera Paper Ltd.[a]	11,374	564,758
Harel Insurance Investments & Financial Services Ltd.	121,730	684,308
Israel Discount Bank Ltd. Class Aa	589,897	1,016,954
Ituran Location and Control Ltd.	75,514	1,655,328
Jerusalem Economy Ltd.	39,340	338,934
Jerusalem Oil Exploration Ltd.[a]	47,226	1,887,474
Kamada Ltd.[a]	56,259	855,775
Koor Industries Ltd.[a]	11,442	234,112
MATRIX IT Ltd.	155,112	815,567
Melisron Ltd.	51,831	1,354,526
Menorah Mivtachim Holdings Ltd.	46,569	543,552

Security	Shares	Value
Migdal Insurance & Financial Holdings Ltd.	116,256	$188,795
Naphtha Israel Petroleum Corp. Ltd.[a]	237,343	1,614,015
Nitsba Holdings (1995) Ltd.[a]	55,300	818,881
Norstar Holdings Inc.	30,780	824,233
Oil Refineries Ltd.[a]	1,399,034	399,792
Ormat Industries Ltd.	76,172	501,553
Osem Investment Ltd.	63,999	1,425,816
Partner Communications Co. Ltd.[a]	116,795	1,008,569
Paz Oil Co. Ltd.	5,922	877,096
Plasson Industries Ltd.	21,897	789,322
Property & Building Corp. Ltd.	8,743	575,929
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.[c]	42,778	2,491,049
Shikun & Binui Ltd.	327,684	765,037
Shufersal Ltd.	193,595	733,048
Strauss Group Ltd.	56,108	990,704
Tower Semiconductor Ltd.[a]	1	2

		37,619,004
ITALY — 3.52%
A2A SpA	2,094,414	2,260,950
Arnoldo Mondadori Editore SpA[a]	1,072,869	1,941,630
Azimut Holding SpA	301,035	8,720,039
Banca Carige SpA[a,c]	1,331,792	713,546
Banca Generali SpA	101,661	3,114,798
Banca Piccolo Credito Valtellinese Scrl[a]	889,485	1,439,418
Banca Popolare dell’Emilia Romagna SCa	575,421	5,443,529
Banca Popolare di Milano Scrl[a,c]	5,059,832	3,065,771
Banca Popolare di Sondrio Scrl	464,626	2,594,006
Banco Popolare Scrl[a,c]	3,105,102	5,334,730
Beni Stabili SpA	2,916,657	2,163,292
Buzzi Unicem SpA	247,541	4,523,281
CIR SpA[a]	1,963,252	2,835,520
Danieli & C. Officine Meccaniche SpA RNC	183,730	4,155,089
Davide Campari-Milano SpA	742,553	5,928,111
De’Longhi SpA	54,943	903,940
DiaSorin SpA[c]	44,744	2,009,307
EI Towers SpA	22,201	1,085,295

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2014

Security	Shares	Value
ERG SpA	193,266	$2,661,021
Gruppo Editoriale L’Espresso SpA[a]	1,117,284	2,454,437
GTECH SpA	100,674	3,068,266
Hera SpA	1,740,240	4,020,071
Immsi SpA[a]	935,676	624,216
Interpump Group SpA	127,323	1,648,334
Italcementi SpA RNC	315,840	1,618,519
Juventus Football Club SpA[a]	3,045,266	919,900
Marr SpA	223,529	3,532,878
Mediaset SpA[a]	1,301,524	6,631,035
Mediolanum SpA	400,064	3,450,144
Piaggio & C. SpA	179,782	550,350
Recordati SpA	359,597	5,630,092
Reply SpA	26,320	2,007,177
Salvatore Ferragamo SpA	64,155	1,988,143
Saras SpA[a,c]	508,634	618,699
Societa Cattolica di Assicurazioni Scrl	177,757	4,482,657
Sogefi SpA	175,845	948,543
Sorin SpA[a]	609,966	1,786,622
Tod’s SpA[c]	18,424	2,516,869
Unipol Gruppo Finanziario SpA	508,963	2,915,667
Yoox SpA[a]	81,921	3,103,231

		115,409,123
JAPAN — 27.01%
77 Bank Ltd. (The)	658,000	3,051,762
Access Co. Ltd.[a,c]	164,500	1,095,215
Accordia Golf Co. Ltd.	197,400	2,607,225
Achilles Corp.	658,000	935,530
Adastria Holdings Co. Ltd.	48,740	1,290,366
Adeka Corp.	197,400	2,206,560
Aderans Co. Ltd.	32,900	356,146
Advance Residence Investment Corp.	2,303	4,904,757
Adways Inc.[a,c]	32,900	870,688
AEON Delight Co. Ltd.	32,900	668,420
Ai Holdings Corp.	197,400	2,680,777
Aida Engineering Ltd.	131,600	1,487,815
AIFUL Corp.[a,c]	592,200	2,282,047
Airport Facilities Co. Ltd.	98,700	782,942
Akebono Brake Industry Co. Ltd.	131,600	624,547
Alpha Systems Inc.	38,900	512,640
Alps Electric Co. Ltd.[a]	361,900	4,840,237

Security	Shares	Value
Anritsu Corp.	329,000	$3,667,922
Aoyama Trading Co. Ltd.	98,700	2,570,449
Arcs Co. Ltd.	32,900	618,417
Asahi Diamond Industrial Co. Ltd.	131,600	1,420,715
Asahi Holdings Inc.	65,800	1,243,287
Atsugi Co. Ltd.	658,000	748,424
Autobacs Seven Co. Ltd.	131,600	2,144,621
Avex Group Holdings Inc.	65,800	1,516,203
Awa Bank Ltd. (The)	987,000	4,829,269
Azbil Corp.	197,600	4,714,034
Bank of Iwate Ltd. (The)	32,900	1,475,879
Bank of Nagoya Ltd. (The)	658,000	2,180,752
Benefit One Inc.	98,700	901,980
Broadleaf Co. Ltd.	65,800	1,078,117
Calsonic Kansei Corp.	329,000	1,664,598
Canon Marketing Japan Inc.	131,600	1,704,600
Capcom Co. Ltd.	131,600	2,603,999
Century Tokyo Leasing Corp.	98,700	2,922,724
COMSYS Holdings Corp.	329,000	4,848,625
Cosmo Oil Co. Ltd.[a]	987,000	1,858,156
CROOZ Inc.	32,900	1,424,263
CyberAgent Inc.	98,700	4,838,947
Daiei Inc. (The)[a]	321,950	943,894
Daifuku Co. Ltd.	329,000	3,974,388
Daihen Corp.	658,000	2,961,435
Daiichikosho Co. Ltd.	65,800	2,061,391
Daikokutenbussan Co. Ltd.	35,900	999,012
Daikyo Inc.	658,000	1,625,886
Dainippon Screen Manufacturing Co. Ltd.[a]	329,000	1,580,723
Daio Paper Corp.	329,000	2,864,657
Daiseki Co. Ltd.	65,800	1,227,157
Daishi Bank Ltd. (The)	1,645,000	5,968,034
Daiwa House REIT Investment Corp.	329	2,777,556
Daiwa Office Investment Corp.	658	3,145,315
Daiwabo Holdings Co. Ltd.	658,000	1,303,290
Daiwahouse Residential Investment Corp.	658	2,758,200
DCM Holdings Co. Ltd.	197,400	1,337,485
Denki Kagaku Kogyo K.K.	658,000	2,574,320
DIC Corp.	1,316,000	3,819,542
Digital Garage Inc.	65,800	1,782,023
DISCO Corp.	65,800	4,651,841

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2014

Security	Shares	Value
DMG Mori Seiki Co Ltd.	263,600	$4,696,389
Dowa Holdings Co. Ltd.	329,000	3,022,729
Dr. Ci:Labo Co. Ltd.[c]	65,800	2,009,776
Duskin Co. Ltd.	263,200	5,071,216
Ebara Corp.	987,000	6,426,121
EDION Corp.	263,600	1,486,199
Euglena Co. Ltd.[a,c]	131,600	1,597,498
Exedy Corp.	131,600	4,193,754
Frontier Real Estate Investment Corp.	658	3,400,167
Fudo Tetra Corp.[a]	380,700	630,860
Fuji Machine Manufacturing Co. Ltd.	329,000	2,948,532
Fuji Oil Co. Ltd.	197,400	656,161
Fuji Oil Co. Ltd. New	164,500	2,450,120
Fuji Soft Inc.	98,700	2,316,888
Fujikura Ltd.	987,000	4,655,067
Fujimi Inc.	32,900	409,052
Funai Electric Co. Ltd.	65,800	814,233
Furukawa Electric Co. Ltd.	1,316,000	3,277,580
Fuso Pharmaceutical Industries Ltd.	329,000	1,119,410
Futaba Industrial Co. Ltd.[a]	197,400	760,682
Gakken Holdings Co. Ltd.	329,000	971,015
Global One Real Estate Investment Corp. Ltd.	658	4,574,418
Glory Ltd.	197,600	4,954,289
GLP J-Reit	3,619	3,772,120
GMO Internet Inc.	230,300	2,858,850
GNI Group Ltd.[a,c]	329,000	1,648,468
GS Yuasa Corp.	658,000	3,464,686
Gulliver International Co. Ltd.	230,300	1,666,533
Gunze Ltd.	329,000	864,559
H.I.S. Co. Ltd.	65,800	3,619,532
H2O Retailing Corp.	329,000	2,719,488
Hanwa Co. Ltd.	987,000	5,158,317
Haseko Corp.[a,c]	594,400	4,516,939
Heiwa Corp.	65,800	1,178,767
Heiwa Real Estate Co. Ltd.	164,500	2,582,385
Heiwa Real Estate REIT Inc.	1,645	1,319,420
Higo Bank Ltd. (The)	987,000	5,226,063
Hitachi Zosen Corp.	494,600	3,608,201
Hogy Medical Co. Ltd.	65,800	3,425,974
Hokkoku Bank Ltd. (The)	1,316,000	4,426,023
Honeys Co. Ltd.	69,090	618,514

Security	Shares	Value
HORIBA Ltd.	65,800	$2,413,022
Hoshizaki Electric Co. Ltd.	65,800	2,367,858
Hosiden Corp.	263,400	1,335,273
House Foods Group Inc.	197,400	2,980,791
Hyakugo Bank Ltd. (The)	987,000	4,035,682
Hyakujushi Bank Ltd. (The)	1,316,000	4,348,600
Ichigo Group Holdings Co. Ltd.	197,400	592,287
Iino Kaiun Kaisha Ltd.	296,100	1,649,113
Inabata & Co. Ltd.	197,400	2,227,851
Internet Initiative Japan Inc.	65,800	1,634,919
Iriso Electronics Co. Ltd.	32,900	1,527,494
Iseki & Co. Ltd.	658,000	1,864,608
Ishihara Sangyo Kaisha Ltd.[a]	987,000	1,161,347
IT Holdings Corp.	230,600	3,855,204
ITO EN Ltd.	98,700	2,145,589
IwaiCosmo Holdings Inc.	65,800	871,656
Izumi Co. Ltd.	131,600	4,032,456
J Trust Co. Ltd.	131,600	1,415,553
JAFCO Co. Ltd.	65,800	3,613,080
Japan Airport Terminal Co. Ltd.	165,000	3,368,437
Japan Digital Laboratory Co. Ltd.	197,400	2,971,113
Japan Excellent Inc.	3,290	3,942,129
Japan Hotel REIT Investment Corp.	4,935	2,395,279
Japan Logistics Fund Inc.	3,290	7,332,618
Japan Rental Housing Investments Inc.	1,974	1,238,770
Japan Securities Finance Co. Ltd.	394,800	2,756,264
Juki Corp.[a,c]	658,000	1,309,742
Juroku Bank Ltd. (The)	987,000	3,474,364
JVC Kenwood Corp.	427,780	817,935
K’s Holdings Corp.	98,760	2,657,228
kabu.com Securities Co. Ltd.	263,200	1,481,363
Kagome Co. Ltd.	230,300	3,832,123
Kagoshima Bank Ltd. (The)	658,000	3,993,744
Kaken Pharmaceutical Co. Ltd.	329,000	5,297,034
Kanematsu Corp.	1,645,000	2,871,108
Kasumi Co. Ltd.	164,500	1,093,602
Kawasaki Kisen Kaisha Ltd.	1,316,000	3,135,638
Kayaba Industry Co. Ltd.	329,000	1,648,468
Keihin Corp.	164,600	2,485,503
Keiyo Bank Ltd. (The)	987,000	4,335,696
Kenedix Inc.[a]	493,500	2,017,841

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2014

Security	Shares	Value
Kenedix Realty Investment Corp.	658	$3,296,936
Kenedix Residential Investment Corp.	658	1,388,455
Kewpie Corp.	361,900	5,195,093
Kitz Corp.	592,200	2,804,654
Kiyo Bank Ltd. (The)[a]	296,600	3,908,716
Koa Corp.	65,800	734,230
Kobayashi Pharmaceutical Co. Ltd.	131,600	7,200,353
Komeri Co. Ltd.	131,600	3,149,832
Konaka Co. Ltd.	65,800	547,769
Konishi Co. Ltd.	32,900	625,515
Kumagai Gumi Co. Ltd.[a]	329,000	851,655
Kyodo Printing Co. Ltd.	370,000	1,037,604
KYORIN Holdings Inc.	164,500	3,724,376
Leopalace21 Corp.[a]	427,700	2,273,015
Lintec Corp.	65,800	1,218,124
Lion Corp.	329,000	1,732,343
Macnica Inc.	32,900	980,693
Macromill Inc.	130,000	989,165
Maeda Kosen Co. Ltd.	65,800	805,201
Maruha Nichiro Holdings Inc.	1,646,000	2,743,737
Marusan Securities Co. Ltd.	296,100	2,711,746
Matsui Securities Co. Ltd.	197,400	2,291,725
Matsuya Co. Ltd.[a]	98,700	990,049
Medinet Co. Ltd.[a]	1,645	671,001
MEGMILK SNOW BRAND Co. Ltd.	65,800	823,911
Meidensha Corp.	329,000	1,342,001
Meitec Corp.	165,100	4,453,499
MID REIT Inc.	987	2,263,659
Minebea Co. Ltd.	658,000	5,038,957
Ministop Co. Ltd.	65,800	1,060,697
Misumi Group Inc.	230,300	6,704,522
Mitsubishi Steel Manufacturing Co. Ltd.	987,000	2,487,219
Mitsui Engineering & Shipbuilding Co. Ltd.	1,316,000	2,619,483
Mitsui Mining & Smelting Co. Ltd.	987,000	2,671,099
Mitsumi Electric Co. Ltd.[a]	164,500	1,193,607
Mizuno Corp.[c]	658,000	3,335,647
Monex Group Inc.	380,670	1,646,080
Mori Hills REIT Investment Corp.	1,645	2,192,043

Security	Shares	Value
MORI TRUST Sogo REIT Inc.[c]	658	$5,361,553
MOS Food Services Inc.	32,900	689,711
Moshi Moshi Hotline Inc.	98,700	1,044,245
Musashino Bank Ltd. (The)	131,600	4,290,533
Nagase & Co. Ltd.	329,000	3,922,773
NanoCarrier Co. Ltd.[a,c]	658	1,376,842
Nanto Bank Ltd. (The)	658,000	2,329,146
Net One Systems Co. Ltd.[c]	230,300	1,440,716
Next Co. Ltd.	98,700	987,145
Nichi-Iko Pharmaceutical Co. Ltd.[c]	192,200	2,881,539
Nichicon Corp.	164,500	1,430,715
Nichirei Corp.	329,000	1,512,977
Nifco Inc.	164,500	4,345,374
Nihon Kohden Corp.	131,800	5,208,158
Nihon Parkerizing Co. Ltd.	329,000	7,190,675
Nihon Unisys Ltd.	296,100	3,057,247
Nippon Accommodations Fund Inc.	329	2,290,435
Nippon Carbon Co. Ltd.	658,000	1,219,415
Nippon Chemi-Con Corp.[a]	329,000	1,103,280
Nippon Coke & Engineering Co. Ltd.	921,200	1,255,545
Nippon Denko Co. Ltd.	329,000	961,337
Nippon Kayaku Co. Ltd.	658,000	8,852,047
Nippon Konpo Unyu Soko Co. Ltd.	263,200	4,743,458
Nippon Light Metal Holdings Co. Ltd.	1,645,000	2,371,084
Nippon Paper Industries Co. Ltd.[c]	164,500	3,004,986
Nippon Seiki Co. Ltd.	329,000	6,232,564
Nippon Sharyo Ltd.	658,000	3,316,292
Nippon Sheet Glass Co. Ltd.[a]	1,645,000	2,177,526
Nippon Shinyaku Co. Ltd.	329,000	6,477,737
Nippon Shokubai Co. Ltd.	329,000	3,493,720
Nippon Suisan Kaisha Ltd.[a]	954,100	1,973,968
Nippon Yakin Kogyo Co. Ltd.[a]	329,000	967,789
Nishimatsuya Chain Co. Ltd.	263,600	2,098,771
Nishio Rent All Co. Ltd.	65,800	1,769,764
Nissan Chemical Industries Ltd.	197,400	2,870,463
Nisshin OilliO Group Ltd. (The)	658,000	2,180,752
Nisshin Steel Holdings Co. Ltd.	164,500	1,774,281
Nisshinbo Holdings Inc.	329,000	2,919,498
Nitto Boseki Co. Ltd.	658,000	2,916,272

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2014

Security	Shares	Value
Noevir Holdings Co. Ltd.	32,900	$608,094
Nomura Co. Ltd.	98,700	848,751
Nomura Real Estate Master Fund Inc.	2,632	2,792,395
North Pacific Bank Ltd.	592,200	2,351,728
NSD Co. Ltd.	263,600	3,644,418
NTN Corp.[a]	987,000	4,345,374
OBIC Co. Ltd.	131,600	4,103,427
Ogaki Kyoritsu Bank Ltd. (The)	987,000	2,787,233
Okasan Securities Group Inc.	329,000	3,122,734
Oki Electric Industry Co. Ltd.[a]	1,645,000	3,806,638
Okinawa Electric Power Co. Inc. (The)	65,800	2,077,521
Okuma Corp.	332,000	3,261,891
OncoTherapy Science Inc.[a,c]	329,000	725,842
Onoken Co. Ltd.[c]	98,700	1,205,866
Orient Corp.[a]	954,100	2,179,784
ORIX JREIT Inc.	4,935	6,580,968
OSG Corp.	230,300	4,326,664
Otsuka Kagu Ltd.	65,800	645,193
Pacific Metals Co. Ltd.	329,000	1,174,251
Penta-Ocean Construction Co. Ltd.	493,500	1,800,088
Pigeon Corp.	65,800	3,042,085
Pioneer Corp.[a,c]	527,600	1,148,475
Premier Investment Corp.	658	2,567,868
Press Kogyo Co. Ltd.	329,000	1,416,198
Prima Meat Packers Ltd.	329,000	603,255
Pronexus Inc.	131,600	847,783
Proto Corp.	106,700	1,495,066
Raito Kogyo Co. Ltd.	131,600	901,980
Rengo Co. Ltd.	329,000	1,758,151
ReproCELL Inc.[a,c]	65,800	898,754
Resorttrust Inc.	263,200	4,580,870
Ringer Hut Co. Ltd.	98,700	1,447,813
Riso Kagaku Corp.	32,900	659,710
Rohto Pharmaceutical Co. Ltd.	329,000	5,313,164
Roland Corp.	197,400	2,659,485
Ryohin Keikaku Co. Ltd.	65,800	6,109,977
Ryosan Co. Ltd.	65,800	1,385,229
S Foods Inc.	16,000	169,907
Saizeriya Co. Ltd.	164,500	1,950,096
San-in Godo Bank Ltd. (The)	658,000	4,619,581
Sanix Inc.[a,c]	65,800	569,705
Sanken Electric Co. Ltd.[a]	329,000	2,300,113
Sankyu Inc.	987,000	3,755,023

Security	Shares	Value
Sanoh Industrial Co. Ltd.	98,700	$694,873
Sanshin Electronics Co. Ltd.	131,600	940,691
Sanwa Holdings Corp.	987,000	6,968,084
Sanyo Shokai Ltd.	329,000	887,140
Sanyo Special Steel Co. Ltd.	329,000	1,483,944
Sapporo Holdings Ltd.	658,000	2,522,704
Sato Holdings Corp.	32,900	736,488
Sawada Holdings Co. Ltd.	65,800	790,361
Sawai Pharmaceutical Co. Ltd.	65,800	3,955,033
SCSK Corp.	69,280	1,936,729
Seiko Epson Corp.	263,200	6,970,664
Seino Holdings Co. Ltd.	658,000	6,309,987
Senshu Ikeda Holdings Inc.	493,580	2,221,437
Seria Co. Ltd.	32,900	1,367,809
Shiga Bank Ltd. (The)	987,000	4,877,658
Shima Seiki Manufacturing Ltd.	98,700	1,634,596
Shimachu Co. Ltd.	197,800	4,449,215
Shinko Electric Industries Co. Ltd.	164,500	1,290,386
Shinko Plantech Co. Ltd.	230,600	1,734,277
Ship Healthcare Holdings Inc.	65,800	2,542,060
Showa Corp.	131,600	1,771,700
Sinanen Co. Ltd.	329,000	1,335,549
Sinfonia Technology Co. Ltd.[c]	658,000	1,064,568
SKY Perfect JSAT Holdings Inc.	460,600	2,389,149
Skymark Airlines Inc.[c]	164,500	600,029
SMS Co. Ltd.	32,900	687,776
Sodick Co. Ltd.	197,400	859,397
Sotetsu Holdings Inc.	1,316,000	4,774,428
Square Enix Holdings Co. Ltd.[c]	98,700	2,801,750
Star Micronics Co. Ltd.	197,600	2,301,797
Start Today Co. Ltd.	98,700	2,216,238
Sugi Holdings Co. Ltd.	65,800	2,648,517
Sumitomo Bakelite Co. Ltd.	658,000	2,490,445
Sumitomo Forestry Co. Ltd.	427,700	4,692,811
Sumitomo Osaka Cement Co. Ltd.	987,000	3,745,345
Sumitomo Warehouse Co. Ltd. (The)	658,000	3,555,013
Sun Corp.[c]	65,800	712,938
Sundrug Co. Ltd.	65,800	2,790,459
Systena Corp.	131,600	967,789
Tadano Ltd.	329,000	4,706,682
Taiyo Yuden Co. Ltd.	197,500	2,436,192
Takara Holdings Inc.	329,000	2,706,584
Takiron Co. Ltd.	28,000	120,528

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2014

Security	Shares	Value
Tekken Corp.[a]	329,000	$922,626
Toagosei Co. Ltd.	987,000	4,122,783
TOC Co. Ltd.	460,600	3,396,296
Toda Corp.	987,000	3,329,195
Toho Holdings Co. Ltd.	131,600	2,349,793
Toho Zinc Co. Ltd.	658,000	2,354,954
Tohokushinsha Film Corp.	65,800	616,159
Tokai Carbon Co. Ltd.	658,000	2,142,040
Tokai Rika Co. Ltd.	98,700	1,847,510
Tokai Tokyo Financial Holdings Inc.	625,100	5,596,081
Tokuyama Corp.	658,000	2,690,454
Tokyo Broadcasting System Holdings Inc.	65,800	798,104
Tokyo Dome Corp.	329,000	1,987,194
Tokyo Ohka Kogyo Co. Ltd.	65,800	1,329,097
Tokyo Seimitsu Co. Ltd.	131,600	2,606,579
Tokyo Steel Manufacturing Co. Ltd.[a]	197,400	1,021,986
Tokyo Tomin Bank Ltd. (The)	131,600	1,336,840
Tokyu Construction Co. Ltd.[a,c]	271,840	1,194,140
TOKYU REIT Inc.	3,290	3,977,614
TOMONY Holdings Inc.	230,300	919,077
Tomy Co. Ltd.	361,900	1,646,532
Topcon Corp.	197,400	2,771,749
Topre Corp.	65,800	863,268
Toshiba Machine Co. Ltd.	329,000	1,803,314
Tosoh Corp.	987,000	4,296,985
Toyo Construction Co. Ltd.	263,200	954,886
Toyo Corp.	65,800	678,098
Toyo Kanetsu K.K.	329,000	919,400
Toyobo Co. Ltd.	1,316,000	2,374,310
TPR Co. Ltd.	98,700	1,695,567
TS Tech Co. Ltd.	131,600	4,935,726
TSI Holdings Co. Ltd.	164,500	990,371
Tsukuba Bank Ltd. (The)	329,000	1,180,703
UACJ Corp.	339,944	1,343,310
ULVAC Inc.[a]	131,600	2,188,494
Unipres Corp.	65,800	1,195,542
UNITED Inc.[c]	32,900	791,007
Universal Entertainment Corp.	32,900	607,772
UNY Co. Ltd.	394,800	2,392,375
USEN Corp.[a]	375,060	1,305,548
Ushio Inc.	197,400	2,398,182
Valor Co. Ltd.	65,800	883,914
ValueCommerce Co. Ltd.	65,800	768,425

Security	Shares	Value
VT Holdings Co. Ltd.	65,800	$1,120,700
Wacoal Holdings Corp.	329,000	3,422,748
Wacom Co. Ltd.[c]	361,900	2,331,405
Xebio Co. Ltd.	131,600	2,650,453
Yahagi Construction Co. Ltd.	131,600	1,232,318
YAMABIKO Corp.	32,900	1,162,960
Yodogawa Steel Works Ltd.	987,000	4,306,663
Yokohama Reito Co. Ltd.	131,600	1,036,180
Yondoshi Holdings Inc.	32,900	523,574
Yoshinoya Holdings Co. Ltd.	394,800	5,667,375
Yumeshin Holdings Co. Ltd.[c]	65,800	588,416
Zenkoku Hosho Co. Ltd.	32,900	1,561,367
Zensho Holdings Co. Ltd.[c]	197,400	2,225,916
Zeon Corp.	658,000	6,490,641

		885,043,609
NETHERLANDS — 1.91%
Aalberts Industries NV	261,241	8,175,044
Arcadis NV	151,011	5,398,654
ASM International NV	80,449	2,695,965
BinckBank NV	171,557	1,913,291
Corbion NV	148,281	3,108,447
Eurocommercial Properties NV	39,334	1,617,838
Koninklijke BAM Groep NV	472,522	2,432,905
Koninklijke Wessanen NV	460,600	2,141,077
Nutreco NV	159,236	7,111,041
PostNL NVa	748,804	4,203,797
Royal Imtech NVa,c	799,887	2,287,897
SBM Offshore NVa	349,884	6,747,258
SNS REAAL NVa,b,c	291,555	4
Tetragon Financial Group Ltd.	131,600	1,381,800
TKH Group NV	47,883	1,646,602
TomTom NVa,c	124,362	863,698
USG People NV	199,846	3,139,703
VastNed Retail NV	72,553	3,473,369
Wereldhave NV	53,805	4,092,314

		62,430,704
NEW ZEALAND — 1.08%
Argosy Property Ltd.	852,110	627,121
Chorus Ltd.	599,438	678,714
Fisher & Paykel Healthcare Corp. Ltd.	1,411,081	4,621,908
Freightways Ltd.	1,223,222	4,600,156
Infratil Ltd.	653,394	1,162,551
Kathmandu Holdings Ltd.	306,957	784,475
Kiwi Income Property Trust	4,825,624	4,312,509

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2014

Security	Shares	Value
Mainfreight Ltd.	486,920	$5,158,735
Sky Network Television Ltd.	507,976	2,374,572
SKYCITY Entertainment Group Ltd.	1,057,077	3,308,506
Synlait Milk Ltd.[a]	335,580	1,004,181
Trade Me Group Ltd.	572,131	1,892,488
Xero Ltd.[a,c]	120,414	4,040,496
Z Energy Ltd.	251,356	741,987

		35,308,399
NORWAY — 2.11%
Aker ASA Class A	14,147	421,728
Algeta ASA[a]	51,324	2,935,947
Atea ASA	44,415	409,566
Austevoll Seafood ASA	174,847	1,006,314
BW Offshore Ltd.	607,992	666,981
BWG Homes ASA[a]	132,587	223,446
Cermaq ASA[c]	137,193	1,395,978
Deep Sea Supply PLC[a]	139,925	231,364
Det norske oljeselskap ASA[a,c]	80,778	816,160
DNO International ASA[a]	1,285,074	4,163,887
Electromagnetic GeoServices ASa,c	267,636	295,730
Fred Olsen Energy ASA	80,605	2,905,227
Golden Ocean Group Ltd.	431,158	891,141
Hoegh LNG Holdings Ltd.[a]	50,337	384,145
Kvaerner ASA	348,411	664,722
Leroey Seafood Group ASA	26,503	798,493
Marine Harvest ASA	558,507	6,406,658
Nordic Semiconductor ASA[a]	153,314	728,819
Norwegian Air Shuttle ASa,c	40,467	1,311,852
Norwegian Property ASA	1,123,322	1,294,819
Opera Software ASA	173,712	2,355,838
Petroleum Geo-Services ASA	338,978	3,495,008
Polarcus Ltd.[a,c]	1,038,324	647,121
Prosafe SE	444,479	2,948,942
REC Silicon ASA[a]	3,129,777	1,355,461
Schibsted ASA	126,336	7,367,550
Sevan Drilling ASa	426,816	290,436
SpareBank 1 SMN	528,045	4,932,254
Stolt-Nielsen Ltd.	118,769	3,493,345
Storebrand ASA[a]	800,128	4,746,258
TGS-NOPEC Geophysical Co. ASA	217,140	5,596,152
Tomra Systems ASA	462,935	3,956,080

		69,137,422

Security	Shares	Value
PORTUGAL — 0.55%
Banco Comercial Portugues SA Registered[a]	21,512,981	$4,815,882
Mota-Engil SGPS SA	385,357	2,431,552
Portucel SA	1,123,864	4,668,009
Redes Energeticas Nacionais SAc	650,762	2,207,127
Semapa—Sociedade de Investimento e Gestao SGPS SAc	282,611	3,773,040

		17,895,610
SINGAPORE — 2.48%
ARA Asset Management Ltd.[c]	680,600	905,195
Ascendas India Trust	2,303,000	1,234,200
Asian Pay Television Trust	1,974,000	1,181,435
Biosensors International Group Ltd.[c]	2,632,000	1,781,161
Boustead Singapore Ltd.	987,000	1,277,957
Cambridge Industrial Trust	4,277,000	2,308,817
CapitaRetail China Trust	1,039,380	1,073,370
CDL Hospitality Trusts	2,303,000	2,891,813
COSCO Corp. (Singapore) Ltd.[c]	1,645,000	900,876
CSE Global Ltd.	1,316,000	648,631
Ezion Holdings Ltd.	1,516,400	2,669,301
Ezra Holdings Ltd.[a,c]	1,976,000	1,491,817
First REIT	1,645,000	1,338,445
Frasers Centrepoint Trust	987,000	1,312,705
Frasers Commercial Trust	1,645,000	1,608,708
GMG Global Ltd.	9,212,000	699,080
Hi-P International Ltd.	658,000	275,411
Hong Leong Asia Ltd.	658,000	671,796
Hyflux Ltd.[c]	987,500	888,456
Indofood Agri Resources Ltd.	850,000	512,048
K-Green Trust	987,000	776,041
KrisEnergy Ltd.[a,c]	987,000	513,499
Lippo Malls Indonesia Retail Trust[c]	3,612,000	1,158,598
M1 Ltd.[c]	658,000	1,729,682
Mapletree Greater China Commercial Trust	2,961,000	1,887,979
Mapletree Industrial Trust	3,619,960	3,710,020
Mapletree Logistics Trust	3,290,000	2,586,802
Midas Holdings Ltd.[c]	2,632,000	947,207
Neptune Orient Lines Ltd.[a,c]	987,000	779,901
OSIM International Ltd.[c]	658,000	1,220,044

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2014

Security	Shares	Value
OUE Ltd.[c]	329,000	$612,596
Perennial China Retail Trust[c]	2,961,000	1,250,931
Raffles Education Corp. Ltd.[a,c]	2,632,397	566,350
Raffles Medical Group Ltd.	329,000	772,180
Rowsley Ltd.[a,c]	2,632,000	586,857
SATS Ltd.	658,000	1,611,281
Singapore Post Ltd.	6,909,000	7,216,019
SMRT Corp. Ltd.[c]	2,961,000	2,652,437
Soilbuild Business Space REIT	2,961,000	1,737,404
Stamford Land Corp. Ltd.	1,974,000	895,728
Suntec REIT[c]	6,909,000	8,702,464
Super Group Ltd.[c]	329,000	957,503
Swiber Holdings Ltd.[c]	2,303,000	1,144,113
Tat Hong Holdings Ltd.[c]	658,000	422,125
Tiger Airways Holdings Ltd.[a,c]	2,303,000	765,745
Transpac Industrial Holdings Ltd.	658,000	882,859
Vard Holdings Ltd.[a,c]	987,000	633,187
Venture Corp. Ltd.	658,000	3,809,419
Wing Tai Holdings Ltd.	1,830,900	2,478,061
Yanlord Land Group Ltd.	1,316,000	1,153,122
Ying Li International Real Estate Ltd.[a,c]	2,632,000	751,588
Yoma Strategic Holdings Ltd.[c]	1,316,000	751,588

		81,334,552
SPAIN — 2.27%
Abengoa SA	342,818	1,372,128
Acciona SAc	37,835	2,512,853
Acerinox SAc	107,912	1,403,004
Almirall SA	144,465	2,306,649
Bankinter SA	1,135,050	8,502,884
Bolsas y Mercados Espanoles	88,326	3,456,036
Construcciones y Auxiliar de Ferrocarriles SA	6,909	3,493,925
Deoleo SAa	1,141,959	762,295
Ebro Foods SA	220,779	4,891,730
FAES FARMA SAc	637,467	2,269,493
FAES FARMA SA New	9,380	33,394
Fomento de Construcciones y Contratas SAa	75,012	2,010,505
Gamesa Corporacion Tecnologica SAa	511,595	5,622,780
Indra Sistemas SAc	125,020	2,214,505
Jazztel PLC[a]	516,201	6,349,338
Liberbank SAa	899,157	961,559

Security	Shares	Value
Mediaset Espana Comunicacion SAa	269,780	$3,327,788
NH Hoteles SAa	212,672	1,337,917
Obrascon Huarte Lain SA	96,236	4,065,979
Papeles y Cartones de Europa SA	345,820	1,823,451
Prosegur Compania de Seguridad SA	198,387	1,193,206
Tecnicas Reunidas SAc	63,670	3,351,202
Tubacex SAc	606,066	2,312,989
Tubos Reunidos SA	665,600	1,575,279
Viscofan SA	103,641	5,489,974
Zeltia SAa,c	521,204	1,890,720

		74,531,583
SWEDEN — 3.82%
AarhusKarlshamn AB	24,675	1,510,007
Active Biotech ABa,c	84,882	447,348
AF AB Class B	33,229	1,076,128
Arcam ABa	19,740	854,891
Axfood AB	15,792	757,491
Axis Communications ABc	62,030	2,003,169
B & B Tools AB Class B	46,718	927,766
Betsson AB	34,216	966,967
Billerud AB	181,937	2,183,122
BioGaia AB Class B	23,030	795,084
Castellum AB	479,682	7,664,712
CDON Group ABa,c	121,908	510,262
Concentric AB	89,985	951,920
D. CARNEGIE & Co. ABa,b	13	—
Eniro ABa	180,950	1,353,075
Fabege AB	449,414	5,708,468
Fastighets AB Balder Class Ba	76,657	816,783
Gunnebo AB	94,449	526,624
Hakon Invest ABa	172,396	5,317,093
Hexpol AB	69,424	4,952,646
HiQ International AB	113,010	668,096
Holmen AB Class B	98,042	3,392,275
Hufvudstaden AB Class A	77,817	1,044,304
Industrial & Financial Systems Class B	25,136	614,366
Intrum Justitia AB	227,997	6,443,348
JM AB	188,660	5,054,988
Kungsleden AB	431,407	3,136,930
Lindab International ABa	203,465	2,065,358
Loomis AB Class B	234,381	5,549,640

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2014

Security	Shares	Value
Lundbergforetagen AB	27,819	$1,145,278
Meda AB Class A	452,704	5,515,130
Modern Times Group MTG AB Class B	84,882	3,835,522
NCC AB Class B	203,465	6,505,335
Net Entertainment AB	55,300	1,260,812
Nibe Industrier AB Class B	254,317	5,582,682
Nobia AB	387,562	3,004,609
Orexo ABa,c	24,675	653,984
Oriflame Cosmetics SA SDR[c]	87,024	2,403,523
Peab AB	495,218	3,078,186
Proffice AB Class B	130,061	474,849
Ratos AB Class B	184,898	1,707,416
Saab AB Class B	74,354	1,930,919
SAS ABa,c	482,972	1,335,400
SSAB AB Class Ac	177,002	1,414,134
SSAB AB Class Bc	164,500	1,165,236
Swedish Orphan Biovitrum ABa	239,841	2,736,874
Trelleborg AB Class B	537,320	10,736,222
Unibet Group PLC SDR	28,952	1,410,847
Wallenstam AB Class B	63,826	976,958
Wihlborgs Fastigheter AB	50,995	932,854

		125,099,631
SWITZERLAND — 4.48%
AFG Arbonia-Forster Holding AG Registered[a]	34,728	1,223,236
Allreal Holding AG Registered[a]	19,270	2,683,097
AMS AG	14,147	1,741,722
Ascom Holding AG Registered[a]	106,759	2,033,449
Autoneum Holding AGa	10,716	1,857,685
Basilea Pharmaceutica AG Registered[a]	21,239	2,933,803
BKW AG	13,160	415,587
Bossard Holding AG Bearer	4,606	1,111,258
Bucher Industries AG Registered	19,082	5,604,607
Burckhardt Compression Holding AG	10,859	4,901,028
Clariant AG Registered[a]	417,172	7,890,638
Dufry AG Registered[a,c]	33,558	5,272,791
Flughafen Zurich AG Registered	10,857	6,389,644
Forbo Holding AG Registered[a]	3,949	3,231,059
Galenica Holding AG Registered	9,212	8,798,520

Security	Shares	Value
GAM Holding AG	323,407	$5,445,765
Gategroup Holding AGa	71,237	2,123,777
Georg Fischer AG Registered[a]	10,199	7,010,299
Helvetia Holding AG Registered	10,528	5,085,850
Huber & Suhner AG Registered	12,573	673,318
Inficon Holding AG Registered[a]	2,632	973,577
Kaba Holding AG Class B Registered	12,502	5,721,944
Komax Holding AG Registered[a]	8,883	1,394,758
Kudelski SA Bearer	91,301	1,396,256
Kuoni Reisen Holding AG Class B Registered[a]	9,212	4,170,397
Logitech International SA Registered	308,391	4,869,421
Meyer Burger Technology AGa,c	136,206	2,067,943
Micronas Semiconductor Holding AG Registered[a]	65,800	529,655
Mobilezone Holding AG Bearer	173,383	1,849,368
Mobimo Holding AG Registered[a]	10,857	2,266,945
Nobel Biocare Holding AG Registered[a]	203,980	3,119,442
OC Oerlikon Corp. AG Registered[a]	183,401	2,895,859
Orascom Development Holding AGa,c	38,676	642,714
Panalpina Welttransport Holding AG Registered	31,588	5,231,822
PSP Swiss Property AG Registered[a]	93,436	8,057,585
Rieter Holding AG Registered[a]	10,716	2,386,592
Schweiter Technologies AG Bearer	679	524,816
Schweizerische National-Versicherungs-Gesellschaft AG Registered	10,387	685,853
Straumann Holding AG Registered	10,857	2,168,643
Swisslog Holding AG Registered[a]	870,534	1,086,185
Swissquote Group Holding SA Registered	19,082	752,197
Tecan AG Registered	30,268	3,325,419
Temenos Group AG Registered[a]	149,190	4,200,679
U-Blox AGa	20,069	2,548,374

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2014

Security	Shares	Value
Valiant Holding AG Registered	26,978	$2,627,350
Valora Holding AG Registered	11,515	2,968,865
Vetropack Holding AG Bearer	329	653,532
Von Roll Holding AG Bearer[a]	213,659	441,166
Zehnder Group AG Bearer	14,993	674,615

		146,659,105
UNITED KINGDOM — 23.51%
Abcam PLC	257,936	2,204,306
Advanced Medical Solutions Group PLC	504,357	1,011,240
Afren PLC[a]	1,689,744	4,126,637
African Minerals Ltd.[a]	410,356	1,132,991
Alent PLC	556,726	2,870,203
Amerisur Resources PLC[a]	1,377,523	1,154,584
Amlin PLC	1,046,220	7,190,575
Anglo Pacific Group PLC	186,214	564,632
Anite PLC	438,886	658,175
Ashmore Group PLC	398,419	2,130,660
Ashtead Group PLC	990,948	12,857,589
Asia Resource Minerals PLC[a]	82,908	325,650
ASOS PLC[a]	120,743	12,426,006
Avanti Communications Group PLC[a,c]	163,513	598,586
AVEVA Group PLC	142,494	5,034,909
AZ Electronic Materials SA	523,200	3,404,159
Balfour Beatty PLC	929,425	4,457,139
Barratt Developments PLC	1,595,322	9,926,257
BBA Aviation PLC	1,123,206	5,696,550
Beazley PLC	453,033	1,902,292
Bellway PLC	261,884	6,688,312
Berendsen PLC	526,071	7,997,286
Berkeley Group Holdings PLC (The)	181,427	7,713,561
Betfair Group PLC	100,513	1,744,386
Big Yellow Group PLC	151,340	1,288,368
Blinkx PLC[a,c]	706,715	1,480,850
Bodycote PLC	488,894	5,214,539
Booker Group PLC	2,347,744	5,972,804
Bovis Homes Group PLC	344,792	4,663,517
Bowleven PLC[a]	7,567	4,601
Brewin Dolphin Holdings PLC	319,130	1,601,744
Britvic PLC	494,560	5,632,598
BTG PLC[a]	704,718	6,862,151
Bwin.Party Digital Entertainment PLC[a]	1,024,318	1,927,511

Security	Shares	Value
Cable & Wireless Communications PLC	4,656,709	$4,090,566
Cairn Energy PLC[a]	1,010,829	3,581,649
Cape PLC	206,760	910,663
Capital & Counties Properties PLC	824,002	4,816,912
Carillion PLC	949,165	5,319,277
Catlin Group Ltd.	784,339	6,799,592
Centamin PLC[a]	1,686,125	1,222,039
Chemring Group PLC	471,457	1,869,244
Chime Communications PLC	145,252	828,936
Cineworld Group PLC	196,413	1,142,694
Clinigen Healthcare Ltd.[a]	57,246	553,196
Close Brothers Group PLC	375,389	8,180,533
COLT Group SAa	1,052,273	2,187,638
Computacenter PLC	158,286	1,679,172
Costain Group PLC	108,899	524,830
Crest Nicholson Holdings PLC[a]	205,954	1,238,819
CSR PLC	362,229	3,937,945
Daily Mail & General Trust PLC Class A NVS	611,325	9,660,019
Dairy Crest Group PLC	470,877	4,016,348
Dart Group PLC	253,330	1,063,737
Darty PLC	1,230,880	2,670,215
DCC PLC	183,917	8,357,446
De La Rue PLC	241,948	3,105,486
Debenhams PLC	2,539,384	3,090,367
Derwent London PLC	117,616	4,813,071
Devro PLC	513,569	2,613,102
Dialight PLC	49,350	620,853
Dignity PLC	57,701	1,417,689
Diploma PLC	156,275	1,784,970
Dixons Retail PLC[a]	6,724,887	4,824,205
Domino Printing Sciences PLC	135,877	1,777,524
Domino’s Pizza Group PLC	143,444	1,245,902
Drax Group PLC	681,756	9,103,510
DS Smith PLC	1,890,434	10,205,950
Dunelm Group PLC	123,375	1,870,467
Electrocomponents PLC	1,042,930	4,552,393
Elementis PLC	771,513	3,244,667
EnQuest PLC[a,c]	938,140	1,996,613
Enterprise Inns PLC[a]	1,037,802	2,745,977
Essentra PLC	522,476	7,122,612
esure Group PLC	339,857	1,522,575
Evraz PLC[a]	605,031	849,165
F&C Asset Management PLC	336,896	688,214

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2014

Security	Shares	Value
Faroe Petroleum PLC[a]	266,819	$486,739
Fenner PLC	231,287	1,562,247
Ferrexpo PLC	328,126	819,673
Fidessa Group PLC	55,450	2,107,821
FirstGroup PLC[a]	2,327,017	5,094,016
Galliford Try PLC	74,025	1,427,030
Gem Diamonds Ltd.[a]	242,606	632,954
Genus PLC	100,674	2,174,049
Go-Ahead Group PLC (The)	119,261	3,874,910
Grafton Group PLC Units	514,295	5,024,822
Grainger PLC	577,134	2,017,440
Great Portland Estates PLC	383,614	3,811,073
Greencore Group PLC	1,125,281	4,608,563
Greene King PLC	510,671	7,196,675
Greggs PLC	220,239	1,829,666
Gulf Keystone Petroleum Ltd.[a,c]	1,420,622	3,665,513
Halfords Group PLC	465,535	3,507,908
Halma PLC	799,831	7,867,177
Hays PLC	2,806,796	6,125,838
Henderson Group PLC	2,085,939	7,541,901
Heritage Oil PLC[a]	442,588	1,367,458
Highland Gold Mining Ltd.	241,317	251,836
Hikma Pharmaceuticals PLC	203,794	4,022,453
Hill & Smith Holdings PLC	105,280	938,647
Hiscox Ltd.[c]	895,912	9,393,827
Hochschild Mining PLC	354,004	888,681
Home Retail Group PLC	1,316,658	3,879,804
Homeserve PLC	618,520	3,330,076
Howden Joinery Group PLC	1,445,297	8,156,690
Hunting PLC	264,516	3,275,607
IG Group Holdings PLC	732,043	7,537,272
Imagination Technologies Group PLC[a,c]	352,688	999,853
Inchcape PLC	916,760	8,813,899
Informa PLC	1,275,862	10,840,537
Innovation Group PLC[a]	1,396,605	768,909
Intermediate Capital Group PLC	918,405	6,242,684
International Personal Finance PLC	550,746	4,208,825
Interserve PLC	474,157	4,753,446
ITE Group PLC	316,169	1,419,569
Jardine Lloyd Thompson Group PLC	247,212	4,298,449
JD Wetherspoon PLC	339,986	4,450,444
John Menzies PLC	44,415	500,008
John Wood Group PLC	621,195	6,564,407

Security	Shares	Value
Jupiter Fund Management PLC	278,663	$1,711,887
Kazakhmys PLC[c]	358,281	1,048,683
Kcom Group PLC	728,406	1,182,135
Keller Group PLC	80,276	1,562,047
Kier Group PLC	44,086	1,362,844
Ladbrokes PLC	1,809,315	4,445,411
Laird PLC	495,547	2,637,864
Lancashire Holdings Ltd.	233,394	2,892,128
LondonMetric Property PLC	925,477	2,095,904
Lonmin PLC[a]	812,630	4,101,373
Majestic Wine PLC	123,046	998,967
Man Group PLC	3,210,711	4,311,018
Marston’s PLC	1,830,695	4,512,984
Mears Group PLC	152,327	1,199,137
Michael Page International PLC	636,615	4,657,883
Micro Focus International PLC	325,006	4,005,984
Millennium & Copthorne Hotels PLC	128,310	1,193,530
Mitchells & Butlers PLC[a]	558,642	4,129,615
Mitie Group PLC	423,423	2,219,840
Mondi PLC	752,755	11,418,575
Moneysupermarket.com Group PLC	631,718	1,851,105
Monitise PLC[a]	1,929,585	2,108,833
Morgan Advanced Materials PLC	727,766	3,708,942
Morgan Sindall Group PLC	51,324	673,101
Mothercare PLC[a,c]	132,916	571,769
N Brown Group PLC	186,543	1,657,033
National Express Group PLC	819,725	3,929,716
Northgate PLC	151,669	1,395,859
Ocado Group PLC[a,c]	712,285	6,122,264
Ophir Energy PLC[a,c]	785,687	3,607,717
Optimal Payments PLC[a]	182,924	1,204,009
Oxford Instruments PLC	77,644	2,137,368
Pace PLC	622,182	3,653,482
Pan African Resources PLC	3,260,390	803,743
Paragon Group of Companies PLC	829,409	4,785,817
Pennon Group PLC	703,402	7,953,322
Petra Diamonds Ltd.[a]	719,541	1,630,709
Phoenix Group Holdings	113,834	1,374,106
Playtech Ltd.	352,467	3,994,011
Premier Farnell PLC	962,481	3,440,392
Premier Foods PLC[a]	358,384	843,723
Premier Oil PLC	965,944	4,311,598

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2014

Security	Shares	Value
Primary Health Properties PLC	258,923	$1,519,132
Provident Financial PLC	304,654	8,171,158
QinetiQ Group PLC	1,363,103	5,006,829
Quintain Estates and Development PLC[a]	809,340	1,323,459
Redrow PLC	761,635	4,068,055
Regus PLC	1,531,824	5,274,113
Renishaw PLC	54,614	1,691,889
Rentokil Initial PLC	3,705,936	7,339,078
Restaurant Group PLC (The)	691,558	6,955,632
Rightmove PLC	159,236	6,626,154
Rockhopper Exploration PLC[a]	444,891	981,577
Rotork PLC	115,150	4,659,170
RPC Group PLC	182,266	1,782,293
RPS Group PLC	242,473	1,360,453
Salamander Energy PLC[a]	429,345	749,708
Savills PLC	160,223	1,645,741
SDL PLC	296,758	1,775,253
Senior PLC	478,695	2,349,120
Shaftesbury PLC	722,596	7,398,440
Shanks Group PLC	593,845	1,136,987
SIG PLC	1,264,428	4,077,084
SOCO International PLC[a]	441,470	2,991,377
Spectris PLC	229,978	8,398,213
Speedy Hire PLC	931,399	987,307
Spirax-Sarco Engineering PLC	81,629	3,917,273
Spirent Communications PLC	1,244,364	1,945,865
Spirit Pub Co. PLC	1,111,033	1,524,649
Sports Direct International PLC[a]	311,234	3,498,643
St James’s Place PLC	560,945	7,098,516
St. Modwen Properties PLC	291,165	1,837,977
Stagecoach Group PLC	786,968	4,705,181
SuperGroup PLC[a]	49,763	1,261,912
Synergy Health PLC	99,687	2,111,777
Synthomer PLC	356,307	1,592,758
TalkTalk Telecom Group PLC	816,249	4,185,369
Taylor Wimpey PLC	6,230,327	11,488,418
Telecity Group PLC	339,528	3,989,681
Telecom plus PLC	80,605	2,520,910
Thomas Cook Group PLC[a]	2,727,739	8,064,743
Trinity Mirror PLC[a]	485,933	1,421,520
TT electronics PLC	259,051	880,212
Tullett Prebon PLC	593,893	3,240,431
UBM PLC	341,610	3,817,649
UDG Healthcare PLC	676,753	3,957,243
Ultra Electronics Holdings PLC	185,556	5,970,961

Security	Shares	Value
UNITE Group PLC	420,221	$2,830,129
Vectura Group PLC[a,c]	1,297,576	3,417,334
Vedanta Resources PLC	80,605	1,069,698
Vesuvius PLC	556,726	4,095,323
Victrex PLC	122,222	3,579,428
W.S. Atkins PLC	257,735	5,764,851
WH Smith PLC	314,548	5,391,726
Workspace Group PLC	136,535	1,218,429
Xchanging PLC	320,117	937,767
Xcite Energy Ltd.[a,c]	413,224	662,135

		770,304,704

TOTAL COMMON STOCKS
(Cost: $2,736,999,550)		3,257,772,509

PREFERRED STOCKS — 0.25%

AUSTRALIA — 0.06%
Gunns Ltd.[a,b]	4,914	—
Multiplex SITES Trust[a]	28,623	2,075,303

		2,075,303
GERMANY — 0.13%
Biotest AG	13,818	1,539,563
Draegerwerk AG & Co. KGaA[c]	6,580	801,274
Sartorius AG	13,160	1,747,185

		4,088,022
ITALY — 0.06%
Unipol Gruppo Finanziario SpA	390,523	1,991,752

		1,991,752

TOTAL PREFERRED STOCKS
(Cost: $6,672,268)		8,155,077

RIGHTS — 0.00%

GERMANY — 0.00%
Prime Office AGa,c	143,360	5,993

		5,993
PORTUGAL — 0.00%
Mota-Engil SGPS SAa,b	374,818	5

		5
UNITED KINGDOM — 0.00%
Cineworld Group PLC[a]	62,852	127,052

		127,052

TOTAL RIGHTS
(Cost: $0)		133,050

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

January 31, 2014

Security	Shares	Value
SHORT-TERM INVESTMENTS — 4.80%

MONEY MARKET FUNDS — 4.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	147,407,481	$147,407,481
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	8,297,366	8,297,366
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	1,438,783	1,438,783

		157,143,630

TOTAL SHORT-TERM INVESTMENTS
(Cost: $157,143,630)		157,143,630

TOTAL INVESTMENTS IN SECURITIES — 104.47%
(Cost: $2,900,815,448)		3,423,204,266
Other Assets, Less Liabilities — (4.47)%		(146,610,059)

NET ASSETS — 100.00%		$3,276,594,207

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2014

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF	iShares MSCI EAFE Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,283,316,237	$2,132,706,993	$2,743,671,818
Affiliated (Note 2)	11,540,426	5,384,492	157,143,630

Total cost of investments	$1,294,856,663	$2,138,091,485	$2,900,815,448

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,703,004,429	$2,379,834,108	$3,266,060,636
Affiliated (Note 2)	11,540,426	5,384,492	157,143,630

Total fair value of investments	1,714,544,855	2,385,218,600	3,423,204,266
Foreign currency, at value[b]	2,770,508	4,200,016	6,117,495
Receivables:
Investment securities sold	3,593	—	—
Due from custodian (Note 4)	—	—	23,989,975
Dividends and interest	2,454,163	4,863,690	4,076,241

Total Assets	1,719,773,119	2,394,282,306	3,457,387,977

LIABILITIES
Payables:
Investment securities purchased	563,219	—	23,989,975
Collateral for securities on loan (Note 1)	11,102,657	5,158,361	155,704,847
Investment advisory fees (Note 2)	596,643	831,137	1,098,948

Total Liabilities	12,262,519	5,989,498	180,793,770

NET ASSETS	$1,707,510,600	$2,388,292,808	$3,276,594,207

Net assets consist of:
Paid-in capital	$1,778,658,822	$2,466,361,279	$2,807,398,856
Distributions in excess of net investment income	(3,631,487)	(9,244,008)	(35,965,304)
Accumulated net realized loss	(487,249,436)	(315,976,575)	(17,194,876)
Net unrealized appreciation	419,732,701	247,152,112	522,355,531

NET ASSETS	$1,707,510,600	$2,388,292,808	$3,276,594,207

Shares outstanding[c]	25,200,000	43,600,000	65,800,000

Net asset value per share	$67.76	$54.78	$49.80

[a]	Securities on loan with values of $10,541,049, $4,884,879 and $148,393,498, respectively. See Note 1.
[b]	Cost of foreign currency: $2,775,535, $4,232,865 and $6,170,136, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2014

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF	iShares MSCI EAFE Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$12,062,499	$28,579,894	$23,654,032
Interest — affiliated (Note 2)	123	252	308
Securities lending income — affiliated (Note 2)	100,530	110,216	1,259,088

Total investment income	12,163,152	28,690,362	24,913,428

EXPENSES
Investment advisory fees (Note 2)	3,317,427	4,582,818	5,701,323

Total expenses	3,317,427	4,582,818	5,701,323

Net investment income	8,845,725	24,107,544	19,212,105

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	16,320,597	20,325,348	13,614,016
In-kind redemptions — unaffiliated	—	—	8,320,363
Foreign currency transactions	74,531	39,803	130,698

Net realized gain	16,395,128	20,365,151	22,065,077

Net change in unrealized appreciation/depreciation on:
Investments	59,988,118	132,640,215	272,615,577
Translation of assets and liabilities in foreign currencies	44,959	114,147	(29,307)

Net change in unrealized appreciation/depreciation	60,033,077	132,754,362	272,586,270

Net realized and unrealized gain	76,428,205	153,119,513	294,651,347

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$85,273,930	$177,227,057	$313,863,452

[a]	Net of foreign withholding tax of $459,327, $1,573,716 and $1,415,447, respectively.

See notes to financial statements.

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI EAFE Growth ETF		iShares MSCI EAFE Value ETF
	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,845,725	$30,428,662	$24,107,544	$62,509,516
Net realized gain (loss)	16,395,128	(22,365,877)	20,365,151	27,806,062
Net change in unrealized appreciation/depreciation	60,033,077	261,590,504	132,754,362	243,402,161

Net increase in net assets resulting from operations	85,273,930	269,653,289	177,227,057	333,717,739

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,153,557)	(31,714,622)	(30,446,336)	(62,500,156)

Total distributions to shareholders	(11,153,557)	(31,714,622)	(30,446,336)	(62,500,156)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	111,384,961	70,955,488	201,330,860	666,611,114
Cost of shares redeemed	—	—	—	(120,112,122)

Net increase in net assets from capital share transactions	111,384,961	70,955,488	201,330,860	546,498,992

INCREASE IN NET ASSETS	185,505,334	308,894,155	348,111,581	817,716,575

NET ASSETS
Beginning of period	1,522,005,266	1,213,111,111	2,040,181,227	1,222,464,652

End of period	$1,707,510,600	$1,522,005,266	$2,388,292,808	$2,040,181,227

Distributions in excess of net investment income included in net assets at end of period	$(3,631,487)	$(1,323,655)	$(9,244,008)	$(2,905,216)

SHARES ISSUED AND REDEEMED
Shares sold	1,600,000	1,200,000	3,600,000	13,600,000
Shares redeemed	—	—	—	(2,400,000)

Net increase in shares outstanding	1,600,000	1,200,000	3,600,000	11,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI EAFE Small-Cap ETF
	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$19,212,105	$45,228,040
Net realized gain	22,065,077	31,223,437
Net change in unrealized appreciation/depreciation	272,586,270	334,254,361

Net increase in net assets resulting from operations	313,863,452	410,705,838

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(39,866,062)	(57,927,238)

Total distributions to shareholders	(39,866,062)	(57,927,238)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	842,339,695	504,451,076
Cost of shares redeemed	(19,490,024)	(66,373,686)

Net increase in net assets from capital share transactions	822,849,671	438,077,390

INCREASE IN NET ASSETS	1,096,847,061	790,855,990

NET ASSETS
Beginning of period	2,179,747,146	1,388,891,156

End of period	$3,276,594,207	$2,179,747,146

Distributions in excess of net investment income included in net assets at end of period	$(35,965,304)	$(15,311,347)

SHARES ISSUED AND REDEEMED
Shares sold	17,400,000	11,800,000
Shares redeemed	(400,000)	(1,600,000)

Net increase in shares outstanding	17,000,000	10,200,000

See notes to financial statements.

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Growth ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009
Net asset value, beginning of period	$64.49	$54.16	$62.20	$52.90	$49.95	$68.42

Income from investment operations:
Net investment income[a]	0.37	1.31	1.24	1.20	1.02	1.12
Net realized and unrealized gain (loss)[b]	3.36	10.37	(7.90)	9.32	2.99	(18.41)

Total from investment operations	3.73	11.68	(6.66)	10.52	4.01	(17.29)

Less distributions from:
Net investment income	(0.46)	(1.35)	(1.38)	(1.22)	(1.06)	(1.18)

Total distributions	(0.46)	(1.35)	(1.38)	(1.22)	(1.06)	(1.18)

Net asset value, end of period	$67.76	$64.49	$54.16	$62.20	$52.90	$49.95

Total return	5.77%[c]	21.74%	(10.59)%	19.95%	8.06%	(25.03)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,707,511	$1,522,005	$1,213,111	$1,418,227	$1,290,640	$1,198,696
Ratio of expenses to average net assets[d,e]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[d]	1.07%	2.16%	2.29%	2.00%	1.92%	2.44%
Portfolio turnover rate[f]	15%	26%	26%	27%	28%	33%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the years ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Value ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009
Net asset value, beginning of period	$51.00	$42.45	$50.84	$46.39	$46.06	$59.26

Income from investment operations:
Net investment income[a]	0.58	1.80	1.90	1.86	1.46	1.53
Net realized and unrealized gain (loss)[b]	3.91	8.44	(8.33)	4.50	0.42	(13.43)

Total from investment operations	4.49	10.24	(6.43)	6.36	1.88	(11.90)

Less distributions from:
Net investment income	(0.71)	(1.69)	(1.96)	(1.91)	(1.55)	(1.30)

Total distributions	(0.71)	(1.69)	(1.96)	(1.91)	(1.55)	(1.30)

Net asset value, end of period	$54.78	$51.00	$42.45	$50.84	$46.39	$46.06

Total return	8.81%[c]	24.39%	(12.52)%	13.77%	4.15%	(19.73)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,388,293	$2,040,181	$1,222,465	$1,403,312	$1,224,728	$1,142,401
Ratio of expenses to average net assets[d]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[d]	2.10%	3.69%	4.33%	3.63%	2.99%	3.79%
Portfolio turnover rate[e]	14%	27%	27%	29%	30%	35%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Small-Cap ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009
Net asset value, beginning of period	$44.67	$35.98	$42.77	$35.67	$32.03	$41.04

Income from investment operations:
Net investment income[a]	0.33	1.05	1.04	1.02	0.75	0.74
Net realized and unrealized gain (loss)[b]	5.45	8.96	(6.67)	7.56	3.63	(9.19)

Total from investment operations	5.78	10.01	(5.63)	8.58	4.38	(8.45)

Less distributions from:
Net investment income	(0.65)	(1.32)	(1.16)	(1.48)	(0.74)	(0.56)

Total distributions	(0.65)	(1.32)	(1.16)	(1.48)	(0.74)	(0.56)

Net asset value, end of period	$49.80	$44.67	$35.98	$42.77	$35.67	$32.03

Total return	12.98%[c]	28.21%	(13.06)%	24.21%	13.77%	(20.31)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,276,594	$2,179,747	$1,388,891	$1,548,384	$1,062,919	$377,999
Ratio of expenses to average net assets[d,e]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[d]	1.35%	2.53%	2.81%	2.46%	2.13%	2.76%
Portfolio turnover rate[f]	6%	12%	16%	12%	15%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the years ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI EAFE Growth	Diversified
MSCI EAFE Value	Diversified
MSCI EAFE Small-Cap	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
MSCI EAFE Growth
Assets:
Common Stocks	$1,696,618,077	$—	$—		$1,696,618,077
Preferred Stocks	6,080,122	—	—		6,080,122
Rights	—	306,230	—		306,230
Money Market Funds	11,540,426	—	—		11,540,426

	$1,714,238,625	$306,230	$—		$1,714,544,855

MSCI EAFE Value
Assets:
Common Stocks	$2,358,265,281	$300,654	$38		$2,358,565,973
Preferred Stocks	20,781,716	—	—		20,781,716
Rights	60,363	426,056	—		486,419
Money Market Funds	5,384,492	—	—		5,384,492

	$2,384,491,852	$726,710	$38		$2,385,218,600

MSCI EAFE Small-Cap
Assets:
Common Stocks	$3,257,739,072	$33,394	$43		$3,257,772,509
Preferred Stocks	8,155,077	—	0	[a]	8,155,077
Rights	133,045	—	5		133,050
Money Market Funds	157,143,630	—	—		157,143,630

	$3,423,170,824	$33,394	$48		$3,423,204,266

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of January 31, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment advisor, or its affiliates.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of January 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

As of January 31, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
MSCI EAFE Growth	$10,541,049
MSCI EAFE Value	4,884,879
MSCI EAFE Small-Cap	148,393,498

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.40% based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05%

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 75% of securities lending income (commencing January 1, 2015 the amount each Fund will retain is expected to change to 70% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

For the six months ended January 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
MSCI EAFE Growth	$49,856
MSCI EAFE Value	56,828
MSCI EAFE Small-Cap	637,018

In addition, commencing the business day following a “Hurdle Date” (the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income (for any Hurdle Date after January 1, 2015, each Fund will retain 75% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended January 31, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2014 were as follows:

iShares ETF	Purchases	Sales
MSCI EAFE Growth	$236,597,093	$238,483,351
MSCI EAFE Value	321,995,618	325,932,874
MSCI EAFE Small-Cap	176,186,779	190,103,607

In-kind transactions (see Note 4) for the six months ended January 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI EAFE Growth	$110,053,995	$—
MSCI EAFE Value	198,917,045	—
MSCI EAFE Small-Cap	831,364,312	19,010,158

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of July 31, 2013, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI EAFE Growth	$93,181,454	$2,756,980	$19,510,202	$255,395,852	$90,854,597	$461,699,085
MSCI EAFE Value	30,944,578	3,201,806	26,442,709	117,568,907	84,394,874	262,552,874
MSCI EAFE Small-Cap	19,910,851	—	—	7,305,376	—	27,216,227

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI EAFE Growth	$1,309,925,003	$442,984,315	$(38,364,463)	$404,619,852
MSCI EAFE Value	2,211,700,464	319,523,697	(146,005,561)	173,518,136
MSCI EAFE Small-Cap	2,934,392,570	673,335,097	(184,523,401)	488,811,696

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	57

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI EAFE Growth	$0.455350	$—	$0.001763	$0.457113	100%	—%	0%[a]	100%
MSCI EAFE Value	0.585667	—	0.125696	0.711363	82	—	18	100
MSCI EAFE Small-Cap	0.355917	—	0.297625	0.653542	54	—	46	100

[a]	Rounds to less than 1%.

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-72-0114

JANUARY 31, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Currency Hedged MSCI EAFE ETF | HEFA | NYSE Arca
➢	iShares MSCI EAFE ETF | EFA | NYSE Arca

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

Performance as of January 31, 2014

The iShares Currency Hedged MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities in Europe, Australasia and the Far East while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI EAFE® 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

The Fund commenced operations on January 31, 2014 and has no activity to report. Therefore returns are not presented. The first day of secondary market trading was February 4, 2014.

As of its inception date, the Fund intends to seek to achieve its investment objective initially by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE ETF.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (1/31/14) [a]	Ending Account Value (1/31/14)	Expenses Paid During Period [b,c]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [b,c]	Annualized Expense Ratio[b]
$1,000.00	$1,000.00	$0.00	$1,000.00	$1,025.20	$0.00	0.00%

[a]	The beginning of the period (commencement of operations) is January 31, 2014.
[b]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[c]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value of the period, multiplied by the number of days in the period (0 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION1 As of 1/31/14

Sector	Percentage of Total Investments [2]

Financials	25.58%
Industrials	13.00
Consumer Discretionary	11.94
Consumer Staples	10.76
Health Care	10.37
Materials	7.56
Energy	7.13
Telecommunication Services	5.65
Information Technology	4.48
Utilities	3.53

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS1

As of 1/31/14

Country	Percentage of Total Investments [2]

United Kingdom	21.85%
Japan	20.98
France	9.94
Germany	9.39
Switzerland	9.10
Australia	7.34
Spain	3.43
Sweden	3.24
Hong Kong	2.80
Netherlands	2.67

TOTAL	90.74%

[1]	Reflects the allocation of the iShares MSCI EAFE ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI EAFE ETF

Performance as of January 31, 2014

The iShares MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 7.33%, net of fees, while the total return for the Index was 7.51%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.78%	11.00%	11.93%	11.78%	11.00%	11.93%
5 Years	13.68%	13.81%	13.84%	89.85%	90.91%	91.22%
10 Years	6.18%	6.00%	6.32%	82.15%	79.08%	84.63%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,073.30	$1.78	$1,000.00	$1,023.50	$1.73	0.34%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*
Financials	25.58%
Industrials	13.00
Consumer Discretionary	11.94
Consumer Staples	10.76
Health Care	10.37
Materials	7.56
Energy	7.13
Telecommunication Services	5.65
Information Technology	4.48
Utilities	3.53

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/14

Country	Percentage of Total Investments*
United Kingdom	21.85%
Japan	20.98
France	9.94
Germany	9.39
Switzerland	9.10
Australia	7.34
Spain	3.43
Sweden	3.24
Hong Kong	2.80
Netherlands	2.67

TOTAL	90.74%

*	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2013 (or commencement of operations, as applicable) and held through January 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.75%

INTERNATIONAL EQUITY — 99.75%
iShares MSCI EAFE ETF[a]	37,240	$2,368,836

		2,368,836

TOTAL INVESTMENT COMPANIES
(Cost: $2,368,836)		2,368,836

TOTAL INVESTMENTS IN SECURITIES — 99.75%
(Cost: $2,368,836)		2,368,836
Other Assets, Less Liabilities — 0.25%		5,663

NET ASSETS — 100.00%		$2,374,499

[a]	Affiliated issuer. See Note 2.

Forward currency contracts as of January 31, 2014 were as follows:

Currency to be Delivered		Currency to be Received		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
AUD	181,000	USD	157,614	3/5/14	BNP	$—
CHF	176,000	USD	194,381	3/5/14	SSB	—
DKK	144,000	USD	26,033	3/5/14	BNP	—
EUR	489,000	USD	659,446	3/5/14	SSB	—
GBP	287,000	USD	471,569	3/5/14	BNP	—
HKD	466,000	USD	60,017	3/5/14	BNP	—
ILS	36,000	USD	10,221	3/5/14	BNP	—
JPY	47,250,000	USD	463,367	3/5/14	SSB	—
NOK	108,000	USD	17,153	3/5/14	BNP	—
NZD	3,000	USD	2,421	3/5/14	BNP	—
SEK	460,000	USD	70,236	3/5/14	BNP	—
SGD	39,000	USD	30,511	3/5/14	BNP	—

Net Unrealized Appreciation (Depreciation)						$—

Counterparties:

BNP	— BNP Paribas
SSB	— State Street Bank London

Currency abbreviations:

AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore dollar

See notes to financial statements.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.92%

AUSTRALIA — 7.31%
AGL Energy Ltd.	2,257,655	$29,941,015
ALS Ltd.	1,510,562	10,477,823
Alumina Ltd.[a]	10,330,230	11,491,733
Amcor Ltd.	4,862,705	45,439,418
AMP Ltd.	11,649,210	43,399,998
APA Group	3,293,270	17,211,532
Asciano Ltd.	3,798,182	18,624,192
ASX Ltd.	768,666	23,888,944
Aurizon Holdings Ltd.	7,969,950	34,212,599
Australia and New Zealand Banking Group Ltd.	10,981,710	288,691,811
Bank of Queensland Ltd.	1,290,945	12,840,382
Bendigo and Adelaide Bank Ltd.	1,635,375	16,551,628
BGP Holdings PLC[a,b]	33,026,812	445
BHP Billiton Ltd.	12,926,805	412,459,698
Boral Ltd.	3,071,835	12,730,834
Brambles Ltd.	6,310,101	49,605,115
Caltex Australia Ltd.	555,832	9,369,492
CFS Retail Property Trust Group	8,661,480	14,660,852
Coca-Cola Amatil Ltd.	2,270,835	23,161,434
Cochlear Ltd.	233,240	11,646,412
Commonwealth Bank of Australia	6,457,395	418,217,475
Computershare Ltd.	1,906,380	18,579,243
Crown Resorts Ltd.	1,647,949	23,983,092
CSL Ltd.	1,957,110	119,974,443
Dexus Property Group	19,663,215	17,070,371
Echo Entertainment Group Ltd.	3,162,615	6,512,139
Federation Centres	5,408,085	10,711,116
Flight Centre Travel Group Ltd.	206,925	8,570,330
Fortescue Metals Group Ltd.	6,279,176	29,200,832
Goodman Group	6,904,620	28,133,387
GPT Group	6,887,265	21,692,987
Harvey Norman Holdings Ltd.	2,363,763	6,187,149
Iluka Resources Ltd.	1,700,346	13,025,583
Incitec Pivot Ltd.	6,704,800	16,730,820
Insurance Australia Group Ltd.	8,837,700	42,332,797
James Hardie Industries SE	1,754,220	19,744,181
Leighton Holdings Ltd.[c]	668,835	9,599,536
Lend Lease Group	2,232,120	20,507,432
Macquarie Group Ltd.	1,250,864	59,032,671
Metcash Ltd.	3,619,804	9,538,001

Security	Shares	Value

Mirvac Group	14,404,807	$20,988,881
National Australia Bank Ltd.	9,394,395	272,537,224
Newcrest Mining Ltd.	3,127,905	26,335,783
Orica Ltd.	1,475,616	30,255,656
Origin Energy Ltd.	4,455,029	54,340,430
Qantas Airways Ltd.[a]	4,713,235	4,523,527
QBE Insurance Group Ltd.	4,850,879	48,630,175
Ramsay Health Care Ltd.	557,146	21,320,776
REA Group Ltd.	212,265	7,528,428
Rio Tinto Ltd.	1,756,685	100,606,914
Santos Ltd.	3,872,917	45,077,454
Seek Ltd.	1,290,042	13,968,218
Sonic Healthcare Ltd.	1,553,504	22,378,182
SP AusNet	7,230,573	7,822,756
Stockland Corp. Ltd.	9,018,794	28,564,094
Suncorp Group Ltd.	5,212,728	55,395,912
Sydney Airport	3,988,980	13,712,715
Tabcorp Holdings Ltd.	2,869,826	8,638,534
Tatts Group Ltd.	5,605,665	14,623,916
Telstra Corp. Ltd.	17,501,850	78,489,658
Toll Holdings Ltd.	2,677,157	13,057,229
Transurban Group	5,528,699	33,332,382
Treasury Wine Estates Ltd.	2,594,538	8,239,992
Wesfarmers Ltd.	3,982,305	145,931,542
Westfield Group	8,150,175	72,532,470
Westfield Retail Trust	12,312,705	32,443,356
Westpac Banking Corp.	12,424,845	334,651,650
Woodside Petroleum Ltd.	2,661,389	86,798,659
Woolworths Ltd.	5,018,265	149,173,296
WorleyParsons Ltd.	838,380	12,032,952

		3,749,681,703
AUSTRIA — 0.29%
Andritz AG	291,030	15,993,096
Erste Group Bank AG	1,031,955	37,581,327
IMMOEAST AG Escrow[a,b]	1,571,072	21
IMMOFINANZ AGa	3,682,713	17,377,168
IMMOFINANZ AG Escrow[a,b,c]	1,157,632	16
OMV AG	592,461	25,646,728
Raiffeisen International Bank Holding AGc	365,668	14,053,969
Telekom Austria AG	1,004,242	8,785,155
Vienna Insurance Group AG	175,587	8,334,935
Voestalpine AG	448,560	20,110,092

		147,882,507

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

BELGIUM — 1.17%
Ageas	921,150	$39,595,673
Anheuser-Busch InBev NV	3,234,705	309,931,656
Belgacom SA	643,707	18,394,431
Colruyt SA	312,390	17,731,408
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	418,188	26,905,939
Groupe Bruxelles Lambert SA	332,941	30,091,156
KBC Groep NV	987,900	58,425,075
Solvay SA	243,752	34,087,419
Telenet Group Holding NV	233,240	13,855,306
UCB SA	454,817	32,194,407
Umicore SA	473,213	20,248,549

		601,461,019
DENMARK — 1.25%
A.P. Moeller-Maersk A/S Class A	1,500	16,035,170
A.P. Moeller-Maersk A/S Class B	5,340	59,546,190
Carlsberg A/S Class B	436,584	42,528,899
Coloplast A/S Class B	457,445	34,317,779
Danske Bank A/Sa	2,652,191	59,820,073
DSV A/S	739,303	23,703,018
Novo Nordisk A/S Class B	8,003,325	316,768,599
Novozymes A/S Class B	916,846	39,569,291
TDC A/S	2,799,495	26,309,379
TrygVesta A/S	98,224	9,373,010
William Demant Holding A/Sa	113,992	10,475,937

		638,447,345
FINLAND — 0.87%
Elisa OYJ	600,345	15,406,602
Fortum OYJ	1,800,047	38,717,892
Kone OYJ Class B	1,252,230	50,998,596
Metso OYJ	505,965	15,843,454
Neste Oil OYJ[c]	525,610	9,391,753
Nokia OYJ[a]	14,994,720	104,037,741
Nokian Renkaat OYJ	464,015	19,585,900
Orion OYJ Class B	411,180	10,746,151
Pohjola Bank PLC Class A	572,914	11,280,010
Sampo OYJ Class A	1,660,740	77,153,929
Stora Enso OYJ Class R	2,203,781	20,625,053
UPM-Kymmene OYJ	2,108,185	32,353,268
Wartsila OYJ Abp	706,215	38,351,799

		444,492,148

Security	Shares	Value

FRANCE — 9.89%
Accor SA	635,460	$30,323,169
Aeroports de Paris	117,480	13,260,398
Airbus Group NV	2,356,275	167,171,197
Alcatel-Lucent[a]	11,154,524	45,082,185
ALSTOM	869,085	24,670,703
ArcelorMittal	4,103,529	68,176,608
Arkema SA	252,950	26,995,906
Atos SA	249,645	21,845,793
AXA SA	7,206,330	189,502,931
BNP Paribas SA	3,994,320	309,456,823
Bouygues SA	756,385	28,958,461
Bureau Veritas SA	885,105	23,030,680
Cap Gemini SA	600,750	40,968,863
Carrefour SA	2,448,390	84,376,918
Casino Guichard-Perrachon SA	230,955	23,841,838
CGG[a]	647,475	9,648,337
Christian Dior SA	221,610	40,554,250
CNP Assurances SA	668,835	13,105,445
Compagnie de Saint-Gobain	1,623,360	85,301,505
Compagnie Generale des Etablissements Michelin Class B	743,245	78,500,396
Credit Agricole SAa	4,049,055	54,532,562
Danone	2,278,845	150,599,092
Dassault Systemes SA	257,655	30,545,274
Edenred SA	825,030	23,052,958
Electricite de France	976,648	33,216,229
Essilor International SA	823,695	82,787,492
Eurazeo	129,282	9,250,655
Eutelsat Communications SA	600,750	18,240,339
Fonciere des Regions	110,805	9,085,108
GDF Suez	5,298,615	117,078,186
Gecina SA	86,775	10,592,692
Groupe Eurotunnel SA Registered	2,175,799	24,019,153
Icade	140,175	12,306,052
Iliad SA	98,790	22,621,315
Imerys SA	136,170	11,093,215
JCDecaux SA	267,404	11,415,039
Kering	307,050	61,303,418
Klepierre	390,594	16,950,354
L’Air Liquide SA	1,262,910	158,728,711
L’Oreal SA	977,220	160,775,309
Lafarge SA	752,443	54,043,310

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

Lagardere SCA	477,155	$16,862,067
Legrand SA	1,046,640	55,589,831
LVMH Moet Hennessy Louis Vuitton SA	1,021,275	182,002,370
Natixis	3,771,902	22,203,008
Orange	7,461,315	92,328,537
Pernod Ricard SA	855,735	91,904,700
Publicis Groupe SA	720,900	63,949,340
Remy Cointreau SA	106,800	7,976,114
Renault SA	783,645	68,437,381
Rexel SA	819,690	21,057,742
Safran SA	1,045,305	74,372,947
Sanofi	4,795,320	470,777,987
Schneider Electric SA	2,130,660	172,082,077
Schneider Electric SA New	67,083	5,409,316
SCOR SE	655,485	21,267,946
SES SA Class A FDR	1,257,192	40,375,635
Societe BIC SA	118,815	13,681,870
Societe Generale	2,872,920	163,029,591
Sodexo	380,475	37,501,727
STMicroelectronics NV	2,608,590	21,412,940
Suez Environnement SA	1,137,944	20,386,826
Technip SA	409,845	34,958,062
Thales SA	368,256	23,998,764
Total SA	8,569,365	489,290,371
Unibail-Rodamco SE	388,485	93,619,428
Valeo SA	304,380	34,024,004
Vallourec SA	423,195	21,141,573
Veolia Environnement	1,388,429	21,831,793
Vinci SA	1,877,010	122,929,794
Vivendi SA	4,842,045	130,203,048
Wendel	137,644	18,673,359
Zodiac Aerospace	133,500	23,530,114

		5,073,819,131
GERMANY — 8.73%
Adidas AG	841,050	94,013,697
Allianz SE Registered	1,819,605	303,784,031
Axel Springer SE	160,200	10,257,473
BASF SE	3,684,600	395,174,129
Bayer AG Registered	3,317,475	437,938,536
Bayerische Motoren Werke AG	1,340,340	146,083,444
Beiersdorf AG	414,246	41,025,905
Brenntag AG	205,590	35,487,804
Celesio AGc	345,994	11,431,463
Commerzbank AGa	3,871,500	65,914,024

Security	Shares	Value

Continental AG	444,555	$95,770,894
Daimler AG Registered	3,867,495	324,039,750
Deutsche Bank AG Registered	4,109,290	198,887,470
Deutsche Boerse AG	778,723	59,952,903
Deutsche Lufthansa AG Registered[a]	956,938	22,796,313
Deutsche Post AG Registered	3,602,722	124,716,466
Deutsche Telekom AG Registered	11,609,160	187,866,445
Deutsche Wohnen AG Bearer	1,154,125	21,626,118
E.ON SE	7,162,275	130,102,536
Fraport AG	141,510	10,471,027
Fresenius Medical Care AG & Co. KGaA	871,755	61,366,609
Fresenius SE & Co. KGaA	503,435	78,515,648
GEA Group AG	723,570	33,942,180
Hannover Rueck SE Registered	243,752	19,361,128
HeidelbergCement AG	564,705	42,074,706
Henkel AG & Co. KGaA	547,948	53,321,584
Hochtief AG	125,818	10,034,397
Hugo Boss AG	128,160	16,228,757
Infineon Technologies AG	4,394,820	45,374,327
K+S AG Registered[c]	692,865	20,640,087
Kabel Deutschland Holding AG	89,445	11,750,906
Lanxess AG	336,883	22,147,305
Linde AG	747,600	141,648,765
MAN SE	145,515	17,719,958
Merck KGaA	261,660	40,632,024
METRO AG	530,866	21,899,367
Muenchener Rueckversicherungs-Gesellschaft AG Registered	714,225	147,509,239
Osram Licht AGa	324,405	19,006,166
ProSiebenSat.1 Media AG Registered	735,585	33,022,795
QIAGEN NVa	971,880	21,317,383
RTL Group SAa	156,195	19,083,696
RWE AG	1,943,760	71,927,327
SAP AG	3,704,625	283,066,189
Siemens AG Registered	3,173,295	402,087,554
Sky Deutschland AGa	1,771,545	16,128,258
Suedzucker AG	336,420	8,393,067
Telefonica Deutschland Holding AGd	1,156,110	9,220,355
ThyssenKrupp AGa	1,824,945	46,993,373

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

United Internet AG Registered[e]	431,205	$18,852,284
Volkswagen AG	118,815	28,897,122

		4,479,502,984
HONG KONG — 2.79%
AIA Group Ltd.	48,594,000	223,732,163
ASM Pacific Technology Ltd.[c]	934,500	8,761,539
Bank of East Asia Ltd. (The)	5,607,040	21,266,141
BOC Hong Kong (Holdings) Ltd.	14,017,500	42,604,188
Cathay Pacific Airways Ltd.	4,005,000	8,304,206
Cheung Kong (Holdings) Ltd.	6,675,000	98,773,632
Cheung Kong Infrastructure Holdings Ltd.	1,335,000	7,848,592
CLP Holdings Ltd.[c]	7,145,500	53,926,218
First Pacific Co. Ltd.	8,750,250	8,665,957
Galaxy Entertainment Group Ltd.[a]	8,010,000	78,709,432
Hang Lung Properties Ltd.	9,035,000	25,075,243
Hang Seng Bank Ltd.	3,070,500	48,045,764
Henderson Land Development Co. Ltd.	4,288,500	23,086,145
HKT Trust and HKT Ltd.	8,010,000	7,685,259
Hong Kong and China Gas Co. Ltd. (The)	24,030,911	49,455,744
Hong Kong Exchanges and Clearing Ltd.[c]	3,893,700	61,127,399
Hopewell Holdings Ltd.	1,335,000	4,633,506
Hutchison Whampoa Ltd.	9,345,000	115,958,009
Hysan Development Co. Ltd.[c]	1,543,000	6,100,621
Kerry Properties Ltd.	2,546,500	8,182,461
Li & Fung Ltd.[c]	23,326,400	32,444,509
Link REIT (The)	8,677,500	39,225,769
MGM China Holdings Ltd.	3,738,000	14,779,080
MTR Corp. Ltd.	6,007,500	21,237,620
New World Development Co. Ltd.	15,605,599	19,494,940
NWS Holdings Ltd.	5,812,000	8,443,149
PCCW Ltd.	14,459,000	6,591,910
Power Assets Holdings Ltd.	5,831,500	43,784,315
Sands China Ltd.	9,612,000	74,087,961
Shangri-La Asia Ltd.[c]	5,686,666	9,447,506
Sino Land Co. Ltd.	10,680,000	14,194,519
SJM Holdings Ltd.[c]	7,721,000	24,113,210
Sun Hung Kai Properties Ltd.	6,675,000	81,494,694
Swire Pacific Ltd. Class A	3,203,500	34,573,112
Swire Properties Ltd.	4,005,000	10,341,574

Security	Shares	Value

Wharf (Holdings) Ltd. (The)	6,407,912	$43,738,324
Wheelock and Co. Ltd.	4,006,000	16,303,009
Wynn Macau Ltd.[c]	5,874,000	25,077,671
Yue Yuen Industrial (Holdings) Ltd.	2,670,000	8,252,627

		1,429,567,718
IRELAND — 0.30%
Bank of Ireland[a]	87,794,940	34,926,791
CRH PLC	2,959,695	76,094,093
Irish Bank Resolution Corp. Ltd.[a,b]	3,570,811	48
Kerry Group PLC Class A	616,770	41,504,096
Ryanair Holdings PLC[a]	177,504	1,511,162

		154,036,190
ISRAEL — 0.48%
Bank Hapoalim BM	4,258,650	22,198,110
Bank Leumi le-Israel BMa,c	5,012,925	19,138,084
Bezeq The Israel Telecommunication Corp. Ltd.	7,717,635	11,816,286
Delek Group Ltd. (The)	17,355	6,196,806
Israel Chemicals Ltd.	1,790,235	14,645,713
Israel Corp. Ltd. (The)[a]	10,986	5,539,186
Mizrahi Tefahot Bank Ltd.	527,325	6,439,525
NICE Systems Ltd.	248,310	9,712,614
Teva Pharmaceutical Industries Ltd.	3,422,940	152,459,093

		248,145,417
ITALY — 2.37%
Assicurazioni Generali SpA	4,700,535	101,739,477
Atlantia SpA	1,436,460	32,737,644
Banca Monte dei Paschi di Siena SpA[a,c]	27,052,766	6,161,813
CNH Industrial NVa	3,828,780	40,273,761
Enel Green Power SpA	7,257,060	18,330,135
Enel SpA	26,407,635	120,653,544
Eni SpA	10,230,105	232,459,431
Exor SpA	379,140	14,873,408
Fiat SpA[a]	3,621,855	36,119,058
Finmeccanica SpA[a]	1,640,065	14,420,351
Intesa Sanpaolo SpA	46,851,825	126,995,913
Luxottica Group SpA	667,500	35,502,207
Mediobanca SpA[a]	2,117,383	19,459,535
Pirelli & C. SpA	1,001,614	16,154,694
Prysmian SpA	817,980	20,010,003

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

Saipem SpA	1,080,015	$25,342,311
Snam SpA	8,315,715	45,641,634
Telecom Italia SpA	39,395,215	43,829,306
Telecom Italia SpA RNC	26,029,830	21,939,086
Tenaris SA	1,906,155	42,722,475
Terna SpA	6,241,125	30,316,130
UniCredit SpA	17,468,475	131,448,721
Unione di Banche Italiane SpA	3,495,300	25,524,080
UnipolSai SpA[a]	3,624,525	10,919,467

		1,213,574,184
JAPAN — 20.88%
ABC-MART Inc.	18,700	815,953
Acom Co. Ltd.[a]	1,602,070	4,822,626
Advantest Corp.	534,000	5,749,198
AEON Co. Ltd.	2,403,000	30,371,790
AEON Financial Service Co. Ltd.	267,090	6,288,014
AEON Mall Co. Ltd.	429,210	12,751,937
Air Water Inc.	138,000	2,068,951
Aisin Seiki Co. Ltd.	772,100	28,958,009
Ajinomoto Co. Inc.	2,670,000	38,066,186
Alfresa Holdings Corp.	133,500	7,670,834
Amada Co. Ltd.	1,335,000	11,008,825
ANA Holdings Inc.[c]	4,005,000	8,560,965
Aozora Bank Ltd.	4,005,000	11,545,521
Asahi Glass Co. Ltd.	4,357,000	24,992,352
Asahi Group Holdings Ltd.	1,468,500	40,504,883
Asahi Kasei Corp.	5,093,000	39,201,892
ASICS Corp.	534,000	9,356,847
Astellas Pharma Inc.	1,735,590	108,881,746
Bank of Kyoto Ltd. (The)	1,784,000	14,449,027
Bank of Yokohama Ltd. (The)	5,093,000	26,018,071
Benesse Holdings Inc.	267,000	10,589,940
Bridgestone Corp.	2,611,700	95,622,766
Brother Industries Ltd.	801,000	10,296,720
Calbee Inc.	267,000	6,223,062
Canon Inc.	4,582,700	135,074,729
Casio Computer Co. Ltd.	801,000	8,812,296
Central Japan Railway Co.	617,100	68,496,073
Chiba Bank Ltd. (The)	2,670,000	17,174,290
Chiyoda Corp.	331,000	5,163,710
Chubu Electric Power Co. Inc.	2,611,700	31,293,792
Chugai Pharmaceutical Co. Ltd.	801,000	18,410,001
Chugoku Bank Ltd. (The)	267,000	3,319,665

Security	Shares	Value

Chugoku Electric Power Co. Inc. (The)	1,166,300	$15,358,542
Citizen Holdings Co. Ltd.	934,500	7,449,610
Coca-Cola West Co. Ltd.	267,000	5,283,189
Credit Saison Co. Ltd.	640,700	16,001,009
Dai Nippon Printing Co. Ltd.	2,670,000	26,834,829
Dai-ichi Life Insurance Co. Ltd. (The)	3,400,152	51,976,634
Daicel Corp.	1,151,000	9,356,072
Daido Steel Co. Ltd.	1,151,000	5,823,562
Daihatsu Motor Co. Ltd.	801,000	12,692,219
Daiichi Sankyo Co. Ltd.	2,670,095	45,110,297
Daikin Industries Ltd.	934,500	54,575,496
Dainippon Sumitomo Pharma Co. Ltd.	534,000	9,246,889
Daito Trust Construction Co. Ltd.	267,000	25,499,632
Daiwa House Industry Co. Ltd.	2,670,000	51,418,150
Daiwa Securities Group Inc.	6,675,000	63,487,278
Dena Co. Ltd.[c]	400,900	7,771,528
Denso Corp.	1,954,700	102,330,179
Dentsu Inc.	801,000	32,083,983
Don Quijote Holdings Co. Ltd.	133,500	8,299,162
East Japan Railway Co.	1,335,000	99,904,104
Eisai Co. Ltd.	1,034,900	40,011,871
Electric Power Development Co. Ltd.	509,300	15,306,217
FamilyMart Co. Ltd.	246,500	11,214,983
FANUC Corp.	801,000	131,713,193
Fast Retailing Co. Ltd.	206,000	76,978,575
Fuji Electric Co. Ltd.	2,465,000	10,852,429
Fuji Heavy Industries Ltd.	2,403,000	67,081,836
FUJIFILM Holdings Corp.	1,869,000	55,473,481
Fujitsu Ltd.[a]	7,721,000	43,758,768
Fukuoka Financial Group Inc.	3,779,000	15,970,476
Gree Inc.[c]	400,500	3,978,100
GungHo Online Entertainment Inc.[a,c]	1,335,000	8,482,424
Gunma Bank Ltd. (The)	1,725,000	9,285,924
Hachijuni Bank Ltd. (The)	1,335,000	7,487,572
Hakuhodo DY Holdings Inc.	801,020	6,566,188
Hamamatsu Photonics K.K.	267,000	11,322,989
Hankyu Hanshin Holdings Inc.	5,093,000	26,068,010
Hino Motors Ltd.	1,335,000	19,975,585
Hirose Electric Co. Ltd.	133,500	18,993,823
Hiroshima Bank Ltd. (The)	1,335,000	5,471,687

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

Hisamitsu Pharmaceutical Co. Inc.	133,500	$6,073,834
Hitachi Chemical Co. Ltd.	267,000	3,885,160
Hitachi Construction Machinery Co. Ltd.	400,500	7,842,315
Hitachi High-Technologies Corp.	246,500	5,735,593
Hitachi Ltd.	19,547,000	151,799,029
Hitachi Metals Ltd.	248,000	3,958,857
Hokkaido Electric Power Co. Inc.[a]	667,500	7,075,232
Hokuhoku Financial Group Inc.	5,093,000	9,787,988
Hokuriku Electric Power Co.	667,500	8,227,166
Honda Motor Co. Ltd.	6,541,500	249,703,971
Hoya Corp.	1,735,500	48,379,924
Hulic Co. Ltd.	1,068,000	13,749,904
IBIDEN Co. Ltd.	400,500	7,469,245
Idemitsu Kosan Co. Ltd.	464,600	10,391,260
IHI Corp.	5,340,000	24,714,223
Iida Group Holdings Co. Ltd.[a]	523,080	9,293,729
INPEX Corp.	3,604,543	43,119,502
Isetan Mitsukoshi Holdings Ltd.	1,335,000	17,200,471
Isuzu Motors Ltd.	5,093,000	30,912,066
ITOCHU Corp.	6,007,500	74,515,738
ITOCHU Techno-Solutions Corp.	115,100	4,796,539
Iyo Bank Ltd. (The)	267,000	2,531,637
J. Front Retailing Co. Ltd.	2,150,600	14,571,404
Japan Airlines Co. Ltd.	246,500	12,471,834
Japan Exchange Group Inc.	934,500	23,109,369
Japan Petroleum Exploration Co. Ltd.	115,100	4,316,885
Japan Prime Realty Investment Corp.	2,670	9,189,293
Japan Real Estate Investment Corp.	4,005	20,774,084
Japan Retail Fund Investment Corp.	8,010	16,155,876
Japan Steel Works Ltd. (The)	1,151,000	5,789,704
Japan Tobacco Inc.	4,451,300	139,538,227
JFE Holdings Inc.	1,954,775	41,401,324
JGC Corp.	1,335,000	51,234,887
Joyo Bank Ltd. (The)	2,670,000	12,828,357
JSR Corp.	688,300	12,478,960
JTEKT Corp.	801,000	12,118,870

Security	Shares	Value

JX Holdings Inc.	8,677,500	$42,287,763
Kajima Corp.	3,779,000	14,154,807
Kakaku.com Inc.	534,000	10,267,922
Kamigumi Co. Ltd.	1,151,000	10,428,239
Kaneka Corp.	1,151,000	7,245,595
Kansai Electric Power Co. Inc. (The)[a]	2,803,500	30,513,164
Kansai Paint Co. Ltd.	423,000	5,831,622
Kao Corp.	2,086,100	66,990,023
Kawasaki Heavy Industries Ltd.	5,340,000	23,562,289
KDDI Corp.	2,136,000	119,486,983
Keikyu Corp.	2,465,000	19,674,560
Keio Corp.	2,465,000	16,000,686
Keisei Electric Railway Co. Ltd.	506,000	4,544,747
Keyence Corp.	173,223	72,203,851
Kikkoman Corp.	1,335,000	24,033,534
Kinden Corp.	1,335,000	13,194,882
Kintetsu Corp.	6,675,000	23,169,584
Kirin Holdings Co. Ltd.	4,005,000	55,214,296
Kobe Steel Ltd.[a]	10,349,000	17,453,822
Koito Manufacturing Co. Ltd.	125,000	2,576,359
Komatsu Ltd.	3,738,000	78,729,460
Konami Corp.	400,500	9,668,392
Konica Minolta Holdings Inc.	1,889,500	20,231,740
Kubota Corp.	4,342,000	68,034,672
Kuraray Co. Ltd.	1,335,000	15,210,766
Kurita Water Industries Ltd.	509,300	10,951,561
Kyocera Corp.	1,335,000	60,882,336
Kyowa Hakko Kirin Co. Ltd.	1,335,000	13,731,578
Kyushu Electric Power Co. Inc.[a]	1,691,900	19,691,967
Lawson Inc.	246,500	18,079,325
LIXIL Group Corp.	1,068,080	27,973,150
M3 Inc.	2,670	7,919,547
Mabuchi Motor Co. Ltd.	133,500	7,775,555
Makita Corp.	400,500	21,166,789
Marubeni Corp.	6,675,000	47,320,930
Marui Group Co. Ltd.	801,000	7,642,036
Maruichi Steel Tube Ltd.	133,500	3,506,854
Mazda Motor Corp.[a]	10,680,000	52,465,363
McDonald’s Holdings Co. (Japan) Ltd.[c]	267,000	7,026,798
Medipal Holdings Corp.	400,500	5,898,426
Meiji Holdings Co. Ltd.	246,552	15,593,081
Miraca Holdings Inc.	246,500	11,782,983

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

Mitsubishi Chemical Holdings Corp.	5,340,000	$23,091,043
Mitsubishi Corp.	5,607,000	104,624,415
Mitsubishi Electric Corp.	8,010,000	92,521,253
Mitsubishi Estate Co. Ltd.	5,340,000	133,257,832
Mitsubishi Gas Chemical Co. Inc.	1,335,000	9,542,727
Mitsubishi Heavy Industries Ltd.	12,015,000	78,933,667
Mitsubishi Logistics Corp.	477,000	6,805,265
Mitsubishi Materials Corp.	5,093,000	17,428,612
Mitsubishi Motors Corp.[a,c]	2,536,500	27,756,376
Mitsubishi Tanabe Pharma Corp.	903,500	13,377,310
Mitsubishi UFJ Financial Group Inc.	50,997,080	311,527,978
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,348,900	12,506,277
Mitsui & Co. Ltd.	6,942,000	94,275,335
Mitsui Chemicals Inc.	3,251,000	7,905,555
Mitsui Fudosan Co. Ltd.	3,374,000	108,810,962
Mitsui O.S.K. Lines Ltd.	4,015,000	16,770,996
Mizuho Financial Group Inc.	91,314,060	196,085,494
MS&AD Insurance Group Holdings Inc.	2,086,188	49,339,466
Murata Manufacturing Co. Ltd.	801,000	75,430,740
Nabtesco Corp.	400,500	8,973,305
Namco Bandai Holdings Inc.	772,100	17,639,780
NEC Corp.	9,233,000	27,069,344
Nexon Co. Ltd.	400,500	3,526,489
NGK Insulators Ltd.	1,335,000	22,999,412
NGK Spark Plug Co. Ltd.	524,000	12,320,949
NHK Spring Co. Ltd.	534,000	5,565,936
Nidec Corp.	400,500	45,259,229
Nikon Corp.	1,335,000	23,156,494
Nintendo Co. Ltd.	410,100	48,857,332
Nippon Building Fund Inc.	5,340	30,526,254
Nippon Electric Glass Co. Ltd.	1,449,500	6,623,199
Nippon Express Co. Ltd.	3,779,000	18,008,472
Nippon Meat Packers Inc.	1,335,000	23,104,133
Nippon Paint Co. Ltd.	650,000	10,866,794
Nippon Prologis REIT Inc.	1,048	10,635,682
Nippon Steel & Sumitomo Metal Corp.	30,705,350	94,839,293
Nippon Telegraph and Telephone Corp.	1,468,500	80,073,820

Security	Shares	Value

Nippon Yusen K.K.	6,407,000	$20,166,172
Nishi-Nippon City Bank Ltd. (The)	3,779,000	9,671,216
Nissan Motor Co. Ltd.	9,879,000	85,727,460
Nisshin Seifun Group Inc.	801,070	8,059,007
Nissin Foods Holdings Co. Ltd.	246,500	10,767,834
Nitori Holdings Co. Ltd.	133,500	13,050,890
Nitto Denko Corp.	667,500	30,120,459
NKSJ Holdings Inc.	1,335,050	35,488,754
NOK Corp.	400,500	6,577,806
Nomura Holdings Inc.	14,685,100	104,394,739
Nomura Real Estate Holdings Inc.	509,300	10,467,155
Nomura Real Estate Office Fund Inc.	1,335	5,923,298
Nomura Research Institute Ltd.	400,500	13,293,058
NSK Ltd.	2,328,000	26,821,591
NTT Data Corp.	509,391	18,330,784
NTT DOCOMO Inc.	6,141,017	100,137,386
NTT Urban Development Corp.	400,500	3,982,027
Obayashi Corp.	2,465,000	14,768,005
Odakyu Electric Railway Co. Ltd.	2,670,000	23,719,371
Oji Holdings Corp.	3,779,000	18,082,581
Olympus Corp.[a]	934,500	27,947,492
Omron Corp.	801,000	32,123,253
Ono Pharmaceutical Co. Ltd.	267,000	23,379,026
Oracle Corp. Japan	133,500	5,340,785
Oriental Land Co. Ltd.	267,000	40,828,210
ORIX Corp.	5,073,000	79,090,749
Osaka Gas Co. Ltd.	7,721,000	31,569,907
Otsuka Corp.	9,400	1,125,401
Otsuka Holdings Co. Ltd.	1,468,500	45,299,809
Panasonic Corp.	8,811,068	102,292,538
PARK24 Co. Ltd.	267,000	5,544,992
Rakuten Inc.	2,937,000	48,496,426
Resona Holdings Inc.	7,075,500	37,880,306
Ricoh Co. Ltd.	2,670,000	28,562,730
Rinnai Corp.	133,500	10,485,218
Rohm Co. Ltd.	377,900	19,194,215
Sankyo Co. Ltd.	246,500	11,782,983
Sanrio Co. Ltd.[c]	133,500	4,967,716
Santen Pharmaceutical Co. Ltd.	267,000	11,336,079
SBI Holdings Inc.	801,080	11,248,189
Secom Co. Ltd.	903,500	51,648,821

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

Sega Sammy Holdings Inc.	667,538	$16,108,359
Sekisui Chemical Co. Ltd.	1,335,000	15,682,012
Sekisui House Ltd.	2,198,400	30,911,463
Seven & I Holdings Co. Ltd.	3,070,580	123,503,644
Seven Bank Ltd.	2,002,500	7,736,285
Sharp Corp.[a]	5,340,000	18,535,667
Shikoku Electric Power Co. Inc.[a]	667,500	9,778,350
Shimadzu Corp.	631,000	5,667,461
Shimamura Co. Ltd.	133,500	11,912,046
Shimano Inc.	337,900	30,249,811
Shimizu Corp.	2,465,000	13,486,983
Shin-Etsu Chemical Co. Ltd.	1,602,000	90,526,313
Shinsei Bank Ltd.	6,675,000	13,810,119
Shionogi & Co. Ltd.	1,201,500	24,964,245
Shiseido Co. Ltd.	1,335,000	21,428,592
Shizuoka Bank Ltd. (The)	2,670,000	26,913,370
Showa Denko K.K.	5,340,000	7,330,490
Showa Shell Sekiyu K.K.	534,000	5,141,815
SMC Corp.	267,000	68,134,284
SoftBank Corp.	3,871,500	287,102,559
Sojitz Corp.	4,272,000	7,456,155
Sony Corp.	4,057,100	64,684,459
Sony Financial Holdings Inc.	772,100	12,711,241
Stanley Electric Co. Ltd.	640,700	14,700,574
Sumco Corp.	400,500	3,122,003
Sumitomo Chemical Co. Ltd.	5,340,000	22,096,191
Sumitomo Corp.	4,405,500	55,724,812
Sumitomo Electric Industries Ltd.	2,937,000	46,854,920
Sumitomo Heavy Industries Ltd.	2,465,000	11,601,706
Sumitomo Metal Mining Co. Ltd.	1,335,000	17,606,266
Sumitomo Mitsui Financial Group Inc.	4,939,500	233,643,653
Sumitomo Mitsui Trust Holdings Inc.	13,350,600	64,799,206
Sumitomo Realty & Development Co. Ltd.	1,432,000	64,477,560
Sumitomo Rubber Industries Inc.	667,500	9,392,190
Suntory Beverage & Food Ltd.	534,000	17,566,995
Suruga Bank Ltd.	1,335,000	22,881,600
Suzuken Co. Ltd.	267,040	9,321,590
Suzuki Motor Corp.	1,602,000	42,286,454
Sysmex Corp.	267,000	14,896,602
T&D Holdings Inc.	2,269,500	28,150,390

Security	Shares	Value

Taiheiyo Cement Corp.	5,340,000	$20,054,126
Taisei Corp.	3,779,000	16,748,620
Taisho Pharmaceutical Holdings Co. Ltd.	115,100	8,396,764
Taiyo Nippon Sanso Corp.	1,151,000	8,103,329
Takashimaya Co. Ltd.	1,335,000	12,605,824
Takeda Pharmaceutical Co. Ltd.	3,070,500	144,304,618
TDK Corp.	509,300	23,421,258
Teijin Ltd.	3,779,000	8,633,691
Terumo Corp.	640,700	30,374,903
THK Co. Ltd.	400,500	8,894,764
Tobu Railway Co. Ltd.	4,005,000	18,810,560
Toho Co. Ltd.	400,500	8,344,977
Toho Gas Co. Ltd.	1,335,000	6,257,097
Tohoku Electric Power Co. Inc.[a]	1,823,300	20,005,616
Tokio Marine Holdings Inc.	2,803,500	83,402,647
Tokyo Electric Power Co. Inc.[a,c]	5,765,300	26,569,505
Tokyo Electron Ltd.	667,500	34,800,191
Tokyo Gas Co. Ltd.	9,345,000	46,915,135
Tokyo Tatemono Co. Ltd.	1,335,000	12,697,456
Tokyu Corp.	5,093,000	32,010,717
Tokyu Fudosan Holdings Corp.[a]	2,136,000	18,577,556
TonenGeneral Sekiyu K.K.	1,335,000	11,728,784
Toppan Printing Co. Ltd.	2,465,000	18,272,687
Toray Industries Inc.	6,407,000	42,531,147
Toshiba Corp.	16,020,000	67,859,391
TOTO Ltd.	1,335,000	21,494,043
Toyo Seikan Group Holdings Ltd.	640,700	11,609,684
Toyo Suisan Kaisha Ltd.	145,000	4,606,560
Toyoda Gosei Co. Ltd.	246,500	5,276,359
Toyota Boshoku Corp.	133,500	1,545,948
Toyota Industries Corp.	667,500	31,056,405
Toyota Motor Corp.	11,080,500	643,415,414
Toyota Tsusho Corp.	903,500	21,589,739
Trend Micro Inc.	400,500	12,527,283
Tsumura & Co.	246,500	6,134,402
Ube Industries Ltd.	4,005,000	8,325,342
Unicharm Corp.	400,500	22,070,010
United Urban Investment Corp.	9,345	14,010,399
USS Co. Ltd.	903,580	12,492,502
West Japan Railway Co.	667,500	27,659,509
Yahoo! Japan Corp.	5,633,922	32,261,710
Yakult Honsha Co. Ltd.	267,000	13,221,062
Yamada Denki Co. Ltd.	3,604,550	12,511,749
Yamaguchi Financial Group Inc.	1,335,000	12,317,841

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

Yamaha Corp.	640,700	$9,605,631
Yamaha Motor Co. Ltd.	1,068,000	14,399,176
Yamato Holdings Co. Ltd.	1,560,500	33,203,755
Yamato Kogyo Co. Ltd.	133,500	4,005,589
Yamazaki Baking Co. Ltd.	63,000	685,071
Yaskawa Electric Corp.	1,335,000	18,588,028
Yokogawa Electric Corp.	801,000	12,621,533
Yokohama Rubber Co. Ltd. (The)	1,335,000	12,095,308

		10,708,599,168
NETHERLANDS — 2.66%
AEGON NV	7,133,500	62,404,188
Akzo Nobel NV	969,210	69,808,393
ASML Holding NV	1,440,465	122,341,145
Corio NV	266,174	11,324,842
Delta Lloyd NV	763,620	19,653,352
Fugro NV CVA	283,020	14,814,394
Gemalto NVc	323,070	36,474,809
Heineken Holding NV	410,304	23,665,309
Heineken NV	925,155	56,467,196
ING Groep NV CVA[a]	15,345,825	203,635,042
Koninklijke Ahold NV	4,035,705	67,294,676
Koninklijke DSM NV	632,790	41,925,046
Koninklijke KPN NVa	12,818,670	47,935,804
Koninklijke Philips NV	3,859,777	134,499,880
Koninklijke Vopak NV	285,947	15,725,336
OCI NVa,c	365,790	16,971,513
Randstad Holding NV	488,981	31,074,956
Reed Elsevier NV	2,788,815	57,503,511
Royal Boskalis Westminster NV CVA	298,777	14,343,804
TNT Express NV	1,426,366	12,583,710
Unilever NV CVA	6,522,810	243,702,541
Wolters Kluwer NV	1,208,737	33,383,275
Ziggo NV	612,765	26,637,214

		1,364,169,936
NEW ZEALAND — 0.12%
Auckland International Airport Ltd.	3,962,280	11,696,403
Contact Energy Ltd.	1,174,800	4,902,617
Fletcher Building Ltd.	2,808,231	20,622,105
Ryman Healthcare Ltd.	1,507,215	9,629,785
Telecom Corp. of New Zealand Ltd.	7,379,420	14,025,050

		60,875,960

Security	Shares	Value

NORWAY — 0.79%
Aker Solutions ASA	682,964	$10,424,030
DNB ASA	3,951,600	66,658,414
Gjensidige Forsikring ASA	801,061	15,321,378
Norsk Hydro ASA	4,438,875	20,085,120
Orkla ASA	3,095,345	23,991,108
Seadrill Ltd.	1,471,170	52,650,800
Statoil ASA	4,545,369	107,387,707
Subsea 7 SA	1,123,490	19,255,491
Telenor ASA	2,840,880	58,807,198
Yara International ASA	761,641	31,362,935

		405,944,181
PORTUGAL — 0.18%
Banco Espirito Santo SA Registered[a]	7,565,445	11,528,694
Energias de Portugal SA	8,062,065	30,289,673
Galp Energia SGPS SA Class B	1,391,070	21,535,653
Jeronimo Martins SGPS SA	1,019,940	17,474,971
Portugal Telecom SGPS SA Registered[c]	2,663,325	11,726,665

		92,555,656
SINGAPORE — 1.40%
Ascendas REIT	8,010,000	13,347,911
CapitaCommercial Trust[c]	5,340,000	5,932,405
CapitaLand Ltd.	10,680,000	23,061,180
CapitaMall Trust Management Ltd.	8,010,000	11,718,589
CapitaMalls Asia Ltd.	5,340,000	7,352,840
City Developments Ltd.	2,305,000	15,779,025
ComfortDelGro Corp. Ltd.	9,035,000	13,677,613
DBS Group Holdings Ltd.	6,675,000	86,009,427
Genting Singapore PLC	24,030,000	25,943,827
Global Logistic Properties Ltd.	12,015,000	26,413,824
Golden Agri-Resources Ltd.	28,745,194	11,694,180
Hutchison Port Holdings Trust	20,861,000	13,872,565
Jardine Cycle & Carriage Ltd.	239,000	6,544,359
Keppel Corp. Ltd.	5,708,000	46,442,810
Keppel Land Ltd.	2,670,000	6,600,845
Noble Group Ltd.	18,690,727	13,891,559
Olam International Ltd.[c]	5,340,000	6,183,070
Oversea-Chinese Banking Corp. Ltd.	10,349,200	75,299,296
SembCorp Industries Ltd.	2,670,000	10,966,594
SembCorp Marine Ltd.[c]	2,670,000	8,480,833
Singapore Airlines Ltd.[c]	2,465,200	18,495,750

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

Singapore Exchange Ltd.	3,779,000	$20,252,034
Singapore Press Holdings Ltd.[c]	6,391,750	19,952,341
Singapore Technologies Engineering Ltd.	6,407,000	18,997,442
Singapore Telecommunications Ltd.	32,040,285	88,485,531
StarHub Ltd.	1,335,000	4,459,748
United Overseas Bank Ltd.	5,340,000	83,554,999
UOL Group Ltd.	2,155,000	9,896,613
Wilmar International Ltd.	7,721,000	18,846,440
Yangzijiang Shipbuilding	6,675,000	6,005,516

		718,159,166
SPAIN — 3.40%
Abertis Infraestructuras SA	1,524,343	34,072,454
Actividades de Construcciones y Servicios SA	625,588	22,002,051
Amadeus IT Holding SA Class A	1,547,265	61,251,110
Banco Bilbao Vizcaya Argentaria SA	23,098,170	275,980,546
Banco de Sabadell SA	13,830,601	40,902,218
Banco Popular Espanol SA	5,209,170	35,868,773
Banco Santander SA	45,778,485	395,718,742
Bankia SAa,c	16,236,270	28,201,311
CaixaBank SA	6,808,500	41,776,304
Distribuidora Internacional de Alimentacion SA	2,451,638	20,180,784
Enagas SA	661,825	18,117,838
Ferrovial SA	1,619,041	31,123,773
Gas Natural SDG SA	1,413,232	34,981,226
Grifols SA	605,601	31,397,395
Iberdrola SA	18,842,190	116,299,933
Iberdrola SA New	517,121	3,191,834
Industria de Diseno Textil SA	886,440	132,331,776
International Consolidated Airlines Group SAa	3,988,223	27,305,729
Mapfre SA	4,090,440	16,896,012
Red Electrica Corporacion SA	383,283	26,831,056
Repsol SA	3,532,569	82,795,665
Telefonica SA	16,489,920	254,396,861
Zardoya Otis SA	636,795	10,691,439

		1,742,314,830
SWEDEN — 3.23%
Alfa Laval AB	1,258,905	30,577,418
Assa Abloy AB Class B	1,331,927	66,533,276

Security	Shares	Value

Atlas Copco AB Class A	2,633,958	$71,620,868
Atlas Copco AB Class B	1,596,660	39,976,257
Boliden AB	1,182,810	18,005,410
Electrolux AB Class B	970,545	20,637,907
Elekta AB Class B	1,494,537	21,803,227
Getinge AB Class B	821,922	28,275,463
Hennes & Mauritz AB Class B	3,812,760	164,480,679
Hexagon AB Class B	979,276	31,130,631
Husqvarna AB Class B	1,731,495	10,056,436
Industrivarden AB Class C	479,783	8,699,741
Investment AB Kinnevik Class B	885,105	34,775,749
Investor AB Class B	1,826,327	59,201,764
Lundin Petroleum ABa	897,971	15,528,141
Millicom International Cellular SA SDR	268,335	26,152,230
Nordea Bank AB	12,171,195	163,058,538
Sandvik AB	4,227,945	59,354,762
Scania AB Class B	1,273,590	26,109,159
Securitas AB Class B	1,280,844	13,324,597
Skandinaviska Enskilda Banken AB Class A	6,051,555	78,207,441
Skanska AB Class B	1,523,329	30,065,398
SKF AB Class B	1,579,784	41,918,744
Svenska Cellulosa AB Class B	2,366,955	67,434,100
Svenska Handelsbanken AB Class A	2,005,170	95,446,362
Swedbank AB Class A	3,633,870	95,090,576
Swedish Match AB	825,030	24,198,124
Tele2 AB Class B	1,311,066	14,460,140
Telefonaktiebolaget LM Ericsson Class B	12,203,235	149,133,665
TeliaSonera AB	9,585,300	71,177,390
Volvo AB Class B	6,024,855	79,887,173

		1,656,321,366
SWITZERLAND — 9.06%
ABB Ltd. Registered[a]	8,780,295	219,301,356
Actelion Ltd. Registered[a]	409,845	38,556,610
Adecco SA Registered[a]	542,692	42,755,009
Aryzta AGa	353,965	27,886,493
Baloise Holding AG Registered	205,809	24,656,629
Barry Callebaut AG Registered[a]	8,010	9,498,968
Compagnie Financiere Richemont SA Class A Bearer	2,097,285	194,872,779

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

Credit Suisse Group AG Registered	6,064,905	$183,490,749
EMS-Chemie Holding AG Registered	29,370	10,109,974
Geberit AG Registered	153,525	44,617,435
Givaudan SA Registered[a]	33,375	49,455,364
Holcim Ltd. Registered[a]	925,565	67,451,322
Julius Baer Group Ltd.[a]	907,169	44,123,883
Kuehne & Nagel International AG Registered	217,605	28,953,130
Lindt & Spruengli AG Participation Certificates	3,779	16,982,863
Lindt & Spruengli AG Registered	194	10,409,573
Lonza Group AG Registered[a]	224,042	22,548,919
Nestle SA Registered	12,956,175	941,330,884
Novartis AG Registered	9,259,560	734,098,612
Pargesa Holding SA Bearer	110,805	8,931,447
Partners Group Holding AG	68,085	16,155,763
Roche Holding AG Genusschein	2,826,195	777,972,079
Schindler Holding AG Participation Certificates	214,508	31,146,472
Schindler Holding AG Registered	45,390	6,680,823
SGS SA Registered	22,695	51,446,845
Sika AG Bearer	8,010	26,427,295
Sonova Holding AG Registered[a]	204,495	28,134,574
Sulzer AG Registered	96,910	14,649,124
Swatch Group AG (The) Bearer	118,815	70,909,852
Swatch Group AG (The) Registered	205,809	21,168,341
Swiss Life Holding AG Registered[a]	128,160	27,679,673
Swiss Prime Site AG Registered	220,100	17,133,606
Swiss Re AGa	1,412,430	122,270,758
Swisscom AG Registered	97,455	53,664,008
Syngenta AG Registered	375,135	133,004,857
Transocean Ltd.	1,459,155	63,592,832
UBS AG Registered[a]	14,571,525	289,451,482
Zurich Insurance Group AGa	596,745	173,491,921

		4,645,012,304
UNITED KINGDOM — 21.75%
3i Group PLC	3,977,711	24,409,792
Aberdeen Asset Management PLC	3,786,060	24,316,362

Security	Shares	Value

Admiral Group PLC	770,295	$18,292,854
Aggreko PLC	1,070,670	27,203,305
AMEC PLC	1,217,935	20,616,640
Anglo American PLC	5,656,395	133,490,610
Antofagasta PLC	1,653,230	23,108,095
ARM Holdings PLC	5,625,690	86,445,811
Associated British Foods PLC	1,439,512	64,230,554
AstraZeneca PLC	5,040,960	319,660,006
Aviva PLC	11,739,990	85,858,695
Babcock International Group PLC	1,444,768	33,004,219
BAE Systems PLC	12,953,505	91,348,697
Barclays PLC	61,112,295	273,685,411
BG Group PLC	13,619,670	228,756,808
BHP Billiton PLC	8,545,522	252,162,530
BP PLC	75,407,475	592,377,892
British American Tobacco PLC	7,629,525	365,629,785
British Land Co. PLC	3,733,995	40,287,008
British Sky Broadcasting Group PLC	4,226,610	60,848,914
BT Group PLC	31,861,760	200,708,206
Bunzl PLC	1,342,439	30,622,495
Burberry Group PLC	1,792,905	42,666,045
Capita PLC	2,637,737	42,634,621
Carnival PLC	747,600	30,728,371
Centrica PLC	20,609,730	105,406,754
Cobham PLC	4,356,642	21,028,697
Coca-Cola HBC AG SP ADR	815,497	21,529,121
Compass Group PLC	7,281,090	108,951,420
Croda International PLC	559,774	22,189,452
Diageo PLC	10,068,570	297,932,216
Direct Line Insurance Group PLC	3,629,865	15,796,650
easyJet PLC[c]	637,137	17,214,372
Experian PLC	4,057,702	69,353,764
Fresnillo PLC	762,285	9,640,122
G4S PLC	6,243,795	24,504,142
GKN PLC	6,648,461	43,082,852
GlaxoSmithKline PLC	19,692,585	506,169,560
Glencore Xstrata PLC	42,780,075	226,739,825
Hammerson PLC	2,757,148	23,811,642
Hargreaves Lansdown PLC	854,831	20,876,400
HSBC Holdings PLC	74,739,975	770,153,043
ICAP PLC	2,211,665	14,048,352
IMI PLC	1,292,670	31,802,848

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

Imperial Tobacco Group PLC	3,887,520	$142,026,258
Inmarsat PLC	1,841,932	21,205,000
InterContinental Hotels Group PLC	1,082,685	35,052,976
Intertek Group PLC	651,591	30,326,680
Intu Properties PLC	2,650,654	13,748,223
Investec PLC	2,282,588	14,705,173
ITV PLC	15,163,820	48,969,731
J Sainsbury PLC	4,950,580	28,061,173
Johnson Matthey PLC	837,690	44,481,235
Kingfisher PLC	9,609,330	58,368,915
Land Securities Group PLC	3,074,321	51,990,158
Legal & General Group PLC	23,906,175	84,588,373
Lloyds Banking Group PLC[a]	199,673,280	273,351,525
London Stock Exchange Group PLC	713,186	21,566,376
Marks & Spencer Group PLC	6,548,760	50,680,899
Meggitt PLC	3,092,717	26,201,454
Melrose Industries PLC	5,174,460	26,302,771
National Grid PLC	14,899,935	193,204,805
Next PLC	644,805	66,231,556
Old Mutual PLC	19,495,005	55,267,395
Pearson PLC	3,320,145	60,676,202
Persimmon PLC	1,216,621	26,252,858
Petrofac Ltd.	1,056,912	20,062,145
Prudential PLC	10,214,085	206,136,255
Randgold Resources Ltd.	353,775	24,378,588
Reckitt Benckiser Group PLC	2,603,250	195,219,364
Reed Elsevier PLC	4,862,705	70,885,612
Resolution Ltd.	5,670,336	32,485,737
Rexam PLC	3,136,316	25,411,089
Rio Tinto PLC	5,131,740	273,548,976
Rolls-Royce Holdings PLC[a]	7,504,547	146,396,855
Royal Bank of Scotland Group PLC[a]	8,620,095	48,166,769
Royal Dutch Shell PLC Class A	15,407,235	532,627,726
Royal Dutch Shell PLC Class B	10,087,260	368,858,484
RSA Insurance Group PLC	14,602,230	23,278,097
SABMiller PLC	3,838,125	172,832,823
Sage Group PLC (The)	4,708,545	31,595,312
Schroders PLC	425,302	17,243,409
SEGRO PLC	2,962,957	16,414,991
Serco Group PLC	2,011,112	14,446,865

Security	Shares	Value

Severn Trent PLC	983,218	$27,906,072
Shire PLC	2,226,780	111,361,690
Smith & Nephew PLC	3,657,900	52,661,410
Smiths Group PLC	1,566,644	37,024,206
SSE PLC	3,900,348	83,779,062
Standard Chartered PLC	9,682,755	197,322,757
Standard Life PLC	9,418,425	56,590,173
Tate & Lyle PLC	1,890,550	23,535,713
Tesco PLC	32,367,075	170,405,940
Travis Perkins PLC	984,532	28,137,530
TUI Travel PLC	1,891,864	13,226,470
Tullow Oil PLC	3,616,515	46,983,860
Unilever PLC	5,135,745	197,419,579
United Utilities Group PLC	2,813,487	33,106,592
Vodafone Group PLC	194,397,360	723,787,329
Weir Group PLC (The)	853,458	29,370,773
Whitbread PLC	714,500	44,045,936
William Hill PLC	3,466,392	18,936,305
Wm Morrison Supermarkets PLC	8,980,545	35,407,029
Wolseley PLC	1,065,652	57,479,175
WPP PLC	5,313,300	111,509,478

		11,156,570,870

TOTAL COMMON STOCKS
(Cost: $46,084,000,670)		50,731,133,783

PREFERRED STOCKS — 0.61%

GERMANY — 0.61%
Bayerische Motoren Werke AG	197,580	15,882,881
Fuchs Petrolub SE	142,900	12,892,155
Henkel AG & Co. KGaA	704,880	76,406,511
Porsche Automobil Holding SE	620,775	60,785,197
Volkswagen AG	579,390	146,930,348

		312,897,092

TOTAL PREFERRED STOCKS
(Cost: $182,136,227)		312,897,092

RIGHTS — 0.02%

AUSTRIA — 0.00%
Raiffeisen International Bank Holding AGa,c	208,188	3

		3

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

SPAIN — 0.02%
Actividades Construccion y Servicios SAa	625,588	$356,015
Banco Popular Espanol SAa	5,209,170	288,018
Banco Santander SAa	45,229,829	9,088,210

		9,732,243

TOTAL RIGHTS
(Cost: $10,005,555)		9,732,246

SHORT-TERM INVESTMENTS — 0.46%

MONEY MARKET FUNDS — 0.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[f,g,h]	213,277,228	213,277,228
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[f,g,h]	12,005,085	12,005,085
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	10,956,264	10,956,264

		236,238,577

TOTAL SHORT-TERM INVESTMENTS
(Cost: $236,238,577)		236,238,577

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $46,512,381,029)		51,290,001,698
Other Assets, Less Liabilities — (0.01)%		(3,440,024)

NET ASSETS — 100.00%		$51,286,561,674

FDR  —  Fiduciary Depositary Receipts

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of January 31, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
237	ASX SPI 200 Index (Mar. 2014)	Sydney Futures	$26,587,055	$305,048

1,724	EURO STOXX 50 ( Mar. 2014)	NYSE LIFFE- London	70,165,508	1,044,329

676	FTSE 100 Index (Mar. 2014)	Eurex	71,752,148	(424,081)

419	TOPIX Index (Mar. 2014)	Tokyo Stock	49,917,635	(1,961,651)

			$218,422,346	$(1,036,355)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2014

	iShares Currency Hedged MSCI EAFE ETF	iShares MSCI EAFE ETF

ASSETS
Investments, at cost:
Unaffiliated	$—	$46,276,142,452
Affiliated (Note 2)	2,368,836	236,238,577

Total cost of investments	$2,368,836	$46,512,381,029

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$—	$51,053,763,121
Affiliated (Note 2)	2,368,836	236,238,577

Total fair value of investments	2,368,836	51,290,001,698
Foreign currency, at value[b]	—	149,190,816
Foreign currency pledged to broker, at value[b]	—	11,423,126
Receivables:
Investment securities sold	—	57,492
Due from custodian (Note 4)	—	4,790,926
Dividends and interest	—	86,005,541
Capital shares sold	5,663	—

Total Assets	2,374,499	51,541,469,599

LIABILITIES
Payables:
Investment securities purchased	—	13,702,574
Collateral for securities on loan (Note 1)	—	225,282,313
Futures variation margin	—	1,036,355
Investment advisory fees (Note 2)	—	14,886,683

Total Liabilities	—	254,907,925

NET ASSETS	$2,374,499	$51,286,561,674

Net assets consist of:
Paid-in capital	$2,374,499	$52,148,379,098
Distributions in excess of net investment income	—	(108,012,358)
Accumulated net realized loss	—	(5,531,262,169)
Net unrealized appreciation	—	4,777,457,103

NET ASSETS	$2,374,499	$51,286,561,674

Shares outstanding[c]	100,000	801,000,000

Net asset value per share	$23.74	$64.03

[a]	Securities on loan with values of $ — and $213,609,679, respectively. See Note 1.
[b]	Cost of foreign currency including currency at broker, if any: $ — and $161,032,139, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2014

	iShares Currency Hedged MSCI EAFE ETF[a]	iShares MSCI EAFE ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$—	$471,781,676
Interest — unaffiliated	—	23,770
Interest — affiliated (Note 2)	—	5,745
Securities lending income — affiliated (Note 2)	—	2,559,760

Total investment income	—	474,370,951

EXPENSES
Investment advisory fees (Note 2)	—	81,194,535

Total expenses	—	81,194,535

Net investment income	—	393,176,416

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	(113,892,936)
In-kind redemptions — unaffiliated	—	398,701,924
Futures contracts	—	21,261,552
Foreign currency transactions	—	3,292,983

Net realized gain	—	309,363,523

Net change in unrealized appreciation/depreciation on:
Investments	—	2,351,012,081
Futures contracts	—	(8,053,046)
Translation of assets and liabilities in foreign currencies	—	1,195,569

Net change in unrealized appreciation/depreciation	—	2,344,154,604

Net realized and unrealized gain	—	2,653,518,127

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$—	$3,046,694,543

[a]	For the period from January 31, 2014 (commencement of operations) to January 31, 2014.
[b]	Net of foreign withholding tax of $ — and $22,879,347, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Currency Hedged MSCI EAFE ETF	iShares MSCI EAFE ETF
	Period from January 31, 2014[a] to January 31, 2014 (Unaudited)	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$—	$393,176,416	$1,166,554,440
Net realized gain	—	309,363,523	315,946,933
Net change in unrealized appreciation/depreciation	—	2,344,154,604	6,577,062,749

Net increase in net assets resulting from operations	—	3,046,694,543	8,059,564,122

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(432,320,740)	(1,215,026,892)

Total distributions to shareholders	—	(432,320,740)	(1,215,026,892)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,374,499	7,659,227,782	3,259,066,766
Cost of shares redeemed	—	(1,045,877,286)	(2,471,486,094)

Net increase in net assets from capital share transactions	2,374,499	6,613,350,496	787,580,672

INCREASE IN NET ASSETS	2,374,499	9,227,724,299	7,632,117,902

NET ASSETS
Beginning of period	—	42,058,837,375	34,426,719,473

End of period	$2,374,499	$51,286,561,674	$42,058,837,375

Distributions in excess of net investment income included in net assets at end of period	$—	$(108,012,358)	$(68,868,034)

SHARES ISSUED AND REDEEMED
Shares sold	100,000	118,200,000	56,400,000
Shares redeemed	—	(16,200,000)	(42,000,000)

Net increase in shares outstanding	100,000	102,000,000	14,400,000

[a]	Commencement of operations.

See notes to financial statements.

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Currency Hedged MSCI EAFE ETF

Period from Jan. 31, 2014[a] to Jan. 31, 2014
Net asset value, beginning and end of period	$23.74

Total return	0.00%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,374
Ratio of expenses to average net assets[c]	0.00%
Ratio of net investment income to average net assets	0.00%
Portfolio turnover rate[d]	0%

[a]	Commencement of operations.
[b]	Not annualized.
[c]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[d]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Financial Highlights (Continued)

iSHARES® MSCI EAFE ETF

(For a share outstanding throughout each period)

	iShares MSCI EAFE ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009
Net asset value, beginning of period	$60.17	$50.29	$58.87	$51.76	$50.11	$66.76

Income from investment operations:
Net investment income[a]	0.53	1.68	1.70	1.66	1.33	1.45
Net realized and unrealized gain (loss)[b]	3.88	9.96	(8.56)	7.13	1.67	(16.61)

Total from investment operations	4.41	11.64	(6.86)	8.79	3.00	(15.16)

Less distributions from:
Net investment income	(0.55)	(1.76)	(1.72)	(1.68)	(1.35)	(1.49)

Total distributions	(0.55)	(1.76)	(1.72)	(1.68)	(1.35)	(1.49)

Net asset value, end of period	$64.03	$60.17	$50.29	$58.87	$51.76	$50.11

Total return	7.33%[c]	23.39%	(11.54)%	17.04%	6.05%	(22.38)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$51,286,562	$42,058,837	$34,426,719	$38,957,382	$33,386,001	$32,048,098
Ratio of expenses to average net assets[d,e]	0.34%	0.34%	0.34%	0.34%	0.35%	0.35%
Ratio of net investment income to average net assets[d]	1.63%	2.95%	3.32%	2.86%	2.50%	3.19%
Portfolio turnover rate[f]	2%	3%	5%	6%	5%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the periods ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged MSCI EAFE[a]	Non-diversified
MSCI EAFE	Diversified

[a]	The Fund commenced operations on January 31, 2014.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Currency Hedged MSCI EAFE
Assets:
Investment Companies	$2,368,836	$—	$—	$2,368,836

MSCI EAFE
Assets:
Common Stocks	$50,727,941,419	$3,191,834	$530	$50,731,133,783
Preferred Stocks	312,897,092	—	—	312,897,092
Rights	644,033	9,088,213	—	9,732,246
Money Market Funds	236,238,577	—	—	236,238,577
Liabilities:
Futures Contracts[a]	(1,036,355)	—	—	(1,036,355)

	$51,276,684,766	$12,280,047	$530	$51,288,965,343

[a]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2014 are reflected in dividends receivable. Dividend income and capital gain distributions from underlying funds, if any, are recognized on the ex-dvidend date. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of January 31, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment advisor, or its affiliates.

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of January 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

As of January 31, 2014, the iShares MSCI EAFE ETF had securities on loan with a market value of $213,609,679 as disclosed in the Fund’s statement of assets and liabilities. The value of the related collateral disclosed in the Fund’s schedule of investments exceeded the value of the securities on loan at period end.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares MSCI EAFE ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

For its investment advisory services to the iShares Currency Hedged MSCI EAFE ETF, BFA is entitled to an annual investment advisory fee of 0.39% based on the average daily net assets of the Fund.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Currency Hedged MSCI EAFE ETF through November 30, 2015 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) the iShares MSCI EAFE ETF retains 75% of securities lending income (commencing January 1, 2015 the amount the Fund will retain is expected to change to 70% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, the Fund retained 65% of securities lending income and paid no collateral investment fees.

For the six months ended January 31, 2014, the iShares MSCI EAFE ETF paid to BTC securities lending agent services and collateral investment fees in the amount of $1,284,713.

In addition, commencing the business day following a “Hurdle Date” (the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 (or lesser amount as may be agreed to by the iShares MSCI EAFE ETF and BTC) and pursuant to a securities lending agreement, (i) the Fund will receive for the remainder of that calendar year 80% of securities lending income (for any Hurdle Date after January 1, 2015, the Fund will retain 75% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to the same securities lending agreement, (i) the iShares Currency Hedged MSCI EAFE ETF will retain 75% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income generated across the iShares ETF Complex in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 (or lesser amount as may be agreed to by the iShares Currency Hedged MSCI EAFE ETF and BTC) and pursuant to the securities lending agreement, (i) the Fund will receive for the remainder of that calendar year 80% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the period ended January 31, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Currency Hedged MSCI EAFE
iShares MSCI EAFE ETF	—	37,240	—	37,240	$2,368,836	$—	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended January 31, 2014 were as follows:

iShares ETF	Purchases	Sales
MSCI EAFE	$856,057,670	$712,208,078

In-kind transactions (see Note 4) for the period ended January 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI EAFE	$2,368,836	$—
MSCI EAFE	7,456,258,599	1,016,238,667

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2013, the Funds’ fiscal year-end, the iShares MSCI EAFE ETF had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non- Expiring[a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
$1,128,420,093	$587,985,426	$1,597,347,728	$896,354,758	$4,210,108,005

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI EAFE	$2,368,836	$—	$—	$—
MSCI EAFE	47,816,265,123	9,262,475,317	(5,788,738,742)	3,473,736,575

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares MSCI EAFE ETF as of January 31, 2014 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Liabilities
Equity contracts:
Variation margin / Net assets consist of — net unrealized appreciation (depreciation)[a]	$(1,036,355)

[a]	Represents cumulative appreciation (depreciation) of futures contracts as reported in the schedule of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares MSCI EAFE ETF during the six months ended January 31, 2014 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$21,261,552	$(8,053,046)

For the six months ended January 31, 2014, the average quarter-end number of contracts and notional value of open futures contracts for the iShares MSCI EAFE ETF were 3,196 and $223,832,739, respectively.

7.	FORWARD CURRENCY CONTRACTS

The iShares Currency Hedged MSCI EAFE ETF may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of the Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

As of January 31, 2014 there was no realized or unrealized gain/loss on forward currency contracts held by the iShares Currency Hedged MSCI EAFE ETF. Open forward contracts are presented in the Fund’s schedule of investments.

The iShares Currency Hedged MSCI EAFE ETF’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. In order to better define its contractual rights and to secure rights that will help the Fund to mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Fund generally do not require collateral. To the extent amounts due to the Fund from the counterparty are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to netting arrangements in the statement of assets and liabilities.

8.	LEGAL PROCEEDINGS

On January 18, 2013, a lawsuit was filed in the United States District Court for the Middle District of Tennessee by Laborers’ Local 265 Pension Fund and Plumbers and Pipefitters Local No. 572 Pension Fund (the “Plaintiffs”) against BFA, BTC, and the current members of the iShares Trust Board of Trustees and the Board of Directors of iShares, Inc. (collectively, “Defendants”) for alleged violations of, among other things, Sections 36(a) and 36(b) of the 1940 Act. The complaint purports to be brought derivatively on behalf of iShares Trust and iShares, Inc., as well as the following eight funds: iShares Russell Mid-Cap ETF; iShares MSCI EAFE ETF; iShares MSCI Emerging Markets ETF; iShares Russell 2000 Growth ETF; iShares Russell 2000 Value ETF; iShares Core S&P Mid-Cap ETF; iShares Core S&P Small-Cap ETF; and iShares U.S. Real Estate ETF. The complaint alleges, among other things, that BFA and BTC breached their fiduciary duties under the 1940 Act by charging allegedly excessive fees in connection with the provision of securities lending services to the above eight funds, that the individual defendants breached their fiduciary duties under the 1940 Act by approving those fee arrangements, and that the securities lending contracts are unenforceable under Section 47(b) of the 1940 Act. Plaintiffs seek injunctive relief, rescission of the securities lending contracts, and monetary damages of an unspecified amount. Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit. On March 11, 2013, the Defendants filed a motion to dismiss the lawsuit. On August 28, 2013, the court dismissed the claims without prejudice. The deadline for the Plaintiffs’ request to amend the complaint was September 17, 2013. The Plaintiffs submitted a motion to extend the time to file and the court granted the 30-day extension until October 17, 2013. The Plaintiffs did not amend their complaint prior to this deadline. The Court dismissed the complaint with prejudice on October 24, 2013. The Plaintiffs filed a notice of appeal on November 8, 2013. On February 13, 2014, the Plaintiffs filed an appeal brief with the United States Court of Appeals for the Sixth Circuit. The Defendants expect to submit a reply in March 2014.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES CURRENCY HEDGED MSCI EAFE ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on September 11-12, 2013, the Board, including all of the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including any proposed advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included, in part, mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by an “at cost” service provider), as applicable. In support of its review of the statistical information, the Board was provided with a general description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in identifying comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the proposed investment advisory fee rate and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the proposed investment advisory fees and expense levels of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board noted that BFA is an indirect wholly-owned subsidiary of BlackRock. The Board acknowledged that additional resources to support iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as risk management, investor

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	37

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES CURRENCY HEDGED MSCI EAFE ETF

education, product management, customized portfolio consulting support, and capital markets support. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two-year term, any adjustments in the Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board considered certain information received at previous meetings regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do manage Other Accounts that have substantially the same investment objective and strategy as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different, generally more extensive, services provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses to be borne by BFA under

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES CURRENCY HEDGED MSCI EAFE ETF

this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for investment companies, including the Fund, were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed. The Board considered the proposed investment advisory fee rate for the Fund in relation to that of iShares MSCI EAFE ETF which is not currency hedged.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates, in the event of any lending of the Fund’s securities. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	39

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI EAFE	$0.484505	$—	$0.067206	$0.551711	88%	—%	12%	100%

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	41

Notes:

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474-2737.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-73-0114

JANUARY 31, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Conservative Allocation ETF | AOK | NYSE Arca
➢	iShares Moderate Allocation ETF | AOM | NYSE Arca
➢	iShares Growth Allocation ETF | AOR | NYSE Arca
➢	iShares Aggressive Allocation ETF | AOA | NYSE Arca
➢	iShares Target Date Retirement Income ETF | TGR | NYSE Arca
➢	iShares Target Date 2010 ETF | TZD | NYSE Arca
➢	iShares Target Date 2015 ETF | TZE | NYSE Arca
➢	iShares Target Date 2020 ETF | TZG | NYSE Arca
➢	iShares Target Date 2025 ETF | TZI | NYSE Arca
➢	iShares Target Date 2030 ETF | TZL | NYSE Arca
➢	iShares Target Date 2035 ETF | TZO | NYSE Arca
➢	iShares Target Date 2040 ETF | TZV | NYSE Arca
➢	iShares Target Date 2045 ETF | TZW | NYSE Arca
➢	iShares Target Date 2050 ETF | TZY | NYSE Arca
➢	iShares Morningstar Multi-Asset Income ETF | IYLD | BATS

Fund Performance Overview

iSHARES® CONSERVATIVE ALLOCATION ETF

Performance as of January 31, 2014

The iShares Conservative Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a conservative target risk allocation strategy, as represented by the S&P Target Risk Conservative Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 2.74%, net of fees, while the total return for the Index was 2.76%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.78%	4.81%	4.81%	4.78%	4.81%	4.81%
5 Years	7.20%	6.83%	7.26%	41.54%	39.15%	41.99%
Since Inception	6.54%	6.55%	6.61%	39.37%	39.44%	39.87%

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,027.40	$0.56	$1,000.00	$1,024.70	$0.56	0.11%

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the Underlying Funds in which each Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Asset Class	Percentage of Total Investments*

Domestic Fixed Income	66.91%
Domestic Equity	19.64
International Equity	13.45

TOTAL	100.00%

*	Excludes money market funds.

FIVE LARGEST FUND HOLDINGS

As of 1/31/14

Security	Percentage of Total Investments*

iShares Core Total U.S. Bond Market ETF	34.79%
iShares Short Treasury Bond ETF	20.03
iShares Core S&P 500 ETF	13.83
iShares MSCI EAFE ETF	11.91
iShares iBoxx $ High Yield Corporate Bond ETF	6.78

TOTAL	87.34%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MODERATE ALLOCATION ETF

Performance as of January 31, 2014

The iShares Moderate Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a moderate target risk allocation strategy, as represented by the S&P Target Risk Moderate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 3.50%, net of fees, while the total return for the Index was 3.53%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.98%	7.01%	7.03%	6.98%	7.01%	7.03%
5 Years	9.18%	9.08%	9.28%	55.13%	54.46%	55.83%
Since Inception	7.69%	7.69%	7.79%	47.46%	47.49%	48.14%

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,035.00	$0.56	$1,000.00	$1,024.70	$0.56	0.11%

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the Underlying Funds in which each Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Asset Class	Percentage of Total Investments*

Domestic Fixed Income	54.61%
Domestic Equity	26.20
International Equity	17.75
Domestic Real Estate	1.44

TOTAL	100.00%

*	Excludes money market funds.

FIVE LARGEST FUND HOLDINGS

As of 1/31/14

Security	Percentage of Total Investments*

iShares Core Total U.S. Bond Market ETF	28.42%
iShares Core S&P 500 ETF	17.37
iShares Short Treasury Bond ETF	15.99
iShares MSCI EAFE ETF	13.58
iShares iBoxx $ High Yield Corporate Bond ETF	6.57

TOTAL	81.93%

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GROWTH ALLOCATION ETF

Performance as of January 31, 2014

The iShares Growth Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a growth allocation target risk strategy, as represented by the S&P Target Risk Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 4.49%, net of fees, while the total return for the Index was 4.54%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	10.30%	10.17%	10.38%	10.30%	10.17%	10.38%
5 Years	12.52%	12.50%	12.63%	80.39%	80.18%	81.23%
Since Inception	9.87%	9.86%	9.98%	63.82%	63.77%	64.62%

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,044.90	$0.57	$1,000.00	$1,024.70	$0.56	0.11%

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the Underlying Funds in which each Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Asset Class	Percentage of Total Investments*

Domestic Equity	41.04%
Domestic Fixed Income	36.27
International Equity	19.63
Domestic Real Estate	3.06

TOTAL	100.00%

*	Excludes money market funds.

FIVE LARGEST FUND HOLDINGS

As of 1/31/14

Security	Percentage of Total Investments*

iShares Core S&P 500 ETF	27.86%
iShares Core Total U.S. Bond Market ETF	23.73
iShares MSCI EAFE ETF	14.35
iShares Core S&P Mid-Cap ETF	7.45
iShares Core S&P Small-Cap ETF	5.73

TOTAL	79.12%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® AGGRESSIVE ALLOCATION ETF

Performance as of January 31, 2014

The iShares Aggressive Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent an aggressive target risk allocation strategy, as represented the S&P Target Risk Aggressive Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 5.56%, net of fees, while the total return for the Index was 5.61%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.98%	14.00%	14.10%	13.98%	14.00%	14.10%
5 Years	16.71%	16.71%	16.85%	116.55%	116.54%	117.86%
Since Inception	12.59%	12.59%	12.73%	86.21%	86.28%	87.34%

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,055.60	$0.57	$1,000.00	$1,024.70	$0.56	0.11%

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the Underlying Funds in which each Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Asset Class	Percentage of Total Investments*

Domestic Equity	51.54%
International Equity	29.56
Domestic Fixed Income	15.27
Domestic Real Estate	3.63

TOTAL	100.00%

*	Excludes money market funds.

FIVE LARGEST FUND HOLDINGS

As of 1/31/14

Security	Percentage of Total Investments*

iShares Core S&P 500 ETF	29.16%
iShares MSCI EAFE ETF	21.96
iShares Core S&P Mid-Cap ETF	17.78
iShares Core Total U.S. Bond Market ETF	9.28
iShares MSCI Emerging Markets ETF	7.59

TOTAL	85.77%

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® TARGET DATE RETIREMENT INCOME ETF

Performance as of January 31, 2014

The iShares Target Date Retirement Income ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds for investors who have retired or plan to retire in the near term, as represented by the S&P Target Date Retirement Income Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 2.62%, net of fees, while the total return for the Index was 2.64%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.57%	4.57%	4.62%	4.57%	4.57%	4.62%
5 Years	8.32%	7.35%	8.38%	49.15%	42.55%	49.56%
Since Inception	7.42%	7.43%	7.49%	45.58%	45.59%	45.99%

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,026.20	$0.56	$1,000.00	$1,024.70	$0.56	0.11%

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the Underlying Funds in which each Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Asset Class	Percentage of Total Investments*

Domestic Fixed Income	71.65%
Domestic Equity	20.28
International Equity	8.07

TOTAL	100.00%

*	Excludes money market funds.

FIVE LARGEST FUND HOLDINGS

As of 1/31/14

Security	Percentage of Total Investments*

iShares Core Total U.S. Bond Market ETF	40.76%
iShares Short Treasury Bond ETF	18.08
iShares Core S&P 500 ETF	15.41
iShares TIPS Bond ETF	9.78
iShares MSCI EAFE ETF	7.05

TOTAL	91.08%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® TARGET DATE 2010 ETF

Performance as of January 31, 2014

The iShares Target Date 2010 ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds for investors who plan to retire or begin to gradually withdraw their money around 2010, as represented by the S&P Target Date 2010 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 3.19%, net of fees, while the total return for the Index was 3.24%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.46%	6.40%	6.55%	6.46%	6.40%	6.55%
5 Years	9.94%	9.33%	10.01%	60.59%	56.23%	61.13%
Since Inception	8.50%	8.50%	8.59%	53.42%	53.42%	53.98%

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,031.90	$0.56	$1,000.00	$1,024.70	$0.56	0.11%

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the Underlying Funds in which each Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Asset Class	Percentage of Total Investments*

Domestic Fixed Income	61.38%
Domestic Equity	27.28
International Equity	11.34

TOTAL	100.00%

*	Excludes money market funds.

FIVE LARGEST FUND HOLDINGS

As of 1/31/14

Security	Percentage of Total Investments*

iShares Core Total U.S. Bond Market ETF	36.66%
iShares Core S&P 500 ETF	19.75
iShares Short Treasury Bond ETF	14.33
iShares MSCI EAFE ETF	9.85
iShares TIPS Bond ETF	7.47

TOTAL	88.06%

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® TARGET DATE 2015 ETF

Performance as of January 31, 2014

The iShares Target Date 2015 ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds for investors who plan to retire or begin to gradually withdraw their money around 2015, as represented by the S&P Target Date 2015 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 3.68%, net of fees, while the total return for the Index was 3.73%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.12%	8.05%	8.22%	8.12%	8.05%	8.22%
5 Years	11.43%	11.46%	11.50%	71.77%	72.00%	72.33%
Since Inception	9.47%	9.48%	9.55%	60.69%	60.78%	61.26%

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,036.80	$0.56	$1,000.00	$1,024.70	$0.56	0.11%

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the Underlying Funds in which each Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Asset Class	Percentage of Total Investments*

Domestic Fixed Income	51.26%
Domestic Equity	33.24
International Equity	14.21
Domestic Real Estate	1.29

TOTAL	100.00%

*	Excludes money market funds.

FIVE LARGEST FUND HOLDINGS

As of 1/31/14

Security	Percentage of Total Investments*

iShares Core Total U.S. Bond Market ETF	32.20%
iShares Core S&P 500 ETF	23.46
iShares MSCI EAFE ETF	12.27
iShares Short Treasury Bond ETF	10.94
iShares Core S&P Mid-Cap ETF	6.96

TOTAL	85.83%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® TARGET DATE 2020 ETF

Performance as of January 31, 2014

The iShares Target Date 2020 ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds for investors who plan to retire or begin to gradually withdraw their money around 2020, as represented by the S&P Target Date 2020 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 4.14%, net of fees, while the total return for the Index was 4.20%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.64%	9.63%	9.77%	9.64%	9.63%	9.77%
5 Years	12.73%	12.72%	12.81%	82.05%	82.01%	82.66%
Since Inception	10.25%	10.26%	10.34%	66.85%	66.88%	67.45%

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,041.40	$0.57	$1,000.00	$1,024.70	$0.56	0.11%

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the Underlying Funds in which each Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Asset Class	Percentage of Total Investments*

Domestic Fixed Income	42.67%
Domestic Equity	38.86
International Equity	16.93
Domestic Real Estate	1.54

TOTAL	100.00%

*	Excludes money market funds.

FIVE LARGEST FUND HOLDINGS

As of 1/31/14

Security	Percentage of Total Investments*

iShares Core Total U.S. Bond Market ETF	28.20%
iShares Core S&P 500 ETF	27.00
iShares MSCI EAFE ETF	14.57
iShares Core S&P Mid-Cap ETF	8.34
iShares Short Treasury Bond ETF	8.23

TOTAL	86.34%

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® TARGET DATE 2025 ETF

Performance as of January 31, 2014

The iShares Target Date 2025 ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds for investors who plan to retire or begin to gradually withdraw their money around 2025, as represented by the S&P Target Date 2025 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 4.55%, net of fees, while the total return for the Index was 4.53%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.01%	11.03%	11.09%	11.01%	11.03%	11.09%
5 Years	13.83%	13.84%	13.92%	91.12%	91.18%	91.83%
Since Inception	10.88%	10.89%	10.97%	71.85%	71.97%	72.52%

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,045.50	$0.57	$1,000.00	$1,024.70	$0.56	0.11%

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the Underlying Funds in which each Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Asset Class	Percentage of Total Investments*

Domestic Equity	43.83%
Domestic Fixed Income	35.00
International Equity	19.41
Domestic Real Estate	1.76

TOTAL	100.00%

*	Excludes money market funds.

FIVE LARGEST FUND HOLDINGS

As of 1/31/14

Security	Percentage of Total Investments*

iShares Core S&P 500 ETF	30.19%
iShares Core Total U.S. Bond Market ETF	24.29
iShares MSCI EAFE ETF	16.65
iShares Core S&P Mid-Cap ETF	9.55
iShares Short Treasury Bond ETF	6.04

TOTAL	86.72%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® TARGET DATE 2030 ETF

Performance as of January 31, 2014

The iShares Target Date 2030 ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds for investors who plan to retire or begin to gradually withdraw their money around 2030, as represented by the S&P Target Date 2030 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 4.92%, net of fees, while the total return for the Index was 4.87%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.23%	12.22%	12.30%	12.23%	12.22%	12.30%
5 Years	14.77%	14.77%	14.85%	99.16%	99.12%	99.83%
Since Inception	11.34%	11.34%	11.43%	75.60%	75.64%	76.27%

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,049.20	$0.57	$1,000.00	$1,024.70	$0.56	0.11%

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the Underlying Funds in which each Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Asset Class	Percentage of Total Investments*

Domestic Equity	48.17%
Domestic Fixed Income	28.26
International Equity	21.64
Domestic Real Estate	1.93

TOTAL	100.00%

*	Excludes money market funds.

FIVE LARGEST FUND HOLDINGS

As of 1/31/14

Security	Percentage of Total Investments*

iShares Core S&P 500 ETF	33.02%
iShares Core Total U.S. Bond Market ETF	20.49
iShares MSCI EAFE ETF	18.51
iShares Core S&P Mid-Cap ETF	10.57
iShares Core S&P Small-Cap ETF	4.57

TOTAL	87.16%

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® TARGET DATE 2035 ETF

Performance as of January 31, 2014

The iShares Target Date 2035 ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds for investors who plan to retire or begin to gradually withdraw their money around 2035, as represented by the S&P Target Date 2035 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 5.20%, net of fees, while the total return for the Index was 5.18%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.19%	13.09%	13.26%	13.19%	13.09%	13.26%
5 Years	15.52%	14.80%	15.59%	105.74%	99.36%	106.38%
Since Inception	11.70%	11.70%	11.78%	78.61%	78.64%	79.21%

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,052.00	$0.57	$1,000.00	$1,024.70	$0.56	0.11%

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the Underlying Funds in which each Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Asset Class	Percentage of Total Investments*

Domestic Equity	52.11%
International Equity	23.73
Domestic Fixed Income	22.09
Domestic Real Estate	2.07

TOTAL	100.00%

*	Excludes money market funds.

FIVE LARGEST FUND HOLDINGS

As of 1/31/14

Security	Percentage of Total Investments*

iShares Core S&P 500 ETF	35.66%
iShares MSCI EAFE ETF	20.23
iShares Core Total U.S. Bond Market ETF	16.87
iShares Core S&P Mid-Cap ETF	11.48
iShares Core S&P Small-Cap ETF	4.98

TOTAL	89.22%

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview

iSHARES® TARGET DATE 2040 ETF

Performance as of January 31, 2014

The iShares Target Date 2040 ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds for investors who plan to retire or begin to gradually withdraw their money around 2040, as represented by the S&P Target Date 2040 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 5.40%, net of fees, while the total return for the Index was 5.37%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.88%	13.82%	13.94%	13.88%	13.82%	13.94%
5 Years	16.04%	15.08%	16.11%	110.39%	101.86%	111.05%
Since Inception	11.95%	11.95%	12.03%	80.74%	80.78%	81.32%

The inception date of the Fund was 11/4/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,054.00	$0.57	$1,000.00	$1,024.70	$0.56	0.11%

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the Underlying Funds in which each Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Asset Class	Percentage of Total Investments*

Domestic Equity	54.94%
International Equity	25.35
Domestic Fixed Income	17.56
Domestic Real Estate	2.15

TOTAL	100.00%

*	Excludes money market funds.

FIVE LARGEST FUND HOLDINGS

As of 1/31/14

Security	Percentage of Total Investments*

iShares Core S&P 500 ETF	37.61%
iShares MSCI EAFE ETF	21.55
iShares Core Total U.S. Bond Market ETF	13.21
iShares Core S&P Mid-Cap ETF	12.09
iShares Core S&P Small-Cap ETF	5.23

TOTAL	89.69%

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® TARGET DATE 2045 ETF

Performance as of January 31, 2014

The iShares Target Date 2045 ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds for investors who plan to retire or begin to gradually withdraw their money around 2045, as represented by the S&P Target Date 2045 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 5.57%, net of fees, while the total return for the Index was 5.53%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.45%	14.41%	14.48%	14.45%	14.41%	14.48%
Since Inception	14.60%	14.62%	14.60%	39.90%	39.94%	39.76%

The inception date of the Fund was 8/16/11. The first day of secondary market trading was 8/18/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,055.70	$0.57	$1,000.00	$1,024.70	$0.56	0.11%

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the Underlying Funds in which each Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Asset Class	Percentage of Total Investments*

Domestic Equity	57.21%
International Equity	26.74
Domestic Fixed Income	13.83
Domestic Real Estate	2.22

TOTAL	100.00%

*	Excludes money market funds.

FIVE LARGEST FUND HOLDINGS

As of 1/31/14

Security	Percentage of Total Investments*

iShares Core S&P 500 ETF	39.25%
iShares MSCI EAFE ETF	22.70
iShares Core S&P Mid-Cap ETF	12.57
iShares Core Total U.S. Bond Market ETF	9.77
iShares Core S&P Small-Cap ETF	5.39

TOTAL	89.68%

FUND PERFORMANCE OVERVIEWS	17

Fund Performance Overview

iSHARES® TARGET DATE 2050 ETF

Performance as of January 31, 2014

The iShares Target Date 2050 ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds for investors who plan to retire or begin to gradually withdraw their money around 2050, as represented by the S&P Target Date 2050 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 5.77%, net of fees, while the total return for the Index was 5.70%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	14.93%	15.08%	14.99%	14.93%	15.08%	14.99%
Since Inception	14.97%	15.00%	14.97%	41.01%	41.09%	40.88%

The inception date of the Fund was 8/16/11. The first day of secondary market trading was 8/18/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,057.70	$0.57	$1,000.00	$1,024.70	$0.56	0.11%

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the Underlying Funds in which each Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Asset Class	Percentage of Total Investments*

Domestic Equity	60.11%
International Equity	28.50
Domestic Fixed Income	9.15
Domestic Real Estate	2.24

TOTAL	100.00%

*	Excludes money market funds.

FIVE LARGEST FUND HOLDINGS

As of 1/31/14

Security	Percentage of Total Investments*

iShares Core S&P 500 ETF	41.44%
iShares MSCI EAFE ETF	24.07
iShares Core S&P Mid-Cap ETF	13.10
iShares Core Total U.S. Bond Market ETF	6.45
iShares Core S&P Small-Cap ETF	5.57

TOTAL	90.63%

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR MULTI-ASSET INCOME ETF

Performance as of January 31, 2014

The iShares Morningstar Multi-Asset Income ETF (the “Fund”) seeks to track the investment results of an index composed of underlying equity, fixed income and other income funds that collectively seek to deliver high current income while providing an opportunity for capital appreciation, as represented by the Morningstar® Multi-Asset High Income IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 3.09%, net of fees, while the total return for the Index was 2.96%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.10%	1.23%	0.99%	1.10%	1.23%	0.99%
Since Inception	5.86%	5.90%	5.87%	11.00%	11.08%	10.96%

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/5/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 20 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a,b]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,030.90	$0.87	$1,000.00	$1,024.30	$0.87	0.17%

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the Underlying Funds in which each Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 20 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Asset Class	Percentage of Total Investments*

Domestic Fixed Income	40.61%
International Fixed Income	19.50
Domestic Real Estate	15.59
Domestic Equity	13.17
International Equity	11.13

TOTAL	100.00%

*	Excludes money market funds.

FIVE LARGEST FUND HOLDINGS

As of 1/31/14

Security	Percentage of Total Investments*

iShares iBoxx $ High Yield Corporate Bond ETF	19.84%
iShares 20+ Year Treasury Bond ETF	15.62
iShares Mortgage Real Estate Capped ETF	15.59
iShares J.P. Morgan USD Emerging Markets Bond ETF	14.73
iShares Global Infrastructure ETF	9.82

TOTAL	75.60%

FUND PERFORMANCE OVERVIEWS	19

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2013 and held through January 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CONSERVATIVE ALLOCATION ETF

January 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.95%

DOMESTIC EQUITY — 19.63%
iShares Core S&P 500 ETF	110,326	$19,759,386
iShares Core S&P Mid-Cap ETF	20,542	2,688,537
iShares Core S&P Small-Cap ETF	53,286	5,599,826

		28,047,749
DOMESTIC FIXED INCOME — 66.88%
iShares Core Total U.S. Bond Market ETF	460,374	49,688,166
iShares iBoxx $ High Yield Corporate Bond ETF[a]	103,807	9,680,003
iShares Short Treasury Bond ETF[a]	259,494	28,606,619
iShares TIPS Bond ETF	67,712	7,597,963

		95,572,751
INTERNATIONAL EQUITY — 13.44%
iShares MSCI EAFE ETF	267,433	17,011,413
iShares MSCI Emerging Markets ETF	57,674	2,202,570

		19,213,983

TOTAL INVESTMENT COMPANIES
(Cost: $137,613,246)		142,834,483

SHORT-TERM INVESTMENTS — 8.99%

MONEY MARKET FUNDS — 8.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c]	12,052,358	12,052,358
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c]	678,411	678,411
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b]	115,684	115,684

		12,846,453

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,846,453)		12,846,453

TOTAL INVESTMENTS IN SECURITIES — 108.94%
(Cost: $150,459,699)		155,680,936
Other Assets, Less Liabilities — (8.94)%		(12,771,945)

NET ASSETS — 100.00%		$142,908,991

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® MODERATE ALLOCATION ETF

January 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.94%

DOMESTIC EQUITY — 26.19%
iShares Core S&P 500 ETF	203,376	$36,424,642
iShares Core S&P Mid-Cap ETF	54,224	7,096,837
iShares Core S&P Small-Cap ETF	108,750	11,428,537

		54,950,016
DOMESTIC FIXED INCOME — 54.58%
iShares Core Total U.S. Bond Market ETF	552,099	59,588,045
iShares iBoxx $ High Yield Corporate Bond ETF[a]	147,839	13,785,987
iShares Short Treasury Bond ETF[a]	304,259	33,541,512
iShares TIPS Bond ETF	67,818	7,609,858

		114,525,402
DOMESTIC REAL ESTATE — 1.44%
iShares Cohen & Steers REIT ETF	38,695	3,025,175

		3,025,175
INTERNATIONAL EQUITY — 17.73%
iShares MSCI EAFE ETF	447,735	28,480,424
iShares MSCI Emerging Markets ETF	228,669	8,732,869

		37,213,293

TOTAL INVESTMENT COMPANIES
(Cost: $198,662,002)		209,713,886

SHORT-TERM INVESTMENTS — 7.69%

MONEY MARKET FUNDS — 7.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c]	15,001,754	15,001,754
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c]	844,428	844,428
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b]	290,886	290,886

		16,137,068

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,137,068)		16,137,068

Value

TOTAL INVESTMENTS IN SECURITIES — 107.63%
(Cost: $214,799,070)	$225,850,954
Other Assets, Less Liabilities — (7.63)%	(16,011,582)

NET ASSETS — 100.00%	$209,839,372

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GROWTH ALLOCATION ETF

January 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 100.02%

DOMESTIC EQUITY — 41.05%
iShares Core S&P 500 ETF	386,972	$69,306,686
iShares Core S&P Mid-Cap ETF	141,645	18,538,498
iShares Core S&P Small-Cap ETF	135,711	14,261,869

		102,107,053
DOMESTIC FIXED INCOME — 36.28%
iShares Core Total U.S. Bond Market ETF	546,878	59,024,543
iShares iBoxx $ High Yield Corporate Bond ETF[a]	136,317	12,711,560
iShares Short Treasury Bond ETF	112,296	12,379,511
iShares TIPS Bond ETF	54,472	6,112,303

		90,227,917
DOMESTIC REAL ESTATE — 3.06%
iShares Cohen & Steers REIT ETF	97,357	7,611,370

		7,611,370
INTERNATIONAL EQUITY — 19.63%
iShares MSCI EAFE ETF	561,190	35,697,296
iShares MSCI Emerging Markets ETF	343,998	13,137,284

		48,834,580

TOTAL INVESTMENT COMPANIES
(Cost: $229,462,178)		248,780,920

SHORT-TERM INVESTMENTS — 4.71%

MONEY MARKET FUNDS — 4.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c]	10,788,172	10,788,172
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c]	607,252	607,252
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b]	332,651	332,651

		11,728,075

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,728,075)		11,728,075

Value

TOTAL INVESTMENTS IN SECURITIES — 104.73%
(Cost: $241,190,253)	$260,508,995
Other Assets, Less Liabilities — (4.73)%	(11,768,434)

NET ASSETS — 100.00%	$248,740,561

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® AGGRESSIVE ALLOCATION ETF

January 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 100.01%

DOMESTIC EQUITY — 51.55%
iShares Core S&P 500 ETF	348,273	$62,375,694
iShares Core S&P Mid-Cap ETF	290,618	38,036,084
iShares Core S&P Small-Cap ETF	93,756	9,852,818

		110,264,596
DOMESTIC FIXED INCOME — 15.27%
iShares Core Total U.S. Bond Market ETF	183,828	19,840,556
iShares iBoxx $ High Yield Corporate Bond ETF[a]	65,371	6,095,846
iShares Short Treasury Bond ETF	26,727	2,946,384
iShares TIPS Bond ETF	33,796	3,792,249

		32,675,035
DOMESTIC REAL ESTATE — 3.63%
iShares Cohen & Steers REIT ETF	99,322	7,764,994

		7,764,994
INTERNATIONAL EQUITY — 29.56%
iShares MSCI EAFE ETF	738,685	46,987,753
iShares MSCI Emerging Markets ETF	425,220	16,239,152

		63,226,905

TOTAL INVESTMENT COMPANIES
(Cost: $192,057,854)		213,931,530

SHORT-TERM INVESTMENTS — 3.01%

MONEY MARKET FUNDS — 3.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c]	5,886,169	5,886,169
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c]	331,324	331,324
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b]	221,033	221,033

		6,438,526

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,438,526)		6,438,526

Value

TOTAL INVESTMENTS IN SECURITIES — 103.02%
(Cost: $198,496,380)	$220,370,056
Other Assets, Less Liabilities — (3.02)%	(6,467,393)

NET ASSETS — 100.00%	$213,902,663

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® TARGET DATE RETIREMENT INCOME ETF

January 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.96%

DOMESTIC EQUITY — 20.27%
iShares Core S&P 500 ETF	9,901	$1,773,269
iShares Core S&P Mid-Cap ETF	3,250	425,360
iShares Core S&P Small-Cap ETF	1,289	135,461

		2,334,090
DOMESTIC FIXED INCOME — 71.62%
iShares Core Total U.S. Bond Market ETF	43,464	4,691,069
iShares iBoxx $ High Yield Corporate Bond ETF[a]	3,736	348,382
iShares Short Treasury Bond ETF	18,873	2,080,560
iShares TIPS Bond ETF	10,033	1,125,803

		8,245,814
INTERNATIONAL EQUITY — 8.07%
iShares MSCI EAFE ETF	12,759	811,600
iShares MSCI Emerging Markets ETF	3,059	116,823

		928,423

TOTAL INVESTMENT COMPANIES
(Cost: $11,182,056)		11,508,327

SHORT-TERM INVESTMENTS — 3.14%

MONEY MARKET FUNDS — 3.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c]	336,891	336,891
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c]	18,963	18,963
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b]	5,546	5,546

		361,400

TOTAL SHORT-TERM INVESTMENTS
(Cost: $361,400)		361,400

TOTAL INVESTMENTS IN SECURITIES — 103.10%
(Cost: $11,543,456)		11,869,727
Other Assets, Less Liabilities — (3.10)%		(356,303)

NET ASSETS — 100.00%		$11,513,424

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® TARGET DATE 2010 ETF

January 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.95%

DOMESTIC EQUITY — 27.26%
iShares Core S&P 500 ETF	9,664	$1,730,822
iShares Core S&P Mid-Cap ETF	3,654	478,236
iShares Core S&P Small-Cap ETF	1,726	181,385

		2,390,443
DOMESTIC FIXED INCOME — 61.35%
iShares Core Total U.S. Bond Market ETF	29,768	3,212,860
iShares iBoxx $ High Yield Corporate Bond ETF[a]	2,738	255,319
iShares Short Treasury Bond ETF	11,391	1,255,744
iShares TIPS Bond ETF	5,833	654,521

		5,378,444
INTERNATIONAL EQUITY — 11.34%
iShares MSCI EAFE ETF	13,564	862,806
iShares MSCI Emerging Markets ETF	3,441	131,412

		994,218

TOTAL INVESTMENT COMPANIES
(Cost: $8,240,555)		8,763,105

SHORT-TERM INVESTMENTS — 3.03%

MONEY MARKET FUNDS — 3.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c]	246,897	246,897
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c]	13,898	13,898
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b]	5,239	5,239

		266,034

TOTAL SHORT-TERM INVESTMENTS
(Cost: $266,034)		266,034

TOTAL INVESTMENTS IN SECURITIES — 102.98%
(Cost: $8,506,589)		9,029,139
Other Assets, Less Liabilities — (2.98)%		(261,554)

NET ASSETS — 100.00%		$8,767,585

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® TARGET DATE 2015 ETF

January 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.94%

DOMESTIC EQUITY — 33.22%
iShares Core S&P 500 ETF	46,174	$8,269,763
iShares Core S&P Mid-Cap ETF	18,754	2,454,523
iShares Core S&P Small-Cap ETF	9,495	997,830

		11,722,116
DOMESTIC FIXED INCOME — 51.23%
iShares Core Total U.S. Bond Market ETF	105,193	11,353,480
iShares iBoxx $ High Yield Corporate Bond ETF[a]	10,350	965,137
iShares Short Treasury Bond ETF	34,998	3,858,180
iShares TIPS Bond ETF	16,914	1,897,920

		18,074,717
DOMESTIC REAL ESTATE — 1.29%
iShares Cohen & Steers REIT ETF	5,804	453,757

		453,757
INTERNATIONAL EQUITY — 14.20%
iShares MSCI EAFE ETF	68,021	4,326,816
iShares MSCI Emerging Markets ETF	17,868	682,379

		5,009,195

TOTAL INVESTMENT COMPANIES
(Cost: $33,513,669)		35,259,785

SHORT-TERM INVESTMENTS — 2.86%

MONEY MARKET FUNDS — 2.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c]	932,865	932,865
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c]	52,510	52,510
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b]	22,367	22,367

		1,007,742

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,007,742)		1,007,742

TOTAL INVESTMENTS IN SECURITIES — 102.80%
(Cost: $34,521,411)		36,267,527
Other Assets, Less Liabilities — (2.80)%		(987,674)

NET ASSETS — 100.00%		$35,279,853

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® TARGET DATE 2020 ETF

January 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.98%

DOMESTIC EQUITY — 38.85%
iShares Core S&P 500 ETF	66,964	$11,993,252
iShares Core S&P Mid-Cap ETF	28,317	3,706,129
iShares Core S&P Small-Cap ETF	14,841	1,559,641

		17,259,022
DOMESTIC FIXED INCOME — 42.66%
iShares Core Total U.S. Bond Market ETF	116,043	12,524,521
iShares iBoxx $ High Yield Corporate Bond ETF[a]	12,218	1,139,328
iShares Short Treasury Bond ETF	33,144	3,653,795
iShares TIPS Bond ETF	14,580	1,636,022

		18,953,666
DOMESTIC REAL ESTATE — 1.54%
iShares Cohen & Steers REIT ETF	8,764	685,169

		685,169
INTERNATIONAL EQUITY — 16.93%
iShares MSCI EAFE ETF	101,768	6,473,463
iShares MSCI Emerging Markets ETF	27,455	1,048,506

		7,521,969

TOTAL INVESTMENT COMPANIES
(Cost: $40,825,114)		44,419,826

SHORT-TERM INVESTMENTS — 2.65%

MONEY MARKET FUNDS — 2.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c]	1,101,197	1,101,197
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c]	61,985	61,985
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b]	13,408	13,408

		1,176,590

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,176,590)		1,176,590

TOTAL INVESTMENTS IN SECURITIES — 102.63%
(Cost: $42,001,704)		45,596,416
Other Assets, Less Liabilities — (2.63)%		(1,166,649)

NET ASSETS — 100.00%		$44,429,767

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® TARGET DATE 2025 ETF

January 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.97%

DOMESTIC EQUITY — 43.81%
iShares Core S&P 500 ETF	60,369	$10,812,088
iShares Core S&P Mid-Cap ETF	26,128	3,419,633
iShares Core S&P Small-Cap ETF	13,946	1,465,585

		15,697,306
DOMESTIC FIXED INCOME — 34.99%
iShares Core Total U.S. Bond Market ETF	80,608	8,700,021
iShares iBoxx $ High Yield Corporate Bond ETF[a]	9,095	848,109
iShares Short Treasury Bond ETF	19,631	2,164,121
iShares TIPS Bond ETF	7,337	823,285

		12,535,536
DOMESTIC REAL ESTATE — 1.76%
iShares Cohen & Steers REIT ETF	8,048	629,193

		629,193
INTERNATIONAL EQUITY — 19.41%
iShares MSCI EAFE ETF	93,757	5,963,883
iShares MSCI Emerging Markets ETF	25,881	988,395

		6,952,278

TOTAL INVESTMENT COMPANIES (Cost: $32,773,885)		35,814,313

SHORT-TERM INVESTMENTS — 2.48%

MONEY MARKET FUNDS — 2.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c]	826,272	826,272
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c]	46,510	46,510
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b]	15,155	15,155

		887,937

TOTAL SHORT-TERM INVESTMENTS
(Cost: $887,937)		887,937

TOTAL INVESTMENTS IN SECURITIES — 102.45%
(Cost: $33,661,822)		36,702,250
Other Assets, Less Liabilities — (2.45)%		(876,047)

NET ASSETS — 100.00%		$35,826,203

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® TARGET DATE 2030 ETF

January 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.96%

DOMESTIC EQUITY — 48.15%
iShares Core S&P 500 ETF	60,151	$10,773,044
iShares Core S&P Mid-Cap ETF	26,360	3,449,997
iShares Core S&P Small-Cap ETF	14,194	1,491,647

		15,714,688
DOMESTIC FIXED INCOME — 28.25%
iShares Core Total U.S. Bond Market ETF	61,938	6,684,968
iShares iBoxx $ High Yield Corporate Bond ETF[a]	7,510	700,307
iShares Short Treasury Bond ETF	13,012	1,434,443
iShares TIPS Bond ETF	3,580	401,712

		9,221,430
DOMESTIC REAL ESTATE — 1.93%
iShares Cohen & Steers REIT ETF	8,053	629,584

		629,584
INTERNATIONAL EQUITY — 21.63%
iShares MSCI EAFE ETF	94,919	6,037,798
iShares MSCI Emerging Markets ETF	26,765	1,022,155

		7,059,953

TOTAL INVESTMENT COMPANIES (Cost: $29,047,482)		32,625,655

SHORT-TERM INVESTMENTS — 2.24%

MONEY MARKET FUNDS — 2.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c]	676,877	676,877
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c]	38,100	38,100
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b]	16,369	16,369

		731,346

TOTAL SHORT-TERM INVESTMENTS
(Cost: $731,346)		731,346

TOTAL INVESTMENTS IN SECURITIES — 102.20%
(Cost: $29,778,828)		33,357,001
Other Assets, Less Liabilities — (2.20)%		(717,874)

NET ASSETS — 100.00%		$32,639,127

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® TARGET DATE 2035 ETF

January 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.97%

DOMESTIC EQUITY — 52.10%
iShares Core S&P 500 ETF	49,391	$8,845,928
iShares Core S&P Mid-Cap ETF	21,751	2,846,771
iShares Core S&P Small-Cap ETF	11,742	1,233,967

		12,926,666
DOMESTIC FIXED INCOME — 22.08%
iShares Core Total U.S. Bond Market ETF	38,779	4,185,417
iShares iBoxx $ High Yield Corporate Bond ETF[a]	5,080	473,710
iShares Short Treasury Bond ETF	7,441	820,296

		5,479,423
DOMESTIC REAL ESTATE — 2.07%
iShares Cohen & Steers REIT ETF	6,571	513,721

		513,721
INTERNATIONAL EQUITY — 23.72%
iShares MSCI EAFE ETF	78,894	5,018,447
iShares MSCI Emerging Markets ETF	22,711	867,333

		5,885,780

TOTAL INVESTMENT COMPANIES
(Cost: $21,783,367)		24,805,590

SHORT-TERM INVESTMENTS — 1.99%

MONEY MARKET FUNDS — 1.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c]	458,046	458,046
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c]	25,783	25,783
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b]	8,992	8,992

		492,821

TOTAL SHORT-TERM INVESTMENTS
(Cost: $492,821)		492,821

TOTAL INVESTMENTS IN SECURITIES — 101.96%
(Cost: $22,276,188)		25,298,411
Other Assets, Less Liabilities — (1.96)%		(486,319)

NET ASSETS — 100.00%		$24,812,092

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® TARGET DATE 2040 ETF

January 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.96%

DOMESTIC EQUITY — 54.91%
iShares Core S&P 500 ETF	83,961	$15,037,415
iShares Core S&P Mid-Cap ETF	36,941	4,834,838
iShares Core S&P Small-Cap ETF	19,893	2,090,556

		21,962,809
DOMESTIC FIXED INCOME — 17.56%
iShares Core Total U.S. Bond Market ETF	48,918	5,279,720
iShares iBoxx $ High Yield Corporate Bond ETF[a]	6,990	651,817
iShares Short Treasury Bond ETF	9,896	1,090,935

		7,022,472
DOMESTIC REAL ESTATE — 2.15%
iShares Cohen & Steers REIT ETF	11,002	860,136

		860,136
INTERNATIONAL EQUITY — 25.34%
iShares MSCI EAFE ETF	135,403	8,612,985
iShares MSCI Emerging Markets ETF	39,799	1,519,924

		10,132,909

TOTAL INVESTMENT COMPANIES
(Cost: $34,110,222)		39,978,326

SHORT-TERM INVESTMENTS — 1.72%

MONEY MARKET FUNDS — 1.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c]	630,299	630,299
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c]	35,479	35,479
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b]	21,414	21,414

		687,192

TOTAL SHORT-TERM INVESTMENTS
(Cost: $687,192)		687,192

TOTAL INVESTMENTS IN SECURITIES — 101.68%
(Cost: $34,797,414)		40,665,518
Other Assets, Less Liabilities — (1.68)%		(669,614)

NET ASSETS — 100.00%		$39,995,904

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® TARGET DATE 2045 ETF

January 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.90%

DOMESTIC EQUITY — 57.15%
iShares Core S&P 500 ETF	14,380	$2,575,458
iShares Core S&P Mid-Cap ETF	6,303	824,937
iShares Core S&P Small-Cap ETF	3,362	353,313

		3,753,708
DOMESTIC FIXED INCOME — 13.82%
iShares Core Total U.S. Bond Market ETF	5,941	641,212
iShares iBoxx $ High Yield Corporate Bond ETF[a]	942	87,841
iShares Short Treasury Bond ETF	1,619	178,479

		907,532
DOMESTIC REAL ESTATE — 2.22%
iShares Cohen & Steers REIT ETF	1,862	145,571

		145,571
INTERNATIONAL EQUITY — 26.71%
iShares MSCI EAFE ETF	23,415	1,489,428
iShares MSCI Emerging Markets ETF	6,937	264,924

		1,754,352

TOTAL INVESTMENT COMPANIES (Cost: $6,276,850)		6,561,163

SHORT-TERM INVESTMENTS — 1.10%

MONEY MARKET FUNDS — 1.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c]	63,479	63,479
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c]	3,573	3,573
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b]	5,078	5,078

		72,130

TOTAL SHORT-TERM INVESTMENTS
(Cost: $72,130)		72,130

TOTAL INVESTMENTS IN SECURITIES — 101.00%
(Cost: $6,348,980)		6,633,293
Other Assets, Less Liabilities — (1.00)%		(65,763)

NET ASSETS — 100.00%		$6,567,530

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® TARGET DATE 2050 ETF

January 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.97%

DOMESTIC EQUITY — 60.09%
iShares Core S&P 500 ETF	19,137	$3,427,437
iShares Core S&P Mid-Cap ETF	8,282	1,083,948
iShares Core S&P Small-Cap ETF	4,383	460,609

		4,971,994
DOMESTIC FIXED INCOME — 9.14%
iShares Core Total U.S. Bond Market ETF	4,946	533,822
iShares Short Treasury Bond ETF	2,021	222,795

		756,617
DOMESTIC REAL ESTATE — 2.24%
iShares Cohen & Steers REIT ETF	2,372	185,443

		185,443
INTERNATIONAL EQUITY — 28.50%
iShares MSCI EAFE ETF	31,294	1,990,612
iShares MSCI Emerging Markets ETF	9,611	367,044

		2,357,656

TOTAL INVESTMENT COMPANIES (Cost: $7,771,116)		8,271,710

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a]	3,210	3,210

		3,210

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,210)		3,210

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $7,774,326)		8,274,920
Other Assets, Less Liabilities — (0.01)%		(821)

NET ASSETS — 100.00%		$8,274,099

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MULTI-ASSET INCOME ETF

January 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.90%

DOMESTIC EQUITY — 13.16%
iShares High Dividend ETF	75,595	$5,107,954
iShares Select Dividend ETF	45,210	3,140,287
iShares U.S. Preferred Stock ETF	130,968	4,966,306

		13,214,547
DOMESTIC FIXED INCOME — 40.56%
iShares 10+ Year Credit Bond ETF	90,716	5,165,369
iShares 20+ Year Treasury Bond ETF[a]	144,765	15,675,154
iShares iBoxx $ High Yield Corporate Bond ETF[a]	213,440	19,903,280

		40,743,803
DOMESTIC REAL ESTATE — 15.58%
iShares Mortgage Real Estate Capped ETF	1,283,462	15,645,402

		15,645,402
INTERNATIONAL EQUITY — 11.12%
iShares Global Infrastructure ETF[a]	256,373	9,852,414
iShares International Select Dividend ETF	36,595	1,318,884

		11,171,298
INTERNATIONAL FIXED INCOME — 19.48%
iShares Emerging Markets Local Currency Bond ETF	101,113	4,779,612
iShares J.P. Morgan USD Emerging Markets Bond ETF[a]	137,770	14,782,721

		19,562,333

TOTAL INVESTMENT COMPANIES
(Cost: $106,530,750)		100,337,383

SHORT-TERM INVESTMENTS — 45.95%

MONEY MARKET FUNDS — 45.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c]	43,634,938	43,634,938
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c]	2,456,151	2,456,151

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b]	60,964	$60,964

		46,152,053

TOTAL SHORT-TERM INVESTMENTS
(Cost: $46,152,053)		46,152,053

TOTAL INVESTMENTS IN SECURITIES — 145.85%
(Cost: $152,682,803)		146,489,436
Other Assets, Less Liabilities — (45.85)%		(46,048,817)

NET ASSETS — 100.00%		$100,440,619

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2014

	iShares Conservative Allocation ETF	iShares Moderate Allocation ETF	iShares Growth Allocation ETF

ASSETS
Investments in affiliates, at cost:	$150,459,699	$214,799,070	$241,190,253

Investments in affiliated securities, at fair value (including securities on loana) (Note 1):	$155,680,936	$225,850,954	$260,508,995
Receivables:
Investment securities sold	9,397,013	19,886,802	29,333,392
Securities lending income (Note 1)	18,610	10,785	7,760
Capital shares sold	1,195	17,795	16,477

Total Assets	165,097,754	245,766,336	289,866,624

LIABILITIES
Payables:
Investment securities purchased	9,391,033	19,940,562	29,551,232
Collateral for securities on loan (Note 1)	12,730,769	15,846,182	11,395,424
Capital shares redeemed	53,849	120,234	155,796
Investment advisory fees (Note 2)	13,112	19,986	23,611

Total Liabilities	22,188,763	35,926,964	41,126,063

NET ASSETS	$142,908,991	$209,839,372	$248,740,561

Net assets consist of:
Paid-in capital	$137,025,616	$194,334,202	$226,465,421
Undistributed (distributions in excess of) net investment income	9,676	10,674	(32,269)
Undistributed net realized gain	652,462	4,442,612	2,988,667
Net unrealized appreciation	5,221,237	11,051,884	19,318,742

NET ASSETS	$142,908,991	$209,839,372	$248,740,561

Shares outstanding[b]	4,500,000	6,200,000	6,600,000

Net asset value per share	$31.76	$33.85	$37.69

[a]	Securities on loan with values of $12,465,609, $15,516,518 and $11,159,739, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2014

	iShares Aggressive Allocation ETF	iShares Target Date Retirement Income ETF	iShares Target Date 2010 ETF

ASSETS
Investments in affiliates, at cost:	$198,496,380	$11,543,456	$8,506,589

Investments in affiliated securities, at fair value (including securities on loana) (Note 1):	$220,370,056	$11,869,727	$9,029,139
Receivables:
Investment securities sold	26,882,291	67,642	60,442
Securities lending income (Note 1)	6,285	755	245
Capital shares sold	16,722	—	—
Capital shares redeemed	29,817	—	—

Total Assets	247,305,171	11,938,124	9,089,826

LIABILITIES
Payables:
Investment securities purchased	27,164,398	67,766	60,621
Collateral for securities on loan (Note 1)	6,217,493	355,854	260,795
Investment advisory fees (Note 2)	20,617	1,080	825

Total Liabilities	33,402,508	424,700	322,241

NET ASSETS	$213,902,663	$11,513,424	$8,767,585

Net assets consist of:
Paid-in capital	$188,571,819	$11,232,359	$8,303,479
Undistributed (distributions in excess of) net investment income	9,148	(915)	(877)
Undistributed net realized gain (accumulated net realized loss)	3,448,020	(44,291)	(57,567)
Net unrealized appreciation	21,873,676	326,271	522,550

NET ASSETS	$213,902,663	$11,513,424	$8,767,585

Shares outstanding[b]	4,950,000	350,000	250,000

Net asset value per share	$43.21	$32.90	$35.07

[a]	Securities on loan with values of $6,088,572, $348,494 and $255,401, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2014

	iShares Target Date 2015 ETF	iShares Target Date 2020 ETF	iShares Target Date 2025 ETF

ASSETS
Investments in affiliates, at cost:	$34,521,411	$42,001,704	$33,661,822

Investments in affiliated securities, at fair value (including securities on loana) (Note 1):	$36,267,527	$45,596,416	$36,702,250
Receivables:
Investment securities sold	259,772	326,044	249,572
Securities lending income (Note 1)	1,332	1,397	704

Total Assets	36,528,631	45,923,857	36,952,526

LIABILITIES
Payables:
Investment securities purchased	260,272	326,745	250,185
Collateral for securities on loan (Note 1)	985,375	1,163,182	872,782
Investment advisory fees (Note 2)	3,131	4,163	3,356

Total Liabilities	1,248,778	1,494,090	1,126,323

NET ASSETS	$35,279,853	$44,429,767	$35,826,203

Net assets consist of:
Paid-in capital	$33,743,807	$41,158,132	$32,768,038
Distributions in excess of net investment income	(2,934)	(3,214)	(2,560)
Undistributed net realized gain (accumulated net realized loss)	(207,136)	(319,863)	20,297
Net unrealized appreciation	1,746,116	3,594,712	3,040,428

NET ASSETS	$35,279,853	$44,429,767	$35,826,203

Shares outstanding[b]	950,000	1,150,000	900,000

Net asset value per share	$37.14	$38.63	$39.81

[a]	Securities on loan with values of $965,448, $1,139,695 and $848,382, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2014

	iShares Target Date 2030 ETF	iShares Target Date 2035 ETF	iShares Target Date 2040 ETF

ASSETS
Investments in affiliates, at cost:	$29,778,828	$22,276,188	$34,797,414

Investments in affiliated securities, at fair value (including securities on loana) (Note 1):	$33,357,001	$25,298,411	$40,665,518
Receivables:
Investment securities sold	207,999	139,006	206,828
Securities lending income (Note 1)	711	265	346

Total Assets	33,565,711	25,437,682	40,872,692

LIABILITIES
Payables:
Investment securities purchased	208,548	139,397	207,375
Collateral for securities on loan (Note 1)	714,977	483,829	665,778
Investment advisory fees (Note 2)	3,059	2,364	3,635

Total Liabilities	926,584	625,590	876,788

NET ASSETS	$32,639,127	$24,812,092	$39,995,904

Net assets consist of:
Paid-in capital	$29,314,001	$22,001,650	$34,437,204
Distributions in excess of net investment income	(2,609)	(1,936)	(3,648)
Accumulated net realized loss	(250,438)	(209,845)	(305,756)
Net unrealized appreciation	3,578,173	3,022,223	5,868,104

NET ASSETS	$32,639,127	$24,812,092	$39,995,904

Shares outstanding[b]	800,000	600,000	950,000

Net asset value per share	$40.80	$41.35	$42.10

[a]	Securities on loan with values of $700,533, $473,862 and $652,027, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2014

	iShares Target Date 2045 ETF	iShares Target Date 2050 ETF	iShares Morningstar Multi-Asset Income ETF

ASSETS
Investments in affiliates, at cost:	$6,348,980	$7,774,326	$152,682,803

Investments in affiliated securities, at fair value (including securities on loana) (Note 1):	$6,633,293	$8,274,920	$146,489,436
Receivables:
Investment securities sold	24,088	37,447	—
Securities lending income (Note 1)	30	41	55,991
Capital shares sold	1,709	—	—

Total Assets	6,659,120	8,312,408	146,545,427

LIABILITIES
Payables:
Investment securities purchased	24,067	37,517	—
Collateral for securities on loan (Note 1)	67,052	—	46,091,089
Investment advisory fees (Note 2)	471	792	13,719

Total Liabilities	91,590	38,309	46,104,808

NET ASSETS	$6,567,530	$8,274,099	$100,440,619

Net assets consist of:
Paid-in capital	$6,295,131	$7,782,726	$106,771,961
Undistributed (distributions in excess of) net investment income	(451)	(810)	23,256
Accumulated net realized loss	(11,463)	(8,411)	(161,231)
Net unrealized appreciation (depreciation)	284,313	500,594	(6,193,367)

NET ASSETS	$6,567,530	$8,274,099	$100,440,619

Shares outstanding[b]	200,000	250,000	4,000,000

Net asset value per share	$32.84	$33.10	$25.11

[a]	Securities on loan with values of $65,669, $ — and $45,155,705, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2014

	iShares Conservative Allocation ETF	iShares Moderate Allocation ETF	iShares Growth Allocation ETF

NET INVESTMENT INCOME
Dividends from Underlying Funds — affiliated	$1,202,567	$1,844,920	$2,214,978
Interest — affiliated	14	55	63
Securities lending income — affiliated	41,597	43,420	32,201

Total investment income	1,244,178	1,888,395	2,247,242

EXPENSES
Investment advisory fees (Note 2)	170,584	248,590	286,808

Total expenses	170,584	248,590	286,808
Less investment advisory fees waived (Note 2)	(95,527)	(139,210)	(160,612)

Net expenses	75,057	109,380	126,196

Net investment income	1,169,121	1,779,015	2,121,046

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(53,964)	(464,567)	(493,832)
In-kind redemptions — affiliated	803,096	5,132,462	3,941,030
Realized gain distributions from Underlying Funds — affiliated	4,428	5,031	5,198

Net realized gain	753,560	4,672,926	3,452,396

Net change in unrealized appreciation/depreciation	1,649,373	60,678	3,851,501

Net realized and unrealized gain	2,402,933	4,733,604	7,303,897

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,572,054	$6,512,619	$9,424,943

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2014

	iShares Aggressive Allocation ETF	iShares Target Date Retirement Income ETF	iShares Target Date 2010 ETF

NET INVESTMENT INCOME
Dividends from Underlying Funds — affiliated	$1,812,809	$95,695	$75,692
Interest — affiliated	30	1	1
Securities lending income — affiliated	36,621	2,076	638

Total investment income	1,849,460	97,772	76,331

EXPENSES
Investment advisory fees (Note 2)	244,457	14,399	10,963

Total expenses	244,457	14,399	10,963
Less investment advisory fees waived (Note 2)	(136,896)	(8,063)	(6,139)

Net expenses	107,561	6,336	4,824

Net investment income	1,741,899	91,436	71,507

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(433,975)	9,650	10,393
In-kind redemptions — affiliated	4,176,428	—	—
Realized gain distributions from Underlying Funds — affiliated	1,367	490	336

Net realized gain	3,743,820	10,140	10,729

Net change in unrealized appreciation/depreciation	4,223,552	191,048	190,419

Net realized and unrealized gain	7,967,372	201,188	201,148

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,709,271	$292,624	$272,655

See notes to financial statements.

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2014

	iShares Target Date 2015 ETF	iShares Target Date 2020 ETF	iShares Target Date 2025 ETF

NET INVESTMENT INCOME
Dividends from Underlying Funds — affiliated	$244,780	$374,840	$317,126
Interest — affiliated	6	6	5
Securities lending income — affiliated	3,735	4,110	3,972

Total investment income	248,521	378,956	321,103

EXPENSES
Investment advisory fees (Note 2)	33,657	50,964	42,595

Total expenses	33,657	50,964	42,595
Less investment advisory fees waived (Note 2)	(18,848)	(28,540)	(23,853)

Net expenses	14,809	22,424	18,742

Net investment income	233,712	356,532	302,361

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(4,662)	15,122	8,168
In-kind redemptions — affiliated	—	—	294,815
Realized gain distributions from Underlying Funds — affiliated	1,064	1,256	863

Net realized gain (loss)	(3,598)	16,378	303,846

Net change in unrealized appreciation/depreciation	620,553	1,162,429	845,714

Net realized and unrealized gain	616,955	1,178,807	1,149,560

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$850,667	$1,535,339	$1,451,921

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2014

	iShares Target Date 2030 ETF	iShares Target Date 2035 ETF	iShares Target Date 2040 ETF

NET INVESTMENT INCOME
Dividends from Underlying Funds — affiliated	$281,043	$217,999	$340,437
Interest — affiliated	4	2	4
Securities lending income — affiliated	3,719	1,336	2,144

Total investment income	284,766	219,337	342,585

EXPENSES
Investment advisory fees (Note 2)	36,953	27,359	43,735

Total expenses	36,953	27,359	43,735
Less investment advisory fees waived (Note 2)	(20,694)	(15,321)	(24,491)

Net expenses	16,259	12,038	19,244

Net investment income	268,507	207,299	323,341

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	6,481	13,825	28,917
Realized gain distributions from Underlying Funds — affiliated	659	367	468

Net realized gain	7,140	14,192	29,385

Net change in unrealized appreciation/depreciation	1,021,892	777,126	1,356,453

Net realized and unrealized gain	1,029,032	791,318	1,385,838

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,297,539	$998,617	$1,709,179

See notes to financial statements.

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2014

	iShares Target Date 2045 ETF	iShares Target Date 2050 ETF	iShares Morningstar Multi-Asset Income ETF

NET INVESTMENT INCOME
Dividends from Underlying Funds — affiliated	$40,815	$69,217	$3,142,313
Interest — affiliated	1	—	9
Securities lending income — affiliated	185	332	282,672

Total investment income	41,001	69,549	3,424,994

EXPENSES
Investment advisory fees (Note 2)	5,493	9,198	131,200

Total expenses	5,493	9,198	131,200
Less investment advisory fees waived (Note 2)	(3,076)	(5,151)	(41,387)

Net expenses	2,417	4,047	89,813

Net investment income	38,584	65,502	3,335,181

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	3,698	2,454	(158,411)
In-kind redemptions — affiliated	—	—	124,889
Realized gain distributions from Underlying Funds — affiliated	50	56	—

Net realized gain (loss)	3,748	2,510	(33,522)

Net change in unrealized appreciation/depreciation	192,174	302,270	(368,561)

Net realized and unrealized gain (loss)	195,922	304,780	(402,083)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$234,506	$370,282	$2,933,098

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Conservative Allocation ETF		iShares Moderate Allocation ETF
	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,169,121	$2,397,820	$1,779,015	$3,531,216
Net realized gain	753,560	361,193	4,672,926	4,885,929
Net change in unrealized appreciation/depreciation	1,649,373	3,422,712	60,678	5,491,561

Net increase in net assets resulting from operations	3,572,054	6,181,725	6,512,619	13,908,706

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,159,445)	(2,399,398)	(1,768,341)	(3,685,278)

Total distributions to shareholders	(1,159,445)	(2,399,398)	(1,768,341)	(3,685,278)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	12,763,095	53,877,881	42,268,682	56,521,174
Cost of shares redeemed	(7,892,007)	(9,264,081)	(23,588,250)	(33,545,493)

Net increase in net assets from capital share transactions	4,871,088	44,613,800	18,680,432	22,975,681

INCREASE IN NET ASSETS	7,283,697	48,396,127	23,424,710	33,199,109

NET ASSETS
Beginning of period	135,625,294	87,229,167	186,414,662	153,215,553

End of period	$142,908,991	$135,625,294	$209,839,372	$186,414,662

Undistributed net investment income included in net assets at end of period	$9,676	$—	$10,674	$—

SHARES ISSUED AND REDEEMED
Shares sold	400,000	1,750,000	1,250,000	1,750,000
Shares redeemed	(250,000)	(300,000)	(700,000)	(1,050,000)

Net increase in shares outstanding	150,000	1,450,000	550,000	700,000

See notes to financial statements.

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Growth Allocation ETF		iShares Aggressive Allocation ETF
	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,121,046	$3,728,572	$1,741,899	$2,848,705
Net realized gain	3,452,396	7,589,409	3,743,820	4,634,018
Net change in unrealized appreciation/depreciation	3,851,501	9,271,833	4,223,552	14,266,397

Net increase in net assets resulting from operations	9,424,943	20,589,814	9,709,271	21,749,120

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,153,315)	(3,833,901)	(1,732,751)	(2,887,772)

Total distributions to shareholders	(2,153,315)	(3,833,901)	(1,732,751)	(2,887,772)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	56,408,887	91,340,748	60,549,058	81,926,043
Cost of shares redeemed	(16,979,874)	(41,973,230)	(23,886,381)	(21,402,708)

Net increase in net assets from capital share transactions	39,429,013	49,367,518	36,662,677	60,523,335

INCREASE IN NET ASSETS	46,700,641	66,123,431	44,639,197	79,384,683

NET ASSETS
Beginning of period	202,039,920	135,916,489	169,263,466	89,878,783

End of period	$248,740,561	$202,039,920	$213,902,663	$169,263,466

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(32,269)	$—	$9,148	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,500,000	2,600,000	1,400,000	2,100,000
Shares redeemed	(450,000)	(1,200,000)	(550,000)	(550,000)

Net increase in shares outstanding	1,050,000	1,400,000	850,000	1,550,000

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Target Date Retirement Income ETF		iShares Target Date 2010 ETF
	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$91,436	$186,079	$71,507	$131,990
Net realized gain	10,140	385,849	10,729	102,894
Net change in unrealized appreciation/depreciation	191,048	(88,755)	190,419	282,407

Net increase in net assets resulting from operations	292,624	483,173	272,655	517,291

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(92,351)	(186,759)	(72,384)	(132,666)

Total distributions to shareholders	(92,351)	(186,759)	(72,384)	(132,666)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	8,023,826	—	3,404,041
Cost of shares redeemed	—	(4,789,936)	—	(1,652,976)

Net increase in net assets from capital share transactions	—	3,233,890	—	1,751,065

INCREASE IN NET ASSETS	200,273	3,530,304	200,271	2,135,690

NET ASSETS
Beginning of period	11,313,151	7,782,847	8,567,314	6,431,624

End of period	$11,513,424	$11,313,151	$8,767,585	$8,567,314

Distributions in excess of net investment income included in net assets at end of period	$(915)	$—	$(877)	$—

SHARES ISSUED AND REDEEMED
Shares sold	—	250,000	—	100,000
Shares redeemed	—	(150,000)	—	(50,000)

Net increase in shares outstanding	—	100,000	—	50,000

See notes to financial statements.

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Target Date 2015 ETF		iShares Target Date 2020 ETF
	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$233,712	$355,376	$356,532	$636,877
Net realized gain (loss)	(3,598)	288,689	16,378	975,068
Net change in unrealized appreciation/depreciation	620,553	1,029,234	1,162,429	1,936,747

Net increase in net assets resulting from operations	850,667	1,673,299	1,535,339	3,548,692

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(236,646)	(366,062)	(359,746)	(654,131)

Total distributions to shareholders	(236,646)	(366,062)	(359,746)	(654,131)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	12,989,717	10,569,954	5,830,690	18,092,193
Cost of shares redeemed	—	(1,799,521)	—	(5,424,170)

Net increase in net assets from capital share transactions	12,989,717	8,770,433	5,830,690	12,668,023

INCREASE IN NET ASSETS	13,603,738	10,077,670	7,006,283	15,562,584

NET ASSETS
Beginning of period	21,676,115	11,598,445	37,423,484	21,860,900

End of period	$35,279,853	$21,676,115	$44,429,767	$37,423,484

Distributions in excess of net investment income included in net assets at end of period	$(2,934)	$—	$(3,214)	$—

SHARES ISSUED AND REDEEMED
Shares sold	350,000	300,000	150,000	500,000
Shares redeemed	—	(50,000)	—	(150,000)

Net increase in shares outstanding	350,000	250,000	150,000	350,000

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Target Date 2025 ETF		iShares Target Date 2030 ETF
	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$302,361	$521,458	$268,507	$461,856
Net realized gain	303,846	532,630	7,140	684,450
Net change in unrealized appreciation/depreciation	845,714	2,152,841	1,021,892	2,181,751

Net increase in net assets resulting from operations	1,451,921	3,206,929	1,297,539	3,328,057

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(304,921)	(533,615)	(271,116)	(469,753)

Total distributions to shareholders	(304,921)	(533,615)	(271,116)	(469,753)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,005,504	16,701,290	4,141,492	12,957,705
Cost of shares redeemed	(1,979,625)	(5,380,080)	—	(3,675,192)

Net increase in net assets from capital share transactions	2,025,879	11,321,210	4,141,492	9,282,513

INCREASE IN NET ASSETS	3,172,879	13,994,524	5,167,915	12,140,817

NET ASSETS
Beginning of period	32,653,324	18,658,800	27,471,212	15,330,395

End of period	$35,826,203	$32,653,324	$32,639,127	$27,471,212

Distributions in excess of net investment income included in net assets at end of period	$(2,560)	$—	$(2,609)	$—

SHARES ISSUED AND REDEEMED
Shares sold	100,000	450,000	100,000	350,000
Shares redeemed	(50,000)	(150,000)	—	(100,000)

Net increase in shares outstanding	50,000	300,000	100,000	250,000

See notes to financial statements.

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Target Date 2035 ETF		iShares Target Date 2040 ETF
	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$207,299	$335,530	$323,341	$573,408
Net realized gain (loss)	14,192	(44,190)	29,385	(64,492)
Net change in unrealized appreciation/depreciation	777,126	2,130,847	1,356,453	3,996,409

Net increase in net assets resulting from operations	998,617	2,422,187	1,709,179	4,505,325

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(209,235)	(339,728)	(326,989)	(579,818)

Total distributions to shareholders	(209,235)	(339,728)	(326,989)	(579,818)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,194,187	7,538,771	6,377,475	9,479,877

Net increase in net assets from capital share transactions	4,194,187	7,538,771	6,377,475	9,479,877

INCREASE IN NET ASSETS	4,983,569	9,621,230	7,759,665	13,405,384

NET ASSETS
Beginning of period	19,828,523	10,207,293	32,236,239	18,830,855

End of period	$24,812,092	$19,828,523	$39,995,904	$32,236,239

Distributions in excess of net investment income included in net assets at end of period	$(1,936)	$—	$(3,648)	$—

SHARES ISSUED
Shares sold	100,000	200,000	150,000	250,000

Net increase in shares outstanding	100,000	200,000	150,000	250,000

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Target Date 2045 ETF		iShares Target Date 2050 ETF
	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$38,584	$84,165	$65,502	$105,655
Net realized gain	3,748	600,881	2,510	571,022
Net change in unrealized appreciation/depreciation	192,174	(14,822)	302,270	110,703

Net increase in net assets resulting from operations	234,506	670,224	370,282	787,380

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(39,035)	(85,013)	(66,312)	(106,506)

Total distributions to shareholders	(39,035)	(85,013)	(66,312)	(106,506)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,237,323	4,490,375	1,657,779	8,855,121
Cost of shares redeemed	—	(5,904,305)	—	(7,187,663)

Net increase (decrease) in net assets from capital share transactions	3,237,323	(1,413,930)	1,657,779	1,667,458

INCREASE (DECREASE) IN NET ASSETS	3,432,794	(828,719)	1,961,749	2,348,332

NET ASSETS
Beginning of period	3,134,736	3,963,455	6,312,350	3,964,018

End of period	$6,567,530	$3,134,736	$8,274,099	$6,312,350

Distributions in excess of net investment income included in net assets at end of period	$(451)	$—	$(810)	$—

SHARES ISSUED AND REDEEMED
Shares sold	100,000	150,000	50,000	300,000
Shares redeemed	—	(200,000)	—	(250,000)

Net increase (decrease) in shares outstanding	100,000	(50,000)	50,000	50,000

See notes to financial statements.

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Morningstar Multi-Asset Income ETF
	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,335,181	$4,877,989
Net realized gain (loss)	(33,522)	287,480
Net change in unrealized appreciation/depreciation	(368,561)	(7,112,155)

Net increase (decrease) in net assets resulting from operations	2,933,098	(1,946,686)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,327,664)	(4,863,817)
From net realized gain	(177,134)	—

Total distributions to shareholders	(3,504,798)	(4,863,817)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,252,676	89,266,243
Cost of shares redeemed	(12,374,272)	(19,165,941)

Net increase (decrease) in net assets from capital share transactions	(11,121,596)	70,100,302

INCREASE (DECREASE) IN NET ASSETS	(11,693,296)	63,289,799

NET ASSETS
Beginning of period	112,133,915	48,844,116

End of period	$100,440,619	$112,133,915

Undistributed net investment income included in net assets at end of period	$23,256	$15,739

SHARES ISSUED AND REDEEMED
Shares sold	50,000	3,350,000
Shares redeemed	(500,000)	(750,000)

Net increase (decrease) in shares outstanding	(450,000)	2,600,000

See notes to financial statements.

FINANCIAL STATEMENTS	53

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Conservative Allocation ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$31.18	$30.08	$29.44	$27.87	$26.27	$25.44

Income from investment operations:
Net investment income[b]	0.27	0.63	0.61	0.65	0.54	0.49
Net realized and unrealized gain[c]	0.58	1.09	0.65	1.56	1.64	0.77

Total from investment operations	0.85	1.72	1.26	2.21	2.18	1.26

Less distributions from:
Net investment income	(0.27)	(0.62)	(0.62)	(0.64)	(0.58)	(0.43)

Total distributions	(0.27)	(0.62)	(0.62)	(0.64)	(0.58)	(0.43)

Net asset value, end of period	$31.76	$31.18	$30.08	$29.44	$27.87	$26.27

Total return	2.74%[d]	5.77%	4.34%	7.99%	8.38%	5.03%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$142,909	$135,625	$87,229	$61,822	$40,409	$10,509
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	1.71%	2.03%	2.07%	2.26%	1.98%	2.65%
Portfolio turnover rate[g]	7%	8%	12%	7%	8%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Moderate Allocation ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$32.99	$30.95	$30.58	$28.42	$26.56	$25.60

Income from investment operations:
Net investment income[b]	0.30	0.67	0.64	0.69	0.58	0.52
Net realized and unrealized gain[c]	0.86	2.09	0.37	2.09	1.82	0.86

Total from investment operations	1.16	2.76	1.01	2.78	2.40	1.38

Less distributions from:
Net investment income	(0.30)	(0.72)	(0.64)	(0.62)	(0.54)	(0.42)

Total distributions	(0.30)	(0.72)	(0.64)	(0.62)	(0.54)	(0.42)

Net asset value, end of period	$33.85	$32.99	$30.95	$30.58	$28.42	$26.56

Total return	3.50%[d]	9.01%	3.40%	9.84%	9.08%	5.48%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$209,839	$186,415	$153,216	$97,859	$58,263	$18,591
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	1.79%	2.09%	2.12%	2.30%	2.06%	2.80%
Portfolio turnover rate[g]	10%	7%	9%	9%	6%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Growth Allocation ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$36.40	$32.75	$32.28	$29.06	$26.80	$25.79

Income from investment operations:
Net investment income[b]	0.35	0.78	0.69	0.73	0.63	0.58
Net realized and unrealized gain[c]	1.29	3.65	0.48	3.17	2.22	0.88

Total from investment operations	1.64	4.43	1.17	3.90	2.85	1.46

Less distributions from:
Net investment income	(0.35)	(0.78)	(0.70)	(0.68)	(0.59)	(0.45)

Total distributions	(0.35)	(0.78)	(0.70)	(0.68)	(0.59)	(0.45)

Net asset value, end of period	$37.69	$36.40	$32.75	$32.28	$29.06	$26.80

Total return	4.49%[d]	13.68%	3.75%	13.49%	10.68%	5.83%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$248,741	$202,040	$135,916	$108,129	$61,030	$26,797
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	1.85%	2.24%	2.17%	2.29%	2.18%	3.22%
Portfolio turnover rate[g]	13%	9%	5%	10%	5%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Aggressive Allocation ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$41.28	$35.25	$35.09	$30.11	$26.97	$25.96

Income from investment operations:
Net investment income[b]	0.39	0.90	0.76	0.69	0.56	0.59
Net realized and unrealized gain[c]	1.91	6.01	0.16	4.93	3.15	0.91

Total from investment operations	2.30	6.91	0.92	5.62	3.71	1.50

Less distributions from:
Net investment income	(0.37)	(0.88)	(0.76)	(0.64)	(0.57)	(0.49)

Total distributions	(0.37)	(0.88)	(0.76)	(0.64)	(0.57)	(0.49)

Net asset value, end of period	$43.21	$41.28	$35.25	$35.09	$30.11	$26.97

Total return	5.56%[d]	19.81%	2.76%	18.75%	13.78%	6.04%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$213,903	$169,263	$89,879	$82,468	$43,661	$18,876
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	1.78%	2.33%	2.24%	2.00%	1.89%	3.38%
Portfolio turnover rate[g]	14%	10%	12%	13%	8%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Target Date Retirement Income ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$32.32	$31.13	$30.39	$28.55	$26.62	$25.58

Income from investment operations:
Net investment income[b]	0.26	0.64	0.70	0.78	0.67	0.53
Net realized and unrealized gain[c]	0.58	1.20	0.72	1.84	1.97	1.05

Total from investment operations	0.84	1.84	1.42	2.62	2.64	1.58

Less distributions from:
Net investment income	(0.26)	(0.65)	(0.68)	(0.78)	(0.71)	(0.54)

Total distributions	(0.26)	(0.65)	(0.68)	(0.78)	(0.71)	(0.54)

Net asset value, end of period	$32.90	$32.32	$31.13	$30.39	$28.55	$26.62

Total return	2.62%[d]	5.97%	4.71%	9.30%	10.03%	6.31%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,513	$11,313	$7,783	$9,118	$7,138	$2,662
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	1.59%	1.99%	2.30%	2.63%	2.39%	2.88%
Portfolio turnover rate[g]	3%	6%	18%	20%	14%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Target Date 2010 ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$34.27	$32.16	$31.67	$29.40	$27.11	$25.66

Income from investment operations:
Net investment income[b]	0.29	0.68	0.74	0.79	0.69	0.54
Net realized and unrealized gain[c]	0.80	2.13	0.46	2.48	2.32	1.09

Total from investment operations	1.09	2.81	1.20	3.27	3.01	1.63

Less distributions from:
Net investment income	(0.29)	(0.70)	(0.71)	(1.00)	(0.72)	(0.18)

Total distributions	(0.29)	(0.70)	(0.71)	(1.00)	(0.72)	(0.18)

Net asset value, end of period	$35.07	$34.27	$32.16	$31.67	$29.40	$27.11

Total return	3.19%[d]	8.82%	3.87%	11.22%	11.15%	6.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,768	$8,567	$6,432	$11,085	$2,940	$2,711
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	1.63%	2.02%	2.38%	2.53%	2.38%	2.94%
Portfolio turnover rate[g]	3%	14%	20%	28%	11%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Target Date 2015 ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$36.13	$33.14	$32.87	$29.91	$27.18	$25.74

Income from investment operations:
Net investment income[b]	0.32	0.75	0.76	0.85	0.70	0.54
Net realized and unrealized gain[c]	1.01	3.00	0.29	3.00	2.56	1.09

Total from investment operations	1.33	3.75	1.05	3.85	3.26	1.63

Less distributions from:
Net investment income	(0.32)	(0.76)	(0.78)	(0.89)	(0.53)	(0.19)

Total distributions	(0.32)	(0.76)	(0.78)	(0.89)	(0.53)	(0.19)

Net asset value, end of period	$37.14	$36.13	$33.14	$32.87	$29.91	$27.18

Total return	3.68%[d]	11.44%	3.30%	12.95%	12.04%	6.39%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$35,280	$21,676	$11,598	$14,792	$5,982	$2,718
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	1.74%	2.16%	2.36%	2.63%	2.40%	2.98%
Portfolio turnover rate[g]	4%	12%	23%	24%	13%	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Target Date 2020 ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$37.42	$33.63	$33.50	$30.22	$27.20	$25.81

Income from investment operations:
Net investment income[b]	0.34	0.78	0.78	0.84	0.66	0.54
Net realized and unrealized gain[c]	1.21	3.79	0.12	3.49	2.80	1.04

Total from investment operations	1.55	4.57	0.90	4.33	3.46	1.58

Less distributions from:
Net investment income	(0.34)	(0.78)	(0.77)	(1.05)	(0.44)	(0.19)

Total distributions	(0.34)	(0.78)	(0.77)	(1.05)	(0.44)	(0.19)

Net asset value, end of period	$38.63	$37.42	$33.63	$33.50	$30.22	$27.20

Total return	4.14%[d]	13.74%	2.81%	14.43%	12.73%	6.22%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$44,430	$37,423	$21,861	$20,101	$10,578	$2,720
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	1.75%	2.18%	2.39%	2.54%	2.22%	3.01%
Portfolio turnover rate[g]	4%	9%	20%	20%	13%	15%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Target Date 2025 ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$38.42	$33.93	$34.01	$30.24	$27.20	$25.88

Income from investment operations:
Net investment income[b]	0.35	0.83	0.78	0.86	0.66	0.57
Net realized and unrealized gain (loss)[c]	1.40	4.48	(0.06)	3.84	2.94	0.95

Total from investment operations	1.75	5.31	0.72	4.70	3.60	1.52

Less distributions from:
Net investment income	(0.36)	(0.82)	(0.80)	(0.93)	(0.56)	(0.20)

Total distributions	(0.36)	(0.82)	(0.80)	(0.93)	(0.56)	(0.20)

Net asset value, end of period	$39.81	$38.42	$33.93	$34.01	$30.24	$27.20

Total return	4.55%[d]	15.83%	2.24%	15.64%	13.27%	5.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$35,826	$32,653	$18,659	$18,707	$7,559	$4,080
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	1.77%	2.26%	2.36%	2.56%	2.22%	3.22%
Portfolio turnover rate[g]	4%	10%	26%	17%	9%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Target Date 2030 ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$39.24	$34.07	$34.28	$30.29	$27.13	$25.94

Income from investment operations:
Net investment income[b]	0.37	0.83	0.79	0.80	0.64	0.54
Net realized and unrealized gain (loss)[c]	1.56	5.16	(0.22)	4.19	3.04	0.86

Total from investment operations	1.93	5.99	0.57	4.99	3.68	1.40

Less distributions from:
Net investment income	(0.37)	(0.82)	(0.78)	(1.00)	(0.52)	(0.21)

Total distributions	(0.37)	(0.82)	(0.78)	(1.00)	(0.52)	(0.21)

Net asset value, end of period	$40.80	$39.24	$34.07	$34.28	$30.29	$27.13

Total return	4.92%[d]	17.76%	1.77%	16.55%	13.56%	5.52%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$32,639	$27,471	$15,330	$13,714	$9,086	$4,069
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	1.82%	2.25%	2.39%	2.37%	2.15%	3.08%
Portfolio turnover rate[g]	4%	10%	21%	23%	18%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Target Date 2035 ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$39.66	$34.02	$34.35	$30.18	$27.09	$25.98

Income from investment operations:
Net investment income[b]	0.39	0.86	0.80	0.78	0.59	0.52
Net realized and unrealized gain (loss)[c]	1.67	5.62	(0.35)	4.42	3.13	0.79

Total from investment operations	2.06	6.48	0.45	5.20	3.72	1.31

Less distributions from:
Net investment income	(0.37)	(0.84)	(0.78)	(1.03)	(0.63)	(0.20)

Total distributions	(0.37)	(0.84)	(0.78)	(1.03)	(0.63)	(0.20)

Net asset value, end of period	$41.35	$39.66	$34.02	$34.35	$30.18	$27.09

Total return	5.20%[d]	19.26%	1.42%	17.34%	13.74%	5.18%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$24,812	$19,829	$10,207	$6,870	$3,018	$2,709
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	1.89%	2.32%	2.40%	2.30%	1.99%	3.01%
Portfolio turnover rate[g]	3%	13%	21%	30%	16%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Target Date 2040 ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$40.30	$34.24	$34.66	$30.33	$27.05	$26.00

Income from investment operations:
Net investment income[b]	0.39	0.86	0.79	0.73	0.68	0.51
Net realized and unrealized gain (loss)[c]	1.79	6.05	(0.43)	4.65	3.06	0.75

Total from investment operations	2.18	6.91	0.36	5.38	3.74	1.26

Less distributions from:
Net investment income	(0.38)	(0.85)	(0.78)	(1.05)	(0.46)	(0.21)

Total distributions	(0.38)	(0.85)	(0.78)	(1.05)	(0.46)	(0.21)

Net asset value, end of period	$42.10	$40.30	$34.24	$34.66	$30.33	$27.05

Total return	5.40%[d]	20.40%	1.17%	17.85%	13.82%	4.96%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$39,996	$32,236	$18,831	$15,596	$10,617	$2,705
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	1.85%	2.28%	2.37%	2.14%	2.26%	2.94%
Portfolio turnover rate[g]	3%	11%	19%	15%	13%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Target Date 2045 ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Period from Aug. 16, 2011[a] to Jul. 31, 2012
Net asset value, beginning of period	$31.35	$26.42	$24.75

Income from investment operations:
Net investment income[b]	0.29	0.65	0.60
Net realized and unrealized gain[c]	1.46	4.93	1.65

Total from investment operations	1.75	5.58	2.25

Less distributions from:
Net investment income	(0.26)	(0.65)	(0.58)

Total distributions	(0.26)	(0.65)	(0.58)

Net asset value, end of period	$32.84	$31.35	$26.42

Total return	5.57%[d]	21.34%	9.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,568	$3,135	$3,963
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	1.76%	2.26%	2.42%
Portfolio turnover rate[g]	4%	6%	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Target Date 2050 ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Period from Aug. 16, 2011[a] to Jul. 31, 2012
Net asset value, beginning of period	$31.56	$26.43	$24.75

Income from investment operations:
Net investment income[b]	0.30	0.71	0.61
Net realized and unrealized gain[c]	1.52	5.06	1.64

Total from investment operations	1.82	5.77	2.25

Less distributions from:
Net investment income	(0.28)	(0.64)	(0.57)

Total distributions	(0.28)	(0.64)	(0.57)

Net asset value, end of period	$33.10	$31.56	$26.43

Total return	5.77%[d]	22.07%	9.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,274	$6,312	$3,964
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	1.78%	2.45%	2.49%
Portfolio turnover rate[g]	3%	6%	15%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Morningstar Multi-Asset Income ETF

	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Period from Apr. 3, 2012[a] to Jul. 31, 2012
Net asset value, beginning of period	$25.20	$26.40	$25.00

Income from investment operations:
Net investment income[b]	0.80	1.41	0.35
Net realized and unrealized gain (loss)[c]	(0.04)	(1.20)	1.37

Total from investment operations	0.76	0.21	1.72

Less distributions from:
Net investment income	(0.81)	(1.41)	(0.32)
Net realized gain	(0.04)	—	—

Total distributions	(0.85)	(1.41)	(0.32)

Net asset value, end of period	$25.11	$25.20	$26.40

Total return	3.09%[d]	0.71%	6.91%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$100,441	$112,134	$48,844
Ratio of expenses to average net assets[e,f]	0.17%	0.20%	0.20%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	6.36%	5.36%	4.22%
Portfolio turnover rate[g]	32%	51%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Conservative Allocation	Diversified
Moderate Allocation	Diversified
Growth Allocation	Diversified
Aggressive Allocation	Diversified
Target Date Retirement Income	Diversified
Target Date 2010	Diversified
Target Date 2015	Diversified
Target Date 2020	Diversified

iShares ETF	Diversification Classification
Target Date 2025	Diversified
Target Date 2030	Diversified
Target Date 2035	Diversified
Target Date 2040	Diversified
Target Date 2045	Diversified
Target Date 2050	Diversified
Morningstar Multi-Asset Income	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. Each underlying index is comprised entirely of securities of iShares funds (each, an “Underlying Fund,” collectively, the “Underlying Funds”) that themselves seek investment results that correspond generally to the price and yield performance, before fees and expenses, of their own respective underlying indexes. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Each Fund is a fund of funds and seeks its investment objective by investing primarily in the affiliated Underlying Funds.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

70	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of January 31, 2014, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions from the Underlying Funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment advisor, or its affiliates.

As of January 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of January 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

As of January 31, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
Conservative Allocation	$12,465,609
Moderate Allocation	15,516,518
Growth Allocation	11,159,739
Aggressive Allocation	6,088,572
Target Date Retirement Income	348,494
Target Date 2010	255,401
Target Date 2015	965,448

iShares ETF	Market Value of Securities on Loan
Target Date 2020	$1,139,695
Target Date 2025	848,382
Target Date 2030	700,533
Target Date 2035	473,862
Target Date 2040	652,027
Target Date 2045	65,669
Morningstar Multi-Asset Income	45,155,705

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.25% based on the average daily net assets of each Fund.

BFA has contractually agreed to waive a portion of the investment advisory fees it is entitled to receive from each Fund, except the iShares Morningstar Multi-Asset Income ETF, through November 30, 2014 in an amount equal to 0.14%. After giving effect to the fee waiver, BFA will receive an annual advisory fee of 0.11% of the average daily net assets of each Fund. BFA also receives investment advisory fees from the Underlying Funds as a result of the Funds’ investments in the Underlying Funds.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Morningstar Multi-Asset Income ETF through December 31, 2014 in order to limit total annual operating expenses, inclusive of indirect fees and expenses incurred by the Underlying Funds, to 0.60% of average daily net assets.

72	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014 each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 75% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

For the six months ended January 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Conservative Allocation	$19,428
Moderate Allocation	21,887
Growth Allocation	16,221
Aggressive Allocation	18,799
Target Date Retirement Income	990
Target Date 2010	304
Target Date 2015	1,801
Target Date 2020	1,998

iShares ETF	Fees Paid to BTC
Target Date 2025	$2,028
Target Date 2030	1,893
Target Date 2035	681
Target Date 2040	1,105
Target Date 2045	95
Target Date 2050	171
Morningstar Multi-Asset Income	142,240

In addition, commencing the business day following the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 (or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest - affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The Funds’ investments in Underlying Funds are considered to be investments in affiliates for purposes of Section 2(a)(3) of the 1940 Act. Dividend income and realized gains and losses from affiliated investments are presented in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2014 were as follows:

iShares ETF	Purchases	Sales
Conservative Allocation	$9,391,032	$9,397,013
Moderate Allocation	19,940,563	19,886,802
Growth Allocation	29,551,232	29,333,392
Aggressive Allocation	27,164,399	26,882,291
Target Date Retirement Income	315,995	314,656
Target Date 2010	278,906	282,260
Target Date 2015	1,007,791	1,004,059
Target Date 2020	1,481,640	1,475,601
Target Date 2025	1,224,792	1,219,266
Target Date 2030	1,055,930	1,051,148
Target Date 2035	752,152	749,252
Target Date 2040	1,195,247	1,189,506
Target Date 2045	157,828	157,054
Target Date 2050	248,873	250,495
Morningstar Multi-Asset Income	33,395,776	33,639,349

In-kind transactions (see Note 4) for the six months ended January 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Conservative Allocation	$12,750,991	$7,834,402
Moderate Allocation	42,177,646	23,448,539
Growth Allocation	56,309,747	16,813,157
Aggressive Allocation	60,457,367	23,909,837
Target Date 2015	12,979,176	—
Target Date 2020	5,827,034	—
Target Date 2025	4,002,994	1,977,866
Target Date 2030	4,138,971	—
Target Date 2035	4,190,578	—
Target Date 2040	6,372,527	—
Target Date 2045	3,230,610	—
Target Date 2050	1,657,687	—
Morningstar Multi-Asset Income	1,251,239	12,352,344

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

74	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2013, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Expiring 2019	Total
Conservative Allocation	$—	$—	$9,849	$9,849
Moderate Allocation	32,498	—	4,198	36,696
Growth Allocation	—	2,489	—	2,489
Aggressive Allocation	87,657	—	—	87,657
Target Date Retirement Income	41,893	—	136	42,029
Target Date 2010	52,183	—	—	52,183
Target Date 2015	90,931	—	24,567	115,498
Target Date 2020	250,681	—	731	251,412
Target Date 2025	155,341	—	—	155,341
Target Date 2030	48,056	—	2,415	50,471
Target Date 2035	157,564	—	—	157,564
Target Date 2040	224,270	—	—	224,270
Target Date 2045	14,787	—	—	14,787
Target Date 2050	9,365	—	—	9,365

[a]	Must be utilized prior to losses subject to expiration.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Conservative Allocation	$150,519,888	$6,789,141	$(1,628,093)	$5,161,048
Moderate Allocation	214,987,105	11,946,537	(1,082,688)	10,863,849
Growth Allocation	241,651,493	20,209,750	(1,352,248)	18,857,502
Aggressive Allocation	198,675,831	22,738,791	(1,044,566)	21,694,225
Target Date Retirement Income	11,552,863	461,337	(144,473)	316,864
Target Date 2010	8,520,526	652,252	(143,639)	508,613
Target Date 2015	34,596,608	1,917,545	(246,626)	1,670,919
Target Date 2020	42,081,430	3,797,271	(282,285)	3,514,986
Target Date 2025	33,783,581	3,295,336	(376,667)	2,918,669
Target Date 2030	29,980,496	3,704,366	(327,861)	3,376,505
Target Date 2035	22,333,001	3,122,338	(156,928)	2,965,410
Target Date 2040	34,902,524	5,999,342	(236,348)	5,762,994
Target Date 2045	6,349,404	312,785	(28,896)	283,889
Target Date 2050	7,775,882	544,429	(45,391)	499,038
Morningstar Multi-Asset Income	152,810,509	1,673,337	(7,994,410)	(6,321,073)

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

76	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Conservative Allocation	$0.267744	$—	$0.002819	$0.270563	99%	—%	1%		100%
Moderate Allocation	0.291498	—	0.003858	0.295356	99	—	1		100
Growth Allocation	0.339700	—	0.005554	0.345254	98	—	2		100
Aggressive Allocation	0.357970	—	0.008764	0.366734	98	—	2		100
Target Date Retirement Income	0.261783	—	0.002076	0.263859	99	—	1		100
Target Date 2010	0.286457	—	0.003079	0.289536	99	—	1		100
Target Date 2015	0.313998	—	0.004424	0.318422	99	—	1		100
Target Date 2020	0.334691	—	0.005117	0.339808	98	—	2		100
Target Date 2025	0.352868	—	0.005863	0.358731	98	—	2		100
Target Date 2030	0.364278	—	0.006766	0.371044	98	—	2		100
Target Date 2035	0.364603	—	0.007661	0.372264	98	—	2		100
Target Date 2040	0.370602	—	0.008152	0.378754	98	—	2		100
Target Date 2045	0.254034	—	0.006200	0.260234	98	—	2		100
Target Date 2050	0.277418	—	0.007205	0.284623	97	—	3		100
Morningstar Multi-Asset Income	0.803486	0.042683	0.002168	0.848337	95	5	0	[a]	100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	77

Notes:

78	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, or Morningstar, Inc. nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-74-0114

JANUARY 31, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Developed Small-Cap ex North America ETF | IFSM | NASDAQ
➢	iShares MSCI ACWI ETF | ACWI | NASDAQ
➢	iShares MSCI ACWI ex U.S. ETF | ACWX | NASDAQ
➢	iShares MSCI Emerging Markets Financials ETF | EMFN | NASDAQ
➢	iShares MSCI Emerging Markets Materials ETF | EMMT | NASDAQ
➢	iShares MSCI Europe Financials ETF | EUFN | NASDAQ
➢	iShares MSCI Far East Financials ETF | FEFN | NASDAQ
➢	iShares MSCI Kokusai ETF | TOK | NYSE Arca

Fund Performance Overview

iSHARES® DEVELOPED SMALL-CAP EX NORTH AMERICA ETF

Performance as of January 31, 2014

The iShares Developed Small-Cap ex North America ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities, excluding the U.S. and Canada, as represented by the FTSE Developed Small Cap ex-North America Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 13.13%, net of fees, while the total return for the Index was 13.46%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.84%	19.70%	19.21%	18.84%	19.70%	19.21%
5 Years	18.82%	19.35%	19.18%	136.83%	142.13%	140.49%
Since Inception	1.11%	1.30%	1.59%	7.08%	8.34%	10.29%

The inception date of the Fund was 11/12/07. The first day of secondary market trading was 11/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,131.30	$2.69	$1,000.00	$1,022.70	$2.55	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Industrials	24.33%
Consumer Discretionary	19.88
Financials	19.40
Information Technology	9.07
Materials	8.57
Health Care	7.15
Consumer Staples	4.29
Energy	3.71
Utilities	1.71
Telecommunication Services	1.70
Investment Companies	0.19

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/14

Country	Percentage of Total Investments*

United Kingdom	27.36%
Japan	17.43
Germany	6.68
Australia	6.03
Sweden	4.50
Switzerland	3.85
France	3.73
Italy	3.60
Singapore	3.36
Hong Kong	3.02

TOTAL	79.56%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI ACWI ETF

Performance as of January 31, 2014

The iShares MSCI ACWI ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging market equities, as represented by the MSCI ACWI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 6.12%, net of fees, while the total return for the Index was 6.08%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.72%	12.42%	12.70%	12.72%	12.42%	12.70%
5 Years	15.96%	16.11%	16.04%	109.68%	111.07%	110.38%
Since Inception	3.57%	3.53%	3.46%	22.78%	22.49%	22.01%

The inception date of the Fund was 3/26/08. The first day of secondary market trading was 3/28/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,061.20	$1.77	$1,000.00	$1,023.50	$1.73	0.34%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Financials	20.93%
Information Technology	12.63
Consumer Discretionary	12.14
Industrials	11.02
Health Care	10.89
Consumer Staples	9.64
Energy	9.59
Materials	5.77
Telecommunication Services	4.16
Utilities	3.23

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/14

Country	Percentage of Total Investments*

United States	48.87%
United Kingdom	8.14
Japan	7.78
France	3.66
Canada	3.63
Germany	3.57
Switzerland	3.44
Australia	2.77
China	2.01
South Korea	1.67

TOTAL	85.54%

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ACWI EX U.S. ETF

Performance as of January 31, 2014

The iShares MSCI ACWI ex U.S. ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization non-U.S. equities, as represented by the MSCI ACWI ex USA Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 5.39%, net of fees, while the total return for the Index was 5.48%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.59%	4.78%	5.75%	5.59%	4.78%	5.75%
5 Years	13.38%	13.52%	13.86%	87.40%	88.49%	91.34%
Since Inception	0.23%	0.09%	0.79%	1.34%	0.53%	4.68%

The inception date of the Fund was 3/26/08. The first day of secondary market trading was 3/28/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,053.90	$1.76	$1,000.00	$1,023.50	$1.73	0.34%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Financials	26.35%
Industrials	11.05
Consumer Discretionary	10.61
Consumer Staples	9.77
Energy	9.19
Materials	8.51
Health Care	8.48
Information Technology	6.70
Telecommunication Services	6.04
Utilities	3.30

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/14

Country	Percentage of Total Investments*

United Kingdom	15.84%
Japan	15.25
France	7.23
Canada	7.12
Germany	6.87
Switzerland	6.59
Australia	5.34
China	4.05
South Korea	3.24
Taiwan	2.46

TOTAL	73.99%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS FINANCIALS ETF

Performance as of January 31, 2014

The iShares MSCI Emerging Markets Financials ETF (the “Fund”) seeks to track the investment results of an index composed of emerging market equities in the financials sector, as represented by the MSCI Emerging Markets Financials Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was -4.74%, net of fees, while the total return for the Index was -3.82%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(18.30)%	(21.07)%	(15.39)%	(18.30)%	(21.07)%	(15.39)%
Since Inception	0.61%	0.36%	0.03%	2.48%	1.48%	0.11%

The inception date of the Fund was 1/20/10. The first day of secondary market trading was 1/22/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$952.60	$3.30	$1,000.00	$1,021.80	$3.41	0.67%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Commercial Banks	69.52%
Insurance	13.87
Diversified Financial Services	6.33
Real Estate Management & Development	5.82
Capital Markets	2.87
Real Estate Investment Trusts (REITs)	1.36
Consumer Finance	0.23

TOTAL	100.00%

*	Excludes money market funds

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/14

Country	Percentage of Total Investments*

China	28.38%
Brazil	11.44
Taiwan	8.59
South Korea	8.50
South Africa	6.94
India	4.76
Malaysia	4.32
Poland	3.98
Mexico	3.49
Indonesia	3.40

TOTAL	83.80%

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS MATERIALS ETF

Performance as of January 31, 2014

The iShares MSCI Emerging Markets Materials ETF (the “Fund”) seeks to track the investment results of an index composed of emerging market equities in the materials sector, as represented by the MSCI Emerging Markets Materials Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 1.83%, net of fees, while the total return for the Index was 2.59%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(25.19)%	(26.24)%	(21.98)%	(25.19)%	(26.24)%	(21.98)%
Since Inception	(8.52)%	(8.68)%	(7.29)%	(30.16)%	(30.65)%	(26.28)%

The inception date of the Fund was 1/20/10. The first day of secondary market trading was 1/22/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,018.30	$3.41	$1,000.00	$1,021.80	$3.41	0.67%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Metals & Mining	53.51%
Chemicals	26.16
Construction Materials	15.50
Paper & Forest Products	3.57
Containers & Packaging	1.26

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/14

Country	Percentage of Total Investments*

Brazil	19.27%
South Korea	15.64
Taiwan	14.96
Mexico	10.25
South Africa	8.88
China	6.69
Russia	4.79
India	4.10
Thailand	2.90
Poland	2.07

TOTAL	89.55%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI EUROPE FINANCIALS ETF

Performance as of January 31, 2014

The iShares MSCI Europe Financials ETF (the “Fund”) seeks to track the investment results of an index composed of developed market European equities in the financials sector, as represented by the MSCI Europe Financials Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 12.77%, net of fees, while the total return for the Index was 13.02%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.81%	15.97%	17.18%	16.81%	15.97%	17.18%
Since Inception	3.17%	3.09%	3.35%	13.42%	13.08%	14.19%

The inception date of the Fund was 1/20/10. The first day of secondary market trading was 1/22/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,127.70	$2.57	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Commercial Banks	52.08%
Insurance	25.77
Capital Markets	11.24
Diversified Financial Services	6.20
Real Estate Investment Trusts (REITs)	3.96
Real Estate Management & Development	0.74
0.01

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/14

Country	Percentage of Total Investments*

United Kingdom	31.61%
France	12.21
Switzerland	11.75
Spain	11.00
Germany	10.61
Sweden	6.94
Italy	5.65
Netherlands	3.87
Belgium	1.64
Finland	1.16

TOTAL	96.44%

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI FAR EAST FINANCIALS ETF

Performance as of January 31, 2014

The iShares MSCI Far East Financials ETF (the “Fund”) seeks to track the investment results of an index composed of developed market Far East equities in the financials sector, as represented by the MSCI Far East Financials Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was -0.28%, net of fees, while the total return for the Index was -0.04%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.49%	1.38%	7.06%	6.49%	1.38%	7.06%
Since Inception	6.69%	5.99%	7.14%	29.83%	26.42%	32.03%

The inception date of the Fund was 1/20/10. The first day of secondary market trading was 1/22/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$997.20	$2.42	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Commercial Banks	41.62%
Real Estate Management & Development	25.33
Insurance	14.65
Diversified Financial Services	6.52
Real Estate Investment Trusts (REITs)	5.57
Capital Markets	5.47
Consumer Finance	0.84

TOTAL	100.00%

*	Excludes money market funds.

COUNTRY ALLOCATION

As of 1/31/14

Country	Percentage of Total Investments*

Japan	64.31%
Hong Kong	24.38
Singapore	11.31

TOTAL	100.00%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI KOKUSAI ETF

Performance as of January 31, 2014

The iShares MSCI Kokusai ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding Japan, as represented by the MSCI Kokusai Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 7.22%, net of fees, while the total return for the Index was 7.13%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.15%	16.74%	15.90%	16.15%	16.74%	15.90%
5 Years	17.37%	17.53%	17.21%	122.73%	124.25%	121.20%
Since Inception	2.37%	2.48%	2.07%	15.47%	16.25%	13.38%

The inception date of the Fund was 12/10/07. The first day of secondary market trading was 12/12/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,072.20	$1.31	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Financials	20.84%
Information Technology	12.39
Health Care	12.31
Consumer Discretionary	11.32
Industrials	10.65
Energy	10.17
Consumer Staples	10.04
Materials	5.45
Telecommunication Services	3.57
Utilities	3.26

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/14

Country	Percentage of Total Investments*

United States	59.65%
United Kingdom	9.93
France	4.50
Canada	4.45
Germany	4.24
Switzerland	4.13
Australia	3.32
Spain	1.55
Sweden	1.47
Hong Kong	1.33

TOTAL	94.57%

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2013 and held through January 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARES® DEVELOPED SMALL-CAP EX NORTH AMERICA ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.21%

AUSTRALIA — 6.01%
Abacus Property Group	5,955	$11,638
Acrux Ltd.	7,355	14,888
AED Oil Ltd.[a,b]	11,395	—
Ainsworth Game Technology Ltd.	3,375	12,427
Amcom Telecommunications Ltd.	6,150	10,651
Aquarius Platinum Ltd.[a]	19,585	12,714
ARB Corp. Ltd.	3,035	29,208
Ardent Leisure Group	21,810	37,392
Aspen Group Ltd.	2,651	3,273
Astro Japan Property Trust	6,500	22,118
Aurora Oil and Gas Ltd.[a]	13,235	31,525
Ausdrill Ltd.	10,915	8,571
Ausenco Ltd.	2,216	1,353
Australian Agricultural Co. Ltd.[a]	33,082	34,204
Australian Pharmaceutical Industries Ltd.	30,660	15,917
Automotive Holdings Group	7,370	24,114
Aveo Group	11,716	21,773
AWE Ltd.[a]	18,455	20,852
Beach Energy Ltd.	39,880	49,583
Beadell Resources Ltd.[a,c]	28,510	18,034
Billabong International Ltd.[a]	15,150	7,931
Boart Longyear Ltd.[c]	13,625	5,587
Bradken Ltd.	5,625	24,539
Breville Group Ltd.	2,695	19,140
Buru Energy Ltd.[a]	6,425	10,287
BWP Trust	17,035	32,996
Cabcharge Australia Ltd.	3,265	10,911
Cardno Ltd.	5,345	29,846
carsales.com Ltd.	6,100	48,007
Cash Converters International Ltd.	6,190	4,699
Charter Hall Group	6,705	21,704
Charter Hall Retail REIT	10,880	33,984
Coalspur Mines Ltd.[a]	17,060	4,689
Credit Corp. Group Ltd.	570	4,705
Cudeco Ltd.[a,c]	4,950	6,306
Dart Energy Ltd.[a,c]	40,815	4,808
David Jones Ltd.	20,360	53,115
Decmil Group Ltd.	4,571	7,777
Discovery Metals Ltd.[a,c]	19,460	730
Drillsearch Energy Ltd.[a]	12,590	15,873
DUET Group	37,565	68,501
Emeco Holdings Ltd.	34,385	7,800

Security	Shares	Value

Energy World Corp. Ltd.[a]	42,970	$13,684
Equatorial Resources Ltd.[a]	4,745	2,401
Evolution Mining Ltd.	16,795	9,378
Fleetwood Corp. Ltd.	2,320	5,830
FlexiGroup Ltd.	7,885	27,863
Flinders Mines Ltd.[a]	73,030	1,975
Forge Group Ltd.	3,240	2,021
G.U.D Holdings Ltd.	4,830	26,423
Galaxy Resources Ltd.[a]	13,280	776
Gindalbie Metals Ltd.[a,c]	8,110	701
GrainCorp Ltd. Class A	6,350	42,107
Gryphon Minerals Ltd.[a]	44,435	6,979
Hills Ltd.	11,965	18,269
Horizon Oil Ltd.[a]	32,845	9,600
iiNET Ltd.	4,435	26,081
Imdex Ltd.	5,705	3,285
Independence Group NL	6,745	19,421
Indophil Resources NLa	13,385	1,810
Infigen Energy[a]	44,535	9,131
Intrepid Mines Ltd.[a,c]	43,925	10,731
Investa Office Fund	24,840	67,186
Invocare Ltd.	5,580	51,120
Iress Ltd.	6,090	47,715
JB Hi-Fi Ltd.	3,520	55,282
Karoon Gas Australia Ltd.[a]	6,685	18,723
Kingsgate Consolidated Ltd.[c]	5,275	5,178
Kingsrose Mining Ltd.[a]	9,230	3,060
Linc Energy Ltd.[a]	9,265	9,640
M2 Group Ltd.	4,680	25,276
Macmahon Holdings Ltd.[a]	6,723	792
McMillan Shakespeare Ltd.	2,190	22,662
Medusa Mining Ltd.[a]	7,315	12,446
Mermaid Marine Australia Ltd.	3,825	9,778
Mesoblast Ltd.[a,c]	7,055	36,194
Mineral Deposits Ltd.[a]	2,690	5,234
Mineral Resources Ltd.	4,235	41,680
Mirabela Nickel Ltd.[a,b,c]	23,820	—
Monadelphous Group Ltd.[c]	3,040	42,385
Mount Gibson Iron Ltd.	3,435	3,147
Myer Holdings Ltd.	20,335	44,888
Navitas Ltd.	8,650	51,019
Nexus Energy Ltd.[a]	50,085	2,578
Northern Star Resources Ltd.	15,910	12,216
NRW Holdings Ltd.	6,840	7,460
OM Holdings Ltd.[a]	24,875	13,022
Pacific Brands Ltd.	42,945	23,044

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP EX NORTH AMERICA ETF

January 31, 2014

Security	Shares	Value

PanAust Ltd.	14,535	$20,735
Panoramic Resources Ltd.	10,210	2,138
Papillon Resources Ltd.[a]	16,325	16,736
Perseus Mining Ltd.[a]	17,255	5,796
Premier Investments Ltd.	4,580	30,490
Primary Health Care Ltd.	17,010	73,612
Qube Logistics Holdings Ltd.	18,910	34,318
REA Group Ltd.	1,330	47,171
Regis Resources Ltd.	11,590	27,303
Reject Shop Ltd. (The)	840	8,208
Resolute Mining Ltd.[a]	20,740	9,862
Roc Oil Co. Ltd.[a]	25,925	10,405
SAI Global Ltd.	7,555	24,719
Sandfire Resources NLa	4,275	21,671
Saracen Mineral Holdings Ltd.[a]	24,145	6,004
Seek Ltd.	10,785	116,777
Senex Energy Ltd.[a]	34,905	20,100
Seven Group Holdings Ltd.	3,455	23,453
Sigma Pharmaceuticals Ltd.	45,825	23,789
Silex Systems Ltd.[a]	5,990	10,818
Silver Lake Resources Ltd.[a]	15,410	8,202
Sirius Resources NLa	5,580	10,662
Sirtex Medical Ltd.	1,490	18,330
Skilled Group Ltd.	8,755	21,770
SMS Management & Technology Ltd.	2,450	8,636
Southern Cross Media Group Ltd.	11,745	16,089
Spark Infrastructure Group	40,750	58,309
St Barbara Ltd.[a]	16,375	4,500
Starpharma Holdings Ltd.[a]	12,980	9,060
Sundance Resources Ltd.[a]	75,440	6,582
Sunland Group Ltd.	10,370	14,250
Super Retail Group Ltd.	4,365	40,789
Thorn Group Ltd.	3,890	6,890
Tiger Resources Ltd.[a]	11,685	3,823
TPG Telecom Ltd.	12,710	59,883
Transfield Services Ltd.	16,950	11,757
Transpacific Industries Group Ltd.[a]	42,048	40,906
Troy Resources Ltd.[a]	3,275	3,229
UGL Ltd.	5,475	33,486
UXC Ltd.	6,350	5,873
Virgin Australia Holdings Ltd.[a]	55,220	16,622
Watpac Ltd.[a]	10,380	9,328
Webjet Ltd.	2,005	4,776
Western Areas NL	6,080	14,164
Wotif.com Holdings Ltd.	4,335	9,229

		2,625,611

Security	Shares	Value

AUSTRIA — 0.74%
Atrium European Real Estate Ltd.	5,935	$33,343
BWT AG	710	14,960
CA Immobilien Anlagen AG	955	16,613
conwert Immobilien Invest SE	805	10,434
Kapsch TrafficCom AG	160	8,847
Lenzing AG	125	7,561
Oesterreichische Post AG	810	37,352
Palfinger AG	795	33,396
RHI AG	1,385	45,396
Schoeller-Bleckmann Oilfield Equipment AG	430	44,917
Wienerberger AG	3,760	59,579
Zumtobel AG	415	9,094

		321,492
BELGIUM — 1.41%
Ackermans & van Haaren NV	875	94,646
Agfa-Gevaert NVa	8,130	24,011
Barco NV	350	26,540
Befimmo SA	730	49,695
Bekaert NV	821	28,288
Cofinimmo SA	555	64,613
Compagnie d’Entreprises CFE SA	150	13,128
Compagnie Maritime Belge SA	765	21,840
EVS Broadcast Equipment SA	500	29,971
Ion Beam Applications SAa	1,610	16,175
KBC Ancora SCA[a]	391	14,864
Mobistar SA	870	16,449
Nyrstar NVa,c	5,440	20,908
RHJ International SAa	2,834	14,064
SA D’Ieteren NV	1,140	54,653
Sofina SA	485	55,973
Tessenderlo Chemie NV	1,235	32,193
ThromboGenics NVa	1,060	26,760
Van de Velde NV	190	9,514

		614,285
DENMARK — 2.41%
ALK-Abello A/S	315	41,160
Alm. Brand A/Sa	8,140	38,249
Bang & Olufsen A/S Class Ba	1,160	11,845
Bavarian Nordic A/Sa	825	14,314
Genmab A/Sa	1,465	58,143
GN Store Nord A/S	6,680	158,394
Jyske Bank A/S Registered[a]	2,345	119,896
NKT Holding A/S	830	48,272

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP EX NORTH AMERICA ETF

January 31, 2014

Security	Shares	Value

Pandora A/S	2,050	$117,336
SimCorp A/S	1,950	71,365
Solar Holdings A/S Class B	145	9,382
Sydbank A/Sa	2,990	76,031
Topdanmark A/Sa	2,900	76,625
Vestas Wind Systems A/Sa	6,400	210,513

		1,051,525
FINLAND — 2.12%
Amer Sports OYJ Class A	3,215	66,421
Cargotec Corp. OYJ Class B	1,285	45,696
Caverion Corp.[a]	3,695	35,976
Citycon OYJ	7,800	26,612
Elisa OYJ	4,670	119,846
Huhtamaki OYJ	3,125	77,584
Kemira OYJ	2,945	41,065
Konecranes OYJ	1,860	65,592
Metsa Board OYJ Class B	7,690	30,593
Orion OYJ Class B	2,640	68,996
Outokumpu OYJ[a,c]	16,830	9,812
Outotec OYJ[c]	5,180	52,880
Pohjola Bank PLC Class A	5,380	105,926
Ramirent OYJ	2,335	27,679
Sponda OYJ	6,215	30,089
Tieto OYJ	2,015	44,238
Uponor OYJ	1,950	31,241
YIT OYJ	3,695	46,490

		926,736
FRANCE — 3.72%
ALTEN	490	22,100
Altran Technologies SAa	4,525	41,361
Aperam[a]	606	10,898
BOURBON SA	1,771	48,900
Bull[a]	2,591	12,858
Club Mediterranee SAa	530	12,408
Compagnie Plastic Omnium SA	2,175	56,330
Derichebourg[a]	3,295	11,371
Etablissements Maurel et Prom	3,180	51,439
Euro Disney SCA Registered[a]	1,120	6,464
Eurofins Scientific SE	215	54,740
Faiveley Transport SA	205	14,948
Faurecia[a]	1,325	52,292
GameLoft SAa	2,150	19,629
Groupe Steria SCA	491	9,932
Guerbet	400	13,809
Havas SA	9,800	76,876

Security	Shares	Value

Ingenico SAc	1,575	$135,275
Ipsos SA	1,246	53,459
Jacquet Metal Service SA	1,400	25,582
M6-Metropole Television	2,570	55,747
Medica SA	1,750	50,149
Mercialys	1,145	23,455
Mersen	605	18,928
MPI	3,180	12,479
Neopost SA	1,100	93,306
Nexans SA	1,300	61,035
Nexity	950	37,972
Orpea SA	1,265	69,363
Rallye SA	420	16,482
Rubis SCA	842	54,713
Saft Groupe SA	1,387	48,557
Sartorius Stedim Biotech SA	85	15,171
Sechilienne-Sidec	1,355	33,074
Societe de la Tour Eiffel	385	25,788
Soitec SAa,c	8,167	16,190
Solocal Group[a,c]	2,486	4,425
Technicolor SA Registered[a]	8,271	41,080
Teleperformance SA	2,050	119,980
Ubisoft Entertainment SAa	2,730	38,178
Vicat SA	405	28,346
Virbac SA	125	27,932

		1,623,021
GERMANY — 6.45%
Aareal Bank AGa	1,545	56,963
Air Berlin PLC[a,c]	6,225	16,815
AIXTRON SEa	3,335	50,911
Alstria Office REIT AG	2,425	31,469
Aurubis AG	1,260	72,997
Bauer AG	710	18,144
BayWa AG Registered	1,145	59,756
Bechtle AG	220	16,231
Delticom AG	190	8,257
Deutsche EuroShop AG	1,410	59,563
Deutsche Wohnen AG Bearer	4,480	83,947
Deutsche Wohnen AG New[a]	3,404	61,879
DEUTZ AGa	4,165	41,423
Dialog Semiconductor PLC[a]	2,166	42,179
DIC Asset AG	3,540	31,856
DMG MORI SEIKI AG	2,385	77,159
Duerr AG	340	28,670
ElringKlinger AG	1,460	54,026

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP EX NORTH AMERICA ETF

January 31, 2014

Security	Shares	Value

Freenet AG	3,455	$105,462
GAGFAH SAa	3,090	44,420
Gerresheimer AG	940	63,192
Gerry Weber International AG	975	43,390
Grenkeleasing AG	510	47,511
H&R AGa	855	10,075
Heidelberger Druckmaschinen AGa	7,240	29,798
Jenoptik AG	2,705	45,561
Kloeckner & Co. SEa	2,830	42,286
Kontron AG	3,955	27,462
Krones AG	600	47,990
KUKA AG	1,345	64,472
LEONI AG	1,225	95,121
MorphoSys AGa	655	57,379
Nordex SEa	2,820	37,668
NORMA Group SE	950	51,367
Pfeiffer Vacuum Technology AG	335	39,800
ProSiebenSat.1 Media AG Registered	4,140	185,858
Rational AG	155	47,720
Rheinmetall AG	755	48,439
Rhoen Klinikum AG	2,410	71,061
SGL Carbon SE	1,745	65,184
Sky Deutschland AGa	15,430	140,476
SMA Solar Technology AG	401	16,813
Stada Arzneimittel AG	1,895	90,439
Symrise AG	3,985	181,560
TAG Immobilien AG	2,600	31,503
Vossloh AG	470	44,678
Wincor Nixdorf AG	1,280	91,037
Wirecard AG	3,155	138,149

		2,818,116
GREECE — 1.13%
Alpha Bank AEa	56,260	50,833
Folli Follie Group[a]	1,050	31,647
Hellenic Exchanges — Athens Stock Exchange SA Holding	2,050	20,153
Intralot SA	3,710	9,756
Jumbo SAa	2,805	47,662
Motor Oil (Hellas) Corinth Refineries SA	1,730	19,924
National Bank of Greece SAa	12,955	57,478
OPAP SA	6,485	83,518
Piraeus Bank SAa	32,138	74,978
Public Power Corp. SA	3,050	40,719
Titan Cement Co. SAa	2,140	57,429

		494,097

Security	Shares	Value

HONG KONG — 3.02%
AMVIG Holdings Ltd.	30,000	$12,325
Anton Oilfield Services Group	30,000	19,163
Boshiwa International Holding Ltd.[a,b]	20,000	2,596
China Aerospace International Holdings Ltd.	130,000	13,226
China Hongxing Sports Ltd.[a,b]	198,000	2
Chow Sang Sang Holdings International Ltd.	10,000	26,852
CITIC 21CN Co. Ltd.[a]	220,000	103,982
Citic Telecom International Holdings Ltd.[c]	65,000	19,588
CST Mining Group Ltd.[a]	600,000	4,714
Dickson Concepts International Ltd.	25,000	14,166
Emperor Watch & Jewellery Ltd.	100,000	6,568
EVA Precision Industrial Holdings Ltd.	90,000	11,243
Far East Consortium International Ltd.	20,000	7,367
G-Resources Group Ltd.[a]	861,000	21,955
Giordano International Ltd.	60,000	43,118
Henderson Investment Ltd.	260,000	20,760
Heng Tai Consumables Group Ltd.[a]	402,500	8,657
HKR International Ltd.	36,000	16,598
Honghua Group Ltd.[c]	55,000	15,583
I.T Ltd.	20,000	5,074
Inspur International Ltd.	60,000	12,286
Integrated Waste Solutions Group Holdings Ltd.[a,c]	40,000	2,061
Ju Teng International Holdings Ltd.	30,000	19,975
L’sea Resources International Holdings Ltd.[a]	200,000	9,917
Lai Sun Development Co. Ltd.[a]	450,583	11,316
Luk Fook Holdings International Ltd.	10,000	32,390
Man Wah Holdings Ltd.	14,000	25,603
Microport Scientific Corp.	25,000	16,098
Midland Holdings Ltd.	40,000	18,339
Minth Group Ltd.	30,000	58,340
Mongolia Energy Corp. Ltd.[a]	245,000	7,699
NagaCorp Ltd.	40,000	38,172
Neo-Neon Holdings Ltd.[a]	42,500	9,250
New World Department Store China Ltd.	25,000	12,685
Newocean Energy Holdings Ltd.	40,000	34,103
Pacific Basin Shipping Ltd.	65,000	40,181
Peace Mark Holdings Ltd.[a,b]	30,000	—
PetroAsian Energy Holdings Ltd.[a]	520,000	8,572

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP EX NORTH AMERICA ETF

January 31, 2014

Security	Shares	Value

Ports Design Ltd.	16,000	$11,498
Pou Sheng International Holdings Ltd.[a]	75,000	3,429
Prosperity REIT	85,000	24,302
Real Gold Mining Ltd.[a,b,c]	27,000	—
Regal Hotels International Holdings Ltd.	20,000	10,457
REXLot Holdings Ltd.	250,000	39,280
Road King Infrastructure Ltd.	10,000	9,157
Sa Sa International Holdings Ltd.	30,000	28,706
Silver Base Group Holdings Ltd.[a,c]	50,300	6,284
Singamas Container Holdings Ltd.[c]	110,000	24,933
Sino Oil And Gas Holdings Ltd.[a]	475,000	12,418
Sinopoly Battery Ltd.[a]	400,000	17,000
SmarTone Telecommunications Holding Ltd.[c]	20,000	22,022
Stella International Holdings Ltd.	7,500	17,657
Sunlight REIT	65,000	23,690
TCC International Holdings Ltd.	50,000	24,985
TCL Communication Technology Holdings Ltd.[a]	20,000	21,585
Titan Petrochemicals Group Ltd.[a,b]	400,000	1
Towngas China Co. Ltd.	40,000	46,724
TPV Technology Ltd.	30,000	6,220
Trinity Ltd.	40,000	11,488
Truly International Holdings Ltd.	31,000	17,127
United Laboratories International Holdings Ltd. (The)[a,c]	40,000	22,975
Value Partners Group Ltd.	30,000	19,511
Varitronix International Ltd.	20,000	21,739
Vitasoy International Holdings Ltd.[c]	30,000	41,727
Yanchang Petroleum International Ltd.[a]	250,000	13,684
Yingde Gases Group Co. Ltd.	40,000	35,236
Yip’s Chemical Holdings Ltd.	20,000	16,201
Yuexiu REIT	75,000	35,255

		1,315,815
IRELAND — 0.92%
C&C Group PLC	9,710	54,997
Glanbia PLC	4,190	60,912
Kenmare Resources PLC[a]	52,390	15,067
Kingspan Group PLC	4,795	91,595
Paddy Power PLC	955	75,404
Smurfit Kappa Group PLC	4,445	104,301

		402,276
ISRAEL — 0.59%
Africa Israel Investments Ltd.[a]	4,657	10,383
Allot Communications Ltd.[a,c]	1,180	18,603

Security	Shares	Value

Babylon Ltd.	1,310	$3,009
Discount Investment Corp. Ltd. Registered[a]	1,450	10,791
Frutarom	1,865	40,686
Given Imaging Ltd.[a]	920	27,362
Hadera Paper Ltd.[a]	425	21,103
Jerusalem Economy Ltd.	940	8,099
Kamada Ltd.[a]	1,305	19,851
Menorah Mivtachim Holdings Ltd.	1,505	17,566
Nova Measuring Instruments Ltd.[a]	1,290	13,866
Phoenix Holdings Ltd.	10,000	34,939
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	355	20,672
Tower Semiconductor Ltd.[a]	1,764	10,896

		257,826
ITALY — 3.50%
A2A SpA	29,455	31,797
ACEA SpA	2,150	23,702
Amplifon SpA	4,360	23,495
Ansaldo STS SpA	3,471	38,687
Autostrada Torino-Milano SpA	1,140	17,126
Azimut Holding SpA	3,450	99,936
Banca Carige SpA[a,c]	17,600	9,430
Banca Generali SpA	1,150	35,235
Banca Piccolo Credito Valtellinese Scrl[a]	13,420	21,717
Banca Popolare dell’Emilia Romagna SCa	9,795	92,661
Banca Popolare di Milano Scrl[a]	105,065	63,659
Banca Popolare di Sondrio Scrl	8,725	48,712
Banco di Desio e della Brianza SpA	2,880	10,137
Beni Stabili SpA	23,810	17,660
CIR SpA[a]	15,740	22,733
COFIDE SpA[a]	33,580	25,586
Credito Emiliano SpA	4,285	35,105
Danieli & C. Officine Meccaniche SpA RNC	2,105	47,605
DiaSorin SpA	1,040	46,703
ERG SpA	1,545	21,273
Geox SpA	3,135	12,675
Gruppo Editoriale L’Espresso SpA[a]	9,140	20,079
Hera SpA	14,965	34,570
Indesit Co. SpA	1,865	25,452
Industria Macchine Automatiche SpA	865	36,161
Interpump Group SpA	4,325	55,992
Iren SpA	18,955	26,865

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP EX NORTH AMERICA ETF

January 31, 2014

Security	Shares	Value

Italcementi SpA	3,905	$38,548
Italcementi SpA RNC	2,865	14,682
Juventus Football Club SpA[a]	18,845	5,693
Piaggio & C. SpA	9,575	29,311
Recordati SpA	2,465	38,594
Safilo Group SpA[a]	1,275	29,642
Salvatore Ferragamo SpA	1,125	34,863
Saras SpA[a]	7,601	9,246
Societa Cattolica di Assicurazioni Scrl	2,336	58,909
Societa Iniziative Autostradali e Servizi SpA	1,745	17,414
Sorin SpA[a]	14,730	43,145
Tod’s SpA	315	43,032
Trevi Finanziaria Industriale SpA	981	8,268
Unipol Gruppo Finanziario SpA	7,775	44,540
UnipolSai SpA[a]	22,123	66,649
Yoox SpA[a]	1,715	64,965
Zignago Vetro SpA	4,828	34,051

		1,526,305
JAPAN — 17.38%
Accordia Golf Co. Ltd.	4,500	59,435
Adeka Corp.	5,000	55,891
Advan Co. Ltd.	1,500	17,047
AEON Delight Co. Ltd.	1,000	20,317
Aica Kogyo Co. Ltd.	1,000	18,591
Akebono Brake Industry Co. Ltd.	7,000	33,221
Amano Corp.	4,500	47,566
AS ONE Corp.	1,000	22,866
Asahi Diamond Industrial Co. Ltd.	2,000	21,591
Asahi Holdings Inc.	500	9,447
Asahi Organic Chemicals Industry Co. Ltd.	10,000	21,376
Askul Corp.	500	19,194
Asunaro Aoki Construction Co. Ltd.	2,500	13,948
Bank of Okinawa Ltd. (The)	1,500	55,523
Best Denki Co. Ltd.[a]	9,500	13,786
Central Glass Co. Ltd.	5,000	15,885
Chuetsu Pulp & Paper Co. Ltd.	10,000	20,983
CKD Corp.	1,000	10,315
CMK Corp.	3,000	7,560
Coca-Cola East Japan Co. Ltd.	2,485	61,330
Colowide Co. Ltd.	5,000	53,047
Dai Nippon Toryo Co. Ltd.	10,000	16,081
Daibiru Corp.	3,000	34,505
Daiei Inc. (The)[a]	6,000	17,591

Security	Shares	Value

Daifuku Co. Ltd.	5,000	$60,401
Daihen Corp.	5,000	22,503
Daiichi Chuo Kisen Kaisha[a]	10,000	10,786
Daikokutenbussan Co. Ltd.	1,000	27,828
Daikyo Inc.	5,000	12,355
Daio Paper Corp.	5,000	43,536
Daiseki Co. Ltd.	2,000	37,300
Daisyo Corp.	2,500	31,720
Daiwabo Holdings Co. Ltd.	15,000	29,710
Denyo Co. Ltd.	1,500	20,724
Doutor Nichires Holdings Co. Ltd.	3,000	51,861
Duskin Co. Ltd.	3,500	67,436
Dwango Co. Ltd.	1,000	25,533
EDION Corp.	4,000	22,552
Eighteenth Bank Ltd. (The)	10,000	22,160
Eiken Chemical Co. Ltd.	1,500	27,533
Enplas Corp.	500	33,927
ESPEC Corp.	2,000	16,336
Foster Electric Co. Ltd.	1,000	16,355
Fudo Tetra Corp.[a]	4,500	7,457
Fuji Kyuko Co. Ltd.[c]	5,000	41,967
Fuji Oil Co. Ltd.	3,000	44,683
Fuji Seal International Inc.	500	16,914
Fuji Soft Inc.	2,000	46,948
Fujibo Holdings Inc.	5,000	10,492
Fujimi Inc.	500	6,217
Fujita Kanko Inc.	5,000	17,601
Fujitsu Frontech Ltd.	2,000	28,436
Funai Electric Co. Ltd.	500	6,187
Furukawa Co. Ltd.	15,000	30,299
Furuno Electric Co. Ltd.	2,000	14,571
Futaba Corp.	1,500	18,841
Futaba Industrial Co. Ltd.[a]	4,000	15,414
Fuyo General Lease Co. Ltd.	1,000	35,201
Gecoss Corp.	1,500	13,929
Geo Holdings Corp.	2,000	19,081
GMO Internet Inc.	3,000	37,241
Goldcrest Co. Ltd.	1,060	26,306
Gun-Ei Chemical Industry Co. Ltd.	5,000	21,180
H.I.S. Co. Ltd.	500	27,504
Hanwa Co. Ltd.	15,000	78,394
Hazama Ando Corp.	3,000	10,737
Heiwa Real Estate Co. Ltd.	2,000	31,397
Hioki E.E. Corp.	1,000	13,678
Hitachi Zosen Corp.	7,000	51,066

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP EX NORTH AMERICA ETF

January 31, 2014

Security	Shares	Value

Hogy Medical Co. Ltd.	1,000	$52,066
Hokkan Holdings Ltd.	5,000	15,836
Hokuetsu Kishu Paper Co. Ltd.	7,500	33,167
Honeys Co. Ltd.	1,100	9,848
HORIBA Ltd.	1,500	55,008
Hosiden Corp.	4,500	22,812
Ichibanya Co. Ltd.	1,500	54,714
Ichiyoshi Securities Co. Ltd.	500	7,810
Iino Kaiun Kaisha Ltd.	1,500	8,354
Inaba Denki Sangyo Co. Ltd.	2,000	63,931
Inaba Seisakusho Co. Ltd.	1,500	17,973
Iseki & Co. Ltd.	10,000	28,337
Ishihara Sangyo Kaisha Ltd.[a]	20,000	23,533
IT Holdings Corp.	1,500	25,077
Iwatani Corp.	5,000	29,269
Japan Airport Terminal Co. Ltd.	3,000	61,244
Japan Bridge Corp.[a]	6,500	12,110
Japan Digital Laboratory Co. Ltd.	1,500	22,577
Japan Securities Finance Co. Ltd.	5,000	34,907
Japan Transcity Corp.	5,000	15,885
JCR Pharmaceuticals Co. Ltd.	500	10,855
Joshin Denki Co. Ltd.	5,000	38,143
Juki Corp.[a]	10,000	19,905
JVC Kenwood Corp.	6,000	11,472
Kadokawa Corp.[c]	1,000	32,652
Kanematsu Corp.	20,000	34,907
Kanto Denka Kogyo Co. Ltd.[a]	5,000	11,864
Keihin Corp.	500	7,550
Keiyo Co. Ltd.	5,000	23,043
Kenedix Inc.[a]	6,500	26,577
Kinugawa Rubber Industrial Co. Ltd.	5,000	24,366
Kisoji Co. Ltd.	2,500	46,281
Kitagawa Iron Works Co. Ltd.	5,000	9,266
Kitz Corp.	1,500	7,104
Kiyo Bank Ltd. (The)[a]	4,500	59,303
Komori Corp.	2,500	39,736
Kourakuen Corp.[c]	2,500	34,883
Kureha Corp.	10,000	46,281
Kyoei Steel Ltd.	500	10,168
Kyoritsu Maintenance Co. Ltd.	1,500	53,831
Kyowa Exeo Corp.	5,000	66,088
Leopalace21 Corp.[a]	5,500	29,230
Maeda Corp.	5,000	33,976
Maezawa Kasei Industries Co. Ltd.	1,500	15,414
Makino Milling Machine Co. Ltd.	5,000	42,163

Security	Shares	Value

Mars Engineering Corp.	1,000	$19,238
Maruha Nichiro Holdings Inc.	20,000	33,338
Marusan Securities Co. Ltd.	2,500	22,896
Matsuya Co. Ltd.[a]	1,500	15,046
Matsuya Foods Co. Ltd.	2,000	35,692
Megachips Corp.	1,000	13,737
MEGMILK SNOW BRAND Co. Ltd.	2,000	25,043
Meidensha Corp.	10,000	40,790
Meitec Corp.	2,000	53,949
MIRAIT Holdings Corp.	1,500	13,267
Mitsubishi Paper Mills Ltd.[a]	40,000	38,829
Mitsubishi Steel Manufacturing Co. Ltd.	5,000	12,600
Mitsui Matsushima Co. Ltd.	5,000	7,893
Mitsumi Electric Co. Ltd.[a]	3,500	25,396
Mitsuuroko Group Holdings Co. Ltd.	2,000	11,139
Miura Co. Ltd.	1,500	39,329
Monex Group Inc.	3,000	12,973
MonotaRO Co. Ltd.	1,000	21,689
Mr Max Corp.	2,500	8,138
Nachi-Fujikoshi Corp.	5,000	32,260
Nagaileben Co. Ltd.	2,000	33,515
Net One Systems Co. Ltd.	3,000	18,767
Nice Holdings Inc.	5,000	11,129
Nichi-Iko Pharmaceutical Co. Ltd.[c]	2,250	33,733
Nichicon Corp.	2,500	21,743
Nichii Gakkan Co.	1,000	8,570
Nifco Inc.	3,000	79,247
Nihon Dempa Kogyo Co. Ltd.	1,500	12,825
Nihon Kohden Corp.	1,500	59,273
Nihon Unisys Ltd.	3,500	36,138
Nikkiso Co. Ltd.	5,000	63,539
Nippon Carbon Co. Ltd.	10,000	18,532
Nippon Chemi-Con Corp.[a]	5,000	16,767
Nippon Chemiphar Co. Ltd.	5,000	22,699
Nippon Coke & Engineering Co. Ltd.	15,000	20,444
Nippon Denko Co. Ltd.	5,000	14,610
Nippon Gas Co. Ltd.	1,500	15,899
Nippon Parking Development Co. Ltd.	26,500	34,819
Nippon Soda Co. Ltd.	5,000	28,975
Nippon Suisan Kaisha Ltd.[a]	16,000	33,103
Nippon Yakin Kogyo Co. Ltd.[a]	5,000	14,708
Nishimatsu Construction Co. Ltd.	5,000	17,552
Nishio Rent All Co. Ltd.	1,000	26,896
Nissha Printing Co. Ltd.[a]	1,000	14,561
Nissin Kogyo Co. Ltd.	2,500	51,772

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP EX NORTH AMERICA ETF

January 31, 2014

Security	Shares	Value

Nitto Boseki Co. Ltd.	10,000	$44,320
Nitto Kogyo Corp.	1,000	17,503
NOF Corp.	10,000	70,893
Noritsu Koki Co. Ltd.	3,000	19,150
Noritz Corp.	2,500	52,630
Oenon Holdings Inc.	10,000	22,356
Oita Bank Ltd. (The)	10,000	40,692
Okabe Co. Ltd.	2,000	25,435
Oki Electric Industry Co. Ltd.[a]	15,000	34,711
Okumura Corp.	15,000	67,363
Olympic Corp.	1,500	11,340
Onoken Co. Ltd.	2,500	30,544
Optex Co. Ltd.	1,000	15,718
OSG Corp.	3,500	65,755
Panasonic Industrial Devices SUNX Co. Ltd.	3,000	14,002
Paramount Bed Holdings Co. Ltd.	600	19,797
Parco Co. Ltd.	2,000	18,532
Pasona Group Inc.	3,000	19,032
Penta-Ocean Construction Co. Ltd.	10,000	36,476
Pioneer Corp.[a,c]	11,000	23,945
Raito Kogyo Co. Ltd.	1,500	10,281
Resorttrust Inc.	3,000	52,214
Right On Co. Ltd.	2,000	14,022
Riken Technos Corp.	5,000	30,397
Ringer Hut Co. Ltd.	2,500	36,672
Round One Corp.	2,500	23,386
Royal Holdings Co. Ltd.	3,500	50,963
Ryosan Co. Ltd.	2,000	42,104
S.T. Corp.	1,500	14,532
Sagami Chain Co. Ltd.	5,000	45,889
Saibu Gas Co. Ltd.	10,000	23,729
Saizeriya Co. Ltd.	2,500	29,637
San-Ai Oil Co. Ltd.	5,000	24,268
Sanken Electric Co. Ltd.[a]	5,000	34,956
Sankyo Tateyama Inc.	500	11,815
Sankyu Inc.	10,000	38,045
Sanshin Electronics Co. Ltd.	2,500	17,870
Sanwa Holdings Corp.	5,000	35,299
Sanyo Special Steel Co. Ltd.	5,000	22,552
Sasebo Heavy Industries Co. Ltd.[a]	10,000	13,433
Seiko Holdings Corp.	5,000	25,004
Senshukai Co. Ltd.	3,000	25,033
Shikoku Chemicals Corp.	5,000	38,535
Shima Seiki Manufacturing Ltd.	1,000	16,561

Security	Shares	Value

Shimojima Co. Ltd.	1,000	$9,521
Shinwa Co. Ltd.	1,500	17,782
Ship Healthcare Holdings Inc.	1,500	57,950
SHO-BOND Holdings Co. Ltd.	500	23,999
Showa Corp.	2,500	33,657
Sinfonia Technology Co. Ltd.	10,000	16,179
Sintokogio Ltd.	1,500	11,561
Sodick Co. Ltd.	1,000	4,354
Star Micronics Co. Ltd.	2,500	29,122
Start Today Co. Ltd.	2,000	44,909
Sumitomo Mitsui Construction Co. Ltd.[a]	27,000	30,446
Sumitomo Warehouse Co. Ltd. (The)	5,000	27,014
SWCC Showa Holdings Co. Ltd.[a]	10,000	10,884
T-Gaia Corp.	2,500	30,960
Tadano Ltd.	5,000	71,530
Taikisha Ltd.	1,000	21,856
Taisei Lamick Co. Ltd.	1,000	26,131
Takaoka Toko Holdings Co. Ltd.	500	8,913
Takiron Co. Ltd.	5,000	21,523
Tamura Corp.	10,000	28,534
Tatsuta Electric Wire and Cable Co. Ltd.	1,000	6,001
Tekken Corp.[a]	5,000	14,022
Tenma Corp.	2,500	34,883
Toa Oil Co. Ltd.	10,000	16,081
Toagosei Co. Ltd.	15,000	62,656
TOC Co. Ltd.	5,000	36,868
Toda Kogyo Corp.	5,000	13,678
Toho Bank Ltd. (The)	15,000	46,183
Toho Holdings Co. Ltd.	3,000	53,567
Toho Titanium Co. Ltd.	1,000	6,579
Toho Zinc Co. Ltd.	5,000	17,895
TOKAI Holdings Corp.	4,000	13,061
Tokai Tokyo Financial Holdings Inc.	5,000	44,761
TOKO Inc.	5,000	16,620
Tokushu Tokai Paper Co. Ltd.	5,000	10,345
Tokuyama Corp.	15,000	61,333
Tokyo Dome Corp.	5,000	30,201
Tokyo Ohka Kogyo Co. Ltd.	2,500	50,498
Tokyo Seimitsu Co. Ltd.	500	9,903
Tokyo Tomin Bank Ltd. (The)	3,500	35,554
Tokyotokeiba Co. Ltd.	5,000	17,650
Tokyu Construction Co. Ltd.[a]	2,750	12,080
TOLI Corp.	10,000	20,493
Tomy Co. Ltd.	2,500	11,374

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP EX NORTH AMERICA ETF

January 31, 2014

Security	Shares	Value

Topcon Corp.	2,500	$35,103
Torishima Pump Manufacturing Co. Ltd.	1,000	10,855
Tosho Printing Co. Ltd.[c]	5,000	19,905
Totetsu Kogyo Co. Ltd.	500	10,198
Toyo Construction Co. Ltd.	2,500	9,070
Toyo Electric Manufacturing Co. Ltd.	5,000	16,669
Toyo Engineering Corp.	5,000	22,160
Toyo Ink SC Holdings Co. Ltd.	5,000	24,415
Toyo Tanso Co. Ltd.	1,000	19,728
Trans Cosmos Inc.	2,500	52,704
TS Tech Co. Ltd.	500	18,753
TSI Holdings Co. Ltd.	3,000	18,061
Tsubakimoto Chain Co.	5,000	39,908
Tsukui Corp.	1,000	9,403
ULVAC Inc.[a]	2,000	33,260
Unipres Corp.	500	9,085
United Arrows Ltd.	1,000	32,554
Unitika Ltd.[a]	20,000	12,747
Wacom Co. Ltd.	5,500	35,432
Watami Co. Ltd.[c]	2,000	27,867
Wood One Co. Ltd.	5,000	15,934
Xebio Co. Ltd.	900	18,126
Yachiyo Bank Ltd. (The)	1,000	26,533
Yamada SxL Home Co. Ltd.[a,c]	5,000	6,324
Yamanashi Chuo Bank Ltd. (The)	10,000	42,947
Yomiuri Land Co. Ltd.	5,000	31,818
Zensho Holdings Co. Ltd.	4,500	50,743

		7,588,771
NETHERLANDS — 2.47%
Aalberts Industries NV	3,934	123,107
Arcadis NV	2,160	77,220
ASM International NV	1,980	66,353
BinckBank NV	2,975	33,179
Corbion NV	2,434	51,025
Delta Lloyd NV	6,062	156,018
Eurocommercial Properties NV	1,270	52,236
Grontmij NVa	2,426	12,887
Koninklijke BAM Groep NV	6,895	35,501
Koninklijke Ten Cate NV	775	24,848
Koninklijke Wessanen NV	6,110	28,402
Nutreco NV	2,290	102,265
PostNL NVa	11,295	63,410
Royal Imtech NVa,c	15,975	45,693
TKH Group NV	395	13,583

Security	Shares	Value

TomTom NVa	2,670	$18,543
Unit4 NV	995	51,727
USG People NV	3,067	48,184
VastNed Retail NV	220	10,532
Wereldhave NV	860	65,410

		1,080,123
NEW ZEALAND — 1.11%
Freightways Ltd.	10,375	39,017
Goodman Property Trust	64,275	50,163
Infratil Ltd.	27,980	49,783
Kathmandu Holdings Ltd.	9,085	23,218
Mainfreight Ltd.	3,330	35,280
New Zealand Oil & Gas Ltd.	23,725	14,774
Nuplex Industries Ltd.	9,410	25,647
Precinct Properties New Zealand Ltd.	55,315	44,065
Ryman Healthcare Ltd.	15,170	96,923
Tower Ltd.	21,880	30,967
Trade Me Group Ltd.	15,805	52,280
Vital Healthcare Property Trust	21,265	21,756

		483,873
NORWAY — 2.27%
Algeta ASA[a]	1,465	83,804
Archer Ltd.[a]	8,360	7,177
Atea ASA	5,365	49,472
Austevoll Seafood ASA	1,440	8,288
BW Offshore Ltd.	19,100	20,953
Cermaq ASA	1,680	17,094
Det norske oljeselskap ASA[a,c]	2,225	22,481
DNO International ASA[a]	34,280	111,074
Fred Olsen Energy ASA	1,060	38,205
Golden Ocean Group Ltd.	5,581	11,535
Marine Harvest ASA	8,146	93,443
Nordic Semiconductor ASA[a]	6,121	29,098
Norwegian Air Shuttle ASa	515	16,695
Norwegian Property ASA	23,940	27,595
Opera Software ASA	1,185	16,071
Petroleum Geo-Services ASA	6,555	67,585
Prosafe SE	5,680	37,685
REC Silicon ASA[a]	73,770	31,949
SpareBank 1 SMN	4,720	44,088
SpareBank 1 SR Bank ASA	3,495	33,757
Storebrand ASA[a]	11,250	66,734
TGS-NOPEC Geophysical Co. ASA	3,710	95,614
Tomra Systems ASA	7,350	62,810

		993,207

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP EX NORTH AMERICA ETF

January 31, 2014

Security	Shares	Value

PORTUGAL — 0.75%
Altri SGPS SA	9,805	$33,334
Banco Comercial Portugues SA Registered[a]	358,410	80,234
Mota-Engil SGPS SA	4,855	30,634
Portucel SA	10,720	44,526
Semapa — Sociedade de Investimento e Gestao SGPS SA	2,565	34,244
Sonae SGPS SA	36,930	58,268
ZON OPTIMUS SGPS SA	7,185	48,108

		329,348
SINGAPORE — 3.35%
AIMS AMP Capital Industrial REIT[c]	25,000	28,262
ARA Asset Management Ltd.	22,660	30,138
Ascendas Hospitality Trust[c]	60,000	34,032
Ascendas India Trust	30,000	16,077
Ascott Residence Trust	36,000	33,375
Asiasons Capital Ltd.[a]	25,000	2,073
Biosensors International Group Ltd.[c]	55,000	37,220
Blumont Group Ltd.[a]	52,500	3,163
Cache Logistics Trust	45,000	38,550
Cambridge Industrial Trust	85,200	45,993
CapitaRetail China Trust	42,400	43,787
CDL Hospitality Trusts	40,000	50,227
China Fishery Group Ltd.	35,400	12,186
CitySpring Infrastructure Trust	95,000	34,932
CSE Global Ltd.[c]	25,000	12,322
Ezion Holdings Ltd.	30,000	52,809
Ezra Holdings Ltd.[a,c]	25,000	18,874
Far East Holdings Ltd.[c]	5,000	6,611
Far East Hospitality Trust[c]	30,000	18,424
First REIT	15,000	12,205
First Resources Ltd.	20,000	31,138
Fortune REIT	30,000	23,143
Frasers Centrepoint Trust	25,000	33,250
Frasers Commercial Trust	55,200	53,982
Gallant Venture Ltd.[a,c]	115,000	23,392
GMG Global Ltd.	230,000	17,454
GuocoLeisure Ltd.	35,000	22,590
Hi-P International Ltd.	15,000	6,278
Hong Leong Asia Ltd.	10,000	10,210
Hyflux Ltd.	30,500	27,441
Jurong Technologies Industrial Corp. Ltd.[a,b]	60,000	—
Keppel REIT Management Ltd.	45,000	39,607

Security	Shares	Value

LionGold Corp. Ltd.[a]	35,000	$4,053
Lippo Malls Indonesia Retail Trust	85,000	27,265
Mapletree Commercial Trust	40,000	36,458
Mapletree Industrial Trust	60,000	61,493
Mapletree Logistics Trust	65,600	51,579
Midas Holdings Ltd.	50,000	17,994
Oceanus Group Ltd.[a]	420,899	6,915
OSIM International Ltd.[c]	20,000	37,083
OUE Ltd.	15,000	27,930
Pacific Andes Resources Development Ltd.	75,000	8,097
Parkway Life REIT	25,000	44,203
Perennial China Retail Trust	20,000	8,449
Raffles Education Corp. Ltd.[a]	65,800	14,157
Raffles Medical Group Ltd.	20,000	46,941
Sabana Shari’ah Compliant Industrial REIT	30,000	24,879
SATS Ltd.	20,000	48,975
Starhill Global REIT	55,000	32,917
Super Group Ltd.	10,000	29,103
Swiber Holdings Ltd.	20,000	9,936
Tat Hong Holdings Ltd.	30,000	19,246
Tiger Airways Holdings Ltd.[a]	72,000	23,940
United Engineers Ltd.	15,000	20,419
UOB-Kay Hian Holdings Ltd.	5,000	6,376
Ying Li International Real Estate Ltd.[a]	65,000	18,561
Yoma Strategic Holdings Ltd.[c]	30,000	17,134

		1,463,848
SOUTH KOREA — 1.78%
3S Korea Co. Ltd.[a]	1,950	7,679
Chong Kun Dang Pharmaceutical Corp.[a]	104	6,743
Chongkundang Holdings Corp.[a]	40	1,697
CJ E&M Corp.[a]	325	10,278
CJ O Shopping Co. Ltd.	80	30,114
CNK International Co. Ltd.[a]	1,860	5,908
Daesang Corp.	550	18,190
Dong-A ST Co. Ltd.[a]	105	11,330
Gamevil Inc.[a]	85	3,586
GemVax & Kael Co. Ltd.[a]	835	10,649
Green Cross Cell Corp.[a]	155	3,229
GS Home Shopping Inc.	75	19,438
Hanjin Heavy Industries & Construction Co. Ltd.[a]	1,150	14,451
Hanmi Pharm Co. Ltd.[a]	99	12,995

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP EX NORTH AMERICA ETF

January 31, 2014

Security	Shares	Value

Hotel Shilla Co. Ltd.	1,061	$77,319
Hyundai Greenfood Co. Ltd.	2,150	36,257
Hyundai Home Shopping Network Corp.	145	24,588
iMarketKorea Inc.	250	6,809
Kolon Industries Inc.	200	9,380
Korean Reinsurance Co.	3,254	34,354
Kumho Tire Co. Inc.[a]	3,800	49,171
LG Fashion Corp.	550	15,056
LG Innotek Co. Ltd.[a]	140	11,118
LG International Corp.	700	19,456
LIG Insurance Co. Ltd.	1,050	30,852
Lotte Food Co. Ltd.	25	18,405
LOTTE Himart Co. Ltd.	300	21,638
Medipost Co. Ltd.[a]	130	7,457
Medy-Tox Inc.	95	15,266
Meritz Fire & Marine Insurance Co. Ltd.	1,600	22,497
Nexen Tire Corp.	600	8,296
Ottogi Corp.	60	22,086
Paradise Co. Ltd.	665	17,272
Partron Co. Ltd.	590	7,552
S.M. Entertainment Co.[a]	255	10,923
Seegene Inc.[a]	145	8,128
Seoul Semiconductor Co. Ltd.	685	29,759
SK Broadband Co. Ltd.[a]	5,070	22,452
SK Chemicals Co. Ltd.	345	18,888
STX Offshore & Shipbuilding Co. Ltd.[a]	2,933	15,044
Taihan Electric Wire Co. Ltd.[a]	3,850	7,392
ViroMed Co. Ltd.[a]	195	8,508
Young Poong Corp.	15	17,027
Youngone Corp.	750	27,012

		776,249
SPAIN — 2.66%
Abengoa SA	2,555	10,226
Abengoa SA Class B	7,015	23,177
Almirall SA	1,970	31,455
Antena 3 Television SA	2,090	39,318
Bolsas y Mercados Espanoles	2,076	81,230
Construcciones y Auxiliar de Ferrocarriles SA	120	60,685
Duro Felguera SA	3,545	23,712
Ebro Foods SA	3,525	78,102
Ence Energia y Celulosa SA	10,025	36,840
FAES FARMA SA	8,383	29,845
FAES FARMA SA New	133	473

Security	Shares	Value

Fomento de Construcciones y Contratas SAa	1,471	$39,426
Gamesa Corporacion Tecnologica SAa	7,650	84,079
Grupo Catalana Occidente SA	2,825	108,575
Indra Sistemas SA	4,380	77,584
Melia Hotels International SAc	3,190	41,470
NH Hoteles SAa	3,865	24,315
Obrascon Huarte Lain SA	1,750	73,938
Papeles y Cartones de Europa SA	5,141	27,108
Prosegur Compania de Seguridad SA	8,850	53,228
Realia Business SAa	5,511	7,469
Sacyr SAa	5,967	30,473
Tecnicas Reunidas SA	1,000	52,634
Tubacex SA	2,060	7,862
Tubos Reunidos SA	390	923
Viscofan SA	1,565	82,900
Zeltia SAa	9,905	35,931

		1,162,978
SWEDEN — 4.49%
AarhusKarlshamn AB	940	57,524
Active Biotech ABa	1,735	9,144
AF AB Class B	715	23,155
Avanza Bank Holding AB	1,455	53,344
Axfood AB	905	43,410
Axis Communications AB	1,475	47,633
Betsson AB	1,330	37,587
Billerud AB	6,440	77,276
Castellum AB	7,380	117,923
CDON Group ABa	3,765	15,759
Clas Ohlson AB Class B	1,000	17,109
Concentric AB	1,746	18,470
D. CARNEGIE & Co. ABb	2	—
Eniro ABa	1,535	11,478
Fabege AB	6,185	78,562
Fastighets AB Balder Class Ba	1,545	16,462
Hakon Invest ABa	2,630	81,115
Haldex AB	2,036	19,905
Hexpol AB	1,010	72,052
Hufvudstaden AB Class A	4,050	54,351
Intrum Justitia AB	1,630	46,065
JM AB	2,220	59,483
KappAhl ABa	1,322	7,896
Klovern AB	4,735	23,508
Kungsleden AB	5,775	41,992
Lindab International ABa	4,000	40,604

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP EX NORTH AMERICA ETF

January 31, 2014

Security	Shares	Value

Loomis AB Class B	1,910	$45,225
Lundbergforetagen AB	655	26,966
Meda AB Class A	7,500	91,370
Mekonomen AB	500	12,183
NCC AB Class B	2,905	92,881
Nibe Industrier AB Class B	2,685	58,940
Nobia AB	2,356	18,265
Nordnet AB	1,821	7,761
Peab AB	7,150	44,443
Rezidor Hotel Group ABa	5,055	34,672
Saab AB Class B	1,495	38,824
SAS ABa	4,095	11,323
SkiStar AB	2,010	28,325
Swedish Orphan Biovitrum ABa	5,915	67,497
Trelleborg AB Class B	8,365	167,142
Wallenstam AB Class B	3,715	56,864
Wihlborgs Fastigheter AB	4,665	85,337

		1,959,825
SWITZERLAND — 3.66%
AMS AG	280	34,473
Autoneum Holding AGa	65	11,268
Basilea Pharmaceutica AG Registered	155	21,411
Belimo Holding AG Registered	10	27,847
Bucher Industries AG Registered	360	105,736
Burckhardt Compression Holding AG	55	24,823
Dufry AG Registered[a]	845	132,770
EFG International AG	506	7,403
Flughafen Zurich AG Registered	67	39,431
Forbo Holding AG Registered[a]	75	61,365
Galenica Holding AG Registered	150	143,267
Gategroup Holding AGa	380	11,329
Georg Fischer AG Registered[a]	120	82,482
Helvetia Holding AG Registered	255	123,185
Kaba Holding AG Class B Registered	160	73,229
Kudelski SA Bearer	1,600	24,469
Kuoni Reisen Holding AG Class B Registered[a]	100	45,271
Logitech International SA Registered	5,470	86,370
Meyer Burger Technology AGa	2,475	37,577
Mobimo Holding AG Registered	160	33,408
Nobel Biocare Holding AG Registered[a]	3,565	54,519
OC Oerlikon Corp. AG Registered[a]	6,080	96,002
Panalpina Welttransport Holding AG Registered	480	79,501
Rieter Holding AG Registered[a]	115	25,612

Security	Shares	Value

Straumann Holding AG Registered	240	$47,939
Tecan AG Registered	190	20,875
Temenos Group AG Registered[a]	1,655	46,599
Valiant Holding AG Registered	400	38,955
Valora Holding AG Registered	100	25,783
Vontobel Holding AG Registered	925	34,880

		1,597,779
UNITED KINGDOM — 27.27%
888 Holdings PLC	3,025	7,104
Afren PLC[a]	32,871	80,276
Alent PLC	8,310	42,842
Amlin PLC	17,020	116,977
APR Energy PLC	2,150	29,716
Ashtead Group PLC	17,095	221,808
Asia Resource Minerals PLC[a]	3,750	14,729
AVEVA Group PLC	2,240	79,149
AZ Electronic Materials SA	12,435	80,907
Balfour Beatty PLC	21,521	103,206
Barratt Developments PLC	29,370	182,743
BBA Aviation PLC	12,310	62,432
Beazley PLC	16,680	70,040
Bellway PLC	3,640	92,963
Berendsen PLC	3,700	56,247
Berkeley Group Holdings PLC (The)	3,825	162,624
Betfair Group PLC	3,030	52,585
Big Yellow Group PLC	1,835	15,621
Bodycote PLC	7,256	77,392
Booker Group PLC	42,945	109,255
Bovis Homes Group PLC	5,245	70,942
Britvic PLC	9,480	107,969
BTG PLC[a]	9,235	89,925
Bwin.Party Digital Entertainment PLC[a]	23,110	43,487
Cable & Wireless Communications PLC	76,235	66,967
Cape PLC	3,460	15,239
Capital & Counties Properties PLC	18,695	109,286
Carillion PLC	15,700	87,985
Carphone Warehouse Group PLC	5,470	26,861
Catlin Group Ltd.	14,250	123,536
Centamin PLC[a]	37,285	27,023
Chemring Group PLC	7,625	30,232
Chesnara PLC	4,310	24,437
Close Brothers Group PLC	5,860	127,702
COLT Group SAa	10,405	21,632
Computacenter PLC	1,575	16,708
Cranswick PLC	975	21,167

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP EX NORTH AMERICA ETF

January 31, 2014

Security	Shares	Value

CSR PLC	6,055	$65,826
Dairy Crest Group PLC	4,525	38,596
Darty PLC	19,480	42,259
DCC PLC	2,360	107,242
De La Rue PLC	3,105	39,854
Debenhams PLC	37,620	45,783
Dechra Pharmaceuticals PLC	2,320	26,747
Derwent London PLC	3,135	128,290
Devro PLC	4,695	23,889
Dignity PLC	1,959	48,132
Diploma PLC	3,100	35,408
Direct Line Insurance Group PLC	21,995	95,719
Dixons Retail PLC[a]	110,871	79,535
Domino Printing Sciences PLC	3,425	44,805
Domino’s Pizza Group PLC	4,565	39,650
DS Smith PLC	32,585	175,918
Dunelm Group PLC	2,435	36,917
Electrocomponents PLC	14,175	61,874
Elementis PLC	15,525	65,292
EnQuest PLC[a]	17,640	37,543
Enterprise Inns PLC[a]	15,085	39,914
Essentra PLC	6,660	90,792
F&C Asset Management PLC	4,595	9,387
Fenner PLC	6,405	43,263
Fidessa Group PLC	1,130	42,955
FirstGroup PLC[a]	40,165	87,924
Galliford Try PLC	3,545	68,339
Gem Diamonds Ltd.[a]	3,680	9,601
Genel Energy PLC[a]	2,810	45,396
Genus PLC	1,920	41,462
Go-Ahead Group PLC (The)	1,500	48,737
Grafton Group PLC Units	7,445	72,740
Grainger PLC	10,270	35,900
Great Portland Estates PLC	10,910	108,387
Greencore Group PLC	11,953	48,953
Greene King PLC	7,930	111,754
Greggs PLC	2,940	24,424
Halfords Group PLC	7,200	54,254
Halma PLC	10,265	100,967
Hansteen Holdings PLC	14,190	24,720
Hays PLC	43,325	94,557
Henderson Group PLC	27,355	98,904
Heritage Oil PLC[a]	6,265	19,357
Hikma Pharmaceuticals PLC	4,890	96,518
Hiscox Ltd.	13,625	142,861

Security	Shares	Value

Hochschild Mining PLC	4,705	$11,811
Home Retail Group PLC	25,451	74,997
Homeserve PLC	10,630	57,231
Howden Joinery Group PLC	22,425	126,558
Hunting PLC	4,065	50,339
IG Group Holdings PLC	11,860	122,113
Imagination Technologies Group PLC[a,c]	7,775	22,042
Inchcape PLC	13,875	133,397
Intermediate Capital Group PLC	14,325	97,371
International Personal Finance PLC	7,275	55,596
Interserve PLC	6,320	63,358
ITE Group PLC	6,090	27,344
Jardine Lloyd Thompson Group PLC	4,411	76,697
JD Wetherspoon PLC	5,275	69,050
Jupiter Fund Management PLC	9,025	55,443
Kcom Group PLC	13,080	21,228
Keller Group PLC	3,295	64,116
Kier Group PLC	1,800	55,644
Laird PLC	9,525	50,703
Lamprell PLC[a]	4,460	10,500
Lancashire Holdings Ltd.	6,865	85,068
LondonMetric Property PLC	17,055	38,624
Marston’s PLC	28,455	70,147
Michael Page International PLC	10,715	78,398
Micro Focus International PLC	4,241	52,274
Millennium & Copthorne Hotels PLC	3,125	29,069
Mitchells & Butlers PLC[a]	11,460	84,715
Mitie Group PLC	7,215	37,825
Mondi PLC	12,530	190,068
Morgan Advanced Materials PLC	10,520	53,613
Mothercare PLC[a]	2,255	9,700
N Brown Group PLC	5,715	50,765
National Express Group PLC	13,870	66,492
New World Resources PLC Class Aa,c	1,195	1,007
Ocado Group PLC[a]	14,025	120,548
Ophir Energy PLC[a]	13,630	62,586
Oxford Instruments PLC	1,625	44,733
Pace PLC	9,040	53,083
Paragon Group of Companies PLC	9,385	54,153
Pennon Group PLC	12,150	137,379
Persimmon PLC	9,420	203,269
Petra Diamonds Ltd.[a]	12,595	28,544
Petropavlovsk PLC	7,280	8,405
Phoenix Group Holdings	5,757	69,494
Playtech Ltd.	4,645	52,635

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP EX NORTH AMERICA ETF

January 31, 2014

Security	Shares	Value

Premier Farnell PLC	16,170	$57,800
Premier Foods PLC[a]	6,291	14,811
Premier Oil PLC	15,730	70,213
Provident Financial PLC	4,470	119,890
PZ Cussons PLC	10,430	61,965
QinetiQ Group PLC	17,855	65,583
Rathbone Brothers PLC	1,800	49,343
Redrow PLC	10,275	54,881
Regus PLC	23,260	80,085
Renishaw PLC	1,061	32,869
Restaurant Group PLC (The)	4,675	47,021
Rightmove PLC	2,870	119,427
Rotork PLC	2,441	98,767
RPC Group PLC	6,815	66,641
RPS Group PLC	9,655	54,172
Salamander Energy PLC[a]	6,825	11,918
Savills PLC	4,570	46,941
SDL PLC	2,550	15,255
Senior PLC	12,370	60,704
Shaftesbury PLC	8,915	91,278
Shanks Group PLC	13,240	25,350
SIG PLC	15,828	51,037
Smiths News PLC	3,140	10,966
SOCO International PLC[a]	8,130	55,088
Spectris PLC	3,760	137,306
Speedy Hire PLC	10,525	11,157
Spirax-Sarco Engineering PLC	2,402	115,269
Spirent Communications PLC	19,810	30,978
Spirit Pub Co. PLC	23,070	31,659
Sports Direct International PLC[a]	6,405	72,000
St James’s Place PLC	9,930	125,660
St. Modwen Properties PLC	2,675	16,886
Stagecoach Group PLC	16,655	99,578
SThree PLC	2,110	13,299
SuperGroup PLC[a]	925	23,457
SVG Capital PLC[a,c]	5,430	37,748
Synergy Health PLC	1,605	34,000
Synthomer PLC	8,410	37,594
TalkTalk Telecom Group PLC	19,065	97,757
Taylor Wimpey PLC	94,865	174,926
Telecity Group PLC	6,365	74,793
Thomas Cook Group PLC[a]	44,255	130,843
Travis Perkins PLC	8,510	243,212
Tullett Prebon PLC	8,700	47,469
UBM PLC	7,750	86,610

Security	Shares	Value

UDG Healthcare PLC	7,720	$45,142
Ultra Electronics Holdings PLC	1,855	59,692
UNITE Group PLC	8,170	55,024
Vesuvius PLC	9,190	67,602
Victrex PLC	3,320	97,230
W.S. Atkins PLC	3,695	82,647
WH Smith PLC	4,635	79,449
Xchanging PLC	6,445	18,880

		11,909,063

TOTAL COMMON STOCKS
(Cost: $38,251,966)		43,322,169

INVESTMENT COMPANIES — 0.18%

SWITZERLAND — 0.18%
BB Biotech AG Registered[a]	460	80,607

		80,607

TOTAL INVESTMENT COMPANIES
(Cost: $36,751)		80,607

PREFERRED STOCKS — 0.30%

GERMANY — 0.20%
Biotest AG	280	31,197
Draegerwerk AG & Co. KGaA	240	29,226
Jungheinrich AG	386	28,130

		88,553
ITALY — 0.10%
Unipol Gruppo Finanziario SpA	8,415	42,918

		42,918

TOTAL PREFERRED STOCKS
(Cost: $77,360)		131,471

RIGHTS — 0.00%

PORTUGAL — 0.00%
Mota-Engil SGPS SAa,b	4,855	—

		—

TOTAL RIGHTS
(Cost: $0)		—

WARRANTS — 0.00%

ISRAEL — 0.00%
Tower Semiconductor Ltd. (Expires 06/27/17)[a]	1	1

		1

TOTAL WARRANTS
(Cost: $0)		1

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® DEVELOPED SMALL-CAP EX NORTH AMERICA ETF

January 31, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.05%

MONEY MARKET FUNDS — 2.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	824,393	$824,393
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	46,404	46,404
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	22,252	22,252

		893,049

TOTAL SHORT-TERM INVESTMENTS
(Cost: $893,049)		893,049

TOTAL INVESTMENTS IN SECURITIES — 101.74%
(Cost: $39,259,126)		44,427,297
Other Assets, Less Liabilities — (1.74)%		(758,537)

NET ASSETS — 100.00%		$43,668,760

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.98%

AUSTRALIA — 2.76%
ALS Ltd.	44,864	$311,193
Alumina Ltd.[a]	450,355	500,992
Amcor Ltd.	92,443	863,831
AMP Ltd.	710,852	2,648,332
APA Group	90,440	472,664
Asciano Ltd.	104,370	511,773
ASX Ltd.	130,211	4,046,755
Aurizon Holdings Ltd.	94,724	406,622
Australia and New Zealand Banking Group Ltd.	367,160	9,652,057
Bendigo and Adelaide Bank Ltd.	50,012	506,171
BHP Billiton Ltd.	495,639	15,814,512
Boral Ltd.	129,948	538,553
Brambles Ltd.	562,419	4,421,302
Coca-Cola Amatil Ltd.	39,584	403,738
Commonwealth Bank of Australia	247,044	15,999,969
CSL Ltd.	98,056	6,011,013
Dexus Property Group	538,356	467,367
Federation Centres	186,592	369,559
Fortescue Metals Group Ltd.	340,816	1,584,939
Goodman Group	222,292	905,745
GPT Group	163,314	514,394
Iluka Resources Ltd.	143,276	1,097,573
Incitec Pivot Ltd.	220,910	551,248
James Hardie Industries SE	82,963	933,769
Lend Lease Group	47,600	437,321
Macquarie Group Ltd.	91,043	4,296,639
Mirvac Group	344,637	502,162
National Australia Bank Ltd.	266,084	7,719,262
Newcrest Mining Ltd.	140,476	1,182,755
Orica Ltd.	119,476	2,449,706
Origin Energy Ltd.	165,288	2,016,108
QBE Insurance Group Ltd.	197,213	1,977,065
Rio Tinto Ltd.	98,193	5,623,601
Santos Ltd.	249,121	2,899,556
SP AusNet	550,392	595,469
Stockland Corp. Ltd.	267,036	845,750
Suncorp Group Ltd.	433,311	4,604,817
Sydney Airport	96,457	331,585
Telstra Corp. Ltd.	956,410	4,289,163
Transurban Group	108,559	654,499
Wesfarmers Ltd.	198,336	7,268,022
Westfield Group	305,772	2,721,217

Security	Shares	Value

Westfield Retail Trust	433,291	$1,141,700
Westpac Banking Corp.	477,428	12,859,079
Woodside Petroleum Ltd.	123,515	4,028,324
Woolworths Ltd.	211,018	6,272,736
WorleyParsons Ltd.	28,211	404,902

		144,655,509
AUSTRIA — 0.14%
Erste Group Bank AG	66,408	2,418,420
IMMOFINANZ AGa	117,810	555,896
OMV AG	41,511	1,796,947
Telekom Austria AG	66,182	578,963
Voestalpine AG	48,794	2,187,560

		7,537,786
BELGIUM — 0.41%
Ageas	44,458	1,911,029
Anheuser-Busch InBev NV	139,614	13,377,046
Groupe Bruxelles Lambert SA	40,659	3,674,754
KBC Groep NV	37,604	2,223,926
UCB SA	7,140	505,408

		21,692,163
BRAZIL — 0.53%
AMBEV SA	480,000	3,189,033
AMBEV SA SP ADR	323,995	2,118,927
BM&F Bovespa SA	333,200	1,319,427
BR Malls Participacoes SA	142,800	896,259
BR Properties SA	95,200	665,119
BRF — Brasil Foods SA SP ADR	70,962	1,254,608
BRF SA	95,200	1,699,747
CCR SA	95,200	610,871
Cielo SA	55,140	1,462,629
Companhia de Saneamento Basico do Estado de Sao Paulo	142,800	1,312,548
Companhia Hering SA	47,600	526,749
Companhia Siderurgica Nacional SA	66,500	307,265
Companhia Siderurgica Nacional SA SP ADR	98,678	456,879
Embraer SA	47,600	361,452
Embraer SA SP ADR	65,896	2,022,348
Hypermarcas SA	142,800	899,207
Natura Cosmeticos SA	47,600	771,844
Petroleo Brasileiro SA	392,400	2,231,129
Petroleo Brasileiro SA SP ADR	57,163	640,797
Souza Cruz SA	47,600	415,306

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2014

Security	Shares	Value

TIM Participacoes SA	142,800	$745,310
Ultrapar Participacoes SA	47,600	1,047,601
Vale SA	190,414	2,598,556

		27,553,611
CANADA — 3.62%
Agnico-Eagle Mines Ltd.	25,228	784,253
Agrium Inc.	20,627	1,796,572
Alimentation Couche-Tard Inc. Class B	19,040	1,403,217
ARC Resources Ltd.	36,652	954,967
Athabasca Oil Corp.[a]	21,896	156,912
Bank of Montreal	112,629	6,875,223
Bank of Nova Scotia	141,510	7,754,842
Barrick Gold Corp.	159,522	3,070,400
Baytex Energy Corp.	10,703	390,317
BCE Inc.	3,636	152,491
Bell Aliant Inc.	19,516	449,676
Blackberry Ltd.[a,b]	84,859	802,962
Bombardier Inc. Class B	108,559	391,414
Brookfield Asset Management Inc. Class A	153,834	5,836,296
Brookfield Office Properties Inc.	28,211	526,798
Cameco Corp.	118,758	2,521,191
Canadian Imperial Bank of Commerce	77,278	6,000,230
Canadian National Railway Co.	135,184	7,227,515
Canadian Natural Resources Ltd.	188,681	6,180,215
Canadian Oil Sands Ltd.	42,364	760,686
Canadian Pacific Railway Ltd.	48,076	7,280,283
Canadian Tire Corp. Ltd. Class A NVS	7,355	627,149
Canadian Utilities Ltd. Class A	12,098	411,242
Catamaran Corp.[a]	25,704	1,249,294
Cenovus Energy Inc.	95,394	2,493,189
Crescent Point Energy Corp.	29,036	1,003,154
Dollarama Inc.	15,708	1,183,436
Eldorado Gold Corp.	81,067	514,780
Enbridge Inc.	202,300	8,484,280
Encana Corp.	96,239	1,728,064
Finning International Inc.	19,992	483,236
First Quantum Minerals Ltd.	87,809	1,569,607
Fortis Inc.	14,939	410,271
Franco-Nevada Corp.	25,704	1,246,066
Gildan Activewear Inc.	21,896	1,166,137
Goldcorp Inc.	138,666	3,456,234

Security	Shares	Value

H&R Real Estate Investment Trust	13,804	$261,854
Husky Energy Inc.	90,547	2,687,296
Imperial Oil Ltd.	78,223	3,195,711
Kinross Gold Corp.	240,041	1,100,148
Magna International Inc. Class A	29,988	2,544,387
Manulife Financial Corp.	278,954	5,141,490
National Bank of Canada	14,939	1,117,997
New Gold Inc.[a]	65,902	377,697
Open Text Corp.	10,948	1,083,655
Pacific Rubiales Energy Corp.	58,318	885,532
Pembina Pipeline Corp.	39,032	1,338,350
Penn West Petroleum Ltd.	144,228	1,077,554
Potash Corp. of Saskatchewan Inc.	141,510	4,432,064
Power Corp. of Canada	142,458	3,865,065
Rogers Communications Inc. Class B	103,768	4,360,313
Royal Bank of Canada	174,692	10,800,053
Saputo Inc.	9,520	447,844
Shaw Communications Inc. Class B	225,650	4,972,618
Silver Wheaton Corp.	68,746	1,491,516
SNC-Lavalin Group Inc.	65,688	2,722,492
Sun Life Financial Inc.	100,975	3,326,438
Suncor Energy Inc.	265,237	8,704,446
Talisman Energy Inc.	255,757	2,750,371
Teck Resources Ltd. Class B	123,498	2,968,516
TELUS Corp. NVS	22,380	781,428
Thomson Reuters Corp.	53,882	1,941,772
Tim Hortons Inc.	13,804	714,993
Toronto-Dominion Bank (The)	142,054	12,271,978
Tourmaline Oil Corp.[a]	47,800	2,018,837
TransCanada Corp.	121,602	5,280,926
Turquoise Hill Resources Ltd.[a,b]	300,689	1,051,784
Valeant Pharmaceuticals International Inc.[a]	45,696	6,194,032
Yamana Gold Inc.	67,116	627,849

		189,879,605
CHILE — 0.17%
AES Gener SA	605,472	299,190
Aguas Andinas SA Series A	1,128,596	720,260
Banco de Chile	975,848	119,833
Banco de Credito e Inversiones	9,044	483,631
Banco Santander (Chile) SA	8,592,481	431,111

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2014

Security	Shares	Value

Banco Santander (Chile) SA SP ADR[b]	25,991	$506,305
Cencosud SA	158,345	447,303
Colbun SA	1,683,136	368,715
Compania Cervecerias Unidas SA	18,164	193,198
CorpBanca SA	13,783,117	151,341
CorpBanca SA SP ADR	43,972	725,098
Empresa Nacional de Electricidad SA	514,556	663,088
Empresas CMPC SA	186,714	394,054
Enersis SA	1,397,068	368,608
LATAM Airlines Group SA	14,857	205,719
LATAM Airlines Group SA SP ADR[b]	119,556	1,661,828
S.A.C.I. Falabella SA	75,692	591,630
Sociedad Quimica y Minera de Chile SA Series B SP ADR	21,624	538,654

		8,869,566
CHINA — 2.00%
Agricultural Bank of China Ltd. Class H	1,428,000	623,444
Bank of China Ltd. Class H	11,147,000	4,723,062
Belle International Holdings Ltd.	719,000	775,966
Brilliance China Automotive Holdings Ltd.	1,904,000	2,917,989
China Communications Construction Co. Ltd. Class H	1,667,000	1,215,127
China Construction Bank Corp. Class H	9,044,260	6,278,148
China COSCO Holdings Co. Ltd. Class Ha,b	1,781,500	750,245
China Gas Holdings Ltd.	1,102,000	1,541,279
China Life Insurance Co. Ltd. Class H	1,904,000	5,198,434
China Mengniu Dairy Co. Ltd.	476,000	2,191,557
China Merchants Bank Co. Ltd. Class H	413,788	731,142
China Mobile Ltd.	952,000	9,078,869
China National Building Material Co. Ltd. Class H	952,000	919,534
China Overseas Land & Investment Ltd.	952,000	2,568,566
China Petroleum & Chemical Corp. Class H	4,915,200	3,912,005

Security	Shares	Value

China Shenhua Energy Co. Ltd. Class H	952,000	$2,458,222
China Shipping Container Lines Co. Ltd. Class Ha,b	3,332,000	785,282
China Telecom Corp. Ltd. Class H	1,904,000	887,657
China Unicom (Hong Kong) Ltd.	952,000	1,253,019
CNOOC Ltd.	3,332,000	5,235,215
Country Garden Holdings Co. Ltd.	1,428,813	783,889
Evergrande Real Estate Group Ltd.[b]	2,380,000	953,251
Fosun International Ltd.	1,904,000	2,054,853
GCL-Poly Energy Holdings Ltd.[a,b]	2,856,000	971,028
GOME Electrical Appliances Holdings Ltd.[b]	3,808,000	662,065
Great Wall Motor Co. Ltd. Class H	359,500	1,694,532
Guangdong Investment Ltd.	1,438,000	1,333,402
Haier Electronics Group Co. Ltd.	698,000	2,040,568
Industrial and Commercial Bank of China Ltd. Class H	11,450,260	7,093,003
Kunlun Energy Co. Ltd.[b]	952,000	1,579,147
Lee & Man Paper Manufacturing Ltd.	1,667,000	1,118,518
Lenovo Group Ltd.	952,000	1,233,402
PetroChina Co. Ltd. Class H	3,808,000	3,683,041
Ping An Insurance (Group) Co. of China Ltd. Class H	714,000	5,783,871
Shimao Property Holdings Ltd.	833,500	1,820,544
Shougang Fushan Resources Group Ltd.[b]	2,856,000	787,121
Sino-Ocean Land Holdings Ltd.[b]	2,142,000	1,153,096
Tencent Holdings Ltd.	190,400	13,327,117
Want Want China Holdings Ltd.	1,904,000	2,569,792
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	285,620	232,474

		104,919,476
COLOMBIA — 0.09%
Bancolombia SA SP ADR	88,738	3,899,148
Cemex Latam Holdings SAa	106,148	708,081

		4,607,229
CZECH REPUBLIC — 0.08%
CEZ AS	55,692	1,403,062

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2014

Security	Shares	Value

Komercni Banka AS	13,804	$2,986,072

		4,389,134
DENMARK — 0.48%
Carlsberg A/S Class B	20,627	2,009,335
Danske Bank A/Sa	178,509	4,026,264
DSV A/S	40,532	1,299,509
Novo Nordisk A/S Class B	349,770	13,843,765
Novozymes A/S Class B	37,691	1,626,670
TDC A/S	58,548	550,229
TrygVesta A/S	16,660	1,589,778

		24,945,550
EGYPT — 0.04%
Global Telecom Holding SP GDR[a]	549,592	1,824,645

		1,824,645
FINLAND — 0.32%
Fortum OYJ	107,107	2,303,805
Metso OYJ	66,640	2,086,721
Nokia OYJ[a]	544,544	3,778,205
Sampo OYJ Class A	119,952	5,572,677
UPM-Kymmene OYJ	198,492	3,046,158
Valmet Corp.[a]	980	8,267

		16,795,833
FRANCE — 3.65%
Accor SA	64,006	3,054,267
Airbus Group NV	88,060	6,247,614
ALSTOM	41,480	1,177,492
ArcelorMittal	116,379	1,933,537
Arkema SA	6,407	683,782
AXA SA	224,672	5,908,139
BNP Paribas SA	131,082	10,155,476
Bouygues SA	63,070	2,414,657
Cap Gemini SA	62,558	4,266,217
Carrefour SA	82,963	2,859,088
CGG[a,b]	71,400	1,063,966
Christian Dior SA	8,092	1,480,822
Compagnie de Saint-Gobain	81,078	4,260,346
Compagnie Generale des Etablissements Michelin Class B	41,888	4,424,146
Credit Agricole SAa	241,332	3,250,253
Danone	87,747	5,798,823
Edenred SA	63,448	1,772,862
Essilor International SA	57,120	5,740,986

Security	Shares	Value

GDF Suez	144,228	$3,186,862
Groupe Eurotunnel SA Registered	58,492	645,707
Iliad SA	6,188	1,416,952
Kering	21,420	4,276,565
L’Air Liquide SA	42,885	5,389,997
L’Oreal SA	37,691	6,201,042
Lafarge SA	33,965	2,439,495
Legrand SA	20,468	1,087,110
LVMH Moet Hennessy Louis Vuitton SA	44,324	7,899,021
Orange	256,705	3,176,544
Pernod Ricard SA	51,956	5,579,999
Publicis Groupe SA	25,704	2,280,141
Renault SA	51,408	4,489,570
Safran SA	26,656	1,896,562
Sanofi	181,356	17,804,529
Schneider Electric SA	82,963	6,700,480
SES SA Class A FDR	150,892	4,846,006
Societe Generale	111,384	6,320,708
Suez Environnement SA	52,873	947,246
Technip SA	40,460	3,451,069
Total SA	306,720	17,512,983
Unibail-Rodamco SE	18,373	4,427,635
Vallourec SA	34,750	1,736,007
Veolia Environnement	59,266	931,904
Vinci SA	69,694	4,564,424
Vivendi SA	174,490	4,692,053
Wendel	8,092	1,097,794

		191,490,878
GERMANY — 3.36%
Adidas AG	68,068	7,608,732
Allianz SE Registered	66,850	11,160,643
BASF SE	124,712	13,375,388
Bayer AG Registered	117,096	15,457,796
Bayerische Motoren Werke AG	71,876	7,833,754
Beiersdorf AG	19,516	1,932,817
Commerzbank AGa	151,857	2,585,434
Continental AG	13,328	2,871,263
Daimler AG Registered	150,990	12,650,763
Deutsche Bank AG Registered	140,896	6,819,292
Deutsche Boerse AG	33,414	2,572,502
Deutsche Post AG Registered	165,207	5,719,018
Deutsche Telekom AG Registered	362,423	5,864,948

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2014

Security	Shares	Value

E.ON SE	234,904	$4,267,025
Fresenius Medical Care AG & Co. KGaA	56,168	3,953,909
Fresenius SE & Co. KGaA	11,424	1,781,685
GEA Group AG	25,228	1,183,428
HeidelbergCement AG	27,263	2,031,295
Henkel AG & Co. KGaA	20,944	2,038,090
Infineon Technologies AG	166,155	1,715,468
K+S AG Registered[b]	56,648	1,687,514
Kabel Deutschland Holding AG	6,664	875,488
Lanxess AG	13,043	857,471
Linde AG	37,691	7,141,364
MAN SE	26,656	3,246,010
Merck KGaA	24,276	3,769,713
METRO AG	51,908	2,141,317
Muenchener Rueckversicherungs-Gesellschaft AG Registered	32,003	6,609,595
Osram Licht AGa	45,220	2,649,339
ProSiebenSat.1 Media AG Registered	29,988	1,346,259
RWE AG	67,311	2,490,791
SAP AG	143,406	10,957,490
Siemens AG Registered	129,730	16,438,062
ThyssenKrupp AGa	94,339	2,429,283

		176,062,946
HONG KONG — 1.09%
AIA Group Ltd.	1,808,800	8,327,916
Bank of East Asia Ltd. (The)	285,600	1,083,211
Cheung Kong (Holdings) Ltd.	476,500	7,051,032
CLP Holdings Ltd.	238,000	1,796,157
Galaxy Entertainment Group Ltd.[a]	476,000	4,677,365
Hang Lung Properties Ltd.	952,000	2,642,129
Hang Seng Bank Ltd.	166,700	2,608,445
Henderson Land Development Co. Ltd.	514,800	2,771,306
Hong Kong and China Gas Co. Ltd. (The)	1,030,037	2,119,822
Hong Kong Exchanges and Clearing Ltd.	136,600	2,144,491
Hutchison Whampoa Ltd.	476,000	5,906,475
Li & Fung Ltd.	952,000	1,324,129
Link REIT (The)	476,000	2,151,710

Security	Shares	Value

New World Development Co. Ltd.	719,000	$898,194
Sands China Ltd.	380,800	2,935,153
Swire Pacific Ltd. Class A	476,000	5,137,132
Wharf (Holdings) Ltd. (The)	476,200	3,250,386

		56,825,053
HUNGARY — 0.03%
OTP Bank PLC	93,772	1,717,544

		1,717,544
INDIA — 0.61%
Dr. Reddy’s Laboratories Ltd. SP ADR	82,544	3,443,736
HDFC Bank Ltd. SP ADR	167,094	5,228,371
ICICI Bank Ltd. SP ADR	120,104	3,863,746
Infosys Ltd. SP ADR[b]	77,588	4,545,105
Larsen & Toubro Ltd. SP GDR[c]	157,800	2,479,038
Reliance Industries Ltd. SP GDR[d]	145,308	3,821,601
Sesa Sterlite Ltd. SP ADR	186,592	2,254,031
Tata Motors Ltd. SP ADR	107,258	2,987,135
Wipro Ltd. SP ADR[b]	264,051	3,416,820

		32,039,583
INDONESIA — 0.29%
PT Astra International Tbk	4,284,000	2,254,275
PT Bank Central Asia Tbk	4,046,000	3,288,825
PT Bank Danamon Indonesia Tbk	1,010,410	359,147
PT Bank Mandiri (Persero) Tbk	1,190,457	848,237
PT Bank Negara Indonesia (Persero) Tbk	1,524,088	544,228
PT Bank Rakyat Indonesia (Persero) Tbk	1,904,000	1,298,182
PT Charoen Pokphand Indonesia Tbk	2,164,445	733,004
PT Indocement Tunggal Prakarsa Tbk	361,500	663,194
PT Indofood Sukses Makmur Tbk	1,309,500	748,056
PT Kalbe Farma Tbk	4,394,500	505,673
PT Perusahaan Gas Negara (Persero) Tbk	1,666,000	650,845
PT Semen Gresik (Persero) Tbk	714,000	830,369
PT Telekomunikasi Indonesia (Persero) Tbk	5,712,000	1,064,275
PT Unilever Indonesia Tbk	238,000	556,503

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2014

Security	Shares	Value

PT United Tractors Tbk	496,606	$784,971

		15,129,784
IRELAND — 0.08%
Bank of Ireland[a]	3,382,456	1,345,617
CRH PLC	73,486	1,889,333
Kerry Group PLC Class A	13,991	941,492

		4,176,442
ISRAEL — 0.18%
Israel Chemicals Ltd.	168,028	1,374,618
NICE Systems Ltd.	28,084	1,098,502
Teva Pharmaceutical Industries Ltd.	152,796	6,805,594

		9,278,714
ITALY — 0.87%
Assicurazioni Generali SpA	109,684	2,374,026
Atlantia SpA	139,501	3,179,298
CNH Industrial NVa	82,722	870,127
Enel SpA	793,161	3,623,864
Eni SpA	390,860	8,881,541
Fiat SpA[a]	125,394	1,250,495
Finmeccanica SpA[a]	195,160	1,715,954
Intesa Sanpaolo SpA	1,382,304	3,746,854
Luxottica Group SpA	13,804	734,191
Mediobanca SpA[a]	285,124	2,620,395
Saipem SpA	69,020	1,619,539
Snam SpA	767,788	4,214,081
Telecom Italia SpA	1,841,333	2,048,583
Telecom Italia SpA RNC	654,500	551,641
Tenaris SA	34,748	778,804
UniCredit SpA	676,872	5,093,402
Unione di Banche Italiane SpA	338,949	2,475,141

		45,777,936
JAPAN — 7.76%
AEON Co. Ltd.	285,600	3,609,731
AEON Financial Service Co. Ltd.	95,200	2,241,263
Aisin Seiki Co. Ltd.	95,200	3,570,525
Asahi Group Holdings Ltd.	190,400	5,251,706
ASICS Corp.	71,900	1,259,845
Astellas Pharma Inc.	95,200	5,972,345
Bank of Yokohama Ltd. (The)	952,000	4,863,382
Bridgestone Corp.	191,800	7,022,417
Canon Inc.	190,400	5,612,025
Casio Computer Co. Ltd.	190,400	2,094,708
Chubu Electric Power Co. Inc.	190,400	2,281,402

Security	Shares	Value

Chugoku Electric Power Co. Inc. (The)	95,200	$1,253,651
Dai-ichi Life Insurance Co. Ltd. (The)	190,400	2,910,561
Daiichi Sankyo Co. Ltd.	190,400	3,216,740
Daikin Industries Ltd.	95,200	5,559,751
Dena Co. Ltd.[b]	49,100	951,813
Denso Corp.	190,400	9,967,599
East Japan Railway Co.	95,200	7,124,248
Eisai Co. Ltd.	95,200	3,680,675
Fast Retailing Co. Ltd.	5,000	1,868,412
Fuji Heavy Industries Ltd.	93,200	2,601,759
FUJIFILM Holdings Corp.	95,200	2,825,615
Fujitsu Ltd.[a]	476,000	2,697,730
Gree Inc.[b]	49,100	487,702
Hitachi Ltd.	952,000	7,393,087
Honda Motor Co. Ltd.	285,600	10,902,003
Hoya Corp.	142,800	3,980,785
ITOCHU Corp.	238,000	2,952,101
Japan Prime Realty Investment Corp.	952	3,276,482
Japan Tobacco Inc.	190,400	5,968,611
JFE Holdings Inc.	95,200	2,016,296
JTEKT Corp.	71,900	1,087,824
JX Holdings Inc.	545,980	2,660,706
Kansai Electric Power Co. Inc. (The)[a]	190,400	2,072,305
Kao Corp.	142,800	4,585,674
KDDI Corp.	95,200	5,325,450
Keikyu Corp.	476,000	3,799,225
Keyence Corp.	5,000	2,084,130
Kintetsu Corp.	952,000	3,304,486
Kobe Steel Ltd.[a]	952,000	1,605,569
Komatsu Ltd.	190,400	4,010,190
Kyocera Corp.	95,200	4,341,572
Kyushu Electric Power Co. Inc.[a]	95,200	1,108,030
Marubeni Corp.	476,000	3,374,496
Mazda Motor Corp.[a]	476,000	2,338,344
Mitsubishi Chemical Holdings Corp.	714,000	3,087,454
Mitsubishi Corp.	190,400	3,552,789
Mitsubishi Electric Corp.	476,000	5,498,142
Mitsubishi Heavy Industries Ltd.	952,000	6,254,253
Mitsubishi Motors Corp.[a,b]	166,700	1,824,162

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2014

Security	Shares	Value

Mitsubishi UFJ Financial Group Inc.	1,999,200	$12,212,596
Mitsubishi UFJ Lease & Finance Co. Ltd.	666,400	3,548,122
Mitsui & Co. Ltd.	238,000	3,232,142
Mizuho Financial Group Inc.	3,665,200	7,870,557
MS&AD Insurance Group Holdings Inc.	95,200	2,251,531
Murata Manufacturing Co. Ltd.	47,600	4,482,526
Namco Bandai Holdings Inc.	71,900	1,642,663
NEC Corp.	592,000	1,735,628
Nikon Corp.	47,600	825,655
Nippon Steel & Sumitomo Metal Corp.	1,905,346	5,885,022
Nippon Telegraph and Telephone Corp.	95,200	5,191,030
Nishi-Nippon City Bank Ltd. (The)	952,000	2,436,358
Nissan Motor Co. Ltd.	545,900	4,737,182
Nitto Denko Corp.	47,600	2,147,916
Nomura Holdings Inc.	640,700	4,554,665
NTT DOCOMO Inc.	261,820	4,269,321
NTT Urban Development Corp.	95,200	946,539
Olympus Corp.[a]	47,600	1,423,543
ORIX Corp.	356,300	5,554,905
Panasonic Corp.	380,800	4,420,917
Rakuten Inc.	142,800	2,357,947
Resona Holdings Inc.	476,000	2,548,375
SBI Holdings Inc.	119,930	1,683,971
Secom Co. Ltd.	95,200	5,442,134
Seven & I Holdings Co. Ltd.	190,400	7,658,193
Seven Bank Ltd.	571,200	2,206,724
Shin-Etsu Chemical Co. Ltd.	95,200	5,379,591
SoftBank Corp.	142,800	10,589,757
Sojitz Corp.	523,600	913,868
Sony Corp.	190,400	3,035,646
Sumitomo Chemical Co. Ltd.	952,000	3,939,246
Sumitomo Corp.	356,300	4,506,810
Sumitomo Electric Industries Ltd.	356,300	5,684,170
Sumitomo Mitsui Financial Group Inc.	190,400	9,006,124
Sumitomo Mitsui Trust Holdings Inc.	952,080	4,621,068
Suzuki Motor Corp.	95,200	2,512,903
T&D Holdings Inc.	166,700	2,067,711

Security	Shares	Value

Takeda Pharmaceutical Co. Ltd.	142,800	$6,711,187
TDK Corp.	47,600	2,188,989
Terumo Corp.	95,200	4,513,330
Tohoku Electric Power Co. Inc.[a]	95,200	1,044,554
Tokio Marine Holdings Inc.	190,400	5,664,300
Tokyo Electric Power Co. Inc.[a]	333,200	1,535,559
Tokyo Electron Ltd.	47,600	2,481,632
Toray Industries Inc.	952,000	6,319,596
Toshiba Corp.	952,000	4,032,593
Toyota Motor Corp.	476,000	27,640,065
USS Co. Ltd.	190,400	2,632,387
Yamada Denki Co. Ltd.	356,600	1,237,794

		406,854,813
MALAYSIA — 0.41%
AirAsia Bhd	333,200	225,021
Alliance Financial Group Bhd	904,400	1,256,674
Axiata Group Bhd	191,200	374,801
Berjaya Sports Toto Bhd	95,268	115,295
Bumi Armada Bhd[a]	430,200	520,637
CIMB Group Holdings Bhd	722,900	1,494,836
DiGi.Com Bhd	761,600	1,067,355
Gamuda Bhd	249,700	333,530
Genting Bhd	95,600	297,099
Genting Plantations Bhd	190,400	586,021
Hong Leong Bank Bhd	119,500	503,496
Hong Leong Financial Group Bhd	238,000	1,125,104
IHH Healthcare Bhd[a]	1,332,800	1,469,605
IJM Corp. Bhd	114,110	201,521
IOI Corp. Bhd	95,200	119,480
IOI Properties Group Sdn Bhd[a]	45,499	36,709
Kuala Lumpur Kepong Bhd	47,800	334,521
Lafarge Malaysia Bhd	285,600	725,415
Malayan Banking Bhd	219,700	632,216
Malaysia Airports Holdings Bhd	190,400	481,334
Maxis Bhd	571,200	1,189,680
Parkson Holdings Bhd	333,200	291,730
Petronas Chemicals Group Bhd	95,600	189,972
Petronas Gas Bhd	142,800	997,658
PPB Group Bhd	190,400	876,187
Public Bank Bhd Foreign	333,200	1,901,724
RHB Capital Bhd	142,800	327,290
Sapurakencana Petroleum Bhd[a]	904,400	1,186,409
Telekom Malaysia Bhd	618,800	1,018,852
Tenaga Nasional Bhd	190,400	671,364
UEM Sunrise Bhd	714,000	441,650

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2014

Security	Shares	Value

YTL Corp. Bhd	498,133	$229,232
YTL Power International Bhd	904,400	505,372

		21,727,790
MEXICO — 0.59%
Alfa SAB de CV Series A	824,000	2,321,430
America Movil SAB de CV Series Lb	4,855,200	5,181,105
Cemex SAB de CV CPO[a]	2,819,012	3,482,225
Compartamos SAB de CV	428,400	768,330
Fomento Economico Mexicano SAB de CV BD Units	571,200	5,172,568
Grupo Financiero Banorte SAB de CV Series O	428,400	2,702,601
Grupo Mexico SAB de CV Series B	618,828	2,001,911
Grupo Televisa SAB de CV CPO	856,800	4,982,620
Industrias Penoles SAB de CV	23,800	556,950
Mexichem SAB de CV	190,447	660,927
Minera Frisco SAB de CV Series A1[a]	238,000	374,917
Wal-Mart de Mexico SAB de CV Series V	1,142,400	2,731,840

		30,937,424
NETHERLANDS — 0.94%
AEGON NV	202,898	1,774,961
Akzo Nobel NV	62,110	4,473,540
ASML Holding NV	51,932	4,410,673
Gemalto NVb	9,044	1,021,073
Heineken NV	45,696	2,789,073
ING Groep NV CVA[a]	542,201	7,194,864
Koninklijke Ahold NV	200,057	3,335,916
Koninklijke DSM NV	23,965	1,587,784
Koninklijke KPN NVa	404,124	1,511,234
Koninklijke Philips NV	187,186	6,522,785
Reed Elsevier NV	246,568	5,084,068
TNT Express NV	101,718	897,378
Unilever NV CVA	201,436	7,525,969
Wolters Kluwer NV	48,076	1,327,778

		49,457,096
NEW ZEALAND — 0.02%
Auckland International Airport Ltd.	301,784	890,847
Contact Energy Ltd.	37,128	154,941

		1,045,788

Security	Shares	Value

NORWAY — 0.33%
Aker Solutions ASA	28,084	$428,644
DNB ASA	310,017	5,229,588
Orkla ASA	448,628	3,477,184
Seadrill Ltd.	14,756	528,093
Statoil ASA	101,925	2,408,054
Subsea 7 SA	47,168	808,412
Telenor ASA	204,794	4,239,307
Yara International ASA	2,615	107,681

		17,226,963
PERU — 0.07%
Compania de Minas Buenaventura SA SP ADR	67,286	834,346
Credicorp Ltd.	15,887	2,095,813
Southern Copper Corp.	35,261	986,603

		3,916,762
PHILIPPINES — 0.15%
Aboitiz Equity Ventures Inc.	361,000	414,210
Aboitiz Power Corp.	1,209,500	959,434
Alliance Global Group Inc.	640,700	383,119
Ayala Land Inc.	831,100	480,468
Bank of the Philippine Islands	668,649	1,310,151
BDO Unibank Inc.	718,762	1,252,917
International Container Terminal Services Inc.	124,600	270,535
Jollibee Foods Corp.	376,910	1,264,129
Metropolitan Bank & Trust Co.	128,523	215,528
Philippine Long Distance Telephone Co.	11,900	708,433
SM Prime Holdings Inc.	2,345,525	803,234

		8,062,158
POLAND — 0.17%
Bank Handlowy w Warszawie SA	16,835	551,153
Bank Millennium SAa	545,642	1,405,540
Bank Pekao SA	17,612	1,034,455
Cyfrowy Polsat SAa	96,152	600,902
Kernel Holding SAa	26,473	319,969
KGHM Polska Miedz SA	27,263	947,037
mBank SA	7,616	1,232,187
Powszechna Kasa Oszczednosci Bank Polski SA	100,912	1,306,118
Synthos SA	768,451	1,235,957

		8,633,318

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2014

Security	Shares	Value

PORTUGAL — 0.11%
Banco Espirito Santo SA Registered[a]	624,036	$950,945
Energias de Portugal SA	818,914	3,076,710
Jeronimo Martins SGPS SA	42,840	733,992
Portugal Telecom SGPS SA Registered	193,732	853,005

		5,614,652
RUSSIA — 0.55%
Gazprom OAO SP ADR	757,430	6,256,372
LUKOIL OAO SP ADR	71,562	4,079,034
Magnit OJSC SP GDR[c]	85,204	4,494,511
MMC Norilsk Nickel OJSC SP ADR	50,092	763,402
Mobile TeleSystems OJSC SP ADR	175,168	3,021,648
NovaTek OAO SP GDR[c]	24,276	2,964,099
RusHydro OJSC SP ADR	268,208	418,673
Sberbank of Russia SP ADR	259,624	2,809,132
Surgutneftegas OJSC SP ADR	213,007	1,635,894
Tatneft OAO SP ADR	37,674	1,247,009
Uralkali OJSC SP GDR[c]	51,480	1,243,242

		28,933,016
SINGAPORE — 0.46%
Ascendas REIT	1,428,000	2,379,628
CapitaLand Ltd.[b]	1,904,000	4,111,281
CapitaMall Trust Management Ltd.	1,428,000	2,089,157
Genting Singapore PLC	1,428,000	1,541,731
Hutchison Port Holdings Trust[b]	1,428,000	949,620
Keppel Corp. Ltd.	476,400	3,876,201
Noble Group Ltd.	719,000	534,384
Oversea-Chinese Banking Corp. Ltd.	476,000	3,463,308
Singapore Telecommunications Ltd.	1,904,000	5,258,269

		24,203,579
SOUTH AFRICA — 0.73%
African Rainbow Minerals Ltd.	16,660	326,018
AngloGold Ashanti Ltd.	37,604	547,996
Barclays Africa Group Ltd.	6,407	74,575
Barloworld Ltd.	54,752	511,452
Exxaro Resources Ltd.	22,523	302,209
FirstRand Ltd.	1,246,168	3,472,255

Security	Shares	Value

Gold Fields Ltd.	211,430	$743,022
Growthpoint Properties Ltd.	581,196	1,142,227
Impala Platinum Holdings Ltd.	123,498	1,276,473
MMI Holdings Ltd.	240,867	508,099
Mr. Price Group Ltd.	59,976	736,869
MTN Group Ltd.	256,097	4,528,402
Naspers Ltd. Class N	89,012	9,050,991
PPC Ltd.	69,972	186,759
Redefine Properties Ltd.	566,440	448,841
Sanlam Ltd.	1,098,608	4,691,001
Sappi Ltd.[a]	106,663	328,715
Sasol Ltd.	95,287	4,549,717
Standard Bank Group Ltd.	399,392	4,182,106
Truworths International Ltd.	29,988	196,004
Woolworths Holdings Ltd.	127,092	688,445

		38,492,176
SOUTH KOREA — 1.63%
AmorePacific Corp.	454	429,250
AmorePacific Group	1,904	844,068
BS Financial Group Inc.	19,810	293,351
Celltrion Inc.[b]	17,153	717,146
Cheil Industries Inc.	6,740	475,424
CJ CheilJedang Corp.	1,904	472,287
Coway Co. Ltd.	17,590	1,140,511
Daelim Industrial Co. Ltd.	3,699	286,147
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	23,800	767,132
DGB Financial Group Inc.	22,490	350,897
Doosan Heavy Industries & Construction Co. Ltd.	6,420	219,828
GS Engineering & Construction Corp.[b]	19,049	598,868
GS Holdings Corp.	9,520	456,277
Hana Financial Group Inc.	37,050	1,415,747
Hankook Tire Co. Ltd.	10,948	631,094
Hanwha Corp.	19,040	642,168
Hyundai Department Store Co. Ltd.	2,358	317,235
Hyundai Development Co. Engineering & Construction[b]	28,560	648,394
Hyundai Engineering & Construction Co. Ltd.[b]	12,830	700,025
Hyundai Glovis Co. Ltd.	2,358	502,288
Hyundai Heavy Industries Co. Ltd.	4,760	998,384

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2014

Security	Shares	Value

Hyundai Marine & Fire Insurance Co. Ltd.	6,880	$199,905
Hyundai Merchant Marine Co. Ltd.[a]	25,224	333,461
Hyundai Mobis Co. Ltd.	8,568	2,481,506
Hyundai Motor Co.	23,302	5,105,170
Hyundai Steel Co.	5,257	375,237
Hyundai Wia Corp.	3,341	504,108
KB Financial Group Inc.	46,560	1,618,192
KCC Corp.	2,856	1,299,455
Kia Motors Corp.	30,342	1,530,778
Korea Aerospace Industries Ltd.	19,040	569,234
Korea Electric Power Corp.[a]	39,110	1,289,843
Korea Zinc Co. Ltd.	1,904	619,042
KT Corp.	3,580	103,017
KT Corp. SP ADR	80,067	1,132,948
KT&G Corp.	16,868	1,192,981
LG Chem Ltd.	6,664	1,618,760
LG Corp.	11,878	638,095
LG Display Co. Ltd.[a]	16,150	382,494
LG Display Co. Ltd. SP ADR[a]	117,388	1,376,961
LG Electronics Inc.	17,136	1,058,242
LG Household & Health Care Ltd.	1,245	555,996
Lotte Chemical Corp.	2,856	564,342
Lotte Confectionery Co. Ltd.	454	788,938
Lotte Shopping Co. Ltd.	1,433	506,072
NAVER Corp.	4,299	2,711,099
NCsoft Corp.	2,856	529,655
NHN Entertainment Corp.[a]	1,965	141,911
OCI Co. Ltd.	4,262	756,556
ORION Corp.	1,406	1,146,763
POSCO	8,690	2,423,474
POSCO SP ADR	29,213	1,986,192
S-Oil Corp.	5,712	366,089
S1 Corp.	10,948	795,772
Samsung C&T Corp.	18,088	991,980
Samsung Electro-Mechanics Co. Ltd.	9,022	562,216
Samsung Electronics Co. Ltd.	17,138	20,494,829
Samsung Engineering Co. Ltd.	4,760	318,860
Samsung Fire & Marine Insurance Co. Ltd.	5,712	1,323,470
Samsung Heavy Industries Co. Ltd.	22,740	715,970

Security	Shares	Value

Samsung SDI Co. Ltd.	4,301	$576,628
Samsung Securities Co. Ltd.	9,560	388,081
Samsung Techwin Co. Ltd.	5,214	258,179
Shinhan Financial Group Co. Ltd.	60,410	2,576,462
SK Holdings Co. Ltd.	4,262	716,737
SK Hynix Inc.[a]	80,920	2,861,514
SK Innovation Co. Ltd.	8,568	1,016,617
SK Telecom Co. Ltd.	1,931	390,584
SK Telecom Co. Ltd. SP ADR	84,851	1,861,631
Woori Finance Holdings Co. Ltd.	52,360	604,144

		85,266,711
SPAIN — 1.25%
Actividades de Construcciones y Servicios SA	76,838	2,702,407
Amadeus IT Holding SA Class A	67,592	2,675,744
Banco Bilbao Vizcaya Argentaria SA	813,960	9,725,321
Banco de Sabadell SA	817,326	2,417,136
Banco Popular Espanol SA	250,852	1,727,291
Banco Santander SA	1,519,392	13,133,940
Bankia SAa	607,852	1,055,798
Distribuidora Internacional de Alimentacion SA	143,276	1,179,384
Ferrovial SA	82,348	1,583,024
Grifols SA	22,848	1,184,555
Iberdrola SA	713,624	4,404,712
Iberdrola SA New	19,406	119,780
Industria de Diseno Textil SA	47,600	7,105,944
International Consolidated Airlines Group SAa	293,216	2,007,530
Red Electrica Corporacion SA	12,804	896,322
Repsol SA	223,150	5,230,146
Telefonica SA	526,456	8,121,856

		65,270,890
SWEDEN — 1.14%
Atlas Copco AB Class A	284,648	7,739,963
Boliden AB	34,847	530,461
Hennes & Mauritz AB Class B	175,409	7,567,062
Hexagon AB Class B	17,612	559,876
Lundin Petroleum ABa	42,428	733,685
Millicom International Cellular SA SDR	6,481	631,646
Nordea Bank AB	525,029	7,033,858
Sandvik AB	293,216	4,116,365
Scania AB Class B	185,164	3,795,944

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2014

Security	Shares	Value

Skandinaviska Enskilda Banken AB Class A	118,758	$1,534,772
SKF AB Class B	10,199	270,625
Svenska Handelsbanken AB Class A	168,051	7,999,250
Swedbank AB Class A	91,495	2,394,228
Telefonaktiebolaget LM Ericsson Class B	553,231	6,760,942
TeliaSonera AB	484,568	3,598,248
Volvo AB Class B	349,197	4,630,213

		59,897,138
SWITZERLAND — 3.43%
ABB Ltd. Registered[a]	346,648	8,658,066
Actelion Ltd. Registered[a]	12,376	1,164,286
Adecco SA Registered[a]	23,324	1,837,539
Aryzta AGa	14,280	1,125,024
Barry Callebaut AG Registered[a]	1,428	1,693,449
Compagnie Financiere Richemont SA Class A Bearer	89,646	8,329,610
Credit Suisse Group AG Registered	208,488	6,307,703
Geberit AG Registered	5,712	1,660,021
Givaudan SA Registered[a]	2,380	3,526,705
Holcim Ltd. Registered[a]	77,342	5,636,363
Julius Baer Group Ltd.[a]	62,056	3,018,348
Kuehne & Nagel International AG Registered	3,808	506,668
Lonza Group AG Registered[a]	10,472	1,053,964
Nestle SA Registered	528,360	38,387,995
Novartis AG Registered	325,584	25,812,324
Roche Holding AG Genusschein	107,262	29,526,215
Schindler Holding AG Participation Certificates	3,332	483,805
Schindler Holding AG Registered	3,808	560,488
SGS SA Registered	952	2,158,070
Sonova Holding AG Registered	4,284	589,396
Sulzer AG Registered	3,808	575,625
Swatch Group AG (The) Bearer	5,236	3,124,892
Swiss Prime Site AG Registered	26,656	2,075,027
Swiss Re AGa	65,296	5,652,522
Swisscom AG Registered	3,332	1,834,780
Syngenta AG Registered	15,951	5,655,459
Transocean Ltd.	51,908	2,262,252
UBS AG Registered[a]	525,880	10,446,178
Zurich Insurance Group AGa	20,970	6,096,617

		179,759,391

Security	Shares	Value

TAIWAN — 1.22%
Advanced Semiconductor Engineering Inc.	518,524	$480,059
Advanced Semiconductor Engineering Inc. SP ADR	449,009	2,029,521
AU Optronics Corp.[a]	952,000	283,110
AU Optronics Corp. SP ADR[a]	218,075	601,887
Chang Hwa Commercial Bank Ltd.	2,040,869	1,209,129
China Airlines Ltd.[a]	1,904,000	669,283
China Development Financial Holding Corp.	3,808,000	1,111,072
China Steel Corp.	1,439,731	1,237,891
Chunghwa Telecom Co. Ltd.	476,000	1,443,829
Chunghwa Telecom Co. Ltd. SP ADR	83,564	2,456,782
CTBC Financial Holding Co. Ltd.	1,174,894	775,571
E.Sun Financial Holding Co. Ltd.	2,018,740	1,255,986
EVA Airways Corp.[a]	1,428,000	758,835
Far EasTone Telecommunications Co. Ltd.	476,000	937,939
First Financial Holding Co. Ltd.	1,560,571	932,299
Formosa Plastics Corp.	494,160	1,272,200
Formosa Taffeta Co. Ltd.	476,000	503,533
Hon Hai Precision Industry Co. Ltd.	1,686,180	4,725,033
Hon Hai Precision Industry Co. Ltd. SP GDR[c]	180,108	972,583
Hua Nan Financial Holdings Co. Ltd.	2,044,040	1,153,662
MediaTek Inc.	476,000	6,292,202
Mega Financial Holding Co. Ltd.	1,027,287	829,018
Nan Ya Plastics Corp.	481,830	1,051,208
Phison Electronics Corp.	476,000	2,985,065
Siliconware Precision Industries Co. Ltd.	476,000	582,088
Siliconware Precision Industries Co. Ltd. SP ADR	400,371	2,286,118
SinoPac Financial Holdings Co. Ltd.	2,532,177	1,178,437
Taishin Financial Holdings Co. Ltd.	2,380,266	1,127,381
Taiwan Business Bank Ltd.[a]	5,403,640	1,605,174
Taiwan Cooperative Financial Holding Co. Ltd.	2,224,214	1,200,294

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2014

Security	Shares	Value

Taiwan Mobile Co. Ltd.	476,000	$1,395,125
Taiwan Semiconductor Manufacturing Co. Ltd.	3,808,000	13,197,128
U-Ming Marine Transport Corp.	296,000	491,420
Uni-President Enterprises Co.	1,042,833	1,720,988
United Microelectronics Corp.	1,428,000	582,088
United Microelectronics Corp. SP ADR[b]	802,203	1,620,450
Wan Hai Lines Ltd.	952,000	463,471
Yang Ming Marine Transport Corp.[a]	952,000	413,196

		63,831,055
THAILAND — 0.21%
Bangkok Bank PCL NVDR	688,980	3,579,523
Bangkok Dusit Medical Services PCL NVDR	222,200	794,293
BEC World PCL NVDR	640,300	906,817
Central Pattana PCL NVDR	1,167,900	1,326,757
Charoen Pokphand Foods PCL NVDR	1,399,100	1,207,948
Glow Energy PCL NVDR	545,900	1,116,275
Indorama Ventures PCL NVDR	1,064,933	667,801
Kasikornbank PCL NVDR	238,023	1,225,808

		10,825,222
TURKEY — 0.15%
Akbank TAS	246,568	628,171
Anadolu Efes Biracilik ve Malt Sanayii AS	64,954	657,900
Arcelik AS	94,339	465,248
BIM Birlesik Magazalar AS	39,358	671,953
Coca-Cola Icecek AS	39,584	828,132
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	734,169	698,157
TAV Havalimanlari Holding AS	98,413	737,804
Turk Hava Yollari AO	366,607	1,092,897
Turkiye Garanti Bankasi AS	321,300	846,985
Turkiye Halk Bankasi AS	99,008	488,274
Turkiye Is Bankasi AS Class C	147,560	264,328
Turkiye Sise ve Cam Fabrikalari ASb	241,465	267,001
Turkiye Vakiflar Bankasi TAO Class D	227,528	347,194

		7,994,044
UNITED KINGDOM — 8.12%
3i Group PLC	469,086	2,878,613
Aggreko PLC	19,516	495,857

Security	Shares	Value

AMEC PLC	31,416	$531,795
Anglo American PLC	164,425	3,880,421
Antofagasta PLC	16,835	235,312
ARM Holdings PLC	206,108	3,167,109
AstraZeneca PLC	206,108	13,069,829
Aviva PLC	440,875	3,224,275
BAE Systems PLC	634,522	4,474,678
Barclays PLC	2,280,829	10,214,469
BG Group PLC	485,202	8,149,482
BHP Billiton PLC	324,745	9,582,624
BP PLC	2,793,900	21,948,018
British American Tobacco PLC	235,859	11,303,073
British Land Co. PLC	402,236	4,339,825
British Sky Broadcasting Group PLC	193,781	2,789,792
BT Group PLC	1,227,619	7,733,195
Burberry Group PLC	52,360	1,246,019
Capita PLC	54,740	884,781
Carnival PLC	69,020	2,836,908
Centrica PLC	1,129,204	5,775,220
Compass Group PLC	530,474	7,937,808
Diageo PLC	322,836	9,552,821
Experian PLC	370,804	6,337,738
Fresnillo PLC	27,263	344,777
GlaxoSmithKline PLC	735,500	18,904,969
Glencore Xstrata PLC	1,316,625	6,978,280
HSBC Holdings PLC	2,867,424	29,547,178
Imperial Tobacco Group PLC	143,406	5,239,180
Inmarsat PLC	65,212	750,745
Intertek Group PLC	9,044	420,930
J Sainsbury PLC	515,535	2,922,186
Johnson Matthey PLC	90,916	4,827,628
Kingfisher PLC	169,932	1,032,200
Land Securities Group PLC	263,370	4,453,877
Legal & General Group PLC	1,687,216	5,969,958
Lloyds Banking Group PLC[a]	6,359,836	8,706,577
Marks & Spencer Group PLC	517,431	4,004,402
National Grid PLC	584,535	7,579,561
Next PLC	15,708	1,613,457
Nobel Corp. PLC	77,588	2,407,556
Old Mutual PLC	1,520,101	4,309,413
Pearson PLC	227,764	4,162,425
Petrofac Ltd.	17,612	334,308
Prudential PLC	410,539	8,285,321
Randgold Resources Ltd.	6,970	480,302

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2014

Security	Shares	Value

Reckitt Benckiser Group PLC	86,755	$6,505,812
Reed Elsevier PLC	391,808	5,711,543
Rio Tinto PLC	204,680	10,910,530
Rolls-Royce Holdings PLC[a]	431,732	8,422,122
Royal Bank of Scotland Group PLC[a]	215,628	1,204,871
Royal Dutch Shell PLC Class A	524,189	18,121,201
Royal Dutch Shell PLC Class B	372,848	13,633,846
SABMiller PLC	191,352	8,616,683
Severn Trent PLC	19,992	567,421
Shire PLC	138,516	6,927,211
Smith & Nephew PLC	255,757	3,682,037
SSE PLC	194,369	4,175,026
Standard Chartered PLC	331,524	6,756,055
Standard Life PLC	892,178	5,360,610
Tate & Lyle PLC	17,136	213,328
Tesco PLC	1,152,901	6,069,785
Tullow Oil PLC	107,869	1,401,377
Unilever PLC	211,430	8,127,433
United Utilities Group PLC	14,756	173,635
Vodafone Group PLC	7,542,220	28,081,468
Weir Group PLC (The)	22,848	786,288
Wm Morrison Supermarkets PLC	654,976	2,582,333
Wolseley PLC	82,113	4,429,014
WPP PLC	351,047	7,367,374

		425,691,895
UNITED STATES — 48.74%
3M Co.	106,663	13,673,130
Abbott Laboratories	218,066	7,994,300
AbbVie Inc.	227,052	11,177,770
Accenture PLC Class A	120,904	9,657,812
ACE Ltd.	78,064	7,323,184
Actavis PLC[a]	24,276	4,587,678
Activision Blizzard Inc.	24,419	418,297
Adobe Systems Inc.[a]	123,498	7,309,847
ADT Corp. (The)	59,304	1,781,492
Advance Auto Parts Inc.	7,616	874,393
AES Corp. (The)	252,913	3,555,957
Aetna Inc.	76,639	5,236,743
Aflac Inc.	76,330	4,791,997
AGCO Corp.	6,407	341,685
Agilent Technologies Inc.	28,560	1,660,764
Air Products and Chemicals Inc.	50,960	5,357,934
Akamai Technologies Inc.[a,b]	35,795	1,706,706
Alcoa Inc.	156,678	1,803,364

Security	Shares	Value

Alexion Pharmaceuticals Inc.[a]	24,752	$3,928,885
Alleghany Corp.[a,b]	1,245	463,551
Allergan Inc.	59,024	6,764,150
Alliant Energy Corp.	15,232	791,455
Allstate Corp. (The)	103,819	5,315,533
Altera Corp.	21,420	716,071
Altria Group Inc.	334,193	11,770,277
Amazon.com Inc.[a]	59,024	21,171,319
Ameren Corp.	22,848	864,568
American Electric Power Co. Inc.	112,351	5,483,852
American Express Co.	142,458	12,111,779
American International Group Inc.	216,334	10,375,379
American Tower Corp.	102,816	8,315,758
American Water Works Co. Inc.	18,088	770,006
Ameriprise Financial Inc.	33,320	3,519,925
AmerisourceBergen Corp.	7,355	494,403
AMETEK Inc.	15,708	776,289
Amgen Inc.	120,904	14,381,531
Amphenol Corp. Class A	14,756	1,282,001
Anadarko Petroleum Corp.	82,015	6,617,790
Annaly Capital Management Inc.	94,248	1,015,051
Apache Corp.	55,700	4,470,482
Apple Inc.	138,992	69,579,395
Applied Materials Inc.	268,081	4,509,122
Archer-Daniels-Midland Co.	108,559	4,285,909
AT&T Inc.	826,812	27,549,376
Autodesk Inc.[a]	25,228	1,292,935
Automatic Data Processing Inc.	119,706	9,169,480
AutoZone Inc.[a]	2,214	1,096,063
Avago Technologies Ltd.[b]	28,560	1,560,518
AvalonBay Communities Inc.[b]	11,900	1,469,650
Avon Products Inc.	109,956	1,637,245
Baker Hughes Inc.	69,694	3,947,468
Bank of America Corp.	1,566,516	26,239,143
Bank of New York Mellon Corp. (The)	164,259	5,249,718
Baxter International Inc.	87,703	5,990,115
BB&T Corp.	145,302	5,435,748
Beam Inc.	13,043	1,086,482
Becton, Dickinson and Co.	39,584	4,279,822
Bed Bath & Beyond Inc.[a]	52,836	3,373,579
Berkshire Hathaway Inc. Class Ba	130,900	14,608,440
Best Buy Co. Inc.	60,928	1,434,245

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2014

Security	Shares	Value

Biogen Idec Inc.[a]	39,508	$12,351,781
BlackRock Inc.[e]	13,991	4,203,876
Boeing Co. (The)	114,247	14,310,579
BorgWarner Inc.	7,155	384,224
Boston Properties Inc.	30,211	3,265,507
Boston Scientific Corp.[a]	312,408	4,226,880
Bristol-Myers Squibb Co.	265,772	13,280,627
Broadcom Corp. Class A	40,936	1,218,255
Brown-Forman Corp. Class B NVS	6,188	476,476
Bunge Ltd.	7,355	557,215
C.H. Robinson Worldwide Inc.	50,932	2,981,559
C.R. Bard Inc.	29,988	3,886,145
CA Inc.	138,040	4,428,323
Cablevision NY Group Class A	13,469	216,043
Cabot Oil & Gas Corp.	73,304	2,930,694
Calpine Corp.[a]	37,691	715,375
Cameron International Corp.[a]	29,512	1,769,835
Capital One Financial Corp.	82,015	5,791,079
Cardinal Health Inc.	74,891	5,094,086
CareFusion Corp.[a]	38,711	1,578,247
CarMax Inc.[a]	26,180	1,180,980
Carnival Corp.	93,772	3,674,925
Caterpillar Inc.	83,911	7,880,082
CBRE Group Inc. Class Aa	45,220	1,200,139
CBS Corp. Class B NVS	152,321	8,944,289
Celanese Corp. Series A	14,756	747,244
Celgene Corp.[a]	69,972	10,630,846
CenturyLink Inc.	93,041	2,685,163
Cerner Corp.[a,b]	28,084	1,597,699
CF Industries Holdings Inc.	6,664	1,538,451
Charles Schwab Corp. (The)	238,696	5,924,435
Cheniere Energy Inc.[a]	42,840	1,882,390
Chesapeake Energy Corp.	114,044	3,068,924
Chevron Corp.	287,504	32,094,072
Chipotle Mexican Grill Inc.[a,b]	4,760	2,627,330
Chubb Corp. (The)	32,636	2,759,047
Church & Dwight Co. Inc.	30,107	1,944,310
Cigna Corp.	66,850	5,769,824
Cisco Systems Inc.	845,376	18,522,188
CIT Group Inc.	14,982	697,412
Citigroup Inc.	442,771	21,000,629
Citrix Systems Inc.[a]	19,040	1,029,493
Clorox Co. (The)	21,575	1,904,425
CME Group Inc.	46,771	3,496,600

Security	Shares	Value

CMS Energy Corp.	6,480	$180,079
Coach Inc.	58,072	2,781,068
Cobalt International Energy Inc.[a]	45,163	739,318
Coca-Cola Co. (The)	583,276	22,059,498
Coca-Cola Enterprises Inc.	18,731	810,865
Cognizant Technology Solutions Corp. Class Aa,b	66,810	6,475,225
Colgate-Palmolive Co.	153,534	9,400,887
Comcast Corp. Class A	233,216	12,698,611
Comcast Corp. Class A Special NVS	114,247	5,980,830
Comerica Inc.	19,080	873,864
ConAgra Foods Inc.	169,456	5,387,006
Concho Resources Inc.[a,b]	14,939	1,460,885
ConocoPhillips	181,832	11,809,988
CONSOL Energy Inc.	49,149	1,835,715
Consolidated Edison Inc.	36,743	1,999,187
Constellation Brands Inc. Class Aa	24,276	1,861,241
Core Laboratories NV	7,140	1,277,489
Corning Inc.	261,445	4,499,468
Costco Wholesale Corp.	73,486	8,256,887
Covidien PLC	90,547	6,178,927
Cree Inc.[a,b]	21,420	1,294,196
Crown Castle International Corp.[a]	36,652	2,600,826
CSX Corp.	239,428	6,443,007
Cummins Inc.	27,263	3,461,856
CVS Caremark Corp.	204,680	13,860,930
D.R. Horton Inc.	39,508	927,648
Danaher Corp.	124,446	9,257,538
Deere & Co.	58,318	5,013,015
Delta Air Lines Inc.	86,755	2,655,571
Denbury Resources Inc.[a]	17,429	280,084
Devon Energy Corp.	68,746	4,071,138
DIRECTV[a,b]	104,720	7,270,710
Discover Financial Services	46,172	2,477,128
Dollar General Corp.[a]	27,755	1,563,162
Dollar Tree Inc.[a]	28,158	1,422,542
Dominion Resources Inc.	113,299	7,694,135
Dover Corp.	66,346	5,742,910
Dow Chemical Co. (The)	151,938	6,914,698
Dr Pepper Snapple Group Inc.	62,110	2,973,827
DTE Energy Co.	10,948	746,873
Duke Energy Corp.	122,808	8,672,701

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2014

Security	Shares	Value

Duke Realty Corp.	43,792	$687,972
E.I. du Pont de Nemours and Co.	131,082	7,997,313
Eaton Corp. PLC	106,624	7,793,148
eBay Inc.[a]	178,253	9,483,060
Edison International	90,547	4,360,744
Edwards Lifesciences Corp.[a]	9,520	619,942
Electronic Arts Inc.[a,b]	97,183	2,565,631
Eli Lilly and Co.	151,938	8,206,171
EMC Corp.	334,628	8,111,383
Emerson Electric Co.	89,599	5,908,158
Energizer Holdings Inc.	7,616	719,712
Ensco PLC Class A	20,944	1,054,949
Entergy Corp.	43,376	2,733,989
EOG Resources Inc.	48,116	7,950,688
EQT Corp.	22,848	2,120,523
Equinix Inc.[a,b]	8,568	1,586,794
Equity Residential	93,772	5,193,093
Estee Lauder Companies Inc. (The) Class A	23,324	1,603,292
Exelon Corp.	135,682	3,934,778
Expedia Inc.	11,964	777,421
Expeditors International of Washington Inc.	81,396	3,325,841
Express Scripts Holding Co.[a]	129,472	9,670,264
Exxon Mobil Corp.	667,828	61,547,028
F5 Networks Inc.[a]	16,835	1,801,345
Facebook Inc. Class Aa	259,420	16,231,909
Family Dollar Stores Inc.	13,043	806,318
Fastenal Co.	27,132	1,191,909
Federal Realty Investment Trust	9,044	985,796
FedEx Corp.	53,804	7,173,149
Fidelity National Financial Inc. Class A	3,625	114,333
Fifth Third Bancorp	175,409	3,687,097
First Republic Bank	14,280	693,008
FirstEnergy Corp.	65,902	2,075,254
Fluor Corp.	54,970	4,175,521
FMC Technologies Inc.[a]	30,940	1,529,674
Ford Motor Co.	479,514	7,173,529
Forest Laboratories Inc.[a]	22,848	1,514,822
Fossil Group Inc.[a]	7,140	798,466
Franklin Resources Inc.	130,128	6,767,957
Freeport-McMoRan Copper & Gold Inc.	150,070	4,863,769
Frontier Communications Corp.[b]	142,458	669,553

Security	Shares	Value

Gap Inc. (The)	90,916	$3,462,081
General Dynamics Corp.	51,988	5,266,904
General Electric Co.	1,548,504	38,913,906
General Growth Properties Inc.	56,277	1,133,419
General Mills Inc.	121,458	5,832,413
General Motors Co.[a]	82,015	2,959,101
Gilead Sciences Inc.[a]	247,996	20,000,877
Goldman Sachs Group Inc. (The)	76,861	12,614,427
Google Inc. Class Aa	39,508	46,657,763
Green Mountain Coffee Roasters Inc.[a,b]	20,944	1,696,464
Halliburton Co.	153,834	7,539,404
Harley-Davidson Inc.	27,263	1,681,854
Harris Corp.	10,207	707,753
Hartford Financial Services Group Inc. (The)	64,328	2,138,906
HCP Inc.	34,272	1,341,749
Helmerich & Payne Inc.	11,424	1,005,769
Herbalife Ltd.[b]	12,376	796,643
Hershey Co. (The)	15,938	1,584,237
Hertz Global Holdings Inc.[a]	59,976	1,560,576
Hess Corp.	51,908	3,918,535
Hewlett-Packard Co.	301,980	8,757,420
HollyFrontier Corp.	26,315	1,218,385
Home Depot Inc. (The)	237,524	18,253,719
Honeywell International Inc.	99,079	9,038,977
Hormel Foods Corp.	19,040	865,178
Hospira Inc.[a]	18,088	796,053
Host Hotels & Resorts Inc.	72,828	1,339,307
Hudson City Bancorp Inc.	3,625	32,770
Humana Inc.	29,036	2,825,203
Illinois Tool Works Inc.	97,183	7,664,823
Illumina Inc.[a,b]	18,088	2,749,376
Ingersoll-Rand PLC	86,727	5,098,680
Intel Corp.	771,596	18,934,966
International Business Machines Corp.	158,984	28,089,293
International Game Technology	120,073	1,732,653
International Paper Co.	129,186	6,167,340
Intuit Inc.	83,776	6,136,592
Intuitive Surgical Inc.[a,b]	5,236	2,134,089
J.M. Smucker Co. (The)	15,887	1,531,348
J.P. Morgan Chase & Co.	589,790	32,650,774
Jacobs Engineering Group Inc.[a]	61,162	3,713,145
Johnson & Johnson	388,016	34,327,776

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2014

Security	Shares	Value

Johnson Controls Inc.	134,708	$6,212,733
Joy Global Inc.	12,095	638,495
Juniper Networks Inc.[a]	108,559	2,888,755
Kansas City Southern Industries Inc.	15,006	1,584,484
Kellogg Co.	69,020	4,001,780
KeyCorp	100,729	1,285,302
Kimberly-Clark Corp.	63,954	6,994,649
Kimco Realty Corp.[b]	34,748	726,581
Kinder Morgan Inc.	76,232	2,592,650
KLA-Tencor Corp.	13,328	819,272
Kohl’s Corp.	49,028	2,482,288
Kraft Foods Group Inc.	74,853	3,918,555
Kroger Co. (The)	146,230	5,278,903
L Brands Inc.	24,419	1,278,579
L-3 Communications Holdings Inc.	42,930	4,768,235
Laboratory Corp. of America Holdings[a,b]	32,844	2,950,377
Las Vegas Sands Corp.	51,908	3,972,000
Legg Mason Inc.	67,798	2,871,245
Level 3 Communications Inc.[a,b]	18,564	595,904
Liberty Global PLC Series Aa,b	18,088	1,445,774
Liberty Global PLC Series C NVS[a]	19,040	1,510,443
Liberty Interactive Corp. Series Aa	62,110	1,658,958
Life Technologies Corp.[a]	20,944	1,593,210
Lincoln National Corp.	62,110	2,983,143
LinkedIn Corp. Class Aa,b	16,660	3,585,399
LKQ Corp.[a]	38,556	1,043,711
Lockheed Martin Corp.	51,908	7,833,436
Lorillard Inc.	70,531	3,471,536
Lowe’s Companies Inc.	199,920	9,254,297
LSI Corp.	64,736	714,038
Lululemon Athletica Inc.[a,b]	14,939	682,563
LyondellBasell Industries NV Class A	55,692	4,386,302
M&T Bank Corp.	6,481	722,696
Macerich Co. (The)	14,939	845,547
Macy’s Inc.	101,388	5,393,842
Marathon Oil Corp.	125,394	4,111,669
Marathon Petroleum Corp.	51,516	4,484,468
Marriott International Inc. Class A	104,244	5,139,229
Marsh & McLennan Companies Inc.	89,488	4,090,496

Security	Shares	Value

Marvell Technology Group Ltd.	34,748	$518,788
Masco Corp.	59,976	1,269,092
MasterCard Inc. Class A	134,710	10,194,853
Mattel Inc.	26,656	1,008,663
McCormick & Co. Inc. NVS	17,902	1,148,950
McDonald’s Corp.	151,430	14,260,163
McGraw Hill Financial Inc.	65,690	4,995,068
McKesson Corp.	53,788	9,381,165
MDU Resources Group Inc.	28,560	915,062
Mead Johnson Nutrition Co. Class A	48,552	3,733,163
Medtronic Inc.	163,314	9,237,040
Merck & Co. Inc.	460,292	24,381,667
MetLife Inc.	103,819	5,092,322
MGM Resorts International[a]	78,223	1,905,512
Michael Kors Holdings Ltd.[a]	27,608	2,206,707
Micron Technology Inc.[a]	166,124	3,827,497
Microsoft Corp.	1,164,097	44,061,071
Mondelez International Inc. Class A	224,710	7,359,252
Monsanto Co.	77,278	8,233,971
Monster Beverage Corp.[a]	23,324	1,583,700
Moody’s Corp.	55,692	4,153,509
Morgan Stanley	183,260	5,408,003
Mosaic Co. (The)	33,959	1,516,609
Motorola Solutions Inc.	72,002	4,593,728
Murphy Oil Corp.	50,960	2,884,846
Mylan Inc.[a]	31,416	1,426,601
Nabors Industries Ltd.	29,988	512,195
National Oilwell Varco Inc.	79,171	5,938,617
NetApp Inc.	34,748	1,471,230
Netflix Inc.[a]	9,520	3,896,822
New York Community Bancorp Inc.	27,901	451,717
Newell Rubbermaid Inc.	28,084	867,796
Newmont Mining Corp.	91,868	1,984,349
News Corp. Class A NVS[a]	62,688	1,000,500
NextEra Energy Inc.	72,538	6,668,418
Nike Inc. Class B	139,468	10,160,244
NiSource Inc.	29,512	1,014,327
Noble Energy Inc.	96,232	5,998,141
Nordstrom Inc.	12,521	719,331
Norfolk Southern Corp.	70,924	6,566,853
Northeast Utilities	34,495	1,510,881
Northern Trust Corp.	65,282	3,931,282

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2014

Security	Shares	Value

Northrop Grumman Corp.	58,318	$6,738,645
NRG Energy Inc.	118,092	3,288,862
Nuance Communications Inc.[a,b]	22,848	350,260
Nucor Corp.	76,330	3,690,556
NVIDIA Corp.	132,978	2,087,755
O’Reilly Automotive Inc.[a]	13,328	1,745,701
Occidental Petroleum Corp.	126,342	11,063,769
OGE Energy Corp.	41,888	1,427,124
Omnicom Group Inc.	100,027	7,259,960
ONEOK Inc.	25,704	1,760,467
Oracle Corp.	545,020	20,111,238
Owens-Illinois Inc.[a,b]	81,067	2,597,387
PACCAR Inc.	103,292	5,784,352
Parker Hannifin Corp.	50,932	5,774,161
Paychex Inc.	138,666	5,799,012
Peabody Energy Corp.	64,954	1,107,466
Pentair Ltd. Registered	28,383	2,109,708
People’s United Financial Inc.	23,617	335,598
PepsiCo Inc.	224,702	18,057,053
Perrigo Co. PLC	20,469	3,186,205
PetSmart Inc.	5,236	329,868
Pfizer Inc.	1,055,292	32,080,877
PG&E Corp.	102,074	4,302,419
Philip Morris International Inc.	251,804	19,675,965
Phillips 66	101,923	7,449,552
Pinnacle West Capital Corp.	12,376	651,349
Pioneer Natural Resources Co.	22,372	3,788,027
Plum Creek Timber Co. Inc.[b]	21,896	943,061
PNC Financial Services Group Inc. (The)[e]	93,416	7,462,070
PPL Corp.	98,131	2,999,865
Praxair Inc.	57,596	7,183,373
Precision Castparts Corp.	34,272	8,730,792
Priceline.com Inc.[a]	6,883	7,880,278
Principal Financial Group Inc.	83,911	3,656,002
Procter & Gamble Co. (The)	395,560	30,307,807
Progressive Corp. (The)	239,428	5,564,307
Prologis Inc.[b]	54,740	2,121,722
Prudential Financial Inc.	64,954	5,481,468
Public Service Enterprise Group Inc.	100,975	3,366,507
Public Storage	22,372	3,525,603
PulteGroup Inc.	30,940	628,701
QEP Resources Inc.	64,006	1,977,145
QUALCOMM Inc.	269,029	19,967,332

Security	Shares	Value

Quest Diagnostics Inc.	45,260	$2,376,150
Rackspace Hosting Inc.[a,b]	17,136	623,922
Ralph Lauren Corp.	5,236	821,476
Range Resources Corp.	23,800	2,051,322
Rayonier Inc.	17,136	758,439
Raytheon Co.	73,486	6,986,314
Realty Income Corp.[b]	24,351	993,034
Red Hat Inc.[a]	17,612	995,078
Regeneron Pharmaceuticals Inc.[a]	11,900	3,434,221
Regions Financial Corp.	152,610	1,552,044
Republic Services Inc.	13,991	448,132
Reynolds American Inc.	94,724	4,594,114
Rockwell Automation Inc.	10,948	1,257,268
Ross Stores Inc.	23,800	1,616,258
Royal Caribbean Cruises Ltd.	7,355	364,808
Safeway Inc.	75,208	2,349,498
Salesforce.com Inc.[a]	78,813	4,770,551
SanDisk Corp.	51,908	3,610,201
SBA Communications Corp. Class Aa,b	28,211	2,616,570
SCANA Corp.	14,756	697,516
Schlumberger Ltd.	228,494	20,009,220
Seagate Technology PLC	63,308	3,346,461
Sears Holdings Corp.[a,b]	4,944	179,813
Sempra Energy	82,348	7,634,483
Simon Property Group Inc.	58,075	8,992,333
Sirius XM Holdings Inc.[a]	322,728	1,155,366
SL Green Realty Corp.[b]	11,461	1,074,698
SLM Corp.	146,132	3,325,964
Southern Co. (The)	134,874	5,562,204
Southwest Airlines Co.	30,940	648,193
Southwestern Energy Co.[a]	83,300	3,389,477
Spectra Energy Corp.	182,308	6,553,973
Sprint Corp.[a]	146,403	1,210,753
St. Jude Medical Inc.	59,500	3,613,435
Staples Inc.	166,155	2,186,600
Starbucks Corp.	146,608	10,426,761
Starwood Hotels & Resorts Worldwide Inc.	59,266	4,427,763
State Street Corp.	68,746	4,602,545
Stryker Corp.	61,162	4,746,171
SunTrust Banks Inc.	104,767	3,878,474
Symantec Corp.	173,264	3,709,582
Sysco Corp.	92,443	3,242,900

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2014

Security	Shares	Value

T. Rowe Price Group Inc.	80,119	$6,284,534
Target Corp.	110,908	6,281,829
TE Connectivity Ltd.	98,056	5,541,145
Teradata Corp.[a]	20,285	834,119
Tesla Motors Inc.[a,b]	17,136	3,108,642
Texas Instruments Inc.	225,650	9,567,560
Textron Inc.	73,985	2,626,468
Thermo Fisher Scientific Inc.	82,963	9,552,360
Tiffany & Co.	12,852	1,069,158
Time Warner Cable Inc.	45,293	6,036,198
Time Warner Inc.	181,362	11,394,974
TJX Companies Inc. (The)	165,648	9,501,569
Toll Brothers Inc.[a,b]	24,752	909,636
Tractor Supply Co.	19,992	1,329,668
Travelers Companies Inc. (The)	57,120	4,642,714
Trimble Navigation Ltd.[a,b]	25,704	831,010
TripAdvisor Inc.[a]	19,516	1,506,440
TRW Automotive Holdings Corp.[a]	11,147	826,550
Twenty-First Century Fox Inc. Class A	251,017	7,987,361
Tyco International Ltd.	118,758	4,808,511
Tyson Foods Inc. Class A	21,575	806,905
U.S. Bancorp	264,289	10,500,202
UDR Inc.	38,135	928,206
Ulta Salon, Cosmetics & Fragrance Inc.[a]	9,044	775,161
Union Pacific Corp.	81,396	14,182,439
United Continental Holdings Inc.[a,b]	13,804	632,775
United Parcel Service Inc. Class B	86,167	8,205,683
United Technologies Corp.	102,871	11,729,351
UnitedHealth Group Inc.	160,412	11,594,579
Valero Energy Corp.	115,195	5,886,465
Varian Medical Systems Inc.[a,b]	35,224	2,864,063
Ventas Inc.	41,480	2,587,937
VeriSign Inc.[a,b]	59,024	3,467,660
Verisk Analytics Inc. Class Aa,b	21,896	1,398,279
Verizon Communications Inc.	411,487	19,759,606
Vertex Pharmaceuticals Inc.[a]	30,464	2,407,875
VF Corp.	34,272	2,003,198
Viacom Inc. Class B NVS	97,104	7,972,238
Visa Inc. Class A	76,646	16,511,848
Vornado Realty Trust	51,928	4,768,548
Vulcan Materials Co.	17,136	1,057,805

Security	Shares	Value

Wal-Mart Stores Inc.	251,804	$18,804,723
Walgreen Co.	145,702	8,356,010
Walt Disney Co. (The)	259,549	18,845,853
Waste Management Inc.	140,420	5,866,748
Waters Corp.[a]	4,760	515,365
Weatherford International Ltd.[a,b]	143,406	1,941,717
WellPoint Inc.	51,497	4,428,742
Wells Fargo & Co.	773,632	35,076,475
Western Digital Corp.	26,180	2,255,931
Western Union Co.	144,228	2,221,111
Weyerhaeuser Co.	63,308	1,891,643
Whirlpool Corp.	24,752	3,299,442
Whole Foods Market Inc.	39,032	2,039,812
Williams Companies Inc. (The)	135,783	5,497,854
Willis Group Holdings PLC	14,280	614,897
Windstream Holdings Inc.	35,700	267,036
Wisconsin Energy Corp.	27,434	1,170,609
Wynn Resorts Ltd.	9,251	2,011,352
Xcel Energy Inc.	43,376	1,254,000
Xerox Corp.	278,936	3,026,456
XL Group PLC	34,847	1,001,503
Xylem Inc.	82,015	2,736,020
Yahoo! Inc.[a]	209,916	7,561,174
Yum! Brands Inc.	89,964	6,041,083
Zimmer Holdings Inc.	50,960	4,788,711
Zoetis Inc.	55,951	1,698,672

		2,555,781,659

TOTAL COMMON STOCKS
(Cost: $4,672,450,184)		5,189,592,527

PREFERRED STOCKS — 0.77%

BRAZIL — 0.50%
Banco Bradesco SA	380,883	4,114,254
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	47,600	1,835,759
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR	23,561	901,679
Companhia Energetica de Minas Gerais	84,587	486,537
Companhia Energetica de Minas Gerais SP ADR	161,964	934,532
Gerdau SA	106,000	750,640
Gerdau SA SP ADR	177,557	1,251,777

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

January 31, 2014

Security	Shares	Value

Itau Unibanco Holding SA	387,786	$4,848,526
Itausa — Investimentos Itau SA	433,835	1,508,337
Klabin SA	190,400	970,161
Lojas Americanas SA	95,200	577,851
Oi SA	77,000	132,583
Oi SA SP ADR	53,846	92,077
Petroleo Brasileiro SA	585,570	3,554,331
Telefonica Brasil SA	47,600	901,566
Vale SA Class A	285,633	3,538,273

		26,398,883
CHILE — 0.01%
Sociedad Quimica y Minera de Chile SA Series B	13,881	347,752

		347,752
COLOMBIA — 0.01%
Bancolombia SA	52,360	574,886

		574,886
GERMANY — 0.20%
Henkel AG & Co. KGaA	22,848	2,476,643
Porsche Automobil Holding SE	12,095	1,184,321
Volkswagen AG	27,247	6,909,700

		10,570,664
SOUTH KOREA — 0.05%
Samsung Electronics Co. Ltd.	2,597	2,317,125

		2,317,125

TOTAL PREFERRED STOCKS
(Cost: $47,759,112)		40,209,310

RIGHTS — 0.01%

SPAIN — 0.01%
Actividades Construccion y Servicios SAa	76,838	43,727
Banco Popular Espanol SAa	250,852	13,870
Banco Santander SAa	1,487,472	298,884

		356,481

TOTAL RIGHTS
(Cost: $367,379)		356,481

SHORT-TERM INVESTMENTS — 1.50%

MONEY MARKET FUNDS — 1.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	70,060,312	70,060,312

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[e,f,g]	3,943,600	$3,943,600
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,g]	4,863,054	4,863,054

		78,866,966

TOTAL SHORT-TERM INVESTMENTS
(Cost: $78,866,966)		78,866,966

TOTAL INVESTMENTS IN SECURITIES — 101.26%
(Cost: $4,799,443,641)		5,309,025,284
Other Assets, Less Liabilities — (1.26)%		(65,820,282)

NET ASSETS — 100.00%		$5,243,205,002

CPO  —  Certificates of Participation (Ordinary)

FDR  —  Fiduciary Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX U.S. ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.19%

AUSTRALIA — 5.32%
Alumina Ltd.[a]	97,152	$108,075
Amcor Ltd.	58,432	546,016
AMP Ltd.	357,315	1,331,204
Asciano Ltd.	111,966	549,020
ASX Ltd.	35,495	1,103,129
Aurizon Holdings Ltd.	200,364	860,102
Australia and New Zealand Banking Group Ltd.	233,412	6,136,033
BHP Billiton Ltd.	309,232	9,866,764
Boral Ltd.	199,146	825,336
Brambles Ltd.	204,366	1,606,567
Commonwealth Bank of Australia	142,560	9,232,993
Computershare Ltd.	115,984	1,130,360
Crown Resorts Ltd.	84,528	1,230,161
CSL Ltd.	52,096	3,193,581
Echo Entertainment Group Ltd.	94,973	195,559
Fortescue Metals Group Ltd.	150,214	698,559
Goodman Group	212,611	866,299
Iluka Resources Ltd.	46,844	358,851
Insurance Australia Group Ltd.	343,728	1,646,465
Macquarie Group Ltd.	42,243	1,993,596
Mirvac Group	449,587	655,082
National Australia Bank Ltd.	195,206	5,663,047
Newcrest Mining Ltd.	49,104	413,437
Orica Ltd.	47,872	981,555
Origin Energy Ltd.	147,312	1,796,845
Qantas Airways Ltd.[a]	277,820	266,638
QBE Insurance Group Ltd.	128,588	1,289,098
Rio Tinto Ltd.	43,910	2,514,765
Santos Ltd.	112,704	1,311,779
Sonic Healthcare Ltd.	69,344	998,898
Stockland Corp. Ltd.	173,184	548,504
Suncorp Group Ltd.	185,504	1,971,360
Sydney Airport	56,771	195,159
Tabcorp Holdings Ltd.	79,262	238,588
Telstra Corp. Ltd.	305,362	1,369,441
Transurban Group	66,176	398,973
Wesfarmers Ltd.	108,986	3,993,791
Westfield Group	156,652	1,394,124
Westfield Retail Trust	160,864	423,869
Westpac Banking Corp.	249,216	6,712,401
Woodside Petroleum Ltd.	61,162	1,994,740
Woolworths Ltd.	139,216	4,138,345

		82,749,109

Security	Shares	Value

AUSTRIA — 0.24%
Erste Group Bank AG	17,600	$640,950
IMMOEAST AG Escrow[a,b]	54,189	1
IMMOFINANZ AGa	173,446	818,418
OMV AG	17,276	747,851
Raiffeisen International Bank Holding AG	6,202	238,366
Vienna Insurance Group AG	10,838	514,469
Voestalpine AG	18,668	836,934

		3,796,989
BELGIUM — 0.85%
Ageas	31,532	1,355,404
Anheuser-Busch InBev NV	64,064	6,138,261
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	8,638	555,763
Groupe Bruxelles Lambert SA	18,568	1,678,173
KBC Groep NV	18,656	1,103,329
Solvay SA	8,465	1,183,785
UCB SA	14,850	1,051,163
Umicore SA	4,576	195,805

		13,261,683
BRAZIL — 1.11%
ALL — America Latina Logistica SA	35,200	96,074
AMBEV SA	425,100	2,824,287
Anhanguera Educacional Participacoes SA	35,200	184,590
Banco Bradesco SA	17,690	209,639
Banco do Brasil SA	52,800	455,443
Banco Santander (Brasil) SA Units	70,400	327,320
BB Seguridade Participacoes SA	18,200	170,592
BM&F Bovespa SA	140,800	557,549
BR Malls Participacoes SA	35,200	220,927
BRF — Brasil Foods SA SP ADR	22,704	401,407
BRF SA	52,800	942,717
CCR SA	70,400	451,737
Centrais Eletricas Brasileiras SA	17,600	37,935
CETIP SA — Mercados Organizados	17,617	168,037
Cielo SA	41,792	1,108,563
Companhia de Saneamento Basico do Estado de Sao Paulo	52,800	485,312
Companhia Hering SA	17,600	194,764

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. ETF

January 31, 2014

Security	Shares	Value

Companhia Siderurgica Nacional SA	88,000	$406,607
CPFL Energia SA	35,200	263,222
Cyrela Brazil Realty SA Empreendimentos e Participacoes	17,600	103,777
EDP Energias do Brasil SA	52,800	210,389
Embraer SA	70,400	534,584
Fibria Celulose SAa	17,600	196,581
Hypermarcas SA	52,800	332,480
JBS SA	35,200	122,818
Kroton Educacional SA	17,600	268,019
Lojas Renner SA	18,200	416,560
MRV Engenharia e Participacoes SA	35,200	119,911
Natura Cosmeticos SA	17,600	285,388
Petroleo Brasileiro SA	228,800	1,300,923
Souza Cruz SA	35,200	307,117
TIM Participacoes SA	88,000	459,295
TIM Participacoes SA SP ADR	15,037	391,413
Tractebel Energia SA	17,600	250,723
Ultrapar Participacoes SA	35,200	774,696
Vale SA	123,200	1,681,295

		17,262,691
CANADA — 7.10%
Agnico-Eagle Mines Ltd.	13,200	410,343
Agrium Inc.	16,232	1,413,776
Alimentation Couche-Tard Inc. Class B	9,152	674,487
ARC Resources Ltd.	39,072	1,018,020
Athabasca Oil Corp.[a,c]	17,994	128,949
Bank of Montreal	58,092	3,546,116
Bank of Nova Scotia	108,876	5,966,477
Barrick Gold Corp.	86,328	1,661,598
Baytex Energy Corp.	3,070	111,957
BCE Inc.	19,712	826,704
Bell Aliant Inc.	6,864	158,156
Blackberry Ltd.[a,c]	44,436	420,467
Bombardier Inc. Class B	189,464	683,121
Brookfield Asset Management Inc. Class A	56,178	2,131,333
Brookfield Office Properties Inc.	26,088	487,154
Cameco Corp.	41,798	887,357
Canadian Imperial Bank of Commerce	34,552	2,682,781

Security	Shares	Value

Canadian National Railway Co.	80,459	$4,301,683
Canadian Natural Resources Ltd.	107,536	3,522,324
Canadian Oil Sands Ltd.	44,582	800,513
Canadian Pacific Railway Ltd.	13,796	2,089,167
Canadian Tire Corp. Ltd. Class A NVS	12,926	1,102,179
Canadian Utilities Ltd. Class A	8,228	279,691
Catamaran Corp.[a]	15,664	761,319
Cenovus Energy Inc.	47,344	1,237,369
CGI Group Inc. Class Aa	16,192	496,238
Crescent Point Energy Corp.	13,200	456,042
Dollarama Inc.	8,096	609,950
Eldorado Gold Corp.	77,616	492,866
Empire Co. Ltd. Class A	3,592	229,028
Enbridge Inc.	86,240	3,616,828
Encana Corp.	51,920	932,274
Enerplus Corp.	33,091	598,336
Finning International Inc.	33,160	801,527
First Quantum Minerals Ltd.	55,308	988,644
Fortis Inc.	21,738	596,993
Franco-Nevada Corp.	9,504	460,730
George Weston Ltd.	5,854	407,278
Gildan Activewear Inc.	9,680	515,537
Goldcorp Inc.	69,626	1,735,420
Great-West Lifeco Inc.	46,149	1,310,028
H&R Real Estate Investment Trust	12,230	231,996
Husky Energy Inc.	41,972	1,245,664
Imperial Oil Ltd.	33,616	1,373,343
Kinross Gold Corp.	111,584	511,408
Magna International Inc. Class A	23,826	2,021,561
Manulife Financial Corp.	165,116	3,043,306
MEG Energy Corp.[a]	17,600	487,297
Metro Inc. Class A	2,992	171,773
National Bank of Canada	9,866	738,346
New Gold Inc.[a]	24,522	140,540
Onex Corp.	2,200	113,261
Open Text Corp.	4,576	452,942
Pacific Rubiales Energy Corp.	35,596	540,509
Pembina Pipeline Corp.	15,136	518,991
Penn West Petroleum Ltd.	56,144	419,462
Peyto Exploration & Development Corp.	10,032	293,685
Potash Corp. of Saskatchewan Inc.	80,256	2,513,601

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. ETF

January 31, 2014

Security	Shares	Value

Power Corp. of Canada	47,018	$1,275,658
Power Financial Corp.	37,510	1,154,620
RioCan Real Estate Investment Trust	13,043	289,883
Rogers Communications Inc. Class B	43,190	1,814,836
Royal Bank of Canada	136,244	8,423,067
Saputo Inc.	10,209	480,257
Shaw Communications Inc. Class B	34,232	754,366
Shoppers Drug Mart Corp.	18,946	997,471
Silver Wheaton Corp.	39,776	862,982
SNC-Lavalin Group Inc.	19,891	824,398
Sun Life Financial Inc.	68,464	2,255,422
Suncor Energy Inc.	145,200	4,765,118
Talisman Energy Inc.	104,016	1,118,572
Teck Resources Ltd. Class B	44,060	1,059,068
TELUS Corp. NVS	35,784	1,249,447
Thomson Reuters Corp.	28,028	1,010,059
Tim Hortons Inc.	21,912	1,134,955
Toronto-Dominion Bank (The)	66,880	5,777,731
Tourmaline Oil Corp.[a]	17,994	759,978
TransAlta Corp.	15,188	199,700
TransCanada Corp.	76,064	3,303,304
Turquoise Hill Resources Ltd.[a,c]	93,743	327,905
Valeant Pharmaceuticals International Inc.[a]	26,610	3,606,950
Yamana Gold Inc.	60,212	563,264

		110,377,456
CHILE — 0.26%
Aguas Andinas SA Series A	348,656	222,509
Banco Santander (Chile) SA	3,006,358	150,838
Banco Santander (Chile) SA SP ADR[c]	13,246	258,032
Cencosud SA	77,440	218,757
Colbun SA	584,320	128,004
CorpBanca SA	20,824,320	228,655
Empresa Nacional de Electricidad SA	197,296	254,248
Empresas Copec SA	28,688	334,870
Enersis SA	2,203,852	581,474
Enersis SA SP ADR	59,312	787,070
LATAM Airlines Group SA	17,814	246,663
LATAM Airlines Group SA SP ADR[c]	43,120	599,368

Security	Shares	Value

Sociedad Quimica y Minera de Chile SA Series B SP ADR	3,872	$96,451

		4,106,939
CHINA — 4.04%
AAC Technologies Holdings Inc.	88,000	380,229
Air China Ltd. Class H	734,000	478,318
Anhui Conch Cement Co. Ltd. Class H	264,000	1,023,388
Anta Sports Products Ltd.	353,000	515,534
AviChina Industry & Technology Co. Ltd. Class H	716,000	418,638
Bank of China Ltd. Class H	5,456,000	2,311,745
Bank of Communications Co. Ltd. Class H	740,800	481,795
Beijing Capital International Airport Co. Ltd. Class H	358,000	272,484
Belle International Holdings Ltd.	528,000	569,833
Biostime International Holdings Ltd.[c]	88,000	757,624
Brilliance China Automotive Holdings Ltd.	358,000	548,655
BYD Co. Ltd. Class Ha,c	88,000	419,328
China Communications Construction Co. Ltd. Class H	176,000	128,292
China Construction Bank Corp. Class H	5,632,050	3,909,534
China COSCO Holdings Co. Ltd. Class Ha,c	440,000	185,298
China Everbright International Ltd.	176,000	232,104
China Gas Holdings Ltd.	352,000	492,314
China Life Insurance Co. Ltd. Class H	704,000	1,922,110
China Longyuan Power Group Corp. Ltd. Class H	176,000	211,704
China Mengniu Dairy Co. Ltd.	179,000	824,136
China Merchants Bank Co. Ltd. Class H	319,593	564,704
China Merchants Holdings (International) Co. Ltd.	352,000	1,196,785
China Minsheng Banking Corp. Ltd. Class H	176,000	173,398
China Mobile Ltd.	616,000	5,874,562
China National Building Material Co. Ltd. Class H	358,000	345,791

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. ETF

January 31, 2014

Security	Shares	Value

China Overseas Grand Oceans Group Ltd.[c]	176,000	$142,572
China Overseas Land & Investment Ltd.	352,000	949,722
China Pacific Insurance (Group) Co. Ltd. Class H	105,600	384,875
China Petroleum & Chemical Corp. Class H	2,465,000	1,961,892
China Resources Cement Holdings Ltd.[c]	358,000	244,820
China Resources Enterprise Ltd.	352,000	1,047,187
China Resources Land Ltd.	352,000	828,683
China Shenhua Energy Co. Ltd. Class H	352,000	908,922
China State Construction International Holdings Ltd.	358,000	650,088
China Telecom Corp. Ltd. Class H	704,000	328,209
China Unicom (Hong Kong) Ltd.	352,000	463,301
China Vanke Co. Ltd. Class B	140,800	231,379
CITIC Pacific Ltd.[c]	176,000	219,864
CNOOC Ltd.	1,584,000	2,488,770
Country Garden Holdings Co. Ltd.	533,089	292,468
Dongfeng Motor Group Co. Ltd. Class H	352,000	519,514
Evergrande Real Estate Group Ltd.[c]	634,000	253,933
Fosun International Ltd.	528,000	569,833
Franshion Properties (China) Ltd.[c]	920,000	295,024
GCL-Poly Energy Holdings Ltd.[a,c]	1,232,000	418,875
Geely Automobile Holdings Ltd.[c]	895,000	366,539
Golden Eagle Retail Group Ltd.	179,000	244,359
GOME Electrical Appliances Holdings Ltd.	1,161,320	201,909
Great Wall Motor Co. Ltd. Class H	196,500	926,218
Greentown China Holdings Ltd.	88,000	126,252
Guangdong Investment Ltd.[c]	352,000	326,396
Guangzhou Automobile Group Co. Ltd. Class H	413,449	411,596
Guangzhou R&F Properties Co. Ltd. Class H	141,200	187,302
Hanergy Solar Group Ltd.[a,c]	1,010,000	143,082

Security	Shares	Value

Huaneng Power International Inc. Class H	352,000	$327,303
Industrial and Commercial Bank of China Ltd. Class H	5,456,285	3,379,962
Jiangxi Copper Co. Ltd. Class H	352,000	636,472
Kingboard Chemical Holdings Co. Ltd.	208,600	468,523
Lenovo Group Ltd.	704,000	912,096
Longfor Properties Co. Ltd.[c]	264,000	365,836
PetroChina Co. Ltd. Class H	1,764,000	1,706,115
PICC Property and Casualty Co. Ltd. Class H	369,000	498,983
Ping An Insurance (Group) Co. of China Ltd. Class H	176,000	1,425,716
Poly Property Group Co. Ltd.	353,226	168,770
Shimao Property Holdings Ltd.	176,500	385,514
Shougang Fushan Resources Group Ltd.	352,000	97,012
Shui On Land Ltd.	930,333	295,941
Sino-Ocean Land Holdings Ltd.[c]	491,000	264,318
Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,624,000	460,128
SOHO China Ltd.	317,000	252,300
Tencent Holdings Ltd.	105,600	7,391,510
Tingyi (Cayman Islands) Holding Corp.	352,000	911,189
Tsingtao Brewery Co. Ltd. Class H	18,000	132,019
Want Want China Holdings Ltd.	704,000	950,175
Yanzhou Coal Mining Co. Ltd. Class Hc	352,000	264,743
Yuexiu Property Co. Ltd.[c]	1,408,000	288,317
Zhuzhou CSR Times Electric Co. Ltd. Class H	179,000	555,571
Zijin Mining Group Co. Ltd. Class Hc	749,000	162,054
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hc	178,240	145,075

		62,817,529
COLOMBIA — 0.16%
Bancolombia SA SP ADR	42,029	1,846,754
Cementos Argos SA	27,456	113,011
Cemex Latam Holdings SAa	54,208	361,606
Grupo Argos SA	8,272	73,573
Isagen SA ESP	64,416	93,579

		2,488,523

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. ETF

January 31, 2014

Security	Shares	Value

CZECH REPUBLIC — 0.10%
CEZ AS	22,880	$576,421
Komercni Banka AS	4,752	1,027,950

		1,604,371
DENMARK — 0.96%
Carlsberg A/S Class B	5,456	531,485
Coloplast A/S Class B	25,520	1,914,525
Danske Bank A/Sa	62,554	1,410,903
Novo Nordisk A/S Class B	190,960	7,558,125
Novozymes A/S Class B	36,769	1,586,878
TrygVesta A/S	11,534	1,100,630
William Demant Holding A/Sa	8,800	808,726

		14,911,272
EGYPT — 0.06%
Global Telecom Holding SP GDR[a]	258,597	858,542

		858,542
FINLAND — 0.59%
Fortum OYJ	32,986	709,508
Kone OYJ Class B	42,243	1,720,398
Metso OYJ	4,462	139,720
Neste Oil OYJ[c]	27,280	487,447
Nokia OYJ[a]	320,848	2,226,137
Nokian Renkaat OYJ	16,720	705,745
Sampo OYJ Class A	53,220	2,472,472
UPM-Kymmene OYJ	22,528	345,726
Wartsila OYJ Abp	5,808	315,410

		9,122,563
FRANCE — 7.21%
Accor SA	6,028	287,647
Aeroports de Paris	7,072	798,243
Airbus Group NV	50,864	3,608,660
Alcatel-Lucent[a]	211,623	855,297
ALSTOM	8,800	249,805
ArcelorMittal	83,832	1,392,797
Arkema SA	3,940	420,494
AXA SA	165,638	4,355,738
BNP Paribas SA	93,862	7,271,885
Bouygues SA	21,912	838,908
Bureau Veritas SA	7,744	201,501
Cap Gemini SA	16,058	1,095,094
Carrefour SA	67,584	2,329,094
Casino Guichard-Perrachon SA	7,420	765,978
CGG[a,c]	18,868	281,161

Security	Shares	Value

CNP Assurances SA	23,652	$463,448
Compagnie de Saint-Gobain	49,861	2,620,009
Compagnie Generale des Etablissements Michelin Class B	22,000	2,323,606
Credit Agricole SAa	100,320	1,351,107
Danone	45,135	2,982,779
Dassault Systemes SA	3,696	438,165
Edenred SA	8,812	246,225
Electricite de France	12,404	421,865
Essilor International SA	26,602	2,673,699
Eutelsat Communications SA	7,420	225,291
Fonciere des Regions	1,808	148,241
GDF Suez	127,124	2,808,932
Gecina SA	6,028	735,843
Groupe Eurotunnel SA Registered	32,502	358,797
Iliad SA	1,408	322,409
Kering	10,579	2,112,128
L’Air Liquide SA	29,829	3,749,055
L’Oreal SA	27,456	4,517,147
Lafarge SA	11,792	846,946
Lagardere SCA	7,392	261,224
Legrand SA	44,596	2,368,612
LVMH Moet Hennessy Louis Vuitton SA	18,656	3,324,703
Natixis	44,880	264,183
Orange	187,090	2,315,107
Pernod Ricard SA	13,728	1,474,367
Publicis Groupe SA	23,826	2,113,548
Remy Cointreau SA	1,232	92,009
Renault SA	22,000	1,921,307
Safran SA	12,144	864,040
Sanofi	100,064	9,823,730
Schneider Electric SA	47,234	3,814,839
Schneider Electric SA New	2,920	235,458
SCOR SE	42,668	1,384,411
SES SA Class A FDR	23,056	740,460
Societe Generale	64,064	3,635,440
Sodexo	15,710	1,548,465
STMicroelectronics NV	48,224	395,853
Suez Environnement SA	18,494	331,329
Technip SA	12,926	1,102,534
Total SA	181,808	10,380,805
Unibail-Rodamco SE	7,744	1,866,195

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. ETF

January 31, 2014

Security	Shares	Value

Vallourec SA	10,208	$509,961
Veolia Environnement	42,146	662,708
Vinci SA	50,436	3,303,172
Vivendi SA	113,061	3,040,221
Wendel	1,584	214,892

		112,087,567
GERMANY — 6.43%
Adidas AG	15,312	1,711,596
Allianz SE Registered	44,550	7,437,646
BASF SE	87,472	9,381,390
Bayer AG Registered	66,176	8,735,867
Bayerische Motoren Werke AG	22,782	2,483,007
Brenntag AG	1,760	303,801
Celesio AGc	18,388	607,530
Commerzbank AGa	77,101	1,312,679
Continental AG	6,688	1,440,802
Daimler AG Registered	90,730	7,601,852
Deutsche Bank AG Registered	94,864	4,591,368
Deutsche Boerse AG	25,740	1,981,690
Deutsche Post AG Registered	58,960	2,041,035
Deutsche Telekom AG Registered	293,568	4,750,695
Deutsche Wohnen AG Bearer	19,008	356,174
E.ON SE	173,232	3,146,755
Fresenius Medical Care AG & Co. KGaA	27,386	1,927,819
Fresenius SE & Co. KGaA	9,856	1,537,140
GEA Group AG	36,608	1,717,257
HeidelbergCement AG	9,152	681,892
Hochtief AG	9,680	772,012
Infineon Technologies AG	82,544	852,226
K+S AG Registered	20,768	618,668
Kabel Deutschland Holding AG	3,674	482,675
Lanxess AG	1,936	127,276
Linde AG	21,824	4,135,022
MAN SE	3,418	416,224
Merck KGaA	9,329	1,448,659
METRO AG	21,648	893,027
Muenchener Rueckversicherungs-Gesellschaft AG Registered	21,472	4,434,623
Osram Licht AGa	7,778	455,696
ProSiebenSat.1 Media AG Registered	17,102	767,764
RWE AG	45,506	1,683,914

Security	Shares	Value

SAP AG	86,592	$6,616,396
Siemens AG Registered	77,276	9,791,626
Sky Deutschland AGa	40,304	366,930
ThyssenKrupp AGa	48,932	1,260,027
Volkswagen AG	4,796	1,166,440

		100,037,200
GREECE — 0.12%
Alpha Bank AEa	151,283	136,689
Folli Follie Group[a]	5,610	169,086
Hellenic Petroleum SA	7,293	70,714
Hellenic Telecommunications Organization SAa	17,952	261,459
Jumbo SAa	14,960	254,196
National Bank of Greece SAa	26,367	116,983
OPAP SA	19,822	255,281
Piraeus Bank SAa	121,550	283,575
Public Power Corp. SA	13,090	174,760
Titan Cement Co. SAa	7,480	200,734

		1,923,477
HONG KONG — 2.07%
AIA Group Ltd.	880,000	4,051,618
Bank of East Asia Ltd. (The)	213,000	807,857
BOC Hong Kong (Holdings) Ltd.	440,000	1,337,317
Cathay Pacific Airways Ltd.	176,000	364,929
Cheung Kong (Holdings) Ltd.	176,000	2,604,368
Cheung Kong Infrastructure Holdings Ltd.	176,000	1,034,721
CLP Holdings Ltd.	176,500	1,332,024
Galaxy Entertainment Group Ltd.[a]	176,000	1,729,446
Hang Seng Bank Ltd.	70,400	1,101,587
Henderson Land Development Co. Ltd.	192,700	1,037,356
Hong Kong and China Gas Co. Ltd. (The)	619,440	1,274,811
Hong Kong Exchanges and Clearing Ltd.	94,500	1,483,560
Hutchison Whampoa Ltd.	176,000	2,183,907
Li & Fung Ltd.	706,000	981,970
Link REIT (The)	264,000	1,193,385
MTR Corp. Ltd.	176,000	622,192
New World Development Co. Ltd.	352,000	439,728
Power Assets Holdings Ltd.	189,000	1,419,058
Sands China Ltd.	141,200	1,088,350

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. ETF

January 31, 2014

Security	Shares	Value

Shangri-La Asia Ltd.	362,666	$602,513
SJM Holdings Ltd.	176,000	549,660
Sun Hung Kai Properties Ltd.	176,000	2,148,774
Swire Pacific Ltd. Class A	89,500	965,910
Wharf (Holdings) Ltd. (The)	176,000	1,201,319
Wynn Macau Ltd.	141,200	602,820

		32,159,180
HUNGARY — 0.07%
MOL Hungarian Oil and Gas PLC	10,209	624,916
OTP Bank PLC	23,936	438,416

		1,063,332
INDIA — 1.17%
Dr. Reddy’s Laboratories Ltd. SP ADR	36,686	1,530,540
HDFC Bank Ltd. SP ADR	78,163	2,445,720
ICICI Bank Ltd. SP ADR	53,010	1,705,332
Infosys Ltd. SP ADR[c]	48,931	2,866,378
Larsen & Toubro Ltd. SP GDR[d]	89,298	1,402,872
Mahindra & Mahindra Ltd. SP GDR[c]	70,604	1,005,401
Ranbaxy Laboratories Ltd. SP GDR[a,d]	94,598	471,003
Reliance Industries Ltd. SP GDR[e]	68,703	1,806,889
Sesa Sterlite Ltd. SP ADR	45,801	553,276
State Bank of India SP GDR[d]	26,756	1,285,893
Tata Motors Ltd. SP ADR	48,295	1,345,016
Wipro Ltd. SP ADR[c]	136,634	1,768,044

		18,186,364
INDONESIA — 0.55%
PT Astra International Tbk	1,056,000	555,676
PT Bank Central Asia Tbk	1,795,200	1,459,243
PT Bank Mandiri (Persero) Tbk	1,531,442	1,091,199
PT Bank Rakyat Indonesia (Persero) Tbk	1,672,000	1,140,000
PT Bumi Serpong Damai Tbk	264,000	31,135
PT Charoen Pokphand Indonesia Tbk	528,000	178,811
PT Global Mediacom Tbk	440,000	66,667
PT Gudang Garam Tbk	89,500	307,129
PT Kalbe Farma Tbk	2,921,500	336,176
PT Lippo Karawaci Tbk	1,496,000	116,396
PT Matahari Department Store Tbk[a]	176,000	167,568
PT Media Nusantara Citra Tbk	264,000	48,324

Security	Shares	Value

PT Perusahaan Gas Negara (Persero) Tbk	1,408,000	$550,054
PT Semen Gresik (Persero) Tbk	545,600	634,523
PT Telekomunikasi Indonesia (Persero) Tbk	5,463,000	1,017,881
PT Unilever Indonesia Tbk	176,000	411,532
PT United Tractors Tbk	264,045	417,368

		8,529,682
IRELAND — 0.27%
Bank of Ireland[a]	1,753,312	697,507
CRH PLC	59,692	1,534,688
Irish Bank Resolution Corp. Ltd.[a,b]	64,486	1
Kerry Group PLC Class A	28,176	1,896,038

		4,128,234
ISRAEL — 0.36%
Bank Hapoalim BM	73,920	385,306
Bank Leumi le-Israel BMa	73,920	282,208
Bezeq The Israel Telecommunication Corp. Ltd.	65,120	99,704
Delek Group Ltd. (The)	1,413	504,528
Israel Chemicals Ltd.	33,792	276,449
Israel Corp. Ltd. (The)[a]	176	88,740
NICE Systems Ltd.	10,560	413,053
Teva Pharmaceutical Industries Ltd.	78,144	3,480,564

		5,530,552
ITALY — 1.64%
Assicurazioni Generali SpA	131,723	2,851,043
Banca Monte dei Paschi di Siena SpA[a,c]	530,288	120,784
CNH Industrial NVa	106,697	1,122,313
Enel Green Power SpA	46,464	117,360
Enel SpA	473,264	2,162,290
Eni SpA	244,112	5,546,975
Exor SpA	28,336	1,111,602
Fiat SpA[a]	108,768	1,084,692
Finmeccanica SpA[a]	12,496	109,872
Intesa Sanpaolo SpA	927,344	2,513,646
Luxottica Group SpA	20,521	1,091,447
Mediobanca SpA[a]	72,336	664,795
Prysmian SpA	8,976	219,577
Saipem SpA	24,528	575,544
Snam SpA	62,480	342,928
Telecom Italia SpA	1,099,004	1,222,701

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. ETF

January 31, 2014

Security	Shares	Value

Telecom Italia SpA RNC	403,052	$339,710
Tenaris SA	36,160	810,451
Terna SpA	39,776	193,211
UniCredit SpA	374,528	2,818,290
Unione di Banche Italiane SpA	67,760	494,811

		25,514,042
JAPAN — 15.20%
Advantest Corp.	17,600	189,487
AEON Co. Ltd.	70,400	889,794
AEON Financial Service Co. Ltd.	17,600	414,351
AEON Mall Co. Ltd.	19,800	588,263
Aisin Seiki Co. Ltd.	35,300	1,323,945
Ajinomoto Co. Inc.	12,000	171,084
ANA Holdings Inc.[c]	176,000	376,212
Asahi Glass Co. Ltd.	176,000	1,009,560
Asahi Group Holdings Ltd.	52,800	1,456,355
Asahi Kasei Corp.	176,000	1,354,709
Astellas Pharma Inc.	52,800	3,312,393
Bridgestone Corp.	70,400	2,577,571
Canon Inc.	88,000	2,593,793
Casio Computer Co. Ltd.	72,000	792,116
Chubu Electric Power Co. Inc.	52,800	632,658
Chugai Pharmaceutical Co. Ltd.	35,200	809,029
Chugoku Electric Power Co. Inc. (The)	17,600	231,767
Citizen Holdings Co. Ltd.	70,400	561,212
Coca-Cola West Co. Ltd.	35,200	696,510
Credit Saison Co. Ltd.	35,200	879,094
Dai-ichi Life Insurance Co. Ltd. (The)	88,000	1,345,217
Daido Steel Co. Ltd.	14,000	70,834
Daiichi Sankyo Co. Ltd.	80,800	1,365,087
Daikin Industries Ltd.	35,300	2,061,546
Dainippon Sumitomo Pharma Co. Ltd.	35,200	609,533
Daito Trust Construction Co. Ltd.	2,600	248,311
Daiwa Securities Group Inc.	176,000	1,673,972
Dena Co. Ltd.[c]	17,900	346,995
Denso Corp.	52,800	2,764,124
Dentsu Inc.	17,600	704,966
East Japan Railway Co.	35,200	2,634,176
Eisai Co. Ltd.	35,300	1,364,788
Electric Power Development Co. Ltd.	17,600	528,941
FANUC Corp.	17,600	2,894,073

Security	Shares	Value

Fast Retailing Co. Ltd.	1,300	$485,787
Fuji Heavy Industries Ltd.	52,800	1,473,958
FUJIFILM Holdings Corp.	52,800	1,567,148
Fujitsu Ltd.[a]	176,000	997,480
Gree Inc.[c]	17,900	177,798
GungHo Online Entertainment Inc.[a,c]	35,200	223,656
Gunma Bank Ltd. (The)	176,000	947,433
Hachijuni Bank Ltd. (The)	176,000	987,126
Hino Motors Ltd.	13,000	194,519
Hitachi Construction Machinery Co. Ltd.	17,600	344,631
Hitachi High-Technologies Corp.	17,600	409,519
Hitachi Ltd.	352,000	2,733,578
Hokkaido Electric Power Co. Inc.[a]	17,600	186,553
Hokuriku Electric Power Co.	17,600	216,926
Honda Motor Co. Ltd.	140,800	5,374,657
Hoya Corp.	70,400	1,962,516
Hulic Co. Ltd.	35,200	453,180
IBIDEN Co. Ltd.	17,600	328,236
Idemitsu Kosan Co. Ltd.	4,800	107,357
IHI Corp.	176,000	814,551
INPEX Corp.	70,400	842,163
Isetan Mitsukoshi Holdings Ltd.	35,200	453,526
Isuzu Motors Ltd.	176,000	1,068,236
ITOCHU Corp.	158,400	1,964,760
Japan Exchange Group Inc.	35,200	870,465
Japan Petroleum Exploration Co. Ltd.	17,900	671,349
Japan Prime Realty Investment Corp.	352	1,211,472
Japan Retail Fund Investment Corp.	352	709,971
Japan Tobacco Inc.	105,600	3,310,322
JFE Holdings Inc.	35,300	747,639
JSR Corp.	35,200	638,180
JTEKT Corp.	52,800	798,847
JX Holdings Inc.	176,000	857,695
Kansai Electric Power Co. Inc. (The)[a]	70,400	766,230
Kao Corp.	52,800	1,695,543
Kawasaki Heavy Industries Ltd.	176,000	776,585
KDDI Corp.	52,800	2,953,611
Keikyu Corp.	176,000	1,404,756

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. ETF

January 31, 2014

Security	Shares	Value

Keio Corp.	176,000	$1,142,443
Kintetsu Corp.	176,000	610,913
Kirin Holdings Co. Ltd.	6,000	82,718
Kobe Steel Ltd.[a]	176,000	296,828
Komatsu Ltd.	88,000	1,853,449
Konica Minolta Holdings Inc.	89,500	958,317
Kubota Corp.	176,000	2,757,739
Kuraray Co. Ltd.	70,400	802,126
Kurita Water Industries Ltd.	35,300	759,062
Kyocera Corp.	35,800	1,632,650
Kyushu Electric Power Co. Inc.[a]	35,200	409,692
Mabuchi Motor Co. Ltd.	17,900	1,042,565
Marubeni Corp.	176,000	1,247,713
Mazda Motor Corp.[a]	176,000	864,598
Meiji Holdings Co. Ltd.	17,995	1,138,086
Mitsubishi Chemical Holdings Corp.	176,500	763,215
Mitsubishi Corp.	140,800	2,627,273
Mitsubishi Electric Corp.	176,000	2,032,926
Mitsubishi Estate Co. Ltd.	176,000	4,392,018
Mitsubishi Heavy Industries Ltd.	353,000	2,319,067
Mitsubishi Motors Corp.[a]	35,200	385,186
Mitsubishi UFJ Financial Group Inc.	1,205,600	7,364,699
Mitsui & Co. Ltd.	123,200	1,673,109
Mitsui Chemicals Inc.	176,000	427,984
Mitsui Fudosan Co. Ltd.	51,000	1,644,742
Mitsui O.S.K. Lines Ltd.	176,000	735,167
Mizuho Financial Group Inc.	1,953,600	4,195,111
MS&AD Insurance Group Holdings Inc.	35,200	832,499
Murata Manufacturing Co. Ltd.	17,600	1,657,405
Nabtesco Corp.	17,900	401,054
Namco Bandai Holdings Inc.	17,900	408,952
NEC Corp.	170,000	498,407
Nidec Corp.	17,600	1,988,920
Nikon Corp.	35,200	610,568
Nintendo Co. Ltd.	17,600	2,096,779
Nippon Building Fund Inc.	18	102,897
Nippon Steel & Sumitomo Metal Corp.	704,860	2,177,094
Nippon Telegraph and Telephone Corp.	35,200	1,919,372
Nishi-Nippon City Bank Ltd. (The)	353,000	903,398

Security	Shares	Value

Nissan Motor Co. Ltd.	193,600	$1,680,012
Nisshin Seifun Group Inc.	13,750	138,329
Nissin Foods Holdings Co. Ltd.	17,600	768,819
Nitto Denko Corp.	17,900	807,725
Nomura Holdings Inc.	341,800	2,429,818
Nomura Real Estate Holdings Inc.	17,900	367,882
NSK Ltd.	176,000	2,027,749
NTT DOCOMO Inc.	123,200	2,008,939
NTT Urban Development Corp.	17,900	177,973
Olympus Corp.[a]	17,600	526,352
Omron Corp.	35,200	1,411,659
Ono Pharmaceutical Co. Ltd.	17,900	1,567,358
ORIX Corp.	123,200	1,920,753
Osaka Gas Co. Ltd.	176,000	719,635
Otsuka Holdings Co. Ltd.	17,600	542,919
Panasonic Corp.	193,600	2,247,609
Rakuten Inc.	88,000	1,453,076
Resona Holdings Inc.	150,400	805,201
Sanrio Co. Ltd.[c]	2,700	100,471
Santen Pharmaceutical Co. Ltd.	17,600	747,247
SBI Holdings Inc.	17,600	247,127
Secom Co. Ltd.	17,900	1,023,258
Seven & I Holdings Co. Ltd.	88,000	3,539,501
Sharp Corp.[a]	176,000	610,913
Shikoku Electric Power Co. Inc.[a]	17,600	257,826
Shin-Etsu Chemical Co. Ltd.	35,200	1,989,092
Shiseido Co. Ltd.	35,200	565,009
Showa Shell Sekiyu K.K.	70,400	677,872
SMC Corp.	3,200	816,591
SoftBank Corp.	88,000	6,525,901
Sony Corp.	105,600	1,683,636
Stanley Electric Co. Ltd.	35,200	807,648
Sumitomo Chemical Co. Ltd.	176,000	728,264
Sumitomo Corp.	150,400	1,902,397
Sumitomo Electric Industries Ltd.	70,400	1,123,114
Sumitomo Heavy Industries Ltd.	176,000	828,357
Sumitomo Mitsui Financial Group Inc.	123,200	5,827,492
Sumitomo Mitsui Trust Holdings Inc.	352,000	1,708,487
Sumitomo Rubber Industries Inc.	17,600	247,644
Suzuki Motor Corp.	35,200	929,141
T&D Holdings Inc.	52,800	654,920
Taiyo Nippon Sanso Corp.	176,000	1,239,084

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. ETF

January 31, 2014

Security	Shares	Value

Takeda Pharmaceutical Co. Ltd.	70,400	$3,308,596
TDK Corp.	17,900	823,170
Terumo Corp.	17,900	848,620
THK Co. Ltd.	17,600	390,881
Toho Gas Co. Ltd.	176,000	824,906
Tohoku Electric Power Co. Inc.[a]	35,200	386,221
Tokio Marine Holdings Inc.	52,800	1,570,772
Tokyo Electric Power Co. Inc.[a]	140,800	648,880
Tokyo Electron Ltd.	17,900	933,219
Tokyo Gas Co. Ltd.	176,000	883,581
Tokyu Corp.	68,000	427,396
Tokyu Fudosan Holdings Corp.[a]	105,600	918,441
TonenGeneral Sekiyu K.K.	14,000	122,998
Toray Industries Inc.	176,000	1,168,329
Toshiba Corp.	353,000	1,495,279
Toyo Seikan Group Holdings Ltd.	70,400	1,275,670
Toyo Suisan Kaisha Ltd.	4,000	127,077
Toyota Industries Corp.	35,300	1,642,384
Toyota Motor Corp.	246,400	14,307,798
Toyota Tsusho Corp.	35,200	841,128
Ube Industries Ltd.	177,000	367,936
Unicharm Corp.	17,600	969,868
United Urban Investment Corp.	352	527,732
USS Co. Ltd.	52,800	729,990
West Japan Railway Co.	17,600	729,299
Yahoo! Japan Corp.	167,800	960,879
Yakult Honsha Co. Ltd.	17,600	871,501
Yamada Denki Co. Ltd.	105,600	366,548
Yamaha Motor Co. Ltd.	35,200	474,580
Yamato Holdings Co. Ltd.	70,400	1,497,946
Yamazaki Baking Co. Ltd.	7,000	76,119
Yokogawa Electric Corp.	35,200	554,654

		236,412,364
MALAYSIA — 0.76%
Alliance Financial Group Bhd	299,200	415,742
Axiata Group Bhd	228,800	448,507
Berjaya Sports Toto Bhd	76,822	92,972
British American Tobacco (Malaysia) Bhd	17,600	319,761
Bumi Armada Bhd[a]	211,200	255,598
CIMB Group Holdings Bhd	404,800	837,059
DiGi.Com Bhd	369,600	517,981
Genting Bhd	193,600	601,656
Genting Malaysia Bhd	176,000	229,302
Hong Leong Bank Bhd	70,400	296,620

Security	Shares	Value

Hong Leong Financial Group Bhd	17,600	$83,201
IHH Healthcare Bhd[a]	140,800	155,252
IOI Corp. Bhd	171,100	214,738
IOI Properties Group Sdn Bhd[a]	80,799	65,190
Kuala Lumpur Kepong Bhd	35,200	246,342
Lafarge Malaysia Bhd	88,000	223,517
Malayan Banking Bhd	316,800	911,634
Malaysia Airports Holdings Bhd	105,600	266,958
Maxis Bhd	264,000	549,852
Petronas Chemicals Group Bhd	193,600	384,712
Petronas Dagangan Bhd	35,200	321,234
Petronas Gas Bhd	105,600	737,764
PPB Group Bhd	17,600	80,992
Public Bank Bhd Foreign	193,600	1,104,963
RHB Capital Bhd	70,400	161,353
Sapurakencana Petroleum Bhd[a]	281,600	369,408
Sime Darby Bhd	176,000	472,805
Tenaga Nasional Bhd	264,000	930,883
UEM Sunrise Bhd	211,200	130,639
UMW Holdings Bhd	52,800	186,808
YTL Corp. Bhd	281,653	129,612

		11,743,055
MEXICO — 1.13%
Alfa SAB de CV Series A	352,000	991,679
America Movil SAB de CV Series L	3,572,800	3,812,624
Cemex SAB de CV CPO[a]	1,289,036	1,592,300
Compartamos SAB de CV	128,200	229,925
Fibra Uno Administracion SA de CV	176,000	567,914
Fomento Economico Mexicano SAB de CV BD Units	264,000	2,390,683
Grupo Aeroportuario del Sureste SAB de CV Series B	17,600	198,401
Grupo Financiero Banorte SAB de CV Series O	237,400	1,497,660
Grupo Financiero Inbursa SAB de CV Series O	176,000	438,627
Grupo Financiero Santander Mexico SAB de CV Series B	140,800	315,233
Grupo Mexico SAB de CV Series B	449,229	1,453,257
Grupo Televisa SAB de CV CPO	211,200	1,228,209
Industrias Penoles SAB de CV	9,680	226,524
Kimberly-Clark de Mexico SAB de CV Series A	334,400	852,134

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. ETF

January 31, 2014

Security	Shares	Value

Minera Frisco SAB de CV Series A1[a,c]	52,800	$83,175
OHL Mexico SAB de CVa	70,400	173,189
Wal-Mart de Mexico SAB de CV Series V	633,600	1,515,138

		17,566,672
NETHERLANDS — 1.89%
AEGON NV	211,024	1,846,048
Akzo Nobel NV	27,632	1,990,225
ASML Holding NV	33,341	2,831,708
Gemalto NVc	6,336	715,338
Heineken NV	20,944	1,278,325
ING Groep NV CVA[a]	371,008	4,923,178
Koninklijke Ahold NV	129,536	2,159,990
Koninklijke DSM NV	23,412	1,551,145
Koninklijke KPN NVa	286,000	1,069,506
Koninklijke Philips NV	106,517	3,711,749
OCI NVa	6,512	302,137
Reed Elsevier NV	45,232	932,654
TNT Express NV	22,611	199,479
Unilever NV CVA	143,606	5,365,348
Ziggo NV	11,264	489,652

		29,366,482
NEW ZEALAND — 0.11%
Auckland International Airport Ltd.	333,712	985,097
Fletcher Building Ltd.	58,962	432,985
Telecom Corp. of New Zealand Ltd.	191,413	363,792

		1,781,874
NORWAY — 0.52%
Aker Solutions ASA	23,130	353,032
DNB ASA	73,744	1,243,966
Gjensidige Forsikring ASA	16,232	310,459
Norsk Hydro ASA	51,216	231,743
Orkla ASA	45,408	351,944
Seadrill Ltd.	28,864	1,032,996
Statoil ASA	99,145	2,342,374
Subsea 7 SA	26,088	447,122
Telenor ASA	45,867	949,463
Yara International ASA	18,146	747,218

		8,010,317

Security	Shares	Value

PERU — 0.10%
Compania de Minas Buenaventura SA SP ADR	26,088	$323,491
Credicorp Ltd.	8,638	1,139,525
Southern Copper Corp.	3,792	106,100

		1,569,116
PHILIPPINES — 0.18%
Ayala Land Inc.	457,600	264,544
Bank of the Philippine Islands	499,535	978,789
Jollibee Foods Corp.	209,610	703,017
Metropolitan Bank & Trust Co.	537,443	901,272

		2,847,622
POLAND — 0.31%
Alior Bank SAa	3,094	86,374
Bank Handlowy w Warszawie SA	4,752	155,573
Bank Millennium SAa	92,992	239,542
Bank Pekao SA	8,800	516,875
Cyfrowy Polsat SAa	87,886	549,244
Eurocash SA	8,448	109,880
Jastrzebska Spolka Weglowa SA	4,928	72,226
Kernel Holding SAa	16,406	198,293
KGHM Polska Miedz SA	13,024	452,416
mBank SA	2,200	355,936
Orange Polska SA	43,296	144,217
Polski Koncern Naftowy Orlen SA	23,936	294,544
Powszechna Kasa Oszczednosci Bank Polski SA	62,832	813,243
Powszechny Zaklad Ubezpieczen SA	2,816	368,499
Synthos SA	131,546	211,575
Tauron Polska Energia SA	229,062	311,011

		4,879,448
PORTUGAL — 0.15%
Banco Espirito Santo SA Registered[a]	283,712	432,338
Energias de Portugal SA	167,376	628,842
Galp Energia SGPS SA Class B	24,112	373,286
Jeronimo Martins SGPS SA	35,596	609,878
Portugal Telecom SGPS SA Registered	59,488	261,927

		2,306,271
RUSSIA — 1.13%
Gazprom OAO SP ADR	457,104	3,775,679

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. ETF

January 31, 2014

Security	Shares	Value

LUKOIL OAO SP ADR	41,616	$2,372,112
Magnit OJSC SP GDR[d]	28,864	1,522,576
MegaFon OAO SP GDR[d]	9,856	294,004
MMC Norilsk Nickel OJSC SP ADR	57,618	878,098
Mobile TeleSystems OJSC SP ADR	58,784	1,014,024
NovaTek OAO SP GDR[d]	17,962	2,193,160
Rosneft Oil Co. OJSC SP GDR[d]	78,848	540,897
RusHydro OJSC SP ADR	94,076	146,853
Sberbank of Russia SP ADR	166,524	1,801,790
Sistema JSFC SP GDR[d]	30,550	824,545
Surgutneftegas OJSC SP ADR	143,981	1,105,774
Tatneft OAO SP ADR	15,872	525,363
Uralkali OJSC SP GDR[d]	25,566	617,419

		17,612,294
SINGAPORE — 0.97%
Ascendas REIT	176,000	293,287
CapitaLand Ltd.	196,500	424,300
DBS Group Holdings Ltd.	176,500	2,274,257
Genting Singapore PLC	528,000	570,052
Global Logistic Properties Ltd.	352,000	773,838
Hutchison Port Holdings Trust	353,000	234,745
Keppel Corp. Ltd.	186,200	1,515,005
Noble Group Ltd.	704,199	523,384
Oversea-Chinese Banking Corp. Ltd.	176,000	1,280,551
SembCorp Marine Ltd.[c]	353,000	1,121,249
Singapore Airlines Ltd.	176,000	1,320,482
Singapore Telecommunications Ltd.	704,000	1,944,234
United Overseas Bank Ltd.	176,000	2,753,872

		15,029,256
SOUTH AFRICA — 1.45%
African Bank Investments Ltd.[c]	314,939	301,721
Anglo American Platinum Ltd.[a,c]	12,499	495,439
AngloGold Ashanti Ltd.	41,102	598,971
Aspen Pharmacare Holdings Ltd.	54,229	1,217,691
Bidvest Group Ltd.	14,759	326,558
FirstRand Ltd.	564,340	1,572,446
Foschini Group Ltd. (The)	16,580	137,613
Gold Fields Ltd.	107,546	377,946
Growthpoint Properties Ltd.	648,338	1,274,182
Harmony Gold Mining Co. Ltd.	82,962	241,932
Impala Platinum Holdings Ltd.	63,946	660,945

Security	Shares	Value

Imperial Holdings Ltd.	13,552	$223,870
Investec Ltd.	21,824	139,146
Kumba Iron Ore Ltd.	17,952	721,118
MMI Holdings Ltd.	91,954	193,973
Mr. Price Group Ltd.	22,704	278,943
MTN Group Ltd.	131,824	2,330,961
Nampak Ltd.	40,832	126,824
Naspers Ltd. Class N	35,024	3,561,339
Northam Platinum Ltd.[a]	113,231	422,256
PPC Ltd.	28,698	76,597
Redefine Properties Ltd.	1,430,040	1,133,149
Remgro Ltd.	27,984	464,732
RMB Holdings Ltd.	63,424	242,821
RMI Holdings Ltd.	63,424	139,128
Sappi Ltd.[a]	37,858	116,671
Sasol Ltd.	68,992	3,294,196
Shoprite Holdings Ltd.	24,640	314,818
Standard Bank Group Ltd.	56,848	595,266
Steinhoff International Holdings Ltd.	42,592	174,658
Tiger Brands Ltd.	10,208	243,118
Truworths International Ltd.	29,040	189,808
Woolworths Holdings Ltd.	68,816	372,769

		22,561,605
SOUTH KOREA — 3.18%
AmorePacific Corp.	353	333,756
AmorePacific Group	704	312,092
BS Financial Group Inc.	11,580	171,479
Celltrion Inc.	5,076	212,221
Cheil Industries Inc.	4,078	287,653
Cheil Worldwide Inc.[a]	14,080	368,328
CJ CheilJedang Corp.	895	222,004
Coway Co. Ltd.	4,928	319,525
Daelim Industrial Co. Ltd.	1,930	149,301
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	12,320	397,104
DGB Financial Group Inc.	14,780	230,603
Dongbu Insurance Co. Ltd.	3,520	176,929
Doosan Heavy Industries & Construction Co. Ltd.	2,761	94,540
E-Mart Co. Ltd.	1,790	434,811
GS Engineering & Construction Corp.	4,335	136,285
GS Holdings Corp.	3,872	185,578
Hana Financial Group Inc.	23,527	899,009

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. ETF

January 31, 2014

Security	Shares	Value

Hankook Tire Co. Ltd.	4,074	$234,844
Hyundai Department Store Co. Ltd.	1,408	189,426
Hyundai Development Co. Engineering & Construction[a]	5,280	119,871
Hyundai Engineering & Construction Co. Ltd.	6,160	336,099
Hyundai Glovis Co. Ltd.	1,408	299,924
Hyundai Heavy Industries Co. Ltd.	3,696	775,216
Hyundai Marine & Fire Insurance Co. Ltd.	5,430	157,774
Hyundai Mobis Co. Ltd.	5,632	1,631,167
Hyundai Motor Co.	13,376	2,930,511
Hyundai Steel Co.	4,752	339,191
Hyundai Wia Corp.	1,232	185,891
Industrial Bank of Korea	10,560	123,324
Kangwon Land Inc.	8,800	278,302
KB Financial Group Inc.	42,610	1,480,910
Kia Motors Corp.	20,416	1,030,003
Korea Aerospace Industries Ltd.	3,520	105,237
Korea Electric Power Corp.[a]	38,720	1,276,980
Korea Gas Corp.	4,119	256,295
Korea Investment Holdings Co. Ltd.	5,280	194,606
Korea Zinc Co. Ltd.	880	286,112
KT Corp.	15,840	455,806
KT&G Corp.	9,328	659,718
LG Chem Ltd.	3,700	898,771
LG Corp.	8,800	472,743
LG Display Co. Ltd.[a]	36,960	875,355
LG Electronics Inc.	9,504	586,924
LG Household & Health Care Ltd.	1,232	550,190
LG Uplus Corp.	31,680	324,096
Lotte Chemical Corp.	880	173,887
Lotte Confectionery Co. Ltd.	176	305,844
Lotte Shopping Co. Ltd.	1,056	372,932
Mirae Asset Securities Co. Ltd.	5,280	178,080
NAVER Corp.	2,288	1,442,893
NCsoft Corp.	1,408	261,118
NHN Entertainment Corp.[a]	1,037	74,891
OCI Co. Ltd.	880	156,211
ORION Corp.	537	437,989
POSCO	5,808	1,619,739

Security	Shares	Value

S-Oil Corp.	3,520	$225,601
S1 Corp.	3,520	255,857
Samsung C&T Corp.	9,856	540,522
Samsung Electro-Mechanics Co. Ltd.	5,102	317,937
Samsung Electronics Co. Ltd.	11,088	13,259,812
Samsung Engineering Co. Ltd.[c]	2,640	176,847
Samsung Fire & Marine Insurance Co. Ltd.	2,464	570,909
Samsung Heavy Industries Co. Ltd.	13,510	425,363
Samsung Life Insurance Co. Ltd.	3,344	323,356
Samsung SDI Co. Ltd.	3,168	424,728
Samsung Securities Co. Ltd.	5,280	214,337
Samsung Techwin Co. Ltd.[c]	2,992	148,153
Shinhan Financial Group Co. Ltd.	38,930	1,660,349
Shinsegae Co. Ltd.	528	112,718
SK C&C Co. Ltd.[c]	1,936	226,094
SK Holdings Co. Ltd.	2,464	414,369
SK Hynix Inc.[a]	45,760	1,618,177
SK Innovation Co. Ltd.	4,928	584,721
SK Telecom Co. Ltd.	2,112	427,195
Woori Finance Holdings Co. Ltd.	38,720	446,762
Yuhan Corp.	528	96,193

		49,480,088
SPAIN — 2.43%
Abertis Infraestructuras SA	40,656	908,752
Actividades de Construcciones y Servicios SA	26,417	929,091
Amadeus IT Holding SA Class A	33,968	1,344,681
Banco Bilbao Vizcaya Argentaria SA	453,907	5,423,352
Banco de Sabadell SA	230,779	682,499
Banco Popular Espanol SA	101,552	699,256
Banco Santander SA	948,917	8,202,636
Bankia SAa	301,840	524,276
CaixaBank SA	41,609	255,309
Distribuidora Internacional de Alimentacion SA	70,322	578,859
Ferrovial SA	66,746	1,283,097
Gas Natural SDG SA	17,600	435,647
Grifols SA	9,856	510,985
Iberdrola SA	432,939	2,672,236
Iberdrola SA New	12,914	79,709
Industria de Diseno Textil SA	21,648	3,231,711

60	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. ETF

January 31, 2014

Security	Shares	Value

International Consolidated Airlines Group SAa	26,576	$181,955
Red Electrica Corporacion SA	8,183	572,837
Repsol SA	100,514	2,355,828
Telefonica SA	379,860	5,860,258
Zardoya Otis SA	61,163	1,026,893

		37,759,867
SWEDEN — 2.39%
Alfa Laval AB	67,584	1,641,541
Assa Abloy AB Class B	53,568	2,675,863
Atlas Copco AB Class A	39,424	1,071,992
Electrolux AB Class B	46,464	988,022
Getinge AB Class B	39,642	1,363,750
Hennes & Mauritz AB Class B	100,848	4,350,535
Hexagon AB Class B	10,209	324,538
Husqvarna AB Class B	131,198	761,991
Investor AB Class B	99,792	3,234,833
Lundin Petroleum ABa	9,152	158,261
Millicom International Cellular SA SDR	7,624	743,044
Nordea Bank AB	312,576	4,187,607
Sandvik AB	138,160	1,939,584
Scania AB Class B	64,416	1,320,557
Securitas AB Class B	70,323	731,569
Skandinaviska Enskilda Banken AB Class A	46,670	603,141
Skanska AB Class B	77,282	1,525,287
Svenska Cellulosa AB Class B	22,880	651,847
Svenska Handelsbanken AB Class A	32,290	1,537,008
Swedbank AB Class A	46,640	1,220,469
Tele2 AB Class B	43,364	478,275
Telefonaktiebolaget LM Ericsson Class B	225,808	2,759,561
TeliaSonera AB	248,252	1,843,440
Volvo AB Class B	85,712	1,136,507

		37,249,222
SWITZERLAND — 6.56%
ABB Ltd. Registered[a]	242,352	6,053,113
Actelion Ltd. Registered[a]	5,104	480,164
Adecco SA Registered[a]	6,864	540,768
Aryzta AGa	4,048	318,914
Barry Callebaut AG Registered[a]	176	208,716
Compagnie Financiere Richemont SA Class A Bearer	45,490	4,226,780

Security	Shares	Value

Credit Suisse Group AG Registered	123,552	$3,738,006
Geberit AG Registered	1,156	335,957
Givaudan SA Registered[a]	693	1,026,893
Holcim Ltd. Registered[a]	12,496	910,656
Julius Baer Group Ltd.[a]	14,736	716,746
Kuehne & Nagel International AG Registered	14,666	1,951,364
Lindt & Spruengli AG Participation Certificates	176	790,946
Nestle SA Registered	304,832	22,147,569
Novartis AG Registered	212,656	16,859,384
Roche Holding AG Genusschein	65,502	18,030,860
SGS SA Registered	352	797,942
Sonova Holding AG Registered[a]	2,112	290,571
Sulzer AG Registered	982	148,441
Swatch Group AG (The) Bearer	2,896	1,728,359
Swiss Life Holding AG Registered[a]	3,070	663,051
Swiss Prime Site AG Registered	7,744	602,829
Swiss Re AGa	38,206	3,307,404
Swisscom AG Registered	2,112	1,162,982
Syngenta AG Registered	10,209	3,619,621
Transocean Ltd.	29,040	1,265,620
UBS AG Registered[a]	351,750	6,987,227
Zurich Insurance Group AGa	10,913	3,172,741

		102,083,624
TAIWAN — 2.45%
Acer Inc.[a]	352,000	208,545
Advanced Semiconductor Engineering Inc.	977,218	904,727
Advanced Semiconductor Engineering Inc. SP ADR	113,199	511,660
Asia Cement Corp.	360,785	444,171
AU Optronics Corp.[a]	1,584,000	471,057
Cathay Financial Holding Co. Ltd.	579,684	873,424
Chailease Holding Co. Ltd.	196,700	484,974
Chang Hwa Commercial Bank Ltd.	704,512	417,394
China Development Financial Holding Corp.	1,760,000	513,521
China Steel Corp.	1,423,793	1,224,187
Chunghwa Telecom Co. Ltd.	580,000	1,759,287

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. ETF

January 31, 2014

Security	Shares	Value

Chunghwa Telecom Co. Ltd. SP ADR	12,728	$374,203
Compal Electronics Inc.	352,000	264,312
CTBC Financial Holding Co. Ltd.	1,232,192	813,395
Delta Electronics Inc.	176,000	967,209
E.Sun Financial Holding Co. Ltd.	785,460	488,685
Epistar Corp.	176,000	389,207
Far EasTone Telecommunications Co. Ltd.	352,000	693,602
First Financial Holding Co. Ltd.	1,131,604	676,030
Formosa Chemicals & Fibre Corp.	181,340	475,234
Formosa Petrochemical Corp.	176,000	442,650
Formosa Plastics Corp.	182,960	471,025
Highwealth Construction Corp.	114,400	229,952
Hon Hai Precision Industry Co. Ltd.	1,185,820	3,322,918
HTC Corp.	43,000	193,019
Hua Nan Financial Holdings Co. Ltd.	1,303,120	735,485
Innolux Corp.[a]	880,640	305,197
MediaTek Inc.	60,000	793,135
Mega Financial Holding Co. Ltd.	777,195	627,194
Nan Ya Plastics Corp.	355,840	776,335
Pegatron Corp.	176,000	231,491
Quanta Computer Inc.	352,000	871,359
Shin Kong Financial Holding Co. Ltd.	726,671	243,443
Siliconware Precision Industries Co. Ltd.	880,000	1,076,128
SinoPac Financial Holdings Co. Ltd.	1,153,080	536,626
Synnex Technology International Corp.	176,000	298,586
Taishin Financial Holdings Co. Ltd.	1,164,479	551,540
Taiwan Business Bank Ltd.[a]	1,472,972	437,553
Taiwan Cement Corp.	352,000	514,683
Taiwan Cooperative Financial Holding Co. Ltd.	1,505,972	812,696
Taiwan Mobile Co. Ltd.	352,000	1,031,689
Taiwan Semiconductor Manufacturing Co. Ltd.	2,112,000	7,319,416
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	27,567	466,434
U-Ming Marine Transport Corp.	352,000	584,391

Security	Shares	Value

Uni-President Enterprises Co.	395,828	$653,235
United Microelectronics Corp.	1,760,000	717,419
Vanguard International Semiconductor Corp.	185,000	204,555
Wan Hai Lines Ltd.	352,000	171,367
Yuanta Financial Holding Co. Ltd.	1,056,000	587,296

		38,161,641
THAILAND — 0.51%
Advanced Information Service PCL NVDR	70,400	445,732
Airports of Thailand PCL NVDR	52,800	274,317
Bangkok Bank PCL NVDR	229,640	1,193,071
Banpu PCL NVDR	176,500	141,692
BEC World PCL NVDR	230,200	326,018
BTS Group Holdings PCL NVDR	422,400	103,009
Central Pattana PCL NVDR	88,000	99,970
Charoen Pokphand Foods PCL NVDR	678,200	585,541
CP All PCL NVDR	779,600	926,971
Glow Energy PCL NVDR	202,600	414,283
Home Product Center PCL NVDR	70,400	18,234
Indorama Ventures PCL NVDR	324,688	203,606
Minor International PCL NVDR	70,400	44,360
PTT Exploration & Production PCL NVDR	113,999	528,381
PTT Global Chemical PCL NVDR	299,801	647,101
PTT PCL NVDR	35,300	295,147
Siam Cement PCL NVDR (The)	53,100	653,093
Siam Commercial Bank PCL NVDR	176,000	794,426
Thai Oil PCL NVDR	115,600	184,729
TMB Bank PCL NVDR	651,200	44,978
True Corp. PCL NVDR[a]	264,000	57,582

		7,982,241
TURKEY — 0.31%
Akbank TAS	98,560	251,097
Anadolu Efes Biracilik ve Malt Sanayii AS	44,930	455,083
Arcelik AS	102,100	503,523
BIM Birlesik Magazalar AS	34,552	589,901
Coca-Cola Icecek AS	14,960	312,976
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	339,028	322,398
Enka Insaat ve Sanayi AS	35,909	102,284

62	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. ETF

January 31, 2014

Security	Shares	Value

Haci Omer Sabanci Holding AS	43,472	$143,631
KOC Holding AS	34,076	115,451
Koza Altin Isletmeleri AS	4,224	35,965
TAV Havalimanlari Holding AS	6,512	48,821
Turk Hava Yollari AO	120,248	358,473
Turk Telekomunikasyon AS	74,324	184,092
Turkiye Garanti Bankasi AS	161,744	426,376
Turkiye Halk Bankasi AS	36,608	180,538
Turkiye Is Bankasi AS Class C	68,498	122,702
Turkiye Petrol Rafinerileri AS	26,958	444,153
Turkiye Sise ve Cam Fabrikalari AS	38,921	43,037
Turkiye Vakiflar Bankasi TAO Class D	44,002	67,145
Ulker Biskuvi Sanayi AS	8,448	51,938
Yapi ve Kredi Bankasi AS	70,854	99,658

		4,859,242
UNITED KINGDOM — 15.78%
3i Group PLC	202,576	1,243,137
Aggreko PLC	12,320	313,023
AMEC PLC	64,468	1,091,284
Anglo American PLC	126,720	2,990,585
ARM Holdings PLC	117,040	1,798,467
AstraZeneca PLC	114,224	7,243,232
Aviva PLC	331,589	2,425,028
BAE Systems PLC	121,314	855,512
Barclays PLC	1,334,780	5,977,681
BG Group PLC	312,400	5,247,089
BHP Billiton PLC	199,408	5,884,161
BP PLC	1,687,312	13,255,003
British American Tobacco PLC	184,642	8,848,600
British Land Co. PLC	75,034	809,561
British Sky Broadcasting Group PLC	51,216	737,337
BT Group PLC	799,392	5,035,646
Bunzl PLC	52,831	1,205,133
Burberry Group PLC	30,800	732,952
Capita PLC	123,952	2,003,477
Carnival PLC	23,719	974,915
Centrica PLC	479,839	2,454,097
Coca-Cola HBC AG	21,648	573,864
Compass Group PLC	243,760	3,647,531
Diageo PLC	256,080	7,577,489
Experian PLC	140,096	2,394,504
Fresnillo PLC	3,766	47,626

Security	Shares	Value

G4S PLC	204,192	$801,364
GlaxoSmithKline PLC	444,224	11,418,139
Glencore Xstrata PLC	895,901	4,748,389
HSBC Holdings PLC	1,632,094	16,817,803
ICAP PLC	104,192	661,821
Imperial Tobacco Group PLC	105,424	3,851,550
InterContinental Hotels Group PLC	53,072	1,718,257
ITV PLC	250,272	808,223
J Sainsbury PLC	188,768	1,069,986
Johnson Matthey PLC	30,096	1,598,094
Kingfisher PLC	307,472	1,867,644
Land Securities Group PLC	71,022	1,201,060
Legal & General Group PLC	837,584	2,963,664
Lloyds Banking Group PLC[a]	3,756,544	5,142,686
London Stock Exchange Group PLC	49,984	1,511,490
Marks & Spencer Group PLC	222,164	1,719,329
Melrose Industries PLC	110,000	559,151
National Grid PLC	409,904	5,315,152
Next PLC	27,280	2,802,083
Old Mutual PLC	553,411	1,568,893
Pearson PLC	41,888	765,510
Persimmon PLC	23,232	501,312
Petrofac Ltd.	12,578	238,754
Prudential PLC	251,152	5,068,641
Randgold Resources Ltd.	5,104	351,716
Reckitt Benckiser Group PLC	64,816	4,860,593
Reed Elsevier PLC	63,542	926,277
Rexam PLC	233,147	1,889,006
Rio Tinto PLC	115,104	6,135,654
Rolls-Royce Holdings PLC[a]	109,648	2,138,986
Royal Bank of Scotland Group PLC[a]	170,662	953,613
Royal Dutch Shell PLC Class A	311,773	10,777,985
Royal Dutch Shell PLC Class B	215,600	7,883,795
SABMiller PLC	83,658	3,767,165
Sage Group PLC (The)	192,784	1,293,621
Serco Group PLC	88,880	638,471
Shire PLC	55,830	2,792,069
Smith & Nephew PLC	124,474	1,792,005
SSE PLC	97,864	2,102,108
Standard Chartered PLC	200,744	4,090,918
Standard Life PLC	240,658	1,445,982
Tesco PLC	767,376	4,040,076

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. ETF

January 31, 2014

Security	Shares	Value

Tullow Oil PLC	90,112	$1,170,688
Unilever PLC	88,352	3,396,277
United Utilities Group PLC	47,714	561,456
Vodafone Group PLC	4,354,240	16,211,865
Weir Group PLC (The)	9,152	314,956
Wm Morrison Supermarkets PLC	220,424	869,052
Wolseley PLC	39,072	2,107,467
WPP PLC	136,940	2,873,940

		245,471,670

TOTAL COMMON STOCKS
(Cost: $1,481,473,007)		1,527,251,268

PREFERRED STOCKS — 1.45%

BRAZIL — 0.96%
Banco Bradesco SA	212,830	2,298,965
Banco Bradesco SA SP ADR	47,872	504,092
Bradespar SA	17,600	162,061
Centrais Eletricas Brasileiras SA Class B	17,600	68,313
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	17,600	678,768
Companhia Energetica de Minas Gerais	69,200	398,036
Companhia Paranaense de Energia Class B	28,500	327,506
Gerdau SA	52,800	373,904
Itau Unibanco Holding SA	232,140	2,902,469
Itausa — Investimentos Itau SA	257,410	894,951
Klabin SA	35,200	179,357
Lojas Americanas SA	35,200	213,659
Metalurgica Gerdau SA	17,600	155,666
Oi SA	53,129	91,481
Petroleo Brasileiro SA	404,800	2,457,082
Telefonica Brasil SA	35,200	666,704
Telefonica Brasil SA SP ADR	6,336	120,384
Usinas Siderurgicas de Minas Gerais SA Class A	52,800	259,443
Vale SA Class A	176,000	2,180,197

		14,933,038
CHILE — 0.01%
Sociedad Quimica y Minera de Chile SA Series B	7,282	182,431

		182,431

Security	Shares	Value

COLOMBIA — 0.01%
Banco Davivienda SA	8,448	$89,332
Grupo Argos SA	10,032	90,119

		179,451
GERMANY — 0.42%
Henkel AG & Co. KGaA	16,720	1,812,389
Porsche Automobil Holding SE	17,868	1,749,603
Volkswagen AG	11,534	2,924,964

		6,486,956
SOUTH KOREA — 0.05%
Hyundai Motor Co. Ltd.	1,408	159,828
Hyundai Motor Co. Ltd. Series 2	1,936	236,042
Samsung Electronics Co. Ltd.	352	314,066

		709,936

TOTAL PREFERRED STOCKS
(Cost: $26,050,328)		22,491,812

RIGHTS — 0.01%

AUSTRIA — 0.00%
Raiffeisen International Bank Holding AGa	6,657	—

		—
SPAIN — 0.01%
Actividades Construccion y Servicios SAa	26,417	15,033
Banco Popular Espanol SAa	101,552	5,615
Banco Santander SAa	1,019,000	204,752

		225,400

TOTAL RIGHTS
(Cost: $232,021)		225,400

SHORT-TERM INVESTMENTS — 0.96%

MONEY MARKET FUNDS — 0.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[f,g,h]	14,041,673	14,041,673
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[f,g,h]	790,387	790,387

64	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. ETF

January 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	140,205	$140,205

		14,972,265

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,972,265)		14,972,265

TOTAL INVESTMENTS IN SECURITIES — 100.61%
(Cost: $1,522,727,621)		1,564,940,745
Other Assets, Less Liabilities — (0.61)%		(9,557,756)

NET ASSETS — 100.00%		$1,555,382,989

CPO  —  Certificates of Participation (Ordinary)

FDR  —  Fiduciary Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS FINANCIALS ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 91.62%

BRAZIL — 4.16%
Banco Bradesco SA	3,000	$35,552
Banco do Brasil SA	3,500	30,190
Banco Santander (Brasil) SA Units	6,000	27,897
BB Seguridade Participacoes SA	3,500	32,806
BM&F Bovespa SA	11,500	45,538
BR Malls Participacoes SA	2,500	15,691
BR Properties SA	1,500	10,480
CETIP SA — Mercados Organizados	1,500	14,307
Multiplan Empreendimentos Imobiliarios SA	500	9,004
Porto Seguro SA	500	5,812
Sul America SA Units	1,000	5,492

		232,769
CHILE — 1.00%
Banco de Chile	120,715	14,824
Banco de Credito e Inversiones	205	10,962
Banco Santander (Chile) SA	409,945	20,568
CorpBanca SA	884,240	9,709

		56,063
CHINA — 28.30%
Agile Property Holdings Ltd.	10,000	9,195
Agricultural Bank of China Ltd. Class H	132,000	57,629
Bank of China Ltd. Class H	455,000	192,787
Bank of Communications Co. Ltd. Class H	56,600	36,811
China CITIC Bank Corp. Ltd. Class H	50,200	24,244
China Construction Bank Corp. Class H	431,320	299,404
China Everbright Ltd.	10,000	13,548
China Life Insurance Co. Ltd. Class H	45,000	122,862
China Merchants Bank Co. Ltd. Class H	28,530	50,411
China Minsheng Banking Corp. Ltd. Class H	32,800	32,315
China Overseas Grand Oceans Group Ltd.[a]	5,000	4,050
China Overseas Land & Investment Ltd.	20,000	53,962
China Pacific Insurance (Group) Co. Ltd. Class H	16,000	58,314
China Resources Land Ltd.	10,000	23,542
China Taiping Insurance Holdings Co. Ltd.[b]	5,600	9,794
China Vanke Co. Ltd. Class B	7,500	12,325

Security	Shares	Value

Chongqing Rural Commercial Bank Co. Ltd. Class H	15,000	$6,356
CITIC Securities Co. Ltd. Class H	5,500	12,693
Country Garden Holdings Co. Ltd.	26,325	14,443
Evergrande Real Estate Group Ltd.[a]	40,000	16,021
Far East Horizon Ltd.	10,000	7,212
Franshion Properties (China) Ltd.	20,000	6,414
Greentown China Holdings Ltd.	2,500	3,587
Guangzhou R&F Properties Co. Ltd. Class H	6,000	7,959
Haitong Securities Co. Ltd. Class H	8,000	11,745
Industrial and Commercial Bank of China Ltd. Class H	440,400	272,811
Longfor Properties Co. Ltd.	8,000	11,086
New China Life Insurance Co. Ltd. Class Hb	4,000	11,900
People’s Insurance Co. Group of China Ltd. Class H	30,000	13,020
PICC Property and Casualty Co. Ltd. Class H	23,000	31,102
Ping An Insurance (Group) Co. of China Ltd. Class H	12,500	101,258
Poly Property Group Co. Ltd.	10,000	4,778
Shimao Property Holdings Ltd.	7,500	16,382
Shui On Land Ltd.	21,666	6,892
Sino-Ocean Land Holdings Ltd.[a]	17,500	9,421
SOHO China Ltd.	12,500	9,949
Yuexiu Property Co. Ltd.	30,000	6,143

		1,582,365
COLOMBIA — 0.77%
Bancolombia SA	1,210	13,153
Corporacion Financiera Colombiana SA NVS	570	9,999
Grupo de Inversiones Suramericana SA	1,315	19,948

		43,100
CZECH REPUBLIC — 0.41%
Komercni Banka AS	105	22,714

		22,714
EGYPT — 0.40%
Commercial International Bank (Egypt) SAE SP ADR	5,140	22,308

		22,308
GREECE — 0.62%
Alpha Bank AEb	9,000	8,132

66	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS ETF

January 31, 2014

Security	Shares	Value

National Bank of Greece SAb	2,350	$10,426
Piraeus Bank SAb	6,875	16,039

		34,597
HUNGARY — 0.42%
OTP Bank PLC	1,280	23,445

		23,445
INDIA — 4.75%
HDFC Bank Ltd. SP ADR	5,691	178,071
ICICI Bank Ltd. SP ADR	2,720	87,503

		265,574
INDONESIA — 3.39%
PT Bank Central Asia Tbk	77,500	62,997
PT Bank Danamon Indonesia Tbk	23,580	8,381
PT Bank Mandiri (Persero) Tbk	57,525	40,988
PT Bank Negara Indonesia (Persero) Tbk	47,833	17,080
PT Bank Rakyat Indonesia (Persero) Tbk	67,500	46,023
PT Bumi Serpong Damai Tbk	40,000	4,718
PT Lippo Karawaci Tbk	117,500	9,142

		189,329
MALAYSIA — 4.31%
Alliance Financial Group Bhd	6,500	9,032
AMMB Holdings Bhd	10,500	22,999
CIMB Group Holdings Bhd	28,100	58,106
Hong Leong Bank Bhd	3,500	14,747
Hong Leong Financial Group Bhd	1,000	4,727
Malayan Banking Bhd	27,000	77,696
Public Bank Bhd Foreign	6,500	37,098
RHB Capital Bhd	4,500	10,314
UEM Sunrise Bhd	10,000	6,185

		240,904
MEXICO — 3.48%
Compartamos SAB de CV	6,500	11,658
Fibra Uno Administracion SA de CV	8,000	25,814
Grupo Financiero Banorte SAB de CV Series O	15,000	94,629
Grupo Financiero Inbursa SAB de CV Series O	14,000	34,891
Grupo Financiero Santander Mexico SAB de CV Series B	12,200	27,314

		194,306

Security	Shares	Value

PERU — 1.00%
Credicorp Ltd.	425	$56,066

		56,066
PHILIPPINES — 1.44%
Ayala Corp.	1,250	14,453
Ayala Land Inc.	34,000	19,656
Bank of the Philippine Islands	5,206	10,200
BDO Unibank Inc.	9,246	16,117
Metro Pacific Investments Corp.	75,000	7,116
Metropolitan Bank & Trust Co.	390	654
SM Prime Holdings Inc.	36,150	12,380

		80,576
POLAND — 3.96%
Alior Bank SAb	245	6,839
Bank Handlowy w Warszawie SA	185	6,057
Bank Millennium SAb	2,395	6,169
Bank Pekao SA	795	46,695
Bank Zachodni WBK SA	185	23,182
mBank SA	91	14,723
Powszechna Kasa Oszczednosci Bank Polski SA	5,375	69,569
Powszechny Zaklad Ubezpieczen SA	370	48,418

		221,652
RUSSIA — 3.38%
Sberbank of Russia SP ADR	17,470	189,025

		189,025
SOUTH AFRICA — 6.92%
African Bank Investments Ltd.	8,252	7,906
Barclays Africa Group Ltd.	2,255	26,247
Discovery Ltd.	1,735	11,651
FirstRand Ltd.	19,530	54,417
Growthpoint Properties Ltd.	10,695	21,019
Investec Ltd.	1,595	10,169
Liberty Holdings Ltd.	675	6,888
MMI Holdings Ltd.	6,346	13,387
Nedbank Group Ltd.	1,260	21,741
Redefine Properties Ltd.	18,740	14,849
Remgro Ltd.	3,015	50,070
RMB Holdings Ltd.	4,610	17,650
RMI Holdings Ltd.	2,600	5,703
Sanlam Ltd.	10,805	46,137
Standard Bank Group Ltd.	7,570	79,267

		387,101

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS ETF

January 31, 2014

Security	Shares	Value

SOUTH KOREA — 8.47%
BS Financial Group Inc.	850	$12,587
Daewoo Securities Co. Ltd.	1,800	14,479
Dongbu Insurance Co. Ltd.	450	22,619
Hana Financial Group Inc.	1,650	63,049
Hanwha Life Insurance Co. Ltd.	2,450	16,755
Hyundai Marine & Fire Insurance Co. Ltd.	350	10,170
Hyundai Securities Co. Ltd.	1,800	9,687
Industrial Bank of Korea	2,050	23,941
Korea Investment Holdings Co. Ltd.	350	12,900
Mirae Asset Securities Co. Ltd.	250	8,432
Samsung Card Co. Ltd.	400	13,024
Samsung Fire & Marine Insurance Co. Ltd.	240	55,608
Samsung Life Insurance Co. Ltd.	481	46,511
Samsung Securities Co. Ltd.	350	14,208
Shinhan Financial Group Co. Ltd.	2,550	108,757
Woori Finance Holdings Co. Ltd.	2,700	31,153
Woori Investment & Securities Co. Ltd.	1,150	9,820

		473,700
TAIWAN — 8.57%
Cathay Financial Holding Co. Ltd.	48,048	72,395
Chailease Holding Co. Ltd.	5,000	12,328
Chang Hwa Commercial Bank Ltd.	30,000	17,774
China Development Financial Holding Corp.	85,000	24,801
China Life Insurance Co. Ltd.	11,400	10,893
CTBC Financial Holding Co. Ltd.	81,070	53,516
E.Sun Financial Holding Co. Ltd.	30,000	18,665
First Financial Holding Co. Ltd.	45,000	26,883
Fubon Financial Holding Co. Ltd.	40,000	56,506
Hua Nan Financial Holdings Co. Ltd.	35,000	19,754
Mega Financial Holding Co. Ltd.	59,378	47,918
Ruentex Development Co. Ltd.	5,000	8,813
Shin Kong Financial Holding Co. Ltd.	41,049	13,752
SinoPac Financial Holdings Co. Ltd.	45,000	20,942
Taishin Financial Holdings Co. Ltd.	45,000	21,314
Taiwan Business Bank Ltd.(b)	20,000	5,941
Taiwan Cooperative Financial Holding Co. Ltd.	35,000	18,888
Yuanta Financial Holding Co. Ltd.	50,000	27,807

		478,890
THAILAND — 3.26%
Bangkok Bank PCL Foreign	5,000	25,977

Security	Shares	Value

Bangkok Bank PCL NVDR	4,000	$20,781
Central Pattana PCL NVDR	10,500	11,928
Kasikornbank PCL Foreign	7,000	36,050
Kasikornbank PCL NVDR	4,000	20,600
Krung Thai Bank PCL NVDR	22,075	11,168
Siam Commercial Bank PCL NVDR	11,000	49,652
TMB Bank PCL NVDR	89,500	6,182

		182,338
TURKEY — 2.61%
Akbank TAS	10,785	27,476
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	14,817	14,090
Haci Omer Sabanci Holding AS	4,890	16,157
Turkiye Garanti Bankasi AS	13,840	36,484
Turkiye Halk Bankasi AS	3,745	18,469
Turkiye Is Bankasi AS Class C	9,437	16,905
Turkiye Vakiflar Bankasi TAO Class D	4,494	6,858
Yapi ve Kredi Bankasi AS	6,854	9,640

		146,079

TOTAL COMMON STOCKS
(Cost: $5,832,560)		5,122,901

PREFERRED STOCKS — 8.08%

BRAZIL — 7.25%
Banco Bradesco SA	13,500	145,825
Banco do Estado do Rio Grande do Sul SA Class B	1,000	4,336
Itau Unibanco Holding SA	15,500	193,798
Itausa — Investimentos Itau SA	17,600	61,191

		405,150
COLOMBIA — 0.83%
Banco Davivienda SA	670	7,085
Bancolombia SA	2,115	23,222
Grupo Aval Acciones y Valores SA	9,455	5,419
Grupo de Inversiones Suramericana SA	700	10,792

		46,518

TOTAL PREFERRED STOCKS
(Cost: $469,449)		451,668

68	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS ETF

January 31, 2014

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.35%

MONEY MARKET FUNDS — 0.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	17,498	$17,498
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	985	985
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	937	937

		19,420

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,420)		19,420

TOTAL INVESTMENTS IN SECURITIES — 100.05%
(Cost: $6,321,429)		5,593,989
Other Assets, Less Liabilities — (0.05)%		(2,798)

NET ASSETS — 100.00%		$5,591,191

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS MATERIALS ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 86.55%

BRAZIL — 7.41%
Companhia Siderurgica Nacional SA	14,400	$66,536
Duratex SA	5,400	26,422
Fibria Celulose SAa	5,400	60,315
Vale SA	26,700	364,371

		517,644
CHILE — 1.05%
CAP SA	1,368	19,954
Empresas CMPC SA	25,362	53,526

		73,480
CHINA — 6.67%
Aluminum Corp. of China Ltd. Class Ha,b	72,000	25,871
Anhui Conch Cement Co. Ltd. Class H	27,000	104,665
BBMG Corp. Class H	27,000	21,211
China BlueChemical Ltd. Class H	36,000	19,751
China National Building Material Co. Ltd. Class H	54,000	52,159
China Resources Cement Holdings Ltd.	36,000	24,619
Fosun International Ltd.	31,500	33,996
Jiangxi Copper Co. Ltd. Class H	27,000	48,820
Lee & Man Paper Manufacturing Ltd.	27,000	18,116
Nine Dragons Paper (Holdings) Ltd.	36,000	30,785
Shougang Fushan Resources Group Ltd.	72,000	19,843
Sinopec Shanghai Petrochemical Co. Ltd. Class H	81,000	22,950
Yingde Gases Group Co. Ltd.[b]	22,500	19,820
Zijin Mining Group Co. Ltd. Class H	109,000	23,583

		466,189
COLOMBIA — 1.56%
Cementos Argos SA	8,181	33,673
Cemex Latam Holdings SAa	3,384	22,574
Grupo Argos SA	5,895	52,432

		108,679
GREECE — 0.39%
Titan Cement Co. SAa	1,020	27,373

		27,373
INDIA — 4.08%
Sesa Sterlite Ltd. SP ADR	12,285	148,403
Tata Steel Ltd. SP GDR[c]	24,237	136,939

		285,342

Security	Shares	Value

INDONESIA — 1.80%
PT Indocement Tunggal Prakarsa Tbk	31,500	$57,789
PT Semen Gresik (Persero) Tbk	58,500	68,034

		125,823
MALAYSIA — 1.92%
Lafarge Malaysia Bhd	8,100	20,574
Petronas Chemicals Group Bhd	57,200	113,665

		134,239
MEXICO — 10.22%
Cemex SAB de CV CPO[a]	229,584	283,597
Grupo Mexico SAB de CV Series B	77,499	250,709
Industrias CH SAB de CV Series Ba	3,600	21,581
Industrias Penoles SAB de CV	2,880	67,396
Mexichem SAB de CV	21,647	75,124
Minera Frisco SAB de CV Series A1[a]	9,900	15,595

		714,002
PERU — 2.04%
Compania de Minas Buenaventura SA SP ADR	3,816	47,318
Southern Copper Corp.	3,411	95,440

		142,758
POLAND — 2.07%
Grupa Azoty SA	963	16,038
Jastrzebska Spolka Weglowa SA	648	9,497
KGHM Polska Miedz SA	2,835	98,480
Synthos SA	12,609	20,280

		144,295
RUSSIA — 4.77%
MMC Norilsk Nickel OJSC SP ADR	10,944	166,786
Severstal OAO SP GDR[c]	4,392	35,663
Uralkali OJSC SP GDR[c]	5,418	130,845

		333,294
SOUTH AFRICA — 8.85%
African Rainbow Minerals Ltd.	2,196	42,973
Anglo American Platinum Ltd.[a]	1,431	56,723
AngloGold Ashanti Ltd.	7,830	114,105
Assore Ltd.	711	25,372
Gold Fields Ltd.	15,084	53,009
Harmony Gold Mining Co. Ltd.	7,992	23,306
Impala Platinum Holdings Ltd.	10,962	113,303
Kumba Iron Ore Ltd.	1,584	63,628
Nampak Ltd.	12,087	37,542
Northam Platinum Ltd.[a]	5,930	22,114
PPC Ltd.	10,494	28,009

70	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MATERIALS ETF

January 31, 2014

Security	Shares	Value

Sappi Ltd.[a]	12,366	$38,110

		618,194
SOUTH KOREA — 15.32%
Cheil Industries Inc.	963	67,928
Hanwha Chemical Corp.	1,710	31,952
Hanwha Corp.	990	33,390
Hyosung Corp.	495	31,309
Hyundai Steel Co.	1,334	95,219
Korea Zinc Co. Ltd.	180	58,523
Kumho Petro Chemical Co. Ltd.	279	22,991
LG Chem Ltd.	936	227,365
Lotte Chemical Corp.	351	69,357
OCI Co. Ltd.	342	60,709
POSCO	1,332	371,469

		1,070,212
TAIWAN — 14.92%
Asia Cement Corp.	45,000	55,401
China Petrochemical Development Corp.	36,000	15,922
China Steel Corp.	234,310	201,461
Feng Hsin Iron & Steel Co. Ltd.	9,000	15,387
Formosa Chemicals & Fibre Corp.	65,000	170,344
Formosa Plastics Corp.	83,000	213,681
LCY Chemical Corp.	9,000	11,422
Nan Ya Plastics Corp.	99,000	215,988
Taiwan Cement Corp.	63,000	92,117
Taiwan Fertilizer Co. Ltd.	18,000	37,607
TSRC Corp.	9,000	12,788

		1,042,118
THAILAND — 2.89%
Indorama Ventures PCL NVDR	28,800	18,060
PTT Global Chemical PCL NVDR	34,262	73,953
Siam Cement PCL Foreign (The)	6,300	76,722
Siam Cement PCL NVDR (The)	2,700	33,208

		201,943
TURKEY — 0.59%
Eregli Demir ve Celik Fabrikalari TAS	28,485	34,143
Koza Altin Isletmeleri AS	801	6,820

		40,963

TOTAL COMMON STOCKS
(Cost: $7,311,518)		6,046,548

PREFERRED STOCKS — 13.15%

BRAZIL — 11.81%
Bradespar SA	4,500	41,436

Security	Shares	Value

Braskem SA Class A	2,700	$20,714
Gerdau SA	17,600	124,635
Klabin SA	9,900	50,444
Metalurgica Gerdau SA	5,700	50,415
Suzano Papel e Celulose SA Class A	5,400	21,227
Usinas Siderurgicas de Minas Gerais SA Class A	7,200	35,379
Vale SA Class A	38,800	480,634

		824,884
CHILE — 0.70%
Sociedad Quimica y Minera de Chile SA Series B	1,962	49,153

		49,153
COLOMBIA — 0.36%
Grupo Argos SA	2,829	25,413

		25,413
SOUTH KOREA — 0.28%
LG Chem Ltd.	153	19,226

		19,226

TOTAL PREFERRED STOCKS
(Cost: $980,183)		918,676

SHORT-TERM INVESTMENTS — 0.61%

MONEY MARKET FUNDS — 0.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	35,596	35,596
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	2,004	2,004
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	5,110	5,110

		42,710

TOTAL SHORT-TERM INVESTMENTS
(Cost: $42,710)		42,710

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MATERIALS ETF

January 31, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 100.31%
(Cost: $8,334,411)	$7,007,934
Other Assets, Less Liabilities — (0.31)%	(21,616)

NET ASSETS — 100.00%	$6,986,318

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

72	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROPE FINANCIALS ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.83%

AUSTRIA — 1.00%
Erste Group Bank AG	60,063	$2,187,351
IMMOEAST AG Escrow[a,b]	740	—
IMMOFINANZ AGa	224,590	1,059,745
IMMOFINANZ AG Escrow[a,b]	328	—
Raiffeisen International Bank Holding AGc	21,699	833,973
Vienna Insurance Group AG	8,880	421,524

		4,502,593
BELGIUM — 1.64%
Ageas	51,946	2,232,901
Groupe Bruxelles Lambert SA	18,736	1,693,357
KBC Groep NV	58,218	3,443,052

		7,369,310
DENMARK — 0.89%
Danske Bank A/Sa	152,440	3,438,279
TrygVesta A/S	5,821	555,468

		3,993,747
FINLAND — 1.15%
Pohjola Bank PLC Class A	32,389	637,702
Sampo OYJ Class A	97,680	4,537,974

		5,175,676
FRANCE — 12.21%
AXA SA	418,840	11,014,123
BNP Paribas SA	232,360	18,001,910
CNP Assurances SA	39,400	772,021
Credit Agricole SAa	233,470	3,144,368
Eurazeo	7,297	522,130
Fonciere des Regions	6,559	537,785
Gecina SA	5,083	620,486
Icade	8,404	737,792
Klepierre	23,310	1,011,569
Natixis	216,820	1,276,294
SCOR SE	35,890	1,164,491
Societe Generale	167,610	9,511,365
Unibail-Rodamco SE	22,570	5,439,053
Wendel	7,297	989,941

		54,743,328
GERMANY — 10.61%
Allianz SE Registered	106,190	17,728,478
Commerzbank AGa	225,330	3,836,344
Deutsche Bank AG Registered	237,540	11,496,811

Security	Shares	Value

Deutsche Boerse AG	44,935	$3,459,489
Deutsche Wohnen AG Bearer	69,658	1,305,259
Hannover Rueck SE Registered	13,939	1,107,169
Muenchener Rueckversicherungs-Gesellschaft AG Registered	41,810	8,635,040

		47,568,590
IRELAND — 0.47%
Bank of Ireland[a]	5,298,030	2,107,675

		2,107,675
ITALY — 5.64%
Assicurazioni Generali SpA	272,690	5,902,166
Banca Monte dei Paschi di Siena SpA[a,c]	1,516,312	345,371
Exor SpA	22,795	894,232
Intesa Sanpaolo SpA	2,710,990	7,348,372
Mediobanca SpA[a]	120,990	1,111,943
UniCredit SpA	1,011,950	7,614,834
Unione di Banche Italiane SpA	200,170	1,461,721
UnipolSai SpA[a]	210,160	633,141

		25,311,780
NETHERLANDS — 3.86%
AEGON NV	418,470	3,660,795
Corio NV	15,784	671,558
Delta Lloyd NV	43,840	1,128,314
ING Groep NV CVA[a]	894,290	11,866,992

		17,327,659
NORWAY — 1.06%
DNB ASA	227,550	3,838,476
Gjensidige Forsikring ASA	46,780	894,731

		4,733,207
PORTUGAL — 0.14%
Banco Espirito Santo SA Registered[a]	422,170	643,329

		643,329
SPAIN — 10.89%
Banco Bilbao Vizcaya Argentaria SA	1,351,240	16,144,827
Banco de Sabadell SA	792,910	2,344,929
Banco Popular Espanol SA	331,520	2,282,747
Banco Santander SA	2,652,530	22,929,021
Bankia SAa	939,800	1,632,369
CaixaBank SA	402,735	2,471,143
Mapfre SA	250,302	1,033,900

		48,838,936

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS ETF

January 31, 2014

Security	Shares	Value

SWEDEN — 6.94%
Industrivarden AB Class C	27,592	$500,316
Investment AB Kinnevik Class B	52,315	2,055,455
Investor AB Class B	106,190	3,442,229
Nordea Bank AB	707,810	9,482,591
Skandinaviska Enskilda Banken AB Class A	354,090	4,576,092
Svenska Handelsbanken AB Class A	116,180	5,530,184
Swedbank AB Class A	210,900	5,518,800

		31,105,667
SWITZERLAND — 11.74%
Baloise Holding AG Registered	10,987	1,316,280
Credit Suisse Group AG Registered	352,980	10,679,238
Julius Baer Group Ltd.[a]	52,873	2,571,695
Pargesa Holding SA Bearer	6,190	498,945
Partners Group Holding AG	3,976	943,458
Swiss Life Holding AG Registered[a]	7,297	1,575,988
Swiss Prime Site AG Registered[a]	12,463	970,178
Swiss Re AGa	82,140	7,110,667
UBS AG Registered[a]	850,260	16,889,723
Zurich Insurance Group AGa	34,780	10,111,604

		52,667,776
UNITED KINGDOM — 31.59%
3i Group PLC	227,180	1,394,122
Aberdeen Asset Management PLC	223,850	1,437,700
Admiral Group PLC	44,935	1,067,110
Aviva PLC	687,830	5,030,344
Barclays PLC	3,561,990	15,952,022
British Land Co. PLC	221,630	2,391,222
Direct Line Insurance Group PLC	252,516	1,098,913
Hammerson PLC	166,870	1,441,144
Hargreaves Lansdown PLC	49,731	1,214,514
HSBC Holdings PLC	4,350,090	44,825,210
ICAP PLC	128,760	817,875
Intu Properties PLC	158,504	822,117
Investec PLC	135,420	872,420
Land Securities Group PLC	183,520	3,103,525
Legal & General Group PLC	1,381,580	4,888,511
Lloyds Banking Group PLC[a]	11,646,860	15,944,482
London Stock Exchange Group PLC	41,070	1,241,936
Old Mutual PLC	1,143,670	3,242,249
Prudential PLC	596,810	12,044,562

Security	Shares	Value

Resolution Ltd.	331,520	$1,899,300
Royal Bank of Scotland Group PLC[a]	502,830	2,809,679
RSA Insurance Group PLC	855,810	1,364,287
Schroders PLC	23,902	969,081
SEGRO PLC	173,900	963,418
Standard Chartered PLC	565,360	11,521,348
Standard Life PLC	555,000	3,334,692

		141,691,783

TOTAL COMMON STOCKS
(Cost: $425,912,245)		447,781,056

RIGHTS — 0.11%

AUSTRIA — 0.00%
Raiffeisen International Bank Holding AGa,c	11,386	—

		—
SPAIN — 0 .11%
Banco Popular Espanol SAa	336,896	18,627
Banco Santander SAa	2,337,094	469,602

		488,229

TOTAL RIGHTS
(Cost: $501,102)		488,229

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	442,015	442,015
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	24,880	24,880
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	134,601	134,601

		601,496

TOTAL SHORT-TERM INVESTMENTS
(Cost: $601,496)		601,496

74	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS ETF

January 31, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 100.07%
(Cost: $427,014,843)	$448,870,781
Other Assets, Less Liabilities — (0.07)%	(334,620)

NET ASSETS — 100.00%	$448,536,161

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited)

iSHARES® MSCI FAR EAST FINANCIALS ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.81%

HONG KONG — 24.34%
AIA Group Ltd.	81,600	$375,696
Bank of East Asia Ltd. (The)	9,600	36,411
BOC Hong Kong (Holdings) Ltd.	26,000	79,023
Cheung Kong (Holdings) Ltd.	8,000	118,380
First Pacific Co. Ltd.	16,000	15,846
Hang Lung Properties Ltd.[a]	16,000	44,406
Hang Seng Bank Ltd.	5,200	81,367
Henderson Land Development Co. Ltd.	8,200	44,143
Hong Kong Exchanges and Clearing Ltd.	7,600	119,313
Hysan Development Co. Ltd.	4,000	15,815
Kerry Properties Ltd.	4,000	12,853
Link REIT (The)	16,000	72,326
New World Development Co. Ltd.	24,000	29,981
Sino Land Co. Ltd.	24,800	32,961
Sun Hung Kai Properties Ltd.	12,000	146,507
Swire Pacific Ltd. Class A	4,000	43,169
Swire Properties Ltd.	8,800	22,723
Wharf (Holdings) Ltd. (The)	8,600	58,701
Wheelock and Co. Ltd.	8,000	32,557

		1,382,178
JAPAN — 64.18%
Acom Co. Ltd.[b]	2,800	8,429
AEON Financial Service Co. Ltd.	400	9,417
AEON Mall Co. Ltd.	460	13,667
Aozora Bank Ltd.	8,000	23,062
Bank of Kyoto Ltd. (The)	4,000	32,397
Bank of Yokohama Ltd. (The)	8,000	40,869
Chiba Bank Ltd. (The)	4,000	25,729
Chugoku Bank Ltd. (The)	800	9,947
Credit Saison Co. Ltd.	1,200	29,969
Dai-ichi Life Insurance Co. Ltd. (The)	6,000	91,719
Daito Trust Construction Co. Ltd.	400	38,202
Daiwa House Industry Co. Ltd.	4,000	77,031
Daiwa Securities Group Inc.	12,000	114,134
Fukuoka Financial Group Inc.	4,000	16,904
Gunma Bank Ltd. (The)	4,000	21,533
Hachijuni Bank Ltd. (The)	4,000	22,435
Hiroshima Bank Ltd. (The)	4,000	16,395
Hokuhoku Financial Group Inc.	4,000	7,687

Security	Shares	Value

Hulic Co. Ltd.	1,600	$20,599
Iyo Bank Ltd. (The)	800	7,585
Japan Exchange Group Inc.	2,000	49,458
Japan Prime Realty Investment Corp.	4	13,767
Japan Real Estate Investment Corp.	8	41,496
Japan Retail Fund Investment Corp.	16	32,271
Joyo Bank Ltd. (The)	4,000	19,219
Mitsubishi Estate Co. Ltd.	8,000	199,637
Mitsubishi UFJ Financial Group Inc.	86,000	525,352
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,400	23,427
Mitsui Fudosan Co. Ltd.	5,000	161,249
Mizuho Financial Group Inc.	154,800	332,414
MS&AD Insurance Group Holdings Inc.	3,680	87,034
Nippon Building Fund Inc.	8	45,732
Nippon Prologis REIT Inc.	2	20,297
Nishi-Nippon City Bank Ltd. (The)	4,000	10,237
NKSJ Holdings Inc.	2,400	63,798
Nomura Holdings Inc.	24,400	173,457
Nomura Real Estate Holdings Inc.	800	16,442
Nomura Real Estate Office Fund Inc.	2	8,874
NTT Urban Development Corp.	800	7,954
ORIX Corp.	7,600	118,488
Resona Holdings Inc.	14,000	74,952
SBI Holdings Inc.	1,620	22,747
Seven Bank Ltd.	4,000	15,453
Shinsei Bank Ltd.	12,000	24,827
Shizuoka Bank Ltd. (The)	4,000	40,320
Sony Financial Holdings Inc.	1,200	19,756
Sumitomo Mitsui Financial Group Inc.	8,400	397,329
Sumitomo Mitsui Trust Holdings Inc.	20,940	101,636
Sumitomo Realty & Development Co. Ltd.	2,000	90,052
T&D Holdings Inc.	4,000	49,615
Tokio Marine Holdings Inc.	4,800	142,797
Tokyo Tatemono Co. Ltd.	3,000	28,534
Tokyu Fudosan Holdings Corp.[b]	4,000	34,789

76	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FAR EAST FINANCIALS ETF

January 31, 2014

Security	Shares	Value

United Urban Investment Corp.	16	$23,988

		3,645,108
SINGAPORE — 11.29%
Ascendas REIT	12,000	19,997
CapitaCommercial Trust	12,000	13,331
CapitaLand Ltd.	16,000	34,548
CapitaMall Trust Management Ltd.	16,000	23,408
CapitaMalls Asia Ltd.	8,000	11,015
City Developments Ltd.	4,000	27,382
DBS Group Holdings Ltd.	12,000	154,624
Global Logistic Properties Ltd.	20,000	43,968
Keppel Land Ltd.	4,000	9,889
Oversea-Chinese Banking Corp. Ltd.	16,000	116,414
Singapore Exchange Ltd.	8,000	42,873
United Overseas Bank Ltd.	8,000	125,176
UOL Group Ltd.	4,000	18,370

		640,995

TOTAL COMMON STOCKS
(Cost: $5,885,051)		5,668,281

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	7,602	$7,602
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	428	428
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	271	271

		8,301

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,301)		8,301

TOTAL INVESTMENTS IN SECURITIES — 99.96%
(Cost: $5,893,352)		$5,676,582
Other Assets, Less Liabilities — 0.04%		2,536

NET ASSETS — 100.00%		$5,679,118

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited)

iSHARES® MSCI KOKUSAI ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.47%

AUSTRALIA — 3.32%
AGL Energy Ltd.	9,844	$130,551
ALS Ltd.	6,321	43,845
Alumina Ltd.[a]	42,780	47,590
Amcor Ltd.	21,298	199,019
AMP Ltd.	45,724	170,348
APA Group	14,215	74,292
Asciano Ltd.	15,851	77,725
ASX Ltd.	3,460	107,531
Aurizon Holdings Ltd.	27,600	118,479
Australia and New Zealand Banking Group Ltd.	45,034	1,183,873
Bank of Queensland Ltd.	5,336	53,075
Bendigo and Adelaide Bank Ltd.	7,223	73,104
BGP Holdings PLC[a,b]	38,252	1
BHP Billiton Ltd.	52,900	1,687,897
Boral Ltd.	14,444	59,861
Brambles Ltd.	26,082	205,036
Caltex Australia Ltd.	2,438	41,097
CFS Retail Property Trust Group	42,918	72,645
Coca-Cola Amatil Ltd.	10,304	105,096
Cochlear Ltd.	966	48,235
Commonwealth Bank of Australia	26,588	1,721,990
Computershare Ltd.	7,912	77,109
Crown Resorts Ltd.	7,866	114,476
CSL Ltd.	8,096	496,300
Dexus Property Group	66,240	57,505
Echo Entertainment Group Ltd.	8,050	16,576
Federation Centres	16,560	32,798
Flight Centre Travel Group Ltd.	1,058	43,820
Fortescue Metals Group Ltd.	25,208	117,228
Goodman Group	26,542	108,147
GPT Group	26,680	84,035
Harvey Norman Holdings Ltd.	11,638	30,462
Iluka Resources Ltd.	7,038	53,915
Incitec Pivot Ltd.	29,670	74,037
Insurance Australia Group Ltd.	33,994	162,832
James Hardie Industries SE	8,556	96,300
Leighton Holdings Ltd.	2,760	39,613
Lend Lease Group	8,280	76,072
Macquarie Group Ltd.	4,948	233,514
Metcash Ltd.	13,524	35,635
Mirvac Group	57,230	83,388
National Australia Bank Ltd.	38,640	1,120,970

Security	Shares	Value

Newcrest Mining Ltd.	11,914	$100,311
Orica Ltd.	6,440	132,044
Origin Energy Ltd.	18,446	224,996
Qantas Airways Ltd.[a]	20,378	19,558
QBE Insurance Group Ltd.	20,286	203,368
Ramsay Health Care Ltd.	2,438	93,297
Rio Tinto Ltd.	7,218	413,381
Santos Ltd.	16,192	188,461
Seek Ltd.	5,106	55,286
Sonic Healthcare Ltd.	6,949	100,100
SP AusNet	38,732	41,904
Stockland Corp. Ltd.	37,776	119,643
Suncorp Group Ltd.	22,540	239,534
Sydney Airport	13,524	46,491
Tabcorp Holdings Ltd.	14,996	45,140
Tatts Group Ltd.	26,220	68,402
Telstra Corp. Ltd.	70,014	313,988
Toll Holdings Ltd.	9,890	48,236
Transurban Group	19,044	114,816
Treasury Wine Estates Ltd.	8,280	26,296
Wesfarmers Ltd.	16,403	601,088
Westfield Group	35,512	316,039
Westfield Retail Trust	49,082	129,329
Westpac Banking Corp.	51,290	1,381,448
Woodside Petroleum Ltd.	10,856	354,058
Woolworths Ltd.	20,286	603,023
WorleyParsons Ltd.	3,450	49,517

		15,405,776
AUSTRIA — 0.13%
Andritz AG	1,058	58,141
Erste Group Bank AG	4,122	150,113
IMMOEAST AG Escrow[a,b]	5,270	—
IMMOFINANZ AG	13,587	64,111
OMV AG	2,484	107,529
Raiffeisen International Bank Holding AG	1,288	49,503
Telekom Austria AG	4,186	36,619
Vienna Insurance Group AG	920	43,671
Voestalpine AG	1,932	86,617

		596,304
BELGIUM — 0.53%
Ageas	3,995	171,725
Anheuser-Busch InBev NV	13,156	1,260,536
Belgacom SA	2,349	67,125
Colruyt SA	1,380	78,329

78	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2014

Security	Shares	Value

Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	1,656	$106,546
Groupe Bruxelles Lambert SA	1,380	124,724
KBC Groep NV	4,094	242,122
Solvay SA	1,012	141,523
Telenet Group Holding NV	960	57,027
UCB SA	1,821	128,900
Umicore SA	1,821	77,920

		2,456,477
CANADA — 4.44%
Agnico-Eagle Mines Ltd.	2,852	88,659
Agrium Inc.	2,576	224,365
Alimentation Couche-Tard Inc. Class B	2,254	166,116
AltaGas Ltd.	1,288	47,849
ARC Resources Ltd.	4,922	128,243
ATCO Ltd. Class I NVS	920	41,142
Athabasca Oil Corp.[a]	5,612	40,217
Bank of Montreal	10,718	654,260
Bank of Nova Scotia	19,872	1,088,999
Barrick Gold Corp.	19,366	372,747
Baytex Energy Corp.	1,978	72,134
BCE Inc.	3,956	165,911
Bell Aliant Inc.	1,288	29,677
Blackberry Ltd.[a,c]	7,866	74,431
Bombardier Inc. Class B	25,668	92,547
Brookfield Asset Management Inc. Class A	9,431	357,802
Brookfield Office Properties Inc.	4,370	81,603
CAE Inc.	5,934	75,096
Cameco Corp.	6,670	141,602
Canadian Imperial Bank of Commerce	6,670	517,890
Canadian National Railway Co.	13,938	745,185
Canadian Natural Resources Ltd.	18,400	602,689
Canadian Oil Sands Ltd.	7,774	139,590
Canadian Pacific Railway Ltd.	2,806	424,920
Canadian Tire Corp. Ltd. Class A NVS	1,334	113,748
Canadian Utilities Ltd. Class A	2,208	75,056
Catamaran Corp.[a]	3,266	158,738
Cenovus Energy Inc.	12,650	330,617
CGI Group Inc. Class Aa	3,726	114,191
CI Financial Corp.	2,622	81,791
Crescent Point Energy Corp.	6,440	222,493

Security	Shares	Value

Dollarama Inc.	1,104	$83,175
Eldorado Gold Corp.	10,994	69,813
Empire Co. Ltd. Class A	506	32,263
Enbridge Inc.	12,650	530,530
Encana Corp.	12,512	224,665
Enerplus Corp.	3,654	66,070
Fairfax Financial Holdings Ltd.	184	70,732
Finning International Inc.	2,438	58,930
First Capital Realty Inc.	1,564	24,534
First Quantum Minerals Ltd.	9,154	163,630
Fortis Inc.	3,404	93,484
Franco-Nevada Corp.	2,576	124,878
George Weston Ltd.	828	57,606
Gildan Activewear Inc.	1,932	102,894
Goldcorp Inc.	13,708	341,670
Great-West Lifeco Inc.	4,600	130,580
H&R Real Estate Investment Trust	1,288	24,433
Husky Energy Inc.	5,382	159,729
IGM Financial Inc.	1,932	93,572
Imperial Oil Ltd.	4,968	202,962
Industrial Alliance Insurance and Financial Services Inc.	1,334	53,039
Intact Financial Corp.	2,070	125,876
Keyera Corp.	1,058	62,629
Kinross Gold Corp.	18,952	86,860
Loblaw Companies Ltd.[c]	1,932	74,546
Magna International Inc. Class A	3,726	316,139
Manulife Financial Corp.	30,273	557,971
MEG Energy Corp.[a]	2,346	64,954
Methanex Corp.	1,564	93,437
Metro Inc. Class A	1,564	89,790
National Bank of Canada	2,714	203,109
New Gold Inc.[a]	8,786	50,354
Onex Corp.	1,978	101,832
Open Text Corp.	1,058	104,723
Pacific Rubiales Energy Corp.	4,830	73,341
Pembina Pipeline Corp.	4,600	157,727
Pengrowth Energy Corp.	7,958	51,390
Penn West Petroleum Ltd.	7,360	54,988
Peyto Exploration & Development Corp.	2,024	59,252
Potash Corp. of Saskatchewan Inc.	14,315	448,343
Power Corp. of Canada	5,566	151,013
Power Financial Corp.	3,726	114,692

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2014

Security	Shares	Value

RioCan Real Estate Investment Trust	1,656	$36,805
Rogers Communications Inc. Class B	6,118	257,077
Royal Bank of Canada	23,598	1,458,909
Saputo Inc.	2,346	110,362
Shaw Communications Inc. Class B	6,348	139,890
Shoppers Drug Mart Corp.	3,266	171,949
Silver Wheaton Corp.	5,750	124,752
SNC-Lavalin Group Inc.	2,438	101,045
Sun Life Financial Inc.	9,614	316,716
Suncor Energy Inc.	24,610	807,642
Talisman Energy Inc.	17,986	193,419
Teck Resources Ltd. Class B	9,706	233,303
TELUS Corp. NVS	4,436	154,889
Thomson Reuters Corp.	6,302	227,108
Tim Hortons Inc.	2,438	126,279
Toronto-Dominion Bank (The)	15,042	1,299,471
Tourmaline Oil Corp.[a]	2,707	114,330
TransAlta Corp.	4,094	53,830
TransCanada Corp.	11,776	511,408
Turquoise Hill Resources Ltd.[a,c]	14,081	49,254
Valeant Pharmaceuticals International Inc.[a]	5,106	692,112
Vermilion Energy Inc.	1,564	86,017
Yamana Gold Inc.	12,742	119,197

		20,608,227
DENMARK — 0.57%
A.P. Moeller-Maersk A/S Class A	8	85,521
A.P. Moeller-Maersk A/S Class B	25	278,774
Carlsberg A/S Class B	1,794	174,759
Coloplast A/S Class B	1,840	138,038
Danske Bank A/Sa	11,040	249,007
DSV A/S	3,680	117,985
Novo Nordisk A/S Class B	32,430	1,283,567
Novozymes A/S Class B	3,818	164,777
TDC A/S	9,660	90,784
TrygVesta A/S	414	39,506
William Demant Holding A/Sa	463	42,550

		2,665,268
FINLAND — 0.40%
Elisa OYJ	2,530	64,927
Fortum OYJ	7,590	163,256
Kone OYJ Class B	5,244	213,568
Metso OYJ	2,208	69,140

Security	Shares	Value

Neste Oil OYJ[c]	2,208	$39,453
Nokia OYJ[a]	62,100	430,868
Nokian Renkaat OYJ	1,840	77,666
Orion OYJ Class B	1,564	40,875
Pohjola Bank PLC Class A	2,622	51,624
Sampo OYJ Class A	6,670	309,872
Stora Enso OYJ Class R	8,694	81,367
UPM-Kymmene OYJ	8,970	137,658
Wartsila OYJ Abp	2,898	157,379

		1,837,653
FRANCE — 4.49%
Accor SA	2,622	125,118
Aeroports de Paris	644	72,691
Airbus Group NV	9,660	685,350
Alcatel-Lucent[a]	46,322	187,215
ALSTOM	3,128	88,794
ArcelorMittal	16,284	270,545
Arkema SA	1,104	117,824
Atos SA	920	80,507
AXA SA	29,164	766,918
BNP Paribas SA	16,192	1,254,462
Bouygues SA	3,358	128,562
Bureau Veritas SA	3,312	86,179
Cap Gemini SA	2,484	169,399
Carrefour SA	9,890	340,831
Casino Guichard-Perrachon SA	874	90,224
CGG[a]	2,668	39,757
Christian Dior SA	920	168,358
CNP Assurances SA	2,944	57,686
Compagnie de Saint-Gobain	6,444	338,608
Compagnie Generale des Etablissements Michelin Class B	3,036	320,658
Credit Agricole SAa	16,698	224,888
Danone	9,522	629,268
Dassault Systemes SA	1,150	136,334
Edenred SA	2,898	80,976
Electricite de France	4,048	137,674
Essilor International SA	3,358	337,504
Eurazeo	501	35,849
Eutelsat Communications SA	2,438	74,024
Fonciere des Regions	552	45,259
GDF Suez	22,080	487,880
Gecina SA	368	44,922
Groupe Eurotunnel SA Registered	10,951	120,891
Icade	598	52,499

80	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2014

Security	Shares	Value

Iliad SA	506	$115,866
Imerys SA	276	22,485
JCDecaux SA	1,104	47,128
Kering	1,288	257,153
Klepierre	2,025	87,878
L’Air Liquide SA	5,244	659,092
L’Oreal SA	4,048	665,990
Lafarge SA	3,266	234,576
Lagardere SCA	2,116	74,777
Legrand SA	4,002	212,557
LVMH Moet Hennessy Louis Vuitton SA	4,232	754,189
Natixis	16,767	98,698
Orange	31,096	384,791
Pernod Ricard SA	3,545	380,728
Publicis Groupe SA	2,668	236,672
Remy Cointreau SA	322	24,048
Renault SA	3,082	269,158
Rexel SA	2,530	64,995
Safran SA	3,956	281,467
Sanofi	19,688	1,932,859
Schneider Electric SA	8,694	702,168
Schneider Electric SA New	295	23,788
SCOR SE	2,734	88,708
SES SA Class A FDR	5,382	172,847
Societe BIC SA	460	52,970
Societe Generale	11,842	671,998
Sodexo	1,702	167,758
STMicroelectronics NV	10,764	88,358
Suez Environnement SA	5,336	95,597
Technip SA	1,702	145,173
Thales SA	1,702	110,917
Total SA	35,190	2,009,265
Unibail-Rodamco SE	1,656	399,073
Valeo SA	1,242	138,832
Vallourec SA	1,748	87,325
Veolia Environnement	6,118	96,200
Vinci SA	7,590	497,087
Vivendi SA	19,597	526,965
Wendel	552	74,887
Zodiac Aerospace	598	105,401

		20,858,078
GERMANY — 3.95%
Adidas AG	3,450	385,646
Allianz SE Registered	7,452	1,244,115

Security	Shares	Value

Axel Springer SE	506	$32,399
BASF SE	15,134	1,623,125
Bayer AG Registered	13,708	1,809,588
Bayerische Motoren Werke AG	5,290	576,556
Beiersdorf AG	1,610	159,450
Brenntag AG	828	142,925
Celesio AG	1,564	51,674
Commerzbank AGa	16,036	273,020
Continental AG	1,748	376,573
Daimler AG Registered	15,778	1,321,967
Deutsche Bank AG Registered	17,066	825,985
Deutsche Boerse AG	3,312	254,987
Deutsche Lufthansa AG Registered[a]	4,462	106,294
Deutsche Post AG Registered	14,444	500,012
Deutsche Telekom AG Registered	47,242	764,499
Deutsche Wohnen AG Bearer	4,971	93,147
E.ON SE	30,038	545,639
Fraport AG	690	51,056
Fresenius Medical Care AG & Co. KGaA	3,496	246,099
Fresenius SE & Co. KGaA	2,024	315,663
GEA Group AG	3,266	153,206
Hannover Rueck SE Registered	1,012	80,383
HeidelbergCement AG	2,254	167,940
Henkel AG & Co. KGaA	2,116	205,911
Hochtief AG	598	47,692
Hugo Boss AG	552	69,899
Infineon Technologies AG	17,296	178,573
K+S AG Registered	2,784	82,934
Kabel Deutschland Holding AG	388	50,974
Lanxess AG	1,472	96,772
Linde AG	3,036	575,235
MAN SE	644	78,422
Merck KGaA	1,104	171,435
METRO AG	2,208	91,085
Muenchener Rueckversicherungs-Gesellschaft AG Registered	2,990	617,526
Osram Licht AGa	1,326	77,687
ProSiebenSat.1 Media AG Registered	3,104	139,349
QIAGEN NVa	4,002	87,781
RTL Group SAa	644	78,683
RWE AG	8,096	299,586
SAP AG	14,996	1,145,827
Siemens AG Registered	13,156	1,666,994

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2014

Security	Shares	Value

Sky Deutschland AGa	7,314	$66,587
Suedzucker AG	1,334	33,281
Telefonica Deutschland Holding AGd	3,174	25,314
ThyssenKrupp AGa	6,210	159,911
United Internet AG Registered[e]	1,656	72,400
Volkswagen AG	598	145,440

		18,367,246
HONG KONG — 1.33%
AIA Group Ltd.	193,200	889,514
ASM Pacific Technology Ltd.	4,600	43,128
Bank of East Asia Ltd. (The)	18,480	70,090
BOC Hong Kong (Holdings) Ltd.	46,000	139,810
Cheung Kong (Holdings) Ltd.	26,000	384,736
CLP Holdings Ltd.	23,000	173,578
Galaxy Entertainment Group Ltd.[a]	46,000	452,014
Hang Lung Properties Ltd.	46,000	127,666
Hang Seng Bank Ltd.	13,800	215,936
HKT Trust and HKT Ltd.	46,000	44,135
Hong Kong and China Gas Co. Ltd. (The)	92,020	189,378
Hong Kong Exchanges and Clearing Ltd.	19,100	299,852
Hutchison Whampoa Ltd.	46,000	570,794
Kerry Properties Ltd.	23,000	73,904
Li & Fung Ltd.[c]	92,000	127,962
Link REIT (The)	46,000	207,938
MGM China Holdings Ltd.	18,400	72,749
MTR Corp. Ltd.	23,000	81,309
New World Development Co. Ltd.	46,000	57,464
PCCW Ltd.	46,000	20,972
Power Assets Holdings Ltd.	23,000	172,690
Sands China Ltd.	36,800	283,649
Sino Land Co. Ltd.	92,000	122,275
SJM Holdings Ltd.	46,000	143,661
Sun Hung Kai Properties Ltd.	30,000	366,268
Swire Pacific Ltd. Class A	23,000	248,223
Swire Properties Ltd.	18,400	47,512
Wharf (Holdings) Ltd. (The)	46,800	319,442
Wheelock and Co. Ltd.	17,000	69,184
Wynn Macau Ltd.	18,400	78,555
Yue Yuen Industrial (Holdings) Ltd.	23,000	71,090

		6,165,478
IRELAND — 0.13%
Bank of Ireland[a]	324,622	129,142
CRH PLC	12,148	312,327

Security	Shares	Value

Irish Bank Resolution Corp. Ltd.[a,b]	6,552	$—
Kerry Group PLC Class A	2,622	176,441

		617,910
ISRAEL — 0.22%
Bank Hapoalim BM	17,894	93,272
Bank Leumi le-Israel BMa	20,378	77,798
Bezeq The Israel Telecommunication Corp. Ltd.	25,576	39,159
Delek Group Ltd. (The)	92	32,850
Israel Chemicals Ltd.	7,544	61,717
Israel Corp. Ltd. (The)[a]	46	23,193
Mizrahi Tefahot Bank Ltd.	2,070	25,278
NICE Systems Ltd.	1,012	39,584
Teva Pharmaceutical Industries Ltd.	13,846	616,706

		1,009,557
ITALY — 1.07%
Assicurazioni Generali SpA	19,458	421,154
Atlantia SpA	5,953	135,672
Banca Monte dei Paschi di Siena SpA[a,c]	111,320	25,355
CNH Industrial NVa	14,674	154,351
Enel Green Power SpA	30,176	76,220
Enel SpA	107,193	489,753
Eni SpA	42,136	957,460
Exor SpA	1,288	50,527
Fiat SpA[a]	14,402	143,624
Finmeccanica SpA[a]	6,716	59,051
Intesa Sanpaolo SpA	197,340	534,907
Luxottica Group SpA	2,898	154,135
Mediobanca SpA[a]	9,062	83,283
Pirelli & C. SpA	3,910	63,063
Prysmian SpA	2,990	73,144
Saipem SpA	4,370	102,541
Snam SpA	33,258	182,540
Telecom Italia SpA	153,916	171,240
Telecom Italia SpA RNC	107,548	90,646
Tenaris SA	7,728	173,207
Terna SpA	28,658	139,206
UniCredit SpA	73,232	551,064
Unione di Banche Italiane SpA	12,837	93,741
UnipolSai SpA[a]	14,858	44,762

		4,970,646
NETHERLANDS — 1.22%
AEGON NV	28,612	250,299
Akzo Nobel NV	4,048	291,562

82	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2014

Security	Shares	Value

ASML Holding NV	5,888	$500,078
Chicago Bridge & Iron Co. NV	1,610	120,734
Corio NV	1,082	46,036
Delta Lloyd NV	2,951	75,950
Fugro NV CVA	1,242	65,011
Gemalto NVc	1,334	150,609
Heineken Holding NV	1,702	98,167
Heineken NV	3,818	233,033
ING Groep NV CVA[a]	62,836	833,817
Koninklijke Ahold NV	16,284	271,533
Koninklijke DSM NV	2,416	160,070
Koninklijke KPN NVa	55,338	206,938
Koninklijke Philips NV	15,640	545,000
Koninklijke Vopak NV	1,196	65,773
OCI NVa	1,518	70,431
Randstad Holding NV	1,932	122,779
Reed Elsevier NV	11,408	235,225
Royal Boskalis Westminster NV CVA	1,104	53,001
TNT Express NV	5,579	49,219
Unilever NV CVA	26,634	995,089
Wolters Kluwer NV	4,692	129,585
Ziggo NV	2,622	113,980

		5,683,919
NEW ZEALAND — 0.05%
Auckland International Airport Ltd.	29,256	86,362
Contact Energy Ltd.	7,268	30,331
Fletcher Building Ltd.	9,798	71,951
Telecom Corp. of New Zealand Ltd.	28,888	54,903

		243,547
NORWAY — 0.36%
Aker Solutions ASA	2,852	43,530
DNB ASA	16,100	271,586
Gjensidige Forsikring ASA	3,358	64,226
Norsk Hydro ASA	18,083	81,822
Orkla ASA	11,454	88,777
Seadrill Ltd.	5,888	210,722
Statoil ASA	18,860	445,581
Subsea 7 SA	5,014	85,935
Telenor ASA	11,408	236,150
Yara International ASA	3,132	128,970

		1,657,299
PORTUGAL — 0.08%
Banco Espirito Santo SA Registered[a]	29,234	44,549

Security	Shares	Value

Energias de Portugal SA	34,868	$131,001
Galp Energia SGPS SA Class B	5,290	81,896
Jeronimo Martins SGPS SA	4,324	74,084
Portugal Telecom SGPS SA Registered	12,609	55,518

		387,048
SINGAPORE — 0.66%
Ascendas REIT	48,000	79,987
CapitaLand Ltd.	46,000	99,327
CapitaMall Trust Management Ltd.	46,200	67,590
City Developments Ltd.	4,000	27,382
ComfortDelGro Corp. Ltd.	46,000	69,637
DBS Group Holdings Ltd.	32,000	412,330
Genting Singapore PLC	92,800	100,191
Global Logistic Properties Ltd.	46,000	101,127
Golden Agri-Resources Ltd.	184,000	74,855
Hutchison Port Holdings Trust	92,000	61,180
Jardine Cycle & Carriage Ltd.	1,000	27,382
Keppel Corp. Ltd.	46,200	375,904
Noble Group Ltd.	92,163	68,499
Olam International Ltd.[c]	22,000	25,473
Oversea-Chinese Banking Corp. Ltd.	45,000	327,414
Singapore Press Holdings Ltd.[c]	40,000	124,863
Singapore Technologies Engineering Ltd.	46,000	136,395
Singapore Telecommunications Ltd.	138,000	381,114
United Overseas Bank Ltd.	24,000	375,528
Wilmar International Ltd.	46,000	112,283

		3,048,461
SPAIN — 1.54%
Abertis Infraestructuras SA	6,478	144,798
Actividades de Construcciones y Servicios SA	2,537	89,227
Amadeus IT Holding SA Class A	6,256	247,654
Banco Bilbao Vizcaya Argentaria SA	94,800	1,132,685
Banco de Sabadell SA	58,421	172,773
Banco Popular Espanol SA	22,256	153,248
Banco Santander SA	186,096	1,608,652
Bankia SAa	68,770	119,449
CaixaBank SA	27,646	169,633
Distribuidora Internacional de Alimentacion SA	9,890	81,410
Enagas SA	3,329	91,133
Ferrovial SA	5,618	107,998

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2014

Security	Shares	Value

Gas Natural SDG SA	5,888	$145,744
Grifols SA	2,530	131,168
Iberdrola SA	77,652	479,293
Iberdrola SA New[a]	2,157	13,314
Industria de Diseno Textil SA	3,588	535,633
International Consolidated Airlines Group SAa	16,998	116,378
Mapfre SA	14,812	61,183
Red Electrica Corporacion SA	1,824	127,686
Repsol SA	14,684	344,161
Telefonica SA	67,804	1,046,040
Zardoya Otis SA	2,769	46,490

		7,165,750
SWEDEN — 1.46%
Alfa Laval AB	6,072	147,482
Assa Abloy AB Class B	5,290	264,250
Atlas Copco AB Class A	11,086	301,443
Atlas Copco AB Class B	6,394	160,089
Boliden AB	5,060	77,026
Electrolux AB Class B	4,094	87,056
Elekta AB Class B	6,072	88,582
Getinge AB Class B	3,634	125,016
Hennes & Mauritz AB Class B	15,732	678,671
Hexagon AB Class B	3,956	125,759
Husqvarna AB Class B	5,570	32,350
Investment AB Kinnevik Class B	3,634	142,780
Investor AB Class B	6,946	225,160
Lundin Petroleum ABa	3,772	65,227
Millicom International Cellular SA SDR	1,104	107,597
Nordea Bank AB	50,554	677,276
Sandvik AB	16,330	229,252
Scania AB Class B	5,750	117,878
Securitas AB Class B	5,750	59,817
Skandinaviska Enskilda Banken AB Class A	24,748	319,832
Skanska AB Class B	6,808	134,367
SKF AB Class B	5,980	158,676
Svenska Cellulosa AB Class B	9,476	269,970
Svenska Handelsbanken AB Class A	8,418	400,698
Swedbank AB Class A	15,180	397,228
Swedish Match AB	3,680	107,934
Tele2 AB Class B	4,876	53,779

Security	Shares	Value

Telefonaktiebolaget LM Ericsson Class B	50,278	$614,439
TeliaSonera AB	39,192	291,027
Volvo AB Class B	24,886	329,978

		6,790,639
SWITZERLAND — 4.12%
ABB Ltd. Registered	35,926	897,307
Actelion Ltd. Registered	1,681	158,142
Adecco SA Registered	2,271	178,917
Aryzta AG	1,426	112,345
Baloise Holding AG Registered	910	109,021
Barry Callebaut AG Registered	46	54,551
Compagnie Financiere Richemont SA Class A Bearer	8,464	786,447
Credit Suisse Group AG Registered	24,889	753,005
EMS-Chemie Holding AG Registered	138	47,503
Geberit AG Registered	644	187,159
Givaudan SA Registered	142	210,417
Holcim Ltd. Registered	3,542	258,126
Julius Baer Group Ltd.	3,910	190,179
Kuehne & Nagel International AG Registered	782	104,048
Lindt & Spruengli AG Participation Certificates	9	40,446
Lindt & Spruengli AG Registered	2	107,315
Lonza Group AG Registered	962	96,821
Nestle SA Registered	52,900	3,843,449
Novartis AG Registered	37,766	2,994,091
Pargesa Holding SA Bearer	578	46,590
Partners Group Holding AG	322	76,407
Roche Holding AG Genusschein	11,546	3,178,289
Schindler Holding AG Participation Certificates	782	113,546
Schindler Holding AG Registered	414	60,935
SGS SA Registered	92	208,553
Sika AG Bearer	46	151,767
Sonova Holding AG Registered	828	113,917
Sulzer AG Registered	414	62,581
Swatch Group AG (The) Bearer	506	301,985
Swatch Group AG (The) Registered	738	75,907
Swiss Life Holding AG Registered	598	129,155
Swiss Prime Site AG Registered	1,012	78,779
Swiss Re AG	5,750	497,764
Swisscom AG Registered	368	202,641

84	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2014

Security	Shares	Value

Syngenta AG Registered	1,518	$538,210
Transocean Ltd.	5,980	260,620
UBS AG Registered	60,030	1,192,447
Zurich Insurance Group AG	2,438	708,801

		19,128,183
UNITED KINGDOM — 9.90%
3i Group PLC	17,388	106,704
Aberdeen Asset Management PLC	13,248	85,087
Admiral Group PLC	3,220	76,468
Aggreko PLC	4,324	109,863
AMEC PLC	5,658	95,776
Anglo American PLC	22,540	531,943
Antofagasta PLC	5,750	80,371
ARM Holdings PLC	23,046	354,131
Associated British Foods PLC	5,290	236,038
AstraZeneca PLC	20,884	1,324,307
Aviva PLC	50,048	366,019
Babcock International Group PLC	5,014	114,540
BAE Systems PLC	55,277	389,816
Barclays PLC	254,252	1,138,643
BG Group PLC	56,534	949,548
BHP Billiton PLC	35,236	1,039,749
BP PLC	311,144	2,444,251
British American Tobacco PLC	31,510	1,510,054
British Land Co. PLC	14,030	151,373
British Sky Broadcasting Group PLC	17,710	254,964
BT Group PLC	131,744	829,901
Bunzl PLC	4,554	103,882
Burberry Group PLC	7,452	177,336
Capita PLC	9,568	154,651
Carnival PLC	3,220	132,351
Centrica PLC	86,758	443,717
Cobham PLC	22,586	109,018
Coca-Cola HBC AG SP ADR	2,959	78,118
Compass Group PLC	30,406	454,984
Croda International PLC	2,116	83,878
Diageo PLC	41,630	1,231,845
Direct Line Insurance Group PLC	13,662	59,455
easyJet PLC[c]	2,898	78,299
Experian PLC	17,020	290,904
Fresnillo PLC	3,818	48,284
G4S PLC	23,966	94,056
GKN PLC	25,944	168,120
GlaxoSmithKline PLC	81,236	2,088,054
Glencore Xstrata PLC	170,706	904,763

Security	Shares	Value

Hammerson PLC	13,575	$117,238
Hargreaves Lansdown PLC	3,542	86,502
HSBC Holdings PLC	308,568	3,179,618
ICAP PLC	9,522	60,483
IMI PLC	4,370	107,513
Imperial Tobacco Group PLC	16,422	599,960
Inmarsat PLC	6,808	78,376
InterContinental Hotels Group PLC	5,014	162,333
Intertek Group PLC	2,714	126,316
Intu Properties PLC	5,982	31,027
Investec PLC	8,740	56,306
ITV PLC	60,628	195,791
J Sainsbury PLC	23,506	133,238
Johnson Matthey PLC	3,395	180,274
Kingfisher PLC	40,986	248,957
Land Securities Group PLC	14,858	251,265
Legal & General Group PLC	104,696	370,451
Lloyds Banking Group PLC[a]	831,358	1,138,124
London Stock Exchange Group PLC	2,898	87,634
Marks & Spencer Group PLC	27,922	216,089
Meggitt PLC	13,110	111,068
Melrose Industries PLC	20,056	101,948
National Grid PLC	60,582	785,556
Next PLC	2,622	269,320
Nobel Corp. PLC	4,186	129,892
Old Mutual PLC	79,497	225,370
Pearson PLC	14,260	260,604
Persimmon PLC	4,186	90,328
Petrofac Ltd.	4,554	86,443
Prudential PLC	42,642	860,582
Randgold Resources Ltd.	1,518	104,605
Reckitt Benckiser Group PLC	10,718	803,750
Reed Elsevier PLC	19,274	280,965
Resolution Ltd.	24,886	142,574
Rexam PLC	14,865	120,439
Rio Tinto PLC	20,976	1,118,132
Rolls-Royce Holdings PLC	31,293	610,456
Royal Bank of Scotland Group PLC[a]	34,408	192,263
Royal Dutch Shell PLC Class A	62,698	2,167,468
Royal Dutch Shell PLC Class B	41,676	1,523,957
RSA Insurance Group PLC	48,622	77,511
SABMiller PLC	15,548	700,135
Sage Group PLC (The)	19,948	133,855
Schroders PLC	1,932	78,331
SEGRO PLC	7,682	42,559

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2014

Security	Shares	Value

Serco Group PLC	9,660	$69,393
Severn Trent PLC	3,772	107,058
Shire PLC	8,832	441,690
Smith & Nephew PLC	15,916	229,137
Smiths Group PLC	5,382	127,192
SSE PLC	15,364	330,017
Standard Chartered PLC	40,066	816,496
Standard Life PLC	38,226	229,679
Tate & Lyle PLC	7,866	97,925
Tesco PLC	135,194	711,768
Travis Perkins PLC	2,990	85,453
TUI Travel PLC	9,798	68,500
Tullow Oil PLC	15,226	197,808
Unilever PLC	21,390	822,238
United Utilities Group PLC	10,859	127,779
Vodafone Group PLC	801,412	2,983,846
Weir Group PLC (The)	3,174	109,230
Whitbread PLC	3,404	209,842
William Hill PLC	10,810	59,053
Wm Morrison Supermarkets PLC	36,662	144,545
Wolseley PLC	4,733	255,289
WPP PLC	20,516	430,566

		45,991,371
UNITED STATES — 59.50%
3M Co.	10,672	1,368,044
Abbott Laboratories	25,438	932,557
AbbVie Inc.	26,082	1,284,017
Accenture PLC Class A	10,672	852,479
ACE Ltd.	5,704	535,092
Actavis PLC[a]	2,830	534,813
Activision Blizzard Inc.	7,820	133,957
Adobe Systems Inc.[a]	7,774	460,143
ADT Corp. (The)	3,581	107,573
Advance Auto Parts Inc.	1,196	137,313
AES Corp. (The)	11,776	165,571
Aetna Inc.	6,256	427,472
Affiliated Managers Group Inc.[a]	828	164,971
Aflac Inc.	7,682	482,276
AGCO Corp.	1,656	88,314
Agilent Technologies Inc.	5,382	312,963
Air Products and Chemicals Inc.	3,542	372,406
Airgas Inc.	1,150	118,726
Akamai Technologies Inc.[a]	3,128	149,143
Albemarle Corp.	1,380	88,568
Alcoa Inc.	18,446	212,313

Security	Shares	Value

Alexion Pharmaceuticals Inc.[a]	3,220	$511,111
Alleghany Corp.[a]	276	102,763
Allergan Inc.	4,968	569,333
Alliance Data Systems Corp.[a,c]	736	176,390
Alliant Energy Corp.	2,162	112,338
Allstate Corp. (The)	7,820	400,384
Altera Corp.	5,198	173,769
Altria Group Inc.	33,028	1,163,246
Amazon.com Inc.[a]	6,026	2,161,466
Ameren Corp.	4,048	153,176
American Capital Agency Corp.	5,612	117,571
American Electric Power Co. Inc.	8,096	395,166
American Express Co.	15,962	1,357,089
American International Group Inc.	23,322	1,118,523
American Tower Corp.	6,762	546,911
American Water Works Co. Inc.	2,852	121,410
Ameriprise Financial Inc.	3,358	354,739
AmerisourceBergen Corp.	3,818	256,646
AMETEK Inc.	3,947	195,061
Amgen Inc.	12,466	1,482,831
Amphenol Corp. Class A	2,668	231,796
Anadarko Petroleum Corp.	8,326	671,825
Analog Devices Inc.	5,336	257,569
Annaly Capital Management Inc.	15,548	167,452
ANSYS Inc.[a]	1,518	119,209
Aon PLC	4,922	396,024
Apache Corp.	6,440	516,874
Apple Inc.	14,996	7,506,998
Applied Materials Inc.	19,780	332,700
Arch Capital Group Ltd.[a,c]	2,162	116,337
Archer-Daniels-Midland Co.	10,810	426,779
Arrow Electronics Inc.[a]	1,518	77,995
Ashland Inc.	1,012	93,924
Assurant Inc.	1,389	90,771
AT&T Inc.	87,446	2,913,701
Autodesk Inc.[a]	3,818	195,672
Autoliv Inc.	1,748	158,491
Automatic Data Processing Inc.	7,866	602,536
AutoZone Inc.[a]	598	296,046
Avago Technologies Ltd.	3,956	216,156
AvalonBay Communities Inc.	1,840	227,240
Avery Dennison Corp.	1,748	86,124
Avnet Inc.	2,438	100,129
Avon Products Inc.	7,544	112,330
Axis Capital Holdings Ltd.	1,748	78,695

86	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2014

Security	Shares	Value

B/E Aerospace Inc.[a]	1,702	$135,258
Baker Hughes Inc.	7,176	406,449
Ball Corp.	2,346	120,092
Bank of America Corp.	177,284	2,969,507
Bank of New York Mellon Corp. (The)	19,182	613,057
Baxter International Inc.	8,878	606,367
BB&T Corp.	11,776	440,540
Beam Inc.	2,484	206,917
Becton, Dickinson and Co.	3,266	353,120
Bed Bath & Beyond Inc.[a]	3,680	234,968
Berkshire Hathaway Inc. Class Ba	18,124	2,022,638
Best Buy Co. Inc.	4,324	101,787
Biogen Idec Inc.[a]	3,910	1,222,422
BioMarin Pharmaceutical Inc.[a]	2,254	155,256
BlackRock Inc.[f]	2,208	663,438
Boeing Co. (The)	11,868	1,486,586
BorgWarner Inc.	3,772	202,556
Boston Properties Inc.	2,622	283,412
Boston Scientific Corp.[a]	23,426	316,954
Bristol-Myers Squibb Co.	27,002	1,349,290
Broadcom Corp. Class A	8,280	246,413
Brown-Forman Corp. Class B NVS	2,162	166,474
Bunge Ltd.	2,300	174,248
C.H. Robinson Worldwide Inc.	2,622	153,492
C.R. Bard Inc.	1,242	160,951
CA Inc.	4,876	156,422
Cablevision NY Group Class A	3,665	58,787
Cabot Oil & Gas Corp.	7,176	286,896
Calpine Corp.[a]	5,566	105,643
Camden Property Trust	1,104	68,249
Cameron International Corp.[a]	4,094	245,517
Campbell Soup Co.	3,312	136,488
Capital One Financial Corp.	9,614	678,845
Cardinal Health Inc.	5,704	387,986
CareFusion Corp.[a]	3,181	129,689
CarMax Inc.[a]	3,496	157,705
Carnival Corp.	6,486	254,186
Caterpillar Inc.	10,764	1,010,847
CBRE Group Inc. Class Aa	5,198	137,955
CBS Corp. Class B NVS	9,246	542,925
Celanese Corp. Series A	2,576	130,449
Celgene Corp.[a]	6,716	1,020,362
CenterPoint Energy Inc.	6,854	160,384
CenturyLink Inc.	9,706	280,115

Security	Shares	Value

Cerner Corp.[a,c]	5,244	$298,331
CF Industries Holdings Inc.	966	223,011
Charles Schwab Corp. (The)	18,492	458,971
Charter Communications Inc. Class Aa,c	966	132,342
Cheniere Energy Inc.[a]	3,404	149,572
Chesapeake Energy Corp.	8,556	230,242
Chevron Corp.	32,062	3,579,081
Chipotle Mexican Grill Inc.[a]	506	279,292
Chubb Corp. (The)	3,981	336,554
Church & Dwight Co. Inc.	2,300	148,534
Cigna Corp.	4,692	404,966
Cimarex Energy Co.	1,472	144,227
Cincinnati Financial Corp.	2,576	124,807
Cintas Corp.	1,886	107,634
Cisco Systems Inc.	87,906	1,926,020
CIT Group Inc.	3,220	149,891
Citigroup Inc.	50,002	2,371,595
Citrix Systems Inc.[a]	3,174	171,618
Clorox Co. (The)	1,978	174,598
CME Group Inc.	5,295	395,854
CMS Energy Corp.	3,818	106,102
Coach Inc.	4,738	226,903
Cobalt International Energy Inc.[a]	5,238	85,746
Coca-Cola Co. (The)	65,504	2,477,361
Coca-Cola Enterprises Inc.	4,508	195,151
Cognizant Technology Solutions Corp. Class Aa	4,968	481,499
Cole Real Estate Investment Inc.	7,820	118,473
Colgate-Palmolive Co.	15,134	926,655
Comcast Corp. Class A	34,822	1,896,058
Comcast Corp. Class A Special NVS	8,280	433,458
Comerica Inc.	3,128	143,262
Computer Sciences Corp.	2,254	136,164
ConAgra Foods Inc.	6,900	219,351
Concho Resources Inc.[a]	1,702	166,439
ConocoPhillips	19,136	1,242,883
CONSOL Energy Inc.	3,910	146,038
Consolidated Edison Inc.	4,692	255,292
Constellation Brands Inc. Class Aa	2,668	204,556
Continental Resources Inc.[a]	782	86,176
Core Laboratories NV	782	139,915
Corning Inc.	23,690	407,705
Costco Wholesale Corp.	7,222	811,464

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2014

Security	Shares	Value

Covidien PLC	7,728	$527,359
Cree Inc.[a,c]	1,978	119,511
Crown Castle International Corp.[a]	5,520	391,699
Crown Holdings Inc.[a]	2,346	96,421
CSX Corp.	16,560	445,630
Cummins Inc.	2,852	362,147
CVS Caremark Corp.	20,240	1,370,653
D.R. Horton Inc.	4,784	112,328
Danaher Corp.	9,614	715,185
Darden Restaurants Inc.	2,208	109,164
DaVita HealthCare Partners Inc.[a]	2,852	185,180
Deere & Co.	6,072	521,949
Delphi Automotive PLC	4,968	302,501
Delta Air Lines Inc.	3,818	116,869
Denbury Resources Inc.[a]	6,578	105,708
DENTSPLY International Inc.	2,438	112,489
Devon Energy Corp.	6,348	375,929
Diamond Offshore Drilling Inc.	1,058	51,355
Dick’s Sporting Goods Inc.	1,564	82,110
Digital Realty Trust Inc.[c]	2,024	103,204
DIRECTV[a,c]	8,464	587,655
Discover Financial Services	8,050	431,882
Discovery Communications Inc. Series Aa	2,392	190,834
Discovery Communications Inc. Series C NVS[a]	1,518	111,907
DISH Network Corp. Class Aa	3,681	207,535
Dollar General Corp.[a]	5,060	284,979
Dollar Tree Inc.[a]	3,726	188,238
Dominion Resources Inc.	9,568	649,763
Dover Corp.	2,898	250,851
Dow Chemical Co. (The)	19,826	902,281
Dr Pepper Snapple Group Inc.	3,588	171,793
DTE Energy Co.	2,806	191,425
Duke Energy Corp.	11,592	818,627
Duke Realty Corp.	5,382	84,551
Dun & Bradstreet Corp. (The)	736	80,960
E.I. du Pont de Nemours and Co.	15,180	926,132
Eastman Chemical Co.	2,438	190,066
Eaton Corp. PLC	7,912	578,288
Eaton Vance Corp. NVS	1,748	66,546
eBay Inc.[a]	19,320	1,027,824
Ecolab Inc.	4,324	434,735
Edison International	5,060	243,690
Edwards Lifesciences Corp.[a]	1,932	125,812

Security	Shares	Value

Electronic Arts Inc.[a]	5,428	$143,299
Eli Lilly and Co.	16,560	894,406
EMC Corp.	33,948	822,899
Emerson Electric Co.	11,822	779,543
Energen Corp.	1,058	74,822
Energizer Holdings Inc.	1,012	95,634
Ensco PLC Class A	3,864	194,630
Entergy Corp.	2,990	188,460
EOG Resources Inc.	4,508	744,902
EQT Corp.	2,484	230,540
Equifax Inc.	2,162	151,470
Equinix Inc.[a]	828	153,346
Equity Residential	5,428	300,603
Estee Lauder Companies Inc. (The) Class A	3,910	268,773
Everest Re Group Ltd.	828	119,861
Exelon Corp.	14,053	407,537
Expedia Inc.	1,794	116,574
Expeditors International of Washington Inc.	3,588	146,606
Express Scripts Holding Co.[a]	13,294	992,929
Exxon Mobil Corp.	72,496	6,681,231
F5 Networks Inc.[a]	1,334	142,738
Facebook Inc. Class Aa	28,382	1,775,862
Family Dollar Stores Inc.	1,702	105,218
Fastenal Co.	4,738	208,140
Federal Realty Investment Trust	1,023	111,507
FedEx Corp.	4,922	656,201
Fidelity National Financial Inc. Class A	3,700	116,698
Fidelity National Information Services Inc.	4,738	240,217
Fifth Third Bancorp	13,432	282,341
First Republic Bank	1,656	80,366
FirstEnergy Corp.	6,992	220,178
Fiserv Inc.[a]	4,508	252,673
FleetCor Technologies Inc.[a]	1,150	122,268
Flextronics International Ltd.[a]	11,270	91,850
FLIR Systems Inc.	2,346	74,415
Flowserve Corp.	2,254	163,032
Fluor Corp.	2,852	216,638
FMC Corp.	2,212	156,234
FMC Technologies Inc.[a]	3,956	195,585
Ford Motor Co.	60,628	906,995
Forest Laboratories Inc.[a]	4,140	274,482

88	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2014

Security	Shares	Value

Fossil Group Inc.[a]	874	$97,739
Franklin Resources Inc.	6,900	358,869
Freeport-McMoRan Copper & Gold Inc.	16,904	547,859
Frontier Communications Corp.[c]	16,928	79,562
GameStop Corp. Class A	1,886	66,142
Gap Inc. (The)	5,244	199,692
Garmin Ltd.	1,978	89,109
General Dynamics Corp.	4,968	503,308
General Electric Co.	168,084	4,223,951
General Growth Properties Inc.	7,176	144,525
General Mills Inc.	10,534	505,843
General Motors Co.[a]	15,732	567,611
Genuine Parts Co.	2,622	215,659
Gilead Sciences Inc.[a]	25,346	2,044,155
Goldman Sachs Group Inc. (The)	6,948	1,140,306
Google Inc. Class Aa	4,508	5,323,813
Green Mountain Coffee Roasters Inc.	2,162	175,122
H&R Block Inc.	4,600	139,840
Halliburton Co.	13,708	671,829
Harley-Davidson Inc.	3,680	227,019
Harris Corp.	1,886	130,775
Hartford Financial Services Group Inc. (The)	7,268	241,661
Hasbro Inc.	1,932	94,900
HCA Holdings Inc.[a]	4,830	242,804
HCP Inc.	6,946	271,936
Health Care REIT Inc.[c]	4,232	245,117
Helmerich & Payne Inc.	1,840	161,994
Henry Schein Inc.[a]	1,380	158,548
Herbalife Ltd.[c]	1,448	93,208
Hershey Co. (The)	2,530	251,482
Hertz Global Holdings Inc.[a]	6,808	177,144
Hess Corp.	5,060	381,979
Hewlett-Packard Co.	31,556	915,124
HollyFrontier Corp.	3,174	146,956
Hologic Inc.[a]	4,186	89,413
Home Depot Inc. (The)	23,644	1,817,041
Honeywell International Inc.	12,328	1,124,683
Hormel Foods Corp.	2,254	102,422
Hospira Inc.[a]	2,714	119,443
Host Hotels & Resorts Inc.	11,316	208,101
Hudson City Bancorp Inc.	8,924	80,673
Humana Inc.	2,576	250,645

Security	Shares	Value

IHS Inc. Class Aa	1,104	$125,205
Illinois Tool Works Inc.	7,084	558,715
Illumina Inc.[a,c]	1,978	300,656
Ingersoll-Rand PLC	4,876	286,660
Integrys Energy Group Inc.	1,564	84,988
Intel Corp.	81,926	2,010,464
IntercontinentalExchange Group Inc.	1,795	374,778
International Business Machines Corp.	17,204	3,039,603
International Flavors & Fragrances Inc.	1,518	131,580
International Game Technology	4,462	64,387
International Paper Co.	6,946	331,602
Interpublic Group of Companies Inc. (The)	7,038	114,860
Intuit Inc.	4,646	340,319
Intuitive Surgical Inc.[a]	644	262,482
Invesco Ltd.	7,314	243,190
Iron Mountain Inc.	2,669	70,488
J.B. Hunt Transport Services Inc.	1,518	113,926
J.M. Smucker Co. (The)	1,774	170,996
J.P. Morgan Chase & Co.	61,916	3,427,670
Jacobs Engineering Group Inc.[a]	2,024	122,877
Johnson & Johnson	46,506	4,114,386
Johnson Controls Inc.	11,316	521,894
Joy Global Inc.	1,797	94,864
Juniper Networks Inc.[a]	8,096	215,435
Kansas City Southern Industries Inc.	1,840	194,286
KBR Inc.	2,392	74,870
Kellogg Co.	4,094	237,370
KeyCorp	16,203	206,750
Kimberly-Clark Corp.	6,210	679,188
Kimco Realty Corp.	7,590	158,707
Kinder Morgan Inc.	11,178	380,164
Kinder Morgan Management LLC[a,c]	1,858	140,227
KLA-Tencor Corp.	2,668	164,002
Kohl’s Corp.	3,450	174,673
Kraft Foods Group Inc.	9,752	510,517
Kroger Co. (The)	8,142	293,926
L Brands Inc.	4,094	214,362
L-3 Communications Holdings Inc.	1,472	163,495
Laboratory Corp. of America Holdings[a,c]	1,518	136,362
Lam Research Corp.[a]	2,668	135,027
Las Vegas Sands Corp.	6,762	517,428

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2014

Security	Shares	Value

Legg Mason Inc.	2,024	$85,716
Leggett & Platt Inc.	2,484	74,570
Leidos Holdings Inc.	1,025	46,473
Lennar Corp. Class A	2,438	97,910
Leucadia National Corp.	5,060	138,290
Level 3 Communications Inc.[a]	2,806	90,073
Liberty Global PLC Series Aa,c	3,358	268,405
Liberty Global PLC Series C NVS[a]	2,760	218,951
Liberty Interactive Corp. Series Aa	7,912	211,330
Liberty Media Corp.[a]	1,564	205,807
Liberty Property Trust	1,978	71,999
Life Technologies Corp.[a]	2,902	220,755
Lincoln National Corp.	4,278	205,472
Linear Technology Corp.	3,726	165,956
LinkedIn Corp. Class Aa	1,610	346,488
LKQ Corp.[a]	4,600	124,522
Lockheed Martin Corp.	4,416	666,419
Loews Corp.	5,612	250,239
Lorillard Inc.	6,256	307,920
Lowe’s Companies Inc.	17,205	796,419
LSI Corp.	10,028	110,609
Lululemon Athletica Inc.[a]	1,702	77,764
LyondellBasell Industries NV Class A	6,992	550,690
M&T Bank Corp.	1,932	215,437
Macerich Co. (The)	2,191	124,011
Macy’s Inc.	6,394	340,161
Manpowergroup Inc.	1,472	114,669
Marathon Oil Corp.	11,592	380,102
Marathon Petroleum Corp.	5,060	440,473
Marriott International Inc. Class A	4,140	204,102
Marsh & McLennan Companies Inc.	9,246	422,635
Martin Marietta Materials Inc.	690	75,217
Marvell Technology Group Ltd.	7,084	105,764
Masco Corp.	6,256	132,377
MasterCard Inc. Class A	17,480	1,322,886
Mattel Inc.	5,658	214,099
Maxim Integrated Products Inc.	4,738	143,372
McCormick & Co. Inc. NVS	2,116	135,805
McDonald’s Corp.	16,284	1,533,464
McGraw Hill Financial Inc.	4,186	318,303
McKesson Corp.	3,818	665,897
MDU Resources Group Inc.	2,806	89,904
Mead Johnson Nutrition Co. Class A	3,404	261,734
MeadWestvaco Corp.	3,036	109,509

Security	Shares	Value

Medtronic Inc.	16,698	$944,439
Merck & Co. Inc.	48,116	2,548,704
MetLife Inc.	15,456	758,117
Mettler-Toledo International Inc.[a]	506	124,628
MGM Resorts International[a]	6,026	146,793
Michael Kors Holdings Ltd.[a]	3,174	253,698
Microchip Technology Inc.	3,174	142,386
Micron Technology Inc.[a]	16,744	385,782
Microsoft Corp.	130,686	4,946,465
Mohawk Industries Inc.[a]	1,058	150,426
Molson Coors Brewing Co. Class B NVS	2,438	128,336
Mondelez International Inc. Class A	28,106	920,471
Monsanto Co.	8,694	926,346
Monster Beverage Corp.[a]	2,300	156,170
Moody’s Corp.	3,404	253,870
Morgan Stanley	24,564	724,884
Mosaic Co. (The)	5,014	223,925
Motorola Solutions Inc.	3,910	249,458
Murphy Oil Corp.	3,082	174,472
Mylan Inc.[a,c]	6,210	281,996
Nabors Industries Ltd.	4,646	79,354
NASDAQ OMX Group Inc. (The)	1,978	75,461
National Oilwell Varco Inc.	6,992	524,470
NetApp Inc.	5,612	237,612
Netflix Inc.[a,c]	874	357,754
NetSuite Inc.[a,c]	552	58,059
New York Community Bancorp Inc.	7,222	116,924
Newell Rubbermaid Inc.	4,462	137,876
Newmont Mining Corp.	8,050	173,880
News Corp. Class A NVS[a]	6,305	100,628
NextEra Energy Inc.	7,130	655,461
Nielsen Holdings NV	4,462	188,698
Nike Inc. Class B	11,776	857,882
NiSource Inc.	4,830	166,007
Noble Energy Inc.	5,980	372,733
Nordstrom Inc.	2,714	155,919
Norfolk Southern Corp.	5,198	481,283
Northeast Utilities	5,198	227,672
Northern Trust Corp.	3,772	227,150
Northrop Grumman Corp.	3,634	419,909
NRG Energy Inc.	4,968	138,359
Nuance Communications Inc.[a,c]	4,140	63,466
Nucor Corp.	5,060	244,651
NVIDIA Corp.	10,074	158,162
O’Reilly Automotive Inc.[a]	1,840	241,003

90	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2014

Security	Shares	Value

Occidental Petroleum Corp.	13,110	$1,148,043
Oceaneering International Inc.	1,702	115,991
Ocwen Financial Corp.[a]	1,932	85,278
OGE Energy Corp.	3,220	109,705
Omnicare Inc.	1,932	120,673
Omnicom Group Inc.	4,232	307,159
ONEOK Inc.	3,542	242,592
Oracle Corp.	57,270	2,113,263
Owens-Illinois Inc.[a]	3,036	97,273
PACCAR Inc.	5,658	316,848
Pall Corp.	2,024	162,122
Parker Hannifin Corp.	2,530	286,826
PartnerRe Ltd.	878	86,193
Patterson Companies Inc.	1,426	56,983
Paychex Inc.	5,428	226,999
Peabody Energy Corp.	4,462	76,077
Pentair Ltd. Registered	3,354	249,303
People’s United Financial Inc.	4,692	66,673
Pepco Holdings Inc.	4,094	79,546
PepsiCo Inc.	25,300	2,033,108
Perrigo Co. PLC	2,146	334,046
PetSmart Inc.	1,748	110,124
Pfizer Inc.	109,158	3,318,403
PG&E Corp.	7,682	323,796
Pharmacyclics Inc.[a]	1,012	134,667
Philip Morris International Inc.	26,542	2,073,992
Phillips 66	9,614	702,687
Pinnacle West Capital Corp.	2,116	111,365
Pioneer Natural Resources Co.	2,254	381,647
Plum Creek Timber Co. Inc.	3,312	142,648
PNC Financial Services Group Inc. (The)[f]	8,970	716,524
Polaris Industries Inc.	966	120,943
PPG Industries Inc.	2,254	411,039
PPL Corp.	9,660	295,306
Praxair Inc.	4,876	608,135
Precision Castparts Corp.	2,438	621,080
Priceline.com Inc.[a]	874	1,000,634
Principal Financial Group Inc.	4,784	208,439
Procter & Gamble Co. (The)	45,172	3,461,079
Progressive Corp. (The)	9,200	213,808
Prologis Inc.	8,142	315,584
Prudential Financial Inc.	7,774	656,048
Public Service Enterprise Group Inc.	8,280	276,055
Public Storage	2,392	376,955

Security	Shares	Value

PulteGroup Inc.	5,290	$107,493
PVH Corp.	1,334	161,241
QEP Resources Inc.	2,944	90,940
QUALCOMM Inc.	28,152	2,089,441
Quanta Services Inc.[a]	3,312	103,235
Quest Diagnostics Inc.	2,530	132,825
Rackspace Hosting Inc.[a]	2,024	73,694
Ralph Lauren Corp.	1,012	158,773
Range Resources Corp.	2,668	229,955
Raymond James Financial Inc.	1,840	93,674
Rayonier Inc.	1,656	73,295
Raytheon Co.	5,244	498,547
Realogy Holdings Corp.[a]	2,392	109,003
Realty Income Corp.[c]	3,520	143,546
Red Hat Inc.[a]	3,128	176,732
Regency Centers Corp.	1,610	77,505
Regeneron Pharmaceuticals Inc.[a]	1,288	371,704
Regions Financial Corp.	23,092	234,846
RenaissanceRe Holdings Ltd.	828	75,108
Republic Services Inc.	4,876	156,178
ResMed Inc.[c]	2,162	94,285
Reynolds American Inc.	5,428	263,258
Robert Half International Inc.	2,484	103,782
Rock-Tenn Co. Class A	1,150	116,702
Rockwell Automation Inc.	2,392	274,697
Rockwell Collins Inc.	2,346	177,264
Roper Industries Inc.	1,564	214,643
Ross Stores Inc.	3,450	234,289
Rowan Companies PLC Class Aa	2,024	63,493
Royal Caribbean Cruises Ltd.	2,576	127,770
Safeway Inc.	3,956	123,585
Salesforce.com Inc.[a]	9,292	562,445
SanDisk Corp.	4,002	278,339
SBA Communications Corp. Class Aa,c	2,116	196,259
SCANA Corp.	2,070	97,849
Schlumberger Ltd.	21,758	1,905,348
Scripps Networks Interactive Inc. Class A	1,472	106,749
Seagate Technology PLC	5,428	286,924
Sealed Air Corp.	3,036	94,693
Sears Holdings Corp.[a,c]	690	25,095
SEI Investments Co.	2,898	98,706
Sempra Energy	3,864	358,231
Sensata Technologies Holding NVa	1,886	70,612

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2014

Security	Shares	Value

ServiceNow Inc.[a,c]	2,070	$131,300
Sherwin-Williams Co. (The)	1,472	269,759
Sigma-Aldrich Corp.	2,070	192,448
Simon Property Group Inc.	5,106	790,613
Sirius XM Holdings Inc.[a]	52,210	186,912
SL Green Realty Corp.	1,517	142,249
SLM Corp.	7,452	169,608
Southern Co. (The)	14,720	607,053
Southwest Airlines Co.	4,278	89,624
Southwestern Energy Co.[a]	5,796	235,839
Spectra Energy Corp.	10,856	390,273
Sprint Corp.[a]	17,296	143,038
SPX Corp.	782	77,864
St. Jude Medical Inc.	4,646	282,152
Stanley Black & Decker Inc.	2,392	185,141
Staples Inc.	11,362	149,524
Starbucks Corp.	12,374	880,039
Starwood Hotels & Resorts Worldwide Inc.	3,358	250,876
State Street Corp.	7,452	498,911
Stericycle Inc.[a,c]	1,334	156,158
Stryker Corp.	4,830	374,808
SunTrust Banks Inc.	8,970	332,069
Superior Energy Services Inc.	2,576	60,897
Symantec Corp.	11,684	250,154
Synopsys Inc.[a]	2,576	102,679
Sysco Corp.	9,982	350,169
T-Mobile US Inc.	3,896	119,101
T. Rowe Price Group Inc.	4,278	335,566
Target Corp.	9,844	557,564
TD Ameritrade Holding Corp.	3,634	113,562
TE Connectivity Ltd.	6,670	376,922
Teradata Corp.[a]	2,760	113,491
Tesla Motors Inc.[a,c]	1,380	250,346
Tesoro Corp.	2,162	111,386
Texas Instruments Inc.	17,986	762,606
Textron Inc.	4,692	166,566
Thermo Fisher Scientific Inc.	5,934	683,241
Tiffany & Co.	2,024	168,377
Time Warner Cable Inc.	4,646	619,172
Time Warner Inc.	15,088	947,979
TJX Companies Inc. (The)	11,592	664,917
Toll Brothers Inc.[a]	2,405	88,384
Torchmark Corp.	1,610	120,991
Total System Services Inc.	2,944	87,967

Security	Shares	Value

Towers Watson & Co. Class A	1,104	$129,080
Tractor Supply Co.	2,300	152,973
TransDigm Group Inc.	782	130,617
Travelers Companies Inc. (The)	6,210	504,749
Trimble Navigation Ltd.[a,c]	4,232	136,821
TripAdvisor Inc.[a]	1,840	142,030
TRW Automotive Holdings Corp.[a]	1,932	143,258
Twenty-First Century Fox Inc. Class A	25,162	800,655
Twenty-First Century Fox Inc. Class B	7,038	219,867
Tyco International Ltd.	7,774	314,769
Tyson Foods Inc. Class A	4,784	178,922
U.S. Bancorp	30,314	1,204,375
UDR Inc.	4,324	105,246
Ulta Salon, Cosmetics & Fragrance Inc.[a]	1,058	90,681
Under Armour Inc. Class Aa,c	1,242	134,273
Union Pacific Corp.	7,682	1,338,512
United Continental Holdings Inc.[a]	1,656	75,911
United Parcel Service Inc. Class B	11,822	1,125,809
United Technologies Corp.	14,306	1,631,170
UnitedHealth Group Inc.	16,606	1,200,282
Universal Health Services Inc. Class B	1,518	124,506
Unum Group	4,738	152,564
Urban Outfitters Inc.[a]	1,932	69,204
Valero Energy Corp.	9,108	465,419
Vantiv Inc. Class Aa	2,070	62,804
Varian Medical Systems Inc.[a]	1,886	153,351
Ventas Inc.	4,692	292,734
VeriSign Inc.[a,c]	2,530	148,637
Verisk Analytics Inc. Class Aa	2,392	152,753
Verizon Communications Inc.	47,380	2,275,188
Vertex Pharmaceuticals Inc.[a]	3,864	305,411
VF Corp.	5,888	344,154
Viacom Inc. Class B NVS	6,946	570,267
Visa Inc. Class A	8,464	1,823,399
VMware Inc. Class Aa,c	1,334	120,247
Vornado Realty Trust	2,760	253,451
Vulcan Materials Co.	2,208	136,300
W.R. Berkley Corp.	1,748	67,752
W.W. Grainger Inc.	966	226,508
Wal-Mart Stores Inc.	27,094	2,023,380
Walgreen Co.	14,812	849,468

92	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2014

Security	Shares	Value

Walt Disney Co. (The)	27,922	$2,027,416
Waste Management Inc.	7,176	299,813
Waters Corp.[a]	1,472	159,373
Weatherford International Ltd.[a]	13,064	176,887
WellPoint Inc.	4,968	427,248
Wells Fargo & Co.	83,720	3,795,865
Western Digital Corp.	3,496	301,250
Western Union Co.	9,476	145,930
Weyerhaeuser Co.	9,522	284,517
Whirlpool Corp.	1,288	171,690
Whiting Petroleum Corp.[a]	1,978	115,476
Whole Foods Market Inc.	5,704	298,091
Williams Companies Inc. (The)	11,454	463,772
Willis Group Holdings PLC	2,852	122,807
Windstream Holdings Inc.[c]	9,246	69,160
Wisconsin Energy Corp.	3,772	160,951
Workday Inc. Class Aa	1,380	123,565
Wyndham Worldwide Corp.	2,346	166,425
Wynn Resorts Ltd.	1,334	290,038
Xcel Energy Inc.	8,004	231,396
Xerox Corp.	19,734	214,114
Xilinx Inc.	4,462	207,126
XL Group PLC	5,060	145,424
Xylem Inc.	2,760	92,074
Yahoo! Inc.[a]	15,916	573,294
Yum! Brands Inc.	7,314	491,135
Zimmer Holdings Inc.	2,944	276,648
Zoetis Inc.	8,256	250,652

		276,395,067

TOTAL COMMON STOCKS
(Cost: $396,618,089)		462,049,904

PREFERRED STOCKS — 0.28%

GERMANY — 0.28%
Bayerische Motoren Werke AG	966	77,654
Fuchs Petrolub SE	506	45,651
Henkel AG & Co. KGaA	2,944	319,119
Porsche Automobil Holding SE	2,530	247,733
Volkswagen AG	2,392	606,599

		1,296,756

TOTAL PREFERRED STOCKS
(Cost: $900,547)		1,296,756

Security	Shares	Value

RIGHTS — 0.01%

AUSTRIA — 0.00%
Raiffeisen International Bank Holding AGa	874	$—

		—
SPAIN — 0.01%
Actividades Construccion y Servicios SAa	2,537	1,444
Banco Popular Espanol SAa	22,256	1,230
Banco Santander SAa	186,096	37,393

		40,067

TOTAL RIGHTS
(Cost: $41,189)		40,067

SHORT-TERM INVESTMENTS — 1.13%

MONEY MARKET FUNDS — 1.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[f,g,h]	4,714,073	4,714,073
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[f,g,h]	265,349	265,349
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	264,873	264,873

		5,244,295

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,244,295)		5,244,295

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

January 31, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 100.89%
(Cost: $402,804,120)	$468,631,022
Other Assets, Less Liabilities — (0.89)%	(4,123,404)

NET ASSETS — 100.00%	$464,507,618

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

94	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2014

	iShares Developed Small-Cap ex North America ETF	iShares MSCI ACWI ETF	iShares MSCI ACWI ex U.S. ETF

ASSETS
Investments, at cost:
Unaffiliated	$38,366,077	$4,711,264,887	$1,507,755,356
Affiliated (Note 2)	893,049	88,178,754	14,972,265

Total cost of investments	$39,259,126	$4,799,443,641	$1,522,727,621

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$43,534,248	$5,218,492,372	$1,549,968,480
Affiliated (Note 2)	893,049	90,532,912	14,972,265

Total fair value of investments	44,427,297	5,309,025,284	1,564,940,745
Foreign currency, at value[b]	71,255	8,471,111	2,250,747
Cash	—	48,147	—
Receivables:
Investment securities sold	—	4,151	860,418
Due from custodian (Note 4)	—	25,334,200	16,348
Dividends and interest	59,978	6,316,044	2,715,803
Capital shares sold	—	3,961,212	—

Total Assets	44,558,530	5,353,160,149	1,570,784,061

LIABILITIES
Payables:
Investment securities purchased	—	34,453,857	16,615
Collateral for securities on loan (Note 1)	870,797	74,003,912	14,832,060
Capital shares redeemed	—	—	70,204
Foreign taxes (Note 1)	6	101	31
Investment advisory fees (Note 2)	18,967	1,497,277	482,162

Total Liabilities	889,770	109,955,147	15,401,072

NET ASSETS	$43,668,760	$5,243,205,002	$1,555,382,989

Net assets consist of:
Paid-in capital	$43,066,411	$4,674,006,671	$1,464,150,779
Distributions in excess of net investment income	(472,727)	(612,906)	(4,198,172)
Undistributed net realized gain (accumulated net realized loss)	(4,092,721)	60,316,770	53,213,892
Net unrealized appreciation	5,167,797	509,494,467	42,216,490

NET ASSETS	$43,668,760	$5,243,205,002	$1,555,382,989

Shares outstanding[c]	1,000,000	95,200,000	35,200,000

Net asset value per share	$43.67	$55.08	$44.19

[a]	Securities on loan with values of $813,655, $71,620,888 and $14,126,470, respectively. See Note 1.
[b]	Cost of foreign currency: $71,762, $8,569,798 and $2,265,017, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	95

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2014

	iShares MSCI Emerging Markets Financials ETF	iShares MSCI Emerging Markets Materials ETF	iShares MSCI Europe Financials ETF

ASSETS
Investments, at cost:
Unaffiliated	$6,302,009	$8,291,701	$426,413,347
Affiliated (Note 2)	19,420	42,710	601,496

Total cost of investments	$6,321,429	$8,334,411	$427,014,843

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$5,574,569	$6,965,224	$448,269,285
Affiliated (Note 2)	19,420	42,710	601,496

Total fair value of investments	5,593,989	7,007,934	448,870,781
Foreign currency, at value[b]	9,076	9,335	306,882
Receivables:
Investment securities sold	—	3,366	—
Due from custodian (Note 4)	—	—	1,022,563
Dividends and interest	9,969	15,103	62,318
Capital shares sold	—	—	7,058

Total Assets	5,613,034	7,035,738	450,269,602

LIABILITIES
Payables:
Investment securities purchased	—	7,679	1,022,563
Collateral for securities on loan (Note 1)	18,483	37,600	466,895
Capital shares redeemed	—	—	75,640
Investment advisory fees (Note 2)	3,360	4,141	168,343

Total Liabilities	21,843	49,420	1,733,441

NET ASSETS	$5,591,191	$6,986,318	$448,536,161

Net assets consist of:
Paid-in capital	$7,453,534	$11,101,541	$421,476,226
Distributions in excess of net investment income	(1,873)	(10,747)	(250,990)
Undistributed net realized gain (accumulated net realized loss)	(1,132,714)	(2,777,658)	5,457,373
Net unrealized appreciation (depreciation)	(727,756)	(1,326,818)	21,853,552

NET ASSETS	$5,591,191	$6,986,318	$448,536,161

Shares outstanding[c]	250,000	450,000	18,500,000

Net asset value per share	$22.36	$15.53	$24.25

[a]	Securities on loan with values of $17,268, $35,147 and $444,989, respectively. See Note 1.
[b]	Cost of foreign currency: $9,175, $9,451 and $310,137, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

96	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2014

	iShares MSCI Far East Financials ETF	iShares MSCI Kokusai ETF

ASSETS
Investments, at cost:
Unaffiliated	$5,885,051	$396,512,369
Affiliated (Note 2)	8,301	6,291,751

Total cost of investments	$5,893,352	$402,804,120

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$5,668,281	$462,006,765
Affiliated (Note 2)	8,301	6,624,257

Total fair value of investments	5,676,582	468,631,022
Foreign currency, at value[b]	9,766	412,489
Cash	—	3,594
Receivables:
Dividends and interest	3,244	540,748

Total Assets	5,689,592	469,587,853

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	8,030	4,979,422
Investment advisory fees (Note 2)	2,444	100,813

Total Liabilities	10,474	5,080,235

NET ASSETS	$5,679,118	$464,507,618

Net assets consist of:
Paid-in capital	$5,709,271	$382,915,771
Distributions in excess of net investment income	(68,172)	(64,148)
Undistributed net realized gain	254,651	15,832,299
Net unrealized appreciation (depreciation)	(216,632)	65,823,696

NET ASSETS	$5,679,118	$464,507,618

Shares outstanding[c]	200,000	9,200,000

Net asset value per share	$28.40	$50.49

[a]	Securities on loan with values of $7,632 and $4,843,942, respectively. See Note 1.
[b]	Cost of foreign currency: $9,660 and $418,915, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	97

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2014

	iShares Developed Small-Cap ex North America ETF	iShares MSCI ACWI ETF	iShares MSCI ACWI ex U.S. ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$369,988	$45,065,940	$18,068,511
Dividends — affiliated (Note 2)	—	113,418	—
Interest — unaffiliated	—	3	—
Interest — affiliated (Note 2)	6	666	173
Securities lending income — affiliated (Note 2)	16,238	196,323	143,939

	386,232	45,376,350	18,212,623
Less: Other foreign taxes (Note 1)	(6)	(74,561)	(60,883)

Total investment income	386,226	45,301,789	18,151,740

EXPENSES
Investment advisory fees (Note 2)	107,257	7,758,824	3,014,356

Total expenses	107,257	7,758,824	3,014,356

Net investment income	278,969	37,542,965	15,137,384

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(294,102)	(8,304,798)	(10,135,119)
In-kind redemptions — unaffiliated	—	133,913,242	119,927,762
In-kind redemptions — affiliated (Note 2)	—	305,090	—
Foreign currency transactions	1,467	(19,660)	(24,706)

Net realized gain (loss)	(292,635)	125,893,874	109,767,937

Net change in unrealized appreciation/depreciation on:
Investments	5,131,464	67,656,615	(19,337,281)
Translation of assets and liabilities in foreign currencies	(665)	(29,290)	37,934

Net change in unrealized appreciation/depreciation	5,130,799	67,627,325	(19,299,347)

Net realized and unrealized gain	4,838,164	193,521,199	90,468,590

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,117,133	$231,064,164	$105,605,974

[a]	Net of foreign withholding tax of $19,084, $1,665,661 and $1,319,491, respectively.

See notes to financial statements.

98	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2014

	iShares MSCI Emerging Markets Financials ETF	iShares MSCI Emerging Markets Materials ETF	iShares MSCI Europe Financials ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$52,767	$78,274	$2,121,141
Interest — affiliated (Note 2)	1	1	23
Securities lending income — affiliated (Note 2)	381	503	9,008

	53,149	78,778	2,130,172
Less: Other foreign taxes (Note 1)	(378)	—	—

Total investment income	52,771	78,778	2,130,172

EXPENSES
Investment advisory fees (Note 2)	20,535	22,451	687,869

Total expenses	20,535	22,451	687,869

Net investment income	32,236	56,327	1,442,303

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(838,537)	(2,077,621)	(474,606)
In-kind redemptions — unaffiliated	—	—	7,676,854
Foreign currency transactions	(3,620)	(6,867)	42,442

Net realized gain (loss)	(842,157)	(2,084,488)	7,244,690

Net change in unrealized appreciation/depreciation on:
Investments	533,568	2,023,400	13,250,858
Translation of assets and liabilities in foreign currencies	(250)	(514)	(3,597)

Net change in unrealized appreciation/depreciation	533,318	2,022,886	13,247,261

Net realized and unrealized gain (loss)	(308,839)	(61,602)	20,491,951

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(276,603)	$(5,275)	$21,934,254

[a]	Net of foreign withholding tax of $5,901, $11,917 and $25,395, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	99

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2014

	iShares MSCI Far East Financials ETF	iShares MSCI Kokusai ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$63,590	$5,366,650
Dividends — affiliated (Note 2)	—	16,727
Interest — affiliated (Note 2)	1	70
Securities lending income — affiliated (Note 2)	127	15,179

Total investment income	63,718	5,398,626

EXPENSES
Investment advisory fees (Note 2)	15,391	639,477

Total expenses	15,391	639,477

Net investment income	48,327	4,759,149

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(30,804)	414,434
Investments — affiliated (Note 2)	—	946
In-kind redemptions — unaffiliated	379,880	29,418,616
In-kind redemptions — affiliated (Note 2)	—	110,288
Foreign currency transactions	(1,210)	32,807

Net realized gain	347,866	29,977,091

Net change in unrealized appreciation/depreciation on:
Investments	(427,613)	2,695,786
Translation of assets and liabilities in foreign currencies	176	(834)

Net change in unrealized appreciation/depreciation	(427,437)	2,694,952

Net realized and unrealized gain (loss)	(79,571)	32,672,043

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(31,244)	$37,431,192

[a]	Net of foreign withholding tax of $2,661 and $129,423, respectively.

See notes to financial statements.

100	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Developed Small-Cap ex North America ETF		iShares MSCI ACWI ETF
	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$278,969	$890,047	$37,542,965	$82,022,078
Net realized gain (loss)	(292,635)	(794,492)	125,893,874	98,149,043
Net change in unrealized appreciation/depreciation	5,130,799	7,063,720	67,627,325	443,644,269

Net increase in net assets resulting from operations	5,117,133	7,159,275	231,064,164	623,815,390

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(577,975)	(1,030,942)	(41,713,035)	(81,254,852)

Total distributions to shareholders	(577,975)	(1,030,942)	(41,713,035)	(81,254,852)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	7,666,364	1,438,731,324	1,201,558,138
Cost of shares redeemed	—	—	(434,838,819)	(393,622,369)

Net increase in net assets from capital share transactions	—	7,666,364	1,003,892,505	807,935,769

INCREASE IN NET ASSETS	4,539,158	13,794,697	1,193,243,634	1,350,496,307

NET ASSETS
Beginning of period	39,129,602	25,334,905	4,049,961,368	2,699,465,061

End of period	$43,668,760	$39,129,602	$5,243,205,002	$4,049,961,368

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(472,727)	$(173,721)	$(612,906)	$3,557,164

SHARES ISSUED AND REDEEMED
Shares sold	—	200,000	25,800,000	24,400,000
Shares redeemed	—	—	(8,000,000)	(7,800,000)

Net increase in shares outstanding	—	200,000	17,800,000	16,600,000

See notes to financial statements.

FINANCIAL STATEMENTS	101

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex U.S. ETF		iShares MSCI Emerging Markets Financials ETF
	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$15,137,384	$35,484,882	$32,236	$123,906
Net realized gain (loss)	109,767,937	6,673,469	(842,157)	13,546
Net change in unrealized appreciation/depreciation	(19,299,347)	135,673,909	533,318	(349,872)

Net increase (decrease) in net assets resulting from operations	105,605,974	177,832,260	(276,603)	(212,420)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(20,034,736)	(34,921,642)	(32,869)	(121,037)

Total distributions to shareholders	(20,034,736)	(34,921,642)	(32,869)	(121,037)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	340,930,969	603,024,666	—	3,983,643
Cost of shares redeemed	(475,989,345)	(127,212,142)	—	(1,209,955)

Net increase (decrease) in net assets from capital share transactions	(135,058,376)	475,812,524	—	2,773,688

INCREASE (DECREASE) IN NET ASSETS	(49,487,138)	618,723,142	(309,472)	2,440,231

NET ASSETS
Beginning of period	1,604,870,127	986,146,985	5,900,663	3,460,432

End of period	$1,555,382,989	$1,604,870,127	$5,591,191	$5,900,663

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(4,198,172)	$699,180	$(1,873)	$(1,240)

SHARES ISSUED AND REDEEMED
Shares sold	7,800,000	14,600,000	—	150,000
Shares redeemed	(10,400,000)	(3,200,000)	—	(50,000)

Net increase (decrease) in shares outstanding	(2,600,000)	11,400,000	—	100,000

See notes to financial statements.

102	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Emerging Markets Materials ETF		iShares MSCI Europe Financials ETF
	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$56,327	$160,256	$1,442,303	$1,449,307
Net realized gain (loss)	(2,084,488)	(931,387)	7,244,690	(215,928)
Net change in unrealized appreciation/depreciation	2,022,886	(429,933)	13,247,261	11,849,324

Net increase (decrease) in net assets resulting from operations	(5,275)	(1,201,064)	21,934,254	13,082,703

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(72,366)	(186,408)	(1,811,295)	(1,367,561)

Total distributions to shareholders	(72,366)	(186,408)	(1,811,295)	(1,367,561)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,444,852	3,185,687	358,020,958	63,245,906
Cost of shares redeemed	—	(3,767,235)	(23,647,229)	(2,688,416)

Net increase (decrease) in net assets from capital share transactions	2,444,852	(581,548)	334,373,729	60,557,490

INCREASE (DECREASE) IN NET ASSETS	2,367,211	(1,969,020)	354,496,688	72,272,632

NET ASSETS
Beginning of period	4,619,107	6,588,127	94,039,473	21,766,841

End of period	$6,986,318	$4,619,107	$448,536,161	$94,039,473

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(10,747)	$5,292	$(250,990)	$118,002

SHARES ISSUED AND REDEEMED
Shares sold	150,000	150,000	15,150,000	3,050,000
Shares redeemed	—	(200,000)	(1,000,000)	(150,000)

Net increase (decrease) in shares outstanding	150,000	(50,000)	14,150,000	2,900,000

See notes to financial statements.

FINANCIAL STATEMENTS	103

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Far East Financials ETF		iShares MSCI Kokusai ETF
	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$48,327	$84,319	$4,759,149	$15,711,661
Net realized gain (loss)	347,866	(33,430)	29,977,091	34,347,465
Net change in unrealized appreciation/depreciation	(427,437)	268,192	2,694,952	80,803,046

Net increase (decrease) in net assets resulting from operations	(31,244)	319,081	37,431,192	130,862,172

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(102,189)	(90,218)	(5,262,480)	(16,039,516)

Total distributions to shareholders	(102,189)	(90,218)	(5,262,480)	(16,039,516)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	7,313,424	10,351,743	25,063,289
Cost of shares redeemed	(2,879,322)	(1,172,614)	(140,071,612)	(172,897,011)

Net increase (decrease) in net assets from capital share transactions	(2,879,322)	6,140,810	(129,719,869)	(147,833,722)

INCREASE (DECREASE) IN NET ASSETS	(3,012,755)	6,369,673	(97,551,157)	(33,011,066)

NET ASSETS
Beginning of period	8,691,873	2,322,200	562,058,775	595,069,841

End of period	$5,679,118	$8,691,873	$464,507,618	$562,058,775

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(68,172)	$(14,310)	$(64,148)	$439,183

SHARES ISSUED AND REDEEMED
Shares sold	—	250,000	200,000	600,000
Shares redeemed	(100,000)	(50,000)	(2,800,000)	(3,800,000)

Net increase (decrease) in shares outstanding	(100,000)	200,000	(2,600,000)	(3,200,000)

See notes to financial statements.

104	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Developed Small-Cap ex North America ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009
Net asset value, beginning of period	$39.13	$31.67	$38.67	$32.68	$29.16	$38.93

Income from investment operations:
Net investment income[a]	0.28	1.02	0.89	0.85	0.63	0.67
Net realized and unrealized gain (loss)[b]	4.84	7.59	(6.71)	6.24	3.60	(9.78)

Total from investment operations	5.12	8.61	(5.82)	7.09	4.23	(9.11)

Less distributions from:
Net investment income	(0.58)	(1.15)	(1.18)	(1.10)	(0.71)	(0.66)

Total distributions	(0.58)	(1.15)	(1.18)	(1.10)	(0.71)	(0.66)

Net asset value, end of period	$43.67	$39.13	$31.67	$38.67	$32.68	$29.16

Total return	13.13%[c]	27.59%	(14.93)%	21.80%	14.57%	(23.06)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$43,669	$39,130	$25,335	$38,668	$32,684	$23,327
Ratio of expenses to average net assets[d,e]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	1.30%	2.77%	2.70%	2.23%	1.96%	2.64%
Portfolio turnover rate[f]	3%	24%	25%	25%	17%	17%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the periods ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	105

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009
Net asset value, beginning of period	$52.33	$44.40	$47.15	$40.94	$37.62	$47.89

Income from investment operations:
Net investment income[a]	0.45	1.16	1.10	1.02	0.85	0.82
Net realized and unrealized gain (loss)[b]	2.76	7.88	(2.80)	6.20	3.11	(10.63)

Total from investment operations	3.21	9.04	(1.70)	7.22	3.96	(9.81)

Less distributions from:
Net investment income	(0.46)	(1.11)	(1.05)	(1.01)	(0.64)	(0.46)

Total distributions	(0.46)	(1.11)	(1.05)	(1.01)	(0.64)	(0.46)

Net asset value, end of period	$55.08	$52.33	$44.40	$47.15	$40.94	$37.62

Total return	6.12%[c]	20.54%	(3.47)%	17.68%	10.55%	(20.31)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,243,205	$4,049,961	$2,699,465	$2,032,099	$1,215,853	$492,820
Ratio of expenses to average net assets[d,e]	0.34%	0.34%	0.34%	0.34%	0.35%	0.35%
Ratio of net investment income to average net assets[d]	1.62%	2.34%	2.53%	2.20%	2.06%	2.50%
Portfolio turnover rate[f]	2%	6%	6%	5%	7%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the periods ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2014 and the year ended July 31, 2013 were 2% and 5%, respectively. See Note 4.

See notes to financial statements.

106	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex U.S. ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009
Net asset value, beginning of period	$42.46	$37.35	$43.97	$38.84	$36.57	$48.35

Income from investment operations:
Net investment income[a]	0.38	1.15	1.16	1.17	0.94	0.94
Net realized and unrealized gain (loss)[b]	1.92	5.05	(6.59)	5.08	2.12	(12.03)

Total from investment operations	2.30	6.20	(5.43)	6.25	3.06	(11.09)

Less distributions from:
Net investment income	(0.57)	(1.09)	(1.19)	(1.12)	(0.79)	(0.69)

Total distributions	(0.57)	(1.09)	(1.19)	(1.12)	(0.79)	(0.69)

Net asset value, end of period	$44.19	$42.46	$37.35	$43.97	$38.84	$36.57

Total return	5.39%[c]	16.74%	(12.24)%	16.16%	8.42%	(22.70)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,555,383	$1,604,870	$986,147	$984,995	$675,865	$270,643
Ratio of expenses to average net assets[d,e]	0.34%	0.34%	0.34%	0.34%	0.35%	0.35%
Ratio of net investment income to average net assets[d]	1.69%	2.76%	3.04%	2.68%	2.40%	3.14%
Portfolio turnover rate[f]	4%	7%	9%	7%	10%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the periods ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2014 and the year ended July 31, 2013 were 2% and 6%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	107

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Financials ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jan. 20, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$23.60	$23.07	$27.81	$26.24	$24.65

Income from investment operations:
Net investment income[b]	0.13	0.59	0.43	0.60	0.26
Net realized and unrealized gain (loss)[c]	(1.24)	0.45	(3.64)	1.38	1.55

Total from investment operations	(1.11)	1.04	(3.21)	1.98	1.81

Less distributions from:
Net investment income	(0.13)	(0.51)	(1.00)	(0.41)	(0.22)
Return of capital	—	—	(0.53)	—	—

Total distributions	(0.13)	(0.51)	(1.53)	(0.41)	(0.22)

Net asset value, end of period	$22.36	$23.60	$23.07	$27.81	$26.24

Total return	(4.74)%[d]	4.50%	(10.89)%	7.59%	7.38%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,591	$5,901	$3,460	$22,245	$2,624
Ratio of expenses to average net assets[e]	0.67%	0.67%	0.69%	0.67%	0.69%
Ratio of expenses to average net assets prior to waived fees	n/a	n/a	n/a	0.68%	n/a
Ratio of net investment income to average net assets[e]	1.05%	2.31%	1.88%	2.10%	2.03%
Portfolio turnover rate[f]	40%	3%	2%	6%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

108	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Materials ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jan. 20, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$15.40	$18.82	$26.76	$22.86	$24.43

Income from investment operations:
Net investment income[b]	0.14	0.46	0.67	0.43	0.17
Net realized and unrealized gain (loss)[c]	0.15	(3.31)	(7.92)	3.79	(1.64)

Total from investment operations	0.29	(2.85)	(7.25)	4.22	(1.47)

Less distributions from:
Net investment income	(0.16)	(0.57)	(0.69)	(0.32)	(0.10)

Total distributions	(0.16)	(0.57)	(0.69)	(0.32)	(0.10)

Net asset value, end of period	$15.53	$15.40	$18.82	$26.76	$22.86

Total return	1.83%[d]	(15.52)%	(27.11)%	18.48%	(6.00)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,986	$4,619	$6,588	$12,041	$5,715
Ratio of expenses to average net assets[e]	0.67%	0.67%	0.69%	0.67%	0.69%
Ratio of expenses to average net assets prior to waived fees	n/a	n/a	n/a	0.68%	n/a
Ratio of net investment income to average net assets[e]	1.68%	2.38%	3.18%	1.59%	1.46%
Portfolio turnover rate[f]	43%	5%	5%	6%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	109

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Europe Financials ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jan. 20, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$21.62	$15.01	$20.72	$22.05	$23.65

Income from investment operations:
Net investment income[b]	0.12	0.64	0.72	0.48	0.28
Net realized and unrealized gain (loss)[c]	2.64	6.41	(5.96)	(1.10)	(1.68)

Total from investment operations	2.76	7.05	(5.24)	(0.62)	(1.40)

Less distributions from:
Net investment income	(0.13)	(0.44)	(0.47)	(0.71)	(0.20)

Total distributions	(0.13)	(0.44)	(0.47)	(0.71)	(0.20)

Net asset value, end of period	$24.25	$21.62	$15.01	$20.72	$22.05

Total return	12.77%[d]	47.30%	(25.30)%	(2.95)%	(5.82)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$448,536	$94,039	$21,767	$7,253	$12,126
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.01%	3.26%	4.51%	2.13%	2.55%
Portfolio turnover rate[f]	2%	7%	8%	10%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

110	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Far East Financials ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jan. 20, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$28.97	$23.22	$25.32	$23.16	$24.56

Income from investment operations:
Net investment income[b]	0.23	0.59	0.63	0.51	0.30
Net realized and unrealized gain (loss)[c]	(0.29)	5.88	(2.07)	2.33	(1.40)

Total from investment operations	(0.06)	6.47	(1.44)	2.84	(1.10)

Less distributions from:
Net investment income	(0.51)	(0.72)	(0.66)	(0.68)	(0.30)

Total distributions	(0.51)	(0.72)	(0.66)	(0.68)	(0.30)

Net asset value, end of period	$28.40	$28.97	$23.22	$25.32	$23.16

Total return	(0.28)%[d]	28.25%	(5.41)%	12.33%	(4.46)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,679	$8,692	$2,322	$2,532	$2,316
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.51%	2.08%	2.79%	2.02%	2.38%
Portfolio turnover rate[f]	1%	13%	7%	9%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	111

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Kokusai ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009
Net asset value, beginning of period	$47.63	$39.67	$41.01	$35.12	$32.24	$42.35

Income from investment operations:
Net investment income[a]	0.47	1.10	1.01	1.01	0.82	0.74
Net realized and unrealized gain (loss)[b]	2.97	8.03	(1.33)	5.80	2.68	(9.98)

Total from investment operations	3.44	9.13	(0.32)	6.81	3.50	(9.24)

Less distributions from:
Net investment income	(0.58)	(1.17)	(1.02)	(0.92)	(0.62)	(0.87)

Total distributions	(0.58)	(1.17)	(1.02)	(0.92)	(0.62)	(0.87)

Net asset value, end of period	$50.49	$47.63	$39.67	$41.01	$35.12	$32.24

Total return	7.22%[c]	23.26%	(0.62)%	19.45%	10.88%	(21.54)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$464,508	$562,059	$595,070	$639,698	$245,857	$83,818
Ratio of expenses to average net assets[d,e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.86%	2.50%	2.62%	2.49%	2.29%	2.67%
Portfolio turnover rate[f]	2%	4%	5%	4%	5%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratios for the periods ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

112	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Developed Small-Cap ex North America	Diversified
MSCI ACWI	Diversified
MSCI ACWI ex U.S.	Diversified
MSCI Emerging Markets Financials	Non-diversified

iShares ETF	Diversification Classification
MSCI Emerging Markets Materials	Non-diversified
MSCI Europe Financials	Diversified
MSCI Far East Financials	Non-diversified
MSCI Kokusai	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP

NOTES TO FINANCIAL STATEMENTS	113

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

114	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
Developed Small-Cap ex North America
Assets:
Common Stocks	$43,319,097	$473	$2,599		$43,322,169
Investment Companies	80,607	—	—		80,607
Preferred Stocks	131,471	—	—		131,471
Rights	—	—	0	[a]	0	[a]
Warrants	1	—	—		1
Money Market Funds	893,049	—	—		893,049

	$44,424,225	$473	$2,599		$44,427,297

MSCI ACWI
Assets:
Common Stocks	$5,189,472,747	$119,780	$—		$5,189,592,527
Preferred Stocks	40,209,310	—	—		40,209,310
Rights	57,597	298,884	—		356,481
Money Market Funds	78,866,966	—	—		78,866,966

	$5,308,606,620	$418,664	$—		$5,309,025,284

MSCI ACWI ex U.S.
Assets:
Common Stocks	$1,527,171,557	$79,709	$2		$1,527,251,268
Preferred Stocks	22,491,812	—	—		22,491,812
Rights	20,648	204,752	—		225,400
Money Market Funds	14,972,265	—	—		14,972,265

	$1,564,656,282	$284,461	$2		$1,564,940,745

MSCI Emerging Markets Financials
Assets:
Common Stocks	$5,122,901	$—	$—		$5,122,901
Preferred Stocks	451,668	—	—		451,668
Money Market Funds	19,420	—	—		19,420

	$5,593,989	$—	$—		$5,593,989

NOTES TO FINANCIAL STATEMENTS	115

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
MSCI Emerging Markets Materials
Assets:
Common Stocks	$6,046,548	$—	$—		$6,046,548
Preferred Stocks	918,676	—	—		918,676
Money Market Funds	42,710	—	—		42,710

	$7,007,934	$—	$—		$7,007,934

MSCI Europe Financials
Assets:
Common Stocks	$447,781,056	$—	$0	[a]	$447,781,056
Rights	18,627	469,602	—		488,229
Money Market Funds	601,496	—	—		601,496

	$448,401,179	$469,602	$0	[a]	$448,870,781

MSCI Far East Financials
Assets:
Common Stocks	$5,668,281	$—	$—		$5,668,281
Money Market Funds	8,301	—	—		8,301

	$5,676,582	$—	$—		$5,676,582

MSCI Kokusai
Assets:
Common Stocks	$462,036,589	$13,314	$1		$462,049,904
Preferred Stocks	1,296,756	—	—		1,296,756
Rights	2,674	37,393	—		40,067
Money Market Funds	5,244,295	—	—		5,244,295

	$468,580,314	$50,707	$1		$468,631,022

[a]	Rounds to less than $1.

As of July 31, 2013, the iShares MSCI Emerging Markets Materials ETF used observable inputs in determining the value of a certain investment. As of January 31, 2014, the Fund no longer held the investment. As a result, investments with a beginning of period value of $142,565 transferred out of Level 2 in the disclosure hierarchy.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

116	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of January 31, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment advisor, or its affiliates.

NOTES TO FINANCIAL STATEMENTS	117

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of January 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

As of January 31, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
Developed Small-Cap ex North America	$813,655
MSCI ACWI	71,620,888
MSCI ACWI ex U.S.	14,126,470
MSCI Emerging Markets Financials	17,268

iShares ETF	Market Value of Securities on Loan
MSCI Emerging Markets Materials	$35,147
MSCI Europe Financials	444,989
MSCI Far East Financials	7,632
MSCI Kokusai	4,843,942

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

118	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each of the iShares MSCI ACWI and iShares MSCI ACWI ex U.S. ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI ACWI and iShares MSCI ACWI ex U.S. ETFs through November 30, 2014 in an amount equal to the investment advisory fees payable on the amount of each Fund’s investment in other iShares funds.

For its investment advisory services to each of the iShares MSCI Emerging Markets Financials and iShares MSCI Emerging Markets Materials ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.56	Over $42 billion, up to and including $56 billion
0.50	Over $56 billion, up to and including $70 billion
0.45	Over $70 billion, up to and including $84 billion
0.40	Over $84 billion

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Developed Small-Cap ex-North America	0.50%
MSCI Europe Financials	0.48
MSCI Far East Financials	0.48
MSCI Kokusai	0.25

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	119

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Pursuant to a securities lending agreement effective January 1, 2014, (i) all Funds except the iShares MSCI Kokusai ETF retain 75% of securities lending income (commencing January 1, 2015 the amount each Fund will retain is expected to change to 70% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

Pursuant to a securities lending agreement effective January 1, 2014, (i) the iShares MSCI Kokusai ETF retains 70% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, the Fund retained 65% of securities lending income and paid no collateral investment fees.

For the six months ended January 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees paid to BTC
Developed Small-Cap ex North America	$8,309
MSCI ACWI	99,742
MSCI ACWI ex U.S.	73,189
MSCI Emerging Markets Financials	200

iShares ETF	Fees paid to BTC
MSCI Emerging Markets Materials	$258
MSCI Europe Financials	4,398
MSCI Far East Financials	68
MSCI Kokusai	8,108

In addition, commencing the business day following a “Hurdle Date” (the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, all Funds except the iShares MSCI Kokusai ETF will (i) receive for the remainder of that calendar year 80% of securities lending income (for any Hurdle Date after January 1, 2015, each Fund will retain 75% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees. The iShares MSCI Kokusai ETF will (i) receive for the remainder of that calendar year 75% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended January 31, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

120	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended January 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI ACWI
BlackRock Inc.	11,410	3,741	(1,160)	13,991	$4,203,876	$40,871	$139,346
PNC Financial Services Group Inc. (The)	75,972	25,284	(7,840)	93,416	7,462,070	72,547	165,744

					$11,665,946	$113,418	$305,090

MSCI Kokusai
BlackRock Inc.	2,832	48	(672)	2,208	$663,438	$8,387	$68,604
PNC Financial Services Group Inc. (The)	11,328	690	(3,048)	8,970	716,524	8,340	42,630

					$1,379,962	$16,727	$111,234

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2014 were as follows:

iShares ETF	Purchases	Sales
Developed Small-Cap ex North America	$1,072,039	$1,361,316
MSCI ACWI	139,306,743	95,633,087
MSCI ACWI ex U.S.	66,972,255	82,840,553
MSCI Emerging Markets Financials	2,405,048	2,408,421
MSCI Emerging Markets Materials	4,124,416	2,742,676
MSCI Europe Financials	8,036,193	6,299,409
MSCI Far East Financials	57,250	316,858
MSCI Kokusai	9,075,972	11,100,899

In-kind transactions (see Note 4) for the six months ended January 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI ACWI	$1,363,940,521	$411,701,943
MSCI ACWI ex U.S.	303,239,911	427,201,330
MSCI Emerging Markets Materials	1,034,873	—
MSCI Europe Financials	355,608,311	23,453,299
MSCI Far East Financials	—	2,674,674
MSCI Kokusai	10,227,292	138,415,403

NOTES TO FINANCIAL STATEMENTS	121

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2013, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Developed Small-Cap ex North America	$1,198,622	$373,813	$1,478,690	$—	$3,051,125
MSCI ACWI	23,931,817	568,319	5,090,715	6,821,554	36,412,405
MSCI ACWI ex U.S.	19,325,852	450,894	7,365,062	7,522,978	34,664,786
MSCI Emerging Markets Financials	215,209	—	—	20,135	235,344
MSCI Emerging Markets Materials	315,245	—	—	49,937	365,182
MSCI Europe Financials	291,889	—	—	6,313	298,202
MSCI Far East Financials	45,759	—	—	10,007	55,766
MSCI Kokusai	6,417,177	124,763	1,478,401	530,548	8,550,889

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

122	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Developed Small-Cap ex North America	$40,096,341	$10,463,612	$(6,132,656)	$4,330,956
MSCI ACWI	4,820,899,575	710,120,834	(221,995,125)	488,125,709
MSCI ACWI ex U.S.	1,539,145,316	157,693,543	(131,898,114)	25,795,429
MSCI Emerging Markets Financials	6,325,995	192,589	(924,595)	(732,006)
MSCI Emerging Markets Materials	8,335,288	164,072	(1,491,426)	(1,327,354)
MSCI Europe Financials	428,608,154	27,659,989	(7,397,362)	20,262,627
MSCI Far East Financials	5,964,285	195,425	(483,128)	(287,703)
MSCI Kokusai	404,225,369	93,780,416	(29,374,763)	64,405,653

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	123

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Developed Small-Cap ex North America	$0.489088	$—	$0.088889	$0.577977	85%	—%	15%	100%
MSCI ACWI	0.406016	—	0.052369	0.458385	89	—	11	100
MSCI ACWI ex U.S.	0.485297	—	0.080656	0.565953	86	—	14	100
MSCI Emerging Markets Financials	0.087863	—	0.043613	0.131476	67	—	33	100
MSCI Emerging Markets Materials	0.112961	—	0.047852	0.160813	70	—	30	100
MSCI Europe Financials	0.103908	—	0.022756	0.126664	82	—	18	100
MSCI Far East Financials	0.443111	—	0.067834	0.510945	87	—	13	100
MSCI Kokusai	0.529783	—	0.054937	0.584720	91	—	9	100

124	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	125

Notes:

126	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited or MSCI Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-75-0114

JANUARY 31, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI ACWI ex U.S. Consumer Discretionary ETF | AXDI | NYSE Arca
➢	iShares MSCI ACWI ex U.S. Consumer Staples ETF | AXSL | NYSE Arca
➢	iShares MSCI ACWI ex U.S. Energy ETF | AXEN | NYSE Arca
➢	iShares MSCI ACWI ex U.S. Financials ETF | AXFN | NYSE Arca
➢	iShares MSCI ACWI ex U.S. Healthcare ETF | AXHE | NYSE Arca
➢	iShares MSCI ACWI ex U.S. Industrials ETF | AXID | NYSE Arca
➢	iShares MSCI ACWI ex U.S. Information Technology ETF | AXIT | NYSE Arca
➢	iShares MSCI ACWI ex U.S. Materials ETF | AXMT | NYSE Arca
➢	iShares MSCI ACWI ex U.S. Telecommunication Services ETF | AXTE | NYSE Arca
➢	iShares MSCI ACWI ex U.S. Utilities ETF | AXUT | NYSE Arca

Fund Performance Overview

iSHARES® MSCI ACWI EX U.S. CONSUMER DISCRETIONARY ETF

Performance as of January 31, 2014

The iShares MSCI ACWI ex U.S. Consumer Discretionary ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. equities in the consumer discretionary sector, as represented by the MSCI ACWI ex USA Consumer Discretionary Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 6.76%, net of fees, while the total return for the Index was 6.62%.

Special note — On December 4-5, 2013, the Board of Trustees of the iShares Trust unanimously voted to close and liquidate the Fund. After the close of business on March 25, 2014 the Fund will no longer accept creation orders. Trading in the Fund will be halted prior to market open on March 26, 2014. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or about April 1, 2014.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.76%	18.68%	18.91%	19.76%	18.68%	18.91%
Since Inception	14.67%	14.37%	14.57%	62.73%	61.21%	62.02%

The inception date of the Fund was 7/13/10. The first day of secondary market trading was 7/16/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,067.60	$2.50	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Automobiles & Components	42.72%
Consumer Durables & Apparel	15.60
Retailing	15.41
Media	14.67
Consumer Services	11.60

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/14

Country	Percentage of Total Investments*

Japan	30.63%
Germany	13.53
United Kingdom	11.89
France	8.99
Hong Kong	4.25
Canada	3.90
Switzerland	3.71
South Africa	3.41
Sweden	2.94
South Korea	2.69

TOTAL	85.94%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI ACWI EX U.S. CONSUMER STAPLES ETF

Performance as of January 31, 2014

The iShares MSCI ACWI ex U.S. Consumer Staples ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. equities in the consumer staples sector, as represented by the MSCI ACWI ex USA Consumer Staples Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was -2.19%, net of fees, while the total return for the Index was -1.68%.

Special note — On December 4-5, 2013, the Board of Trustees of the iShares Trust unanimously voted to close and liquidate the Fund. After the close of business on March 25, 2014 the Fund will no longer accept creation orders. Trading in the Fund will be halted prior to market open on March 26, 2014. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or about April 1, 2014.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.54%	(1.03)%	1.04%	0.54%	(1.03)%	1.04%
Since Inception	11.24%	10.91%	11.87%	46.05%	44.52%	48.88%

The inception date of the Fund was 7/13/10. The first day of secondary market trading was 7/16/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$978.10	$2.39	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Food Products	34.25%
Beverages	22.17
Food & Staples Retailing	21.59
Tobacco	10.16
Household Products	6.76
Personal Products	5.07

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/14

Country	Percentage of Total Investments*

United Kingdom	25.30%
Switzerland	14.85
Japan	10.38
France	7.82
Netherlands	5.86
Belgium	5.11
Australia	5.03
China	3.33
Brazil	3.19
Mexico	3.04

TOTAL	83.91%

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ACWI EX U.S. ENERGY ETF

Performance as of January 31, 2014

The iShares MSCI ACWI ex U.S. Energy ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. equities in the energy sector, as represented by the MSCI ACWI ex USA Energy Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 0.41%, net of fees, while the total return for the Index was 0.74%.

Special note — On December 4-5, 2013, the Board of Trustees of the iShares Trust unanimously voted to close and liquidate the Fund. After the close of business on March 25, 2014 the Fund will no longer accept creation orders. Trading in the Fund will be halted prior to market open on March 26, 2014. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or about April 1, 2014.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(6.70)%	(6.84)%	(6.36)%	(6.70)%	(6.84)%	(6.36)%
Since Inception	2.06%	1.96%	2.37%	7.53%	7.14%	8.65%

The inception date of the Fund was 7/13/10. The first day of secondary market trading was 7/16/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,004.10	$2.42	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Integrated Oil & Gas	64.91%
Oil & Gas Exploration & Production	16.83
Oil & Gas Storage & Transportation	6.04
Oil & Gas Refining & Marketing	4.21
Oil & Gas Equipment & Services	3.50
Oil & Gas Drilling	2.28
Coal & Consumable Fuels	2.23

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/14

Country	Percentage of Total Investments*

United Kingdom	29.26%
Canada	20.76
France	8.65
Russia	7.30
China	6.47
Italy	4.85
Australia	3.45
Brazil	3.37
Norway	3.18
Japan	2.10

TOTAL	89.39%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI ACWI EX U.S. FINANCIALS ETF

Performance as of January 31, 2014

The iShares MSCI ACWI ex U.S. Financials ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. equities in the financials sector, as represented by the MSCI ACWI ex USA Financials Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 4.11%, net of fees, while the total return for the Index was 4.31%.

Special note — On December 4-5, 2013, the Board of Trustees of the iShares Trust unanimously voted to close and liquidate the Fund. After the close of business on March 25, 2014 the Fund will no longer accept creation orders. Trading in the Fund will be halted prior to market open on March 26, 2014. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or about April 1, 2014.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.20%	2.05%	3.93%	3.20%	2.05%	3.93%
Since Inception	4.01%	4.06%	4.22%	17.20%	17.41%	18.14%

The inception date of the Fund was 1/20/10. The first day of secondary market trading was 1/22/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,041.10	$2.47	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Commercial Banks	57.56%
Insurance	19.08
Capital Markets	7.15
Real Estate Management & Development	6.24
Real Estate Investment Trusts (REITs)	5.00
Diversified Financial Services	4.72
Consumer Finance	0.25
0.00

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/14

Country	Percentage of Total Investments*

United Kingdom	13.28%
Japan	12.27
Australia	10.39
Canada	10.35
China	6.40
Switzerland	5.17
France	5.08
Spain	4.72
Germany	4.61
Hong Kong	4.36

TOTAL	76.63%

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ACWI EX U.S. HEALTHCARE ETF

Performance as of January 31, 2014

The iShares MSCI ACWI ex U.S. Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. equities in the healthcare sector, as represented by the MSCI ACWI ex USA Health Care Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 9.94%, net of fees, while the total return for the Index was 9.91%.

Special note — On December 4-5, 2013, the Board of Trustees of the iShares Trust unanimously voted to close and liquidate the Fund. After the close of business on March 25, 2014 the Fund will no longer accept creation orders. Trading in the Fund will be halted prior to market open on March 26, 2014. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or about April 1, 2014.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	19.57%	18.80%	19.80%	19.57%	18.80%	19.80%
Since Inception	17.03%	17.24%	17.10%	74.94%	76.05%	75.08%

The inception date of the Fund was 7/13/10. The first day of secondary market trading was 7/16/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,099.40	$2.54	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Pharmaceuticals	80.33%
Health Care Providers & Services	6.95
Health Care Equipment & Supplies	6.90
Biotechnology	4.46
Life Sciences Tools & Services	1.21
Health Care Technology	0.15

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/14

Country	Percentage of Total Investments*

Switzerland	27.94%
United Kingdom	17.20
Japan	11.63
Germany	9.94
France	9.87
Denmark	6.63
Canada	3.89
Australia	3.17
Israel	2.73
South Africa	1.24

TOTAL	94.24%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI ACWI EX U.S. INDUSTRIALS ETF

Performance as of January 31, 2014

The iShares MSCI ACWI ex U.S. Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. equities in the industrials sector, as represented by the MSCI ACWI ex USA Industrials Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 8.21%, net of fees, while the total return for the Index was 8.24%.

Special note — On December 4-5, 2013, the Board of Trustees of the iShares Trust unanimously voted to close and liquidate the Fund. After the close of business on March 25, 2014 the Fund will no longer accept creation orders. Trading in the Fund will be halted prior to market open on March 26, 2014. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or about April 1, 2014.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.65%	13.30%	12.17%	12.65%	13.30%	12.17%
Since Inception	9.58%	9.47%	9.54%	38.45%	37.96%	38.16%

The inception date of the Fund was 7/13/10. The first day of secondary market trading was 7/16/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,082.10	$2.52	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Capital Goods	70.59%
Transportation	20.95
Commercial & Professional Services	7.62
Retailing	0.84

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/14

Country	Percentage of Total Investments*

Japan	27.23%
France	11.69
United Kingdom	9.56
Germany	8.78
Sweden	6.70
Switzerland	5.51
Canada	5.08
Singapore	3.07
China	3.03
Australia	2.72

TOTAL	83.37%

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ACWI EX U.S. INFORMATION TECHNOLOGY ETF

Performance as of January 31, 2014

The iShares MSCI ACWI ex U.S. Information Technology ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. equities in the information technology sector, as represented by the MSCI ACWI ex USA Information Technology Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 11.08%, net of fees, while the total return for the Index was 13.17%.

Special note — On December 4-5, 2013, the Board of Trustees of the iShares Trust unanimously voted to close and liquidate the Fund. After the close of business on March 25, 2014 the Fund will no longer accept creation orders. Trading in the Fund will be halted prior to market open on March 26, 2014. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or about April 1, 2014.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.83%	11.08%	14.36%	11.83%	11.08%	14.36%
Since Inception	7.74%	7.52%	8.63%	30.38%	29.41%	34.13%

The inception date of the Fund was 7/13/10. The first day of secondary market trading was 7/16/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,110.80	$2.55	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Semiconductors & Semiconductor Equipment	32.47%
Electronic Equipment, Instruments & Components	21.13
IT Services	11.85
Software	11.80
Internet Software & Services	8.69
Communications Equipment	7.79
Office Electronics	4.39
Computers & Peripherals	1.88

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/14

Country	Percentage of Total Investments*

Japan	26.39%
Taiwan	15.84
South Korea	13.47
China	9.29
Germany	8.05
Sweden	4.41
France	3.84
Netherlands	3.63
India	3.62
United Kingdom	2.87

TOTAL	91.41%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI ACWI EX U.S. MATERIALS ETF

Performance as of January 31, 2014

The iShares MSCI ACWI ex U.S. Materials ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. equities in the materials sector, as represented by the MSCI ACWI ex USA Materials Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 5.86%, net of fees, while the total return for the Index was 6.33%.

Special note — On December 4-5, 2013, the Board of Trustees of the iShares Trust unanimously voted to close and liquidate the Fund. After the close of business on March 25, 2014 the Fund will no longer accept creation orders. Trading in the Fund will be halted prior to market open on March 26, 2014. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or about April 1, 2014.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(13.00)%	(13.59)%	(12.00)%	(13.00)%	(13.59)%	(12.00)%
Since Inception	(0.62)%	(0.96)%	(0.24)%	(2.18)%	(3.38)%	(0.84)%

The inception date of the Fund was 7/13/10. The first day of secondary market trading was 7/16/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,058.60	$2.49	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Metals & Mining	46.30%
Chemicals	37.61
Construction Materials	9.06
Oil, Gas & Consumable Fuels	3.69
Paper & Forest Products	1.67
Containers & Packaging	1.67

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/14

Country	Percentage of Total Investments*

United Kingdom	16.97%
Australia	11.69
Germany	11.60
Japan	11.37
Canada	10.51
Switzerland	5.49
France	5.38
Brazil	4.22
China	2.79
Mexico	2.67

TOTAL	82.69%

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ACWI EX U.S. TELECOMMUNICATION SERVICES ETF

Performance as of January 31, 2014

The iShares MSCI ACWI ex U.S. Telecommunication Services ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. equities in the telecommunication services sector, as represented by the MSCI ACWI ex USA Telecommunication Services Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 10.12%, net of fees, while the total return for the Index was 10.22%.

Special note — On December 4-5, 2013, the Board of Trustees of the iShares Trust unanimously voted to close and liquidate the Fund. After the close of business on March 25, 2014 the Fund will no longer accept creation orders. Trading in the Fund will be halted prior to market open on March 26, 2014. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or about April 1, 2014.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.59%	16.13%	17.03%	16.59%	16.13%	17.03%
Since Inception	9.57%	9.45%	10.09%	38.41%	37.86%	40.65%

The inception date of the Fund was 7/13/10. The first day of secondary market trading was 7/16/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,101.20	$2.54	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Wireless Telecommunication Services	51.21%
Integrated Telecommunication Services	46.99
Alternative Carriers	1.80

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/14

Country	Percentage of Total Investments*

United Kingdom	23.35%
Japan	14.64
China	7.51
Spain	6.36
France	6.11
Germany	4.99
Mexico	3.75
Canada	3.64
South Africa	3.40
Singapore	2.83

TOTAL	76.58%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® MSCI ACWI EX U.S. UTILITIES ETF

Performance as of January 31, 2014

The iShares MSCI ACWI ex U.S. Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. equities in the utilities sector, as represented by the MSCI ACWI ex USA Utilities Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 2.60%, net of fees, while the total return for the Index was 2.77%.

Special note — On December 4-5, 2013, the Board of Trustees of the iShares Trust unanimously voted to close and liquidate the Fund. After the close of business on March 25, 2014 the Fund will no longer accept creation orders. Trading in the Fund will be halted prior to market open on March 26, 2014. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or about April 1, 2014.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.31%	7.22%	5.11%	5.31%	7.22%	5.11%
Since Inception	(0.20)%	(0.17)%	(0.52)%	(0.69)%	(0.61)%	(1.82)%

The inception date of the Fund was 7/13/10. The first day of secondary market trading was 7/16/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,026.00	$2.45	$1,000.00	$1,022.80	$2.45	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Electric Utilities	42.37%
Multi-Utilities	31.20
Gas Utilities	15.42
Independent Power Producers & Energy Traders	6.89
Water Utilities	4.12

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/14

Country	Percentage of Total Investments*

United Kingdom	18.97%
Japan	11.98
Italy	9.19
Spain	8.87
Germany	8.74
France	8.35
Hong Kong	7.33
China	5.43
Canada	3.34
Brazil	2.86

TOTAL	85.06%

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2013 and held through January 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	15

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX U.S. CONSUMER DISCRETIONARY ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 96.55%

AUSTRALIA — 1.28%
Crown Resorts Ltd.	1,439	$20,942
Echo Entertainment Group Ltd.	1,603	3,301
Flight Centre Travel Group Ltd.	116	4,805
Harvey Norman Holdings Ltd.	1,278	3,345
Tabcorp Holdings Ltd.	2,591	7,799
Tatts Group Ltd.	4,575	11,935

		52,127
BELGIUM — 0.18%
Telenet Group Holding NV	120	7,129

		7,129
BRAZIL — 0.47%
Cyrela Brazil Realty SA Empreendimentos e Participacoes SP ADR	1,655	9,765
Estacio Participacoes SA	1,214	9,481

		19,246
CANADA — 3.88%
Canadian Tire Corp. Ltd. Class A NVS	170	14,496
Dollarama Inc.	203	15,294
Gildan Activewear Inc.	287	15,285
Magna International Inc. Class A	506	42,932
Shaw Communications Inc. Class B	801	17,652
Thomson Reuters Corp.	825	29,731
Tim Hortons Inc.	435	22,531

		157,921
CHINA — 2.54%
Anta Sports Products Ltd.	2,000	2,921
Belle International Holdings Ltd.	11,000	11,872
Brilliance China Automotive Holdings Ltd.	8,000	12,260
BYD Co. Ltd. Class Ha,b	1,500	7,148
Dongfeng Motor Group Co. Ltd. Class H	8,000	11,807
Geely Automobile Holdings Ltd.	15,000	6,143
Golden Eagle Retail Group Ltd.	3,000	4,095
GOME Electrical Appliances Holdings Ltd.	39,000	6,781
Great Wall Motor Co. Ltd. Class H	3,500	16,498
Guangzhou Automobile Group Co. Ltd. Class H	7,272	7,239
Haier Electronics Group Co. Ltd.	2,000	5,847
Intime Retail Group Co. Ltd.	3,500	3,516
Shenzhou International Group Holdings Ltd.	1,000	3,445

Security	Shares	Value

Zhongsheng Group Holdings Ltd.	2,500	$3,670

		103,242
FINLAND — 0.29%
Nokian Renkaat OYJ	281	11,861

		11,861
FRANCE — 8.96%
Accor SA	363	17,322
Christian Dior SA	140	25,620
Compagnie Generale des Etablissements Michelin Class B	412	43,515
Eutelsat Communications SA	324	9,837
JCDecaux SA	120	5,123
Kering	165	32,943
Lagardere SCA	217	7,668
LVMH Moet Hennessy Louis Vuitton SA	557	99,263
Publicis Groupe SA	333	29,540
Renault SA	441	38,513
SES SA Class A FDR	643	20,650
Sodexo	224	22,079
Valeo SA	110	12,296

		364,369
GERMANY — 10.33%
Adidas AG	501	56,002
Axel Springer SE	55	3,522
Bayerische Motoren Werke AG	794	86,538
Continental AG	220	47,395
Daimler AG Registered	2,022	169,414
Hugo Boss AG	45	5,698
Kabel Deutschland Holding AG	48	6,306
ProSiebenSat.1 Media AG Registered	341	15,308
RTL Group SAa	100	12,218
Sky Deutschland AGa	842	7,666
Volkswagen AG	41	9,972

		420,039
HONG KONG — 4.24%
Galaxy Entertainment Group Ltd.[a]	4,000	39,306
Li & Fung Ltd.	14,000	19,473
MGM China Holdings Ltd.	2,800	11,070
Sands China Ltd.	6,400	49,330
Shangri-La Asia Ltd.	6,666	11,075
SJM Holdings Ltd.	5,000	15,615
Wynn Macau Ltd.	4,400	18,785
Yue Yuen Industrial (Holdings) Ltd.	2,500	7,727

		172,381

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. CONSUMER DISCRETIONARY ETF

January 31, 2014

Security	Shares	Value

INDIA — 0.85%
Mahindra & Mahindra Ltd. SP GDR[b]	991	$14,112
Tata Motors Ltd. SP ADR	738	20,553

		34,665
INDONESIA — 0.95%
PT Astra International Tbk	49,500	26,047
PT Global Mediacom Tbk	19,500	2,955
PT Matahari Department Store Tbk[a]	4,500	4,284
PT Media Nusantara Citra Tbk	13,500	2,471
PT Surya Citra Media Tbk	13,500	2,930

		38,687
ITALY — 1.15%
Fiat SpA[a]	1,920	19,147
Luxottica Group SpA	305	16,222
Pirelli & C. SpA	703	11,339

		46,708
JAPAN — 30.55%
ABC-MART Inc.	100	4,363
Aisin Seiki Co. Ltd.	500	18,753
ASICS Corp.	300	5,257
Benesse Holdings Inc.	300	11,899
Bridgestone Corp.	1,500	54,920
Casio Computer Co. Ltd.	600	6,601
Daihatsu Motor Co. Ltd.	800	12,676
Denso Corp.	1,100	57,586
Dentsu Inc.	400	16,022
Don Quijote Holdings Co. Ltd.	100	6,217
Fast Retailing Co. Ltd.	100	37,368
Fuji Heavy Industries Ltd.	1,100	30,707
Hakuhodo DY Holdings Inc.	300	2,459
Honda Motor Co. Ltd.	3,600	137,420
Iida Group Holdings Co. Ltd.[a]	200	3,553
Isetan Mitsukoshi Holdings Ltd.	800	10,307
Isuzu Motors Ltd.	3,000	18,209
J. Front Retailing Co. Ltd.	1,000	6,776
Marui Group Co. Ltd.	600	5,724
Mazda Motor Corp.[a]	7,000	34,387
Mitsubishi Motors Corp.[a]	900	9,849
Namco Bandai Holdings Inc.	400	9,139
NHK Spring Co. Ltd.	100	1,042
Nikon Corp.	800	13,877
Nissan Motor Co. Ltd.	5,500	47,728
Nitori Holdings Co. Ltd.	100	9,776
NOK Corp.	300	4,927

Security	Shares	Value

Oriental Land Co. Ltd.	100	$15,291
Panasonic Corp.	4,800	55,726
Rakuten Inc.	1,700	28,071
Rinnai Corp.	100	7,854
Sankyo Co. Ltd.	100	4,780
Sanrio Co. Ltd.[b]	100	3,721
Sega Sammy Holdings Inc.	500	12,066
Sekisui Chemical Co. Ltd.	1,000	11,747
Sekisui House Ltd.	1,000	14,061
Sharp Corp.[a]	3,000	10,413
Shimano Inc.	200	17,905
Sony Corp.	2,200	35,076
Stanley Electric Co. Ltd.	400	9,178
Sumitomo Rubber Industries Inc.	600	8,442
Suzuki Motor Corp.	900	23,756
Toho Co. Ltd.	200	4,167
Toyoda Gosei Co. Ltd.	100	2,141
Toyota Boshoku Corp.	100	1,158
Toyota Industries Corp.	500	23,263
Toyota Motor Corp.	6,000	348,404
USS Co. Ltd.	500	6,913
Yamada Denki Co. Ltd.	2,200	7,636
Yamaha Corp.	300	4,498
Yamaha Motor Co. Ltd.	600	8,089

		1,241,898
MEXICO — 1.31%
El Puerto de Liverpool SA de CV Series C1	1,200	12,583
Grupo Televisa SAB de CV CPO	7,000	40,708

		53,291
NETHERLANDS — 1.21%
Reed Elsevier NV	1,442	29,733
Wolters Kluwer NV	704	19,443

		49,176
PHILIPPINES — 0.26%
Jollibee Foods Corp.	3,160	10,598

		10,598
POLAND — 0.07%
Cyfrowy Polsat SAa	461	2,881

		2,881
SINGAPORE — 1.02%
Genting Singapore PLC	21,000	22,673
Singapore Press Holdings Ltd.[b]	6,000	18,729

		41,402

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. CONSUMER DISCRETIONARY ETF

January 31, 2014

Security	Shares	Value

SOUTH AFRICA — 3.40%
Foschini Group Ltd. (The)	567	$4,706
Imperial Holdings Ltd.	461	7,615
Mr. Price Group Ltd.	553	6,794
Naspers Ltd. Class N	867	88,159
Steinhoff International Holdings Ltd.	3,093	12,684
Truworths International Ltd.	1,056	6,902
Woolworths Holdings Ltd.	2,077	11,251

		138,111
SOUTH KOREA — 2.69%
Hyundai Motor Co. NVS SP GDR[c]	1,980	109,197

		109,197
SPAIN — 1.87%
Industria de Diseno Textil SA	509	75,986

		75,986
SWEDEN — 2.93%
Electrolux AB Class B	649	13,801
Hennes & Mauritz AB Class B	2,279	98,315
Husqvarna AB Class B	1,227	7,126

		119,242
SWITZERLAND — 3.70%
Compagnie Financiere Richemont SA Class A Bearer	1,115	103,602
Swatch Group AG (The) Bearer	67	39,986
Swatch Group AG (The) Registered	66	6,789

		150,377
THAILAND — 0.45%
BEC World PCL NVDR	6,800	9,630
Home Product Center PCL NVDR	17,916	4,641
Minor International PCL NVDR	6,200	3,907

		18,178
TURKEY — 0.12%
Arcelik AS	489	2,411
Ford Otomotiv Sanayi AS	133	1,162
Tofas Turk Otomobil Fabrikasi AS	305	1,430

		5,003
UNITED KINGDOM — 11.85%
British Sky Broadcasting Group PLC	2,373	34,163
Burberry Group PLC	954	22,703
Carnival PLC	432	17,756
Compass Group PLC	4,049	60,588
GKN PLC	3,729	24,164
InterContinental Hotels Group PLC	665	21,530

Security	Shares	Value

ITV PLC	8,127	$26,245
Kingfisher PLC	5,066	30,772
Marks & Spencer Group PLC	3,521	27,249
Next PLC	390	40,059
Pearson PLC	1,788	32,676
Persimmon PLC	659	14,220
Reed Elsevier PLC	2,415	35,205
TUI Travel PLC	974	6,810
Whitbread PLC	383	23,610
William Hill PLC	1,876	10,248
WPP PLC	2,568	53,894

		481,892

TOTAL COMMON STOCKS
(Cost: $3,063,907)		3,925,607

PREFERRED STOCKS — 3.17%

GERMANY — 3.17%
Bayerische Motoren Werke AG	74	5,949
Porsche Automobil Holding SE	355	34,761
Volkswagen AG	347	87,997

		128,707

TOTAL PREFERRED STOCKS
(Cost: $81,307)		128,707

SHORT-TERM INVESTMENTS — 0.99%

MONEY MARKET FUNDS — 0.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	36,988	36,988
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	2,082	2,082
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	1,397	1,397

		40,467

TOTAL SHORT-TERM INVESTMENTS
(Cost: $40,467)		40,467

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. CONSUMER DISCRETIONARY ETF

January 31, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 100.71%
(Cost: $3,185,681)	$4,094,781
Other Assets, Less Liabilities — (0.71)%	(28,866)

NET ASSETS — 100.00%	$4,065,915

CPO  —  Certificates of Participation (Ordinary)

FDR  —  Fiduciary Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX U.S. CONSUMER STAPLES ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 97.96%

AUSTRALIA — 5.01%
Coca-Cola Amatil Ltd.	2,954	$30,129
Metcash Ltd.	1,830	4,822
Treasury Wine Estates Ltd.	3,432	10,900
Wesfarmers Ltd.	4,337	158,929
Woolworths Ltd.	5,430	161,413

		366,193
BELGIUM — 5.09%
Anheuser-Busch InBev NV	3,472	332,668
Colruyt SA	264	14,985
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	378	24,320

		371,973
BRAZIL — 2.70%
AMBEV SA SP ADR	21,430	140,152
BRF — Brasil Foods SA SP ADR	3,242	57,319

		197,471
CANADA — 2.69%
Alimentation Couche-Tard Inc. Class B	572	42,155
Empire Co. Ltd. Class A	192	12,242
George Weston Ltd.	200	13,915
Loblaw Companies Ltd.[a]	462	17,826
Metro Inc. Class A	460	26,409
Saputo Inc.	686	32,271
Shoppers Drug Mart Corp.	976	51,385

		196,203
CHILE — 0.76%
Cencosud SA SP ADR	2,262	19,136
Compania Cervecerias Unidas SA SP ADR	690	14,766
Embotelladora Andina SA Class B SP ADR	368	8,203
Vina Concha y Toro SA SP ADR	366	13,242

		55,347
CHINA — 3.31%
Biostime International Holdings Ltd.	1,000	8,609
China Agri-Industries Holdings Ltd.	22,700	10,115
China Mengniu Dairy Co. Ltd.	6,000	27,625
China Resources Enterprise Ltd.[a]	8,000	23,800
Hengan International Group Co. Ltd.	4,000	43,195
Sun Art Retail Group Ltd.	14,000	18,319
Tingyi (Cayman Islands) Holding Corp.	12,000	31,063

Security	Shares	Value

Tsingtao Brewery Co. Ltd. Class H	4,000	$29,337
Uni-President China Holdings Ltd.	8,000	7,233
Want Want China Holdings Ltd.	28,000	37,791
Wumart Stores Inc. Class H	4,000	5,110

		242,197
DENMARK — 0.62%
Carlsberg A/S Class B	462	45,005

		45,005
FRANCE — 7.79%
Carrefour SA	2,548	87,810
Casino Guichard-Perrachon SA	258	26,634
Danone	2,556	168,915
L’Oreal SA	1,068	175,711
Pernod Ricard SA	934	100,310
Remy Cointreau SA	134	10,007

		569,387
GERMANY — 1.85%
Beiersdorf AG	480	47,538
Henkel AG & Co. KGaA	554	53,910
METRO AG	558	23,019
Suedzucker AG	432	10,778

		135,245
INDONESIA — 1.20%
PT Astra Agro Lestari Tbk	5,000	8,794
PT Charoen Pokphand Indonesia Tbk	44,000	14,901
PT Gudang Garam Tbk	3,000	10,295
PT Indofood CBP Sukses Makmur Tbk	8,000	7,207
PT Indofood Sukses Makmur Tbk	36,000	20,565
PT Unilever Indonesia Tbk	11,000	25,721

		87,483
IRELAND — 0.66%
Kerry Group PLC Class A	712	47,912

		47,912
JAPAN — 10.34%
AEON Co. Ltd.	2,600	32,862
Ajinomoto Co. Inc.	4,000	57,028
Asahi Group Holdings Ltd.	1,800	49,649
Calbee Inc.	200	4,661
Coca-Cola West Co. Ltd.	400	7,915
FamilyMart Co. Ltd.	200	9,099
Japan Tobacco Inc.	4,600	144,200
Kao Corp.	2,400	77,070
Kirin Holdings Co. Ltd.	4,000	55,145
Lawson Inc.	200	14,669

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. CONSUMER STAPLES ETF

January 31, 2014

Security	Shares	Value

Meiji Holdings Co. Ltd.	200	$12,649
Nippon Meat Packers Inc.	2,000	34,613
Nisshin Seifun Group Inc.	1,100	11,066
Nissin Foods Holdings Co. Ltd.	400	17,473
Seven & I Holdings Co. Ltd.	3,200	128,709
Shiseido Co. Ltd.	1,600	25,682
Suntory Beverage & Food Ltd.	600	19,738
Unicharm Corp.	600	33,064
Yakult Honsha Co. Ltd.	400	19,807

		755,099
MEXICO — 3.02%
Arca Continental SAB de CV	1,470	8,066
Coca-Cola FEMSA SAB de CV Series L	2,000	21,299
Controladora Comercial Mexicana SAB de CV BC Units	1,600	6,066
Fomento Economico Mexicano SAB de CV BD Units	9,000	81,500
Grupo Bimbo SAB de CV Series A	7,800	20,710
Grupo Comercial Chedraui SAB de CV	1,400	4,149
Kimberly-Clark de Mexico SAB de CV Series A	7,600	19,367
Wal-Mart de Mexico SAB de CV Series V	25,000	59,783

		220,940
NETHERLANDS — 5.84%
Heineken Holding NV	448	25,840
Heineken NV	1,030	62,866
Koninklijke Ahold NV	4,082	68,067
Unilever NV CVA	7,224	269,900

		426,673
NORWAY — 0.45%
Orkla ASA	4,222	32,724

		32,724
PHILIPPINES — 0.31%
Universal Robina Corp.	8,700	22,671

		22,671
POLAND — 0.12%
Eurocash SA	412	5,359
Kernel Holding SAb	280	3,384

		8,743
PORTUGAL — 0.26%
Jeronimo Martins SGPS SA	1,120	19,189

		19,189

Security	Shares	Value

RUSSIA — 0.99%
Magnit OJSC SP GDR[c]	1,376	$72,584

		72,584
SINGAPORE — 1.09%
Golden Agri-Resources Ltd.	66,000	26,850
Olam International Ltd.[a]	16,000	18,526
Wilmar International Ltd.	14,000	34,173

		79,549
SOUTH AFRICA — 0.94%
Pick n Pay Stores Ltd.	1,810	7,366
Shoprite Holdings Ltd.	2,112	26,984
SPAR Group Ltd. (The)	1,204	12,916
Tiger Brands Ltd.	896	21,339

		68,605
SPAIN — 0.34%
Distribuidora Internacional de Alimentacion SA	2,996	24,662

		24,662
SWEDEN — 1.37%
Svenska Cellulosa AB Class B	2,458	70,028
Swedish Match AB	1,020	29,917

		99,945
SWITZERLAND — 14.79%
Aryzta AGb	384	30,253
Barry Callebaut AG Registered[b]	14	16,602
Lindt & Spruengli AG Participation Certificates	6	26,964
Nestle SA Registered	13,858	1,006,853

		1,080,672
THAILAND — 0.76%
Charoen Pokphand Foods PCL NVDR	25,400	21,930
CP All PCL NVDR	28,400	33,768

		55,698
TURKEY — 0.46%
Anadolu Efes Biracilik ve Malt Sanayii AS	878	8,893
BIM Birlesik Magazalar AS	908	15,502
Coca-Cola Icecek AS	270	5,649
Ulker Biskuvi Sanayi AS	582	3,578

		33,622
UNITED KINGDOM — 25.20%
Associated British Foods PLC	1,450	64,699
British American Tobacco PLC	8,312	398,336
Coca-Cola HBC AG	474	12,565

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. CONSUMER STAPLES ETF

January 31, 2014

Security	Shares	Value

Coca-Cola HBC AG SP ADR	396	$10,454
Diageo PLC	10,954	324,132
Imperial Tobacco Group PLC	4,290	156,730
J Sainsbury PLC	4,736	26,845
Reckitt Benckiser Group PLC	2,730	204,725
SABMiller PLC	4,098	184,535
Tate & Lyle PLC	1,994	24,824
Tesco PLC	34,068	179,361
Unilever PLC	5,624	216,188
Wm Morrison Supermarkets PLC	9,626	37,952

		1,841,346

TOTAL COMMON STOCKS
(Cost: $6,221,923)		7,157,138

PREFERRED STOCKS — 1.64%

BRAZIL — 0.47%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR	898	34,367

		34,367
GERMANY — 1.17%
Henkel AG & Co. KGaA	788	85,416

		85,416

TOTAL PREFERRED STOCKS
(Cost: $91,111)		119,783

SHORT-TERM INVESTMENTS — 0.58%

MONEY MARKET FUNDS — 0.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	35,857	35,857
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	2,019	2,019
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	4,678	4,678

		42,554

TOTAL SHORT-TERM INVESTMENTS
(Cost: $42,554)		42,554

Value

TOTAL INVESTMENTS IN SECURITIES — 100.18%
(Cost: $6,355,588)	$7,319,475
Other Assets, Less Liabilities — (0.18)%	(13,276)

NET ASSETS — 100.00%	$7,306,199

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1993.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX U.S. ENERGY ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.10%

AUSTRALIA — 3.45%
Caltex Australia Ltd.	556	$9,372
Origin Energy Ltd.	3,782	46,131
Santos Ltd.	3,214	37,408
Woodside Petroleum Ltd.	2,116	69,011
WorleyParsons Ltd.	812	11,655

		173,577
AUSTRIA — 0.39%
OMV AG	450	19,480

		19,480
BRAZIL — 1.92%
Petroleo Brasileiro SA SP ADR	5,998	67,238
Ultrapar Participacoes SA SP ADR	1,322	29,150

		96,388
CANADA — 20.73%
AltaGas Ltd.	410	15,231
ARC Resources Ltd.	978	25,482
Athabasca Oil Corp.[a]	1,214	8,700
Baytex Energy Corp.	438	15,973
Cameco Corp.	1,392	29,552
Canadian Natural Resources Ltd.	3,562	116,673
Canadian Oil Sands Ltd.	1,486	26,683
Cenovus Energy Inc.	2,600	67,953
Crescent Point Energy Corp.	1,202	41,527
Enbridge Inc.	2,590	108,622
Encana Corp.	2,422	43,489
Enerplus Corp.	667	12,060
Husky Energy Inc.	1,160	34,427
Imperial Oil Ltd.	1,012	41,344
Keyera Corp.	266	15,746
MEG Energy Corp.[a]	520	14,397
Pacific Rubiales Energy Corp.	1,040	15,792
Pembina Pipeline Corp.	1,038	35,592
Pengrowth Energy Corp.	1,712	11,056
Penn West Petroleum Ltd.	1,766	13,194
Peyto Exploration & Development Corp.	422	12,354
Suncor Energy Inc.	4,964	162,907
Talisman Energy Inc.	3,400	36,563
Tourmaline Oil Corp.[a]	478	20,188
TransCanada Corp.	2,338	101,535
Vermilion Energy Inc.	292	16,059

		1,043,099

Security	Shares	Value

CHINA — 6.46%
China Coal Energy Co. Class H	20,000	$9,994
China Oilfield Services Ltd. Class H	8,000	21,430
China Petroleum & Chemical Corp. Class H	88,400	70,358
China Shenhua Energy Co. Ltd. Class H	13,000	33,568
CNOOC Ltd.	58,000	91,129
Kunlun Energy Co. Ltd.	12,000	19,905
PetroChina Co. Ltd. Class H	72,000	69,637
Yanzhou Coal Mining Co. Ltd. Class Hb	12,000	9,026

		325,047
COLOMBIA — 0.60%
Ecopetrol SA SP ADR	874	29,943

		29,943
FINLAND — 0.16%
Neste Oil OYJ	452	8,076

		8,076
FRANCE — 8.64%
CGG[a]	668	9,954
Technip SA	338	28,830
Total SA	6,932	395,801

		434,585
HUNGARY — 0.33%
MOL Hungarian Oil and Gas PLC	270	16,527

		16,527
INDIA — 1.11%
Reliance Industries Ltd. SP GDR[b,c]	2,126	55,914

		55,914
INDONESIA — 0.33%
PT Adaro Energy Tbk	76,000	5,913
PT Bukit Asam (Persero) Tbk	6,000	4,545
PT Indo Tambangraya Megah Tbk	2,800	6,146

		16,604
ISRAEL — 0.17%
Delek Group Ltd. (The)	24	8,570

		8,570
ITALY — 4.85%
Eni SpA	8,348	189,692
Saipem SpA	878	20,602
Tenaris SA	1,500	33,620

		243,914
JAPAN — 2.10%
Idemitsu Kosan Co. Ltd.	800	17,893

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. ENERGY ETF

January 31, 2014

Security	Shares	Value

INPEX Corp.	2,600	$31,103
JX Holdings Inc.	7,200	35,087
Showa Shell Sekiyu K.K.	400	3,852
TonenGeneral Sekiyu K.K.	2,000	17,571

		105,506
NETHERLANDS — 0.49%
Fugro NV CVA	220	11,516
Koninklijke Vopak NV	242	13,308

		24,824
NORWAY — 3.17%
Aker Solutions ASA	596	9,097
Seadrill Ltd.	1,218	43,590
Statoil ASA	3,802	89,825
Subsea 7 SA	994	17,036

		159,548
POLAND — 0.50%
Grupa Lotos SAa	240	2,689
Polski Koncern Naftowy Orlen SA	1,148	14,127
Polskie Gornictwo Naftowe i Gazownictwo SA	5,814	8,539

		25,355
PORTUGAL — 0.36%
Galp Energia SGPS SA Class B	1,166	18,051

		18,051
RUSSIA — 6.97%
Gazprom OAO SP ADR	13,334	110,139
LUKOIL OAO SP ADR	1,696	96,418
NovaTek OAO SP GDR[d]	518	63,248
Rosneft Oil Co. OJSC SP GDR[d]	4,100	28,126
Surgutneftegas OJSC SP ADR	3,466	26,653
Tatneft OAO SP ADR	792	26,215

		350,799
SOUTH AFRICA — 1.96%
Exxaro Resources Ltd.	638	8,560
Sasol Ltd.	1,890	90,243

		98,803
SPAIN — 1.35%
Repsol SA	2,901	67,993

		67,993
SWEDEN — 0.28%
Lundin Petroleum ABa	820	14,180

		14,180

Security	Shares	Value

SWITZERLAND — 0.99%
Transocean Ltd.	1,140	$49,683

		49,683
THAILAND — 1.44%
Banpu PCL NVDR	5,600	4,496
IRPC PCL NVDR	92,600	8,752
PTT Exploration & Production PCL NVDR	5,022	23,277
PTT PCL NVDR	3,400	28,428
Thai Oil PCL NVDR	4,800	7,670

		72,623
TURKEY — 0.13%
Turkiye Petrol Rafinerileri AS	392	6,459

		6,459
UNITED KINGDOM — 29.22%
AMEC PLC	980	16,589
BG Group PLC	11,100	186,436
BP PLC	61,360	482,025
Petrofac Ltd.	906	17,198
Royal Dutch Shell PLC Class A	11,618	401,634
Royal Dutch Shell PLC Class B	8,932	326,614
Tullow Oil PLC	3,070	39,884

		1,470,380

TOTAL COMMON STOCKS
(Cost: $4,785,733)		4,935,928

PREFERRED STOCKS — 1.76%

BRAZIL — 1.45%
Petroleo Brasileiro SA SP ADR	6,124	72,876

		72,876
RUSSIA — 0.31%
Surgutneftegas OJSC SP ADR	2,206	15,861

		15,861

TOTAL PREFERRED STOCKS
(Cost: $189,263)		88,737

SHORT-TERM INVESTMENTS — 0.36%

MONEY MARKET FUNDS — 0.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	16,094	16,094
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[e,f,g]	906	906

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. ENERGY ETF

January 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	847	$847

		17,847

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,847)		17,847

TOTAL INVESTMENTS IN SECURITIES — 100.22%
(Cost: $4,992,843)		5,042,512
Other Assets, Less Liabilities — (0.22)%		(10,941)

NET ASSETS — 100.00%		$5,031,571

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX U.S. FINANCIALS ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.24%

AUSTRALIA — 10.37%
AMP Ltd.	3,104	$11,564
ASX Ltd.	220	6,837
Australia and New Zealand Banking Group Ltd.	2,976	78,234
Bank of Queensland Ltd.	240	2,387
Bendigo and Adelaide Bank Ltd.	496	5,020
CFS Retail Property Trust Group	2,720	4,604
Commonwealth Bank of Australia	1,732	112,174
Dexus Property Group	6,128	5,320
Federation Centres	1,496	2,963
Goodman Group	1,884	7,677
GPT Group	1,912	6,022
Insurance Australia Group Ltd.	2,244	10,749
Lend Lease Group	552	5,072
Macquarie Group Ltd.	309	14,583
Mirvac Group	4,212	6,137
National Australia Bank Ltd.	2,540	73,687
QBE Insurance Group Ltd.	1,300	13,033
Stockland Corp. Ltd.	2,516	7,969
Suncorp Group Ltd.	1,360	14,453
Westfield Group	2,256	20,077
Westfield Retail Trust	3,300	8,695
Westpac Banking Corp.	3,364	90,606

		507,863
AUSTRIA — 0.41%
Erste Group Bank AG	272	9,906
IMMOEAST AG Escrow[a,b]	372	—
IMMOFINANZ AGa	1,116	5,266
Raiffeisen International Bank Holding AG	28	1,076
Vienna Insurance Group AG	80	3,797

		20,045
BELGIUM — 0.62%
Ageas	188	8,081
Groupe Bruxelles Lambert SA	92	8,315
KBC Groep NV	236	13,957

		30,353
BRAZIL — 0.23%
Banco Santander (Brasil) SA SP ADR	2,424	11,078

		11,078
CANADA — 10.32%
Bank of Montreal	700	42,730

Security	Shares	Value

Bank of Nova Scotia	1,284	$70,364
Brookfield Asset Management Inc. Class A	608	23,067
Brookfield Office Properties Inc.	380	7,096
Canadian Imperial Bank of Commerce	448	34,785
CI Financial Corp.	268	8,360
Fairfax Financial Holdings Ltd.	12	4,613
First Capital Realty Inc.	100	1,569
Great-West Lifeco Inc.	308	8,743
H&R Real Estate Investment Trust	140	2,656
IGM Financial Inc.	116	5,618
Industrial Alliance Insurance and Financial Services Inc.	128	5,089
Intact Financial Corp.	160	9,730
Manulife Financial Corp.	1,968	36,273
National Bank of Canada	176	13,171
Onex Corp.	104	5,354
Power Corp. of Canada	372	10,093
Power Financial Corp.	268	8,249
RioCan Real Estate Investment Trust	200	4,445
Royal Bank of Canada	1,552	95,950
Sun Life Financial Inc.	680	22,401
Toronto-Dominion Bank (The)	988	85,353

		505,709
CHILE — 0.31%
Banco Santander (Chile) SA SP ADR[c]	528	10,285
CorpBanca SA SP ADR	300	4,947

		15,232
CHINA — 6.39%
Agricultural Bank of China Ltd. Class H	28,000	12,224
Bank of China Ltd. Class H	84,000	35,591
Bank of Communications Co. Ltd. Class H	8,400	5,463
China CITIC Bank Corp. Ltd. Class H	8,000	3,864
China Construction Bank Corp. Class H	84,100	58,379
China Life Insurance Co. Ltd. Class H	8,000	21,842
China Merchants Bank Co. Ltd. Class H	4,827	8,529
China Minsheng Banking Corp. Ltd. Class H	6,300	6,207
China Overseas Land & Investment Ltd.	8,000	21,585
China Pacific Insurance (Group) Co. Ltd. Class H	3,200	11,663
China Taiping Insurance Holdings Co. Ltd.[a]	1,600	2,798

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. FINANCIALS ETF

January 31, 2014

Security	Shares	Value

Chongqing Rural Commercial Bank Co. Ltd. Class H	4,000	$1,695
CITIC Securities Co. Ltd. Class H	2,000	4,616
Country Garden Holdings Co. Ltd.	4,196	2,302
Evergrande Real Estate Group Ltd.[c]	8,000	3,204
Far East Horizon Ltd.	4,000	2,885
Franshion Properties (China) Ltd.	8,000	2,565
Greentown China Holdings Ltd.	2,000	2,869
Guangzhou R&F Properties Co. Ltd. Class H	1,600	2,122
Haitong Securities Co. Ltd. Class H	1,600	2,349
Industrial and Commercial Bank of China Ltd. Class H	80,440	49,830
Longfor Properties Co. Ltd.	2,000	2,772
New China Life Insurance Co. Ltd. Class Ha	800	2,380
People’s Insurance Co. Group of China Ltd. Class H	8,000	3,472
PICC Property and Casualty Co. Ltd. Class H	8,200	11,089
Ping An Insurance (Group) Co. of China Ltd. Class H	2,000	16,201
Poly Property Group Co. Ltd.	4,000	1,911
Shimao Property Holdings Ltd.	2,000	4,368
Shui On Land Ltd.	6,666	2,120
Sino-Ocean Land Holdings Ltd.	2,000	1,077
SOHO China Ltd.	4,000	3,184
Yuexiu Property Co. Ltd.	8,000	1,638

		312,794
COLOMBIA — 0.30%
Bancolombia SA SP ADR	340	14,940

		14,940
CZECH REPUBLIC — 0.12%
Komercni Banka AS	28	6,057

		6,057
DENMARK — 0.39%
Danske Bank A/Sa	724	16,330
TrygVesta A/S	28	2,672

		19,002
EGYPT — 0.22%
Commercial International Bank (Egypt) SAE SP ADR	2,502	10,859

		10,859

Security	Shares	Value

FINLAND — 0.50%
Pohjola Bank PLC Class A	76	$1,496
Sampo OYJ Class A	492	22,857

		24,353
FRANCE — 5.07%
AXA SA	1,860	48,912
BNP Paribas SA	1,032	79,953
CNP Assurances SA	176	3,449
Credit Agricole SAa	984	13,252
Eurazeo	69	4,937
Fonciere des Regions	48	3,936
Gecina SA	24	2,930
Icade	44	3,863
Klepierre	120	5,207
Natixis	800	4,709
SCOR SE	192	6,230
Societe Generale	716	40,631
Unibail-Rodamco SE	104	25,062
Wendel	40	5,427

		248,498
GERMANY — 4.60%
Allianz SE Registered	496	82,807
Commerzbank AGa	1,020	17,366
Deutsche Bank AG Registered	1,088	52,659
Deutsche Boerse AG	260	20,017
Deutsche Wohnen AG Bearer	320	5,996
Hannover Rueck SE Registered	64	5,084
Muenchener Rueckversicherungs-Gesellschaft AG Registered	200	41,306

		225,235
GREECE — 0.02%
National Bank of Greece SA SP ADR	280	1,252

		1,252
HONG KONG — 4.35%
AIA Group Ltd.	13,600	62,616
Bank of East Asia Ltd. (The)	2,400	9,103
BOC Hong Kong (Holdings) Ltd.	6,000	18,236
First Pacific Co. Ltd.	4,000	3,962
Hang Lung Properties Ltd.	4,000	11,101
Hang Seng Bank Ltd.	1,600	25,036
Hong Kong Exchanges and Clearing Ltd.	600	9,419
Kerry Properties Ltd.	2,000	6,426
Link REIT (The)	2,000	9,041
New World Development Co. Ltd.	4,000	4,997

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. FINANCIALS ETF

January 31, 2014

Security	Shares	Value

Sino Land Co. Ltd.	8,200	$10,898
Sun Hung Kai Properties Ltd.	1,000	12,209
Swire Pacific Ltd. Class A	2,000	21,585
Swire Properties Ltd.	3,200	8,263

		212,892
HUNGARY — 0.10%
OTP Bank PLC	268	4,909

		4,909
INDIA — 0.88%
HDFC Bank Ltd. SP ADR	880	27,535
ICICI Bank Ltd. SP ADR	484	15,571

		43,106
INDONESIA — 0.84%
PT Bank Central Asia Tbk	16,000	13,006
PT Bank Danamon Indonesia Tbk	6,000	2,133
PT Bank Mandiri (Persero) Tbk	12,056	8,590
PT Bank Negara Indonesia (Persero) Tbk	10,000	3,571
PT Bank Rakyat Indonesia (Persero) Tbk	16,000	10,909
PT Bumi Serpong Damai Tbk	10,000	1,179
PT Lippo Karawaci Tbk	20,000	1,556

		40,944
IRELAND — 0.18%
Bank of Ireland[a]	21,640	8,609

		8,609
ISRAEL — 0.33%
Bank Hapoalim BM	1,496	7,798
Bank Leumi le-Israel BMa	1,536	5,864
Mizrahi Tefahot Bank Ltd.	196	2,393

		16,055
ITALY — 2.24%
Assicurazioni Generali SpA	1,312	28,397
Banca Monte dei Paschi di Siena SpA[a,c]	10,380	2,364
Exor SpA	72	2,825
Intesa Sanpaolo SpA	11,672	31,638
Mediobanca SpA[a]	648	5,955
UniCredit SpA	4,372	32,899
Unione di Banche Italiane SpA	792	5,784

		109,862
JAPAN — 12.24%
Acom Co. Ltd.[a]	800	2,408
Bank of Yokohama Ltd. (The)	4,000	20,434
Credit Saison Co. Ltd.	400	9,990
Dai-ichi Life Insurance Co. Ltd. (The)	1,200	18,344
Daito Trust Construction Co. Ltd.	400	38,202

Security	Shares	Value

Daiwa Securities Group Inc.	4,000	$38,045
Hokuhoku Financial Group Inc.	4,000	7,687
Hulic Co. Ltd.	400	5,150
Japan Exchange Group Inc.	400	9,892
Japan Retail Fund Investment Corp.	4	8,068
Mitsubishi Estate Co. Ltd.	1,000	24,955
Mitsubishi UFJ Financial Group Inc.	14,000	85,522
Mitsubishi UFJ Lease & Finance Co. Ltd.	800	4,259
Mizuho Financial Group Inc.	26,040	55,918
MS&AD Insurance Group Holdings Inc.	800	18,920
NKSJ Holdings Inc.	400	10,633
Nomura Holdings Inc.	4,000	28,435
NTT Urban Development Corp.	400	3,977
ORIX Corp.	1,200	18,709
Resona Holdings Inc.	2,800	14,990
SBI Holdings Inc.	280	3,931
Seven Bank Ltd.	2,000	7,727
Shinsei Bank Ltd.	5,000	10,345
Sony Financial Holdings Inc.	400	6,585
Sumitomo Mitsui Financial Group Inc.	1,600	75,682
Sumitomo Mitsui Trust Holdings Inc.	4,980	24,171
T&D Holdings Inc.	800	9,923
Tokio Marine Holdings Inc.	800	23,800
Tokyu Fudosan Holdings Corp.[a]	800	6,958
United Urban Investment Corp.	4	5,997

		599,657
MEXICO — 0.83%
Compartamos SAB de CV	2,400	4,305
Fibra Uno Administracion SA de CV	1,600	5,163
Grupo Financiero Banorte SAB de CV Series O	2,800	17,664
Grupo Financiero Inbursa SAB de CV Series O	3,200	7,975
Grupo Financiero Santander Mexico SAB de CV Series B	2,400	5,373

		40,480
NETHERLANDS — 1.57%
AEGON NV	1,724	15,082
Corio NV	108	4,595
Delta Lloyd NV	208	5,353
ING Groep NV CVA[a]	3,924	52,070

		77,100
NORWAY — 0.51%
DNB ASA	1,236	20,850

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. FINANCIALS ETF

January 31, 2014

Security	Shares	Value

Gjensidige Forsikring ASA	228	$4,361

		25,211
PERU — 0.24%
Credicorp Ltd.	88	11,609

		11,609
PHILIPPINES — 0.57%
Ayala Corp.	444	5,134
Ayala Land Inc.	8,000	4,625
Bank of the Philippine Islands	2,254	4,416
BDO Unibank Inc.	2,720	4,741
Metro Pacific Investments Corp.	22,100	2,097
Metropolitan Bank & Trust Co.	1,766	2,962
SM Prime Holdings Inc.	11,200	3,835

		27,810
POLAND — 0.81%
Alior Bank SAa	32	893
Bank Handlowy w Warszawie SA	36	1,178
Bank Pekao SA	156	9,163
Bank Zachodni WBK SA	28	3,509
mBank SA	16	2,589
Powszechna Kasa Oszczednosci Bank Polski SA	1,172	15,169
Powszechny Zaklad Ubezpieczen SA	56	7,328

		39,829
PORTUGAL — 0.04%
Banco Espirito Santo SA Registered[a]	1,224	1,865

		1,865
RUSSIA — 0.63%
Sberbank of Russia SP ADR	2,852	30,859

		30,859
SINGAPORE — 2.27%
Ascendas REIT	4,000	6,666
CapitaCommercial Trust	12,000	13,331
CapitaLand Ltd.	4,000	8,637
CapitaMall Trust Management Ltd.	12,000	17,556
CapitaMalls Asia Ltd.	4,000	5,508
DBS Group Holdings Ltd.	1,000	12,885
Global Logistic Properties Ltd.	8,000	17,587
Oversea-Chinese Banking Corp. Ltd.	4,000	29,104

		111,274
SOUTH AFRICA — 1.55%
African Bank Investments Ltd.	1,421	1,361
Barclays Africa Group Ltd.	352	4,097
Discovery Ltd.	428	2,874

Security	Shares	Value

FirstRand Ltd.	3,680	$10,254
Growthpoint Properties Ltd.	2,336	4,591
Investec Ltd.	524	3,341
Liberty Holdings Ltd.	124	1,265
MMI Holdings Ltd.	1,184	2,498
Nedbank Group Ltd.	240	4,141
Redefine Properties Ltd.	4,236	3,357
Remgro Ltd.	524	8,702
RMB Holdings Ltd.	984	3,767
RMI Holdings Ltd.	984	2,159
Sanlam Ltd.	2,080	8,881
Standard Bank Group Ltd.	1,384	14,492

		75,780
SOUTH KOREA — 0.75%
Shinhan Financial Group Co. Ltd. SP ADR	409	16,928
Woori Finance Holdings Co. Ltd. SP ADR	588	19,951

		36,879
SPAIN — 4.66%
Banco Bilbao Vizcaya Argentaria SA	6,234	74,485
Banco de Sabadell SA	3,856	11,404
Banco Popular Espanol SA	1,528	10,521
Banco Santander SA	12,469	107,785
Bankia SAa	4,812	8,358
CaixaBank SA	1,888	11,584
Mapfre SA	948	3,916

		228,053
SWEDEN — 3.04%
Industrivarden AB Class C	116	2,103
Investment AB Kinnevik Class B	240	9,430
Investor AB Class B	560	18,153
Nordea Bank AB	3,224	43,192
Skandinaviska Enskilda Banken AB Class A	1,684	21,763
Svenska Handelsbanken AB Class A	600	28,560
Swedbank AB Class A	980	25,645

		148,846
SWITZERLAND — 5.16%
Baloise Holding AG Registered	60	7,188
Credit Suisse Group AG Registered	1,592	48,165
Julius Baer Group Ltd.[a]	320	15,564
Pargesa Holding SA Bearer	44	3,547
Partners Group Holding AG	28	6,644
Swiss Life Holding AG Registered[a]	32	6,911

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. FINANCIALS ETF

January 31, 2014

Security	Shares	Value

Swiss Prime Site AG Registered[a]	64	$4,982
Swiss Re AGa	380	32,896
UBS AG Registered[a]	4,052	80,490
Zurich Insurance Group AG	160	46,517

		252,904
THAILAND — 0.82%
Bangkok Bank PCL NVDR	2,000	10,391
Central Pattana PCL NVDR	2,400	2,726
Kasikornbank PCL NVDR	2,400	12,360
Krung Thai Bank PCL NVDR	8,075	4,085
Siam Commercial Bank PCL NVDR	2,400	10,833

		40,395
TURKEY — 0.50%
Akbank TAS	1,748	4,453
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,432	2,313
Haci Omer Sabanci Holding AS	812	2,683
Turkiye Garanti Bankasi AS	2,428	6,401
Turkiye Halk Bankasi AS	660	3,255
Turkiye Is Bankasi AS Class C	1,664	2,981
Turkiye Vakiflar Bankasi TAO Class D	788	1,202
Yapi ve Kredi Bankasi AS	916	1,288

		24,576
UNITED KINGDOM — 13.26%
3i Group PLC	984	6,038
Aberdeen Asset Management PLC	972	6,243
Admiral Group PLC	220	5,224
Aviva PLC	3,196	23,373
Barclays PLC	15,768	70,615
British Land Co. PLC	1,176	12,688
Direct Line Insurance Group PLC	896	3,899
Hammerson PLC	992	8,567
Hargreaves Lansdown PLC	260	6,350
HSBC Holdings PLC	19,888	204,935
ICAP PLC	684	4,345
Intu Properties PLC	720	3,734
Investec PLC	544	3,505
Land Securities Group PLC	892	15,085
Legal & General Group PLC	6,612	23,396
Lloyds Banking Group PLC[a]	49,568	67,858
London Stock Exchange Group PLC	228	6,895
Old Mutual PLC	5,392	15,286
Prudential PLC	2,704	54,571
Resolution Ltd.	1,676	9,602
Royal Bank of Scotland Group PLC[a]	2,228	12,449

Security	Shares	Value

RSA Insurance Group PLC	3,980	$6,345
Schroders PLC	104	4,217
SEGRO PLC	1,068	5,917
Standard Chartered PLC	2,628	53,555
Standard Life PLC	2,432	14,613

		649,305

TOTAL COMMON STOCKS
(Cost: $4,743,445)		4,812,079

PREFERRED STOCKS — 1.50%

BRAZIL — 1.50%
Banco Bradesco SA SP ADR	3,297	34,717
Itau Unibanco Holding SA SP ADR	3,148	38,532

		73,249

TOTAL PREFERRED STOCKS
(Cost: $94,241)		73,249

RIGHTS — 0.05%

AUSTRIA — 0.00%
Raiffeisen International Bank Holding AGa	28	—

		—
SPAIN — 0.05%
Banco Popular Espanol SAa	1,528	85
Banco Santander SAa	12,469	2,505

		2,590

TOTAL RIGHTS
(Cost: $2,659)		2,590

SHORT-TERM INVESTMENTS — 0.19%

MONEY MARKET FUNDS — 0.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	7,607	7,607
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	428	428
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	1,224	1,224

		9,259

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,259)		9,259

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. FINANCIALS ETF

January 31, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 99.98%
(Cost: $4,849,604)	$4,897,177
Other Assets, Less Liabilities — 0.02%	1,090

NET ASSETS — 100.00%	$4,898,267

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX U.S. HEALTHCARE ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.52%

AUSTRALIA — 3.15%
Cochlear Ltd.	441	$22,021
CSL Ltd.	4,242	260,042
Ramsay Health Care Ltd.	1,314	50,284
Sonic Healthcare Ltd.	3,447	49,654

		382,001
BELGIUM — 0.74%
UCB SA	1,263	89,402

		89,402
CANADA — 3.87%
Catamaran Corp.[a]	1,848	89,818
Valeant Pharmaceuticals International Inc.[a]	2,799	379,401

		469,219
CHINA — 1.18%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	16,000	18,751
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	8,700	21,535
Sihuan Pharmaceutical Holdings Group Ltd.	39,000	41,588
Sino Biopharmaceutical Ltd.	36,000	30,507
Sinopharm Group Co. Ltd. Class H	10,800	30,460

		142,841
DENMARK — 6.60%
Coloplast A/S Class B	1,176	88,224
Novo Nordisk A/S Class B	14,925	590,726
Novozymes A/S Class B	2,046	88,301
William Demant Holding A/Sa	342	31,430

		798,681
FINLAND — 0.28%
Orion OYJ Class B	1,293	33,792

		33,792
FRANCE — 9.82%
Essilor International SA	1,950	195,990
Sanofi	10,122	993,722

		1,189,712
GERMANY — 9.89%
Bayer AG Registered	4,293	566,717
Celesio AG	1,539	50,848
Fresenius Medical Care AG & Co. KGaA	2,259	159,021
Fresenius SE & Co. KGaA	1,311	204,463

Security	Shares	Value

Merck KGaA	909	$141,154
QIAGEN NVa	3,438	75,410

		1,197,613
HUNGARY — 0.32%
Richter Gedeon Nyrt	1,938	39,180

		39,180
INDIA — 0.71%
Dr. Reddy’s Laboratories Ltd. SP ADR	1,689	70,465
Ranbaxy Laboratories Ltd. SP GDR[a,b]	3,097	15,420

		85,885
INDONESIA — 0.27%
PT Kalbe Farma Tbk	282,060	32,457

		32,457
ISRAEL — 2.72%
Teva Pharmaceutical Industries Ltd.	7,401	329,643

		329,643
JAPAN — 11.57%
Alfresa Holdings Corp.	300	17,238
Astellas Pharma Inc.	3,900	244,665
Chugai Pharmaceutical Co. Ltd.	2,100	48,266
Daiichi Sankyo Co. Ltd.	6,000	101,368
Dainippon Sumitomo Pharma Co. Ltd.	1,500	25,974
Eisai Co. Ltd.	2,100	81,191
Hisamitsu Pharmaceutical Co. Inc.	600	27,298
Kyowa Hakko Kirin Co. Ltd.	3,000	30,858
M3 Inc.	6	17,797
Medipal Holdings Corp.	1,200	17,673
Miraca Holdings Inc.	300	14,340
Mitsubishi Tanabe Pharma Corp.	1,800	26,651
Olympus Corp.[a]	2,100	62,803
Ono Pharmaceutical Co. Ltd.	600	52,537
Otsuka Holdings Co. Ltd.	3,000	92,543
Santen Pharmaceutical Co. Ltd.	600	25,474
Shionogi & Co. Ltd.	2,700	56,099
Suzuken Co. Ltd.	600	20,944
Sysmex Corp.	600	33,476
Taisho Pharmaceutical Holdings Co. Ltd.	300	21,886
Takeda Pharmaceutical Co. Ltd.	6,600	310,181
Terumo Corp.	1,200	56,891
Tsumura & Co.	600	14,932

		1,401,085

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. HEALTHCARE ETF

January 31, 2014

Security	Shares	Value

MEXICO — 0.22%
Genomma Lab Internacional SAB de CV Series Ba,c	10,800	$26,706

		26,706
NEW ZEALAND — 0.21%
Ryman Healthcare Ltd.	3,963	25,320

		25,320
SOUTH AFRICA — 1.23%
Aspen Pharmacare Holdings Ltd.	3,381	75,919
Life Healthcare Group Holdings Ltd.	9,369	29,771
Mediclinic International Ltd.	3,300	21,096
Netcare Ltd.	11,187	22,287

		149,073
SPAIN — 0.66%
Grifols SA	1,551	80,412

		80,412
SWEDEN — 1.04%
Elekta AB Class B	3,669	53,526
Getinge AB Class B	2,094	72,037

		125,563
SWITZERLAND — 27.81%
Actelion Ltd. Registered	1,152	108,376
Lonza Group AG Registered	699	70,352
Novartis AG Registered	18,975	1,504,339
Roche Holding AG Genusschein	5,856	1,611,992
Sonova Holding AG Registered	528	72,643

		3,367,702
THAILAND — 0.11%
Bangkok Dusit Medical Services PCL NVDR	3,600	12,869

		12,869
UNITED KINGDOM — 17.12%
AstraZeneca PLC	10,332	655,178
GlaxoSmithKline PLC	40,146	1,031,895
Shire PLC	5,223	261,203
Smith & Nephew PLC	8,649	124,517

		2,072,793

TOTAL COMMON STOCKS
(Cost: $9,973,189)		12,051,949

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.24%

MONEY MARKET FUNDS — 0.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	26,890	$26,890
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	1,514	1,514
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	476	476

		28,880

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,880)		28,880

TOTAL INVESTMENTS IN SECURITIES — 99.76%
(Cost: $10,002,069)		12,080,829
Other Assets, Less Liabilities — 0.24%		28,653

NET ASSETS — 100.00%		$12,109,482

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX U.S. INDUSTRIALS ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.61%

AUSTRALIA — 2.71%
ALS Ltd.	622	$4,314
Asciano Ltd.	1,745	8,557
Aurizon Holdings Ltd.	2,194	9,418
Brambles Ltd.	3,198	25,140
Leighton Holdings Ltd.	366	5,253
Qantas Airways Ltd.[a]	2,340	2,246
Seek Ltd.	388	4,201
Sydney Airport	1,684	5,789
Toll Holdings Ltd.	1,118	5,453
Transurban Group	2,888	17,412

		87,783
AUSTRIA — 0.17%
Andritz AG	100	5,495

		5,495
BRAZIL — 0.46%
Embraer SA SP ADR	489	15,007

		15,007
CANADA — 5.07%
Bombardier Inc. Class B	2,748	9,908
CAE Inc.	538	6,809
Canadian National Railway Co.	1,560	83,404
Canadian Pacific Railway Ltd.	294	44,521
Finning International Inc.	350	8,460
SNC-Lavalin Group Inc.	261	10,817

		163,919
CHILE — 0.36%
LATAM Airlines Group SA SP ADR	838	11,648

		11,648
CHINA — 3.02%
Air China Ltd. Class H	4,000	2,607
AviChina Industry & Technology Co. Ltd. Class H	4,000	2,339
Beijing Capital International Airport Co. Ltd. Class H	6,000	4,567
Beijing Enterprises Holdings Ltd.	1,000	8,500
China Communications Construction Co. Ltd. Class H	9,000	6,560
China COSCO Holdings Co. Ltd. Class Ha	6,000	2,527
China Everbright International Ltd.	4,000	5,275
China International Marine Containers (Group) Co. Ltd. Class H	1,400	3,249

Security	Shares	Value

China Merchants Holdings (International) Co. Ltd.	2,000	$6,800
China Railway Construction Corp. Ltd. Class H	4,000	3,343
China Railway Group Ltd. Class H	8,000	3,555
China Shipping Container Lines Co. Ltd. Class Ha,b	11,000	2,592
China State Construction International Holdings Ltd.	4,000	7,264
CITIC Pacific Ltd.[b]	6,000	7,495
COSCO Pacific Ltd.	4,000	5,115
CSR Corp Ltd. Class H	4,000	2,916
Jiangsu Expressway Co. Ltd. Class H	2,000	2,524
Shanghai Electric Group Co. Ltd. Class H	8,000	2,555
Shanghai Industrial Holdings Ltd.	1,000	3,329
Sinopec Engineering Group Co. Ltd.	2,000	2,591
Weichai Power Co. Ltd. Class H	1,200	4,574
Zhejiang Expressway Co. Ltd. Class H	2,000	1,798
Zhuzhou CSR Times Electric Co. Ltd. Class H	1,000	3,104
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	3,200	2,605

		97,784
DENMARK — 1.45%
A.P. Moeller-Maersk A/S Class A	1	10,690
A.P. Moeller-Maersk A/S Class B	2	22,302
DSV A/S	435	13,947

		46,939
FINLAND — 1.14%
Kone OYJ Class B	390	15,883
Metso OYJ	251	7,860
Wartsila OYJ Abp	243	13,196

		36,939
FRANCE — 11.64%
Aeroports de Paris	33	3,725
Airbus Group NV	955	67,755
ALSTOM	405	11,497
Bouygues SA	321	12,290
Bureau Veritas SA	300	7,806
Compagnie de Saint-Gobain	732	38,464
Edenred SA	345	9,640
Groupe Eurotunnel SA Registered	1,153	12,728
Legrand SA	363	19,280
Rexel SA	286	7,347
Safran SA	354	25,187

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. INDUSTRIALS ETF

January 31, 2014

Security	Shares	Value

Schneider Electric SA	873	$70,508
Schneider Electric SA New	29	2,338
Societe BIC SA	48	5,527
Thales SA	125	8,146
Vallourec SA	214	10,691
Vinci SA	846	55,406
Zodiac Aerospace	48	8,460

		376,795
GERMANY — 8.74%
Brenntag AG	77	13,291
Deutsche Lufthansa AG Registered[a]	472	11,244
Deutsche Post AG Registered	1,265	43,791
Fraport AG	89	6,586
GEA Group AG	365	17,122
Hochtief AG	55	4,386
MAN SE	78	9,498
Osram Licht AGa	133	7,792
Siemens AG Registered	1,335	169,158

		282,868
HONG KONG — 2.24%
Cathay Pacific Airways Ltd.	3,000	6,221
Hopewell Holdings Ltd.	1,000	3,471
Hutchison Whampoa Ltd.	4,000	49,634
MTR Corp. Ltd.	2,500	8,838
NWS Holdings Ltd.	3,000	4,358

		72,522
INDIA — 0.34%
Larsen & Toubro Ltd. SP GDR[c]	705	11,076

		11,076
INDONESIA — 0.43%
PT Jasa Marga (Persero) Tbk	10,500	4,450
PT United Tractors Tbk	5,954	9,412

		13,862
ITALY — 1.38%
Atlantia SpA	460	10,484
CNH Industrial NVa	1,546	16,262
Finmeccanica SpA[a]	895	7,869
Prysmian SpA	414	10,127

		44,742
JAPAN — 27.12%
Amada Co. Ltd.	1,000	8,246
ANA Holdings Inc.[b]	1,000	2,138
Asahi Glass Co. Ltd.	2,000	11,472
Central Japan Railway Co.	200	22,199

Security	Shares	Value

Dai Nippon Printing Co. Ltd.	1,000	$10,051
Daikin Industries Ltd.	400	23,360
East Japan Railway Co.	500	37,417
FANUC Corp.	300	49,331
Fuji Electric Co. Ltd.	1,000	4,403
Hankyu Hanshin Holdings Inc.	2,000	10,237
Hino Motors Ltd.	1,000	14,963
Hitachi Construction Machinery Co. Ltd.	200	3,916
IHI Corp.	3,000	13,884
ITOCHU Corp.	2,600	32,250
Japan Airlines Co. Ltd.	100	5,060
Japan Steel Works Ltd. (The)	1,000	5,030
JTEKT Corp.	400	6,052
Kajima Corp.	2,000	7,491
Kawasaki Heavy Industries Ltd.	3,000	13,237
Keikyu Corp.	1,000	7,982
Keio Corp.	1,000	6,491
Keisei Electric Railway Co. Ltd.	1,000	8,982
Kintetsu Corp.	3,000	10,413
Komatsu Ltd.	1,700	35,805
Kubota Corp.	2,000	31,338
Kurita Water Industries Ltd.	300	6,451
LIXIL Group Corp.	500	13,095
Makita Corp.	200	10,570
Marubeni Corp.	3,000	21,268
Mitsubishi Corp.	2,300	42,917
Mitsubishi Electric Corp.	3,000	34,652
Mitsubishi Heavy Industries Ltd.	5,000	32,848
Mitsui & Co. Ltd.	3,000	40,741
Mitsui O.S.K. Lines Ltd.	2,000	8,354
Nabtesco Corp.	200	4,481
Nidec Corp.	200	22,601
Nippon Express Co. Ltd.	1,000	4,765
Nippon Yusen K.K.	3,000	9,443
NSK Ltd.	1,000	11,521
Obayashi Corp.	1,000	5,991
Odakyu Electric Railway Co. Ltd.	1,000	8,884
Secom Co. Ltd.	300	17,150
Shimizu Corp.	2,000	10,943
SMC Corp.	100	25,518
Sojitz Corp.	3,300	5,760
Sumitomo Corp.	1,900	24,033
Sumitomo Electric Industries Ltd.	1,200	19,144
Sumitomo Heavy Industries Ltd.	1,000	4,707
Taisei Corp.	2,000	8,864

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. INDUSTRIALS ETF

January 31, 2014

Security	Shares	Value

THK Co. Ltd.	100	$2,221
Tobu Railway Co. Ltd.	1,000	4,697
Tokyu Corp.	2,000	12,571
Toppan Printing Co. Ltd.	1,000	7,413
Toshiba Corp.	6,000	25,416
TOTO Ltd.	1,000	16,100
Toyota Tsusho Corp.	400	9,558
West Japan Railway Co.	200	8,288
Yamato Holdings Co. Ltd.	700	14,894

		877,607
MEXICO — 1.31%
Alfa SAB de CV Series A	7,300	20,566
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,800	9,757
Grupo Carso SAB de CV Series A1	1,300	6,786
OHL Mexico SAB de CVa	600	1,476
Promotora y Operadora Infraestructura SAB de CVa	300	3,646

		42,231
NETHERLANDS — 2.50%
Koninklijke Philips NV	1,562	54,430
OCI NVa	149	6,913
Randstad Holding NV	134	8,516
Royal Boskalis Westminster NV CVA	146	7,009
TNT Express NV	450	3,970

		80,838
NEW ZEALAND — 0.58%
Auckland International Airport Ltd.	6,330	18,686

		18,686
PHILIPPINES — 0.91%
Aboitiz Equity Ventures Inc.	2,500	2,868
Alliance Global Group Inc.	12,300	7,355
DMCI Holdings Inc.	2,000	2,639
International Container Terminal Services Inc.	2,100	4,560
JG Summit Holdings Inc.	3,500	3,043
SM Investments Corp.	569	8,845

		29,310
SINGAPORE — 3.06%
ComfortDelGro Corp. Ltd.	5,000	7,569
Hutchison Port Holdings Trust	9,000	5,985
Keppel Corp. Ltd.	3,600	29,291
Noble Group Ltd.	13,000	9,662
SembCorp Industries Ltd.[b]	3,000	12,322

Security	Shares	Value

SembCorp Marine Ltd.	3,000	$9,529
Singapore Airlines Ltd.	1,000	7,503
Singapore Technologies Engineering Ltd.	3,000	8,896
Yangzijiang Shipbuilding	9,000	8,097

		98,854
SOUTH AFRICA — 0.60%
Barloworld Ltd.	419	3,914
Bidvest Group Ltd.	586	12,966
Reunert Ltd.	414	2,367

		19,247
SPAIN — 1.94%
Abertis Infraestructuras SA	787	17,591
Actividades de Construcciones y Servicios SA	246	8,652
Ferrovial SA	973	18,705
International Consolidated Airlines Group SAa	1,863	12,755
Zardoya Otis SA	304	5,104

		62,807
SWEDEN — 6.67%
Alfa Laval AB	739	17,950
Assa Abloy AB Class B	612	30,571
Atlas Copco AB Class A	1,329	36,137
Atlas Copco AB Class B	572	14,321
Sandvik AB	2,012	28,246
Scania AB Class B	667	13,674
Securitas AB Class B	320	3,329
Skanska AB Class B	826	16,302
SKF AB Class B	757	20,087
Volvo AB Class B	2,665	35,337

		215,954
SWITZERLAND — 5.49%
ABB Ltd. Registered[a]	3,598	89,866
Adecco SA Registered[a]	279	21,980
Geberit AG Registered	63	18,309
Kuehne & Nagel International AG Registered	89	11,842
Schindler Holding AG Participation Certificates	70	10,164
Schindler Holding AG Registered	12	1,766
SGS SA Registered	8	18,135
Sulzer AG Registered	36	5,442

		177,504

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. INDUSTRIALS ETF

January 31, 2014

Security	Shares	Value

THAILAND — 0.34%
Airports of Thailand PCL NVDR	1,500	$7,793
BTS Group Holdings PCL NVDR	13,100	3,195

		10,988
TURKEY — 0.42%
Enka Insaat ve Sanayi AS	620	1,766
KOC Holding AS	1,408	4,770
TAV Havalimanlari Holding AS	259	1,942
Turk Hava Yollari AO	907	2,704
Turkiye Sise ve Cam Fabrikalari AS	2,277	2,518

		13,700
UNITED KINGDOM — 9.52%
Aggreko PLC	517	13,136
Babcock International Group PLC	457	10,440
BAE Systems PLC	4,756	33,540
Bunzl PLC	525	11,976
Capita PLC	923	14,919
Cobham PLC	1,418	6,844
easyJet PLC	120	3,242
Experian PLC	1,678	28,680
G4S PLC	2,516	9,874
IMI PLC	462	11,366
Intertek Group PLC	298	13,870
Meggitt PLC	1,114	9,438
Melrose Industries PLC	1,975	10,039
Rolls-Royce Holdings PLC[a]	3,055	59,596
Serco Group PLC	856	6,149
Smiths Group PLC	618	14,605
Travis Perkins PLC	370	10,574
Weir Group PLC (The)	373	12,837
Wolseley PLC	502	27,077

		308,202

TOTAL COMMON STOCKS
(Cost: $2,424,116)		3,223,307

RIGHTS — 0.00%

SPAIN — 0.00%
Actividades Construccion y Servicios SAa	246	140

		140

TOTAL RIGHTS
(Cost: $149)		140

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.59%

MONEY MARKET FUNDS — 0.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	16,353	$16,353
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	920	920
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	1,855	1,855

		19,128

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,128)		19,128

TOTAL INVESTMENTS IN SECURITIES — 100.20%
(Cost: $2,443,393)		3,242,575
Other Assets, Less Liabilities — (0.20)%		(6,495)

NET ASSETS — 100.00%		$3,236,080

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX U.S. INFORMATION TECHNOLOGY ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.89%

AUSTRALIA — 0.64%
Computershare Ltd.	2,116	$20,622

		20,622
BRAZIL — 1.60%
Cielo SA SP ADR	1,958	51,397

		51,397
CANADA — 1.76%
Blackberry Ltd.[a]	1,430	13,531
CGI Group Inc. Class Aa	682	20,901
Open Text Corp.	222	21,974

		56,406
CHINA — 9.28%
AAC Technologies Holdings Inc.	3,000	12,962
GCL-Poly Energy Holdings Ltd.[a,b]	44,000	14,960
Hanergy Solar Group Ltd.[a,b]	2,000	283
Kingboard Chemical Holdings Co. Ltd.	4,800	10,781
Lenovo Group Ltd.	24,000	31,094
Tencent Holdings Ltd.	3,100	216,986
ZTE Corp. Class Ha	5,280	10,921

		297,987
FINLAND — 2.34%
Nokia OYJ[a]	10,828	75,128

		75,128
FRANCE — 3.84%
Alcatel-Lucent[a]	7,000	28,291
Atos SA	198	17,326
Cap Gemini SA	499	34,030
Dassault Systemes SA	215	25,489
STMicroelectronics NVa	2,193	18,002

		123,138
GERMANY — 8.04%
Infineon Technologies AG	3,617	37,344
SAP AG	2,597	198,434
United Internet AG Registered[c]	510	22,297

		258,075
HONG KONG — 0.47%
ASM Pacific Technology Ltd.	1,600	15,001

		15,001
INDIA — 3.62%
Infosys Ltd. SP ADR	1,245	72,932
Wipro Ltd. SP ADR	3,337	43,181

		116,113

Security	Shares	Value

ISRAEL — 0.37%
NICE Systems Ltd.	303	$11,852

		11,852
JAPAN — 26.36%
Advantest Corp.	400	4,306
Brother Industries Ltd.	700	8,998
Canon Inc.	3,200	94,320
Citizen Holdings Co. Ltd.	1,100	8,769
Dena Co. Ltd.[b]	300	5,816
FUJIFILM Holdings Corp.	1,300	38,585
Fujitsu Ltd.[a]	6,000	34,005
Gree Inc.[b]	300	2,980
GungHo Online Entertainment Inc.[a,b]	1,000	6,354
Hamamatsu Photonics K.K.	200	8,482
Hirose Electric Co. Ltd.	100	14,228
Hitachi High-Technologies Corp.	200	4,654
Hitachi Ltd.	14,000	108,722
Hoya Corp.	1,200	33,452
IBIDEN Co. Ltd.	500	9,325
ITOCHU Techno-Solutions Corp.	100	4,167
Kakaku.com Inc.	400	7,691
Keyence Corp.	110	45,851
Konami Corp.	300	7,242
Konica Minolta Holdings Inc.	1,500	16,061
Kyocera Corp.	800	36,484
Murata Manufacturing Co. Ltd.	600	56,502
NEC Corp.	10,000	29,318
Nexon Co. Ltd.	300	2,642
Nintendo Co. Ltd.	300	35,741
Nippon Electric Glass Co. Ltd.	1,000	4,569
Nomura Research Institute Ltd.	300	9,957
NTT Data Corp.	400	14,394
Omron Corp.	600	24,062
Oracle Corp. Japan	100	4,001
Otsuka Corp.	100	11,972
Ricoh Co. Ltd.	2,000	21,395
Rohm Co. Ltd.	300	15,237
Shimadzu Corp.	1,000	8,982
Sumco Corp.	300	2,339
TDK Corp.	400	18,395
Tokyo Electron Ltd.	500	26,068
Trend Micro Inc.	300	9,384
Yahoo! Japan Corp.	4,000	22,905
Yaskawa Electric Corp.	1,000	13,924

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. INFORMATION TECHNOLOGY ETF

January 31, 2014

Security	Shares	Value

Yokogawa Electric Corp.	900	$14,181

		846,460
NETHERLANDS — 3.62%
ASML Holding NV	1,034	87,819
Gemalto NV	253	28,564

		116,383
SOUTH KOREA — 13.46%
LG Display Co. Ltd. SP ADR[a]	4,755	55,776
Samsung Electronics Co. Ltd. SP GDR[c]	641	376,267

		432,043
SPAIN — 1.40%
Amadeus IT Holding SA Class A	1,138	45,050

		45,050
SWEDEN — 4.41%
Hexagon AB Class B	1,019	32,393
Telefonaktiebolaget LM Ericsson Class B	8,932	109,157

		141,550
TAIWAN — 15.82%
Advanced Semiconductor Engineering Inc. SP ADR	15,292	69,120
AU Optronics Corp. SP ADR[a]	9,643	26,615
Hon Hai Precision Industry Co. Ltd. SP GDR[c]	19,037	102,800
Siliconware Precision Industries Co. Ltd. SP ADR	9,426	53,822
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	12,387	209,588
United Microelectronics Corp. SP ADR	22,814	46,084

		508,029
UNITED KINGDOM — 2.86%
ARM Holdings PLC	4,240	65,153
Sage Group PLC (The)	3,982	26,720

		91,873

TOTAL COMMON STOCKS
(Cost: $2,466,346)		3,207,107

SHORT-TERM INVESTMENTS — 0.99%

MONEY MARKET FUNDS — 0.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	29,192	29,192

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	1,643	$1,643
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	915	915

		31,750

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,750)		31,750

TOTAL INVESTMENTS IN SECURITIES — 100.88%
(Cost: $2,498,096)		3,238,857
Other Assets, Less Liabilities — (0.88)%		(28,315)

NET ASSETS — 100.00%		$3,210,542

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX U.S. MATERIALS ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 95.90%

AUSTRALIA — 11.67%
Alumina Ltd.[a]	3,617	$4,024
Amcor Ltd.	1,988	18,577
BHP Billiton Ltd.	4,967	158,484
Boral Ltd.	1,258	5,213
Fortescue Metals Group Ltd.	2,173	10,105
Iluka Resources Ltd.	595	4,558
Incitec Pivot Ltd.	2,945	7,349
James Hardie Industries SE	729	8,205
Newcrest Mining Ltd.	1,175	9,893
Orica Ltd.	591	12,118
Rio Tinto Ltd.	661	37,856

		276,382
AUSTRIA — 0.28%
Voestalpine AG	150	6,725

		6,725
BELGIUM — 1.00%
Solvay SA	98	13,705
Umicore SA	234	10,012

		23,717
BRAZIL — 0.61%
Companhia Siderurgica Nacional SA SP ADR	1,462	6,769
Fibria Celulose SA SP ADR[a]	693	7,741

		14,510
CANADA — 10.49%
Agnico-Eagle Mines Ltd.	275	8,549
Agrium Inc.	265	23,081
Barrick Gold Corp.	1,725	33,202
Eldorado Gold Corp.	1,102	6,998
First Quantum Minerals Ltd.	886	15,837
Franco-Nevada Corp.	248	12,022
Goldcorp Inc.	1,291	32,178
Kinross Gold Corp.	1,840	8,433
Methanex Corp.	168	10,037
New Gold Inc.[a]	596	3,416
Potash Corp. of Saskatchewan Inc.	1,432	44,850
Silver Wheaton Corp.	546	11,846
Teck Resources Ltd. Class B	845	20,311
Turquoise Hill Resources Ltd.[a,b]	2,022	7,073
Yamana Gold Inc.	1,124	10,515

		248,348

Security	Shares	Value

CHILE — 0.43%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	406	$10,113

		10,113
CHINA — 2.79%
Aluminum Corp. of China Ltd. Class Ha,b	14,000	5,030
Anhui Conch Cement Co. Ltd. Class H	3,000	11,629
BBMG Corp. Class H	3,000	2,357
China BlueChemical Ltd. Class H	8,000	4,389
China National Building Material Co. Ltd. Class H	6,000	5,795
China Resources Cement Holdings Ltd.	8,000	5,471
Fosun International Ltd.	3,500	3,777
Jiangxi Copper Co. Ltd. Class H	4,000	7,233
Lee & Man Paper Manufacturing Ltd.	5,000	3,355
Nine Dragons Paper (Holdings) Ltd.	4,000	3,421
Shougang Fushan Resources Group Ltd.	10,000	2,756
Sinopec Shanghai Petrochemical Co. Ltd. Class H	12,000	3,400
Yingde Gases Group Co. Ltd.	4,500	3,964
Zijin Mining Group Co. Ltd. Class H	16,000	3,462

		66,039
FINLAND — 0.70%
Stora Enso OYJ Class R	667	6,242
UPM-Kymmene OYJ	678	10,405

		16,647
FRANCE — 5.37%
ArcelorMittal	1,422	23,625
Arkema SA	102	10,886
Imerys SA	52	4,236
L’Air Liquide SA	544	68,373
Lafarge SA	280	20,111

		127,231
GERMANY — 11.27%
BASF SE	1,454	155,942
HeidelbergCement AG	209	15,572
K+S AG Registered	290	8,639
Lanxess AG	148	9,730
Linde AG	315	59,683
ThyssenKrupp AGa	677	17,433

		266,999
INDIA — 0.27%
Sesa Sterlite Ltd. SP ADR	526	6,354

		6,354

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. MATERIALS ETF

January 31, 2014

Security	Shares	Value

INDONESIA — 0.63%
PT Indocement Tunggal Prakarsa Tbk	4,000	$7,338
PT Semen Gresik (Persero) Tbk	6,500	7,560

		14,898
IRELAND — 1.29%
CRH PLC	1,191	30,621

		30,621
ISRAEL — 0.49%
Israel Chemicals Ltd.	1,036	8,476
Israel Corp. Ltd. (The)[a]	6	3,025

		11,501
JAPAN — 11.34%
Asahi Kasei Corp.	2,000	15,394
Daicel Corp.	1,000	8,129
Daido Steel Co. Ltd.	1,000	5,060
Hitachi Chemical Co. Ltd.	300	4,365
JFE Holdings Inc.	700	14,826
JSR Corp.	300	5,439
Kaneka Corp.	1,000	6,295
Kobe Steel Ltd.[a]	4,000	6,746
Kuraray Co. Ltd.	700	7,976
Maruichi Steel Tube Ltd.	100	2,627
Mitsubishi Chemical Holdings Corp.	2,500	10,810
Mitsubishi Gas Chemical Co. Inc.	1,000	7,148
Mitsubishi Materials Corp.	2,000	6,844
Mitsui Chemicals Inc.	2,000	4,864
Nippon Steel & Sumitomo Metal Corp.	11,675	36,060
Nitto Denko Corp.	300	13,537
Oji Holdings Corp.	1,000	4,785
Shin-Etsu Chemical Co. Ltd.	700	39,556
Showa Denko K.K.	3,000	4,118
Sumitomo Chemical Co. Ltd.	3,000	12,414
Taiheiyo Cement Corp.	2,000	7,511
Taiyo Nippon Sanso Corp.	1,000	7,040
Teijin Ltd.	2,000	4,569
Toray Industries Inc.	3,000	19,915
Toyo Seikan Group Holdings Ltd.	300	5,436
Ube Industries Ltd.	2,000	4,158
Yamato Kogyo Co. Ltd.	100	3,000

		268,622
MEXICO — 2.66%
Cemex SAB de CV CPO[a]	19,600	24,211
Grupo Mexico SAB de CV Series B	6,137	19,853
Industrias CH SAB de CV Series Ba	400	2,398

Security	Shares	Value

Industrias Penoles SAB de CV	230	$5,382
Mexichem SAB de CV	2,437	8,458
Minera Frisco SAB de CV Series A1[a]	1,700	2,678

		62,980
NETHERLANDS — 1.91%
Akzo Nobel NV	379	27,298
Koninklijke DSM NV	270	17,889

		45,187
NEW ZEALAND — 0.62%
Fletcher Building Ltd.	2,001	14,694

		14,694
NORWAY — 1.17%
Norsk Hydro ASA	2,678	12,117
Yara International ASA	380	15,648

		27,765
PERU — 0.48%
Compania de Minas Buenaventura SA SP ADR	295	3,658
Southern Copper Corp.	271	7,583

		11,241
POLAND — 0.44%
Grupa Azoty SA	66	1,099
Jastrzebska Spolka Weglowa SA	47	689
KGHM Polska Miedz SA	192	6,669
Synthos SA	1,231	1,980

		10,437
RUSSIA — 1.28%
MMC Norilsk Nickel OJSC SP ADR	876	13,350
Severstal OAO SP GDR[c]	793	6,439
Uralkali OJSC SP GDR[c]	435	10,506

		30,295
SOUTH AFRICA — 2.35%
African Rainbow Minerals Ltd.	210	4,109
Anglo American Platinum Ltd.[a]	140	5,549
AngloGold Ashanti Ltd.	628	9,152
Assore Ltd.	67	2,391
Gold Fields Ltd.	1,038	3,648
Harmony Gold Mining Co. Ltd.	614	1,790
Impala Platinum Holdings Ltd.	919	9,499
Kumba Iron Ore Ltd.	140	5,624
Nampak Ltd.	1,327	4,121
Northam Platinum Ltd.[a]	529	1,973
PPC Ltd.	1,554	4,148

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. MATERIALS ETF

January 31, 2014

Security	Shares	Value

Sappi Ltd.[a]	1,148	$3,538

		55,542
SOUTH KOREA — 2.35%
POSCO SP ADR	820	55,752

		55,752
SWEDEN — 0.31%
Boliden AB	480	7,307

		7,307
SWITZERLAND — 5.48%
EMS-Chemie Holding AG Registered	18	6,196
Givaudan SA Registered	17	25,191
Holcim Ltd. Registered	356	25,944
Sika AG Bearer	5	16,496
Syngenta AG Registered	158	56,019

		129,846
THAILAND — 1.15%
Indorama Ventures PCL NVDR	5,500	3,449
PTT Global Chemical PCL NVDR	4,717	10,181
Siam Cement PCL (The) NVDR	1,100	13,529

		27,159
TURKEY — 0.14%
Eregli Demir ve Celik Fabrikalari TAS	2,183	2,617
Koza Altin Isletmeleri AS	69	587

		3,204
UNITED KINGDOM — 16.93%
Anglo American PLC	2,101	49,583
Antofagasta PLC	576	8,051
BHP Billiton PLC	3,260	96,197
Croda International PLC	290	11,496
Fresnillo PLC	286	3,617
Glencore Xstrata PLC[a]	16,460	87,240
Johnson Matthey PLC	386	20,497
Randgold Resources Ltd.	136	9,372
Rexam PLC	1,391	11,270
Rio Tinto PLC	1,944	103,625

		400,948

TOTAL COMMON STOCKS
(Cost: $2,232,358)		2,271,064

PREFERRED STOCKS — 3.90%

BRAZIL — 3.60%
Bradespar SA	320	2,954
Braskem SA Class A SP ADR[a]	389	5,893

Security	Shares	Value

Gerdau SA SP ADR	2,030	$14,311
Vale SA Class A SP ADR	5,059	62,125

		85,283
GERMANY — 0.30%
Fuchs Petrolub SE	79	7,127

		7,127

TOTAL PREFERRED STOCKS
(Cost: $146,254)		92,410

SHORT-TERM INVESTMENTS — 0.38%

MONEY MARKET FUNDS — 0.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	7,323	7,323
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	412	412
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	1,277	1,277

		9,012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,012)		9,012

TOTAL INVESTMENTS IN SECURITIES — 100.18%
(Cost: $2,387,624)		2,372,486
Other Assets, Less Liabilities — (0.18)%		(4,311)

NET ASSETS — 100.00%		$2,368,175

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX U.S. TELECOMMUNICATION SERVICES ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.83%

AUSTRALIA — 1.91%
Telstra Corp. Ltd.	12,872	$57,726

		57,726
AUSTRIA — 0.22%
Telekom Austria AG	744	6,508

		6,508
BELGIUM — 0.42%
Belgacom SA	445	12,716

		12,716
BRAZIL — 0.45%
TIM Participacoes SA SP ADR	524	13,640

		13,640
CANADA — 3.62%
BCE Inc.	811	34,013
Bell Aliant Inc.	289	6,659
Rogers Communications Inc. Class B	1,102	46,306
TELUS Corp. NVS	640	22,346

		109,324
CHINA — 7.47%
China Communications Services Corp. Ltd. Class H	10,400	5,625
China Mobile Ltd.	18,500	176,428
China Telecom Corp. Ltd. Class H	48,000	22,378
China Unicom (Hong Kong) Ltd.	16,000	21,059

		225,490
CZECH REPUBLIC — 0.18%
Telefonica Czech Republic AS	374	5,414

		5,414
DENMARK — 0.71%
TDC A/S	2,265	21,286

		21,286
EGYPT — 0.37%
Global Telecom Holding SP GDR[a]	3,349	11,119

		11,119
FINLAND — 0.36%
Elisa OYJ	422	10,830

		10,830
FRANCE — 6.08%
Iliad SA	80	18,319
Orange	5,467	67,650
Vivendi SA	3,628	97,557

		183,526

Security	Shares	Value

GERMANY — 4.96%
Deutsche Telekom AG Registered	8,799	$142,391
Telefonica Deutschland Holding AGb	930	7,417

		149,808
HONG KONG — 0.62%
HKT Trust and HKT Ltd.	10,000	9,595
PCCW Ltd.	20,000	9,118

		18,713
INDONESIA — 1.18%
PT Telekomunikasi Indonesia (Persero) Tbk	147,500	27,483
PT Tower Bersama Infrastructure Tbk[a]	7,400	3,757
PT XL Axiata Tbk	11,000	4,369

		35,609
ISRAEL — 0.36%
Bezeq The Israel Telecommunication Corp. Ltd.	7,157	10,958

		10,958
ITALY — 1.67%
Telecom Italia SpA	31,710	35,279
Telecom Italia SpA RNC	17,940	15,121

		50,400
JAPAN — 14.56%
KDDI Corp.	1,600	89,503
Nippon Telegraph and Telephone Corp.	1,100	59,981
NTT DOCOMO Inc.	4,600	75,009
SoftBank Corp.	2,900	215,058

		439,551
MEXICO — 3.73%
America Movil SAB de CV Series L	105,500	112,582

		112,582
NETHERLANDS — 1.84%
Koninklijke KPN NVa	9,501	35,529
Ziggo NV	463	20,127

		55,656
NEW ZEALAND — 0.41%
Telecom Corp. of New Zealand Ltd.	6,463	12,283

		12,283
NORWAY — 1.46%
Telenor ASA	2,134	44,174

		44,174
PHILIPPINES — 0.61%
Globe Telecom Inc.	165	6,226

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. TELECOMMUNICATION SERVICES ETF

January 31, 2014

Security	Shares	Value

Philippine Long Distance Telephone Co.	205	$12,204

		18,430
POLAND — 0.25%
Orange Polska SA	2,214	7,375

		7,375
PORTUGAL — 0.33%
Portugal Telecom SGPS SA Registered	2,268	9,986

		9,986
RUSSIA — 1.91%
MegaFon OAO SP GDR[c]	283	8,442
Mobile TeleSystems OJSC SP ADR	1,715	29,584
Rostelecom OJSC SP ADR	306	5,743
Sistema JSFC SP GDR[c]	518	13,981

		57,750
SINGAPORE — 2.82%
Singapore Telecommunications Ltd.	26,000	71,804
StarHub Ltd.	4,000	13,363

		85,167
SOUTH AFRICA — 3.39%
MTN Group Ltd.	5,074	89,720
Vodacom Group Ltd.	1,183	12,433

		102,153
SOUTH KOREA — 0.46%
KT Corp. SP ADR	351	4,967
SK Telecom Co. Ltd. SP ADR	406	8,907

		13,874
SPAIN — 6.33%
Telefonica SA	12,389	191,130

		191,130
SWEDEN — 2.69%
Millicom International Cellular SA SDR	196	19,102
Tele2 AB Class B	976	10,765
TeliaSonera AB	6,928	51,445

		81,312
SWITZERLAND — 1.33%
Swisscom AG Registered	73	40,198

		40,198
TAIWAN — 1.53%
Chunghwa Telecom Co. Ltd. SP ADR	1,573	46,246

		46,246
THAILAND — 0.89%
Advanced Information Service PCL NVDR	3,500	22,160

Security	Shares	Value

True Corp. PCL NVDR[a]	21,900	$4,777

		26,937
TURKEY — 0.48%
Turk Telekomunikasyon AS	1,348	3,339
Turkcell Iletisim Hizmetleri ASa	2,282	11,244

		14,583
UNITED KINGDOM — 23.23%
BT Group PLC	23,679	149,162
Inmarsat PLC	1,360	15,657
Vodafone Group PLC	144,079	536,440

		701,259

TOTAL COMMON STOCKS
(Cost: $2,435,747)		2,983,713

PREFERRED STOCKS — 0.64%

BRAZIL — 0.64%
Oi SA SP ADR	2,153	3,682
Telefonica Brasil SA SP ADR	832	15,808

		19,490

TOTAL PREFERRED STOCKS
(Cost: $24,795)		19,490

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	1,112	1,112

		1,112

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,112)		1,112

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. TELECOMMUNICATION SERVICES ETF

January 31, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 99.51%
(Cost: $2,461,654)	$3,004,315
Other Assets, Less Liabilities — 0.49%	14,778

NET ASSETS — 100.00%	$3,019,093

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX U.S. UTILITIES ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.22%

AUSTRALIA — 2.43%
AGL Energy Ltd.	6,135	$81,363
APA Group	9,789	51,160
SP AusNet	20,907	22,619

		155,142
BRAZIL — 1.42%
Centrais Eletricas Brasileiras SA SP ADR	2,985	6,328
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	5,286	48,261
CPFL Energia SA SP ADR	2,466	36,349

		90,938
CANADA — 3.33%
ATCO Ltd. Class I NVS	945	42,260
Canadian Utilities Ltd. Class A	1,458	49,561
Fortis Inc.	2,730	74,974
TransAlta Corp.	3,492	45,915

		212,710
CHILE — 2.35%
Empresa Nacional de Electricidad SA SP ADR	2,005	77,353
Enersis SA SP ADR	5,484	72,773

		150,126
CHINA — 5.41%
Beijing Enterprises Water Group Ltd.	36,000	20,400
China Gas Holdings Ltd.	24,000	33,567
China Longyuan Power Group Corp. Ltd. Class H	30,000	36,086
China Resources Gas Group Ltd.	12,000	37,245
China Resources Power Holdings Co. Ltd.	24,000	56,934
Datang International Power Generation Co. Ltd. Class H	42,000	16,768
ENN Energy Holdings Ltd.	12,000	77,812
Guangdong Investment Ltd.	30,000	27,818
Huaneng Power International Inc. Class H	42,000	39,053

		345,683
CZECH REPUBLIC — 0.84%
CEZ AS	2,121	53,435

		53,435
FINLAND — 1.65%
Fortum OYJ	4,905	105,504

		105,504

Security	Shares	Value

FRANCE — 8.32%
Electricite de France	2,673	$90,910
GDF Suez	14,352	317,122
Suez Environnement SA	3,252	58,261
Veolia Environnement	4,134	65,003

		531,296
GERMANY — 8.71%
E.ON SE	19,671	357,323
RWE AG	5,379	199,046

		556,369
HONG KONG — 7.31%
Cheung Kong Infrastructure Holdings Ltd.	7,000	41,154
CLP Holdings Ltd.	21,000	158,484
Hong Kong and China Gas Co. Ltd. (The)	69,696	143,435
Power Assets Holdings Ltd.	16,500	123,886

		466,959
INDIA — 0.93%
GAIL (India) Ltd. SP GDR[a]	1,749	59,693

		59,693
INDONESIA — 1.01%
PT Perusahaan Gas Negara (Persero) Tbk	165,000	64,459

		64,459
ITALY — 9.16%
Enel Green Power SpA	19,347	48,867
Enel SpA	71,811	328,096
Snam SpA	22,983	126,145
Terna SpA	16,896	82,072

		585,180
JAPAN — 11.93%
Chubu Electric Power Co. Inc.	7,200	86,272
Chugoku Electric Power Co. Inc. (The)	3,300	43,457
Electric Power Development Co. Ltd.	1,500	45,080
Hokkaido Electric Power Co. Inc.[b]	2,100	22,259
Hokuriku Electric Power Co.	2,100	25,883
Kansai Electric Power Co. Inc. (The)[b]	7,800	84,895
Kyushu Electric Power Co. Inc.[b]	4,800	55,867
Osaka Gas Co. Ltd.	21,000	85,866
Shikoku Electric Power Co. Inc.[b]	2,100	30,763
Toho Gas Co. Ltd.	4,000	18,748
Tohoku Electric Power Co. Inc.[b]	5,100	55,958
Tokyo Electric Power Co. Inc.[b]	15,600	71,893

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX U.S. UTILITIES ETF

January 31, 2014

Security	Shares	Value

Tokyo Gas Co. Ltd.	27,000	$135,549

		762,490
NEW ZEALAND — 0.40%
Contact Energy Ltd.	6,174	25,765

		25,765
PHILIPPINES — 0.76%
Aboitiz Power Corp.	36,300	28,795
Energy Development Corp.	171,400	19,855

		48,650
POLAND — 1.20%
ENEA SA	2,424	9,635
Polska Grupa Energetyczna SA	8,961	46,905
Tauron Polska Energia SA	14,973	20,330

		76,870
PORTUGAL — 1.28%
Energias de Portugal SA	21,813	81,953

		81,953
RUSSIA — 0.38%
RusHydro OJSC SP ADR	15,396	24,033

		24,033
SOUTH KOREA — 1.28%
Korea Electric Power Corp. SP ADR[b]	5,022	81,909

		81,909
SPAIN — 8.84%
Enagas SA	1,944	53,218
Gas Natural SDG SA	3,828	94,753
Iberdrola SA	52,650	324,972
Iberdrola SA New	1,427	8,808
Red Electrica Corporacion SA	1,188	83,164

		564,915
THAILAND — 0.37%
Glow Energy PCL NVDR	11,700	23,925

		23,925
UNITED KINGDOM — 18.91%
Centrica PLC	56,253	287,701
National Grid PLC	40,812	529,202
Severn Trent PLC	2,685	76,207
SSE PLC	10,476	225,023
United Utilities Group PLC	7,647	89,983

		1,208,116

TOTAL COMMON STOCKS
(Cost: $6,280,791)		6,276,120

Security	Shares	Value

PREFERRED STOCKS — 1.43%

BRAZIL — 1.43%
Centrais Eletricas Brasileiras SA Class B SP ADR	3,627	$14,290
Companhia Energetica de Minas Gerais SP ADR	9,324	53,800
Companhia Paranaense de Energia Class B SP ADR	2,034	23,310

		91,400

TOTAL PREFERRED STOCKS
(Cost: $179,084)		91,400

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	6,108	6,108

		6,108

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,108)		6,108

TOTAL INVESTMENTS IN SECURITIES — 99.75%
(Cost: $6,465,983)		6,373,628
Other Assets, Less Liabilities — 0.25%		15,983

NET ASSETS — 100.00%		$6,389,611

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2014

	iShares MSCI ACWI ex U.S. Consumer Discretionary ETF	iShares MSCI ACWI ex U.S. Consumer Staples ETF	iShares MSCI ACWI ex U.S. Energy ETF

ASSETS
Investments, at cost:
Unaffiliated	$3,145,214	$6,313,034	$4,974,996
Affiliated (Note 2)	40,467	42,554	17,847

Total cost of investments	$3,185,681	$6,355,588	$4,992,843

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,054,314	$7,276,921	$5,024,665
Affiliated (Note 2)	40,467	42,554	17,847

Total fair value of investments	4,094,781	7,319,475	5,042,512
Foreign currency, at value[b]	6,020	9,080	6,849
Receivables:
Dividends and interest	5,898	18,623	1,359

Total Assets	4,106,699	7,347,178	5,050,720

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	39,070	37,876	17,000
Investment advisory fees (Note 2)	1,714	3,103	2,149

Total Liabilities	40,784	40,979	19,149

NET ASSETS	$4,065,915	$7,306,199	$5,031,571

Net assets consist of:
Paid-in capital	$3,345,689	$6,359,385	$5,186,662
Undistributed (distributions in excess of) net investment income	(11,944)	3,710	(8,620)
Accumulated net realized loss	(176,928)	(20,868)	(196,104)
Net unrealized appreciation	909,098	963,972	49,633

NET ASSETS	$4,065,915	$7,306,199	$5,031,571

Shares outstanding[c]	50,000	100,000	100,000

Net asset value per share	$81.32	$73.06	$50.32

[a]	Securities on loan with values of $37,007, $35,680 and $16,072, respectively. See Note 1.
[b]	Cost of foreign currency: $6,123, $9,286 and $6,898, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2014

	iShares MSCI ACWI ex U.S. Financials ETF	iShares MSCI ACWI ex U.S. Healthcare ETF	iShares MSCI ACWI ex U.S. Industrials ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,840,345	$9,973,189	$2,424,265
Affiliated (Note 2)	9,259	28,880	19,128

Total cost of investments	$4,849,604	$10,002,069	$2,443,393

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,887,918	$12,051,949	$3,223,447
Affiliated (Note 2)	9,259	28,880	19,128

Total fair value of investments	4,897,177	12,080,829	3,242,575
Foreign currency, at value[b]	4,293	17,262	13,709
Receivables:
Investment securities sold	—	78,799	—
Dividends and interest	6,916	47,738	2,957

Total Assets	4,908,386	12,224,628	3,259,241

LIABILITIES
Payables:
Investment securities purchased	—	81,765	4,527
Collateral for securities on loan (Note 1)	8,035	28,404	17,273
Investment advisory fees (Note 2)	2,084	4,977	1,361

Total Liabilities	10,119	115,146	23,161

NET ASSETS	$4,898,267	$12,109,482	$3,236,080

Net assets consist of:
Paid-in capital	$4,952,943	$9,030,852	$2,550,682
Undistributed (distributions in excess of) net investment income	(11,758)	(25,146)	902
Undistributed net realized gain (accumulated net realized loss)	(90,441)	1,024,570	(114,606)
Net unrealized appreciation	47,523	2,079,206	799,102

NET ASSETS	$4,898,267	$12,109,482	$3,236,080

Shares outstanding[c]	200,000	150,000	50,000

Net asset value per share	$24.49	$80.73	$64.72

[a]	Securities on loan with values of $7,609, $27,004 and $16,185, respectively. See Note 1.
[b]	Cost of foreign currency: $4,329, $17,749 and $13,785, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2014

	iShares MSCI ACWI ex U.S. Information Technology ETF	iShares MSCI ACWI ex U.S. Materials ETF	iShares MSCI ACWI ex U.S. Telecommunication Services ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,466,346	$2,378,612	$2,460,542
Affiliated (Note 2)	31,750	9,012	1,112

Total cost of investments	$2,498,096	$2,387,624	$2,461,654

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,207,107	$2,363,474	$3,003,203
Affiliated (Note 2)	31,750	9,012	1,112

Total fair value of investments	3,238,857	2,372,486	3,004,315
Foreign currency, at value[b]	949	1,391	4,676
Receivables:
Dividends and interest	2,911	3,020	11,384

Total Assets	3,242,717	2,376,897	3,020,375

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	30,835	7,735	—
Investment advisory fees (Note 2)	1,340	987	1,282

Total Liabilities	32,175	8,722	1,282

NET ASSETS	$3,210,542	$2,368,175	$3,019,093

Net assets consist of:
Paid-in capital	$2,586,789	$2,646,503	$2,546,572
Distributions in excess of net investment income	(8,451)	(11,393)	(1,767)
Accumulated net realized loss	(108,625)	(251,835)	(68,418)
Net unrealized appreciation (depreciation)	740,829	(15,100)	542,706

NET ASSETS	$3,210,542	$2,368,175	$3,019,093

Shares outstanding[c]	50,000	50,000	50,000

Net asset value per share	$64.21	$47.36	$60.38

[a]	Securities on loan with values of $27,635, $7,077 and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $950, $1,404 and $4,776, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2014

iShares MSCI ACWI ex U.S. Utilities ETF

ASSETS
Investments, at cost:
Unaffiliated	$6,459,875
Affiliated (Note 2)	6,108

Total cost of investments	$6,465,983

Investments in securities, at fair value (Note 1):
Unaffiliated	$6,367,520
Affiliated (Note 2)	6,108

Total fair value of investments	6,373,628
Foreign currency, at value[a]	1,919
Receivables:
Dividends and interest	16,718

Total Assets	6,392,265

LIABILITIES
Payables:
Investment advisory fees (Note 2)	2,654

Total Liabilities	2,654

NET ASSETS	$6,389,611

Net assets consist of:
Paid-in capital	$6,797,823
Undistributed net investment income	1,806
Accumulated net realized loss	(317,814)
Net unrealized depreciation	(92,204)

NET ASSETS	$6,389,611

Shares outstanding[b]	150,000

Net asset value per share	$42.60

[a]	Cost of foreign currency: $1,947.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2014

	iShares MSCI ACWI ex U.S. Consumer Discretionary ETF	iShares MSCI ACWI ex U.S. Consumer Staples ETF	iShares MSCI ACWI ex U.S. Energy ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$28,336	$71,654	$82,915
Interest — affiliated (Note 2)	—	1	1
Securities lending income — affiliated (Note 2)	2,310	695	174

Total investment income	30,646	72,350	83,090

EXPENSES
Investment advisory fees (Note 2)	9,898	18,539	12,868

Total expenses	9,898	18,539	12,868

Net investment income	20,748	53,811	70,222

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	11,623	1,578	(6,914)
Foreign currency transactions	(97)	116	454

Net realized gain (loss)	11,526	1,694	(6,460)

Net change in unrealized appreciation/depreciation on:
Investments	227,180	(218,132)	(40,534)
Translation of assets and liabilities in foreign currencies	54	279	(70)

Net change in unrealized appreciation/depreciation	227,234	(217,853)	(40,604)

Net realized and unrealized gain (loss)	238,760	(216,159)	(47,064)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$259,508	$(162,348)	$23,158

[a]	Net of foreign withholding tax of $2,262, $3,202 and $8,759, respectively.

See notes to financial statements.

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2014

	iShares MSCI ACWI ex U.S. Financials ETF	iShares MSCI ACWI ex U.S. Healthcare ETF	iShares MSCI ACWI ex U.S. Industrials ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$51,370	$61,804	$27,445
Interest — affiliated (Note 2)	1	1	—
Securities lending income — affiliated (Note 2)	150	228	133

Total investment income	51,521	62,033	27,578

EXPENSES
Investment advisory fees (Note 2)	10,484	28,381	7,814

Total expenses	10,484	28,381	7,814

Net investment income	41,037	33,652	19,764

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(31,345)	27,066	10,410
In-kind redemptions — unaffiliated	—	1,058,417	—
Foreign currency transactions	(318)	844	(254)

Net realized gain (loss)	(31,663)	1,086,327	10,156

Net change in unrealized appreciation/depreciation on:
Investments	93,208	26,891	217,209
Translation of assets and liabilities in foreign currencies	(146)	722	(56)

Net change in unrealized appreciation/depreciation	93,062	27,613	217,153

Net realized and unrealized gain	61,399	1,113,940	227,309

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$102,436	$1,147,592	$247,073

[a]	Net of foreign withholding tax of $2,672, $2,636 and $2,225, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2014

	iShares MSCI ACWI ex U.S. Information Technology ETF	iShares MSCI ACWI ex U.S. Materials ETF	iShares MSCI ACWI ex U.S. Telecommunication Services ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$10,367	$22,596	$42,570
Securities lending income — affiliated (Note 2)	840	119	23

	11,207	22,715	42,593
Less: Other foreign taxes (Note 1)	(288)	—	—

Total investment income	10,919	22,715	42,593

EXPENSES
Investment advisory fees (Note 2)	7,652	5,867	7,353

Total expenses	7,652	5,867	7,353

Net investment income	3,267	16,848	35,240

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	12,202	(67,460)	(10,481)
Foreign currency transactions	(100)	12	(321)

Net realized gain (loss)	12,102	(67,448)	(10,802)

Net change in unrealized appreciation/depreciation on:
Investments	307,220	183,804	257,076
Translation of assets and liabilities in foreign currencies	39	27	604

Net change in unrealized appreciation/depreciation	307,259	183,831	257,680

Net realized and unrealized gain	319,361	116,383	246,878

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$322,628	$133,231	$282,118

[a]	Net of foreign withholding tax of $976, $1,614 and $3,502, respectively.

See notes to financial statements.

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2014

iShares MSCI ACWI ex U.S. Utilities ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$79,131
Interest — affiliated (Note 2)	1
Securities lending income — affiliated (Note 2)	140

Total investment income	79,272

EXPENSES
Investment advisory fees (Note 2)	15,786

Total expenses	15,786

Net investment income	63,486

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(41,209)
Foreign currency transactions	1,251

Net realized loss	(39,958)

Net change in unrealized appreciation/depreciation on:
Investments	139,741
Translation of assets and liabilities in foreign currencies	393

Net change in unrealized appreciation/depreciation	140,134

Net realized and unrealized gain	100,176

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$163,662

[a]	Net of foreign withholding tax of $7,075.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI ACWI ex U.S. Consumer Discretionary ETF		iShares MSCI ACWI ex U.S. Consumer Staples ETF
	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$20,748	$70,367	$53,811	$131,502
Net realized gain (loss)	11,526	362,743	1,694	(3,338)
Net change in unrealized appreciation/depreciation	227,234	725,103	(217,853)	546,266

Net increase (decrease) in net assets resulting from operations	259,508	1,158,213	(162,348)	674,430

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(31,805)	(72,405)	(56,366)	(126,949)

Total distributions to shareholders	(31,805)	(72,405)	(56,366)	(126,949)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	—	—	3,664,135
Cost of shares redeemed	—	(3,050,936)	—	—

Net increase (decrease) in net assets from capital share transactions	—	(3,050,936)	—	3,664,135

INCREASE (DECREASE) IN NET ASSETS	227,703	(1,965,128)	(218,714)	4,211,616

NET ASSETS
Beginning of period	3,838,212	5,803,340	7,524,913	3,313,297

End of period	$4,065,915	$3,838,212	$7,306,199	$7,524,913

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(11,944)	$(887)	$3,710	$6,265

SHARES ISSUED AND REDEEMED
Shares sold	—	—	—	50,000
Shares redeemed	—	(50,000)	—	—

Net increase (decrease) in shares outstanding	—	(50,000)	—	50,000

See notes to financial statements.

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex U.S. Energy ETF		iShares MSCI ACWI ex U.S. Financials ETF
	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$70,222	$161,792	$41,037	$66,617
Net realized loss	(6,460)	(139,851)	(31,663)	(41,258)
Net change in unrealized appreciation/depreciation	(40,604)	26,883	93,062	317,846

Net increase in net assets resulting from operations	23,158	48,824	102,436	343,205

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(78,615)	(161,377)	(50,389)	(71,087)

Total distributions to shareholders	(78,615)	(161,377)	(50,389)	(71,087)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	—	1,282,188	2,427,277
Cost of shares redeemed	—	—	—	(1,111,219)

Net increase in net assets from capital share transactions	—	—	1,282,188	1,316,058

INCREASE (DECREASE) IN NET ASSETS	(55,457)	(112,553)	1,334,235	1,588,176

NET ASSETS
Beginning of period	5,087,028	5,199,581	3,564,032	1,975,856

End of period	$5,031,571	$5,087,028	$4,898,267	$3,564,032

Distributions in excess of net investment income included in net assets at end of period	$(8,620)	$(227)	$(11,758)	$(2,406)

SHARES ISSUED AND REDEEMED
Shares sold	—	—	50,000	100,000
Shares redeemed	—	—	—	(50,000)

Net increase in shares outstanding	—	—	50,000	50,000

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex U.S. Healthcare ETF		iShares MSCI ACWI ex U.S. Industrials ETF
	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$33,652	$288,494	$19,764	$62,918
Net realized gain (loss)	1,086,327	1,078,126	10,156	(32,196)
Net change in unrealized appreciation/depreciation	27,613	872,636	217,153	531,728

Net increase in net assets resulting from operations	1,147,592	2,239,256	247,073	562,450

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(46,122)	(307,171)	(19,115)	(63,413)

Total distributions to shareholders	(46,122)	(307,171)	(19,115)	(63,413)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	7,203,423	—	—
Cost of shares redeemed	(3,736,133)	(3,540,670)	—	—

Net increase (decrease) in net assets from capital share transactions	(3,736,133)	3,662,753	—	—

INCREASE (DECREASE) IN NET ASSETS	(2,634,663)	5,594,838	227,958	499,037

NET ASSETS
Beginning of period	14,744,145	9,149,307	3,008,122	2,509,085

End of period	$12,109,482	$14,744,145	$3,236,080	$3,008,122

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(25,146)	$(12,676)	$902	$253

SHARES ISSUED AND REDEEMED
Shares sold	—	100,000	—	—
Shares redeemed	(50,000)	(50,000)	—	—

Net increase (decrease) in shares outstanding	(50,000)	50,000	—	—

See notes to financial statements.

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex U.S. Information Technology ETF		iShares MSCI ACWI ex U.S. Materials ETF
	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,267	$37,037	$16,848	$56,284
Net realized gain (loss)	12,102	(48,208)	(67,448)	(122,600)
Net change in unrealized appreciation/depreciation	307,259	475,248	183,831	(31,321)

Net increase (decrease) in net assets resulting from operations	322,628	464,077	133,231	(97,637)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(23,714)	(33,551)	(24,064)	(56,872)
Return of capital	—	—	—	(2,721)

Total distributions to shareholders	(23,714)	(33,551)	(24,064)	(59,593)

INCREASE (DECREASE) IN NET ASSETS	298,914	430,526	109,167	(157,230)

NET ASSETS
Beginning of period	2,911,628	2,481,102	2,259,008	2,416,238

End of period	$3,210,542	$2,911,628	$2,368,175	$2,259,008

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(8,451)	$11,996	$(11,393)	$(4,177)

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex U.S. Telecommunication Services ETF		iShares MSCI ACWI ex U.S. Utilities ETF
	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$35,240	$102,414	$63,486	$261,922
Net realized loss	(10,802)	(22,384)	(39,958)	(191,804)
Net change in unrealized appreciation/depreciation	257,680	185,011	140,134	635,447

Net increase in net assets resulting from operations	282,118	265,041	163,662	705,565

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(39,693)	(101,473)	(85,270)	(266,498)

Total distributions to shareholders	(39,693)	(101,473)	(85,270)	(266,498)

INCREASE IN NET ASSETS	242,425	163,568	78,392	439,067

NET ASSETS
Beginning of period	2,776,668	2,613,100	6,311,219	5,872,152

End of period	$3,019,093	$2,776,668	$6,389,611	$6,311,219

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,767)	$2,686	$1,806	$23,590

See notes to financial statements.

60	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex U.S. Consumer Discretionary ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$76.76	$58.03	$66.82	$54.78	$53.34

Income from investment operations:
Net investment income (loss)[b]	0.41	1.33	1.12	1.06	(0.01)
Net realized and unrealized gain (loss)[c]	4.79	18.85	(8.76)	12.03	1.45

Total from investment operations	5.20	20.18	(7.64)	13.09	1.44

Less distributions from:
Net investment income	(0.64)	(1.45)	(1.15)	(1.05)	—

Total distributions	(0.64)	(1.45)	(1.15)	(1.05)	—

Net asset value, end of period	$81.32	$76.76	$58.03	$66.82	$54.78

Total return	6.76%[d]	35.06%	(11.35)%	23.96%	2.70%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,066	$3,838	$5,803	$6,682	$5,478
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[e]	1.01%	1.98%	1.92%	1.67%	(0.32)%
Portfolio turnover rate[f]	2%	4%	8%	7%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex U.S. Consumer Staples ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$75.25	$66.27	$64.80	$54.49	$54.19

Income from investment operations:
Net investment income[b]	0.54	1.74	1.51	1.47	0.01
Net realized and unrealized gain (loss)[c]	(2.17)	8.75	1.52	10.52	0.29

Total from investment operations	(1.63)	10.49	3.03	11.99	0.30

Less distributions from:
Net investment income	(0.56)	(1.51)	(1.56)	(1.68)	—

Total distributions	(0.56)	(1.51)	(1.56)	(1.68)	—

Net asset value, end of period	$73.06	$75.25	$66.27	$64.80	$54.49

Total return	(2.19)%[d]	15.93%	4.87%	22.15%	0.56%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,306	$7,525	$3,313	$3,240	$5,449
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.39%	2.35%	2.41%	2.44%	0.40%
Portfolio turnover rate[f]	2%	7%	5%	4%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex U.S. Energy ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$50.87	$52.00	$63.26	$52.42	$51.87

Income from investment operations:
Net investment income (loss)[b]	0.70	1.62	1.75	1.43	(0.00)[c]
Net realized and unrealized gain (loss)[d]	(0.46)	(1.14)	(11.26)	10.82	0.55

Total from investment operations	0.24	0.48	(9.51)	12.25	0.55

Less distributions from:
Net investment income	(0.79)	(1.61)	(1.75)	(1.41)	—

Total distributions	(0.79)	(1.61)	(1.75)	(1.41)	—

Net asset value, end of period	$50.32	$50.87	$52.00	$63.26	$52.42

Total return	0.41%[e]	0.97%	(15.00)%	23.47%	1.06%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,032	$5,087	$5,200	$6,326	$5,242
Ratio of expenses to average net assets[f]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[f]	2.62%	3.02%	3.16%	2.33%	(0.17)%
Portfolio turnover rate[g]	10%	6%	6%	7%	0%[h]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex U.S. Financials ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jan. 20, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$23.76	$19.76	$23.70	$23.14	$24.07

Income from investment operations:
Net investment income[b]	0.24	0.77	0.71	0.69	0.38
Net realized and unrealized gain (loss)[c]	0.74	4.22	(3.87)	0.61	(0.95)

Total from investment operations	0.98	4.99	(3.16)	1.30	(0.57)

Less distributions from:
Net investment income	(0.25)	(0.99)	(0.78)	(0.74)	(0.36)

Total distributions	(0.25)	(0.99)	(0.78)	(0.74)	(0.36)

Net asset value, end of period	$24.49	$23.76	$19.76	$23.70	$23.14

Total return	4.11%[d]	25.55%	(13.12)%	5.61%	(2.27)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,898	$3,564	$1,976	$2,370	$2,314
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.88%	3.33%	3.56%	2.82%	3.23%
Portfolio turnover rate[f]	3%	12%	5%	6%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex U.S. Healthcare ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$73.72	$61.00	$60.96	$49.57	$50.67

Income from investment operations:
Net investment income[b]	0.22	1.74	1.69	1.47	0.06
Net realized and unrealized gain (loss)[c]	7.10	12.61	(0.14)	12.31	(1.16)

Total from investment operations	7.32	14.35	1.55	13.78	(1.10)

Less distributions from:
Net investment income	(0.31)	(1.63)	(1.51)	(2.39)	—

Total distributions	(0.31)	(1.63)	(1.51)	(2.39)	—

Net asset value, end of period	$80.73	$73.72	$61.00	$60.96	$49.57

Total return	9.94%[d]	23.68%	2.72%	28.04%	(2.17)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,109	$14,744	$9,149	$3,048	$4,957
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	0.57%	2.53%	2.95%	2.62%	2.40%
Portfolio turnover rate[f]	2%	10%	10%	8%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex U.S. Industrials ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$60.16	$50.18	$60.61	$51.93	$50.75

Income from investment operations:
Net investment income (loss)[b]	0.40	1.26	1.25	1.28	(0.00)[c]
Net realized and unrealized gain (loss)[d]	4.54	9.99	(10.06)	8.66	1.18

Total from investment operations	4.94	11.25	(8.81)	9.94	1.18

Less distributions from:
Net investment income	(0.38)	(1.27)	(1.62)	(1.26)	—

Total distributions	(0.38)	(1.27)	(1.62)	(1.26)	—

Net asset value, end of period	$64.72	$60.16	$50.18	$60.61	$51.93

Total return	8.21%[e]	22.58%	(14.40)%	19.17%	2.32%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,236	$3,008	$2,509	$6,061	$5,193
Ratio of expenses to average net assets[f]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[f]	1.21%	2.22%	2.43%	2.14%	(0.10)%
Portfolio turnover rate[g]	2%	7%	6%	9%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex U.S. Information Technology ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$58.23	$49.62	$55.18	$52.57	$51.74

Income from investment operations:
Net investment income[b]	0.07	0.74	0.64	0.79	0.00 [c]
Net realized and unrealized gain (loss)[d]	6.38	8.54	(5.15)	2.32	0.83

Total from investment operations	6.45	9.28	(4.51)	3.11	0.83

Less distributions from:
Net investment income	(0.47)	(0.67)	(1.05)	(0.50)	—

Total distributions	(0.47)	(0.67)	(1.05)	(0.50)	—

Net asset value, end of period	$64.21	$58.23	$49.62	$55.18	$52.57

Total return	11.08%[e]	18.74%	(8.12)%	5.88%	1.60%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,211	$2,912	$2,481	$2,759	$5,257
Ratio of expenses to average net assets[f]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[f]	0.20%	1.32%	1.26%	1.38%	0.09%
Portfolio turnover rate[g]	2%	6%	4%	4%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex U.S. Materials ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$45.18	$48.32	$66.97	$54.25	$52.08

Income from investment operations:
Net investment income (loss)[b]	0.34	1.13	1.19	0.90	(0.01)
Net realized and unrealized gain (loss)[c]	2.32	(3.08)	(18.64)	12.76	2.18

Total from investment operations	2.66	(1.95)	(17.45)	13.66	2.17

Less distributions from:
Net investment income	(0.48)	(1.14)	(1.20)	(0.94)	—
Return of capital	—	(0.05)	(0.00)[d]	—	—

Total distributions	(0.48)	(1.19)	(1.20)	(0.94)	—

Net asset value, end of period	$47.36	$45.18	$48.32	$66.97	$54.25

Total return	5.86%[e]	(4.16)%	(26.08)%	25.21%	4.17%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,368	$2,259	$2,416	$6,697	$5,425
Ratio of expenses to average net assets[f]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[f]	1.38%	2.20%	2.20%	1.39%	(0.22)%
Portfolio turnover rate[g]	9%	12%	5%	5%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex U.S. Telecommunication Services ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$55.53	$52.26	$59.55	$53.15	$51.31

Income from investment operations:
Net investment income[b]	0.70	2.05	2.84	2.31	0.03
Net realized and unrealized gain (loss)[c]	4.94	3.25	(7.22)	7.28	1.81

Total from investment operations	5.64	5.30	(4.38)	9.59	1.84

Less distributions from:
Net investment income	(0.79)	(2.03)	(2.91)	(3.19)	—

Total distributions	(0.79)	(2.03)	(2.91)	(3.19)	—

Net asset value, end of period	$60.38	$55.53	$52.26	$59.55	$53.15

Total return	10.12%[d]	10.42%	(7.11)%	18.30%	3.58%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,019	$2,777	$2,613	$2,977	$5,315
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.30%	3.84%	5.37%	3.96%	1.36%
Portfolio turnover rate[f]	2%	7%	11%	5%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex U.S. Utilities ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Period from Jul. 13, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$42.07	$39.15	$49.67	$51.67	$50.55

Income from investment operations:
Net investment income[b]	0.42	1.75	2.36	2.26	0.04
Net realized and unrealized gain (loss)[c]	0.68	2.95	(11.14)	(0.84)	1.08

Total from investment operations	1.10	4.70	(8.78)	1.42	1.12

Less distributions from:
Net investment income	(0.57)	(1.78)	(1.74)	(3.42)	—

Total distributions	(0.57)	(1.78)	(1.74)	(3.42)	—

Net asset value, end of period	$42.60	$42.07	$39.15	$49.67	$51.67

Total return	2.60%[d]	12.16%	(17.75)%	2.65%	2.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,390	$6,311	$5,872	$2,484	$5,167
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.93%	4.16%	5.61%	4.19%	1.70%
Portfolio turnover rate[f]	2%	6%	9%	6%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI ACWI ex U.S. ETF	Diversification Classification
Consumer Discretionary	Diversified
Consumer Staples	Non-diversified
Energy	Non-diversified
Financials	Diversified
Healthcare	Non-diversified

iShares MSCI ACWI ex U.S. ETF	Diversification Classification
Industrials	Non-diversified
Information Technology	Non-diversified
Materials	Diversified
Telecommunication Services	Non-diversified
Utilities	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for

72	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares MSCI ACWI ex U.S. ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
Consumer Discretionary
Assets:
Common Stocks	$3,925,607	$—	$—		$3,925,607
Preferred Stocks	128,707	—	—		128,707
Money Market Funds	40,467	—	—		40,467

	$4,094,781	$—	$—		$4,094,781

Consumer Staples
Assets:
Common Stocks	$7,157,138	$—	$—		$7,157,138
Preferred Stocks	119,783	—	—		119,783
Money Market Funds	42,554	—	—		42,554

	$7,319,475	$—	$—		$7,319,475

Energy
Assets:
Common Stocks	$4,935,928	$—	$—		$4,935,928
Preferred Stocks	88,737	—	—		88,737
Money Market Funds	17,847	—	—		17,847

	$5,042,512	$—	$—		$5,042,512

Financials
Assets:
Common Stocks	$4,812,079	$—	$0	[a]	$4,812,079
Preferred Stocks	73,249	—	—		73,249
Rights	85	2,505	—		2,590
Money Market Funds	9,259	—	—		9,259

	$4,894,672	$2,505	$0	[a]	$4,897,177

[a]	Rounds to less than $1.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI ACWI ex U.S. ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Healthcare
Assets:
Common Stocks	$12,051,949	$—	$—	$12,051,949
Money Market Funds	28,880	—	—	28,880

	$12,080,829	$—	$—	$12,080,829

Industrials
Assets:
Common Stocks	$3,223,307	$—	$—	$3,223,307
Rights	140	—	—	140
Money Market Funds	19,128	—	—	19,128

	$3,242,575	$—	$—	$3,242,575

Information Technology
Assets:
Common Stocks	$3,207,107	$—	$—	$3,207,107
Money Market Funds	31,750	—	—	31,750

	$3,238,857	$—	$—	$3,238,857

Materials
Assets:
Common Stocks	$2,271,064	$—	$—	$2,271,064
Preferred Stocks	92,410	—	—	92,410
Money Market Funds	9,012	—	—	9,012

	$2,372,486	$—	$—	$2,372,486

Telecommunication Services
Assets:
Common Stocks	$2,983,713	$—	$—	$2,983,713
Preferred Stocks	19,490	—	—	19,490
Money Market Funds	1,112	—	—	1,112

	$3,004,315	$—	$—	$3,004,315

Utilities
Assets:
Common Stocks	$6,267,312	$8,808	$—	$6,276,120
Preferred Stocks	91,400	—	—	91,400
Money Market Funds	6,108	—	—	6,108

	$6,364,820	$8,808	$—	$6,373,628

74	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of January 31, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment advisor, or its affiliates.

As of January 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of January 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

As of January 31, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares MSCI ACWI ex U.S. ETF	Market Value of Securities on Loan
Consumer Discretionary	$37,007
Consumer Staples	35,680
Energy	16,072
Financials	7,609

iShares MSCI ACWI ex U.S. ETF	Market Value of Securities on Loan
Healthcare	$27,004
Industrials	16,185
Information Technology	27,635
Materials	7,077

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

76	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.48% based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014 each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 75% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

For the six months ended January 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares MSCI ACWI ex U.S. ETF	Fees Paid to BTC
Consumer Discretionary	$1,203
Consumer Staples	350
Energy	88
Financials	74
Healthcare	96

iShares MSCI ACWI ex U.S. ETF	Fees Paid to BTC
Industrials	$68
Information Technology	421
Materials	61
Telecommunication Services	12
Utilities	76

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended January 31, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2014 were as follows:

iShares MSCI ACWI ex U.S. ETF	Purchases	Sales
Consumer Discretionary	$89,563	$103,858
Consumer Staples	188,854	182,018
Energy	508,619	500,819
Financials	134,120	110,889
Healthcare	290,478	322,761
Industrials	74,693	79,165
Information Technology	72,694	86,825
Materials	219,440	225,505
Telecommunication Services	54,173	50,344
Utilities	170,965	154,466

In-kind transactions (see Note 4) for the six months ended January 31, 2014 were as follows:

iShares MSCI ACWI ex U.S. ETF	In-kind Purchases	In-kind Sales
Financials	$1,248,381	$—
Healthcare	—	3,706,778

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

78	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2013, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares MSCI ACWI ex U.S. ETF	Non- Expiring [a]	Expiring 2019	Total
Consumer Discretionary	$145,623	$1,590	$147,213
Consumer Staples	17,836	2,598	20,434
Energy	57,825	5,251	63,076
Financials	38,247	9,584	47,831
Healthcare	4,831	3,102	7,933
Industrials	92,681	2,652	95,333
Information Technology	64,283	3,254	67,537
Materials	50,888	5,180	56,068
Telecommunication Services	25,644	1,539	27,183
Utilities	64,096	1,888	65,984

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI ACWI ex U.S. ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Consumer Discretionary	$3,190,263	$1,092,318	$(187,800)	$904,518
Consumer Staples	6,357,716	1,120,566	(158,807)	961,759
Energy	5,018,808	586,146	(562,442)	23,704
Financials	4,870,699	286,129	(259,651)	26,478
Healthcare	10,053,341	2,168,345	(140,857)	2,027,488
Industrials	2,444,995	912,774	(115,194)	797,580
Information Technology	2,508,427	959,923	(229,493)	730,430
Materials	2,422,094	314,787	(364,395)	(49,608)
Telecommunication Services	2,469,682	730,824	(196,191)	534,633
Utilities	6,520,795	691,817	(838,984)	(147,167)

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	PLANNED FUND LIQUIDATION

On December 4-5, 2013, the Board unanimously voted to close and liquidate the Funds. Trading in the Funds will be halted prior to market open on March 26, 2014. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or about April 1, 2014.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

80	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares MSCI ACWI ex U.S. ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Consumer Discretionary	$0.423884	$—	$0.212216	$0.636100	67%	—%	33%	100%
Consumer Staples	0.529336	—	0.034324	0.563660	94	—	6	100
Energy	0.713930	—	0.072220	0.786150	91	—	9	100
Financials	0.211546	—	0.040399	0.251945	84	—	16	100
Healthcare	0.264858	—	0.042622	0.307480	86	—	14	100
Industrials	0.311230	—	0.071070	0.382300	81	—	19	100
Information Technology	0.372673	—	0.101607	0.474280	79	—	21	100
Materials	0.333424	—	0.147856	0.481280	69	—	31	100
Telecommunication Services	0.738166	—	0.055694	0.793860	93	—	7	100
Utilities	0.471711	—	0.096756	0.568467	83	—	17	100

SUPPLEMENTAL INFORMATION	81

Notes:

82	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-76-0114

JANUARY 31, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI All Country Asia ex Japan ETF | AAXJ | NASDAQ
➢	iShares MSCI All Country Asia ex Japan Small-Cap ETF | AXJS | NASDAQ
➢	iShares MSCI All Country Asia Information Technology ETF | AAIT | NASDAQ

Fund Performance Overview

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN ETF

Performance as of January 31, 2014

The iShares MSCI All Country Asia ex Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Asian equities, excluding Japan, as represented by the MSCI AC Asia ex Japan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 1.83%, net of fees, while the total return for the Index was 2.00%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(4.22)%	(5.72)%	(3.69)%	(4.22)%	(5.72)%	(3.69)%
5 Years	14.79%	14.70%	16.62%	99.27%	98.50%	115.67%
Since Inception	4.10%	3.83%	4.77%	24.56%	22.80%	28.97%

The inception date of the Fund was 8/13/08. The first day of secondary market trading was 8/15/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,018.30	$3.46	$1,000.00	$1,021.80	$3.47	0.68%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Financials	31.44%
Information Technology	20.94
Consumer Discretionary	10.39
Industrials	8.89
Telecommunication Services	5.99
Materials	5.89
Energy	5.81
Consumer Staples	5.38
Utilities	3.91
Health Care	1.36

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/14

Country	Percentage of Total Investments*

China	24.98%
South Korea	20.51
Taiwan	15.30
Hong Kong	12.63
India	8.08
Singapore	6.48
Malaysia	4.92
Indonesia	3.08
Thailand	2.85
Philippines	1.17

TOTAL	100.00%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL-CAP ETF

Performance as of January 31, 2014

The iShares MSCI All Country Asia ex Japan Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of Asian small-capitalization equities, excluding Japan, as represented by the MSCI AC Asia ex Japan Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 3.08%, net of fees, while the total return for the Index was 3.67%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.14%	(1.18)%	1.38%	0.14%	(1.18)%	1.38%
Since Inception	5.07%	4.66%	6.59%	10.39%	9.53%	13.58%

The inception date of the Fund was 2/2/12. The first day of secondary market trading was 2/3/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,030.80	$3.84	$1,000.00	$1,021.40	$3.82	0.75%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Consumer Discretionary	20.91%
Financials	18.43
Information Technology	18.36
Industrials	14.51
Materials	9.02
Consumer Staples	6.37
Health Care	6.11
Energy	3.16
Utilities	1.99
Telecommunication Services	1.14

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/14

Country	Percentage of Total Investments*

Taiwan	22.15%
China	20.46
South Korea	17.84
Hong Kong	11.33
Singapore	8.80
India	5.29
Malaysia	5.27
Thailand	4.02
Indonesia	3.63
Philippines	1.21

TOTAL	100.00%

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ALL COUNTRY ASIA INFORMATION TECHNOLOGY ETF

Performance as of January 31, 2014

The iShares MSCI All Country Asia Information Technology ETF (the “Fund”) seeks to track the investment results of an index composed of Asian equities in the information technology sector, as represented by the MSCI AC Asia Information Technology Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 13.92%, net of fees, while the total return for the Index was 14.26%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.95%	12.10%	14.74%	13.95%	12.10%	14.74%
Since Inception	9.72%	9.41%	10.43%	20.16%	19.50%	21.68%

The inception date of the Fund was 2/8/12. The first day of secondary market trading was 2/9/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,139.20	$3.72	$1,000.00	$1,021.70	$3.52	0.69%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Semiconductors & Semiconductor Equipment	37.08%
Electronic Equipment, Instruments & Components	25.82
Internet Software & Services	11.79
IT Services	8.93
Computers & Peripherals	6.85
Office Electronics	5.29
Software	3.34
Communications Equipment	0.90

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/14

Country	Percentage of Total Investments*

Japan	32.52%
Taiwan	26.13
South Korea	23.91
China	10.50
India	6.64
Hong Kong	0.30

TOTAL	100.00%

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2013 and held through January 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.87%

CHINA — 24.94%
AAC Technologies Holdings Inc.[a]	663,000	$2,864,678
Agile Property Holdings Ltd.	1,772,000	1,629,415
Agricultural Bank of China Ltd. Class H	19,366,000	8,454,917
Air China Ltd. Class H	1,772,000	1,154,739
Aluminum Corp. of China Ltd. Class Ha,b	3,546,000	1,274,127
Anhui Conch Cement Co. Ltd. Class H	1,103,000	4,275,744
Anta Sports Products Ltd.[a]	886,000	1,293,947
AviChina Industry & Technology Co. Ltd. Class H	1,784,000	1,043,087
Bank of China Ltd. Class H	67,332,000	28,529,039
Bank of Communications Co. Ltd. Class H	7,926,100	5,154,905
BBMG Corp. Class H	1,103,000	866,513
Beijing Capital International Airport Co. Ltd. Class H	1,772,000	1,348,717
Beijing Enterprises Holdings Ltd.[a]	443,000	3,765,454
Beijing Enterprises Water Group Ltd.[a]	2,652,000	1,502,782
Belle International Holdings Ltd.	3,987,000	4,302,887
Biostime International Holdings Ltd.[a]	221,500	1,906,974
Brilliance China Automotive Holdings Ltd.	2,652,000	4,064,342
BYD Co. Ltd. Class Ha,b	443,000	2,110,937
China Agri-Industries Holdings Ltd.	1,772,100	789,649
China BlueChemical Ltd. Class H	1,773,500	972,995
China CITIC Bank Corp. Ltd. Class H	7,105,200	3,431,447
China Coal Energy Co. Class Ha	3,526,000	1,761,910
China Communications Construction Co. Ltd. Class H	3,996,000	2,912,807
China Communications Services Corp. Ltd. Class H	1,772,000	958,479
China Construction Bank Corp. Class H	64,686,390	44,902,591
China COSCO Holdings Co. Ltd. Class Ha,b	2,215,000	932,806
China Everbright International Ltd.	2,215,000	2,921,080

Security	Shares	Value

China Everbright Ltd.	892,000	$1,208,510
China Gas Holdings Ltd.	1,772,000	2,478,354
China International Marine Containers (Group) Co. Ltd. Class H	484,683	1,124,818
China Life Insurance Co. Ltd. Class H	6,606,000	18,036,163
China Longyuan Power Group Corp. Ltd. Class H	2,215,000	2,664,344
China Mengniu Dairy Co. Ltd.	1,326,000	6,105,051
China Merchants Bank Co. Ltd. Class H	4,098,946	7,242,626
China Merchants Holdings (International) Co. Ltd.	886,000	3,012,364
China Minsheng Banking Corp. Ltd. Class H	4,623,000	4,554,650
China Mobile Ltd.	5,380,500	51,311,821
China National Building Material Co. Ltd. Class H	2,652,000	2,561,560
China Oilfield Services Ltd. Class H	1,772,000	4,746,755
China Overseas Grand Oceans Group Ltd.	446,000	361,289
China Overseas Land & Investment Ltd.	3,545,760	9,566,721
China Pacific Insurance (Group) Co. Ltd. Class H	2,377,200	8,664,069
China Petroleum & Chemical Corp. Class H	22,892,000	18,219,730
China Railway Construction Corp. Ltd. Class H	1,763,000	1,473,556
China Railway Group Ltd. Class H	3,526,000	1,566,647
China Resources Cement Holdings Ltd.	1,772,000	1,211,792
China Resources Enterprise Ltd.	886,000	2,635,818
China Resources Gas Group Ltd.	886,000	2,749,923
China Resources Land Ltd.	1,772,000	4,171,667
China Resources Power Holdings Co. Ltd.	1,772,000	4,203,616
China Shenhua Energy Co. Ltd. Class H	3,083,500	7,962,108
China Shipping Container Lines Co. Ltd. Class Ha,b	3,361,000	792,117

CONSOLIDATED SCHEDULES OF INVESTMENTS	9

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN ETF

January 31, 2014

Security	Shares	Value

China State Construction International Holdings Ltd.	1,772,000	$3,217,752
China Taiping Insurance Holdings Co. Ltd.[b]	706,000	1,234,736
China Telecom Corp. Ltd. Class H	12,332,000	5,749,258
China Unicom (Hong Kong) Ltd.	4,412,000	5,807,058
China Vanke Co. Ltd. Class B	1,144,892	1,881,416
Chongqing Changan Automobile Co. Ltd.	748,600	1,349,732
Chongqing Rural Commercial Bank Co. Ltd. Class H	2,206,000	934,698
CITIC Pacific Ltd.[a]	1,326,000	1,656,475
CITIC Securities Co. Ltd. Class H	883,000	2,037,832
CNOOC Ltd.	15,948,000	25,057,387
COSCO Pacific Ltd.	1,772,000	2,266,119
Country Garden Holdings Co. Ltd.	3,966,974	2,176,400
CSR Corp Ltd. Class H	1,769,000	1,289,478
Datang International Power Generation Co. Ltd. Class H	2,652,000	1,058,778
Dongfeng Motor Group Co. Ltd. Class H	2,652,000	3,914,063
ENN Energy Holdings Ltd.[a]	886,000	5,745,171
Evergrande Real Estate Group Ltd.[a]	5,726,000	2,293,409
Far East Horizon Ltd.	1,329,000	958,479
Fosun International Ltd.[a]	1,454,000	1,569,199
Franshion Properties (China) Ltd.[a]	2,652,000	850,438
GCL-Poly Energy Holdings Ltd.[a,b]	8,366,000	2,844,406
Geely Automobile Holdings Ltd.	4,430,000	1,814,264
Golden Eagle Retail Group Ltd.[a]	446,000	608,850
GOME Electrical Appliances Holdings Ltd.[a]	9,122,160	1,585,993
Great Wall Motor Co. Ltd. Class H	886,000	4,176,231
Greentown China Holdings Ltd.	443,000	635,563
Guangdong Investment Ltd.[a]	1,772,000	1,643,107
Guangzhou Automobile Group Co. Ltd. Class H	1,772,855	1,764,909
Guangzhou R&F Properties Co. Ltd. Class H	706,400	937,039
Haier Electronics Group Co. Ltd.	446,000	1,303,858

Security	Shares	Value

Haitian International Holdings Ltd.	288,000	$624,603
Haitong Securities Co. Ltd. Class H	1,058,400	1,553,905
Hanergy Solar Group Ltd.[a,b]	9,612,000	1,361,684
Hengan International Group Co. Ltd.	664,500	7,175,758
Huaneng Power International Inc. Class H	2,652,000	2,465,928
Industrial and Commercial Bank of China Ltd. Class H	66,012,350	40,892,155
Inner Mongolia Yitai Coal Co. Ltd. Class B	968,670	1,501,439
Intime Retail Group Co. Ltd.[a]	883,500	887,505
Jiangsu Expressway Co. Ltd. Class H	892,000	1,125,798
Jiangxi Copper Co. Ltd. Class H	1,326,000	2,397,620
Kingboard Chemical Holdings Co. Ltd.	663,000	1,489,120
Kunlun Energy Co. Ltd.	2,658,000	4,409,005
Lee & Man Paper Manufacturing Ltd.	1,326,000	889,715
Lenovo Group Ltd.	5,316,000	6,887,358
Longfor Properties Co. Ltd.[a]	1,323,000	1,833,335
New China Life Insurance Co. Ltd. Class Hb	572,600	1,703,464
New World China Land Ltd.	892,000	469,849
Nine Dragons Paper (Holdings) Ltd.[a]	1,326,000	1,133,917
People’s Insurance Co. Group of China Ltd. Class H	3,966,000	1,721,283
PetroChina Co. Ltd. Class H	19,372,000	18,736,313
PICC Property and Casualty Co. Ltd. Class H	2,658,400	3,594,838
Ping An Insurance (Group) Co. of China Ltd. Class H	1,763,000	14,281,463
Poly Property Group Co. Ltd.[a]	1,771,000	846,179
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,772,000	2,076,705
Shanghai Electric Group Co. Ltd. Class H	2,652,000	847,022
Shanghai Industrial Holdings Ltd.[a]	443,000	1,474,803

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN ETF

January 31, 2014

Security	Shares	Value

Shanghai Pharmaceuticals Holding Co. Ltd. Class H	574,400	$1,421,797
Shenzhou International Group Holdings Ltd.	443,000	1,526,150
Shimao Property Holdings Ltd.	1,323,000	2,889,718
Shougang Fushan Resources Group Ltd.	2,652,000	730,898
Shui On Land Ltd.	2,863,733	910,960
Sihuan Pharmaceutical Holdings Group Ltd.	1,766,000	1,883,175
Sino Biopharmaceutical Ltd.[a]	1,772,000	1,501,618
Sino-Ocean Land Holdings Ltd.[a]	2,686,500	1,446,215
Sinopec Engineering Group Co. Ltd.	883,000	1,144,006
Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,658,000	753,091
Sinopharm Group Co. Ltd. Class H	883,200	2,490,995
SOHO China Ltd.	1,543,000	1,228,073
Sun Art Retail Group Ltd.[a]	2,012,500	2,633,294
Tencent Holdings Ltd.	924,600	64,717,713
Tingyi (Cayman Islands) Holding Corp.[a]	1,772,000	4,587,008
Tsingtao Brewery Co. Ltd. Class H	326,000	2,391,008
Uni-President China Holdings Ltd.[a]	886,000	801,015
Want Want China Holdings Ltd.[a]	5,286,000	7,134,412
Weichai Power Co. Ltd. Class H	443,400	1,690,274
Wumart Stores Inc. Class H	446,000	569,792
Yantai Changyu Pioneer Wine Co. Ltd. Class B	220,600	563,660
Yanzhou Coal Mining Co. Ltd. Class Ha	1,772,000	1,332,743
Yingde Gases Group Co. Ltd.[a]	883,000	777,833
Yuexiu Property Co. Ltd.[a]	4,412,000	903,446
Zhejiang Expressway Co. Ltd. Class H	892,000	801,844
Zhongsheng Group Holdings Ltd.[a]	465,000	682,696
Zhuzhou CSR Times Electric Co. Ltd. Class H	441,000	1,368,754
Zijin Mining Group Co. Ltd. Class Ha	5,316,000	1,150,175
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Ha	1,233,340	1,003,852
ZTE Corp. Class Ha,b	531,600	1,099,513

		626,631,627

Security	Shares	Value

HONG KONG — 12.61%
AIA Group Ltd.	10,720,600	$49,358,831
ASM Pacific Technology Ltd.	220,600	2,068,267
Bank of East Asia Ltd. (The)	1,145,200	4,343,465
BOC Hong Kong (Holdings) Ltd.	3,303,000	10,038,997
Cathay Pacific Airways Ltd.	886,000	1,837,085
Cheung Kong (Holdings) Ltd.	1,326,000	19,621,549
Cheung Kong Infrastructure Holdings Ltd.	443,000	2,604,439
CLP Holdings Ltd.	1,550,500	11,701,435
First Pacific Co. Ltd.	1,977,000	1,957,955
Galaxy Entertainment Group Ltd.[b]	1,772,000	17,412,374
Hang Lung Properties Ltd.	2,206,000	6,122,411
Hang Seng Bank Ltd.	664,500	10,397,789
Henderson Land Development Co. Ltd.	886,000	4,769,576
HKT Trust and HKT Ltd.	2,206,000	2,116,565
Hong Kong and China Gas Co. Ltd. (The)	5,286,240	10,879,110
Hong Kong Exchanges and Clearing Ltd.	924,000	14,505,924
Hopewell Holdings Ltd.	443,500	1,539,296
Hutchison Whampoa Ltd.	1,918,000	23,799,621
Hysan Development Co. Ltd.	443,000	1,751,507
Kerry Properties Ltd.	442,000	1,420,243
Li & Fung Ltd.	5,294,000	7,363,383
Link REIT (The)	1,993,500	9,011,417
MGM China Holdings Ltd.	882,400	3,488,780
MTR Corp. Ltd.	1,324,500	4,682,352
New World Development Co. Ltd.	3,526,000	4,404,775
NWS Holdings Ltd.	1,326,500	1,927,019
PCCW Ltd.	3,548,000	1,617,546
Power Assets Holdings Ltd.	1,323,500	9,937,159
Sands China Ltd.	2,126,400	16,389,996
Shangri-La Asia Ltd.	1,772,333	2,944,454
Sino Land Co. Ltd.	2,653,200	3,526,301
SJM Holdings Ltd.	1,766,000	5,515,338
Sun Hung Kai Properties Ltd.	1,413,000	17,251,236
Swire Pacific Ltd. Class A	663,000	7,155,291
Swire Properties Ltd.	1,057,200	2,729,866
Wharf (Holdings) Ltd. (The)	1,329,000	9,071,322
Wheelock and Co. Ltd.	886,000	3,605,708
Wynn Macau Ltd.	1,410,400	6,021,373

CONSOLIDATED SCHEDULES OF INVESTMENTS	11

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN ETF

January 31, 2014

Security	Shares	Value

Yue Yuen Industrial (Holdings) Ltd.	663,500	$2,050,793

		316,940,548
INDIA — 8.07%
ACC Ltd.	29,046	468,616
Adani Enterprises Ltd.	121,012	461,315
Adani Ports and Special Economic Zone Ltd.	355,345	833,420
Aditya Birla Nuvo Ltd.	30,557	537,960
Ambuja Cements Ltd.	582,614	1,479,898
Apollo Hospitals Enterprise Ltd.	68,652	1,019,234
Asian Paints Ltd.	260,104	1,958,201
Bajaj Auto Ltd.	75,028	2,277,005
Bank of Baroda	39,166	342,808
Bharat Heavy Electricals Ltd.	531,218	1,464,654
Bharat Petroleum Corp. Ltd.	144,944	839,058
Bharti Airtel Ltd.	539,054	2,710,111
Cairn India Ltd.	416,722	2,157,270
Cipla Ltd.	313,420	2,053,950
Coal India Ltd.	451,321	1,782,450
Dabur India Ltd.	186,578	512,192
Divi’s Laboratories Ltd.	36,526	766,897
DLF Ltd.	342,356	751,320
Dr. Reddy’s Laboratories Ltd.	91,220	3,799,268
GAIL (India) Ltd.	285,150	1,630,664
GlaxoSmithKline Consumer Healthcare Ltd.	9,000	612,282
Godrej Consumer Products Ltd.	108,990	1,311,081
HCL Technologies Ltd.	186,203	4,345,480
HDFC Bank Ltd.	1,044,594	10,478,451
Hero Motocorp Ltd.	69,532	2,185,339
Hindalco Industries Ltd.	938,644	1,641,185
Hindustan Unilever Ltd.	588,774	5,357,275
Housing Development Finance Corp. Ltd.	1,317,039	16,994,018
ICICI Bank Ltd.	190,098	2,996,725
Idea Cellular Ltd.	600,220	1,374,696
Infosys Ltd.	410,562	24,252,350
ITC Ltd.	1,976,226	10,254,107
Jaiprakash Associates Ltd.	881,452	566,251
Jindal Steel & Power Ltd.	337,241	1,347,242
JSW Steel Ltd.	71,859	1,052,108
Kotak Mahindra Bank Ltd.	280,862	2,945,342
Larsen & Toubro Ltd.	282,849	4,450,735
LIC Housing Finance Ltd.	238,944	746,521

Security	Shares	Value

Lupin Ltd.	43,126	$607,020
Mahindra & Mahindra Financial Services Ltd.	236,878	917,758
Mahindra & Mahindra Ltd.	272,830	3,876,359
Nestle India Ltd.	10,126	815,696
NTPC Ltd.	954,890	1,927,154
Oil & Natural Gas Corp. Ltd.	683,242	3,004,825
Oil India Ltd.	113,886	861,938
Piramal Enterprises Ltd.	56,120	497,740
Power Finance Corp. Ltd.	242,686	527,359
Power Grid Corp. of India Ltd.	1,119,904	1,706,980
Ranbaxy Laboratories Ltd.[b]	111,038	573,134
Reliance Capital Ltd.	90,852	470,029
Reliance Communications Ltd.	476,128	938,881
Reliance Industries Ltd.	1,153,788	15,305,577
Reliance Infrastructure Ltd.	92,427	549,355
Reliance Power Ltd.[b]	512,485	507,945
Rural Electrification Corp. Ltd.	266,790	765,390
Sesa Sterlite Ltd.	924,530	2,780,009
Shriram Transport Finance Co. Ltd.	115,732	1,154,826
Siemens Ltd.	55,184	486,223
State Bank of India	121,452	2,953,869
Sun Pharmaceuticals Industries Ltd.	552,694	5,193,057
Tata Consultancy Services Ltd.	421,122	15,062,732
Tata Motors Ltd.	674,146	3,761,036
Tata Power Co. Ltd.	871,105	1,028,142
Tata Steel Ltd.	270,922	1,539,570
Tech Mahindra Ltd.	93,292	2,660,732
Ultratech Cement Ltd.	33,006	901,179
United Breweries Ltd.	60,286	802,707
United Spirits Ltd.	77,471	3,058,222
Wipro Ltd.	540,814	4,963,612
Yes Bank Ltd.	157,098	771,386
Zee Entertainment Enterprises Ltd.	239,384	1,018,017

		202,745,938
INDONESIA — 3.07%
PT Adaro Energy Tbk	11,952,000	929,926
PT Astra Agro Lestari Tbk	219,000	385,178
PT Astra International Tbk	18,041,000	9,493,319
PT Bank Central Asia Tbk	10,986,400	8,930,387
PT Bank Danamon Indonesia Tbk	3,079,046	1,094,436

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN ETF

January 31, 2014

Security	Shares	Value

PT Bank Mandiri (Persero) Tbk	8,360,051	$5,956,793
PT Bank Negara Indonesia (Persero) Tbk	6,419,415	2,292,273
PT Bank Rakyat Indonesia (Persero) Tbk	9,878,900	6,735,614
PT Bukit Asam (Persero) Tbk	659,000	499,242
PT Bumi Serpong Damai Tbk	6,379,400	752,362
PT Charoen Pokphand Indonesia Tbk	6,538,500	2,214,308
PT Global Mediacom Tbk	6,159,000	933,182
PT Gudang Garam Tbk	443,000	1,520,205
PT Indo Tambangraya Megah Tbk	439,000	963,571
PT Indocement Tunggal Prakarsa Tbk	1,319,500	2,420,704
PT Indofood CBP Sukses Makmur Tbk	1,099,000	990,090
PT Indofood Sukses Makmur Tbk	3,982,500	2,275,015
PT Jasa Marga (Persero) Tbk	1,759,000	745,522
PT Kalbe Farma Tbk	20,027,000	2,304,499
PT Lippo Karawaci Tbk	18,041,000	1,403,681
PT Matahari Department Store Tbk[b]	1,319,000	1,255,805
PT Media Nusantara Citra Tbk	3,836,000	702,167
PT Perusahaan Gas Negara (Persero) Tbk	9,538,500	3,726,343
PT Semen Gresik (Persero) Tbk	2,639,000	3,069,107
PT Surya Citra Media Tbk	3,959,000	859,242
PT Telekomunikasi Indonesia (Persero) Tbk	40,703,000	7,583,892
PT Tower Bersama Infrastructure Tbk[b]	1,539,000	781,474
PT Unilever Indonesia Tbk	1,319,000	3,084,148
PT United Tractors Tbk	1,539,343	2,433,196
PT XL Axiata Tbk	2,220,500	882,017

		77,217,698
MALAYSIA — 4.91%
AirAsia Bhd	1,156,300	780,887
Alliance Financial Group Bhd	1,018,900	1,415,773
AMMB Holdings Bhd	1,463,900	3,206,451
Astro Malaysia Holdings Bhd	1,465,200	1,287,222
Axiata Group Bhd	2,332,600	4,572,495
Berjaya Sports Toto Bhd	575,988	697,072
British American Tobacco (Malaysia) Bhd	132,600	2,409,108

Security	Shares	Value

Bumi Armada Bhd[b]	880,600	$1,065,719
CIMB Group Holdings Bhd	4,092,600	8,462,810
Dialog Group Bhd	1,628,600	1,581,638
DiGi.Com Bhd	3,124,600	4,379,015
Felda Global Ventures Holdings Bhd	968,600	1,261,944
Gamuda Bhd	1,408,600	1,881,501
Genting Bhd	1,860,600	5,782,232
Genting Malaysia Bhd	2,656,700	3,461,292
Genting Plantations Bhd	176,600	543,547
Hong Leong Bank Bhd	489,300	2,061,596
Hong Leong Financial Group Bhd	177,400	838,628
IHH Healthcare Bhd[b]	1,980,600	2,183,898
IJM Corp. Bhd	979,100	1,729,114
IOI Corp. Bhd	2,640,600	3,314,065
IOI Properties Group Sdn Bhd[b]	1,309,000	1,056,118
Kuala Lumpur Kepong Bhd	440,600	3,083,476
Lafarge Malaysia Bhd	384,100	975,601
Malayan Banking Bhd	3,898,400	11,218,166
Malaysia Airports Holdings Bhd	440,600	1,113,843
Maxis Bhd	2,037,800	4,244,275
MISC Bhd[b]	968,600	1,736,620
MMC Corp. Bhd	664,500	555,984
Parkson Holdings Bhd	516,300	452,042
Petronas Chemicals Group Bhd	2,464,600	4,897,532
Petronas Dagangan Bhd	220,600	2,013,185
Petronas Gas Bhd	528,600	3,693,013
PPB Group Bhd	440,600	2,027,563
Public Bank Bhd Foreign	1,012,600	5,779,370
RHB Capital Bhd	572,900	1,313,056
Sapurakencana Petroleum Bhd[b]	3,168,600	4,156,628
Sime Darby Bhd	2,436,500	6,545,386
Telekom Malaysia Bhd	975,000	1,605,334
Tenaga Nasional Bhd	2,464,600	8,690,357
UEM Sunrise Bhd	1,292,800	799,670
UMW Holdings Bhd	443,000	1,567,345
YTL Corp. Bhd	4,240,600	1,951,449
YTL Power International Bhd	1,892,600	1,057,571

		123,449,591
PHILIPPINES — 1.17%
Aboitiz Equity Ventures Inc.	1,639,520	1,881,179
Aboitiz Power Corp.	1,408,600	1,117,369
Alliance Global Group Inc.	2,200,600	1,315,893
Ayala Corp.	171,668	1,984,864
Ayala Land Inc.	4,863,800	2,811,817

CONSOLIDATED SCHEDULES OF INVESTMENTS	13

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN ETF

January 31, 2014

Security	Shares	Value

Bank of the Philippine Islands	782,269	$1,532,778
BDO Unibank Inc.	1,368,589	2,385,669
DMCI Holdings Inc.	446,000	588,500
Energy Development Corp.	7,432,700	861,026
Globe Telecom Inc.	28,630	1,080,258
International Container Terminal Services Inc.	629,260	1,366,266
JG Summit Holdings Inc.	1,819,568	1,581,884
Jollibee Foods Corp.	422,460	1,416,900
Metro Pacific Investments Corp.	8,860,000	840,644
Metropolitan Bank & Trust Co.	326,072	546,811
Philippine Long Distance Telephone Co.	37,430	2,228,291
SM Investments Corp.	123,350	1,917,478
SM Prime Holdings Inc.	5,815,725	1,991,616
Universal Robina Corp.	760,160	1,980,911

		29,430,154
SINGAPORE — 6.47%
Ascendas REIT	1,766,535	2,943,764
CapitaCommercial Trust	1,766,000	1,961,915
CapitaLand Ltd.	2,206,500	4,764,466
CapitaMall Trust Management Ltd.	2,206,800	3,228,537
CapitaMalls Asia Ltd.	1,326,000	1,825,818
City Developments Ltd.	443,000	3,032,585
ComfortDelGro Corp. Ltd.	1,766,000	2,673,455
DBS Group Holdings Ltd.	1,534,500	19,772,504
Genting Singapore PLC	5,283,600	5,704,403
Global Logistic Properties Ltd.	2,658,000	5,843,358
Golden Agri-Resources Ltd.	6,163,707	2,507,532
Hutchison Port Holdings Trust	4,846,371	3,222,837
Jardine Cycle & Carriage Ltd.	91,000	2,491,785
Keppel Corp. Ltd.	1,326,600	10,793,804
Keppel Land Ltd.	886,000	2,190,393
Noble Group Ltd.	3,966,364	2,947,931
Olam International Ltd.[a]	1,326,000	1,535,347
Oversea-Chinese Banking Corp. Ltd.	2,215,000	16,116,022
SembCorp Industries Ltd.	886,000	3,639,102
SembCorp Marine Ltd.[a]	886,000	2,814,239
Singapore Airlines Ltd.[a]	443,000	3,323,713
Singapore Exchange Ltd.	886,000	4,748,161
Singapore Press Holdings Ltd.[a]	1,179,000	3,680,340
Singapore Technologies Engineering Ltd.	1,326,000	3,931,732

Security	Shares	Value

Singapore Telecommunications Ltd.	7,046,000	$19,458,911
StarHub Ltd.	443,000	1,479,901
United Overseas Bank Ltd.	1,148,000	17,962,760
UOL Group Ltd.	443,000	2,034,431
Wilmar International Ltd.	1,766,000	4,310,687
Yangzijiang Shipbuilding	1,766,000	1,588,875

		162,529,308
SOUTH KOREA — 19.52%
AmorePacific Corp.	2,658	2,513,099
AmorePacific Group	2,646	1,173,006
BS Financial Group Inc.	145,540	2,155,191
Celltrion Inc.[a]	56,209	2,350,028
Cheil Industries Inc.	43,336	3,056,821
Cheil Worldwide Inc.[b]	88,060	2,303,620
CJ CheilJedang Corp.	7,046	1,747,758
CJ Corp.	13,646	1,517,143
Coway Co. Ltd.	50,185	3,253,925
Daelim Industrial Co. Ltd.	25,308	1,957,773
Daewoo Engineering & Construction Co. Ltd.[a,b]	102,480	652,977
Daewoo International Corp.	42,160	1,632,673
Daewoo Securities Co. Ltd.	140,867	1,133,148
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a]	83,660	2,696,567
DGB Financial Group Inc.	118,690	1,851,846
Dongbu Insurance Co. Ltd.	38,098	1,914,955
Doosan Corp.	7,530	960,289
Doosan Heavy Industries & Construction Co. Ltd.	43,287	1,482,196
Doosan Infracore Co. Ltd.[b]	132,900	1,620,353
E-Mart Co. Ltd.	17,720	4,304,386
GS Engineering & Construction Corp.[a]	30,869	970,469
GS Holdings Corp.	46,206	2,214,573
Halla Visteon Climate Control Corp.[a]	35,520	1,304,187
Hana Financial Group Inc.	244,154	9,329,564
Hankook Tire Co. Ltd.	66,452	3,830,605
Hanwha Chemical Corp.[a]	79,720	1,489,606
Hanwha Corp.	44,300	1,494,119
Hanwha Life Insurance Co. Ltd.	184,860	1,264,236
Hite Jinro Co. Ltd.	26,640	532,626
Hyosung Corp.	21,126	1,336,227
Hyundai Department Store Co. Ltd.	14,066	1,892,375

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN ETF

January 31, 2014

Security	Shares	Value

Hyundai Development Co. Engineering & Construction[b]	53,760	$1,220,505
Hyundai Engineering & Construction Co. Ltd.	62,926	3,433,343
Hyundai Glovis Co. Ltd.	11,886	2,531,890
Hyundai Heavy Industries Co. Ltd.	37,406	7,845,702
Hyundai Marine & Fire Insurance Co. Ltd.	53,280	1,548,099
Hyundai Merchant Marine Co. Ltd.[b]	56,717	749,797
Hyundai Mipo Dockyard Co. Ltd.	10,417	1,688,559
Hyundai Mobis Co. Ltd.	60,726	17,587,761
Hyundai Motor Co.	138,178	30,273,033
Hyundai Securities Co. Ltd.	74,860	402,853
Hyundai Steel Co.	62,947	4,493,064
Hyundai Wia Corp.	14,157	2,136,082
Industrial Bank of Korea	146,190	1,707,269
Kangwon Land Inc.	88,570	2,801,041
KB Financial Group Inc.	342,082	11,889,055
KCC Corp.	4,430	2,015,612
Kia Motors Corp.	235,864	11,899,525
Korea Aerospace Industries Ltd.	33,140	990,779
Korea Electric Power Corp.[b]	230,230	7,592,955
Korea Gas Corp.	25,325	1,575,788
Korea Investment Holdings Co. Ltd.	35,260	1,299,581
Korea Zinc Co. Ltd.	7,552	2,455,361
Korean Air Lines Co. Ltd.[b]	24,983	825,103
KT Corp.	30,860	888,016
KT&G Corp.	99,172	7,013,893
Kumho Petro Chemical Co. Ltd.	12,804	1,055,087
LG Chem Ltd.	41,831	10,161,218
LG Corp.	84,932	4,562,610
LG Display Co. Ltd.[b]	206,860	4,899,240
LG Electronics Inc.[a]	94,172	5,815,639
LG Household & Health Care Ltd.	8,366	3,736,113
LG Innotek Co. Ltd.[a,b]	9,686	769,197
LG Uplus Corp.	189,260	1,936,186
Lotte Chemical Corp.	15,617	3,085,902
Lotte Confectionery Co. Ltd.	443	769,823
Lotte Shopping Co. Ltd.	9,686	3,420,664
LS Corp.	16,573	1,302,181
LS Industrial Systems Co. Ltd.	14,243	887,568
Mirae Asset Securities Co. Ltd.	22,060	744,024
NAVER Corp.	24,808	15,644,789
NCsoft Corp.[a]	13,944	2,585,962

Security	Shares	Value

NHN Entertainment Corp.[b]	11,006	$794,846
OCI Co. Ltd.	14,526	2,578,540
ORION Corp.	3,117	2,542,291
POSCO	58,086	16,199,067
S-Oil Corp.	41,405	2,653,696
S1 Corp.	15,846	1,151,790
Samsung C&T Corp.	110,452	6,057,395
Samsung Card Co. Ltd.	30,868	1,005,045
Samsung Electro-Mechanics Co. Ltd.	53,246	3,318,081
Samsung Electronics Co. Ltd.	98,572	117,879,348
Samsung Engineering Co. Ltd.[a]	26,846	1,798,345
Samsung Fire & Marine Insurance Co. Ltd.	31,246	7,239,695
Samsung Heavy Industries Co. Ltd.	140,800	4,433,092
Samsung Life Insurance Co. Ltd.	53,246	5,148,747
Samsung SDI Co. Ltd.	30,806	4,130,108
Samsung Securities Co. Ltd.	52,860	2,145,809
Samsung Techwin Co. Ltd.[a]	33,006	1,634,342
Shinhan Financial Group Co. Ltd.	386,190	16,470,849
Shinsegae Co. Ltd.	6,436	1,373,967
SK C&C Co. Ltd.	20,489	2,392,792
SK Holdings Co. Ltd.	23,326	3,922,717
SK Hynix Inc.[b]	474,010	16,762,067
SK Innovation Co. Ltd.	54,126	6,422,200
SK Networks Co. Ltd.	117,620	926,367
SK Telecom Co. Ltd.	8,806	1,781,192
Woori Finance Holdings Co. Ltd.	312,460	3,605,252
Woori Investment & Securities Co. Ltd.	101,269	864,763
Yuhan Corp.	6,606	1,203,504

		490,613,117
TAIWAN — 15.27%
Acer Inc.[b]	2,245,000	1,330,068
Advanced Semiconductor Engineering Inc.	5,726,863	5,302,038
Advantech Co. Ltd.	214,000	1,334,962
Asia Cement Corp.	1,792,597	2,206,910
Asia Pacific Telecom Co. Ltd.	1,326,000	654,302
ASUSTeK Computer Inc.	582,100	5,418,011
AU Optronics Corp.[b]	7,926,580	2,357,240
Catcher Technology Co. Ltd.	443,000	2,953,577
Cathay Financial Holding Co. Ltd.	7,118,117	10,725,045
Chailease Holding Co. Ltd.	863,800	2,129,742

CONSOLIDATED SCHEDULES OF INVESTMENTS	15

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN ETF

January 31, 2014

Security	Shares	Value

Chang Hwa Commercial Bank Ltd.	4,533,575	$2,685,953
Cheng Shin Rubber Industry Co. Ltd.	1,509,303	3,810,931
Cheng Uei Precision Industry Co. Ltd.	444,383	943,108
Chicony Electronics Co. Ltd.	445,157	1,138,697
China Airlines Ltd.[b]	2,646,330	930,222
China Development Financial Holding Corp.	12,326,734	3,596,611
China Life Insurance Co. Ltd.	1,998,054	1,909,189
China Motor Co. Ltd.	448,000	416,985
China Petrochemical Development Corp.	1,555,965	688,173
China Steel Corp.	10,236,436	8,801,358
Chunghwa Telecom Co. Ltd.	3,526,110	10,695,586
Clevo Co.	467,228	963,834
Compal Electronics Inc.	3,966,000	2,978,018
CTBC Financial Holding Co. Ltd.	12,227,675	8,071,739
CTCI Corp.	446,000	607,964
Delta Electronics Inc.	1,766,000	9,705,058
E.Sun Financial Holding Co. Ltd.	4,338,834	2,699,464
Eclat Textile Co. Ltd.	135,000	1,479,330
Epistar Corp.	886,000	1,959,304
EVA Airways Corp.[b]	1,326,400	704,845
Evergreen Marine Corp. Ltd.[b]	1,348,095	792,016
Far Eastern Department Stores Ltd.	932,724	851,219
Far Eastern New Century Corp.	2,688,748	2,786,589
Far EasTone Telecommunications Co. Ltd.	1,329,000	2,618,741
Farglory Land Development Co. Ltd.	469,468	753,070
Feng Hsin Iron & Steel Co. Ltd.	446,000	762,532
First Financial Holding Co. Ltd.	6,542,951	3,908,818
Formosa Chemicals & Fibre Corp.	2,857,740	7,489,217
Formosa International Hotels Corp.	26,983	297,461
Formosa Petrochemical Corp.	886,000	2,228,342
Formosa Plastics Corp.	3,654,400	9,408,143
Formosa Taffeta Co. Ltd.	446,000	471,798
Foxconn Technology Co. Ltd.	886,001	1,994,398
Fubon Financial Holding Co. Ltd.	5,759,111	8,135,653
Giant Manufacturing Co. Ltd.	214,000	1,356,151

Security	Shares	Value

Hermes Microvision Inc.	40,000	$1,185,576
Highwealth Construction Corp.	270,400	543,522
Hiwin Technologies Corp.	122,868	1,115,231
Hon Hai Precision Industry Co. Ltd.	9,746,033	27,310,445
Hotai Motor Co. Ltd.	209,000	2,535,110
HTC Corp.	642,450	2,883,842
Hua Nan Financial Holdings Co. Ltd.	4,889,095	2,759,420
Innolux Corp.[b]	6,166,925	2,137,230
Inventec Corp.	2,002,460	1,847,306
Kinsus Interconnect Technology Corp.	446,000	1,553,032
Largan Precision Co. Ltd.	85,000	3,268,421
LCY Chemical Corp.	446,969	567,240
Lite-On Technology Corp.	1,775,092	2,627,704
MediaTek Inc.	1,148,000	15,175,311
Mega Financial Holding Co. Ltd.	8,552,827	6,902,108
Merida Industry Co. Ltd.	140,000	864,098
MStar Semiconductor Inc.	150,367	1,647,722
Nan Kang Rubber Tire Co. Ltd.[b]	446,266	539,835
Nan Ya Plastics Corp.	4,406,000	9,612,562
Novatek Microelectronics Corp. Ltd.	446,000	1,788,563
Pegatron Corp.	1,326,000	1,744,075
Phison Electronics Corp.	86,000	539,318
Pou Chen Corp.	1,766,000	2,448,123
Powertech Technology Inc.	446,200	617,810
President Chain Store Corp.	443,000	2,975,510
Quanta Computer Inc.	2,206,000	5,460,847
Radiant Opto-Electronics Corp.	463,167	2,017,924
Realtek Semiconductor Corp.	448,642	1,229,055
Ruentex Development Co. Ltd.	490,237	864,053
Ruentex Industries Ltd.	495,195	1,194,777
ScinoPharm Taiwan Ltd.	446,800	1,253,503
Shin Kong Financial Holding Co. Ltd.	5,542,363	1,856,753
Siliconware Precision Industries Co. Ltd.	2,646,575	3,236,426
Simplo Technology Co. Ltd.	250,550	1,149,483
SinoPac Financial Holdings Co. Ltd.	6,180,870	2,876,484
Standard Foods Corp.	240,994	706,338
Synnex Technology International Corp.	1,105,000	1,874,643

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN ETF

January 31, 2014

Security	Shares	Value

Taishin Financial Holdings Co. Ltd.	5,759,630	$2,727,971
Taiwan Business Bank Ltd.[b]	2,856,530	848,544
Taiwan Cement Corp.	3,086,000	4,512,247
Taiwan Cooperative Financial Holding Co. Ltd.	5,118,142	2,761,998
Taiwan Fertilizer Co. Ltd.	446,000	931,819
Taiwan Glass Industry Corp.	910,780	891,315
Taiwan Mobile Co. Ltd.	1,329,000	3,895,212
Taiwan Semiconductor Manufacturing Co. Ltd.	22,006,670	76,267,030
Teco Electric and Machinery Co. Ltd.	1,766,000	1,926,439
TPK Holding Co. Ltd.	212,974	1,349,650
Transcend Information Inc.	137,000	407,869
TSRC Corp.	446,110	633,882
U-Ming Marine Transport Corp.	446,000	740,451
Uni-President Enterprises Co.	4,013,298	6,623,150
Unimicron Technology Corp.	1,119,000	856,863
United Microelectronics Corp.	11,446,000	4,665,669
Vanguard International Semiconductor Corp.	450,000	497,566
Walsin Lihwa Corp.[b]	3,086,000	959,489
Wan Hai Lines Ltd.	886,100	431,388
Wistron Corp.	1,844,313	1,527,923
WPG Holdings Co. Ltd.	1,326,240	1,545,219
Yang Ming Marine Transport Corp.[b]	1,351,300	586,504
Yuanta Financial Holding Co. Ltd.	7,926,858	4,408,534
Yulon Motor Co. Ltd.	886,000	1,523,578
Zhen Ding Technology Holding Ltd.	87,097	217,617

		383,699,739
THAILAND — 2.84%
Advanced Information Service PCL NVDR	924,600	5,854,026
Airports of Thailand PCL NVDR	396,600	2,060,494
Bangkok Bank PCL Foreign	708,800	3,682,496
Bangkok Bank PCL NVDR	545,725	2,835,257
Bangkok Dusit Medical Services PCL NVDR	264,600	945,859
Banpu PCL NVDR	880,600	706,934
BEC World PCL NVDR[a]	908,300	1,286,368
BTS Group Holdings PCL NVDR	5,192,600	1,266,296
Central Pattana PCL NVDR	1,188,600	1,350,273

Security	Shares	Value

Charoen Pokphand Foods PCL NVDR	2,422,100	$2,091,180
CP All PCL NVDR	3,943,800	4,689,311
Glow Energy PCL NVDR	470,100	961,277
Home Product Center PCL NVDR[a]	2,669,600	691,460
Indorama Ventures PCL NVDR	1,255,500	787,302
IRPC PCL NVDR	9,347,500	883,496
Kasikornbank PCL Foreign	1,056,600	5,441,442
Kasikornbank PCL NVDR	616,675	3,175,848
Krung Thai Bank PCL NVDR	3,137,375	1,587,221
Minor International PCL NVDR	1,408,600	887,576
PTT Exploration & Production PCL NVDR	1,247,284	5,781,110
PTT Global Chemical PCL NVDR	1,469,976	3,172,850
PTT PCL NVDR	748,600	6,259,121
Siam Cement PCL Foreign (The)	264,600	3,222,333
Siam Cement PCL NVDR (The)	132,600	1,630,888
Siam Commercial Bank PCL NVDR	1,589,000	7,172,402
Thai Oil PCL NVDR	750,800	1,199,779
TMB Bank PCL NVDR	11,661,200	805,439
True Corp. PCL NVDR[a,b]	4,708,600	1,027,020

		71,455,058

TOTAL COMMON STOCKS
(Cost: $2,444,720,612)		2,484,712,778

PREFERRED STOCKS — 0.95%

SOUTH KOREA — 0.95%
Hyundai Motor Co. Ltd.	21,435	2,433,178
Hyundai Motor Co. Ltd. Series 2	33,685	4,106,967
LG Chem Ltd.	6,166	774,819
Samsung Electronics Co. Ltd.	18,486	16,493,792

		23,808,756

TOTAL PREFERRED STOCKS
(Cost: $15,509,348)		23,808,756

SHORT-TERM INVESTMENTS — 2.27%

MONEY MARKET FUNDS — 2.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	53,714,533	53,714,533

CONSOLIDATED SCHEDULES OF INVESTMENTS	17

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN ETF

January 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	3,023,518	$3,023,518
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	435,242	435,242

		57,173,293

TOTAL SHORT-TERM INVESTMENTS
(Cost: $57,173,293)		57,173,293

TOTAL INVESTMENTS IN SECURITIES — 102.09%
(Cost: $2,517,403,253)		2,565,694,827
Other Assets, Less Liabilities — (2.09)%		(52,580,913)

NET ASSETS — 100.00%		$2,513,113,914

NVDR  —  Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to consolidated financial statements.

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL-CAP ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.58%

CHINA — 20.38%
Ajisen (China) Holdings Ltd.	6,000	$7,086
Anton Oilfield Services Group[a]	12,000	7,665
Anxin-China Holdings Ltd.	32,000	8,119
APT Satellite Holdings Ltd.	3,000	3,782
Asian Citrus Holdings Ltd.	14,000	3,714
Baoye Group Co. Ltd. Class H	8,000	5,090
Beijing Capital Land Ltd. Class H	24,000	8,191
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.[b]	2,000	2,560
Billion Industrial Holdings Ltd.[a]	12,000	6,769
Bosideng International Holdings Ltd.	32,000	5,811
BYD Electronic International Co. Ltd.[b]	9,000	4,462
C C Land Holdings Ltd.	16,000	3,462
Changshouhua Food Co. Ltd.	4,000	4,817
Chaowei Power Holdings Ltd.	6,000	3,083
China Aerospace International Holdings Ltd.	48,000	4,884
China Aoyuan Property Group Ltd.	48,000	9,458
China Datang Corp. Renewable Power Co. Ltd. Class H	30,000	5,873
China Dongxiang (Group) Co. Ltd.	44,000	8,557
China Foods Ltd.[b]	8,000	2,823
China High Speed Transmission Equipment Group Co. Ltd.[b]	14,000	8,456
China Leason CBM & Shale Gas Group Co. Ltd.[b]	90,000	1,090
China Lilang Ltd.	10,000	5,989
China Lumena New Materials Corp.[a]	40,000	7,109
China Medical System Holdings Ltd.[a]	16,000	18,339
China Merchants Land Ltd.[b]	12,000	2,674
China Metal Recycling Holdings Ltd.[a,b,c]	4,200	—
China Modern Dairy Holdings Ltd.[a,b]	24,000	11,127
China New Town Development Co. Ltd.[b]	40,000	3,091
China Oil and Gas Group Ltd.	40,000	6,800
China Power International Development Ltd.[a]	26,000	8,739
China Power New Energy Development Co. Ltd.[b]	80,000	7,933
China Precious Metal Resources Holdings Co. Ltd.[a,b]	40,000	5,770
China Properties Group Ltd.[b]	22,000	5,270
China Rare Earth Holdings Ltd.[b]	28,000	3,858

Security	Shares	Value

China Resources and Transportation Group Ltd.[a,b]	200,000	$10,689
China Rongsheng Heavy Industries Group Holdings Ltd.[a,b]	49,000	8,519
China Ruifeng Renewable Energy Holdings Ltd.[b]	16,000	4,204
China Sanjiang Fine Chemicals Co. Ltd.	14,000	6,599
China SCE Property Holdings Ltd.	36,000	7,928
China Shanshui Cement Group Ltd.	16,000	5,275
China Shineway Pharmaceutical Group Ltd.	6,000	8,855
China Singyes Solar Technologies Holdings Ltd.	6,000	6,846
China South City Holdings Ltd.	32,000	16,608
China Starch Holdings Ltd.	100,000	2,911
China Suntien Green Energy Corp. Ltd. Class H	20,000	8,629
China Traditional Chinese Medicine Co. Ltd.[b]	8,000	3,276
China Travel International Investment Hong Kong Ltd.	36,000	6,862
China Vanadium Titano-Magnetite Mining Co. Ltd.[b]	22,000	2,805
China Water Affairs Group Ltd.	20,000	6,233
China Yongda Automobiles Services Holdings Ltd.	6,000	5,332
China Yurun Food Group Ltd.[a,b]	16,000	9,417
China ZhengTong Auto Services Holdings Ltd.[b]	13,000	7,936
CIMC Enric Holdings Ltd.	8,000	12,858
CITIC Resources Holdings Ltd.[b]	52,000	6,362
Comba Telecom Systems Holdings Ltd.[a,b]	15,000	5,139
Coolpad Group Ltd.	24,000	12,951
Cosco International Holdings Ltd.	16,000	6,429
CSPC Pharmaceutical Group Ltd.	16,000	13,250
Dah Chong Hong Holdings Ltd.	6,000	3,531
Daphne International Holdings Ltd.[a]	8,000	4,101
Digital China Holdings Ltd.	10,000	9,801
Dongyue Group Ltd.	20,000	7,083
Fantasia Holdings Group Co. Ltd.	36,000	6,074
First Tractor Co. Ltd. Class H	8,000	5,254
Freetech Road Recycling Technology Holdings Ltd.[b]	8,000	3,091
Fufeng Group Ltd.	13,600	5,290

CONSOLIDATED SCHEDULES OF INVESTMENTS	19

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL-CAP ETF

January 31, 2014

Security	Shares	Value

Glorious Property Holdings Ltd.[b]	32,000	$5,151
Golden Meditech Holdings Ltd.	52,000	4,688
Goldlion Holdings Ltd.[a]	14,000	6,563
Greenland Hong Kong Holdings Ltd.	6,000	3,323
Guangdong Land Holdings Ltd.	16,000	3,050
Guangzhou Shipyard International Co. Ltd. Class H	4,000	8,582
Harbin Electric Co. Ltd. Class H	8,000	4,441
HC International Inc.[b]	4,000	9,025
Henderson Investment Ltd.	102,000	8,144
Hengdeli Holdings Ltd.	26,400	5,610
Hidili Industry International Development Ltd.[a,b]	30,000	3,786
Hisense Kelon Electrical Holdings Co. Ltd. Class Hb	4,000	6,717
HKC (Holdings) Ltd.[b]	158,000	5,046
Honghua Group Ltd.[a]	18,000	5,100
Hopewell Highway Infrastructure Ltd.	11,000	5,128
Hopson Development Holdings Ltd.[b]	8,000	7,439
Hosa International Ltd.	12,000	3,245
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	42,240	9,901
Huabao International Holdings Ltd.	24,000	12,178
Hunan Nonferrous Metal Corp. Ltd. Class Hb	36,000	11,266
Interchina Holdings Co. Ltd.[b]	100,000	6,311
Ju Teng International Holdings Ltd.	8,000	5,327
Kai Yuan Holdings Ltd.[b]	240,000	5,656
Kaisa Group Holdings Ltd.[b]	20,000	5,950
Kingboard Laminates Holdings Ltd.	16,000	5,955
Kingdee International Software Group Co. Ltd.[b]	28,000	10,566
Kingsoft Corp. Ltd.	8,000	26,221
KWG Property Holdings Ltd.	15,000	7,804
Li Ning Co. Ltd.[b]	13,000	10,414
Lianhua Supermarket Holdings Co. Ltd. Class H	8,000	4,667
Lijun International Pharmaceutical (Holding) Co. Ltd.	24,000	7,789
Lonking Holdings Ltd.[b]	22,000	4,420
Magic Holdings International Ltd.	6,000	4,814
Maoye International Holdings Ltd.	14,000	2,128
Minth Group Ltd.	8,000	15,557
NetDragon Websoft Inc.	3,000	6,120
New City Development Group Ltd.[b]	40,000	3,091

Security	Shares	Value

New Environmental Energy Holdings Ltd.[b]	32,000	$2,802
New World Department Store China Ltd.[a]	12,000	6,089
North Mining Shares Co. Ltd.[b]	120,000	5,023
NVC Lighting Holdings Ltd.	22,000	5,723
Pacific Online Ltd.	14,000	9,376
Parkson Retail Group Ltd.	9,000	2,747
Phoenix Satellite Television Holdings Ltd.	20,000	7,315
Ports Design Ltd.	8,000	5,749
Qingling Motors Co. Ltd. Class H	28,000	7,789
Real Nutriceutical Group Ltd.	16,000	3,441
Renhe Commercial Holdings Co. Ltd.[b]	148,000	7,338
REXLot Holdings Ltd.	100,000	15,712
Road King Infrastructure Ltd.	10,000	9,157
Sany Heavy Equipment International Holdings Co. Ltd.	18,000	4,683
Semiconductor Manufacturing International Corp.[b]	254,000	25,842
Shanghai Industrial Urban Development Group Ltd.[b]	12,000	2,612
Shanghai Youngsun Investment Co. Ltd. Class Bb	4,800	5,616
Shenguan Holdings Group Ltd.	12,000	5,332
Shenzhen Expressway Co. Ltd. Class H	20,000	8,860
Shenzhen International Holdings Ltd.	115,000	14,959
Shenzhen Investment Ltd.	36,000	12,889
Shunfeng Photovoltaic International Ltd.[b]	8,000	6,223
Sino Oil And Gas Holdings Ltd.[b]	140,000	3,660
Sinofert Holdings Ltd.	32,000	4,698
Sinolink Worldwide Holdings Ltd.[b]	68,000	6,393
Sinopec Kantons Holdings Ltd.	12,000	13,863
Sinotrans Ltd. Class H	26,000	10,748
Sinotrans Shipping Ltd.	30,000	9,852
Sinotruk (Hong Kong) Ltd.	7,000	3,588
Skyworth Digital Holdings Ltd.	20,000	10,947
Springland International Holdings	8,000	3,709
SRE Group Ltd.[b]	136,000	4,098
Sunac China Holdings Ltd.	18,000	10,849
Sunny Optical Technology Group Co Ltd.	8,000	6,542
TCC International Holdings Ltd.	8,000	3,998
TCL Communication Technology Holdings Ltd.[b]	6,000	6,475

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL-CAP ETF

January 31, 2014

Security	Shares	Value

Tech Pro Technology Development Ltd.[b]	20,000	$9,736
Texhong Textile Group Ltd.	4,000	4,466
Tianjin Port Development Holdings Ltd.[a]	28,000	4,039
Tianneng Power International Ltd.	12,000	5,316
Tibet 5100 Water Resources Holdings Ltd.	24,000	10,447
Tong Ren Tang Technologies Co. Ltd. Class H	4,000	13,729
Travelsky Technology Ltd. Class H	12,000	12,595
Trony Solar Holdings Co. Ltd.[b,c]	94,000	4,957
Vinda International Holdings Ltd.[a]	2,000	3,158
VODone Ltd.[a,b]	72,000	13,538
Wasion Group Holdings Ltd.	8,000	4,822
West China Cement Ltd.	40,000	4,688
Wisdom Holdings Group[b]	6,000	4,327
Wison Engineering Services Co. Ltd.[c]	16,000	3,672
Xiamen International Port Co. Ltd. Class H	64,000	8,490
Xinchen China Power Holdings Ltd.[b]	6,000	3,639
Xingda International Holdings Ltd.	12,000	6,537
Xinhua Winshare Publishing and Media Co. Ltd. Class H	14,000	7,915
XTEP International Holdings Ltd.	15,000	7,553
Yanchang Petroleum International Ltd.[b]	65,000	3,558
Yashili International Holdings Ltd.	10,000	5,254
Yuexiu Real Estate Investment Trust	18,000	8,461
Yuexiu Transport Infrastructure Ltd.	8,000	3,956

		1,123,312
HONG KONG — 11.28%
Brightoil Petroleum (Holdings) Ltd.[b]	34,000	9,195
Cafe de Coral Holdings Ltd.	4,000	12,260
Champion REIT	32,000	13,600
ChinaVision Media Group Ltd.[b]	60,000	2,434
Chow Sang Sang Holdings International Ltd.	4,000	10,741
CIFI Holdings Group Co. Ltd.	16,000	3,297
CSI Properties Ltd.	146,000	5,453
CST Mining Group Ltd.[b]	464,000	3,645
Dah Sing Banking Group Ltd.	5,600	8,121
Dah Sing Financial Holdings Ltd.	1,600	7,686
Emperor Watch & Jewellery Ltd.	40,000	2,627
Esprit Holdings Ltd.[b]	21,200	39,971
EVA Precision Industrial Holdings Ltd.	20,000	2,498
FIH Mobile Ltd.[b]	26,000	12,958
G-Resources Group Ltd.[b]	302,400	7,711

Security	Shares	Value

Giordano International Ltd.	16,000	$11,498
Great Eagle Holdings Ltd.	2,000	6,555
Hilong Holding Ltd.	8,000	6,120
HKR International Ltd.	16,000	7,377
Hutchison Telecommunications Hong Kong Holdings Ltd.	20,000	7,341
Johnson Electric Holdings Ltd.	19,000	16,982
K. Wah International Holdings Ltd.	16,000	12,487
Kowloon Development Co. Ltd.	4,000	4,652
Luk Fook Holdings International Ltd.	4,000	12,956
Macau Legend Development Ltd.[b]	14,000	13,432
Man Wah Holdings Ltd.	3,200	5,852
Melco International Development Ltd.	10,000	36,382
Midland Holdings Ltd.	12,000	5,502
Newocean Energy Holdings Ltd.	12,000	10,231
Orient Overseas International Ltd.	3,000	12,518
Pacific Basin Shipping Ltd.	20,000	12,363
Pacific Textile Holdings Ltd.	8,000	11,354
Pico Far East Holdings Ltd.	16,000	4,595
Playmates Toys Ltd.[b]	8,000	3,802
Prosperity REIT	26,000	7,434
Regal Hotels International Holdings Ltd.	4,000	2,091
Regal REIT	24,000	6,429
Sa Sa International Holdings Ltd.	12,000	11,483
Shun Tak Holdings Ltd.	20,000	11,591
Silver Base Group Holdings Ltd.[a,b]	12,525	1,565
Singamas Container Holdings Ltd.[a]	28,000	6,347
Sinopoly Battery Ltd.[b]	80,000	3,400
SITC International Holdings Co. Ltd.	12,000	5,332
SmarTone Telecommunications Holding Ltd.[a]	4,000	4,404
SOCAM Development Ltd.	4,000	3,864
SPT Energy Group Inc.	8,000	5,471
Stella International Holdings Ltd.	5,000	11,771
Sunlight REIT[a]	18,000	6,560
Techtronic Industries Co. Ltd.	15,000	38,732
Television Broadcasts Ltd.	3,808	23,810
Texwinca Holdings Ltd.	8,000	7,676
Towngas China Co. Ltd.	12,000	14,017
Trinity Ltd.	12,000	3,446
Truly International Holdings Ltd.	20,000	11,050
Tsui Wah Holdings Ltd.	4,000	2,426
Value Partners Group Ltd.	8,000	5,203
VTech Holdings Ltd.	2,000	24,186
Wing Hang Bank Ltd.	2,000	28,488

CONSOLIDATED SCHEDULES OF INVESTMENTS	21

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL-CAP ETF

January 31, 2014

Security	Shares	Value

Xinyi Glass Holdings Co. Ltd.	24,000	$19,534
Xinyi Solar Holdings Ltd.[b]	24,000	5,038
Yip’s Chemical Holdings Ltd.	8,000	6,481

		622,025
INDIA — 5.27%
Amtek Auto Ltd.	3,778	3,904
Arvind Ltd.	2,920	6,914
Ashok Leyland Ltd.	18,280	4,799
Aurobindo Pharma Ltd.	1,528	11,500
Bajaj Finance Ltd.	350	8,553
Bata India Ltd.	378	5,738
Berger Paints India Ltd.	846	2,745
Bharat Forge Ltd.	1,152	6,376
Biocon Ltd.	1,272	8,857
Britannia Industries Ltd.	672	9,466
Century Textiles & Industries Ltd.	1,068	5,047
CESC Ltd.	1,144	7,994
Chambal Fertilizers & Chemicals Ltd.	5,078	3,145
eClerx Services Ltd.	156	3,035
Eicher Motors Ltd.	64	4,746
Gateway Distriparks Ltd.	2,662	5,334
GMR Infrastructure Ltd.	9,512	3,082
Godrej Industries Ltd.	1,550	6,741
Gujarat Gas Co. Ltd.	1,134	4,396
Hathway Cable & Datacom Ltd.[b]	712	2,898
Havells India Ltd.	936	11,633
Hexaware Technologies Ltd.	2,912	6,270
Housing Development & Infrastructure Ltd.[b]	4,994	3,368
IFCI Ltd.	13,038	4,744
Indiabulls Housing Finance Ltd.	2,614	8,607
Indiabulls Real Estate Ltd.	4,430	3,804
Indian Hotels Co. Ltd.	6,606	6,110
Indraprastha Gas Ltd.	1,398	5,527
Jammu & Kashmir Bank Ltd.	494	10,929
Jindal Saw Ltd.	2,842	2,338
Just Dial Ltd.[b]	246	5,577
Kailash Auto Finance Ltd.[b]	4,800	2,946
Karnataka Bank Ltd.	2,492	3,804
Lanco Infratech Ltd.[b]	20,352	2,339
Maharashtra Seamless Ltd.	2,104	5,610
Manappuram Finance Ltd.	9,732	3,068
MAX India Ltd.	2,424	7,349
McLeod Russel India Ltd.	1,074	4,407
MindTree Ltd.	472	10,771

Security	Shares	Value

Rajesh Exports Ltd.	2,792	$3,485
Raymond Ltd.	978	4,225
Redington India Ltd.	4,453	4,641
Shree Renuka Sugars Ltd.	10,962	3,245
Tata Global Beverages Ltd.	5,458	12,283
Thermax Ltd.	710	7,181
Torrent Pharmaceuticals Ltd.	952	8,192
TV18 Broadcast Ltd.[b]	9,536	3,074
Unitech Ltd.[b]	13,642	2,743
UPL Ltd.	3,816	11,517
Voltas Ltd.	3,030	5,131

		290,188
INDONESIA — 3.61%
PT ACE Hardware Indonesia Tbk	88,000	5,477
PT Agis Tbk[b]	94,000	3,395
PT AKR Corporindo Tbk	20,000	7,207
PT Alam Sutera Realty Tbk	132,000	5,513
PT Aneka Tambang (Persero) Tbk	43,000	3,627
PT Arwana Citramulia Tbk	80,000	4,914
PT Bank Bukopin Tbk	90,000	4,459
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	59,000	4,421
PT Bank Tabungan Negara (Persero) Tbk	51,263	3,779
PT Benakat Integra Tbk[b]	331,000	2,901
PT Borneo Lumbung Energi & Metal Tbk[b]	83,000	1,081
PT Bumi Resources Minerals Tbk[b]	161,000	2,993
PT Bumi Resources Tbk[b]	144,000	3,621
PT BW Plantation Tbk	40,000	4,128
PT Ciputra Development Tbk	140,000	9,803
PT Ciputra Property Tbk	47,000	2,598
PT Citra Marga Nusaphala Persada Tbk[b]	29,000	7,862
PT Energi Mega Persada Tbk[b]	622,000	3,617
PT Erajaya Swasembada Tbk[b]	21,000	2,064
PT Gajah Tunggal Tbk	24,000	3,705
PT Garuda Indonesia (Persero) Tbk[b]	91,000	3,600
PT Indika Energy Tbk	38,000	1,681
PT Japfa Comfeed Indonesia Tbk	65,000	7,400
PT Kawasan Industri Jababeka Tbk	315,778	5,276
PT Lippo Cikarang Tbk[b]	6,000	2,740
PT Medco Energi Internasional Tbk	35,000	6,808
PT Mitra Adiperkasa Tbk	10,000	4,464
PT MNC Investama Tbk	322,000	7,911
PT MNC Sky Vision Tbk	21,000	3,302

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL-CAP ETF

January 31, 2014

Security	Shares	Value

PT Modernland Realty Tbk[b]	130,912	$4,160
PT Nippon Indosari Corpindo Tbk	35,000	3,024
PT Pakuwon Jati Tbk	256,000	6,437
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	38,000	5,151
PT Ramayana Lestari Sentosa Tbk	56,000	5,825
PT Salim Ivomas Pratama Tbk	44,000	2,613
PT Sentul City Tbk[b]	300,000	3,808
PT Sugih Energy Tbk[b]	144,000	5,248
PT Summarecon Agung Tbk	118,000	9,229
PT Surya Semesta Internusa Tbk	49,292	2,705
PT Timah (Persero) Tbk	45,000	4,717
PT Trada Maritime Tbk[b]	72,000	9,730
PT Wijaya Karya (Persero) Tbk	39,000	6,228

		199,222
MALAYSIA — 5.25%
AEON Credit Service (M) Bhd	1,660	6,449
BIMB Holdings Bhd	3,600	4,615
Bursa Malaysia Bhd	2,000	4,650
CapitaMalls Malaysia Trust Bhd	11,600	4,818
Carlsberg Brewery Malaysia Bhd	1,600	5,460
DRB-Hicom Bhd	9,200	7,423
Eastern & Oriental Bhd	6,800	3,922
Hai-O Enterprise Bhd	9,200	6,955
HAP Seng Consolidated Bhd	11,600	9,532
Hartalega Holdings Bhd	4,200	8,911
IGB Corp. Bhd	8,800	7,021
IGB Real Estate Investment Trust	18,000	6,508
IJM Land Bhd	8,000	5,929
Kian Joo Can Factory Bhd	7,200	6,777
KNM Group Bhd[b]	28,200	5,182
Kossan Rubber Industries Bhd	8,200	10,365
KPJ Healthcare Bhd	9,000	9,036
Magnum Bhd	9,800	8,961
Mah Sing Group Bhd	7,200	4,432
Malaysia Building Society Bhd	12,300	7,902
Malaysian Airline System Bhd[b]	64,600	5,791
Malaysian Resources Corp. Bhd	25,200	11,521
Media Prima Bhd	10,200	7,285
Naim Holdings Bhd	5,800	6,066
OSK Holdings Bhd	13,000	6,254
Pavilion Real Estate Investment Trust Bhd	15,400	5,752
Perisai Petroleum Teknologi Bhd[b]	7,200	3,593
POS Malaysia Bhd	6,000	10,022

Security	Shares	Value

QL Resources Bhd	5,800	$6,933
Sarawak Oil Palms Bhd	2,800	5,506
Scomi Group Bhd[b]	32,200	3,560
Sunway Bhd	11,733	9,466
Sunway Real Estate Investment Trust Bhd	20,000	7,650
Supermax Corp. Bhd	9,400	8,202
TA Enterprise Bhd	35,800	7,970
TAN Chong Motor Holdings Bhd	4,200	7,154
TIME dotCom Bhd[b]	6,000	6,365
Top Glove Corp. Bhd	4,200	6,890
TSH Resources Bhd	7,800	6,550
Uchi Technologies Bhd	16,600	6,746
Wah Seong Corp. Bhd	10,494	6,052
WCT Holdings Bhd	14,875	9,246

		289,422
PHILIPPINES — 1.20%
Belle Corp.[b]	56,000	6,623
Cebu Air Inc.	4,300	4,697
Cosco Capital Inc.[b]	22,200	3,894
Filinvest Land Inc.	198,000	5,723
First Gen Corp.	13,600	4,681
First Philippine Holdings Corp.	1,440	2,024
Lopez Holdings Corp.	50,000	4,777
Manila Water Co. Inc.	9,400	4,771
Melco Crown Philippines Resorts Corp.[b]	16,600	5,055
Nickel Asia Corp.	13,650	5,211
Philex Petroleum Corp.[b]	8,000	1,421
Philippine National Bank[b]	4,199	7,857
PhilWeb Corp.	15,000	2,615
Vista Land & Lifescapes Inc.	60,000	6,884

		66,233
SINGAPORE — 8.76%
AIMS AMP Capital Industrial REIT	8,000	9,044
ARA Asset Management Ltd.[a]	6,600	8,778
Ascendas India Trust	10,000	5,359
Ascott Residence Trust	7,200	6,675
Asian Pay Television Trust	16,000	9,576
Biosensors International Group Ltd.	8,000	5,414
Blumont Group Ltd.[a,b]	18,000	1,084
Boustead Singapore Ltd.	8,000	10,358
Cache Logistics Trust	10,000	8,567
Cambridge Industrial Trust	20,000	10,796
CapitaRetail China Trust	6,360	6,568
CDL Hospitality Trusts	8,000	10,045

CONSOLIDATED SCHEDULES OF INVESTMENTS	23

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL-CAP ETF

January 31, 2014

Security	Shares	Value

COSCO Corp. (Singapore) Ltd.[a]	8,000	$4,381
CSE Global Ltd.	10,000	4,929
Ezion Holdings Ltd.	12,000	21,124
Ezra Holdings Ltd.[a,b]	8,000	6,040
First REIT	10,000	8,136
First Resources Ltd.	8,000	12,455
Frasers Centrepoint Trust	6,000	7,980
Frasers Commercial Trust	10,000	9,779
GMG Global Ltd.	62,000	4,705
Hyflux Ltd.	6,000	5,398
Indofood Agri Resources Ltd.	6,000	3,615
K-Green Trust	4,000	3,145
Keppel REIT Management Ltd.	16,000	14,082
KrisEnergy Ltd.[b]	6,000	3,122
Lippo Malls Indonesia Retail Trust	22,000	7,057
M1 Ltd.	4,000	10,515
Mapletree Commercial Trust	12,000	10,937
Mapletree Greater China Commercial Trust	18,000	11,477
Mapletree Industrial Trust	12,000	12,299
Mapletree Logistics Trust	16,000	12,580
Midas Holdings Ltd.	22,000	7,917
Neptune Orient Lines Ltd.[b]	10,000	7,902
OSIM International Ltd.[a]	2,000	3,708
OUE Ltd.	4,000	7,448
Parkway Life REIT	4,000	7,073
Perennial China Retail Trust	16,000	6,760
Raffles Education Corp. Ltd.[b]	26,200	5,637
Raffles Medical Group Ltd.	4,000	9,388
Sabana Shari’ah Compliant Industrial REIT	10,000	8,293
SATS Ltd.	8,000	19,590
Singapore Post Ltd.	16,000	16,711
SMRT Corp. Ltd.	8,000	7,166
Stamford Land Corp. Ltd.	14,000	6,353
Starhill Global REIT	16,000	9,576
Suntec REIT	24,000	30,230
Super Group Ltd.	4,000	11,641
Tat Hong Holdings Ltd.	4,000	2,566
Tiger Airways Holdings Ltd.[b]	14,400	4,788
United Engineers Ltd.	4,000	5,445
Vard Holdings Ltd.[b]	6,000	3,849
Venture Corp. Ltd.	2,000	11,579
Wheelock Properties (Singapore) Ltd.	2,000	2,464
Wing Tai Holdings Ltd.	6,000	8,121

Security	Shares	Value

Yanlord Land Group Ltd.	8,000	$7,010
Yoma Strategic Holdings Ltd.	10,000	5,711

		482,946
SOUTH KOREA — 17.77%
3S Korea Co. Ltd.[b]	524	2,063
Able C&C Co. Ltd.	123	3,085
Ahnlab Inc.	102	5,937
Asiana Airlines Inc.[b]	1,280	6,482
Binggrae Co. Ltd.	80	6,764
Capro Corp.	480	2,516
Chabio & Diostech Co. Ltd.[b]	772	8,367
Chong Kun Dang Pharmaceutical Corp.[b]	129	8,364
Chongkundang Holdings Corp.[b]	50	2,121
CJ CGV Co. Ltd.	260	11,805
CJ E&M Corp.[b]	246	7,780
CJ O Shopping Co. Ltd.	40	15,057
CNK International Co. Ltd.[b]	1,074	3,412
Com2uS Corp.[b]	100	2,168
Cosmax Inc.	180	9,216
CTCBIO Inc.[b]	236	4,079
Daeduck Electronics Co.	660	4,791
Daesang Corp.	280	9,261
Daewoong Pharmaceutical Co. Ltd.	38	2,634
Daishin Securities Co. Ltd.	840	5,964
Daou Technology Inc.	520	7,676
Daum Communications Corp.	150	11,211
Dong-A Socio Holdings Co. Ltd.	62	7,385
Dong-A ST Co. Ltd.[b]	66	7,122
Dongsuh Companies Inc.	729	11,068
Dongwon Industries Co. Ltd.	16	4,440
Dongyang Mechatronics Corp.	540	5,323
Doosan Engine Co. Ltd.[a,b]	680	5,140
Duksan Hi-Metal Co. Ltd.[b]	194	3,235
EO Technics Co. Ltd.	204	8,729
Eugene Technology Co. Ltd.	148	2,600
Fila Korea Ltd.	128	9,974
Foosung Co. Ltd.[b]	1,100	3,468
Gamevil Inc.[b]	70	2,953
GemVax & Kael Co. Ltd.[b]	280	3,571
Grand Korea Leisure Co. Ltd.	400	15,509
Green Cross Corp.	72	8,812
Green Cross Holdings Corp.	520	6,461
GS Home Shopping Inc.	32	8,293
Hana Tour Service Inc.	160	10,688
Hanall Biopharma Co. Ltd.[b]	600	2,242

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL-CAP ETF

January 31, 2014

Security	Shares	Value

Hancom Inc.	370	$8,003
Handsome Co. Ltd.	260	6,984
Hanil E-Wha Co. Ltd.	360	5,600
Hanjin Heavy Industries & Construction Co. Ltd.[b]	680	8,545
Hanjin Shipping Co. Ltd.[b]	1,140	6,912
Hankook Tire Worldwide Co. Ltd.	180	3,565
Hanmi Pharm Co. Ltd.[b]	96	12,601
Hansol Paper Co.	780	8,854
Hanssem Co. Ltd.	80	3,924
Hotel Shilla Co. Ltd.	424	30,898
Huchems Fine Chemical Corp.	340	7,322
Hyundai Corp.	220	6,793
Hyundai Greenfood Co. Ltd.	580	9,781
Hyundai Home Shopping Network Corp.	60	10,174
ICD Co. Ltd.[b]	440	4,584
Ilyang Pharmaceutical Co. Ltd.	280	6,710
iMarketKorea Inc.	280	7,626
Interflex Co. Ltd.[b]	117	2,263
ISU Chemical Co. Ltd.	320	3,677
IsuPetasys Co. Ltd.	760	4,225
JB Financial Group Co. Ltd.[b]	1,364	8,857
JoyCity Corp.	186	3,771
Jusung Engineering Co. Ltd.[a,b]	1,212	5,877
KEPCO Plant Service & Engineering Co. Ltd.	160	8,401
KIWOOM Securities Co. Ltd.	172	8,774
Koh Young Technology Inc.	120	3,268
Kolao Holdings	360	7,551
Kolon Industries Inc.	208	9,755
Komipharm International Co. Ltd.[b]	726	5,202
Korea Kolmar Co. Ltd.	220	5,858
Korea Petrochemical Industrial Co. Ltd.[b]	89	6,319
Korean Reinsurance Co.	999	10,547
KT Skylife Co. Ltd.	280	7,338
Kumho Tire Co. Inc.[b]	740	9,575
Kyobo Securities Co. Ltd.	1,180	5,181
LG Fashion Corp.	260	7,117
LG Hausys Ltd.	106	15,449
LG International Corp.	380	10,562
LG Life Sciences Ltd.[b]	180	6,903
LIG Insurance Co. Ltd.	500	14,691
Lock & Lock Co. Ltd.	280	5,807
Lotte Chilsung Beverage Co. Ltd.	8	12,108
Lotte Food Co. Ltd.	8	5,890

Security	Shares	Value

Lumens Co. Ltd.[b]	640	$6,697
Mando Corp.	152	17,325
Medipost Co. Ltd.[b]	100	5,736
Medy-Tox Inc.	62	9,963
MegaStudy Co. Ltd.	52	4,105
Melfas Inc.	172	1,486
Meritz Fire & Marine Insurance Co. Ltd.	620	8,718
Namhae Chemical Corp.	740	5,158
Namyang Dairy Products Co. Ltd.	10	8,166
Neowiz Games Corp.[b]	264	4,181
NEPES Corp.	402	3,080
Nexen Tire Corp.	460	6,361
NongShim Co. Ltd.	42	10,732
OCI Materials Co. Ltd.	148	4,245
Osstem Implant Co. Ltd.[b]	270	6,899
Ottogi Corp.	22	8,098
Paradise Co. Ltd.	496	12,882
Partron Co. Ltd.	599	7,667
Pharmicell Co. Ltd.[b]	960	3,256
Poongsan Corp.	260	6,389
POSCO Chemtech Co. Ltd.	46	5,514
POSCO ICT Co. Ltd.	1,074	7,706
S&T Dynamics Co. Ltd.	560	6,278
S.M. Entertainment Co.[b]	200	8,567
Samchully Co. Ltd.	34	3,859
Samsung Fine Chemicals Co. Ltd.	234	8,942
Sapphire Technology Co. Ltd.[b]	84	3,116
SeAH Besteel Corp.	200	4,419
Seegene Inc.[b]	130	7,287
Seoul Semiconductor Co. Ltd.	412	17,899
SFA Engineering Corp.	142	6,010
Silicon Works Co. Ltd.	232	4,953
SK Broadband Co. Ltd.[b]	2,154	9,539
SK Chemicals Co. Ltd.	176	9,636
SK Securities Co. Ltd.[b]	5,420	3,610
SKC Co. Ltd.	260	7,542
SL Corp.	160	2,586
Soulbrain Co. Ltd.	190	7,313
STS Semiconductor & Telecommunications Co. Ltd.[b]	492	1,731
STX Offshore & Shipbuilding Co. Ltd.[b]	240	1,231
Sung Kwang Bend Co. Ltd.	284	6,089
Sungwoo Hitech Co. Ltd.	504	7,322
Suprema Inc.[b]	392	9,449
Taewoong Co. Ltd.[b]	178	4,399

CONSOLIDATED SCHEDULES OF INVESTMENTS	25

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL-CAP ETF

January 31, 2014

Security	Shares	Value

Taihan Electric Wire Co. Ltd.[a,b]	1,540	$2,957
Tera Resource Co. Ltd.[b]	6,536	324
TK Corp.[b]	253	4,668
TONGYANG Life Insurance Co.	680	6,893
TONGYANG Securities Inc.	1,760	3,864
ViroMed Co. Ltd.[b]	166	7,243
WeMade Entertainment Co. Ltd.[b]	120	4,765
Wonik IPS Co. Ltd.[b]	816	7,563
Woongjin Chemical Co. Ltd.[b]	472	4,674
Woongjin Thinkbig Co. Ltd.[b]	740	4,805
YG Entertainment Inc.	112	6,278
Youngone Corp.	280	10,085
Youngone Holdings Co. Ltd.	112	7,639

		979,507
TAIWAN — 22.06%
A-DATA Technology Co. Ltd.	4,000	8,978
Ability Enterprise Co. Ltd.	8,000	5,096
AcBel Polytech Inc.	10,000	10,397
Airtac International Group	2,000	18,153
ALI Corp.	6,000	6,129
Alpha Networks Inc.	10,000	8,136
Altek Corp.	12,000	11,328
Ambassador Hotel Ltd. (The)	6,000	5,822
AmTRAN Technology Co. Ltd.	10,000	6,436
Apex Biotechnology Corp.	2,100	4,658
Ardentec Corp.	10,100	8,334
Asia Polymer Corp.	4,600	3,925
BES Engineering Corp.	26,000	7,346
Career Technology (MFG.) Co. Ltd.	6,000	6,278
CHC Resources Corp.	4,000	8,964
Cheng Loong Corp.	18,000	8,466
Chin-Poon Industrial Co. Ltd.	6,000	9,981
China Bills Finance Corp.	18,000	6,951
China Man-Made Fibers Corp.[b]	18,000	7,278
China Metal Products Co. Ltd.	4,160	5,101
China Steel Chemical Corp.	2,000	11,090
China Synthetic Rubber Corp.	8,000	7,393
Chipbond Technology Corp.	6,000	9,357
Chong Hong Construction Co.	2,000	5,400
Chroma ATE Inc.	4,000	8,582
Chung Hsin Electric & Machinery Manufacturing Corp.	16,000	10,588
Chung Hung Steel Corp.[b]	26,000	7,337
CMC Magnetics Corp.[b]	38,000	6,070
Compeq Manufacturing Co. Ltd.	16,000	8,925

Security	Shares	Value

Coretronic Corp.	8,000	$7,420
CSBC Corp. Taiwan	10,000	6,436
CyberTAN Technology Inc.	6,000	6,278
D-Link Corp.	10,000	6,354
Depo Auto Parts Industrial Co. Ltd.	2,000	7,591
Dynapack International Technology Corp.	2,000	5,400
E Ink Holdings Inc.[b]	8,000	4,278
E-LIFE MALL Corp.	4,000	8,238
Elan Microelectronics Corp.	4,000	6,944
Evergreen International Storage & Transport Corp.	12,000	8,060
Everlight Electronics Co. Ltd.	4,000	9,532
Far Eastern International Bank Ltd.	19,391	7,584
Faraday Technology Corp.	6,000	7,545
Feng Tay Enterprise Co. Ltd.	4,160	9,405
Firich Enterprises Co. Ltd.	2,000	8,053
FLEXium Interconnect Inc.	2,355	7,081
Forhouse Corp.	12,000	4,555
Formosa Epitaxy Inc.[b]	10,000	6,007
Formosan Rubber Group Inc.	10,000	9,209
G Tech Optoelectronics Corp.	2,000	2,541
Gemtek Technology Corp.	6,000	5,852
Genesis Photonics Inc.[b]	8,000	4,172
Gigabyte Technology Co. Ltd.	8,000	10,509
Gigastorage Corp.[b]	8,000	9,228
Gintech Energy Corp.[b]	8,000	8,159
Global Unichip Corp.	2,000	4,971
Gloria Material Technology Corp.	8,400	6,197
Goldsun Development & Construction Co. Ltd.	20,000	8,020
Grand Pacific Petrochemical Corp.	14,000	10,166
Great Taipei Gas Co. Ltd.	10,000	7,624
Great Wall Enterprise Co. Ltd.	8,000	6,918
HannStar Display Corp.[b]	28,500	9,830
HannsTouch Solution Inc.[b]	16,000	4,822
Hey Song Corp.	4,500	4,723
Ho Tung Chemical Corp.	13,356	6,260
Holy Stone Enterprise Co. Ltd.	5,600	7,782
Huaku Development Co. Ltd.	2,000	4,918
Ichia Technologies Inc.	12,000	7,090
IEI Integration Corp.	4,830	8,370
Infortrend Technology Inc.	10,000	6,189
Integrated Memory Logic Ltd.	2,000	4,390
ITEQ Corp.	6,000	6,327
Jih Sun Financial Holdings Co. Ltd.	25,254	7,368

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL-CAP ETF

January 31, 2014

Security	Shares	Value

Kenda Rubber Industrial Co. Ltd.	6,240	$13,470
Kerry TJ Logistics Co. Ltd.	4,000	5,637
King Yuan Electronics Co. Ltd.	14,000	9,704
King’s Town Bank	10,000	9,753
Kingdom Construction Co.	6,000	6,100
Kinpo Electronics Inc.	20,000	7,459
Lien Hwa Industrial Corp.	10,000	6,354
Macronix International Co. Ltd.[b]	38,000	8,328
Makalot Industrial Co. Ltd.	2,000	9,803
Masterlink Securities Corp.	22,000	7,552
Medigen Biotechnology Corp.[b]	346	2,307
Mercuries & Associates Ltd.	8,640	5,718
Merry Electronics Co. Ltd.	2,000	11,585
Micro-Star International Co. Ltd.	14,000	12,245
Microbio Co. Ltd.[b]	7,378	7,427
MIN AIK Technology Co. Ltd.	2,000	11,420
Mitac Holdings Corp.[b]	10,000	8,697
Motech Industries Inc.[b]	2,000	3,538
National Petroleum Co. Ltd.	6,000	5,783
Neo Solar Power Corp.[b]	13,975	16,375
Nien Hsing Textile Co. Ltd.	5,235	5,192
Pan-International Industrial Corp.	8,080	6,161
Pixart Imaging Inc.	2,000	3,353
President Securities Corp.	12,000	6,971
Prince Housing & Development Corp.	11,550	6,080
Qisda Corp.[b]	30,000	8,001
Radium Life Tech Co. Ltd.	6,119	4,686
Rechi Precision Co. Ltd.	8,240	8,649
Ritek Corp.[b]	46,000	7,834
Sanyang Industry Co. Ltd.	8,000	12,371
Senao International Co. Ltd.	2,000	5,862
Sheng Yu Steel Co. Ltd.	6,000	4,703
Shih Wei Navigation Co. Ltd.	8,323	5,714
Shihlin Electric & Engineering Corp.	6,000	7,486
Shin Zu Shing Co. Ltd.	2,000	4,885
Shinkong Synthetic Fibers Corp.	20,000	6,568
Silicon Integrated Systems Corp.[b]	18,000	5,317
Silitech Technology Corp.	4,080	5,030
Sincere Navigation Corp.	8,000	7,248
Sino-American Silicon Products Inc.[b]	6,000	10,991
Solar Applied Materials Technology Corp.	6,000	5,347
Ta Chen Stainless Pipe Co. Ltd.	15,400	7,142
Ta Chong Bank Ltd.[b]	21,300	7,417
Taichung Commercial Bank Co. Ltd.	24,356	8,762
Tainan Spinning Co. Ltd.	14,210	9,568

Security	Shares	Value

Taiwan Cogeneration Corp.	10,000	$6,024
Taiwan Hon Chuan Enterprise Co. Ltd.	4,000	8,397
Taiwan Land Development Corp.[b]	20,492	7,643
Taiwan Paiho Ltd.	6,000	6,228
Taiwan Secom Co. Ltd.	4,000	10,126
Taiwan Surface Mounting Technology Co. Ltd.	4,200	6,210
Taiwan TEA Corp.[b]	12,000	10,872
Taiwan-Sogo Shinkong Security Corp.	8,000	10,377
Tatung Co. Ltd.[b]	22,000	6,281
Test-Rite International Co. Ltd.	10,000	7,426
Ton Yi Industrial Corp.	12,000	11,882
Tong Hsing Electronic Industries Ltd.	2,000	10,265
Tong Yang Industry Co. Ltd.	6,200	8,411
Topco Technologies Corp.	4,000	9,519
TTY Biopharm Co. Ltd.	2,178	6,470
Tung Ho Steel Enterprise Corp.	8,000	6,918
TXC Corp.	4,000	4,614
Union Bank of Taiwan[b]	24,148	8,767
Unitech Printed Circuit Board Corp.[b]	20,000	7,855
Unity Opto Technology Co. Ltd.[b]	8,000	9,823
Universal Cement Corp.	10,000	9,473
UPC Technology Corp.	12,239	5,676
USI Corp.	10,000	6,997
Visual Photonics Epitaxy Co. Ltd.	6,000	5,604
Wah Lee Industrial Corp.	6,000	9,436
Waterland Financial Holdings Co. Ltd.	26,780	8,813
Wei Chuan Foods Corp.	6,000	9,516
Weikeng Industrial Co. Ltd.	14,000	10,928
Win Semiconductors Corp.	6,000	5,248
Winbond Electronics Corp.[b]	42,000	10,258
Wintek Corp.[b]	20,000	6,667
Wisdom Marine Lines Co. Ltd.	2,730	3,100
Wistron NeWeb Corp.	4,119	10,550
WT Microelectronics Co. Ltd.	6,000	7,327
Yageo Corp.[b]	18,200	7,509
YC INOX Co. Ltd.	12,000	8,714
Yem Chio Co. Ltd.	15,843	11,870
YFY Inc.	16,000	7,684
Yieh Phui Enterprise Co. Ltd.[b]	20,200	6,507
YungShin Global Holding Corp.	4,000	7,367
Yungtay Engineering Co. Ltd.	4,000	10,971
Zinwell Corp.	8,000	10,034

		1,215,845

CONSOLIDATED SCHEDULES OF INVESTMENTS	27

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL-CAP ETF

January 31, 2014

Security	Shares	Value

THAILAND — 4.00%
Amata Corp. PCL NVDR	11,000	$4,132
AP (Thailand) PCL NVDR	23,400	3,076
Bangkok Chain Hospital PCL NVDR	26,000	4,529
Bangkok Expressway PCL NVDR	6,800	6,592
Bangkok Land PCL NVDR	120,000	5,198
Bumrungrad Hospital PCL NVDR	4,600	11,705
Cal-Comp Electronics (Thailand) PCL NVDR	68,800	5,919
Central Plaza Hotel PCL NVDR	9,600	7,925
CH. Karnchang PCL NVDR	4,400	1,919
Delta Electronics (Thailand) PCL NVDR	8,000	12,845
Dynasty Ceramic PCL NVDR	3,800	5,583
Esso (Thailand) PCL NVDR	18,000	3,054
Hana Microelectronics PCL NVDR	9,400	7,062
Hemaraj Land and Development PCL NVDR	63,200	5,246
Italian-Thai Development PCL NVDR[b]	30,365	3,220
Jasmine International PCL NVDR	52,000	11,106
Khon Kaen Sugar Industry PCL NVDR	15,400	5,552
Kiatnakin Bank PCL NVDR	4,600	5,191
LPN Development PCL NVDR	11,200	4,954
Major Cineplex Group PCL NVDR	11,000	5,565
Natural Park PCL NVDR[b]	1,146,000	2,083
Pruksa Real Estate PCL NVDR	11,200	5,971
Quality Houses PCL NVDR	46,200	3,583
Samart Corp. PCL NVDR	7,000	3,096
Samart Telcoms PCL NVDR	7,000	2,757
Siam Global House PCL NVDR	7,800	3,379
Sino-Thai Engineering & Construction PCL NVDR	14,400	5,758
Sri Trang Agro-Industry PCL NVDR	5,600	2,087
STP & I PCL NVDR	8,000	4,217
Supalai PCL NVDR	10,400	5,041
Thai Airways International PCL NVDR	9,200	3,930
Thai Tap Water Supply PCL NVDR	25,200	7,367
Thai Union Frozen Products PCL NVDR	4,800	10,142
Thai Vegetable Oil PCL NVDR	7,400	4,371
Thaicom PCL NVDR	6,000	6,862
Thanachart Capital PCL NVDR	7,000	6,574
Thoresen Thai Agencies PCL NVDR[b]	11,440	6,030
Ticon Industrial Connection PCL NVDR	5,400	2,536

Security	Shares	Value

TISCO Financial Group PCL NVDR	5,280	$5,918
Univentures PCL NVDR	12,200	2,624
VGI Global Media PCL NVDR	8,736	2,249
WHA Corp. PCL NVDR	4,200	3,690

		220,638

TOTAL COMMON STOCKS
(Cost: $5,530,960)		5,489,338

SHORT-TERM INVESTMENTS — 3.48%

MONEY MARKET FUNDS — 3.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	176,316	176,316
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	9,925	9,925
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	5,303	5,303

		191,544

TOTAL SHORT-TERM INVESTMENTS
(Cost: $191,544)		191,544

TOTAL INVESTMENTS IN SECURITIES — 103.06%
(Cost: $5,722,504)		5,680,882
Other Assets, Less Liabilities — (3.06)%		(168,488)

NET ASSETS — 100.00%		$5,512,394

NVDR  —  Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to consolidated financial statements.

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA INFORMATION TECHNOLOGY ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 97.77%

CHINA — 10.47%
AAC Technologies Holdings Inc.	6,000	$25,925
GCL-Poly Energy Holdings Ltd.[a,b]	68,000	23,120
Hanergy Solar Group Ltd.[a,b]	72,000	10,200
Kingboard Chemical Holdings Co. Ltd.	4,400	9,882
Lenovo Group Ltd.	48,000	62,188
Tencent Holdings Ltd.	7,200	503,967
ZTE Corp. Class Ha	5,600	11,582

		646,864
HONG KONG — 0.30%
ASM Pacific Technology Ltd.	2,000	18,751

		18,751
INDIA — 6.62%
HCL Technologies Ltd.	1,544	36,033
Infosys Ltd.	3,288	194,226
Tata Consultancy Services Ltd.	3,348	119,751
Tech Mahindra Ltd.	520	14,831
Wipro Ltd.	4,796	44,018

		408,859
JAPAN — 32.43%
Advantest Corp.	1,200	12,920
Brother Industries Ltd.	2,000	25,710
Canon Inc.	8,000	235,799
Citizen Holdings Co. Ltd.	2,400	19,132
Dena Co. Ltd.[b]	800	15,508
FUJIFILM Holdings Corp.	3,200	94,979
Fujitsu Ltd.[a]	12,000	68,010
Gree Inc.[b]	800	7,946
GungHo Online Entertainment Inc.[a,b]	2,400	15,249
Hamamatsu Photonics K.K.	400	16,963
Hitachi High-Technologies Corp.	400	9,307
Hitachi Ltd.	36,000	279,571
Hoya Corp.	3,200	89,205
IBIDEN Co. Ltd.	800	14,920
Kakaku.com Inc.	800	15,383
Keyence Corp.	400	166,731
Konami Corp.	800	19,313
Konica Minolta Holdings Inc.	2,000	21,415
Kyocera Corp.	2,400	109,451
Murata Manufacturing Co. Ltd.	1,600	150,673
NEC Corp.	20,000	58,636
Nexon Co. Ltd.	800	7,044
Nintendo Co. Ltd.	800	95,308

Security	Shares	Value

Nippon Electric Glass Co. Ltd.	4,000	$18,277
Nomura Research Institute Ltd.	800	26,553
NTT Data Corp.	800	28,789
Omron Corp.	1,600	64,166
Oracle Corp. Japan	400	16,002
Ricoh Co. Ltd.	4,000	42,791
Rohm Co. Ltd.	800	40,634
Sumco Corp.	800	6,236
TDK Corp.	800	36,790
Tokyo Electron Ltd.	1,200	62,562
Trend Micro Inc.	800	25,023
Yahoo! Japan Corp.	10,800	61,844
Yokogawa Electric Corp.	1,600	25,212

		2,004,052
SOUTH KOREA — 21.88%
LG Display Co. Ltd.[a]	1,720	40,736
LG Innotek Co. Ltd.[a]	84	6,671
NAVER Corp.	193	121,712
NCsoft Corp.	116	21,513
NHN Entertainment Corp.[a]	89	6,427
Samsung Electro-Mechanics Co. Ltd.	440	27,419
Samsung Electronics Co. Ltd.	788	942,346
Samsung SDI Co. Ltd.	244	32,713
SK C&C Co. Ltd.	156	18,218
SK Hynix Inc.[a]	3,800	134,377

		1,352,132
TAIWAN — 26.07%
Acer Inc.[a]	20,000	11,849
Advanced Semiconductor Engineering Inc.	48,000	44,439
Advantech Co. Ltd.	4,000	24,953
ASUSTeK Computer Inc.	4,000	37,231
AU Optronics Corp.[a]	64,000	19,033
Catcher Technology Co. Ltd.	4,000	26,669
Chicony Electronics Co. Ltd.	4,030	10,309
Clevo Co.	4,000	8,252
Compal Electronics Inc.	32,000	24,028
Delta Electronics Inc.	12,000	65,946
Epistar Corp.	8,000	17,691
Foxconn Technology Co. Ltd.	8,300	18,683
Hon Hai Precision Industry Co. Ltd.	78,400	219,693
HTC Corp.	4,000	17,955
Innolux Corp.[a]	56,428	19,556
Inventec Corp.	20,000	18,450
Lite-On Technology Corp.	16,059	23,773

CONSOLIDATED SCHEDULES OF INVESTMENTS	29

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA INFORMATION TECHNOLOGY ETF

January 31, 2014

Security	Shares	Value

MediaTek Inc.	8,000	$105,751
Novatek Microelectronics Corp. Ltd.	4,000	16,041
Pegatron Corp.	12,000	15,784
Powertech Technology Inc.	8,000	11,077
Quanta Computer Inc.	20,000	49,509
Radiant Opto-Electronics Corp.	4,090	17,819
Realtek Semiconductor Corp.	4,060	11,122
Siliconware Precision Industries Co. Ltd.	24,000	29,349
Simplo Technology Co. Ltd.	4,000	18,351
Synnex Technology International Corp.	12,000	20,358
Taiwan Semiconductor Manufacturing Co. Ltd.	176,000	609,951
Unimicron Technology Corp.	12,000	9,189
United Microelectronics Corp.	100,000	40,763
Vanguard International Semiconductor Corp.	8,000	8,846
Wistron Corp.	16,600	13,752
WPG Holdings Co. Ltd.	12,000	13,981
Zhen Ding Technology Holding Ltd.	4,150	10,369

		1,610,522

TOTAL COMMON STOCKS
(Cost: $5,440,578)		6,041,180

PREFERRED STOCKS — 1.96%

SOUTH KOREA — 1.96%
Samsung Electronics Co. Ltd.	136	121,344

		121,344

TOTAL PREFERRED STOCKS
(Cost: $105,169)		121,344

SHORT-TERM INVESTMENTS — 1.17%

MONEY MARKET FUNDS — 1.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	66,719	66,719
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	3,755	3,755
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,541	1,541

		72,015

TOTAL SHORT-TERM INVESTMENTS
(Cost: $72,015)		72,015

Value

TOTAL INVESTMENTS IN SECURITIES — 100.90%
(Cost: $5,617,762)	$6,234,539
Other Assets, Less Liabilities — (0.90)%	(55,511)

NET ASSETS — 100.00%	$6,179,028

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to consolidated financial statements.

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2014

	iShares MSCI All Country Asia ex Japan ETF	iShares MSCI All Country Asia ex Japan Small-Cap ETF	iShares MSCI All Country Asia Information Technology ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,460,229,960	$5,530,960	$5,545,747
Affiliated (Note 2)	57,173,293	191,544	72,015

Total cost of investments	$2,517,403,253	$5,722,504	$5,617,762

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,508,521,534	$5,489,338	$6,162,524
Affiliated (Note 2)	57,173,293	191,544	72,015

Total fair value of investments	2,565,694,827	5,680,882	6,234,539
Foreign currency, at value[b]	826,899	9,479	2,038
Receivables:
Investment securities sold	18,310,935	273	—
Dividends and interest	5,407,895	11,595	16,581

Total Assets	2,590,240,556	5,702,229	6,253,158

LIABILITIES
Payables:
Investment securities purchased	5,427	—	—
Collateral for securities on loan (Note 1)	56,738,051	186,241	70,474
Capital shares redeemed	18,871,034	—	—
Foreign taxes (Note 1)	349	24	—
Investment advisory fees (Note 2)	1,511,781	3,570	3,656

Total Liabilities	77,126,642	189,835	74,130

NET ASSETS	$2,513,113,914	$5,512,394	$6,179,028

Net assets consist of:
Paid-in capital	$2,728,780,759	$5,924,131	$5,705,312
Distributions in excess of net investment income	(5,963,267)	(30,615)	(9,038)
Accumulated net realized loss	(257,911,399)	(339,344)	(134,008)
Net unrealized appreciation (depreciation)	48,207,821	(41,778)	616,762

NET ASSETS	$2,513,113,914	$5,512,394	$6,179,028

Shares outstanding[c]	44,300,000	100,000	200,000

Net asset value per share	$56.73	$55.12	$30.90

[a]	Securities on loan with values of $53,017,348, $165,104 and $64,354, respectively. See Note 1.
[b]	Cost of foreign currency: $827,799, $9,523 and $2,022, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	31

Consolidated Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2014

	iShares MSCI All Country Asia ex Japan ETF	iShares MSCI All Country Asia ex Japan Small-Cap ETF	iShares MSCI All Country Asia Information Technology ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$23,009,435	$71,485	$34,983
Interest — unaffiliated	8	—	—
Interest — affiliated (Note 2)	335	1	1
Securities lending income — affiliated (Note 2)	558,596	4,063	2,000

	23,568,374	75,549	36,984
Less: Other foreign taxes (Note 1)	(374,755)	(946)	(421)

Total investment income	23,193,619	74,603	36,563

EXPENSES
Investment advisory fees (Note 2)	8,629,473	21,148	17,700
Mauritius income taxes (Note 1)	59,446	—	—
Commitment fees (Note 6)	3,690	6	5
Interest expense (Note 6)	1,618	—	—

Total expenses	8,694,227	21,154	17,705

Net investment income	14,499,392	53,449	18,858

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(33,349,068)	(3,361)	(15,740)
In-kind redemptions — unaffiliated	11,071,274	—	—
Foreign currency transactions	(153,574)	(694)	(482)

Net realized loss	(22,431,368)	(4,055)	(16,222)

Net change in unrealized appreciation/depreciation on:
Investments	37,171,568	118,277	594,771
Translation of assets and liabilities in foreign currencies	(61,780)	(39)	34

Net change in unrealized appreciation/depreciation	37,109,788	118,238	594,805

Net realized and unrealized gain	14,678,420	114,183	578,583

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,177,812	$167,632	$597,441

[a]	Net of foreign withholding tax of $2,626,301, $5,662 and $6,411, respectively.

See notes to consolidated financial statements.

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI All Country Asia ex Japan ETF		iShares MSCI All Country Asia ex Japan Small-Cap ETF
	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$14,499,392	$41,216,460	$53,449	$116,828
Net realized loss	(22,431,368)	(26,110,697)	(4,055)	(361,485)
Net change in unrealized appreciation/depreciation	37,109,788	80,012,256	118,238	622,779

Net increase in net assets resulting from operations	29,177,812	95,118,019	167,632	378,122

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(24,538,390)	(40,550,631)	(91,091)	(279,681)

Total distributions to shareholders	(24,538,390)	(40,550,631)	(91,091)	(279,681)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	296,864,263	804,283,432	—	2,855,264
Cost of shares redeemed	(149,988,184)	(323,692,793)	—	(7,994,304)

Net increase (decrease) in net assets from capital share transactions	146,876,079	480,590,639	—	(5,139,040)

INCREASE (DECREASE) IN NET ASSETS	151,515,501	535,158,027	76,541	(5,040,599)

NET ASSETS
Beginning of period	2,361,598,413	1,826,440,386	5,435,853	10,476,452

End of period	$2,513,113,914	$2,361,598,413	$5,512,394	$5,435,853

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(5,963,267)	$4,075,731	$(30,615)	$7,027

SHARES ISSUED AND REDEEMED
Shares sold	5,000,000	13,400,000	—	50,000
Shares redeemed	(2,700,000)	(5,600,000)	—	(150,000)

Net increase (decrease) in shares outstanding	2,300,000	7,800,000	—	(100,000)

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	33

Consolidated Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI All Country Asia Information Technology ETF
	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$18,858	$42,465
Net realized loss	(16,222)	(356,182)
Net change in unrealized appreciation/depreciation	594,805	404,697

Net increase in net assets resulting from operations	597,441	90,980

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(51,117)	(53,873)

Total distributions to shareholders	(51,117)	(53,873)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,532,030	2,752,161
Cost of shares redeemed	—	(3,718,659)

Net increase (decrease) in net assets from capital share transactions	1,532,030	(966,498)

INCREASE (DECREASE) IN NET ASSETS	2,078,354	(929,391)

NET ASSETS
Beginning of period	4,100,674	5,030,065

End of period	$6,179,028	$4,100,674

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(9,038)	$23,221

SHARES ISSUED AND REDEEMED
Shares sold	50,000	100,000
Shares redeemed	—	(150,000)

Net increase (decrease) in shares outstanding	50,000	(50,000)

See notes to consolidated financial statements.

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI All Country Asia ex Japan ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Period from Aug. 13, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$56.23	$53.40	$62.22	$55.95	$50.02	$49.77

Income from investment operations:
Net investment income[b]	0.33	1.04	0.97	1.09	0.84	0.98
Net realized and unrealized gain (loss)[c]	0.72	2.85	(8.89)	6.45	5.95	(0.47)

Total from investment operations	1.05	3.89	(7.92)	7.54	6.79	0.51

Less distributions from:
Net investment income	(0.55)	(1.06)	(0.90)	(1.27)	(0.86)	(0.26)

Total distributions	(0.55)	(1.06)	(0.90)	(1.27)	(0.86)	(0.26)

Net asset value, end of period	$56.73	$56.23	$53.40	$62.22	$55.95	$50.02

Total return	1.83%[d]	7.28%	(12.63)%	13.53%	13.63%	1.17%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,513,114	$2,361,598	$1,826,440	$1,860,281	$2,025,439	$1,045,347
Ratio of expenses to average net assets[e,f]	0.68%	0.67%	0.69%	0.66%	0.68%	0.71%
Ratio of expenses to average net assets prior to waived fees[e,f]	n/a	n/a	n/a	0.67%	0.69%	0.72%
Ratio of net investment income to average net assets[e]	1.13%	1.80%	1.82%	1.77%	1.55%	2.71%
Portfolio turnover rate[g]	4%	13%	26%	41%	3%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the periods ended July 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2014 and the year ended July 31, 2013 were 2% and 7%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	35

Consolidated Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI All Country Asia ex Japan Small-Cap ETF

	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Period from Feb. 2, 2012[a] to Jul. 31, 2012
Net asset value, beginning of period	$54.36	$52.38	$56.14

Income from investment operations:
Net investment income[b]	0.53	1.35	0.71
Net realized and unrealized gain (loss)[c]	1.14	5.86	(4.08)

Total from investment operations	1.67	7.21	(3.37)

Less distributions from:
Net investment income	(0.91)	(5.23)	(0.39)

Total distributions	(0.91)	(5.23)	(0.39)

Net asset value, end of period	$55.12	$54.36	$52.38

Total return	3.08%[d]	13.93%	(6.00)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,512	$5,436	$10,476
Ratio of expenses to average net assets[e]	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets[e]	1.90%	2.42%	2.65%
Portfolio turnover rate[f]	10%	45%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2014, the year ended July 31, 2013 and the period ended July 31, 2012 were 10%, 19% and 5%, respectively. See Note 4.

See notes to consolidated financial statements.

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI All Country Asia Information Technology ETF

	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Period from Feb. 8, 2012[a] to Jul. 31, 2012
Net asset value, beginning of period	$27.34	$25.15	$26.93

Income from investment operations:
Net investment income[b]	0.11	0.37	0.20
Net realized and unrealized gain (loss)[c]	3.71	2.85	(1.96)

Total from investment operations	3.82	3.22	(1.76)

Less distributions from:
Net investment income	(0.26)	(1.03)	(0.02)

Total distributions	(0.26)	(1.03)	(0.02)

Net asset value, end of period	$30.90	$27.34	$25.15

Total return	13.92%[d]	12.84%	(6.52)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,179	$4,101	$5,030
Ratio of expenses to average net assets[e]	0.69%	0.69%	0.69%
Ratio of net investment income to average net assets[e]	0.74%	1.35%	1.56%
Portfolio turnover rate[f]	2%	58%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2014, year ended July 31, 2013 and the period ended July 31, 2012 were 1%, 7% and 1%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	37

Notes to Consolidated Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These consolidated financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI All Country Asia ex Japan	Diversified
MSCI All Country Asia ex Japan Small-Cap	Diversified
MSCI All Country Asia Information Technology	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in the underlying index. The investment adviser of each Fund also serves as the investment adviser to each Subsidiary. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for each Fund include the accounts of its Subsidiary.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	39

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective consolidated schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI All Country Asia ex Japan
Assets:
Common Stocks	$2,483,065,056	$1,647,722	$—	$2,484,712,778
Preferred Stocks	23,808,756	—	—	23,808,756
Money Market Funds	57,173,293	—	—	57,173,293

	$2,564,047,105	$1,647,722	$—	$2,565,694,827

MSCI All Country Asia ex Japan Small-Cap
Assets:
Common Stocks	$5,480,709	$—	$8,629	$5,489,338
Money Market Funds	191,544	—	—	191,544

	$5,672,253	$—	$8,629	$5,680,882

MSCI All Country Asia Information Technology
Assets:
Common Stocks	$6,041,180	$—	$—	$6,041,180
Preferred Stocks	121,344	—	—	121,344
Money Market Funds	72,015	—	—	72,015

	$6,234,539	$—	$—	$6,234,539

The iShares MSCI All Country Asia Information Technology ETF had transfers from Level 2 to Level 1 during the period ended January 31, 2014 in the amount of $55,647, resulting from the resumption of trading after a temporary suspension.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their consolidated statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of January 31, 2014, if any, are disclosed in the Funds’ consolidated statements of assets and liabilities.

Each Fund conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”). In order to be eligible to claim benefits under the DTAA, each Subsidiary must satisfy certain conditions, including the establishment and maintenance of valid tax residence in Mauritius. Each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Funds and are disclosed in the consolidated statements of operations. Further, each Subsidiary is not subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by a Subsidiary to its Fund will also be exempt from tax in Mauritius. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA.

As a result of legislative changes enacted by the 2012 India Finance Act (“the Act”) and its general anti-avoidance rules (“GAAR”), which are effective April 1, 2013 but have been proposed to be deferred until April 1, 2016, the Subsidiaries’ ability to leverage the treaty between Mauritius and India may be adversely impacted, and therefore the Funds may be subject to taxes on capital gains and/or dividends realized on Indian securities. The Act also includes provisions that impose Indian tax on the transfer of shares of an Indian company. However, until more definitive guidance on the legislative changes is available, the impact to the Funds, if any, cannot be determined at this time.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	41

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment advisor, or its affiliates.

As of January 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of January 31, 2014 and the value of the related collateral are disclosed in the consolidated statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the consolidated statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

As of January 31, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
MSCI All Country Asia ex Japan	$53,017,348
MSCI All Country Asia ex Japan Small-Cap	165,104
MSCI All Country Asia Information Technology	64,354

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the iShares MSCI All Country Asia ex Japan ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.56	Over $42 billion, up to and including $56 billion
0.50	Over $56 billion, up to and including $70 billion
0.45	Over $70 billion, up to and including $84 billion
0.40	Over $84 billion

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI All Country Asia ex Japan ETF through November 30, 2014 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds. The Fund did not hold any iShares funds during the six months ended January 31, 2014.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI All Country Asia ex Japan Small-Cap	0.75%
MSCI All Country Asia Information Technology	0.69

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	43

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 75% of securities lending income (commencing January 1, 2015 the amount each Fund will retain is expected to change to 70% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

For the six months ended January 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
MSCI All Country Asia ex Japan	$281,875
MSCI All Country Asia ex Japan Small-Cap	2,085
MSCI All Country Asia Information Technology	977

In addition, commencing the business day following a “Hurdle Date” (the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income (for any Hurdle Date after January 1, 2015, each Fund will retain 75% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the consolidated statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares MSCI All Country Asia ex Japan ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2014 were as follows:

iShares ETF	Purchases	Sales
MSCI All Country Asia ex Japan	$195,391,431	$110,919,083
MSCI All Country Asia ex Japan Small-Cap	546,601	572,257
MSCI All Country Asia Information Technology	971,650	86,756

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended January 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI All Country Asia ex Japan	$137,685,410	$73,324,307
MSCI All Country Asia Information Technology	614,051	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2013, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI All Country Asia ex Japan	$133,219,551	$114,780	$5,230,616	$2,799,079	$141,364,026
MSCI All Country Asia ex Japan Small-Cap	332,201	—	—	—	332,201
MSCI All Country Asia Information Technology	89,268	—	—	—	89,268

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	45

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI All Country Asia ex Japan	$2,570,247,025	$302,660,849	$(307,213,047)	$(4,552,198)
MSCI All Country Asia ex Japan Small-Cap	5,762,480	733,227	(814,825)	(81,598)
MSCI All Country Asia Information Technology	5,656,607	886,318	(308,386)	577,932

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ consolidated financial statements.

6.	LINE OF CREDIT

The Funds, along with certain other iShares funds, are parties to a $150 million credit agreement with State Street Bank and Trust Company, which expires October 29, 2014. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.08% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

For the six months ended January 31, 2014, the iShares MSCI All Country ex Japan ETF’s maximum amount borrowed, the average borrowings and the weighted average interest rate under the credit agreement were $4,750,000, $270,380 and 1.17% respectively.

The iShares MSCI All Country Asia ex Japan Small-Cap ETF and the iShares MSCI All Country Asia Information Technology ETF did not borrow under the credit agreement during the six months ended January 31, 2014.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI All Country Asia ex Japan	$0.357642	$—	$0.192159	$0.549801	65%	—%	35%	100%
MSCI All Country Asia ex Japan Small-Cap	0.882346	—	0.028564	0.910910	97	—	3	100
MSCI All Country Asia Information Technology	0.205374	—	0.050211	0.255585	80	—	20	100

SUPPLEMENTAL INFORMATION	47

Notes:

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	49

Notes:

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-77-0114

JANUARY 31, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares China Large-Cap ETF | FXI | NYSE Arca
➢	iShares FTSE China ETF | FCHI | NASDAQ

Fund Performance Overview

iSHARES® CHINA LARGE-CAP ETF

Performance as of January 31, 2014

The iShares China Large-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization Chinese equities that trade on the Hong Kong Stock Exchange, as represented by the FTSE China 25 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 2.06%, net of fees, while the total return for the Index was 2.51%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(12.73)%	(14.00)%	(11.74)%	(12.73)%	(14.00)%	(11.74)%
5 Years	8.62%	8.83%	9.77%	51.18%	52.66%	59.35%
Since Inception	9.45%	9.30%	10.20%	132.21%	129.09%	147.15%

The inception date of the Fund was 10/5/04. The first day of secondary market trading was 10/8/04.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,020.60	$3.77	$1,000.00	$1,021.50	$3.77	0.74%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Financials	55.07%
Energy	15.14
Telecommunication Services	14.04
Information Technology	11.47
Consumer Discretionary	2.19
Materials	2.09

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 1/31/14

Security	Percentage of Total Investments*

Tencent Holdings Ltd.	11.47%
China Construction Bank Corp. Class H	9.80
China Mobile Ltd.	7.97
Industrial and Commercial Bank of China Ltd. Class H	6.84
Bank of China Ltd. Class H	5.96
China Petroleum & Chemical Corp. Class H	4.18
China Overseas Land & Investment Ltd.	4.06
Agricultural Bank of China Ltd. Class H	3.85
Ping An Insurance (Group) Co. of China Ltd. Class H	3.78
PetroChina Co. Ltd. Class H	3.77

TOTAL	61.68%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® FTSE CHINA ETF

Performance as of January 31, 2014

The iShares FTSE China ETF (the “Fund”) seeks to track the investment results of an index composed of Chinese equities that trade on the Hong Kong Stock Exchange, as represented by the FTSE China (HK Listed) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 4.00%, net of fees, while the total return for the Index was 4.43%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(8.54)%	(9.74)%	(7.62)%	(8.54)%	(9.74)%	(7.62)%
5 Years	11.42%	11.45%	12.58%	71.69%	71.94%	80.85%
Since Inception	0.50%	0.24%	1.63%	2.86%	1.36%	9.48%

The inception date of the Fund was 6/24/08. The first day of secondary market trading was 6/25/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,040.00	$3.81	$1,000.00	$1,021.50	$3.77	0.74%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Financials	40.06%
Energy	13.55
Information Technology	12.20
Telecommunication Services	9.99
Industrials	7.39
Consumer Discretionary	5.70
Materials	3.74
Utilities	3.58
Consumer Staples	2.69
Health Care	1.10

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS As of 1/31/14

Security	Percentage of Total Investments*

Tencent Holdings Ltd.	9.88%
China Construction Bank Corp. Class H	7.72
China Mobile Ltd.	7.68
Industrial and Commercial Bank of China Ltd. Class H	6.89
Bank of China Ltd. Class H	4.92
CNOOC Ltd.	3.91
PetroChina Co. Ltd. Class H	3.16
China Life Insurance Co. Ltd. Class H	3.13
China Petroleum & Chemical Corp. Class H	3.12
Ping An Insurance (Group) Co. of China Ltd. Class H	2.41

TOTAL	52.82%

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2013 and held through January 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® CHINA LARGE-CAP ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.93%

AUTOMOBILES — 2.19%
Great Wall Motor Co. Ltd. Class H	25,419,000	$119,814,470

		119,814,470
CAPITAL MARKETS — 0.92%
CITIC Securities Co. Ltd. Class H	21,743,500	50,180,754

		50,180,754
COMMERCIAL BANKS — 36.36%
Agricultural Bank of China Ltd. Class H	481,362,000	210,155,726
Bank of China Ltd. Class H	767,894,000	325,362,052
Bank of Communications Co. Ltd. Class H	198,042,200	128,800,885
China CITIC Bank Corp. Ltd. Class H	186,662,000	90,148,169
China Construction Bank Corp. Class H	770,871,320	535,106,688
China Merchants Bank Co. Ltd. Class H	112,900,438	199,489,235
China Minsheng Banking Corp. Ltd. Class Ha	125,046,500	123,197,729
Industrial and Commercial Bank of China Ltd. Class H	602,809,995	373,417,998

		1,985,678,482
CONSTRUCTION MATERIALS — 2.09%
Anhui Conch Cement Co. Ltd. Class Ha	29,410,000	114,006,929

		114,006,929
DIVERSIFIED TELECOMMUNICATION SERVICES — 6.07%
China Telecom Corp. Ltd. Class H	398,076,000	185,585,607
China Unicom (Hong Kong) Ltd.	110,656,000	145,645,003

		331,230,610
INSURANCE — 13.70%
China Life Insurance Co. Ltd. Class H	74,286,000	202,820,832
China Pacific Insurance (Group) Co. Ltd. Class H	54,602,400	199,006,790
People’s Insurance Co. Group of China Ltd. Class H	93,903,000	40,754,831

Security	Shares	Value

PICC Property and Casualty Co. Ltd. Class H	73,622,000	$99,555,816
Ping An Insurance (Group) Co. of China Ltd. Class H	25,468,000	206,307,593

		748,445,862
INTERNET SOFTWARE & SERVICES — 11.46%
Tencent Holdings Ltd.	8,944,100	626,045,532

		626,045,532
OIL, GAS & CONSUMABLE FUELS — 15.13%
China Petroleum & Chemical Corp. Class H	286,460,600	227,993,832
China Shenhua Energy Co. Ltd. Class H	77,221,500	199,398,706
CNOOC Ltd.	122,893,000	193,088,631
PetroChina Co. Ltd. Class H	212,528,000	205,553,946

		826,035,115
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.05%
China Overseas Land & Investment Ltd.[a]	82,020,000	221,295,977

		221,295,977
WIRELESS TELECOMMUNICATION SERVICES — 7.96%
China Mobile Ltd.	45,597,000	434,841,574

		434,841,574

TOTAL COMMON STOCKS
(Cost: $6,048,964,986)		5,457,575,305

SHORT-TERM INVESTMENTS — 2.56%

MONEY MARKET FUNDS — 2.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[b,c,d]	131,387,202	131,387,202
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[b,c,d]	7,395,607	7,395,607
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	1,073,549	1,073,549

		139,856,358

TOTAL SHORT-TERM INVESTMENTS
(Cost: $139,856,358)		139,856,358

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CHINA LARGE-CAP ETF

January 31, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 102.49%
(Cost: $6,188,821,344)	$5,597,431,663
Other Assets, Less Liabilities — (2.49)%	(135,723,482)

NET ASSETS — 100.00%	$5,461,708,181

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of January 31, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
1	H-Shares Index (Feb. 2014)	Hong Kong Futures Exchange	$63,150	$(1,880)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited)

iSHARES® FTSE CHINA ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.94%

AIR FREIGHT & LOGISTICS — 0.10%
Sinotrans Ltd. Class H	66,000	$27,285

		27,285
AIRLINES — 0.35%
Air China Ltd. Class H	72,000	46,919
China Eastern Airlines Corp. Ltd. Class Ha	72,000	24,387
China Southern Airlines Co. Ltd. Class H	73,000	25,196

		96,502
AUTOMOBILES — 3.15%
Brilliance China Automotive Holdings Ltd.	120,000	183,907
BYD Co. Ltd. Class Ha,b	24,000	114,362
Dongfeng Motor Group Co. Ltd. Class H	120,000	177,107
Geely Automobile Holdings Ltd.	180,000	73,717
Great Wall Motor Co. Ltd. Class H	45,000	212,111
Guangzhou Automobile Group Co. Ltd. Class H	96,415	95,983

		857,187
BEVERAGES — 0.32%
Tsingtao Brewery Co. Ltd. Class H	12,000	88,013

		88,013
CAPITAL MARKETS — 1.27%
China Cinda Asset Management Co. Ltd.[a]	138,000	89,218
China Everbright Ltd.	36,000	48,774
China Galaxy Securities Co. Ltd. Class Ha	45,000	32,512
CITIC Securities Co. Ltd. Class H	39,000	90,006
Haitong Securities Co. Ltd. Class H	57,600	84,567

		345,077
CHEMICALS — 0.41%
China BlueChemical Ltd. Class H	84,000	46,085
Sinofert Holdings Ltd.[b]	72,000	10,571
Sinopec Shanghai Petrochemical Co. Ltd. Class H	144,000	40,799
Sinopec Yizheng Chemical Fibre Co. Ltd. Class Ha,b	84,000	15,362

		112,817

Security	Shares	Value

COMMERCIAL BANKS — 24.77%
Agricultural Bank of China Ltd. Class H	972,000	$424,361
Bank of China Ltd. Class H	3,162,000	1,339,761
Bank of Communications Co. Ltd. Class H	336,500	218,850
China CITIC Bank Corp. Ltd. Class H	312,200	150,777
China Construction Bank Corp. Class H	3,024,680	2,099,607
China Merchants Bank Co. Ltd. Class H	193,883	342,581
China Minsheng Banking Corp. Ltd. Class H	216,000	212,806
Chongqing Rural Commercial Bank Co. Ltd. Class H	120,000	50,845
Huishang Bank Corp. Ltd. Class Ha	66,000	30,515
Industrial and Commercial Bank of China Ltd. Class H	3,024,795	1,873,746

		6,743,849
COMMERCIAL SERVICES & SUPPLIES — 0.02%
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	12,000	5,486

		5,486
COMMUNICATIONS EQUIPMENT — 0.20%
ZTE Corp. Class Ha,b	26,432	54,670

		54,670
COMPUTERS & PERIPHERALS — 1.20%
Lenovo Group Ltd.[b]	252,000	326,489

		326,489
CONSTRUCTION & ENGINEERING — 1.78%
China Communications Construction Co. Ltd. Class H	186,000	135,581
China Railway Construction Corp. Ltd. Class H	78,000	65,194
China Railway Group Ltd. Class H	162,000	71,979
China State Construction International Holdings Ltd.	72,000	130,744
Metallurgical Corp. of China Ltd. Class Ha,b	114,000	20,114
Sinopec Engineering Group Co. Ltd.	48,000	62,188

		485,800

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA ETF

January 31, 2014

Security	Shares	Value

CONSTRUCTION MATERIALS — 1.51%
Anhui Conch Cement Co. Ltd. Class H	51,000	$197,700
BBMG Corp. Class H	51,000	40,065
China National Building Material Co. Ltd. Class H	120,000	115,908
China Resources Cement Holdings Ltd.	84,000	57,444

		411,117
DIVERSIFIED FINANCIAL SERVICES — 0.17%
Far East Horizon Ltd.	66,000	47,599

		47,599
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.32%
China Communications Services Corp. Ltd. Class H	109,200	59,067
China Telecom Corp. Ltd. Class H	684,000	318,885
China Unicom (Hong Kong) Ltd.	192,128	252,878

		630,830
ELECTRICAL EQUIPMENT — 0.56%
Dongfang Electric Corp. Ltd. Class H	15,600	21,577
Harbin Electric Co. Ltd. Class H	24,000	13,322
Shanghai Electric Group Co. Ltd. Class H	132,000	42,159
Xinjiang Goldwind Science & Technology Co. Ltd. Class H	19,200	20,474
Zhuzhou CSR Times Electric Co. Ltd. Class H	18,000	55,868

		153,400
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.30%
Kingboard Chemical Holdings Co. Ltd.	29,100	65,360
Kingboard Laminates Holdings Ltd.	42,000	15,632

		80,992
ENERGY EQUIPMENT & SERVICES — 0.71%
China Oilfield Services Ltd. Class H	72,000	192,870

		192,870
FOOD & STAPLES RETAILING — 0.68%
China Resources Enterprise Ltd.	48,000	142,798
Lianhua Supermarket Holdings Co. Ltd. Class H	18,600	10,851
Wumart Stores Inc. Class H	24,000	30,662

		184,311
FOOD PRODUCTS — 0.50%
China Agri-Industries Holdings Ltd.	90,300	40,238
China Foods Ltd.[a,b]	36,000	12,704

Security	Shares	Value

China Huishan Dairy Holdings Co. Ltd.[a,b]	144,000	$47,661
China Yurun Food Group Ltd.[a,b]	60,000	35,313

		135,916
GAS UTILITIES — 1.44%
China Gas Holdings Ltd.	60,000	83,917
China Resources Gas Group Ltd.	24,000	74,490
ENN Energy Holdings Ltd.	36,000	233,438

		391,845
HEALTH CARE EQUIPMENT & SUPPLIES — 0.31%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	72,000	84,381

		84,381
HEALTH CARE PROVIDERS & SERVICES — 0.65%
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	24,600	60,892
Sinopharm Group Co. Ltd. Class H	40,800	115,073

		175,965
HOUSEHOLD DURABLES — 0.32%
Haier Electronics Group Co. Ltd.	30,000	87,703

		87,703
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.81%
China Longyuan Power Group Corp. Ltd. Class H	102,000	122,692
China Resources Power Holdings Co. Ltd.	73,600	174,597
Datang International Power Generation Co. Ltd. Class H	120,000	47,909
Huadian Power International Corp. Ltd. Class H	60,000	25,036
Huaneng Power International Inc. Class H	132,000	122,738

		492,972
INDUSTRIAL CONGLOMERATES — 1.12%
Beijing Enterprises Holdings Ltd.	21,000	178,498
CITIC Pacific Ltd.[b]	54,000	67,458
Shanghai Industrial Holdings Ltd.	18,000	59,924

		305,880
INSURANCE — 8.14%
China Life Insurance Co. Ltd. Class H	312,000	851,844
China Pacific Insurance (Group) Co. Ltd. Class H	93,600	341,140

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA ETF

January 31, 2014

Security	Shares	Value

China Taiping Insurance Holdings Co. Ltd.[a]	32,400	$56,665
New China Life Insurance Co. Ltd. Class Ha	25,800	76,754
People’s Insurance Co. Group of China Ltd. Class H	162,000	70,310
PICC Property and Casualty Co. Ltd. Class H	121,200	163,893
Ping An Insurance (Group) Co. of China Ltd. Class H	81,000	656,153

		2,216,759
INTERNET SOFTWARE & SERVICES — 9.87%
Tencent Holdings Ltd.	38,400	2,687,822

		2,687,822
IT SERVICES — 0.16%
Travelsky Technology Ltd. Class H	42,000	44,084

		44,084
MACHINERY — 1.01%
China International Marine Containers (Group) Co. Ltd. Class H	25,200	58,482
China National Materials Co. Ltd. Class H	54,000	10,501
CSR Corp Ltd. Class H	78,000	56,857
Guangzhou Shipyard International Co. Ltd. Class H	2,600	5,579
Sany Heavy Equipment International Holdings Co. Ltd.[b]	42,000	10,926
Sinotruk (Hong Kong) Ltd.	27,000	13,839
Weichai Power Co. Ltd. Class H	18,680	71,210
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	57,700	46,964

		274,358
MARINE — 0.45%
China COSCO Holdings Co. Ltd. Class Ha,b	114,000	48,009
China Shipping Container Lines Co. Ltd. Class Ha,b	168,000	39,594
China Shipping Development Co. Ltd. Class Ha	60,000	35,931

		123,534
METALS & MINING — 1.44%
Aluminum Corp. of China Ltd. Class Ha,b	168,000	60,365
Angang Steel Co. Ltd. Class Ha,b	48,000	30,538

Security	Shares	Value

China Molybdenum Co. Ltd. Class H	60,000	$25,113
China Zhongwang Holdings Ltd.[a]	60,000	17,850
Fosun International Ltd.	57,000	61,516
Jiangxi Copper Co. Ltd. Class H	54,000	97,641
Maanshan Iron & Steel Co. Ltd. Class Ha	84,000	20,446
Zhaojin Mining Industry Co. Ltd. Class Hb	39,000	23,255
Zijin Mining Group Co. Ltd. Class Hb	253,000	54,739

		391,463
MULTILINE RETAIL — 0.12%
Golden Eagle Retail Group Ltd.	24,000	32,763

		32,763
OIL, GAS & CONSUMABLE FUELS — 12.84%
China Coal Energy Co. Class H	174,000	86,946
China Petroleum & Chemical Corp. Class H	1,068,000	850,021
China Shenhua Energy Co. Ltd. Class H	144,000	371,832
CNOOC Ltd.	678,000	1,065,269
Kunlun Energy Co. Ltd.	120,000	199,052
PetroChina Co. Ltd. Class H	888,000	858,861
Yanzhou Coal Mining Co. Ltd. Class Hb	84,000	63,177

		3,495,158
PAPER & FOREST PRODUCTS — 0.38%
Lee & Man Paper Manufacturing Ltd.	60,000	40,259
Nine Dragons Paper (Holdings) Ltd.	66,000	56,439
Shandong Chenming Paper Holdings Ltd. Class H	15,000	6,278

		102,976
PERSONAL PRODUCTS — 1.19%
Hengan International Group Co. Ltd.	30,000	323,962

		323,962
PHARMACEUTICALS — 0.14%
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	12,000	38,945

		38,945
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.68%
Agile Property Holdings Ltd.	48,000	44,138
Beijing North Star Co. Ltd. Class H	36,000	7,604
China Overseas Land & Investment Ltd.	169,040	456,082

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA ETF

January 31, 2014

Security	Shares	Value

China Resources Land Ltd.	84,000	$197,754
Country Garden Holdings Co. Ltd.	186,000	102,045
Evergrande Real Estate Group Ltd.[b]	210,000	84,110
Franshion Properties (China) Ltd.	156,000	50,026
Greentown China Holdings Ltd.	33,000	47,344
Guangzhou R&F Properties Co. Ltd. Class H	40,800	54,121
Hopson Development Holdings Ltd.[a]	24,000	22,316
KWG Property Holdings Ltd.	48,000	24,974
Longfor Properties Co. Ltd.	57,000	78,987
Poly Property Group Co. Ltd.	78,000	37,268
Renhe Commercial Holdings Co. Ltd.[a]	444,000	22,015
Shenzhen Investment Ltd.	96,000	34,370
Shimao Property Holdings Ltd.	54,000	117,948
Sino-Ocean Land Holdings Ltd.	135,000	72,674
SOHO China Ltd.	63,000	50,142
Yuexiu Property Co. Ltd.	205,800	42,142

		1,546,060
ROAD & RAIL — 0.10%
Guangshen Railway Co. Ltd. Class Hb	60,000	25,963

		25,963
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.46%
GCL-Poly Energy Holdings Ltd.[a,b]	366,000	124,438

		124,438
SPECIALTY RETAIL — 1.32%
Belle International Holdings Ltd.	222,000	239,589
GOME Electrical Appliances Holdings Ltd.	486,000	84,497
Zhongsheng Group Holdings Ltd.[b]	24,000	35,236

		359,322
TEXTILES, APPAREL & LUXURY GOODS — 0.78%
Anta Sports Products Ltd.	36,000	52,576
Bosideng International Holdings Ltd.	120,000	21,791
China Dongxiang (Group) Co. Ltd.	114,000	22,169
Li Ning Co. Ltd.[a]	42,000	33,644
Shenzhou International Group Holdings Ltd.	24,000	82,681

		212,861
TRADING COMPANIES & DISTRIBUTORS — 0.05%
CITIC Resources Holdings Ltd.[a]	108,800	13,311

		13,311

Security	Shares	Value

TRANSPORTATION INFRASTRUCTURE — 1.84%
Anhui Expressway Co. Ltd. Class H	24,000	$12,302
Beijing Capital International Airport Co. Ltd. Class H	60,000	45,667
China Merchants Holdings (International) Co. Ltd.	48,000	163,198
COSCO Pacific Ltd.	72,000	92,077
Jiangsu Expressway Co. Ltd. Class H	48,000	60,581
Shenzhen Expressway Co. Ltd. Class H	36,000	15,949
Shenzhen International Holdings Ltd.	360,000	46,827
Sichuan Expressway Co. Ltd. Class H	36,000	9,922
Zhejiang Expressway Co. Ltd. Class H	60,000	53,936

		500,459
WATER UTILITIES — 0.33%
Guangdong Investment Ltd.	96,000	89,017

		89,017
WIRELESS TELECOMMUNICATION SERVICES — 7.67%
China Mobile Ltd.	219,000	2,088,521

		2,088,521

TOTAL COMMON STOCKS
(Cost: $27,330,527)		27,210,732

SHORT-TERM INVESTMENTS — 3.43%

MONEY MARKET FUNDS — 3.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	878,247	878,247
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	49,435	49,435
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	5,490	5,490

		933,172

TOTAL SHORT-TERM INVESTMENTS
(Cost: $933,172)		933,172

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA ETF

January 31, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 103.37%
(Cost: $28,263,699)	$28,143,904
Other Assets, Less Liabilities — (3.37)%	(917,703)

NET ASSETS — 100.00%	$27,226,201

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2014

	iShares China Large-Cap ETF	iShares FTSE China ETF

ASSETS
Investments, at cost:
Unaffiliated	$6,048,964,986	$27,330,527
Affiliated (Note 2)	139,856,358	933,172

Total cost of investments	$6,188,821,344	$28,263,699

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$5,457,575,305	$27,210,732
Affiliated (Note 2)	139,856,358	933,172

Total fair value of investments	5,597,431,663	28,143,904
Foreign currency, at value[b]	6,642,186	25,073
Cash pledged to broker	10,000	—
Receivables:
Interest	22,571	2,570
Futures variation margin	2	—

Total Assets	5,604,106,422	28,171,547

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	138,782,809	927,682
Capital shares redeemed	51,367	—
Investment advisory fees (Note 2)	3,564,065	17,664

Total Liabilities	142,398,241	945,346

NET ASSETS	$5,461,708,181	$27,226,201

Net assets consist of:
Paid-in capital	$7,633,628,786	$29,970,925
Distributions in excess of net investment income	(3,685,512)	(71,972)
Accumulated net realized loss	(1,576,835,354)	(2,552,961)
Net unrealized depreciation	(591,399,739)	(119,791)

NET ASSETS	$5,461,708,181	$27,226,201

Shares outstanding[c]	156,000,000	600,000

Net asset value per share	$35.01	$45.38

[a]	Securities on loan with values of $131,276,665 and $846,383, respectively. See Note 1.
[b]	Cost of foreign currency: $6,650,364 and $25,069, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2014

	iShares China Large-Cap ETF	iShares FTSE China ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$31,684,388	$161,431
Interest — affiliated (Note 2)	475	4
Securities lending income — affiliated (Note 2)	275,947	13,472

Total investment income	31,960,810	174,907

EXPENSES
Investment advisory fees (Note 2)	20,952,082	106,722

Total expenses	20,952,082	106,722

Net investment income	11,008,728	68,185

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(167,542,614)	(10,070)
In-kind redemptions — unaffiliated	42,533,982	—
Foreign currency transactions	14,543	28

Net realized loss	(124,994,089)	(10,042)

Net change in unrealized appreciation/depreciation on:
Investments	173,779,161	1,008,636
Futures contracts	(1,880)	—
Translation of assets and liabilities in foreign currencies	(16,472)	(46)

Net change in unrealized appreciation/depreciation	173,760,809	1,008,590

Net realized and unrealized gain	48,766,720	998,548

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$59,775,448	$1,066,733

[a]	Net of foreign withholding tax of $2,908,584 and $12,551, respectively.

See notes to financial statements.

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares China Large-Cap ETF		iShares FTSE China ETF
	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$11,008,728	$152,404,418	$68,185	$782,384
Net realized loss	(124,994,089)	(418,243,222)	(10,042)	(415,512)
Net change in unrealized appreciation/depreciation	173,760,809	213,957,120	1,008,590	1,400,890

Net increase (decrease) in net assets resulting from operations	59,775,448	(51,881,684)	1,066,733	1,767,762

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(26,123,650)	(149,860,608)	(196,241)	(772,468)

Total distributions to shareholders	(26,123,650)	(149,860,608)	(196,241)	(772,468)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,128,872,748	4,495,309,416	—	—
Cost of shares redeemed	(838,558,964)	(3,824,101,574)	—	(4,267,427)

Net increase (decrease) in net assets from capital share transactions	290,313,784	671,207,842	—	(4,267,427)

INCREASE (DECREASE) IN NET ASSETS	323,965,582	469,465,550	870,492	(3,272,133)

NET ASSETS
Beginning of period	5,137,742,599	4,668,277,049	26,355,709	29,627,842

End of period	$5,461,708,181	$5,137,742,599	$27,226,201	$26,355,709

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(3,685,512)	$11,429,410	$(71,972)	$56,084

SHARES ISSUED AND REDEEMED
Shares sold	29,550,000	118,650,000	—	—
Shares redeemed	(22,650,000)	(105,150,000)	—	(100,000)

Net increase (decrease) in shares outstanding	6,900,000	13,500,000	—	(100,000)

See notes to financial statements.

FINANCIAL STATEMENTS	17

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares China Large-Cap ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009
Net asset value, beginning of period	$34.46	$34.43	$42.12	$40.98	$42.14	$45.48

Income from investment operations:
Net investment income[a]	0.07	0.88	0.89	0.66	0.58	0.75
Net realized and unrealized gain (loss)[b]	0.65	0.08	(7.65)	1.33	(1.06)	(3.56)

Total from investment operations	0.72	0.96	(6.76)	1.99	(0.48)	(2.81)

Less distributions from:
Net investment income	(0.17)	(0.93)	(0.93)	(0.85)	(0.68)	(0.53)

Total distributions	(0.17)	(0.93)	(0.93)	(0.85)	(0.68)	(0.53)

Net asset value, end of period	$35.01	$34.46	$34.43	$42.12	$40.98	$42.14

Total return	2.06%[c]	3.01%	(16.02)%	4.93%	(1.16)%	(5.86)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,461,708	$5,137,743	$4,668,277	$6,767,313	$8,199,691	$11,300,670
Ratio of expenses to average net assets[d]	0.74%	0.73%	0.74%	0.72%	0.72%	0.73%
Ratio of net investment income to average net assets[d]	0.39%	2.38%	2.46%	1.53%	1.39%	2.33%
Portfolio turnover rate[e]	11%	31%	21%	23%	23%	44%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE China ETF
	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Year ended Jul. 31, 2012	Year ended Jul. 31, 2011	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009
Net asset value, beginning of period	$43.93	$42.33	$49.95	$47.93	$47.46	$49.64

Income from investment operations:
Net investment income[a]	0.11	1.12	0.97	0.85	0.79	1.11
Net realized and unrealized gain (loss)[b]	1.67	1.58	(7.57)	2.27	0.35	(2.81)

Total from investment operations	1.78	2.70	(6.60)	3.12	1.14	(1.70)

Less distributions from:
Net investment income	(0.33)	(1.10)	(1.02)	(1.10)	(0.67)	(0.48)

Total distributions	(0.33)	(1.10)	(1.02)	(1.10)	(0.67)	(0.48)

Net asset value, end of period	$45.38	$43.93	$42.33	$49.95	$47.93	$47.46

Total return	4.00%[c]	6.55%	(13.18)%	6.55%	2.41%	(3.26)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$27,226	$26,356	$29,628	$54,940	$57,515	$42,712
Ratio of expenses to average net assets[d]	0.74%	0.73%	0.74%	0.72%	0.72%	0.72%
Ratio of net investment income to average net assets[d]	0.47%	2.46%	2.24%	1.65%	1.65%	2.96%
Portfolio turnover rate[e]	2%	19%	6%	8%	18%	24%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	19

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
China Large-Cap	Non-diversified
FTSE China	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of January 31, 2014, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of January 31, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment advisor, or its affiliates.

As of January 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of January 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

As of January 31, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
China Large-Cap	$131,276,665
FTSE China	846,383

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $6 billion
0.67	Over $6 billion, up to and including $12 billion
0.60	Over $12 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014 each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 75% of securities lending income (commencing January 1, 2015 the amount each Fund will retain is expected to change to 70% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

For the six months ended January 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
China Large-Cap	$147,667
FTSE China	6,786

In addition, commencing the business day following a “Hurdle Date” (the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

of that calendar year 80% of securities lending income (for any Hurdle Date after January 1, 2015, each Fund will retain 75% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2014 were as follows:

iShares ETF	Purchases	Sales
China Large-Cap	$604,387,326	$598,259,078
FTSE China	446,056	459,840

In-kind transactions (see Note 4) for the six months ended January 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
China Large-Cap	$1,122,709,902	$833,005,347

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2013, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2014	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
China Large-Cap	$558,956,226	$3,332,711	$451,243	$58,367,595	$185,123,529	$160,211,209	$966,442,513
FTSE China	503,124	—	—	50,180	361,254	510,679	1,425,237

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
China Large-Cap	$6,331,789,410	$266,140,654	$(1,000,498,401)	$(734,357,747)
FTSE China	28,938,489	3,424,583	(4,219,168)	(794,585)

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares China Large-Cap ETF as of January 31, 2014 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Liabilities
Equity contracts:
Variation margin/Net assets consist of — net unrealized appreciation (depreciation)[a]	$(1,880)

[a]	Represents cumulative depreciation of futures contracts as reported in the schedule of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares China Large-Cap ETF during the six months ended January 31, 2014 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$—	$(1,880)

For the six months ended January 31, 2014, the average quarter-end number of contracts and notional value of open futures contracts for the iShares China Large-Cap ETF were 1 and $63,150, respectively.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	27

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
FTSE China	$0.256279	$—	$0.070789	$0.327068	78%	—%	22%	100%

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	29

Notes:

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

Certain financial information required by regulations or listing exchange rules in jurisdictions outside the U.S. in which iShares Funds are cross-listed may be publicly filed in those jurisdictions. This information is available upon request by calling 1-800-474 2737.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-78-0114

JANUARY 31, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI EAFE Minimum Volatility ETF | EFAV | NYSE Arca
➢	iShares MSCI USA Minimum Volatility ETF | USMV | NYSE Arca

Fund Performance Overview

iSHARES® MSCI EAFE MINIMUM VOLATILITY ETF

Performance as of January 31, 2014

The iShares MSCI EAFE Minimum Volatility ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada, as represented by the MSCI EAFE Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 3.26%, net of fees, while the total return for the Index was 3.35%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	9.07%	8.50%	9.19%	9.07%	8.50%	9.19%
Since Inception	10.74%	10.51%	10.88%	26.32%	25.72%	26.62%

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,032.60	$1.02	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION As of 1/31/14

Sector	Percentage of Total Investments*
Financials	19.65%
Consumer Staples	16.12
Health Care	15.97
Consumer Discretionary	10.82
Telecommunication Services	10.68
Industrials	10.28
Utilities	8.50
Materials	3.48
Energy	3.22
Information Technology	1.28

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST COUNTRY ALLOCATIONS As of 1/31/14

Country	Percentage of Total Investments*
United Kingdom	27.22%
Japan	25.82
Switzerland	11.70
Hong Kong	7.54
Australia	6.16
France	4.98
Germany	4.32
Singapore	4.20
Denmark	2.60
Israel	1.38

TOTAL	95.92%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI USA MINIMUM VOLATILITY ETF

Performance as of January 31, 2014

The iShares MSCI USA Minimum Volatility ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market, as represented by the MSCI USA Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 3.42%, net of fees, while the total return for the Index was 3.47%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.52%	15.44%	15.67%	15.52%	15.44%	15.67%
Since Inception	16.64%	16.64%	16.84%	42.27%	42.27%	42.71%

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,034.20	$0.77	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION As of 1/31/14

Sector	Percentage of Total Investments*
Health Care	18.60%
Consumer Staples	14.50
Information Technology	13.77
Financials	11.56
Consumer Discretionary	10.13
Industrials	8.59
Utilities	8.20
Energy	5.64
Telecommunication Services	5.21
Materials	3.80

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS As of 1/31/14

Security	Percentage of Total Investments*
Merck & Co. Inc.	1.70%
Lockheed Martin Corp.	1.53
Automatic Data Processing Inc.	1.53
Exxon Mobil Corp.	1.51
Paychex Inc.	1.49
McDonald’s Corp.	1.48
Kimberly-Clark Corp.	1.47
Verizon Communications Inc.	1.46
Pfizer Inc.	1.46
Duke Energy Corp.	1.45

TOTAL	15.08%

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2013 and held through January 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iShares® MSCI EAFE Minimum Volatility ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.66%

AUSTRALIA — 6.14%
ASX Ltd.	17,825	$553,973
CFS Retail Property Trust Group	2,270,285	3,842,797
Commonwealth Bank of Australia	114,545	7,418,583
CSL Ltd.	26,195	1,605,802
Federation Centres	723,850	1,433,639
GPT Group	1,662,530	5,236,511
Stockland Corp. Ltd.	1,037,105	3,284,693
Telstra Corp. Ltd.	2,654,530	11,904,636
Transurban Group	612,405	3,692,174
Westfield Group	745,240	6,632,262
Westfield Retail Trust	1,790,715	4,718,444
Woolworths Ltd.	217,930	6,478,202

		56,801,716
BELGIUM — 0.86%
Belgacom SA	121,985	3,485,817
Colruyt SA	78,275	4,442,927

		7,928,744
DENMARK — 2.59%
Coloplast A/S Class B	57,195	4,290,801
Novo Nordisk A/S Class B	261,950	10,367,883
Novozymes A/S Class B	69,440	2,996,895
TDC A/S	303,800	2,855,082
TrygVesta A/S	36,425	3,475,850

		23,986,511
FINLAND — 0.26%
Elisa OYJ	93,155	2,390,629

		2,390,629
FRANCE — 4.96%
Aeroports de Paris	5,735	647,331
Bureau Veritas SA	199,330	5,186,622
Danone	30,225	1,997,441
Dassault Systemes SA	27,280	3,234,073
Essilor International SA	32,550	3,271,518
Eutelsat Communications SA	56,575	1,717,765
Iliad SA	30,535	6,992,022
L’Air Liquide SA	44,175	5,552,130
L’Oreal SA	7,905	1,300,555
Sanofi	15,035	1,476,053
SES SA Class A FDR	278,070	8,930,420
Sodexo	27,745	2,734,701

Security	Shares	Value

Total SA	49,290	$2,814,342

		45,854,973
GERMANY — 4.30%
Beiersdorf AG	58,435	5,787,259
Deutsche Telekom AG Registered	327,515	5,300,046
Fresenius Medical Care AG & Co. KGaA	122,760	8,641,608
Fresenius SE & Co. KGaA	28,520	4,447,975
Kabel Deutschland Holding AG	21,700	2,850,854
Linde AG	20,615	3,905,951
Merck KGaA	13,020	2,021,818
QIAGEN NVa,b	44,175	968,942
SAP AG	59,985	4,583,386
Telefonica Deutschland Holding AGc	163,525	1,304,165

		39,812,004
HONG KONG — 7.51%
AIA Group Ltd.	930,000	4,281,823
BOC Hong Kong (Holdings) Ltd.	2,427,500	7,378,039
Cheung Kong Infrastructure Holdings Ltd.	930,000	5,467,559
CLP Holdings Ltd.[b]	1,472,500	11,112,778
Hang Seng Bank Ltd.[b]	868,000	13,582,063
Hong Kong and China Gas Co. Ltd. (The)	775,350	1,595,674
Link REIT (The)	1,782,500	8,057,613
MTR Corp. Ltd.	1,860,000	6,575,443
Power Assets Holdings Ltd.[b]	1,240,000	9,310,221
Swire Pacific Ltd. Class A	199,000	2,147,666

		69,508,879
IRELAND — 0.82%
Kerry Group PLC Class A	85,095	5,726,269
Ryanair Holdings PLC SP ADR[a]	38,954	1,840,577

		7,566,846
ISRAEL — 1.38%
Bank Hapoalim BM	1,016,645	5,299,238
Bank Leumi le-Israel BMa	144,460	551,512
Mizrahi Tefahot Bank Ltd.	55,490	677,626
NICE Systems Ltd.	62,155	2,431,185
Teva Pharmaceutical Industries Ltd.	84,785	3,776,357

		12,735,918
JAPAN — 25.74%
ABC-MART Inc.	42,400	1,850,076
Ajinomoto Co. Inc.	155,000	2,209,835

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Minimum Volatility ETF

January 31, 2014

Security	Shares	Value

ANA Holdings Inc.[b]	1,705,000	$3,644,556
Asahi Group Holdings Ltd.	15,500	427,529
Astellas Pharma Inc.	64,400	4,040,116
Bank of Kyoto Ltd. (The)	310,000	2,510,761
Bank of Yokohama Ltd. (The)	930,000	4,750,993
Benesse Holdings Inc.	108,500	4,303,402
Canon Inc.	31,000	913,723
Chiba Bank Ltd. (The)	1,085,000	6,979,066
Chugai Pharmaceutical Co. Ltd.	77,500	1,781,242
Chugoku Bank Ltd. (The)	217,000	2,698,005
Daito Trust Construction Co. Ltd.	22,800	2,177,497
Daiwa House Industry Co. Ltd.	90,000	1,733,196
East Japan Railway Co.	77,500	5,799,676
Eisai Co. Ltd.	170,500	6,591,964
FamilyMart Co. Ltd.	90,400	4,112,919
Gunma Bank Ltd. (The)	553,000	2,976,879
Hachijuni Bank Ltd. (The)	310,000	1,738,687
Hisamitsu Pharmaceutical Co. Inc.	31,000	1,410,403
Iyo Bank Ltd. (The)	341,000	3,233,289
Japan Airlines Co. Ltd.	93,000	4,705,398
Japan Prime Realty Investment Corp.	424	1,459,273
Japan Real Estate Investment Corp.	1,154	5,985,841
Japan Tobacco Inc.	31,000	971,780
Joyo Bank Ltd. (The)	465,000	2,234,152
Kamigumi Co. Ltd.	134,000	1,214,061
Kao Corp.	90,400	2,902,976
KDDI Corp.	31,000	1,734,128
Keikyu Corp.	59,000	470,912
Kyowa Hakko Kirin Co. Ltd.	69,000	709,722
Lawson Inc.	87,400	6,410,276
McDonald’s Holdings Co. (Japan) Ltd.	93,000	2,447,536
Mitsubishi Tanabe Pharma Corp.	201,500	2,983,429
Mizuho Financial Group Inc.	914,500	1,963,774
Nippon Building Fund Inc.	640	3,658,577
Nippon Prologis REIT Inc.	310	3,146,051
Nippon Telegraph and Telephone Corp.	124,000	6,761,426
Nissin Foods Holdings Co. Ltd.	62,000	2,708,339
Nitori Holdings Co. Ltd.	53,200	5,200,804
NTT DOCOMO Inc.	744,000	12,131,902
Odakyu Electric Railway Co. Ltd.	100,000	888,366
Oracle Corp. Japan	15,500	620,091
Oriental Land Co. Ltd.	77,500	11,850,885

Security	Shares	Value

Osaka Gas Co. Ltd.	620,000	$2,535,079
Otsuka Holdings Co. Ltd.	294,500	9,084,640
PARK24 Co. Ltd.	139,500	2,897,102
Rinnai Corp.	15,500	1,217,385
Sankyo Co. Ltd.	74,400	3,556,405
Sanrio Co. Ltd.[b]	15,500	576,776
Santen Pharmaceutical Co. Ltd.	15,500	658,087
Secom Co. Ltd.	85,500	4,887,631
Seven Bank Ltd.	775,000	2,994,068
Shimamura Co. Ltd.	33,500	2,989,165
Shizuoka Bank Ltd. (The)	855,000	8,618,326
Suruga Bank Ltd.	155,000	2,656,665
Suzuken Co. Ltd.	46,500	1,623,180
Takeda Pharmaceutical Co. Ltd.	263,500	12,383,738
Tobu Railway Co. Ltd.	424,000	1,991,430
Toho Gas Co. Ltd.	320,000	1,499,828
Tokyo Gas Co. Ltd.	1,016,000	5,100,672
TonenGeneral Sekiyu K.K.	208,000	1,827,406
Unicharm Corp.	46,500	2,562,436
USS Co. Ltd.	294,500	4,071,628
West Japan Railway Co.	217,000	8,991,930
Yamato Holdings Co. Ltd.	294,500	6,266,265

		238,033,355
NETHERLANDS — 0.82%
Unilever NV CVA	201,965	7,545,733

		7,545,733
NEW ZEALAND — 0.40%
Auckland International Airport Ltd.	1,258,135	3,713,936

		3,713,936
NORWAY — 0.91%
Statoil ASA	128,960	3,046,776
Telenor ASA	259,935	5,380,744

		8,427,520
SINGAPORE — 4.19%
ComfortDelGro Corp. Ltd.	775,000	1,173,232
DBS Group Holdings Ltd.	775,000	9,986,113
Oversea-Chinese Banking Corp. Ltd.	1,085,000	7,894,304
Singapore Airlines Ltd.	840,000	6,302,300
Singapore Press Holdings Ltd.[b]	75,000	234,118
Singapore Telecommunications Ltd.	2,170,000	5,992,881
StarHub Ltd.[b]	930,000	3,106,791
United Overseas Bank Ltd.	257,000	4,021,280

		38,711,019

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI EAFE Minimum Volatility ETF

January 31, 2014

Security	Shares	Value

SWITZERLAND — 11.66%
Barry Callebaut AG Registered	3,100	$3,676,255
EMS-Chemie Holding AG Registered	3,410	1,173,817
Givaudan SA Registered[a]	6,510	9,646,574
Kuehne & Nagel International AG Registered	9,610	1,278,645
Lindt & Spruengli AG Registered	155	8,316,927
Nestle SA Registered	191,890	13,941,768
Novartis AG Registered	178,715	14,168,539
Partners Group Holding AG	12,710	3,015,932
Roche Holding AG Genusschein	50,685	13,952,157
Schindler Holding AG Registered	3,255	479,094
SGS SA Registered	3,100	7,027,328
Swiss Prime Site AG Registered	80,910	6,298,410
Swisscom AG Registered	27,280	15,021,847
Syngenta AG Registered	27,900	9,892,000

		107,889,293
UNITED KINGDOM — 27.12%
Admiral Group PLC	48,515	1,152,127
Associated British Foods PLC	166,315	7,420,921
AstraZeneca PLC	268,925	17,053,213
Babcock International Group PLC	273,730	6,253,077
BP PLC	626,510	4,921,670
British American Tobacco PLC	179,335	8,594,273
British Sky Broadcasting Group PLC	542,190	7,805,705
Bunzl PLC	90,985	2,075,467
Capita PLC	120,435	1,946,631
Centrica PLC	2,231,380	11,412,208
Compass Group PLC	860,560	12,877,088
Diageo PLC	282,255	8,352,016
Direct Line Insurance Group PLC	129,735	564,588
Experian PLC	36,115	617,273
G4S PLC	226,765	889,953
GlaxoSmithKline PLC	541,570	13,920,278
HSBC Holdings PLC	658,440	6,784,851
Imperial Tobacco Group PLC	127,875	4,671,772
Intertek Group PLC	70,525	3,282,410
J Sainsbury PLC	691,300	3,918,468
Land Securities Group PLC	80,755	1,365,656
Marks & Spencer Group PLC	256,990	1,988,847
National Grid PLC	1,125,765	14,597,594
Next PLC	63,395	6,511,658
Pearson PLC	472,285	8,631,087
Reckitt Benckiser Group PLC	182,590	13,692,540

Security	Shares	Value

Reed Elsevier PLC	503,750	$7,343,367
Rexam PLC	239,165	1,937,765
Royal Dutch Shell PLC Class A	162,525	5,618,485
Royal Dutch Shell PLC Class B	312,790	11,437,719
Shire PLC	58,745	2,937,849
SSE PLC	619,690	13,310,875
Tesco PLC	427,955	2,253,094
Unilever PLC	251,565	9,670,234
United Utilities Group PLC	208,010	2,447,675
Vodafone Group PLC	3,782,465	14,083,011
Wm Morrison Supermarkets PLC	2,161,785	8,523,134

		250,864,579
TOTAL COMMON STOCKS
(Cost: $883,307,279)		921,771,655

SHORT-TERM INVESTMENTS — 0.89%

MONEY MARKET FUNDS — 0.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	7,409,851	7,409,851
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e,f]	417,091	417,091
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	391,591	391,591

		8,218,533

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,218,533)		8,218,533

TOTAL INVESTMENTS IN SECURITIES — 100.55%
(Cost: $891,525,812)		$929,990,188
Other Assets, Less Liabilities — (0.55)%		(5,057,744)

NET ASSETS — 100.00%		$924,932,444

FDR — Fiduciary Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iShares® MSCI USA Minimum Volatility ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.75%

AEROSPACE & DEFENSE — 1.89%
Lockheed Martin Corp.	239,317	$36,115,329
Precision Castparts Corp.	33,995	8,660,226

		44,775,555
AIR FREIGHT & LOGISTICS — 1.44%
United Parcel Service Inc. Class B	357,950	34,087,579

		34,087,579
BEVERAGES — 2.42%
Coca-Cola Co. (The)	626,670	23,700,659
PepsiCo Inc.	418,383	33,621,258

		57,321,917
BIOTECHNOLOGY — 0.61%
Amgen Inc.	110,640	13,160,628
Celgene Corp.[a]	8,132	1,235,495

		14,396,123
CHEMICALS — 3.29%
Ecolab Inc.	333,487	33,528,783
Monsanto Co.	90,192	9,609,958
Praxair Inc.	195,595	24,394,608
Sherwin-Williams Co. (The)	55,869	10,238,553

		77,771,902
COMMERCIAL BANKS — 0.50%
U.S. Bancorp	298,722	11,868,225

		11,868,225
COMMERCIAL SERVICES & SUPPLIES — 2.65%
Republic Services Inc.	434,187	13,907,010
Stericycle Inc.[a]	228,123	26,704,078
Waste Management Inc.	529,326	22,115,240

		62,726,328
COMMUNICATIONS EQUIPMENT — 2.14%
Cisco Systems Inc.	62,770	1,375,291
Motorola Solutions Inc.	291,199	18,578,496
QUALCOMM Inc.	413,945	30,722,998

		50,676,785
DISTRIBUTORS — 0.26%
Genuine Parts Co.	73,577	6,051,708

		6,051,708

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 1.05%
Berkshire Hathaway Inc. Class Ba	221,883	$24,762,143

		24,762,143
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.42%
AT&T Inc.	1,027,949	34,251,260
CenturyLink Inc.	420,279	12,129,252
Verizon Communications Inc.	718,989	34,525,852

		80,906,364
ELECTRIC UTILITIES — 3.94%
Duke Energy Corp.	485,744	34,303,242
NextEra Energy Inc.	87,568	8,050,126
Southern Co. (The)	751,580	30,995,159
Xcel Energy Inc.	682,710	19,737,146

		93,085,673
FOOD & STAPLES RETAILING — 1.44%
Wal-Mart Stores Inc.	457,041	34,131,822

		34,131,822
FOOD PRODUCTS — 4.79%
Campbell Soup Co.	158,567	6,534,546
General Mills Inc.	701,414	33,681,900
Hershey Co. (The)	183,853	18,274,988
Hormel Foods Corp.	363,195	16,503,581
J.M. Smucker Co. (The)	11,220	1,081,496
Kellogg Co.	125,531	7,278,287
McCormick & Co. Inc. NVS	284,334	18,248,556
Mondelez International Inc. Class A	358,865	11,752,829

		113,356,183
HEALTH CARE EQUIPMENT & SUPPLIES — 4.65%
Abbott Laboratories	866,919	31,781,251
Baxter International Inc.	95,704	6,536,583
Becton, Dickinson and Co.	311,886	33,721,114
C.R. Bard Inc.	150,078	19,448,608
Medtronic Inc.	324,795	18,370,405

		109,857,961
HEALTH CARE PROVIDERS & SERVICES — 3.53%
AmerisourceBergen Corp.	368,198	24,750,270
Cardinal Health Inc.	53,785	3,658,456
DaVita HealthCare Partners Inc.[a]	46,946	3,048,204
Henry Schein Inc.[a]	26,802	3,079,282
Laboratory Corp. of America Holdings[a,b]	137,028	12,309,225

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI USA Minimum Volatility ETF

January 31, 2014

Security	Shares	Value

McKesson Corp.	120,888	$21,084,076
Patterson Companies Inc.	32,220	1,287,511
Quest Diagnostics Inc.	189,392	9,943,080
UnitedHealth Group Inc.	59,484	4,299,503

		83,459,607
HOTELS, RESTAURANTS & LEISURE — 2.40%
McDonald’s Corp.	370,469	34,887,066
Starbucks Corp.	148,667	10,573,197
Yum! Brands Inc.	168,483	11,313,633

		56,773,896
HOUSEHOLD PRODUCTS — 4.16%
Church & Dwight Co. Inc.	170,067	10,982,927
Clorox Co. (The)	55,444	4,894,042
Colgate-Palmolive Co.	277,110	16,967,445
Kimberly-Clark Corp.	316,599	34,626,432
Procter & Gamble Co. (The)	404,435	30,987,810

		98,458,656
INDUSTRIAL CONGLOMERATES — 1.03%
3M Co.	189,479	24,289,313

		24,289,313
INSURANCE — 6.70%
ACE Ltd.	63,366	5,944,364
Alleghany Corp.[a]	38,179	14,215,187
Aon PLC	89,950	7,237,377
Arch Capital Group Ltd.[a,b]	382,688	20,592,441
Chubb Corp. (The)	348,835	29,490,511
Everest Re Group Ltd.	96,267	13,935,611
Marsh & McLennan Companies Inc.	298,816	13,658,879
PartnerRe Ltd.	74,946	7,357,449
RenaissanceRe Holdings Ltd.	127,797	11,592,466
Travelers Companies Inc. (The)	192,428	15,640,548
W.R. Berkley Corp.	329,454	12,769,637
Willis Group Holdings PLC	139,058	5,987,838

		158,422,308
INTERNET SOFTWARE & SERVICES — 1.00%
Google Inc. Class Aa	12,112	14,303,908
VeriSign Inc.[a,b]	24,005	1,410,294
Yahoo! Inc.[a]	217,847	7,846,849

		23,561,051
IT SERVICES — 7.94%
Accenture PLC Class A	38,776	3,097,427
Automatic Data Processing Inc.	469,550	35,967,530

Security	Shares	Value

Fidelity National Information Services Inc.	189,944	$9,630,161
Fiserv Inc.[a]	386,949	21,688,491
International Business Machines Corp.	148,592	26,253,235
MasterCard Inc. Class A	277,504	21,001,503
Paychex Inc.[b]	838,156	35,051,684
Total System Services Inc.	362,046	10,817,934
Visa Inc. Class A	112,511	24,238,245

		187,746,210
LEISURE EQUIPMENT & PRODUCTS — 0.07%
Mattel Inc.	44,468	1,682,669

		1,682,669
LIFE SCIENCES TOOLS & SERVICES — 0.09%
Life Technologies Corp.[a]	28,480	2,166,474

		2,166,474
MEDIA — 0.29%
Comcast Corp. Class A Special NVS	26,231	1,373,193
News Corp. Class A NVS[a]	277,035	4,421,478
Scripps Networks Interactive Inc. Class A	15,961	1,157,492

		6,952,163
METALS & MINING — 0.50%
Newmont Mining Corp.	548,865	11,855,484

		11,855,484
MULTI-UTILITIES — 4.24%
Consolidated Edison Inc.	553,950	30,140,420
Dominion Resources Inc.	386,697	26,260,593
PG&E Corp.	438,168	18,468,781
Sempra Energy	30,630	2,839,707
Wisconsin Energy Corp.	530,324	22,628,925

		100,338,426
MULTILINE RETAIL — 2.58%
Dollar General Corp.[a]	324,396	18,269,983
Dollar Tree Inc.[a]	45,464	2,296,841
Family Dollar Stores Inc.	245,805	15,195,665
Target Corp.	444,017	25,149,123

		60,911,612
OIL, GAS & CONSUMABLE FUELS — 5.63%
Chevron Corp.	175,476	19,588,386
ConocoPhillips	68,333	4,438,228

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI USA Minimum Volatility ETF

January 31, 2014

Security	Shares	Value

Exxon Mobil Corp.	387,689	$35,729,418
Kinder Morgan Inc.	632,452	21,509,693
Kinder Morgan Management LLC[a,b]	317,536	23,970,761
Spectra Energy Corp.	774,849	27,855,822

		133,092,308
PHARMACEUTICALS — 9.68%
Actavis PLC[a]	69,312	13,098,582
Allergan Inc.	139,880	16,030,248
Bristol-Myers Squibb Co.	486,928	24,331,792
Eli Lilly and Co.	629,283	33,987,575
Forest Laboratories Inc.[a]	266,613	17,676,442
Johnson & Johnson	384,827	34,045,645
Merck & Co. Inc.	755,776	40,033,455
Perrigo Co. PLC	98,800	15,379,208
Pfizer Inc.	1,129,499	34,336,769

		228,919,716
PROFESSIONAL SERVICES — 1.25%
Nielsen Holdings NV	41,868	1,770,598
Verisk Analytics Inc. Class Aa	433,322	27,671,943

		29,442,541
REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.29%
American Tower Corp.	276,022	22,324,659
Cole Real Estate Investment Inc.	724,833	10,981,220
Equity Residential	111,836	6,193,478
Federal Realty Investment Trust[b]	109,956	11,985,204
Health Care REIT Inc.[b]	75,460	4,370,643
Public Storage	124,324	19,592,219
Ventas Inc.	36,174	2,256,896

		77,704,319
ROAD & RAIL — 0.31%
J.B. Hunt Transport Services Inc.	96,187	7,218,834

		7,218,834
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.35%
Intel Corp.	335,169	8,225,047

		8,225,047
SOFTWARE — 2.31%
ANSYS Inc.[a]	57,101	4,484,142
Intuit Inc.	260,429	19,076,424
Microsoft Corp.	350,956	13,283,685
Synopsys Inc.[a]	443,018	17,658,697

		54,502,948

Security	Shares	Value

SPECIALTY RETAIL — 4.50%
AutoZone Inc.[a,b]	66,609	$32,975,452
Bed Bath & Beyond Inc.[a]	65,719	4,196,158
Home Depot Inc. (The)	75,086	5,770,359
O’Reilly Automotive Inc.[a]	133,537	17,490,676
PetSmart Inc.	119,465	7,526,295
Ross Stores Inc.	90,158	6,122,630
TJX Companies Inc. (The)	565,591	32,442,300

		106,523,870
TOBACCO — 1.64%
Altria Group Inc.	650,497	22,910,504
Reynolds American Inc.	325,311	15,777,584

		38,688,088
WIRELESS TELECOMMUNICATION SERVICES — 1.77%
Crown Castle International Corp.[a]	344,165	24,421,949
SBA Communications Corp. Class Aa,b	188,455	17,479,201

		41,901,150
TOTAL COMMON STOCKS
(Cost: $2,294,501,760)		2,358,612,958

SHORT-TERM INVESTMENTS — 3.71%

MONEY MARKET FUNDS — 3.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	80,925,867	80,925,867
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	4,555,207	4,555,207
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,200,940	2,200,940

		87,682,014
TOTAL SHORT-TERM INVESTMENTS
(Cost: $87,682,014)		87,682,014

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iShares® MSCI USA Minimum Volatility ETF

January 31, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 103.46%
(Cost: $2,382,183,774)	$2,446,294,972
Other Assets, Less Liabilities — (3.46)%	(81,799,466)

NET ASSETS — 100.00%	$2,364,495,506

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2014

	iShares MSCI EAFE Minimum Volatility ETF	iShares MSCI USA Minimum Volatility ETF

ASSETS
Investments, at cost:
Unaffiliated	$883,307,279	$2,294,501,760
Affiliated (Note 2)	8,218,533	87,682,014

Total cost of investments	$891,525,812	$2,382,183,774

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$921,771,655	$2,358,612,958
Affiliated (Note 2)	8,218,533	87,682,014

Total fair value of investments	929,990,188	2,446,294,972
Foreign currency, at value[b]	791,648	—
Cash	—	41,138
Receivables:
Due from custodian (Note 4)	4,603,311	—
Dividends and interest	2,135,802	3,088,541
Capital shares sold	—	1,005,381

Total Assets	937,520,949	2,450,430,032

LIABILITIES
Payables:
Investment securities purchased	4,603,311	—
Collateral for securities on loan (Note 1)	7,826,942	85,481,074
Capital shares redeemed	—	141,076
Investment advisory fees (Note 2)	158,252	312,376

Total Liabilities	12,588,505	85,934,526

NET ASSETS	$924,932,444	$2,364,495,506

Net assets consist of:
Paid-in capital	$891,541,279	$2,315,186,811
Undistributed (distributions in excess) of net investment income	(2,145,042)	3,043,930
Accumulated net realized loss	(2,930,168)	(17,846,433)
Net unrealized appreciation	38,466,375	64,111,198

NET ASSETS	$924,932,444	$2,364,495,506

Shares outstanding[c]	15,500,000	68,700,000

Net asset value per share	$59.67	$34.42

[a]	Securities on loan with values of $7,435,267 and $83,715,459, respectively. See Note 1.
[b]	Cost of foreign currency: $796,649 and $ —, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2014

	iShares MSCI EAFE Minimum Volatility ETF	iShares MSCI USA Minimum Volatility ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$10,074,171	$26,955,225
Interest — affiliated (Note 2)	116	355
Securities lending income — affiliated (Note 2)	59,206	70,211

Total investment income	10,133,493	27,025,791

EXPENSES
Investment advisory fees (Note 2)	1,463,330	1,716,067

Total expenses	1,463,330	1,716,067
Less investment advisory fees waived (Note 2)	(591,711)	—

Net expenses	871,619	1,716,067

Net investment income	9,261,874	25,309,724

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(3,594,171)	(21,316,472)
In-kind redemptions — unaffiliated	5,203,137	27,720,551
Foreign currency transactions	58,372	—

Net realized gain	1,667,338	6,404,079

Net change in unrealized appreciation/depreciation on:
Investments	12,851,177	30,004,055
Translation of assets and liabilities in foreign currencies	28,546	—

Net change in unrealized appreciation/depreciation	12,879,723	30,004,055

Net realized and unrealized gain	14,547,061	36,408,134

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,808,935	$61,717,858

[a]	Net of foreign withholding tax of $487,115 and $2,131, respectively.

See notes to financial statements.

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI EAFE Minimum Volatility ETF		iShares MSCI USA Minimum Volatility ETF
	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013	Six months ended January 31, 2014 (Unaudited)	Year ended July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,261,874	$11,489,121	$25,309,724	$42,846,493
Net realized gain (loss)	1,667,338	(2,437,877)	6,404,079	212,490,591
Net change in unrealized appreciation/depreciation	12,879,723	23,103,947	30,004,055	25,080,908

Net increase in net assets resulting from operations	23,808,935	32,155,191	61,717,858	280,417,992

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,844,801)	(11,043,532)	(30,529,641)	(35,193,612)

Total distributions to shareholders	(11,844,801)	(11,043,532)	(30,529,641)	(35,193,612)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	206,098,776	655,368,444	488,406,854	4,067,965,732
Cost of shares redeemed	(30,683,691)	(11,598,387)	(480,393,862)	(2,341,704,213)

Net increase in net assets from capital share transactions	175,415,085	643,770,057	8,012,992	1,726,261,519

INCREASE IN NET ASSETS	187,379,219	664,881,716	39,201,209	1,971,485,899

NET ASSETS
Beginning of period	737,553,225	72,671,509	2,325,294,297	353,808,398

End of period	$924,932,444	$737,553,225	$2,364,495,506	$2,325,294,297

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,145,042)	$437,885	$3,043,930	$8,263,847

SHARES ISSUED AND REDEEMED
Shares sold	3,400,000	11,400,000	14,000,000	127,200,000
Shares redeemed	(500,000)	(200,000)	(14,200,000)	(70,300,000)

Net increase (decrease) in shares outstanding	2,900,000	11,200,000	(200,000)	56,900,000

See notes to financial statements.

FINANCIAL STATEMENTS	17

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI EAFE Minimum Volatility ETF

	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Period from Oct. 18, 2011[a] to Jul. 31, 2012
Net asset value, beginning of period	$58.54	$51.91	$49.77

Income from investment operations:
Net investment income[b]	0.65	1.95	1.38
Net realized and unrealized gain[c]	1.25	5.97	1.57

Total from investment operations	1.90	7.92	2.95

Less distributions from:
Net investment income	(0.77)	(1.29)	(0.81)

Total distributions	(0.77)	(1.29)	(0.81)

Net asset value, end of period	$59.67	$58.54	$51.91

Total return	3.26%[d]	15.39%	6.02%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$924,932	$737,553	$72,672
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%
Ratio of expenses to average net assets prior to waived fees[e]	0.34%	0.34%	0.34%
Ratio of net investment income to average net assets[e]	2.13%	3.38%	3.49%
Portfolio turnover rate[f]	11%	27%	25%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights   (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI USA Minimum Volatility ETF

	Six months ended Jan. 31, 2014 (Unaudited)	Year ended Jul. 31, 2013	Period from Oct. 18, 2011[a] to Jul. 31, 2012
Net asset value, beginning of period	$33.75	$29.48	$25.32

Income from investment operations:
Net investment income[b]	0.38	0.83	0.56
Net realized and unrealized gain[c]	0.77	4.13	3.85

Total from investment operations	1.15	4.96	4.41

Less distributions from:
Net investment income	(0.48)	(0.69)	(0.25)

Total distributions	(0.48)	(0.69)	(0.25)

Net asset value, end of period	$34.42	$33.75	$29.48

Total return	3.42%[d]	17.08%	17.50%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,364,496	$2,325,294	$353,808
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	2.21%	2.56%	2.48%
Portfolio turnover rate[f]	12%	26%	30%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	19

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI EAFE Minimum Volatility	Non-diversified
MSCI USA Minimum Volatility	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund may invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of January 31, 2014, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of January 31, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment advisor, or its affiliates.

As of January 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of January 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares ETF	Market Value of Securities on Loan
MSCI EAFE Minimum Volatility	$7,435,267
MSCI USA Minimum Volatility	83,715,459

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares MSCI EAFE Minimum Volatility ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

For its investment advisory services to the iShares MSCI USA Minimum Volatility ETF, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of the Fund.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI EAFE Minimum Volatility ETF through December 31, 2014 in order to limit total annual operating expenses to 0.20% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) the iShares MSCI EAFE Minimum Volatility ETF retains 75% of securities lending income (commencing January 1, 2015 the amount the Fund will retain is expected to change to 70% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

collateral investment fees. Prior to January 1, 2014, the Fund retained 65% of securities lending income and paid no collateral investment fees.

Pursuant to a securities lending agreement effective January 1, 2014, (i) the iShares MSCI USA Minimum Volatility ETF retains 70% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, the Fund retained 65% of securities lending income and paid no collateral investment fees.

For the six months ended January 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
MSCI EAFE Minimum Volatility	$30,377
MSCI USA Minimum Volatility	37,781

In addition, commencing the business day following a “Hurdle Date” (the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, the iShares MSCI EAFE Minimum Volatility ETF will (i) receive for the remainder of that calendar year 80% of securities lending income (for any Hurdle Date after January 1, 2015, the Fund will retain 75% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees. The iShares MSCI USA Minimum Volatility ETF will (i) receive for the remainder of that calendar year 75% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended January 31, 2014, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2014 were as follows:

iShares ETF	Purchases	Sales
MSCI EAFE Minimum Volatility	$95,962,749	$93,458,404
MSCI USA Minimum Volatility	278,649,212	283,126,029

In-kind transactions (see Note 4) for the six months ended January 31, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI EAFE Minimum Volatility	$200,684,817	$29,887,033
MSCI USA Minimum Volatility	477,551,986	472,823,627

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of July 31, 2013, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI EAFE Minimum Volatility	$612,772
MSCI USA Minimum Volatility	281,905

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI EAFE Minimum Volatility	$895,178,027	$64,564,949	$(29,752,788)	$34,812,161
MSCI USA Minimum Volatility	2,395,021,855	135,934,651	(84,661,534)	51,273,117

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	27

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI EAFE Minimum Volatility	$0.625813	$—	$0.148357	$0.774170	81%	—%	19%	100%
MSCI USA Minimum Volatility	0.441746	—	0.035930	0.477676	92	—	8	100

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	29

Notes:

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-79-0114

JANUARY 31, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core MSCI EAFE ETF | IEFA | NYSE Arca
➢	iShares Core MSCI Total International Stock ETF | IXUS | NYSE Arca

Fund Performance Overview

iSHARES® CORE MSCI EAFE ETF

Performance as of January 31, 2014

The iShares Core MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 8.23%, net of fees, while the total return for the Index was 8.24%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.17%	12.31%	12.99%	13.17%	12.31%	12.99%
Since Inception	17.15%	16.79%	17.10%	22.67%	22.17%	22.48%

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,082.30	$0.52	$1,000.00	$1,024.70	$0.51	0.10%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Financials	24.94%
Industrials	14.14
Consumer Discretionary	12.86
Consumer Staples	10.08
Health Care	9.86
Materials	7.84
Energy	6.70
Information Technology	5.15
Telecommunication Services	5.11
Utilities	3.32

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/14

Country	Percentage of Total Investments*

United Kingdom	21.99%
Japan	21.76
France	9.16
Germany	8.98
Switzerland	8.53
Australia	7.22
Sweden	3.33
Spain	3.30
Hong Kong	2.81
Netherlands	2.58

TOTAL	89.66%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

Performance as of January 31, 2014

The iShares Core MSCI Total International Stock ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization non U.S. equities, as represented by the MSCI ACWI ex USA IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 5.99%, net of fees, while the total return for the Index was 6.01%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.61%	6.08%	6.56%	6.61%	6.08%	6.56%
Since Inception	10.89%	10.73%	10.89%	14.27%	14.06%	14.20%

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,059.90	$0.67	$1,000.00	$1,024.60	$0.66	0.13%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Financials	25.60%
Industrials	12.45
Consumer Discretionary	11.70
Consumer Staples	9.13
Materials	8.59
Energy	8.43
Health Care	7.86
Information Technology	7.29
Telecommunication Services	5.15
Utilities	3.16
Investment Companies	0.64

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST COUNTRY ALLOCATIONS

As of 1/31/14

Country	Percentage of Total Investments*

United Kingdom	15.96%
Japan	15.76
Canada	7.29
France	6.66
Germany	6.51
Switzerland	6.20
Australia	5.24
China	3.97
South Korea	3.31
Taiwan	2.67

TOTAL	73.57%

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2013 and held through January 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.98%

AUSTRALIA — 7.19%
Abacus Property Group	31,036	$60,656
Acrux Ltd.	19,973	40,429
Adelaide Brighton Ltd.	43,660	143,993
AGL Energy Ltd.	52,796	700,180
Ainsworth Game Technology Ltd.	10,786	39,714
ALS Ltd.	37,477	259,955
Alumina Ltd.[a]	245,736	273,366
Amcor Ltd.	114,809	1,072,830
AMP Ltd.	280,876	1,046,424
Ansell Ltd.	14,553	243,411
APA Group	80,455	420,480
APN News & Media Ltd.[a]	50,847	20,851
Aquarius Platinum Ltd.[a]	56,189	37,259
Aquila Resources Ltd.[a]	17,958	38,074
ARB Corp. Ltd.	5,098	49,062
Ardent Leisure Group	48,744	83,570
Aristocrat Leisure Ltd.	43,627	173,194
Arrium Ltd.	133,931	181,709
Asciano Ltd.	92,797	455,025
ASX Ltd.	18,780	583,653
Atlas Iron Ltd.	83,271	73,380
Aurizon Holdings Ltd.	192,234	825,203
Aurora Oil and Gas Ltd.[a]	40,102	95,520
Ausdrill Ltd.	28,906	22,698
Austin Engineering Ltd.	7,480	23,168
Australand Property Group	34,007	115,124
Australia and New Zealand Banking Group Ltd.	261,508	6,874,632
Australian Agricultural Co. Ltd.[a]	53,237	55,042
Automotive Holdings Group	16,240	53,135
Aveo Group	34,230	63,614
AWE Ltd.[a]	54,711	61,817
Bank of Queensland Ltd.	31,070	309,038
Beach Energy Ltd.	120,448	149,755
Beadell Resources Ltd.[a,b]	86,810	54,913
Bendigo and Adelaide Bank Ltd.	39,216	396,905
BHP Billiton Ltd.	306,876	9,791,591
BlueScope Steel Ltd.[a]	54,367	256,150
Boral Ltd.	74,601	309,174
Bradken Ltd.	17,432	76,047
Brambles Ltd.	148,782	1,169,609
Buru Energy Ltd.[a]	25,979	41,593
BWP Trust	47,786	92,559

Security	Shares	Value

Cabcharge Australia Ltd.	13,406	$44,799
Caltex Australia Ltd.	13,262	223,554
Cardno Ltd.	14,277	79,723
carsales.com Ltd.	20,363	160,256
CFS Retail Property Trust Group	196,552	332,694
Challenger Diversified Property Group	15,414	33,622
Challenger Ltd.	53,085	277,900
Charter Hall Group	22,917	74,182
Charter Hall Retail REIT	31,844	99,466
Coca-Cola Amatil Ltd.	53,991	550,682
Cochlear Ltd.	5,526	275,931
Commonwealth Bank of Australia	153,408	9,935,571
Commonwealth Property Office Fund	204,327	219,279
Computershare Ltd.	45,129	439,819
Cromwell Group	123,314	102,750
Crown Resorts Ltd.	38,180	555,645
CSL Ltd.	47,026	2,882,780
CSR Ltd.	52,001	132,483
David Jones Ltd.	49,459	129,027
Decmil Group Ltd.	18,007	30,637
Dexus Property Group	437,575	379,875
Domino’s Pizza Enterprises Ltd.	6,186	87,706
Downer EDI Ltd.	43,919	188,914
Drillsearch Energy Ltd.[a,b]	40,878	51,537
DUET Group	115,160	209,997
DuluxGroup Ltd.	36,600	170,844
Echo Entertainment Group Ltd.	72,104	148,469
Energy Resources of Australia Ltd.[a]	18,366	20,191
Energy World Corp. Ltd.[a,b]	74,040	23,579
Envestra Ltd.	96,164	95,650
Fairfax Media Ltd.	206,887	120,941
Federation Centres	135,503	268,374
FlexiGroup Ltd.	22,431	79,263
Flight Centre Travel Group Ltd.	5,233	216,738
Forge Group Ltd.	36,135	22,542
Fortescue Metals Group Ltd.	148,926	692,569
G.U.D Holdings Ltd.	11,920	65,209
G8 Education Ltd.	24,460	69,359
Goodman Fielder Ltd.	181,468	107,665
Goodman Group	161,494	658,019
GPT Group	161,150	507,578
GrainCorp Ltd. Class A	17,342	114,995

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

GWA Group Ltd.	23,655	$61,917
Harvey Norman Holdings Ltd.	49,329	129,119
Hills Ltd.	21,546	32,898
Horizon Oil Ltd.[a]	119,376	34,892
iiNET Ltd.	13,358	78,554
Iluka Resources Ltd.	40,327	308,927
Incitec Pivot Ltd.	156,169	389,696
Independence Group NL	19,299	55,567
Insurance Australia Group Ltd.	219,285	1,050,380
Investa Office Fund	58,227	157,489
Invocare Ltd.	10,370	95,002
IOOF Holdings Ltd.	20,362	156,517
Iress Ltd.	14,188	111,164
James Hardie Industries SE	42,501	478,359
JB Hi-Fi Ltd.	9,713	152,543
Karoon Gas Australia Ltd.[a]	21,184	59,331
Leighton Holdings Ltd.	16,435	235,885
Lend Lease Group	51,731	475,275
Lynas Corp. Ltd.[a,b]	185,144	46,038
M2 Group Ltd.	15,909	85,921
Macquarie Atlas Roads Group	40,475	99,587
Macquarie Group Ltd.	27,788	1,311,413
Magellan Financial Group Ltd.	10,596	104,284
Mayne Pharma Group Ltd.[a]	53,464	34,286
McMillan Shakespeare Ltd.	5,020	51,946
Mermaid Marine Australia Ltd.	24,475	62,569
Mesoblast Ltd.[a,b]	16,460	84,445
Metcash Ltd.	86,175	227,067
Mineral Deposits Ltd.[a,b]	11,720	22,803
Mineral Resources Ltd.	13,104	128,967
Mirvac Group	344,776	502,364
Monadelphous Group Ltd.[b]	8,239	114,873
Mount Gibson Iron Ltd.	65,341	59,861
Myer Holdings Ltd.	57,535	127,004
National Australia Bank Ltd.	223,961	6,497,248
Navitas Ltd.	18,095	106,726
Newcrest Mining Ltd.	74,593	628,045
Northern Star Resources Ltd.	43,653	33,517
NRW Holdings Ltd.	30,103	32,831
Nufarm Ltd.	15,908	53,853
Orica Ltd.	35,121	720,112
Origin Energy Ltd.	104,966	1,280,328
Orora Ltd.[a]	165,654	185,002
OZ Minerals Ltd.	30,340	93,180
Pacific Brands Ltd.	93,744	50,302

Security	Shares	Value

PanAust Ltd.	53,192	$75,880
Papillon Resources Ltd.[a]	38,836	39,814
Perpetual Ltd.	4,401	180,628
Platinum Asset Management Ltd.	21,542	127,621
Premier Investments Ltd.	9,085	60,480
Primary Health Care Ltd.	45,591	197,300
Programmed Maintenance Services Ltd.	14,518	39,014
Qantas Airways Ltd.[a]	123,322	118,358
QBE Insurance Group Ltd.	116,330	1,166,211
Qube Logistics Holdings Ltd.	52,939	96,074
Ramsay Health Care Ltd.	12,501	478,386
REA Group Ltd.	5,263	186,663
Recall Holdings Ltd.[a]	42,440	166,260
Regis Resources Ltd.	35,510	83,653
Reject Shop Ltd. (The)	3,540	34,593
Retail Food Group Ltd.	11,872	43,505
Rio Tinto Ltd.	41,466	2,374,795
Roc Oil Co. Ltd.[a]	59,643	23,938
SAI Global Ltd.	23,642	77,354
Sandfire Resources NLa	8,503	43,104
Santos Ltd.	91,981	1,070,581
Seek Ltd.	31,209	337,922
Senex Energy Ltd.[a]	85,245	49,088
Seven West Media Ltd.	64,516	123,276
Shopping Centres Australasia Property Group	61,885	80,182
Sigma Pharmaceuticals Ltd.	115,228	59,819
Sims Metal Management Ltd.[a]	15,901	144,008
Sirius Resources NLa	22,679	43,334
Skilled Group Ltd.	15,712	39,070
SMS Management & Technology Ltd.	11,593	40,864
Sonic Healthcare Ltd.	36,245	522,108
Southern Cross Media Group Ltd.	54,599	74,791
SP AusNet	160,271	173,397
Spark Infrastructure Group	129,509	185,314
St Barbara Ltd.[a]	78,902	21,685
Starpharma Holdings Ltd.[a]	35,363	24,683
Steadfast Group Ltd.[a]	57,178	81,068
Stockland Corp. Ltd.	217,268	688,126
STW Communications Group Ltd.	42,310	53,527
Suncorp Group Ltd.	122,351	1,300,230
Sundance Energy Australia Ltd.[a]	45,064	40,105
Super Retail Group Ltd.	13,070	122,132

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

Sydney Airport	100,479	$345,412
Syrah Resources Ltd.[a]	8,100	19,435
Tabcorp Holdings Ltd.	72,201	217,334
Tatts Group Ltd.	131,664	343,482
Telstra Corp. Ltd.	419,772	1,882,530
Ten Network Holdings Ltd.[a]	183,815	56,934
Tiger Resources Ltd.[a]	98,655	32,279
Toll Holdings Ltd.	65,983	321,817
Tox Free Solutions Ltd.	16,736	48,771
TPG Telecom Ltd.	26,626	125,448
Transpacific Industries Group Ltd.[a]	153,449	149,281
Transurban Group	132,644	799,707
Treasury Wine Estates Ltd.	60,752	192,942
UGL Ltd.	17,749	108,557
Virtus Health Ltd.[a]	9,258	67,125
Wesfarmers Ltd.	95,051	3,483,143
Western Areas NL	19,746	46,000
Westfield Group	194,495	1,730,908
Westfield Retail Trust	278,585	734,057
Westpac Banking Corp.	295,569	7,960,876
Whitehaven Coal Ltd.[a]	72,921	114,204
Woodside Petroleum Ltd.	62,433	2,036,193
Woolworths Ltd.	119,629	3,556,100
WorleyParsons Ltd.	20,203	289,966
Wotif.com Holdings Ltd.	11,337	24,135

		100,098,980
AUSTRIA — 0.35%
AMAG Austria Metall AGc	1,055	32,723
Andritz AG	7,051	387,477
CA Immobilien Anlagen AG	7,466	129,881
conwert Immobilien Invest SE	6,933	89,858
Erste Group Bank AG	24,636	897,184
EVN AG	3,482	54,235
Flughafen Wien AG	1,037	83,417
IMMOFINANZ AG	92,775	437,766
Kapsch TrafficCom AG	556	30,741
Lenzing AG	919	55,590
Mayr-Melnhof Karton AG	846	103,420
Oesterreichische Post AG	3,289	151,668
OMV AG	14,401	623,397
Palfinger AG	1,205	50,619
Raiffeisen International Bank Holding AG	8,952	344,058
RHI AG	2,402	78,729
S IMMO AG	6,765	48,169

Security	Shares	Value

Schoeller-Bleckmann Oilfield Equipment AG	1,031	$107,697
Semperit AG Holding	979	49,509
Telekom Austria AG	20,795	181,916
Vienna Insurance Group AG	3,680	174,686
Voestalpine AG	10,922	489,661
Wienerberger AG	11,373	180,210
Zumtobel AG	2,947	64,580

		4,847,191
BELGIUM — 1.18%
Ablynx NVa	7,875	76,888
Ackermans & van Haaren NV	2,383	257,762
Ageas	21,227	912,444
Agfa-Gevaert NVa	27,822	82,167
Anheuser-Busch InBev NV	76,560	7,335,558
Arseus NV	2,106	75,318
Barco NV	1,206	91,450
Befimmo SA	1,694	115,319
Bekaert NV	3,706	127,692
Belgacom SA	14,265	407,634
bpost SA	5,108	99,537
Cofinimmo SA	1,539	179,171
Colruyt SA	6,832	387,788
Compagnie d’Entreprises CFE SA	876	76,668
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	9,630	619,588
Econocom Group SA	6,712	71,054
Elia System Operator SA	2,249	103,558
Euronav SAa	3,145	41,012
EVS Broadcast Equipment SA	1,495	89,615
Galapagos NVa,b	3,272	79,204
GIMV NV	2,402	119,398
Groupe Bruxelles Lambert SA	7,702	696,106
KBC Ancora SCA[a]	3,464	131,686
KBC Groep NV	23,808	1,408,021
Kinepolis Group NV	403	64,004
Melexis NV	2,193	75,975
Mobistar SA	2,985	56,436
Nyrstar NVb	16,111	61,921
SA D’Ieteren NV	1,792	85,910
Solvay SA	5,613	784,948
Telenet Group Holding NV	4,951	294,107
Tessenderlo Chemie NV	2,832	73,823
ThromboGenics NVa,b	3,406	85,984
UCB SA	10,378	734,611

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

Umicore SA	10,622	$454,510
Viohalco SAa	7,884	39,870
Warehouses De Pauw SCA	1,387	98,946

		16,495,683
DENMARK — 1.42%
A.P. Moeller-Maersk A/S Class A	51	545,196
A.P. Moeller-Maersk A/S Class B	127	1,416,173
ALK-Abello A/S	743	97,086
Alm. Brand A/Sa	9,428	44,302
Auriga Industries A/S Class Ba	1,539	48,397
Bang & Olufsen A/S Class Ba	5,076	51,832
Bavarian Nordic A/Sa	3,734	64,785
Carlsberg A/S Class B	10,222	995,754
Christian Hansen Holding A/S	8,954	345,819
Coloplast A/S Class B	10,729	804,896
D/S Norden A/S	2,802	130,854
Danske Bank A/Sa	62,448	1,408,512
DSV A/S	17,346	556,135
FLSmidth & Co. A/Sb	5,271	280,833
Genmab A/Sa	3,850	152,799
GN Store Nord A/S	15,315	363,144
Jyske Bank A/S Registered[a]	6,726	343,888
Matas A/Sa	3,531	95,404
NKT Holding A/S	2,631	153,015
Novo Nordisk A/S Class B	190,719	7,548,586
Novozymes A/S Class B	22,130	955,088
Pandora A/S	8,754	501,051
Rockwool International A/S Class B	683	123,808
Royal Unibrew A/S	1,012	127,845
Schouw & Co. A/S	1,434	62,977
SimCorp A/S	4,260	155,906
Solar Holdings A/S Class B	887	57,390
Sydbank A/Sa	7,030	178,763
TDC A/S	77,808	731,232
Topdanmark A/Sa	9,143	241,582
TrygVesta A/S	2,328	222,149
United International Enterprises Ltd.	193	38,369
Vestas Wind Systems A/Sa	19,510	641,736
William Demant Holding A/Sa	2,502	229,935

		19,715,241
FINLAND — 0.94%
Amer Sports OYJ Class A	11,152	230,398
Cargotec Corp. OYJ Class B	3,433	122,082

Security	Shares	Value

Caverion Corp.[a]	10,205	$99,361
Citycon OYJ	25,082	85,576
Cramo OYJ	2,735	54,328
Elisa OYJ	13,430	344,653
Fortum OYJ	42,428	912,600
Huhtamaki OYJ	7,911	196,405
Kemira OYJ	9,417	131,311
Kesko OYJ Class B	5,949	219,577
Kone OYJ Class B	29,806	1,213,886
Konecranes OYJ[b]	4,506	158,902
Metsa Board OYJ Class B	18,140	72,165
Metso OYJ	12,190	381,710
Neste Oil OYJ	12,625	225,587
Nokia OYJ[a]	358,120	2,484,741
Nokian Renkaat OYJ	10,657	449,828
Oriola-KD OYJ Class B	12,058	42,766
Orion OYJ Class B	9,113	238,167
Outokumpu OYJ[a,b]	90,222	52,598
Outotec OYJ	15,731	160,590
PKC Group OYJ	2,289	71,584
Pohjola Bank PLC Class A	13,587	267,512
Ramirent OYJ	6,908	81,886
Rautaruukki OYJ	8,556	101,421
Sampo OYJ Class A	39,685	1,843,668
Sanoma OYJ	8,633	68,164
Sponda OYJ	22,198	107,467
Stockmann OYJ Abp Class B	2,220	33,680
Stora Enso OYJ Class R	52,912	495,200
Technopolis OYJ	8,958	54,845
Tieto OYJ	5,798	127,292
UPM-Kymmene OYJ	50,268	771,438
Uponor OYJ	5,604	89,780
Valmet Corp.[a]	11,186	94,356
Wartsila OYJ Abp	16,804	912,560
YIT OYJ	10,161	127,845

		13,125,929
FRANCE — 9.12%
AB Science SAa,b	1,680	28,116
ABC Arbitrage	9,828	65,340
Accor SA	14,837	707,999
Aeroports de Paris	2,578	290,988
Air France-KLM[a]	4,673	53,767
Airbus Group NV	56,483	4,007,313
Alcatel-Lucent[a]	265,798	1,074,251
ALSTOM	20,398	579,038

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

Altamir Amboise SCA	5,528	$80,512
ALTEN	2,525	113,883
Altran Technologies SAa	14,403	131,650
ANF Immobilier	644	20,669
Aperam[a]	5,725	102,952
APRIL	1,612	36,303
ArcelorMittal	96,023	1,595,340
Arkema SA	5,936	633,515
Assystem	2,331	65,007
Atos SA	6,515	570,111
AXA SA	170,583	4,485,775
Belvedere SAa	2,777	34,116
Beneteau SAa	3,965	60,528
BNP Paribas SA	94,549	7,325,110
Boiron SA	792	56,073
Bonduelle SCA	1,756	44,543
BOURBON SA	4,135	114,174
Bouygues SA	18,086	692,429
Bull[a]	9,606	47,671
Bureau Veritas SA	20,380	530,293
Cap Gemini SA	13,600	927,468
Carrefour SA	58,593	2,019,244
Casino Guichard-Perrachon SA	5,322	549,398
CGG[a,b]	15,550	231,718
Christian Dior SA	5,106	934,389
Club Mediterranee SAa	2,317	54,243
CNP Assurances SA	16,399	321,329
Compagnie de Saint-Gobain	39,764	2,089,450
Compagnie Generale des Etablissements Michelin Class B	17,823	1,882,438
Compagnie Plastic Omnium SA	5,503	142,522
Credit Agricole SAa	94,522	1,273,020
Danone	53,871	3,560,103
Dassault Systemes SA	5,866	695,420
Derichebourg[a]	9,661	33,340
Edenred SA	19,004	531,009
Eiffage SA	3,456	200,848
Electricite de France	22,960	780,880
Eramet	452	43,150
Essilor International SA	19,617	1,971,655
Esso SA Francaise	337	18,856
Etablissements Maurel et Prom	8,205	132,723
Euler Hermes SA	1,242	152,416
Eurazeo	3,007	215,163
Eurofins Scientific SE	825	210,050

Security	Shares	Value

Eutelsat Communications SA	13,425	$407,618
Faiveley Transport SA	893	65,114
Faurecia[a]	4,956	195,590
FFP[a]	766	44,419
Fonciere des Regions	2,425	198,830
GameLoft SAa	8,007	73,101
GDF Suez	126,265	2,789,951
Gecina SA	1,934	236,085
GL Events SA	1,433	32,581
Groupe Eurotunnel SA Registered	51,759	571,380
Groupe Fnac[a]	1,150	35,669
Groupe Steria SCA	3,129	63,294
Havas SA	25,478	199,863
Icade	3,266	286,724
Iliad SA	2,441	558,950
Imerys SA	3,065	249,693
Ingenico SAb	3,535	303,618
Ipsen SA	2,607	109,425
Ipsos SA	3,567	153,039
JCDecaux SA	6,470	276,194
Kering	7,210	1,439,497
Klepierre	8,930	387,529
L’Air Liquide SA	29,420	3,697,650
L’Oreal SA	22,835	3,756,886
Lafarge SA	17,953	1,289,453
Lagardere SCA	10,817	382,259
Legrand SA	24,926	1,323,886
LISI	378	63,464
LVMH Moet Hennessy Louis Vuitton SA	24,102	4,295,240
M6-Metropole Television	5,798	125,767
Medica SA	3,511	100,614
Mercialys	3,693	75,649
Mersen	1,484	46,429
Montupet	811	43,080
MPI	11,283	44,278
Natixis	87,455	514,797
Naturex	728	60,623
Neopost SA	3,128	265,329
Nexans SA	2,817	132,258
Nexity	2,826	112,958
Orange	177,112	2,191,637
Orpea SA	2,602	142,673
Parrot SAa	1,053	28,940
Pernod Ricard SA	20,174	2,166,658

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

PSA Peugeot Citroen SAa,b	22,183	$340,880
Publicis Groupe SA	17,231	1,528,521
Rallye SA	1,876	73,619
Remy Cointreau SA	2,346	175,206
Renault SA	18,371	1,604,378
Rexel SA	19,713	506,425
Rubis SCA	3,121	202,802
Safran SA	25,820	1,837,081
Saft Groupe SA	2,979	104,290
Sanofi	113,574	11,150,067
Sartorius Stedim Biotech SA	442	78,888
Schneider Electric SA	50,836	4,105,753
Schneider Electric SA New	1,552	125,147
SCOR SE	13,816	448,276
SEB SA	1,960	153,620
Sechilienne-Sidec	2,463	60,119
SES SA Class A FDR	29,627	951,493
Societe BIC SA	2,658	306,076
Societe de la Tour Eiffel	794	53,184
Societe Generale	68,563	3,890,745
Societe Television Francaise 1	11,266	208,141
Sodexo	8,727	860,181
Soitec SAa,b	20,542	40,722
Solocal Group[a,b]	20,557	36,593
Sopra Group SA	543	59,672
Stallergenes SA	466	35,632
STMicroelectronics NVa	61,587	505,545
Suez Environnement SA	26,544	475,549
Technicolor SA Registered[a]	27,375	135,964
Technip SA	9,661	824,043
Teleperformance SA	5,338	312,418
Tessi SA	235	30,563
Thales SA	8,495	553,608
Total SA	203,378	11,612,400
Ubisoft Entertainment SAa	8,975	125,511
Unibail-Rodamco SE	9,292	2,239,241
Valeo SA	7,186	803,261
Vallourec SA	10,154	507,264
Veolia Environnement	34,080	535,877
Vicat SA	1,290	90,287
Vilmorin & Cie SA	304	39,828
Vinci SA	45,719	2,994,245
Virbac SA	401	89,605
Vivendi SA	114,705	3,084,428
Wendel	3,099	420,423

Security	Shares	Value

Zodiac Aerospace	3,164	$557,672

		126,932,233
GERMANY — 8.38%
Aareal Bank AGa	4,662	171,885
Adidas AG	20,096	2,246,358
ADVA Optical Networking SEa	6,426	33,103
AIXTRON SEa	9,616	146,794
Allianz SE Registered	43,421	7,249,159
Alstria Office REIT AG	7,494	97,250
Aurelius AG	2,238	84,355
Aurubis AG	3,142	182,028
Axel Springer SE	3,916	250,738
Balda AG	6,335	32,037
BASF SE	87,487	9,382,999
Bauer AG	1,544	39,457
Bayer AG Registered	78,874	10,412,125
Bayerische Motoren Werke AG	31,601	3,444,188
BayWa AG Registered	1,206	62,940
Bechtle AG	1,451	107,054
Beiersdorf AG	9,534	944,224
Bertrandt AG	558	83,037
Bijou Brigitte modische Accessoires AG	343	34,197
Bilfinger Berger SE	4,190	483,168
Borussia Dortmund GmbH & Co. KGaA	11,296	55,723
Brenntag AG	4,820	832,002
CANCOM SE	1,325	59,189
Carl Zeiss Meditec AG Bearer	2,924	85,705
Celesio AG	8,306	274,426
Cewe Stiftung & Co. KGAA	774	45,587
Comdirect Bank AG	2,786	31,728
Commerzbank AGa	92,827	1,580,421
Continental AG	10,534	2,269,349
CTS Eventim AG	2,163	110,522
Daimler AG Registered	91,715	7,684,381
Delticom AG	659	28,638
Deutsche Bank AG Registered	97,583	4,722,966
Deutsche Beteiligungs AG	1,995	59,645
Deutsche Boerse AG	18,744	1,443,077
Deutsche EuroShop AG	4,198	177,338
Deutsche Lufthansa AG Registered[a]	21,846	520,419
Deutsche Post AG Registered	86,908	3,008,519
Deutsche Telekom AG Registered	276,177	4,469,263
Deutsche Wohnen AG Bearer	17,883	335,094

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

Deutsche Wohnen AG New[a]	9,985	$181,512
DEUTZ AGa	9,313	92,623
Dialog Semiconductor PLC[a,b]	6,093	118,649
DIC Asset AG	4,686	42,169
DMG MORI SEIKI AG	6,242	201,939
Draegerwerk AG & Co. KGaA	350	35,494
Drillisch AG	4,698	144,481
Duerr AG	2,445	206,174
E.ON SE	172,324	3,130,261
ElringKlinger AG	3,230	119,524
Evotec AGa,b	9,585	52,996
Fraport AG	3,442	254,691
Freenet AG	10,012	305,611
Fresenius Medical Care AG & Co. KGaA	20,346	1,432,243
Fresenius SE & Co. KGaA	11,853	1,848,592
GAGFAH SAa	8,393	120,654
GEA Group AG	17,276	810,406
Gerresheimer AG	3,023	203,222
Gerry Weber International AGb	2,357	104,892
Gesco AG	608	60,346
Grammer AG	1,410	66,589
H&R AGa	1,671	19,690
Hamborner REIT AG	5,437	54,184
Hamburger Hafen und Logistik AG	2,401	60,062
Hannover Rueck SE Registered	5,681	451,240
HeidelbergCement AG	13,404	998,697
Heidelberger Druckmaschinen AGa	22,570	92,893
Henkel AG & Co. KGaA	12,337	1,200,531
Hochtief AG	2,951	235,352
Hugo Boss AG	2,958	374,568
Indus Holding AG	2,340	92,759
Infineon Technologies AG	102,648	1,059,789
Jenoptik AG	4,689	78,979
K+S AG Registered	16,320	486,164
Kabel Deutschland Holding AG	2,183	286,793
KION Group AGa	1,682	77,008
Kloeckner & Co. SEa	9,958	148,792
Kontron AG	4,829	33,531
Krones AG	1,168	93,420
KUKA AG	2,652	127,122
KWS Saat AG	198	66,593
Lanxess AG	7,905	519,689
LEG Immobilien AG	2,877	171,273
LEONI AG	3,320	257,796

Security	Shares	Value

Linde AG	17,713	$3,356,106
LPKF Laser & Electronics AG	2,387	62,899
MAN SE	3,285	400,028
Merck KGaA	6,138	953,143
METRO AG	12,390	511,114
MLP AG	6,581	50,471
MorphoSys AGa	2,359	206,653
MTU Aero Engines Holding AG	4,913	436,284
Muenchener Rueckversicherungs-Gesellschaft AG Registered	17,065	3,524,443
Nemetschek AG	553	39,338
Nordex SEa	6,610	88,292
NORMA Group SE	3,322	179,621
Osram Licht AGa	8,100	474,561
Pfeiffer Vacuum Technology AG	922	109,540
ProSiebenSat.1 Media AG Registered	18,017	808,842
PSI AG	1,739	32,292
QIAGEN NVa	22,562	494,879
QSC AG	11,513	62,724
Rational AG	298	91,746
Rheinmetall AG	3,950	253,421
Rhoen Klinikum AG	9,958	293,622
RTL Group SA	3,719	454,382
RWE AG	47,083	1,742,270
SAF-Holland SAa	5,381	85,373
Salzgitter AG	3,827	169,536
SAP AG	87,993	6,723,445
SGL Carbon SE	2,982	111,392
Siemens AG Registered	75,539	9,571,531
Sixt SE	2,674	87,915
Sky Deutschland AGa	42,361	385,657
Software AG	6,352	236,079
Stada Arzneimittel AG	5,917	282,390
STRATEC Biomedical AG	572	25,235
Suedzucker AG	7,679	191,577
Symrise AG	10,559	481,076
TAG Immobilien AG	11,785	142,796
Takkt AG	2,300	43,268
Telefonica Deutschland Holding AGc	26,008	207,422
ThyssenKrupp AGa	43,187	1,112,090
Tipp24 SEa	646	43,558
Tom Tailor Holding AGa,b	1,814	37,208
TUI AGa	13,509	230,452

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

United Internet AG Registered[d]	10,619	$464,263
Volkswagen AG	2,874	698,989
Vossloh AG	563	53,518
Wacker Chemie AG	1,474	175,480
Wacker Neuson SE	2,666	44,940
Wincor Nixdorf AG	2,860	203,411
Wirecard AG	10,209	447,026

		116,683,379
GREECE — 0.00%
Bank of Cyprus PLC[a,e]	69,804	1

		1
HONG KONG — 2.79%
AIA Group Ltd.	1,153,400	5,310,381
ASM Pacific Technology Ltd.	22,700	212,827
Bank of East Asia Ltd. (The)	118,600	449,821
BOC Hong Kong (Holdings) Ltd.	355,000	1,078,972
Brightoil Petroleum (Holdings) Ltd.[a,b]	235,000	63,556
Cafe de Coral Holdings Ltd.	32,000	98,084
Cathay Pacific Airways Ltd.	112,000	232,227
Champion REIT	217,000	92,224
Cheung Kong (Holdings) Ltd.	136,000	2,012,466
Cheung Kong Infrastructure Holdings Ltd.	63,000	370,383
China Public Procurement Ltd.[a]	864,000	44,508
Chow Sang Sang Holdings International Ltd.	30,000	80,556
CK Life Sciences International (Holdings) Inc.[b]	408,000	39,934
CLP Holdings Ltd.	171,500	1,294,290
CST Mining Group Ltd.[a]	2,960,000	23,254
Dah Sing Banking Group Ltd.	40,400	58,585
Dah Sing Financial Holdings Ltd.	14,000	67,252
Emperor International Holdings Ltd.	126,000	33,103
Emperor Watch & Jewellery Ltd.[b]	390,000	25,616
Esprit Holdings Ltd.[a,b]	177,400	334,476
Far East Consortium International Ltd.[b]	101,000	37,201
FIH Mobile Ltd.[a]	207,000	103,169
First Pacific Co. Ltd.	240,250	237,936
G-Resources Group Ltd.[a]	2,618,400	66,768
Galaxy Entertainment Group Ltd.[a]	205,000	2,014,411
Giordano International Ltd.	122,000	87,673
Great Eagle Holdings Ltd.[b]	25,000	81,940

Security	Shares	Value

Hang Lung Properties Ltd.[b]	218,000	$605,025
Hang Seng Bank Ltd.	73,000	1,142,270
Henderson Land Development Co. Ltd.	103,000	554,477
Hilong Holding Ltd.	69,000	52,784
HKR International Ltd.	63,200	29,139
HKT Trust and HKT Ltd.	217,000	208,202
Hong Kong and China Gas Co. Ltd. (The)	554,900	1,141,987
Hong Kong Exchanges and Clearing Ltd.	66,500	1,043,987
Hopewell Holdings Ltd.	56,500	196,100
Hsin Chong Construction Group Ltd.	236,000	31,913
Hutchison Telecommunications Hong Kong Holdings Ltd.	162,000	59,461
Hutchison Whampoa Ltd.	208,000	2,580,981
Hysan Development Co. Ltd.	62,000	245,132
Johnson Electric Holdings Ltd.	143,500	128,257
K. Wah International Holdings Ltd.	114,000	88,971
Kerry Logistics Network Ltd.[a]	84,500	142,778
Kerry Properties Ltd.	64,000	205,646
Kowloon Development Co. Ltd.	31,000	36,051
Lai Sun Development Co. Ltd.[a]	1,045,000	26,243
Langham Hospitality Investments Ltd.[a]	120,500	57,264
Li & Fung Ltd.	560,000	778,900
Link REIT (The)	221,500	1,001,268
Luk Fook Holdings International Ltd.	32,000	103,647
Lung Cheong International Holdings Ltd.[a]	322,000	48,104
Macau Legend Development Ltd.[a,b]	123,000	118,013
Man Wah Holdings Ltd.	30,400	55,594
Melco International Development Ltd.[b]	84,000	305,610
MGM China Holdings Ltd.	93,200	368,489
Midland Holdings Ltd.[b]	118,000	54,101
MTR Corp. Ltd.	141,500	500,229
New World Development Co. Ltd.[b]	364,000	454,719
Newocean Energy Holdings Ltd.[b]	102,000	86,962
NWS Holdings Ltd.	139,000	201,927
Orient Overseas International Ltd.	20,500	85,540
Pacific Basin Shipping Ltd.	183,000	113,126

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

Pacific Textile Holdings Ltd.	47,000	$66,704
PCCW Ltd.	387,000	176,435
Pico Far East Holdings Ltd.	132,000	37,909
Power Assets Holdings Ltd.	138,000	1,036,137
Prosperity REIT	227,000	64,901
Regal Hotels International Holdings Ltd.[b]	58,000	30,327
Regal REIT[b]	97,000	25,984
Sa Sa International Holdings Ltd.	100,000	95,688
Sands China Ltd.	233,600	1,800,556
Shangri-La Asia Ltd.	150,000	249,201
Shun Tak Holdings Ltd.	156,000	90,408
Singamas Container Holdings Ltd.	160,000	36,266
Sino Land Co. Ltd.	286,000	380,115
SITC International Holdings Co. Ltd.	112,000	49,763
SJM Holdings Ltd.	188,000	587,137
SmarTone Telecommunications Holding Ltd.[b]	45,500	50,101
SOCAM Development Ltd.[b]	40,000	38,636
SPT Energy Group Inc.	72,000	49,238
Stella International Holdings Ltd.	47,000	110,648
Sun Hung Kai Properties Ltd.	153,000	1,867,968
Sunlight REIT	154,000	56,128
Swire Pacific Ltd. Class A	65,500	706,895
Swire Properties Ltd.[b]	114,200	294,883
Techtronic Industries Co. Ltd.	133,500	344,719
Television Broadcasts Ltd.	27,900	174,447
Texwinca Holdings Ltd.	64,000	61,405
Trinity Ltd.[b]	104,000	29,868
United Laboratories International Holdings Ltd. (The)[a,b]	54,000	31,017
Value Partners Group Ltd.[b]	97,000	63,086
VTech Holdings Ltd.[b]	16,000	193,489
Wharf (Holdings) Ltd. (The)	145,000	989,723
Wheelock and Co. Ltd.	88,000	358,129
Wing Hang Bank Ltd.	18,000	256,388
Wynn Macau Ltd.	150,400	642,098
Xinyi Glass Holdings Co. Ltd.[b]	174,000	141,624
Xinyi Solar Holdings Ltd.[a]	410,000	86,068
Yue Yuen Industrial (Holdings) Ltd.	70,000	216,361

		38,894,960
IRELAND — 0.37%
Aer Lingus Group PLC	24,128	46,854
Bank of Ireland[a]	2,136,574	849,977

Security	Shares	Value

C&C Group PLC	28,633	$162,175
CRH PLC	68,510	1,761,400
Glanbia PLC	10,936	158,981
Irish Continental Group PLC	1,889	70,563
Kerry Group PLC Class A	13,616	916,257
Kingspan Group PLC	11,889	227,106
Paddy Power PLC	3,731	294,591
Ryanair Holdings PLC SP ADR[a]	3,993	188,669
Smurfit Kappa Group PLC	21,337	500,668

		5,177,241
ISRAEL — 0.55%
Alony Hetz Properties & Investments Ltd.	9,072	58,214
Babylon Ltd.	6,981	16,035
Bank Hapoalim BM	103,408	539,012
Bank Leumi le-Israel BMa	122,909	469,236
Bezeq The Israel Telecommunication Corp. Ltd.	189,713	290,465
Cellcom Israel Ltd.	5,991	74,981
Clal Insurance Enterprises Holdings Ltd.	2,091	37,913
Delek Automotive Systems Ltd.	3,832	39,589
Delek Group Ltd. (The)	421	150,323
Elbit Systems Ltd.	2,374	134,264
EZchip Semiconductor Ltd.[a]	2,998	73,145
First International Bank of Israel Ltd.	2,343	37,178
Frutarom	4,312	94,069
Gazit Globe Ltd.	8,059	100,474
Given Imaging Ltd.[a]	1,833	54,515
Harel Insurance Investments & Financial Services Ltd.	11,928	67,053
Israel Chemicals Ltd.	43,049	352,179
Israel Corp. Ltd. (The)[a]	267	134,622
Israel Discount Bank Ltd. Class Aa	79,183	136,508
Ituran Location and Control Ltd.	3,373	73,939
Kamada Ltd.[a]	3,861	58,731
Migdal Insurance & Financial Holdings Ltd.	29,808	48,407
Mizrahi Tefahot Bank Ltd.	12,655	154,539
NICE Systems Ltd.	5,515	215,719
Nitsba Holdings (1995) Ltd.[a]	3,446	51,028
Oil Refineries Ltd.[a]	142,805	40,808
Ormat Industries Ltd.	5,839	38,447
Osem Investment Ltd.	4,216	93,927

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

Partner Communications Co. Ltd.[a]	9,218	$79,601
Paz Oil Co. Ltd.	569	84,274
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	919	53,515
Shikun & Binui Ltd.[b]	21,478	50,144
Shufersal Ltd.	7,898	29,906
Strauss Group Ltd.	4,150	73,277
Teva Pharmaceutical Industries Ltd.	81,680	3,638,059

		7,644,096
ITALY — 2.50%
A2A SpA	125,493	135,472
ACEA SpA	5,964	65,750
Amplifon SpA	10,716	57,746
Ansaldo STS SpA	11,352	126,527
Assicurazioni Generali SpA	112,499	2,434,955
Astaldi SpA	8,115	77,316
Atlantia SpA	35,673	813,006
Autogrill SpA[a]	12,179	111,683
Autostrada Torino-Milano SpA	3,926	58,980
Azimut Holding SpA	11,758	340,592
Banca Carige SpA[a,b]	92,377	49,494
Banca Generali SpA	6,171	189,074
Banca Monte dei Paschi di Siena SpA[a,b]	610,583	139,073
Banca Piccolo Credito Valtellinese Scrl[a]	52,037	84,209
Banca Popolare dell’Emilia Romagna SCa	32,649	308,862
Banca Popolare di Milano Scrl[a]	249,715	151,303
Banca Popolare di Sondrio Scrl	29,177	162,895
Banco Popolare Scrl[a]	171,988	295,485
Beni Stabili SpA	96,195	71,348
Brembo SpA	3,049	79,027
Buzzi Unicem SpA	9,328	170,449
CIR SpA[a]	41,909	60,529
CNH Industrial NVa	90,159	948,355
Credito Emiliano SpA	8,609	70,529
Danieli & C. Officine Meccaniche SpA	1,842	61,505
Danieli & C. Officine Meccaniche SpA RNC	2,648	59,885
Davide Campari-Milano SpA	27,529	219,776
De’Longhi SpA	3,600	59,228
DiaSorin SpA[b]	2,248	100,950

Security	Shares	Value

Enel Green Power SpA	172,544	$435,818
Enel SpA	632,388	2,889,310
Eni SpA	243,157	5,525,274
ERG SpA	5,653	77,834
Exor SpA	10,293	403,787
Fiat SpA[a]	84,202	839,707
Finmeccanica SpA[a]	39,346	345,952
Geox SpA	9,783	39,552
GTECH SpA	6,552	199,687
Hera SpA	56,598	130,745
Interpump Group SpA	8,203	106,197
Intesa Sanpaolo SpA	1,117,093	3,027,977
Iren SpA	52,043	73,762
Italcementi SpA	11,368	112,218
Luxottica Group SpA	15,981	849,979
Marr SpA	4,222	66,729
Mediaset SpA[a]	70,236	357,840
Mediobanca SpA[a]	50,440	463,562
Mediolanum SpA	22,506	194,091
Piaggio & C. SpA	16,132	49,383
Pirelli & C. SpA	22,890	369,185
Prysmian SpA	19,689	481,646
Recordati SpA	9,302	145,638
Safilo Group SpA[a]	3,756	87,323
Saipem SpA	25,353	594,902
Salvatore Ferragamo SpA	4,272	132,388
Saras SpA[a]	33,638	40,917
Snam SpA	195,057	1,070,590
Societa Cattolica di Assicurazioni Scrl	4,637	116,935
Societa Iniziative Autostradali e Servizi SpA	5,931	59,187
Sorin SpA[a]	31,299	91,676
Telecom Italia SpA	975,383	1,085,166
Telecom Italia SpA RNC	569,414	479,927
Tenaris SA	45,496	1,019,698
Terna SpA	145,513	706,826
Tod’s SpA	1,208	165,023
Trevi Finanziaria Industriale SpA	4,812	40,558
UniCredit SpA	415,621	3,127,511
Unione di Banche Italiane SpA	82,290	600,915
Unipol Gruppo Finanziario SpA	21,031	120,479
UnipolSai SpA[a]	86,960	261,981
World Duty Free SpA[a]	11,658	169,477
Yoox SpA[a]	4,256	161,221

		34,822,576

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

JAPAN — 21.67%
77 Bank Ltd. (The)	33,000	$153,052
ABC-MART Inc.	2,700	117,811
Access Co. Ltd.[a]	4,300	28,629
Accordia Golf Co. Ltd.	10,300	136,041
Acom Co. Ltd.[a]	40,000	120,410
Activia Properties Inc.	22	184,439
Adastria Holdings Co. Ltd.	1,420	37,594
Adeka Corp.	8,500	95,014
Aderans Co. Ltd.	2,600	28,145
Advance Residence Investment Corp.	120	255,567
Advantest Corp.	14,500	156,111
Adways Inc.[a]	1,800	47,636
AEON Co. Ltd.	58,300	736,860
AEON Delight Co. Ltd.	2,100	42,665
AEON Financial Service Co. Ltd.	6,700	157,736
AEON Mall Co. Ltd.	11,000	326,813
Ai Holdings Corp.	4,400	59,754
Aica Kogyo Co. Ltd.	5,100	94,814
Aichi Steel Corp.	10,000	40,790
Aida Engineering Ltd.	6,400	72,356
AIFUL Corp.[a]	30,300	116,761
Air Water Inc.	15,000	224,886
Aisin Seiki Co. Ltd.	18,600	697,603
Ajinomoto Co. Inc.	58,000	826,906
Akebono Brake Industry Co. Ltd.	11,100	52,678
Alfresa Holdings Corp.	4,100	235,584
Alpen Co. Ltd.	2,000	37,123
Alpine Electronics Inc.	4,200	59,715
Alps Electric Co. Ltd.[a]	16,500	220,679
Amada Co. Ltd.	36,000	296,867
Amano Corp.	6,300	66,592
ANA Holdings Inc.[b]	110,000	235,133
Anritsu Corp.	13,900	154,967
Aoki Holdings Inc.	3,000	50,272
Aoyama Trading Co. Ltd.	5,100	132,820
Aozora Bank Ltd.	104,000	299,809
Arcs Co. Ltd.	3,600	67,669
Ariake Japan Co. Ltd.	2,200	56,691
Asahi Co. Ltd.	2,400	32,781
Asahi Diamond Industrial Co. Ltd.	5,800	62,615
Asahi Glass Co. Ltd.	97,000	556,405
Asahi Group Holdings Ltd.	37,200	1,026,069
Asahi Holdings Inc.	2,700	51,016

Security	Shares	Value

Asahi Intecc Co. Ltd.	2,200	$89,847
Asahi Kasei Corp.	122,000	939,060
Asatsu-DK Inc.	3,700	86,600
ASICS Corp.	15,600	273,346
Askul Corp.	2,100	80,615
Astellas Pharma Inc.	41,500	2,603,491
Atom Corp.	5,900	31,182
Autobacs Seven Co. Ltd.	6,200	101,038
Avex Group Holdings Inc.	3,500	80,649
Awa Bank Ltd. (The)	20,000	97,858
Axell Corp.	2,500	42,776
Azbil Corp.	6,400	152,681
Bando Chemical Industries Ltd.	10,000	39,908
Bank of Iwate Ltd. (The)	1,400	62,803
Bank of Kyoto Ltd. (The)	32,000	259,175
Bank of Nagoya Ltd. (The)	15,000	49,713
Bank of Saga Ltd. (The)	22,000	47,889
Bank of the Ryukyus Ltd.	5,000	63,490
Bank of Yokohama Ltd. (The)	113,000	577,271
Benesse Holdings Inc.	6,800	269,706
BIC Camera Inc.	66	38,700
BML Inc.	1,100	37,589
Bridgestone Corp.	62,800	2,299,311
Broadleaf Co. Ltd.	2,500	40,962
Brother Industries Ltd.	23,300	299,518
Calbee Inc.	7,000	163,151
Calsonic Kansei Corp.	16,000	80,953
Canon Electronics Inc.	2,200	42,302
Canon Inc.	109,000	3,212,767
Canon Marketing Japan Inc.	4,900	63,469
Capcom Co. Ltd.	4,600	91,021
Casio Computer Co. Ltd.	21,600	237,635
Cawachi Ltd.	2,000	38,280
Central Glass Co. Ltd.	22,000	69,893
Central Japan Railway Co.	13,800	1,531,755
Century Tokyo Leasing Corp.	4,500	133,255
Chiba Bank Ltd. (The)	72,000	463,127
Chiyoda Co. Ltd.	2,500	49,591
Chiyoda Corp.	15,000	234,005
Chofu Seisakusho Co. Ltd.	1,900	42,756
Chubu Electric Power Co. Inc.	61,700	739,299
Chugai Pharmaceutical Co. Ltd.	22,000	505,643
Chugoku Bank Ltd. (The)	14,800	184,011
Chugoku Electric Power Co. Inc. (The)	28,700	377,939

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

Citizen Holdings Co. Ltd.	26,400	$210,454
CKD Corp.	5,400	55,702
Coca-Cola East Japan Co. Ltd.	5,000	123,400
Coca-Cola West Co. Ltd.	6,100	120,702
cocokara fine Inc.	1,500	37,403
Colowide Co. Ltd.	6,000	63,656
COMSYS Holdings Corp.	10,000	147,375
Cosel Co. Ltd.	2,500	28,877
Cosmo Oil Co. Ltd.[a]	56,000	105,427
Cosmos Pharmaceutical Corp.	900	113,664
CREATE HOLDINGS Co. Ltd.	900	30,490
Credit Saison Co. Ltd.	15,400	384,604
CyberAgent Inc.	5,000	245,134
Dai Nippon Printing Co. Ltd.	55,000	552,777
Dai-ichi Life Insurance Co. Ltd. (The)	81,500	1,245,855
Daibiru Corp.	4,600	52,908
Daicel Corp.	30,000	243,859
Daido Steel Co. Ltd.	28,000	141,668
Daiei Inc. (The)[a]	12,850	37,674
Daifuku Co. Ltd.	9,000	108,722
Daihatsu Motor Co. Ltd.	18,800	297,895
Daihen Corp.	10,000	45,007
Daiichi Sankyo Co. Ltd.	65,000	1,098,152
Daiichikosho Co. Ltd.	3,900	122,180
Daikin Industries Ltd.	22,500	1,314,017
Daikyo Inc.	29,000	71,658
Dainippon Screen Manufacturing Co. Ltd.[a]	20,000	96,093
Dainippon Sumitomo Pharma Co. Ltd.	15,700	271,865
Daiseki Co. Ltd.	4,400	82,059
Daishi Bank Ltd. (The)	31,000	112,468
Daito Trust Construction Co. Ltd.	6,900	658,979
Daiwa House Industry Co. Ltd.	58,000	1,116,949
Daiwa Office Investment Corp.	20	95,602
Daiwa Securities Group Inc.	164,000	1,559,837
Daiwabo Holdings Co. Ltd.	23,000	45,556
Daiwahouse Residential Investment Corp.	33	138,329
DCM Holdings Co. Ltd.	8,100	54,882
Dena Co. Ltd.[b]	10,500	203,545
Denki Kagaku Kogyo K.K.	45,000	176,055
Denso Corp.	47,000	2,460,489
Dentsu Inc.	21,100	845,159

Security	Shares	Value

DIC Corp.	72,000	$208,972
Digital Garage Inc.	3,400	92,080
DISCO Corp.	2,400	169,672
DMG Mori Seiki Co Ltd.	9,900	176,382
Don Quijote Holdings Co. Ltd.	5,300	329,480
Doshisha Co. Ltd.	2,600	35,131
Doutor Nichires Holdings Co. Ltd.	2,900	50,132
Dowa Holdings Co. Ltd.	24,000	220,503
Dr. Ci:Labo Co. Ltd.[b]	1,400	42,761
DTS Corp.	2,600	49,433
Duskin Co. Ltd.	5,300	102,118
Earth Chemical Co. Ltd.	1,700	57,425
East Japan Railway Co.	32,700	2,447,089
Ebara Corp.	43,000	279,963
EDION Corp.	8,300	46,796
Eighteenth Bank Ltd. (The)	25,000	55,400
Eisai Co. Ltd.	24,400	943,366
Eizo Nanao Corp.	2,100	53,537
Electric Power Development Co. Ltd.	11,300	339,604
Enplas Corp.	800	54,282
EPS Co. Ltd.	26	30,542
Euglena Co. Ltd.[a,b]	5,000	60,695
Exedy Corp.	3,300	105,163
FamilyMart Co. Ltd.	5,500	250,233
Fancl Corp.	4,400	48,709
FANUC Corp.	18,400	3,025,621
Fast Retailing Co. Ltd.	5,100	1,905,780
FCC Co. Ltd.	4,000	77,894
Fields Corp.	1,900	36,571
Foster Electric Co. Ltd.	2,400	39,253
FP Corp.	1,200	75,541
France Bed Holdings Co. Ltd.	16,000	30,750
Frontier Real Estate Investment Corp.	45	232,534
Fuji Co. Ltd.	2,300	38,610
Fuji Electric Co. Ltd.	55,000	242,143
Fuji Heavy Industries Ltd.	56,900	1,588,413
Fuji Kyuko Co. Ltd.	6,000	50,360
Fuji Machine Manufacturing Co. Ltd.	6,100	54,669
Fuji Oil Co. Ltd.	6,600	98,303
Fuji Seal International Inc.	2,400	81,188
Fuji Soft Inc.	1,900	44,601
FUJIFILM Holdings Corp.	44,500	1,320,797

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

Fujikura Ltd.	34,000	$160,357
Fujimi Inc.	1,700	21,136
Fujitsu Ltd.[a]	182,000	1,031,485
Fujiya Co. Ltd.	19,000	35,025
Fukuoka Financial Group Inc.	75,000	316,958
Fukuoka REIT Corp.	12	101,191
Fukuyama Transporting Co. Ltd.	12,000	65,539
Funai Electric Co. Ltd.	3,000	37,123
Furukawa Co. Ltd.	30,000	60,597
Furukawa Electric Co. Ltd.	64,000	159,396
Futaba Corp.	3,600	45,218
Fuyo General Lease Co. Ltd.	2,300	80,963
Geo Holdings Corp.	3,700	35,300
Global One Real Estate Investment Corp. Ltd.	11	76,472
Glory Ltd.	5,800	145,419
GLP J-Reit	179	186,573
GMO Internet Inc.	7,600	94,343
Goldcrest Co. Ltd.	2,000	49,635
Gree Inc.[b]	10,900	108,268
GS Yuasa Corp.	35,000	184,292
GungHo Online Entertainment Inc.[a,b]	33,800	214,761
Gunma Bank Ltd. (The)	36,000	193,793
Gunze Ltd.	25,000	65,696
H.I.S. Co. Ltd.	2,000	110,016
H2O Retailing Corp.	13,000	107,457
Hachijuni Bank Ltd. (The)	41,000	229,955
Hakuhodo DY Holdings Inc.	24,000	196,735
Hamamatsu Photonics K.K.	7,100	301,098
Hankyu Hanshin Holdings Inc.	109,000	557,906
Hankyu REIT Inc.	12	64,715
Hanwa Co. Ltd.	20,000	104,525
Haseko Corp.[a,b]	27,100	205,937
Heiwa Corp.	4,300	77,032
Heiwa Real Estate Co. Ltd.	3,800	59,654
Heiwa Real Estate REIT Inc.	90	72,187
Heiwado Co. Ltd.	2,800	39,041
Hibiya Engineering Ltd.	2,700	31,425
Higashi-Nippon Bank Ltd. (The)	16,000	41,261
Higo Bank Ltd. (The)	17,000	90,013
Hino Motors Ltd.	25,400	380,060
Hirose Electric Co. Ltd.	2,900	412,600
Hiroshima Bank Ltd. (The)	47,000	192,636
Hisamitsu Pharmaceutical Co. Inc.	6,100	277,531

Security	Shares	Value

Hitachi Capital Corp.	5,100	$129,769
Hitachi Chemical Co. Ltd.	10,200	148,422
Hitachi Construction Machinery Co. Ltd.	10,400	203,646
Hitachi High-Technologies Corp.	6,300	146,589
Hitachi Koki Co. Ltd.	5,600	40,249
Hitachi Ltd.	465,000	3,611,119
Hitachi Metals Ltd.	19,000	303,299
Hitachi Transport System Ltd.	4,200	67,169
Hitachi Zosen Corp.	15,700	114,534
Hogy Medical Co. Ltd.	1,300	67,686
Hokkaido Electric Power Co. Inc.[a]	17,300	183,373
Hokkoku Bank Ltd. (The)	26,000	87,444
Hokuetsu Bank Ltd. (The)	22,000	43,575
Hokuetsu Kishu Paper Co. Ltd.	11,000	48,644
Hokuhoku Financial Group Inc.	111,000	213,325
Hokuriku Electric Power Co.	16,000	197,205
Hokuto Corp.	3,000	55,508
Honda Motor Co. Ltd.	156,200	5,962,510
Honeys Co. Ltd.	3,530	31,602
HORIBA Ltd.	3,700	135,687
Hoshizaki Electric Co. Ltd.	3,700	133,147
Hosiden Corp.	7,100	35,993
House Foods Group Inc.	6,700	101,172
Hoya Corp.	41,900	1,168,032
Hulic Co. Ltd.	25,700	330,873
Hyakugo Bank Ltd. (The)	24,000	98,132
Hyakujushi Bank Ltd. (The)	24,000	79,306
IBIDEN Co. Ltd.	10,900	203,283
IBJ Leasing Co. Ltd.	2,500	66,578
Ichibanya Co. Ltd.	900	32,828
Ichigo Group Holdings Co. Ltd.	11,800	35,405
IDEC Corp.	4,900	43,097
Idemitsu Kosan Co. Ltd.	8,900	199,058
Ihara Chemical Industry Co. Ltd.	5,000	36,035
IHI Corp.	128,000	592,401
Iida Group Holdings Co. Ltd.[a]	13,000	230,975
Iino Kaiun Kaisha Ltd.	8,500	47,340
Inaba Denki Sangyo Co. Ltd.	2,600	83,110
Inabata & Co. Ltd.	4,600	51,915
Industrial & Infrastructure Fund Investment Corp.	14	116,135
INPEX Corp.	84,000	1,004,854
Internet Initiative Japan Inc.	3,300	81,994
Iriso Electronics Co. Ltd.	1,000	46,428
Iseki & Co. Ltd.	18,000	51,007

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

Isetan Mitsukoshi Holdings Ltd.	34,400	$443,218
Ishihara Sangyo Kaisha Ltd.[a]	46,000	54,126
Isuzu Motors Ltd.	114,000	691,925
IT Holdings Corp.	7,700	128,730
ITO EN Ltd.	5,200	113,040
ITOCHU Corp.	143,900	1,784,905
Itochu Enex Co. Ltd.	5,000	29,514
ITOCHU Techno-Solutions Corp.	2,400	100,015
Itoham Foods Inc.	16,000	72,011
Iwatani Corp.	19,000	111,222
Iyo Bank Ltd. (The)	25,300	239,889
Izumi Co. Ltd.	4,100	125,631
J Trust Co. Ltd.	5,500	59,161
J-Oil Mills Inc.	14,000	39,123
J. Front Retailing Co. Ltd.	47,000	318,449
Jaccs Co. Ltd.	14,000	63,421
JAFCO Co. Ltd.	3,300	181,203
Japan Airlines Co. Ltd.	5,800	293,455
Japan Airport Terminal Co. Ltd.	3,800	77,576
Japan Excellent Inc.	140	167,750
Japan Exchange Group Inc.	23,700	586,080
Japan Hotel REIT Investment Corp.	250	121,341
Japan Logistics Fund Inc.	80	178,301
Japan Petroleum Exploration Co. Ltd.	2,900	108,766
Japan Prime Realty Investment Corp.	73	251,243
Japan Pulp & Paper Co. Ltd.	9,000	28,681
Japan Real Estate Investment Corp.	113	586,135
Japan Rental Housing Investments Inc.	94	58,989
Japan Retail Fund Investment Corp.	219	441,715
Japan Securities Finance Co. Ltd.	11,400	79,588
Japan Steel Works Ltd. (The)	31,000	155,935
Japan Tobacco Inc.	105,600	3,310,322
JFE Holdings Inc.	47,100	997,558
JGC Corp.	20,000	767,564
Joyo Bank Ltd. (The)	65,000	312,301
JSP Corp.	2,600	38,751
JSR Corp.	17,400	315,464
JTEKT Corp.	20,300	307,132
Juroku Bank Ltd. (The)	31,000	109,124

Security	Shares	Value

JVC Kenwood Corp.	22,100	$42,256
JX Holdings Inc.	216,400	1,054,575
K’s Holdings Corp.	4,300	115,695
kabu.com Securities Co. Ltd.	9,400	52,906
Kadokawa Corp.	2,000	65,304
Kagome Co. Ltd.	7,700	128,126
Kagoshima Bank Ltd. (The)	15,000	91,043
Kajima Corp.	83,000	310,889
Kakaku.com Inc.	14,800	284,579
Kaken Pharmaceutical Co. Ltd.	7,000	112,703
Kamigumi Co. Ltd.	24,000	217,444
Kaneka Corp.	28,000	176,261
Kanematsu Corp.	43,000	75,050
Kansai Electric Power Co. Inc. (The)[a]	67,300	732,490
Kansai Paint Co. Ltd.	23,000	317,086
Kansai Urban Banking Corp.	26,000	31,867
Kao Corp.	49,500	1,589,572
Kappa Create Co. Ltd.[a]	2,750	53,660
Kasumi Co. Ltd.	7,200	47,866
Kato Sangyo Co. Ltd.	2,100	38,320
Kato Works Co. Ltd.	6,000	35,888
Kawasaki Heavy Industries Ltd.	137,000	604,501
Kawasaki Kisen Kaisha Ltd.	81,000	192,999
Kayaba Industry Co. Ltd.	19,000	95,200
KDDI Corp.	51,700	2,892,077
Keihin Corp.	4,700	70,971
Keikyu Corp.	46,000	367,152
Keio Corp.	56,000	363,504
Keisei Electric Railway Co. Ltd.	27,000	242,506
Keiyo Bank Ltd. (The)	23,000	101,034
Kenedix Inc.[a]	25,500	104,265
Kenedix Realty Investment Corp.	32	160,337
Kenedix Residential Investment Corp.	27	56,973
Kewpie Corp.	10,400	149,293
KEY Coffee Inc.	3,900	59,694
Keyence Corp.	4,500	1,875,717
Kikkoman Corp.	17,000	306,045
Kinden Corp.	13,000	128,489
Kintetsu Corp.	172,000	597,029
Kintetsu World Express Inc.	1,600	64,402
Kirin Holdings Co. Ltd.	84,000	1,158,053
Kisoji Co. Ltd.	3,300	61,091
Kissei Pharmaceutical Co. Ltd.	2,800	67,073

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

Kitz Corp.	11,700	$55,411
Kiyo Bank Ltd. (The)[a]	6,700	88,295
Koa Corp.	4,300	47,982
Kobayashi Pharmaceutical Co. Ltd.	2,600	142,256
Kobe Steel Ltd.[a]	240,000	404,765
Kohnan Shoji Co. Ltd.	4,500	47,610
Koito Manufacturing Co. Ltd.	10,000	206,109
Kokuyo Co. Ltd.	8,300	58,353
Komatsu Ltd.	89,400	1,882,936
Komeri Co. Ltd.	2,800	67,018
Komori Corp.	5,700	90,599
Konami Corp.	9,600	231,752
Konica Minolta Holdings Inc.	46,500	497,897
Konishi Co. Ltd.	1,900	36,124
Kose Corp.	3,000	94,867
Kubota Corp.	103,000	1,613,904
Kumagai Gumi Co. Ltd.[a]	16,000	41,418
Kurabo Industries Ltd.	25,000	45,595
Kuraray Co. Ltd.	33,500	381,693
Kureha Corp.	12,000	55,538
Kurita Water Industries Ltd.	10,400	223,633
Kuroda Electric Co. Ltd.	3,700	57,286
Kyocera Corp.	31,200	1,422,868
Kyoei Steel Ltd.	1,800	36,605
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,700	51,336
KYORIN Holdings Inc.	4,600	104,147
Kyoritsu Maintenance Co. Ltd.	1,200	43,065
Kyowa Exeo Corp.	8,300	109,706
Kyowa Hakko Kirin Co. Ltd.	23,000	236,574
Kyushu Electric Power Co. Inc.[a]	40,800	474,870
Lawson Inc.	6,200	454,734
Leopalace21 Corp.[a]	24,300	129,142
Lintec Corp.	4,900	90,711
Lion Corp.	22,000	115,841
LIXIL Group Corp.	25,500	667,848
M3 Inc.	71	210,595
Mabuchi Motor Co. Ltd.	2,600	151,434
Macromill Inc.	6,300	47,936
Maeda Corp.	12,000	81,541
Maeda Road Construction Co. Ltd.	6,000	99,309
Makino Milling Machine Co. Ltd.	11,000	92,759
Makita Corp.	10,900	576,075
Mandom Corp.	2,100	72,687
Mani Inc.	1,200	46,007

Security	Shares	Value

Mars Engineering Corp.	1,200	$23,086
Marubeni Corp.	159,000	1,127,195
Marudai Food Co. Ltd.	19,000	57,381
Maruha Nichiro Holdings Inc.	49,000	81,679
Marui Group Co. Ltd.	21,500	205,123
Maruichi Steel Tube Ltd.	4,600	120,835
MARUWA Co. Ltd.	1,100	37,805
Matsui Securities Co. Ltd.	12,000	139,315
Matsumotokiyoshi Co. Ltd.	2,900	104,216
Matsuya Co. Ltd.[a]	3,300	33,102
Mazda Motor Corp.[a]	263,000	1,291,984
McDonald’s Holdings Co. (Japan) Ltd.	6,200	163,169
Medipal Holdings Corp.	13,700	201,769
Megachips Corp.	2,400	32,970
MEGMILK SNOW BRAND Co. Ltd.	4,800	60,103
Meidensha Corp.	18,000	73,423
Meiji Holdings Co. Ltd.	5,900	373,143
Meitec Corp.	3,200	86,319
Melco Holdings Inc.	2,200	36,456
Message Co. Ltd.	1,400	47,017
MID REIT Inc.	26	59,630
Milbon Co. Ltd.	1,500	54,052
Minato Bank Ltd. (The)	16,000	27,141
Minebea Co. Ltd.	31,000	237,398
Ministop Co. Ltd.	2,800	45,136
Miraca Holdings Inc.	5,400	258,126
MIRAIT Holdings Corp.	6,700	59,258
Misawa Homes Co. Ltd.	3,100	44,014
Misumi Group Inc.	7,800	227,075
Mitsubishi Chemical Holdings Corp.	130,600	564,736
Mitsubishi Corp.	134,100	2,502,253
Mitsubishi Electric Corp.	185,000	2,136,883
Mitsubishi Estate Co. Ltd.	121,000	3,019,513
Mitsubishi Gas Chemical Co. Inc.	37,000	264,480
Mitsubishi Heavy Industries Ltd.	296,000	1,944,600
Mitsubishi Logistics Corp.	12,000	171,202
Mitsubishi Materials Corp.	108,000	369,584
Mitsubishi Motors Corp.[a,b]	59,700	653,284
Mitsubishi Paper Mills Ltd.[a]	56,000	54,361
Mitsubishi Pencil Co. Ltd.	2,100	49,028
Mitsubishi Shokuhin Co. Ltd.	1,000	23,984
Mitsubishi Steel Manufacturing Co. Ltd.	16,000	40,320

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

Mitsubishi Tanabe Pharma Corp.	22,100	$327,215
Mitsubishi UFJ Financial Group Inc.	1,219,500	7,449,610
Mitsubishi UFJ Lease & Finance Co. Ltd.	58,160	309,662
Mitsui & Co. Ltd.	165,900	2,252,993
Mitsui Chemicals Inc.	82,000	199,402
Mitsui Engineering & Shipbuilding Co. Ltd.	71,000	141,325
Mitsui Fudosan Co. Ltd.	81,000	2,612,237
Mitsui Mining & Smelting Co. Ltd.	59,000	159,671
Mitsui O.S.K. Lines Ltd.	105,000	438,594
Mitsui Sugar Co. Ltd.	11,000	47,350
Mitsui-Soko Co. Ltd.	10,000	44,418
Mitsumi Electric Co. Ltd.[a]	8,500	61,676
Miura Co. Ltd.	3,200	83,903
Miyazaki Bank Ltd. (The)	17,000	47,507
Mizuho Financial Group Inc.	2,199,900	4,724,009
Modec Inc.	1,700	46,890
Monex Group Inc.	20,300	87,781
MonotaRO Co. Ltd.	3,100	67,237
Mori Hills REIT Investment Corp.	115	153,243
MORI TRUST Sogo REIT Inc.	21	171,113
Morinaga & Co. Ltd.	22,000	47,458
Morinaga Milk Industry Co. Ltd.	19,000	56,263
Morita Holdings Corp.	4,000	31,534
MOS Food Services Inc.	3,400	71,277
Moshi Moshi Hotline Inc.	4,800	50,784
MS&AD Insurance Group Holdings Inc.	48,800	1,154,146
Murata Manufacturing Co. Ltd.	19,400	1,826,912
Musashi Seimitsu Industry Co. Ltd.	2,400	47,489
Musashino Bank Ltd. (The)	3,100	101,069
Nabtesco Corp.	10,900	244,217
Nachi-Fujikoshi Corp.	18,000	116,135
Nagaileben Co. Ltd.	2,000	33,515
Nagase & Co. Ltd.	10,100	120,426
Namco Bandai Holdings Inc.	17,200	392,960
Nanto Bank Ltd. (The)	22,000	77,874
NEC Corp.	238,000	697,769
NEC Networks & System Integration Corp.	2,400	56,479
Net One Systems Co. Ltd.	10,100	63,184
Nexon Co. Ltd.	10,900	95,977
NGK Insulators Ltd.	28,000	482,385

Security	Shares	Value

NGK Spark Plug Co. Ltd.	19,000	$446,752
NHK Spring Co. Ltd.	16,100	167,812
Nichi-Iko Pharmaceutical Co. Ltd.[b]	4,500	67,466
Nichicon Corp.	5,400	46,966
Nichiha Corp.	2,600	36,023
Nichii Gakkan Co.	5,200	44,563
Nichirei Corp.	26,000	119,567
Nidec Corp.	9,700	1,096,166
Nifco Inc.	4,800	126,795
Nihon Kohden Corp.	3,700	146,208
Nihon M&A Center Inc.	1,200	100,721
Nihon Parkerizing Co. Ltd.	5,000	109,281
Nihon Trim Co. Ltd.	600	47,713
Nihon Unisys Ltd.	6,000	61,950
Nikon Corp.	32,600	565,469
Nintendo Co. Ltd.	10,200	1,215,179
Nippon Accommodations Fund Inc.	22	153,160
Nippon Building Fund Inc.	132	754,582
Nippon Coke & Engineering Co. Ltd.	29,400	40,071
Nippon Denko Co. Ltd.	14,000	40,908
Nippon Electric Glass Co. Ltd.	37,000	169,064
Nippon Express Co. Ltd.	78,000	371,702
Nippon Flour Mills Co. Ltd.	12,000	60,479
Nippon Kayaku Co. Ltd.	15,000	201,794
Nippon Konpo Unyu Soko Co. Ltd.	5,400	97,320
Nippon Light Metal Holdings Co. Ltd.	51,500	74,231
Nippon Meat Packers Inc.	17,000	294,210
Nippon Paint Co. Ltd.	17,000	284,208
Nippon Paper Industries Co. Ltd.[b]	10,000	182,674
Nippon Prologis REIT Inc.	25	253,714
Nippon Road Co. Ltd. (The)	8,000	42,987
Nippon Sharyo Ltd.	8,000	40,320
Nippon Sheet Glass Co. Ltd.[a]	87,000	115,164
Nippon Shokubai Co. Ltd.	13,000	138,050
Nippon Signal Co. Ltd. (The)	7,300	64,851
Nippon Soda Co. Ltd.	14,000	81,130
Nippon Steel & Sumikin Bussan Corp.	16,720	64,103
Nippon Steel & Sumitomo Metal Corp.	736,000	2,273,275
Nippon Suisan Kaisha Ltd.[a]	30,500	63,102
Nippon Telegraph and Telephone Corp.	36,300	1,979,353

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

Nippon Thompson Co. Ltd.	9,000	$44,918
Nippon Valqua Industries Ltd.	20,000	54,910
Nippon Yakin Kogyo Co. Ltd.[a]	14,500	42,653
Nippon Yusen K.K.	156,000	491,013
Nipro Corp.	11,200	99,058
Nishi-Nippon City Bank Ltd. (The)	64,000	163,789
Nishimatsu Construction Co. Ltd.	29,000	101,799
Nishimatsuya Chain Co. Ltd.	5,400	42,995
Nissan Chemical Industries Ltd.	12,200	177,404
Nissan Motor Co. Ltd.	239,800	2,080,924
Nissan Shatai Co. Ltd.	9,000	114,899
Nissha Printing Co. Ltd.[a]	3,200	46,595
Nisshin OilliO Group Ltd. (The)	14,000	46,399
Nisshin Seifun Group Inc.	20,700	208,248
Nisshin Steel Holdings Co. Ltd.	7,300	78,737
Nisshinbo Holdings Inc.	14,000	124,234
Nissin Foods Holdings Co. Ltd.	5,600	244,624
Nissin Kogyo Co. Ltd.	3,700	76,623
Nitori Holdings Co. Ltd.	3,300	322,606
Nitta Corp.	2,200	50,133
Nitto Boseki Co. Ltd.	18,000	79,776
Nitto Denko Corp.	15,900	717,476
Nitto Kogyo Corp.	2,700	47,257
NKSJ Holdings Inc.	32,300	858,610
Noevir Holdings Co. Ltd.	2,000	36,966
NOF Corp.	15,000	106,339
NOK Corp.	9,400	154,385
Nomura Co. Ltd.	4,200	36,117
Nomura Holdings Inc.	350,100	2,488,822
Nomura Real Estate Holdings Inc.	12,200	250,735
Nomura Real Estate Master Fund Inc.	167	177,177
Nomura Real Estate Office Fund Inc.	34	150,855
Nomura Real Estate Residential Fund Inc.	14	73,305
Nomura Research Institute Ltd.	9,800	325,273
Noritake Co. Ltd.	17,000	42,006
Noritz Corp.	2,800	58,946
North Pacific Bank Ltd.	33,700	133,828
NS Solutions Corp.	1,900	49,053
NSD Co. Ltd.	4,000	55,302
NSK Ltd.	46,000	529,980
NTN Corp.[a]	44,000	193,715
NTT Data Corp.	12,200	439,025

Security	Shares	Value

NTT DOCOMO Inc.	147,300	$2,401,921
NTT Urban Development Corp.	11,200	111,358
Obayashi Corp.	63,000	377,438
Obic Business Consultants Co. Ltd.	900	30,666
OBIC Co. Ltd.	6,800	212,031
Odakyu Electric Railway Co. Ltd.	60,000	533,020
Ogaki Kyoritsu Bank Ltd. (The)	34,000	96,014
Ohsho Food Service Corp.	1,400	46,124
Oiles Corp.	3,100	73,013
Oita Bank Ltd. (The)	19,000	77,315
Oji Holdings Corp.	78,000	373,231
Okabe Co. Ltd.	4,200	53,414
Okamoto Industries Inc.	13,000	42,957
Okasan Securities Group Inc.	17,000	161,357
Oki Electric Industry Co. Ltd.[a]	69,000	159,671
Okinawa Electric Power Co. Inc. (The)	1,600	50,517
Okuma Corp.	14,000	137,550
Okumura Corp.	18,000	80,835
Olympus Corp.[a]	23,100	690,837
Omron Corp.	19,800	794,058
OncoTherapy Science Inc.[a]	15,300	33,755
Ono Pharmaceutical Co. Ltd.	8,000	700,495
Onward Holdings Co. Ltd.	13,000	94,837
Oracle Corp. Japan	3,600	144,021
Orient Corp.[a]	31,400	71,738
Oriental Land Co. Ltd.	4,800	733,990
ORIX Corp.	123,000	1,917,635
ORIX JREIT Inc.	164	218,699
Osaka Gas Co. Ltd.	182,000	744,168
OSAKA Titanium Technologies Co. Ltd.	1,800	29,210
OSG Corp.	7,200	135,267
Otsuka Corp.	1,600	191,558
Otsuka Holdings Co. Ltd.	34,800	1,073,499
Oyo Corp.	1,900	29,957
Pacific Metals Co. Ltd.	16,000	57,106
Pack Corp. (The)	2,700	47,151
Pal Co. Ltd.	1,000	19,307
Paltac Corp.	3,000	40,535
Panasonic Corp.	212,000	2,461,225
Paramount Bed Holdings Co. Ltd.	1,700	56,092
PARK24 Co. Ltd.	9,400	195,217
Penta-Ocean Construction Co. Ltd.	30,500	111,252

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

PeptiDream Inc.[a]	500	$62,999
Pigeon Corp.	3,500	161,813
Pilot Corp.	1,500	46,036
Pioneer Corp.[a,b]	28,100	61,168
Plenus Co. Ltd.	2,100	49,295
Pola Orbis Holdings Inc.	2,500	84,326
Premier Investment Corp.	23	89,758
Press Kogyo Co. Ltd.	12,000	51,655
Prima Meat Packers Ltd.	16,000	29,338
Proto Corp.	2,700	37,832
Raito Kogyo Co. Ltd.	5,600	38,382
Rakuten Inc.	69,400	1,145,949
Relo Holdings Inc.	1,100	58,136
Rengo Co. Ltd.	20,000	106,878
ReproCELL Inc.[a,b]	2,600	35,513
Resona Holdings Inc.	178,800	957,247
Resorttrust Inc.	7,000	121,832
Ricoh Co. Ltd.	64,400	688,929
Ricoh Leasing Co. Ltd.	2,000	54,126
Riken Corp.	12,000	56,950
Ringer Hut Co. Ltd.	4,500	66,010
Rinnai Corp.	3,300	259,185
Riso Kagaku Corp.	1,800	36,094
Rohm Co. Ltd.	9,300	472,364
Rohto Pharmaceutical Co. Ltd.	8,800	142,115
Round One Corp.	7,600	71,093
Royal Holdings Co. Ltd.	3,200	46,595
Ryobi Ltd.	12,000	49,537
Ryohin Keikaku Co. Ltd.	2,300	213,571
Ryosan Co. Ltd.	3,200	67,367
Ryoyo Electro Corp.	5,200	55,475
Saint Marc Holdings Co. Ltd.	900	43,242
Saizeriya Co. Ltd.	3,100	36,750
Sakai Chemical Industry Co. Ltd.	15,000	45,595
Sakata Seed Corp.	3,400	43,773
San-A & Co. Ltd.	1,800	51,272
San-in Godo Bank Ltd. (The)	16,000	112,330
Sanden Corp.	12,000	57,773
Sangetsu Co. Ltd.	3,300	81,768
Sanix Inc.[a]	3,000	25,974
Sanken Electric Co. Ltd.	10,000	69,912
Sankyo Co. Ltd.	5,100	243,786
Sankyo Tateyama Inc.	2,400	56,714
Sankyu Inc.	26,000	98,916
Sanrio Co. Ltd.[b]	4,700	174,893

Security	Shares	Value

Santen Pharmaceutical Co. Ltd.	7,100	$301,446
Sanwa Holdings Corp.	21,000	148,257
Sanyo Shokai Ltd.	14,000	37,751
Sanyo Special Steel Co. Ltd.	10,000	45,105
Sapporo Holdings Ltd.	34,000	130,352
Sato Holdings Corp.	2,200	49,248
Sawada Holdings Co. Ltd.	2,700	32,431
Sawai Pharmaceutical Co. Ltd.	2,800	168,299
SBI Holdings Inc.	19,900	279,421
SCSK Corp.	4,700	131,389
Secom Co. Ltd.	20,300	1,160,455
Sega Sammy Holdings Inc.	18,000	434,358
Seikagaku Corp.	3,700	55,762
Seiko Epson Corp.	12,600	333,702
Seiko Holdings Corp.	15,000	75,011
Seino Holdings Co. Ltd.	15,000	143,845
Seiren Co. Ltd.	6,100	47,850
Sekisui Chemical Co. Ltd.	41,000	481,620
Sekisui House Ltd.	52,400	736,791
Sekisui House SI Investment Corp.	15	78,541
Senko Co. Ltd.	9,000	44,565
Senshu Ikeda Holdings Inc.	22,400	100,815
Seria Co. Ltd.	1,900	78,992
Seven & I Holdings Co. Ltd.	72,600	2,920,088
Seven Bank Ltd.	58,800	227,163
Sharp Corp.[a]	137,000	475,540
Shiga Bank Ltd. (The)	21,000	103,780
Shikoku Chemicals Corp.	5,000	38,535
Shikoku Electric Power Co. Inc.[a]	17,300	253,431
Shima Seiki Manufacturing Ltd.	2,900	48,028
Shimachu Co. Ltd.	4,200	94,473
Shimadzu Corp.	23,000	206,579
Shimamura Co. Ltd.	2,200	196,303
Shimano Inc.	7,600	680,375
Shimizu Corp.	59,000	322,812
Shin-Etsu Chemical Co. Ltd.	39,200	2,215,126
Shinko Electric Industries Co. Ltd.	6,500	50,988
Shinko Plantech Co. Ltd.	5,400	40,612
Shinsei Bank Ltd.	160,000	331,029
Shionogi & Co. Ltd.	28,500	592,161
Ship Healthcare Holdings Inc.	3,200	123,626
Shiseido Co. Ltd.	34,700	556,983
Shizuoka Bank Ltd. (The)	54,000	544,315
Shizuoka Gas Co. Ltd.	7,200	42,853
SHO-BOND Holdings Co. Ltd.	2,300	110,394

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

Shochiku Co. Ltd.	11,000	$98,367
Showa Corp.	5,300	71,353
Showa Denko K.K.	145,000	199,049
Showa Sangyo Co. Ltd.	10,000	32,260
Showa Shell Sekiyu K.K.	18,500	178,134
SIIX Corp.	2,400	33,887
Sintokogio Ltd.	5,200	40,076
SKY Perfect JSAT Holdings Inc.	19,700	102,185
SMC Corp.	5,100	1,301,441
SoftBank Corp.	91,800	6,807,701
Sohgo Security Services Co. Ltd.	6,100	115,738
Sojitz Corp.	120,700	210,664
Sony Corp.	96,600	1,540,144
Sony Financial Holdings Inc.	17,100	281,521
Sotetsu Holdings Inc.	39,000	141,491
Square Enix Holdings Co. Ltd.	6,800	193,028
Stanley Electric Co. Ltd.	14,200	325,813
Star Micronics Co. Ltd.	4,100	47,760
Starbucks Coffee Japan Ltd.	4,100	49,850
Start Today Co. Ltd.	5,300	119,008
Sugi Holdings Co. Ltd.	3,700	148,929
Sumco Corp.	10,800	84,189
Sumitomo Bakelite Co. Ltd.	22,000	83,267
Sumitomo Chemical Co. Ltd.	144,000	595,852
Sumitomo Corp.	108,100	1,367,348
Sumitomo Electric Industries Ltd.	73,000	1,164,593
Sumitomo Forestry Co. Ltd.	12,900	141,541
Sumitomo Heavy Industries Ltd.	53,000	249,448
Sumitomo Metal Mining Co. Ltd.	50,000	659,411
Sumitomo Mitsui Financial Group Inc.	121,800	5,761,271
Sumitomo Mitsui Trust Holdings Inc.	317,000	1,538,609
Sumitomo Osaka Cement Co. Ltd.	39,000	147,992
Sumitomo Real Estate Sales Co. Ltd.	1,800	56,655
Sumitomo Realty & Development Co. Ltd.	35,000	1,575,918
Sumitomo Rubber Industries Inc.	17,000	239,202
Sumitomo Warehouse Co. Ltd. (The)	13,000	70,236
Sundrug Co. Ltd.	3,200	135,706
Suntory Beverage & Food Ltd.	11,700	384,895
Suruga Bank Ltd.	19,000	325,656
Suzuken Co. Ltd.	7,000	244,350

Security	Shares	Value

Suzuki Motor Corp.	35,100	$926,501
Sysmex Corp.	7,000	390,548
T&D Holdings Inc.	55,800	692,131
T-Gaia Corp.	2,100	26,007
Tachi-S Co. Ltd.	2,500	34,515
Tadano Ltd.	11,000	157,366
Taiheiyo Cement Corp.	114,000	428,122
Taikisha Ltd.	3,100	67,754
Taisei Corp.	94,000	416,610
Taisho Pharmaceutical Holdings Co. Ltd.	3,000	218,856
Taiyo Holdings Co. Ltd.	1,700	56,008
Taiyo Nippon Sanso Corp.	24,000	168,966
Taiyo Yuden Co. Ltd.	10,500	129,519
Takara Bio Inc.	4,600	94,584
Takara Holdings Inc.	17,000	139,854
Takasago Thermal Engineering Co. Ltd.	6,300	57,017
Takashimaya Co. Ltd.	26,000	245,507
Takata Corp.	3,600	108,722
Takeda Pharmaceutical Co. Ltd.	76,200	3,581,180
Tamron Co. Ltd.	1,900	45,942
TDK Corp.	11,900	547,247
Tecmo Koei Holdings Co. Ltd.	3,600	44,230
Teijin Ltd.	94,000	214,757
Tekken Corp.[a]	13,000	36,456
Temp Holdings Co. Ltd.	4,100	124,626
Terumo Corp.	14,700	696,911
THK Co. Ltd.	11,300	250,963
Toa Corp.[a]	23,000	50,292
Toagosei Co. Ltd.	22,000	91,896
Tobu Railway Co. Ltd.	99,000	464,980
TOC Co. Ltd.	6,000	44,242
Tocalo Co. Ltd.	2,600	43,620
Tochigi Bank Ltd. (The)	12,000	47,301
Toda Corp.	20,000	67,461
Toho Bank Ltd. (The)	19,000	58,499
Toho Co. Ltd.	11,600	241,702
Toho Gas Co. Ltd.	41,000	192,165
Toho Holdings Co. Ltd.	4,700	83,921
Toho Titanium Co. Ltd.[b]	4,100	26,976
Toho Zinc Co. Ltd.	19,000	68,000
Tohoku Electric Power Co. Inc.[a]	43,400	476,194
Tokai Carbon Co. Ltd.	20,000	65,108
Tokai Corp. (GIFU)	1,400	41,869

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

TOKAI Holdings Corp.	7,600	$24,815
Tokai Rika Co. Ltd.	5,600	104,823
Tokai Rubber Industries Ltd.	3,800	39,943
Tokai Tokyo Financial Holdings Inc.	20,300	181,732
Token Corp.	760	35,509
Tokio Marine Holdings Inc.	67,200	1,999,165
TOKO Inc.	12,000	39,888
Tokuyama Corp.	31,000	126,754
Tokyo Broadcasting System Holdings Inc.	4,400	53,369
Tokyo Dome Corp.	17,000	102,682
Tokyo Electric Power Co. Inc.[a]	138,100	636,437
Tokyo Electron Ltd.	16,400	855,016
Tokyo Gas Co. Ltd.	231,000	1,159,700
Tokyo Ohka Kogyo Co. Ltd.	4,300	86,856
Tokyo Seimitsu Co. Ltd.	3,800	75,266
Tokyo Steel Manufacturing Co. Ltd.[a]	11,100	57,467
Tokyo Tatemono Co. Ltd.	40,000	380,448
Tokyo Tomin Bank Ltd. (The)	4,500	45,713
Tokyotokeiba Co. Ltd.	13,000	45,889
Tokyu Corp.	109,000	685,091
Tokyu Fudosan Holdings Corp.[a]	50,500	439,217
TOKYU REIT Inc.	90	108,810
TOMONY Holdings Inc.	14,900	59,463
Tomy Co. Ltd.	10,500	47,772
TonenGeneral Sekiyu K.K.	27,000	237,211
Top REIT Inc.	16	73,423
Topcon Corp.	7,000	98,289
Toppan Forms Co. Ltd.	5,900	51,719
Toppan Printing Co. Ltd.	55,000	407,707
Topre Corp.	3,800	49,854
TOPY Industries Ltd.	28,000	49,419
Toray Industries Inc.	141,000	935,991
Torii Pharmaceutical Co. Ltd.	1,300	39,898
Toshiba Corp.	392,000	1,660,479
Toshiba Machine Co. Ltd.	13,000	71,256
Toshiba Tec Corp.	13,000	87,317
Tosoh Corp.	50,000	217,679
Totetsu Kogyo Co. Ltd.	2,500	50,988
TOTO Ltd.	28,000	450,811
Towa Bank Ltd. (The)	62,000	61,401
Toyo Corp.	4,600	47,405
Toyo Engineering Corp.	14,000	62,048

Security	Shares	Value

Toyo Ink SC Holdings Co. Ltd.	20,000	$97,661
Toyo Seikan Group Holdings Ltd.	16,400	297,173
Toyo Suisan Kaisha Ltd.	9,000	285,924
Toyo Tanso Co. Ltd.	1,800	35,511
Toyo Tire & Rubber Co. Ltd.	19,000	108,987
Toyobo Co. Ltd.	85,000	153,356
Toyoda Gosei Co. Ltd.	6,500	139,133
Toyota Boshoku Corp.	6,800	78,745
Toyota Industries Corp.	15,900	739,771
Toyota Motor Corp.	263,600	15,306,557
Toyota Tsusho Corp.	20,600	492,251
TPR Co. Ltd.	2,400	41,230
Trans Cosmos Inc.	2,600	54,812
Trend Micro Inc.	10,300	322,175
Trusco Nakayama Corp.	2,000	46,615
TS Tech Co. Ltd.	4,700	176,276
TSI Holdings Co. Ltd.	9,400	56,593
Tsubakimoto Chain Co.	14,000	111,742
Tsukuba Bank Ltd. (The)	10,700	38,400
Tsumura & Co.	5,900	146,827
Tsuruha Holdings Inc.	1,600	150,924
TV Asahi Corp.	2,600	54,149
UACJ Corp.	25,000	98,789
Ube Industries Ltd.	103,000	214,110
ULVAC Inc.[a]	4,100	68,183
Unicharm Corp.	11,000	606,168
Unipres Corp.	3,400	61,776
United Arrows Ltd.	2,000	65,108
UNITED Inc.[b]	1,200	28,851
United Urban Investment Corp.	223	334,331
Unitika Ltd.[a]	91,000	57,999
Universal Entertainment Corp.	2,100	38,794
UNY Co. Ltd.	20,400	123,618
Ushio Inc.	10,800	131,208
USS Co. Ltd.	21,200	293,102
Valor Co. Ltd.	3,700	49,703
Vital KSK Holdings Inc.	2,800	18,944
VT Holdings Co. Ltd.	2,600	44,283
Wacoal Holdings Corp.	11,000	114,438
Wacom Co. Ltd.	14,200	91,478
Watami Co. Ltd.[b]	2,400	33,440
Weathernews Inc.	1,800	46,419
Welcia Holdings Co. Ltd.	1,000	58,146
West Japan Railway Co.	16,200	671,287
Xebio Co. Ltd.	2,400	48,337

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

Yachiyo Bank Ltd. (The)	1,700	$45,107
Yahoo! Japan Corp.	139,300	797,678
Yakult Honsha Co. Ltd.	8,500	420,895
Yamada Denki Co. Ltd.	88,200	306,151
Yamagata Bank Ltd. (The)	12,000	47,301
Yamaguchi Financial Group Inc.	20,000	184,537
Yamaha Corp.	16,000	239,878
Yamaha Motor Co. Ltd.	27,100	365,372
Yamanashi Chuo Bank Ltd. (The)	14,000	60,126
Yamato Holdings Co. Ltd.	35,600	757,484
Yamato Kogyo Co. Ltd.	4,300	129,019
Yamazaki Baking Co. Ltd.	11,000	119,616
Yamazen Corp.	6,800	40,073
Yaoko Co. Ltd.	700	29,102
Yaskawa Electric Corp.	21,000	292,396
Yellow Hat Ltd.	1,400	26,096
Yodogawa Steel Works Ltd.	12,000	52,361
Yokogawa Electric Corp.	21,000	330,902
Yokohama Reito Co. Ltd.	6,100	48,030
Yokohama Rubber Co. Ltd. (The)	20,000	181,203
Yondoshi Holdings Inc.	2,100	33,420
Yorozu Corp.	2,100	38,979
Yoshinoya Holdings Co. Ltd.	5,300	76,082
Yuasa Trading Co. Ltd.	25,000	52,704
Zenrin Co. Ltd.	3,600	33,993
Zensho Holdings Co. Ltd.[b]	7,100	80,061
Zeon Corp.	17,000	167,691

		301,657,378
NETHERLANDS — 2.57%
Aalberts Industries NV	9,383	293,623
Accell Group NV	1,917	35,675
AEGON NV	172,938	1,512,870
Akzo Nobel NV	23,048	1,660,057
AMG Advanced Metallurgical Group NVa	4,306	42,018
Amsterdam Commodities NV	1,368	29,877
Arcadis NV	5,904	211,068
ASM International NV	4,649	155,795
ASML Holding NV	34,090	2,895,322
BE Semiconductor Industries NV	2,532	29,495
BinckBank NV	5,336	59,510
Brunel International NV	1,115	65,581
Corbion NV	6,266	131,355
Corio NV	6,460	274,852
Delta Lloyd NV	18,529	476,882

Security	Shares	Value

Eurocommercial Properties NV	3,384	$139,187
Fugro NV CVA	6,758	353,741
Gemalto NVb	7,547	852,061
Grontmij NVa	10,020	53,226
Heineken Holding NV	9,528	549,551
Heineken NV	21,810	1,331,182
ING Groep NV CVA[a]	367,092	4,871,214
Koninklijke Ahold NV	96,297	1,605,736
Koninklijke BAM Groep NV	24,390	125,578
Koninklijke DSM NV	14,592	966,782
Koninklijke KPN NVa	304,643	1,139,222
Koninklijke Philips NV	93,194	3,247,489
Koninklijke Ten Cate NV	2,405	77,109
Koninklijke Vopak NV	6,654	365,929
Nieuwe Steen Investments NV	12,498	74,142
Nutreco NV	6,692	298,846
OCI NVa	8,564	397,343
PostNL NVa	43,522	244,333
Randstad Holding NV	12,014	763,495
Reed Elsevier NV	66,925	1,379,949
Royal Boskalis Westminster NV CVA	7,449	357,615
Royal Imtech NVa,b	32,563	93,139
SBM Offshore NVa	18,074	348,544
SNS REAAL NVa,b,e	3,991	—
Tetragon Financial Group Ltd.	7,809	81,994
TKH Group NV	3,608	124,072
TNT Express NV	33,534	295,844
TomTom NVa,b	10,680	74,173
Unilever NV CVA	154,650	5,777,970
Unit4 NV	2,597	135,009
USG People NV	7,061	110,933
VastNed Retail NV	1,652	79,087
Wereldhave NV	1,992	151,508
Wolters Kluwer NV	29,181	805,930
Ziggo NV	14,257	619,759

		35,765,672
NEW ZEALAND — 0.23%
Air New Zealand Ltd.	50,875	70,358
Argosy Property Ltd.	60,080	44,217
Auckland International Airport Ltd.	100,864	297,744
Chorus Ltd.	37,896	42,908
Contact Energy Ltd.	34,464	143,823
Fisher & Paykel Healthcare Corp. Ltd.	53,082	173,867

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

Fletcher Building Ltd.	65,870	$483,713
Freightways Ltd.	12,964	48,754
Goodman Property Trust	80,786	63,049
Infratil Ltd.	50,837	90,452
Kathmandu Holdings Ltd.	20,648	52,769
Kiwi Income Property Trust	66,200	59,161
Mainfreight Ltd.	8,009	84,852
Metlifecare Ltd.	9,857	32,844
Mighty River Power Ltd.	72,177	114,119
New Zealand Oil & Gas Ltd.	52,307	32,574
Nuplex Industries Ltd.	17,922	48,846
Precinct Properties New Zealand Ltd.	58,313	46,453
Ryman Healthcare Ltd.	36,977	236,251
Sky Network Television Ltd.	37,701	176,236
SKYCITY Entertainment Group Ltd.	56,176	175,823
Telecom Corp. of New Zealand Ltd.	174,087	330,863
Trade Me Group Ltd.	37,188	123,010
Warehouse Group Ltd.(The)	8,845	25,824
Xero Ltd.[a,b]	6,133	205,793
Z Energy Ltd.	24,219	71,493

		3,275,796
NORWAY — 0.95%
Aker ASA Class A	2,973	88,626
Aker Solutions ASA	16,175	246,878
Algeta ASA[a]	3,125	178,763
Archer Ltd.[a]	25,144	21,587
Atea ASA	7,104	65,508
Austevoll Seafood ASA	9,471	54,509
Bakkafrost P/F	3,272	48,640
BW Offshore Ltd.	32,713	35,887
Cermaq ASA[b]	4,928	50,144
Det norske oljeselskap ASA[a,b]	7,750	78,304
DNB ASA	92,977	1,568,402
DNO International ASA[a]	56,095	181,759
Electromagnetic GeoServices ASa,b	27,446	30,327
Fred Olsen Energy ASA	3,360	121,104
Gjensidige Forsikring ASA	19,296	369,062
Golden Ocean Group Ltd.	30,036	62,080
Hoegh LNG Holdings Ltd.[a]	6,241	47,628
Kvaerner ASA	20,019	38,194
Leroey Seafood Group ASA	2,052	61,823
Marine Harvest ASA	28,999	332,649

Security	Shares	Value

Nordic Semiconductor ASA[a]	12,226	$58,120
Norsk Hydro ASA	128,342	580,725
Norwegian Air Shuttle ASa,b	2,615	84,773
Norwegian Property ASA	43,833	50,525
Opera Software ASA	10,971	148,786
Orkla ASA	72,600	562,701
Petroleum Geo-Services ASA	22,262	229,531
Polarcus Ltd.[a]	62,041	38,666
Prosafe SE	23,462	155,661
REC Silicon ASA[a]	189,102	81,897
Schibsted ASA	7,564	441,111
Seadrill Ltd.	35,938	1,286,163
Sevan Drilling ASa	33,335	22,684
Songa Offshore SEa,b	24,873	11,191
SpareBank 1 SMN	12,624	117,916
Statoil ASA	105,614	2,495,209
Stolt-Nielsen Ltd.	2,295	67,503
Storebrand ASA[a]	34,666	205,634
Subsea 7 SA	25,567	438,193
Telenor ASA	65,112	1,347,841
TGS-NOPEC Geophysical Co. ASA	9,991	257,489
Thin Film Electronics ASA[a]	34,722	32,515
Tomra Systems ASA	14,640	125,108
Yara International ASA	17,290	711,969

		13,233,785
PORTUGAL — 0.22%
Altri SGPS SA	15,376	52,274
Banco BPI SAa,d	36,854	75,046
Banco Comercial Portugues SA Registered[a]	1,325,655	296,760
Banco Espirito Santo SA Registered[a]	176,115	268,375
Energias de Portugal SA	195,090	732,965
Galp Energia SGPS SA Class B	33,649	520,932
Jeronimo Martins SGPS SA	23,934	410,069
Portucel SA	18,200	75,594
Portugal Telecom SGPS SA Registered	59,546	262,182
Redes Energeticas Nacionais SA	8,265	28,032
Semapa — Sociedade de Investimento e Gestao SGPS SA	6,358	84,884
Sonae SGPS SA	98,297	155,093

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

ZON OPTIMUS SGPS SA	14,190	$95,010

		3,057,216
SINGAPORE — 1.57%
AIMS AMP Capital Industrial REIT[b]	61,000	68,960
ARA Asset Management Ltd.	53,200	70,756
Ascendas India Trust	100,000	53,591
Ascendas REIT	196,000	326,616
Ascott Residence Trust	83,200	77,133
Asian Pay Television Trust[b]	192,000	114,912
Biosensors International Group Ltd.	98,000	66,320
Boustead Singapore Ltd.	39,000	50,497
Cache Logistics Trust	107,000	91,664
Cambridge Industrial Trust[b]	146,000	78,814
CapitaCommercial Trust	198,000	219,966
CapitaLand Ltd.	246,000	531,184
CapitaMall Trust Management Ltd.	231,000	337,952
CapitaMalls Asia Ltd.	136,000	187,263
CapitaRetail China Trust	66,220	68,386
CDL Hospitality Trusts	64,000	80,363
Chip Eng Seng Corp. Ltd.	73,000	39,693
City Developments Ltd.	40,000	273,823
ComfortDelGro Corp. Ltd.	201,000	304,283
COSCO Corp. (Singapore) Ltd.[b]	107,000	58,598
CSE Global Ltd.	122,000	60,131
CWT Ltd.[b]	42,000	42,716
DBS Group Holdings Ltd.	165,000	2,126,076
Ezion Holdings Ltd.	85,200	149,977
Ezra Holdings Ltd.[a,b]	75,000	56,623
First REIT	72,000	58,582
First Resources Ltd.	57,000	88,742
Frasers Centrepoint Trust	60,000	79,800
Frasers Commercial Trust	58,000	56,720
Genting Singapore PLC	585,000	631,591
Global Logistic Properties Ltd.	299,000	657,323
GMG Global Ltd.	369,000	28,003
Golden Agri-Resources Ltd.	692,000	281,521
GuocoLeisure Ltd.	51,000	32,917
Ho Bee Land Ltd.[b]	24,000	37,553
Hong Leong Asia Ltd.	44,000	44,923
Hutchison Port Holdings Trust	512,000	340,480
Hyflux Ltd.[b]	76,000	68,377
Indofood Agri Resources Ltd.	48,000	28,916
Jardine Cycle & Carriage Ltd.	11,000	301,205
K-Green Trust	74,000	58,183
Keppel Corp. Ltd.	141,000	1,147,238

Security	Shares	Value

Keppel Land Ltd.	68,000	$168,111
Keppel REIT Management Ltd.	142,880	125,755
KrisEnergy Ltd.[a]	59,000	30,696
Lippo Malls Indonesia Retail Trust	234,000	75,059
M1 Ltd.	40,000	105,148
Mapletree Commercial Trust	123,000	112,107
Mapletree Greater China Commercial Trust[b]	194,000	123,697
Mapletree Industrial Trust	113,000	115,811
Mapletree Logistics Trust	142,000	111,649
Midas Holdings Ltd.	129,000	46,425
Neptune Orient Lines Ltd.[a,b]	91,000	71,906
Noble Group Ltd.	423,000	314,387
Olam International Ltd.[b]	138,000	159,787
OSIM International Ltd.[b]	26,000	48,208
OUE Hospitality Trust[a]	80,000	54,764
OUE Ltd.[b]	28,000	52,136
Oversea-Chinese Banking Corp. Ltd.	245,000	1,782,585
Parkway Life REIT	39,000	68,956
Perennial China Retail Trust	90,000	38,022
Raffles Education Corp. Ltd.[a]	134,000	28,830
Raffles Medical Group Ltd.[b]	25,000	58,676
Sabana Shari’ah Compliant Industrial REIT	88,000	72,978
SATS Ltd.	64,000	156,720
SembCorp Industries Ltd.	97,000	398,412
SembCorp Marine Ltd.[b]	85,000	269,989
Singapore Airlines Ltd.	52,000	390,142
Singapore Exchange Ltd.	89,000	476,960
Singapore Post Ltd.	153,000	159,799
Singapore Technologies Engineering Ltd.	151,000	447,731
Singapore Telecommunications Ltd.	767,000	2,118,221
SMRT Corp. Ltd.[b]	89,000	79,725
Soilbuild Business Space REIT[b]	130,000	76,279
SPH REIT	63,000	48,302
Stamford Land Corp. Ltd.	110,000	49,914
Starhill Global REIT	159,000	95,161
StarHub Ltd.	61,000	203,779
Suntec REIT	205,000	258,215
Super Group Ltd.	23,000	66,938
Swiber Holdings Ltd.	106,000	52,660
Tat Hong Holdings Ltd.	40,000	25,661
Tiger Airways Holdings Ltd.[a]	116,400	38,703

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

United Engineers Ltd.	44,000	$59,897
United Overseas Bank Ltd.	121,000	1,893,287
UOL Group Ltd.	47,000	215,843
Vard Holdings Ltd.[a,b]	52,000	33,359
Venture Corp. Ltd.[b]	26,000	150,524
Wheelock Properties (Singapore) Ltd.	18,000	22,180
Wilmar International Ltd.	187,000	456,454
Wing Tai Holdings Ltd.	43,000	58,199
Yangzijiang Shipbuilding	201,000	180,840
Yanlord Land Group Ltd.	60,000	52,574
Ying Li International Real Estate Ltd.[a]	96,000	27,414

		21,807,946
SPAIN — 3.27%
Abengoa SA Class B	21,494	71,015
Abertis Infraestructuras SA	37,422	836,465
Acciona SAb	2,570	170,689
Acerinox SAb	10,766	139,973
Actividades de Construcciones y Servicios SA	14,179	498,678
Almirall SA	6,672	106,531
Amadeus IT Holding SA Class A	36,454	1,443,093
Antena 3 Television SA	6,406	120,511
Banco Bilbao Vizcaya Argentaria SA	554,538	6,625,707
Banco de Sabadell SA	325,384	962,281
Banco Popular Espanol SA	136,224	937,997
Banco Santander SA	1,085,417	9,382,570
Bankia SAa	383,665	666,400
Bankinter SA	64,244	481,265
Bolsas y Mercados Espanoles	1,895	74,148
CaixaBank SA	167,271	1,026,359
Construcciones y Auxiliar de Ferrocarriles SA	209	105,693
Corporacion Financiera Alba SA	1,856	106,173
Distribuidora Internacional de Alimentacion SA	58,916	484,970
Duro Felguera SA	12,501	83,617
Ebro Foods SA	8,043	178,206
Enagas SA	12,699	347,642
Ence Energia y Celulosa SA	19,768	72,643
FAES FARMA SA	23,513	83,710
FAES FARMA SA New	327	1,164
Ferrovial SA	39,525	759,812

Security	Shares	Value

Fomento de Construcciones y Contratas SAa	4,702	$126,025
Gamesa Corporacion Tecnologica SAa	20,378	223,968
Gas Natural SDG SA	34,228	847,233
Grifols SA	14,718	763,055
Grupo Catalana Occidente SA	4,528	174,028
Iberdrola SA	452,978	2,795,923
Iberdrola SA New	12,244	75,574
Indra Sistemas SAb	10,008	177,274
Industria de Diseno Textil SA	20,882	3,117,360
International Consolidated Airlines Group SAa	91,863	628,948
Jazztel PLC[a,b]	22,029	270,960
Liberbank SAa	57,375	61,357
Mapfre SA	108,087	446,465
Mediaset Espana Comunicacion SAa	17,297	213,362
Melia Hotels International SAb	5,072	65,936
NH Hoteles SAa	8,192	51,536
Obrascon Huarte Lain SA	4,153	175,465
Pescanova SAa,e	498	—
Promotora de Informaciones SAa,b	48,232	26,343
Prosegur Compania de Seguridad SA	19,114	114,962
Red Electrica Corporacion SA	7,050	493,523
Repsol SA	84,846	1,988,604
Tecnicas Reunidas SA	3,146	165,586
Telefonica SA	392,401	6,053,734
Tubacex SA	15,705	59,937
Tubos Reunidos SA	18,421	43,597
Viscofan SA	4,464	236,463
Zardoya Otis SA	16,188	271,788
Zeltia SAa	20,687	75,044

		45,511,362
SWEDEN — 3.32%
AarhusKarlshamn AB	2,525	154,519
Active Biotech ABa,b	5,038	26,551
AF AB Class B	3,512	113,737
Alfa Laval AB	30,306	736,099
Arcam ABa	1,492	64,615
Assa Abloy AB Class B	32,346	1,615,768
Atlas Copco AB Class A	65,940	1,792,997
Atlas Copco AB Class B	35,567	890,506
Avanza Bank Holding AB	2,486	91,143

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

Axfood AB	1,713	$82,167
Axis Communications ABb	4,016	129,691
Betsson AB	3,421	96,680
Bilia AB	1,839	47,055
Billerud AB	15,265	183,170
BioGaia AB Class B	1,497	51,682
Boliden AB	26,315	400,582
Castellum AB	14,684	234,632
CDON Group ABa,b	8,714	36,474
Clas Ohlson AB Class B	4,250	72,714
East Capital Explorer ABa	6,254	57,322
Electrolux AB Class B	23,003	489,141
Elekta AB Class B	34,822	508,005
Eniro ABa	9,135	68,308
Fabege AB	13,044	165,685
Fastighets AB Balder Class Ba	8,290	88,330
Fingerprint Cards ABa	5,267	44,454
Getinge AB Class B	19,008	653,906
Hakon Invest ABa	7,098	218,919
Hennes & Mauritz AB Class B	90,131	3,888,209
Hexagon AB Class B	22,788	724,418
Hexpol AB	2,432	173,497
HiQ International AB	7,128	42,140
Holmen AB Class B	4,852	167,880
Hufvudstaden AB Class A	9,971	133,811
Husqvarna AB Class B	39,324	228,392
Industrial & Financial Systems Class B	1,889	46,170
Industrivarden AB Class C	12,823	232,515
Indutrade AB	1,954	84,772
Intrum Justitia AB	7,892	223,033
Investment AB Kinnevik Class B	21,594	848,428
Investor AB Class B	44,442	1,440,621
JM AB	7,613	203,984
Klovern AB	6,396	31,754
Kungsleden AB	13,840	100,636
Lindab International ABa	5,445	55,272
Loomis AB Class B	6,043	143,085
Lundbergforetagen AB	3,954	162,782
Lundin Petroleum ABa	20,896	361,344
Meda AB Class A	21,732	264,753
Medivir ABa	3,787	52,355
Mekonomen AB	2,460	59,939
Millicom International Cellular SA SDR	6,339	617,806

Security	Shares	Value

Modern Times Group MTG AB Class B	5,555	$251,011
NCC AB Class B	8,112	259,363
Net Entertainment AB	3,279	74,760
Nibe Industrier AB Class B	8,186	179,696
Nobia AB	11,699	90,698
Nordea Bank AB	287,967	3,857,918
Nordnet AB	8,745	37,271
Orexo ABa	1,677	44,447
Oriflame Cosmetics SA SDR[b]	4,070	112,410
Peab AB	18,318	113,861
Ratos AB Class B	18,993	175,388
Rezidor Hotel Group ABa	8,959	61,449
Saab AB Class B	6,805	176,721
Sandvik AB	103,595	1,454,337
Scania AB Class B	30,466	624,566
Securitas AB Class B	30,418	316,438
Skandinaviska Enskilda Banken AB Class A	144,893	1,872,529
Skanska AB Class B	35,698	704,559
SKF AB Class B	37,699	1,000,323
SSAB AB Class A	24,978	199,558
Svenska Cellulosa AB Class B	56,147	1,599,617
Svenska Handelsbanken AB Class A	47,415	2,256,960
Swedbank AB Class A	86,190	2,255,407
Swedish Match AB	18,863	553,252
Swedish Orphan Biovitrum ABa	13,885	158,445
Tele2 AB Class B	30,577	337,243
Telefonaktiebolaget LM Ericsson Class B	292,475	3,574,287
TeliaSonera AB	227,988	1,692,966
Trelleborg AB Class B	23,444	468,436
Unibet Group PLC SDR	2,937	143,122
Volvo AB Class B	146,030	1,936,300
Wallenstam AB Class B	7,827	119,805
Wihlborgs Fastigheter AB	6,537	119,582

		46,225,173
SWITZERLAND — 8.49%
ABB Ltd. Registered	210,262	5,251,616
Actelion Ltd. Registered	9,998	940,573
Adecco SA Registered	12,633	995,268
AFG Arbonia-Forster Holding AG Registered[a]	2,107	74,216
Allreal Holding AG Registered	1,239	172,515

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

AMS AG	941	$115,852
Aryzta AG	8,188	645,077
Ascom Holding AG Registered	5,846	111,349
Baloise Holding AG Registered	4,546	544,626
Banque Cantonale Vaudoise Registered	218	118,671
Barry Callebaut AG Registered	198	234,806
Basilea Pharmaceutica AG Registered[a]	834	115,203
BKW AG	1,715	54,159
Bossard Holding AG Bearer	327	78,893
Bucher Industries AG Registered	610	179,164
Burckhardt Compression Holding AG	313	141,267
Clariant AG Registered	26,969	510,108
Compagnie Financiere Richemont SA Class A Bearer	49,871	4,633,848
Credit Suisse Group AG Registered	145,243	4,394,256
Daetwyler Holding AG Bearer	717	108,462
Dufry AG Registered[a]	2,420	380,242
EFG International AGa	5,301	77,556
Emmi AG	234	74,348
EMS-Chemie Holding AG Registered	717	246,811
Flughafen Zurich AG Registered	371	218,344
Forbo Holding AG Registered	136	111,275
Galenica Holding AG Registered	439	419,295
GAM Holding AG	16,760	282,217
Gategroup Holding AGa	3,193	95,192
Geberit AG Registered	3,559	1,034,317
Georg Fischer AG Registered	411	282,501
Givaudan SA Registered	779	1,154,329
Helvetia Holding AG Registered	530	256,032
Holcim Ltd. Registered	21,540	1,569,745
Huber & Suhner AG Registered	1,725	92,378
Implenia AG Registered[a]	1,478	104,202
Inficon Holding AG Registered	187	69,171
Intershop Holdings AG Bearer	219	81,734
Julius Baer Group Ltd.	21,409	1,041,314
Kaba Holding AG Class B Registered	325	148,747
Komax Holding AG Registered	474	74,425
Kudelski SA Bearer	4,289	65,591
Kuehne & Nagel International AG Registered	5,014	667,131

Security	Shares	Value

Kuoni Reisen Holding AG Class B Registered	328	$148,490
LEM Holding SA Registered	55	42,450
Lindt & Spruengli AG Participation Certificates	70	314,581
Lindt & Spruengli AG Registered	10	536,576
Logitech International SA Registered	13,477	212,799
Lonza Group AG Registered	5,123	515,609
Meyer Burger Technology AGa	8,322	126,348
Micronas Semiconductor Holding AG Registered	4,532	36,480
Mobilezone Holding AG Bearer	7,347	78,366
Mobimo Holding AG Registered	741	154,721
Nestle SA Registered	306,598	22,275,877
Nobel Biocare Holding AG Registered	12,236	187,124
Novartis AG Registered	218,861	17,351,316
OC Oerlikon Corp. AG Registered	17,578	277,552
Orascom Development Holding AGa	1,804	29,979
Panalpina Welttransport Holding AG Registered	1,153	190,968
Pargesa Holding SA Bearer	2,567	206,913
Partners Group Holding AG	1,659	393,661
PSP Swiss Property AG Registered	3,346	288,547
Rieter Holding AG Registered	394	87,749
Roche Holding AG Genusschein	66,886	18,411,837
Schindler Holding AG Participation Certificates	4,138	600,836
Schindler Holding AG Registered	2,010	295,846
Schmolz + Bickenbach AG Registered[a]	53,881	70,798
Schweiter Technologies AG Bearer	126	97,389
Schweizerische National-Versicherungs-Gesellschaft AG Registered	1,514	99,969
SGS SA Registered	514	1,165,176
Siegfried Holding AG Registered[a]	448	80,137
Sika AG Bearer	201	663,157
Sonova Holding AG Registered	4,751	653,646
St Galler Kantonalbank AG Registered	240	93,016

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

Straumann Holding AG Registered	840	$167,787
Sulzer AG Registered	2,311	349,336
Swatch Group AG (The) Bearer	2,980	1,778,491
Swatch Group AG (The) Registered	4,071	418,720
Swiss Life Holding AG Registered	3,072	663,483
Swiss Prime Site AG Registered	4,916	382,684
Swiss Re AG	33,551	2,904,431
Swisscom AG Registered	2,181	1,200,977
Swisslog Holding AG Registered	49,143	61,317
Swissquote Group Holding SA Registered	1,464	57,710
Syngenta AG Registered	8,875	3,146,649
Tecan AG Registered	1,097	120,523
Temenos Group AG Registered[a]	6,631	186,706
Transocean Ltd.[a]	34,240	1,492,246
U-Blox AG	808	102,600
UBS AG Registered	348,802	6,928,668
Valiant Holding AG Registered	1,546	150,563
Valora Holding AG Registered	345	88,950
Vetropack Holding AG Bearer	29	57,606
Vontobel Holding AG Registered	2,896	109,202
Zehnder Group AG Bearer	1,576	70,913
Zurich Insurance Group AGa	14,170	4,119,650

		118,213,951
UNITED KINGDOM — 21.90%
3i Group PLC	92,660	568,621
888 Holdings PLC	16,560	38,891
Abcam PLC	19,246	164,475
Aberdeen Asset Management PLC	91,675	588,792
Admiral Group PLC	17,794	422,569
Advanced Medical Solutions Group PLC	32,707	65,578
Afren PLC[a]	105,368	257,326
African Minerals Ltd.[a]	25,111	69,331
Aggreko PLC	25,476	647,288
Al Noor Hospitals Group PLC[a]	3,974	54,926
Alent PLC	26,431	136,265
AMEC PLC	28,176	476,950
Amerisur Resources PLC[a,b]	79,213	66,393
Amlin PLC	47,130	323,920
Anglo American PLC	133,366	3,147,430
Anglo Pacific Group PLC	13,600	41,237
Antofagasta PLC	36,771	513,968
ARM Holdings PLC	133,611	2,053,101

Security	Shares	Value

Ashmore Group PLC	34,896	$186,616
Ashtead Group PLC	47,711	619,052
ASOS PLC[a]	6,658	685,194
Associated British Foods PLC	33,717	1,504,442
AstraZeneca PLC	118,840	7,535,945
Avanti Communications Group PLC[a,b]	9,080	33,240
AVEVA Group PLC	6,319	223,277
Aviva PLC	280,979	2,054,899
AZ Electronic Materials SA	34,393	223,775
Babcock International Group PLC	33,462	764,405
BAE Systems PLC	307,657	2,169,611
Balfour Beatty PLC	65,886	315,962
Bank of Georgia Holdings PLC	3,293	116,355
Barclays PLC	1,453,713	6,510,311
Barratt Developments PLC	93,240	580,149
BBA Aviation PLC	43,405	220,137
Beazley PLC	50,140	210,539
Bellway PLC	11,791	301,133
Berendsen PLC	17,112	260,135
Berkeley Group Holdings PLC (The)	11,769	500,371
Betfair Group PLC	6,536	113,431
BG Group PLC	324,505	5,450,406
BHP Billiton PLC	201,041	5,932,348
Big Yellow Group PLC	14,283	121,592
Blinkx PLC[a,b]	37,229	78,010
Bodycote PLC	18,774	200,243
Booker Group PLC	138,103	351,342
Bovis Homes Group PLC	13,187	178,362
Bowleven PLC[a]	37,014	22,507
BP PLC	1,791,683	14,074,910
Brewin Dolphin Holdings PLC	28,056	140,816
British American Tobacco PLC	180,202	8,635,822
British Land Co. PLC	87,656	945,743
British Sky Broadcasting Group PLC	97,516	1,403,901
Britvic PLC	23,004	261,995
BT Group PLC	752,479	4,740,125
BTG PLC[a]	34,813	338,990
Bunzl PLC	30,269	690,469
Burberry Group PLC	41,787	994,412
Bwin.Party Digital Entertainment PLC[a]	65,210	122,709
Cable & Wireless Communications PLC	245,057	215,264

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

Cairn Energy PLC[a]	52,390	$185,632
Cape PLC	13,116	57,769
Capita PLC	61,869	1,000,009
Capital & Counties Properties PLC	60,404	353,107
Carclo PLC	9,062	24,536
Carillion PLC	42,246	236,754
Carnival PLC	17,015	699,362
Catlin Group Ltd.	34,345	297,744
Centamin PLC[a]	97,509	70,671
Centrica PLC	487,774	2,494,680
Chemring Group PLC	20,021	79,380
Chesnara PLC	16,341	92,652
Chime Communications PLC	10,977	62,644
Cineworld Group PLC	18,219	105,995
Clarkson PLC	1,761	58,027
Clinigen Healthcare Ltd.[a]	4,889	47,245
Close Brothers Group PLC	14,892	324,529
Cobham PLC	101,214	488,541
Coca-Cola HBC AG	15,308	405,798
Coca-Cola HBC AG SP ADR	6,618	174,715
COLT Group SAa	34,321	71,352
Compass Group PLC	170,975	2,558,404
Computacenter PLC	8,197	86,958
Crest Nicholson Holdings PLC[a]	19,540	117,534
Croda International PLC	12,628	500,574
CSR PLC	15,296	166,289
Daily Mail & General Trust PLC Class A NVS	27,339	432,005
Dairy Crest Group PLC	15,812	134,869
Dart Group PLC	12,719	53,407
Darty PLC	53,196	115,401
DCC PLC	7,767	352,943
De La Rue PLC	10,035	128,803
Debenhams PLC	128,501	156,383
Derwent London PLC	8,490	347,427
Devro PLC	17,763	90,380
Diageo PLC	237,747	7,035,010
Dialight PLC	4,134	52,008
Dignity PLC	5,072	124,617
Diploma PLC	11,658	133,157
Direct Line Insurance Group PLC	102,864	447,649
Dixons Retail PLC[a]	351,432	252,105
Domino Printing Sciences PLC	10,793	141,193
Domino’s Pizza Group PLC	14,719	127,844
Drax Group PLC	38,018	507,656

Security	Shares	Value

DS Smith PLC	88,687	$478,798
Dunelm Group PLC	8,691	131,763
easyJet PLC	14,845	401,087
Electrocomponents PLC	42,933	187,403
Elementis PLC	44,131	185,597
EnQuest PLC[a]	69,071	147,002
Enterprise Inns PLC[a]	49,510	131,001
Entertainment One Ltd.[a]	22,080	112,636
Essar Energy PLC[a]	28,393	26,924
Essentra PLC	22,290	303,867
esure Group PLC	25,468	114,098
Experian PLC	94,587	1,616,670
F&C Asset Management PLC	52,943	108,152
Faroe Petroleum PLC[a]	20,041	36,559
Fenner PLC	20,613	139,232
Ferrexpo PLC	16,599	41,465
Fidessa Group PLC	3,766	143,157
FirstGroup PLC[a]	112,559	246,400
Fresnillo PLC	17,867	225,952
G4S PLC	145,042	569,226
Galliford Try PLC	8,560	165,017
Gem Diamonds Ltd.[a]	17,244	44,989
Genus PLC	6,780	146,414
GKN PLC	155,040	1,004,678
GlaxoSmithKline PLC	465,211	11,957,579
Glencore Xstrata PLC[a]	1,011,232	5,359,658
Go-Ahead Group PLC (The)	4,473	145,332
Grafton Group PLC Units	22,538	220,203
Grainger PLC	43,101	150,665
Great Portland Estates PLC	31,570	313,637
Greencore Group PLC	41,232	168,865
Greene King PLC	19,954	281,203
Greggs PLC	11,246	93,428
Gulf Keystone Petroleum Ltd.[a,b]	79,033	203,922
Halfords Group PLC	20,372	153,507
Halma PLC	36,436	358,386
Hammerson PLC	64,871	560,247
Hansteen Holdings PLC	66,683	116,166
Hargreaves Lansdown PLC	20,409	498,422
Hargreaves Services PLC	3,851	54,397
Hays PLC	138,941	303,239
Helical Bar PLC	12,963	73,872
Henderson Group PLC	100,485	363,313
Heritage Oil PLC[a]	18,637	57,582
Highland Gold Mining Ltd.	35,717	37,274

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

Hikma Pharmaceuticals PLC	13,365	$263,796
Hill & Smith Holdings PLC	8,783	78,307
Hiscox Ltd.[b]	33,036	346,389
Home Retail Group PLC	76,849	226,451
Homeserve PLC	29,163	157,012
Howden Joinery Group PLC	61,317	346,049
HSBC Holdings PLC	1,767,087	18,208,829
Hunting PLC	12,477	154,508
ICAP PLC	53,079	337,154
IG Group Holdings PLC	35,742	368,007
Imagination Technologies Group PLC[a,b]	25,730	72,943
IMI PLC	29,644	729,315
Imperial Tobacco Group PLC	91,888	3,357,027
Inchcape PLC	42,271	406,401
Informa PLC	57,956	492,431
Inmarsat PLC	42,345	487,491
Innovation Group PLC[a]	150,579	82,902
InterContinental Hotels Group PLC	24,269	785,732
Intermediate Capital Group PLC	41,006	278,731
International Personal Finance PLC	25,152	192,213
Interserve PLC	13,102	131,348
Intertek Group PLC	14,878	692,459
Intu Properties PLC	60,755	315,120
Investec PLC	56,220	362,188
IQE PLC[a]	114,059	43,114
ITE Group PLC	25,235	113,303
ITV PLC	356,893	1,152,543
J Sainsbury PLC	112,360	636,886
Jardine Lloyd Thompson Group PLC	11,553	200,880
JD Wetherspoon PLC	9,151	119,787
John Menzies PLC	4,962	55,860
John Wood Group PLC	33,977	359,048
Johnson Matthey PLC	19,280	1,023,766
Jupiter Fund Management PLC	28,883	177,435
Kazakhmys PLC[b]	26,549	77,709
Kcom Group PLC	58,028	94,174
Keller Group PLC	6,710	130,566
Kentz Corp. Ltd.	7,775	84,078
Kier Group PLC	5,822	179,977
Kingfisher PLC	223,141	1,355,401
Ladbrokes PLC	86,069	211,468
Laird PLC	26,786	142,585

Security	Shares	Value

Lancashire Holdings Ltd.	17,939	$222,293
Land Securities Group PLC	72,483	1,225,767
Legal & General Group PLC	563,326	1,993,244
Lloyds Banking Group PLC[a]	4,748,822	6,501,109
London Mining PLC[a]	15,161	23,359
London Stock Exchange Group PLC	16,826	508,810
LondonMetric Property PLC	60,422	136,836
Lonmin PLC[a]	46,008	232,204
Lookers PLC	31,559	65,610
Majestic Wine PLC	8,976	72,873
Man Group PLC	170,272	228,624
Marks & Spencer Group PLC	151,711	1,174,093
Marston’s PLC	60,296	148,640
Mears Group PLC	12,046	94,828
Meggitt PLC	73,930	626,334
Melrose Industries PLC	118,901	604,397
Michael Page International PLC	27,071	198,069
Micro Focus International PLC	13,528	166,744
Millennium & Copthorne Hotels PLC	11,801	109,772
Mitchells & Butlers PLC[a]	18,761	138,686
Mitie Group PLC	36,816	193,012
Mondi PLC	34,498	523,302
Moneysupermarket.com Group PLC	41,662	122,081
Monitise PLC[a]	121,770	133,082
Morgan Advanced Materials PLC	30,126	153,532
Morgan Sindall Group PLC	4,946	64,865
Mothercare PLC[a]	8,139	35,012
N Brown Group PLC	14,650	130,134
National Express Group PLC	41,290	197,942
National Grid PLC	352,963	4,576,808
Next PLC	15,045	1,545,357
Northgate PLC	14,453	133,016
Ocado Group PLC[a]	38,894	334,303
Old Mutual PLC	457,919	1,298,178
Ophir Energy PLC[a]	42,215	193,843
Optimal Payments PLC[a]	11,910	78,392
Oxford Instruments PLC	5,315	146,310
Pace PLC	27,740	162,891
Pan African Resources PLC	194,900	48,046
Paragon Group of Companies PLC	29,886	172,447

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

Partnership Assurance Group PLC[a]	15,694	$83,361
Pearson PLC	77,233	1,411,446
Pennon Group PLC	34,433	389,332
Persimmon PLC	28,991	625,582
Petra Diamonds Ltd.[a]	42,708	96,790
Petrofac Ltd.	24,587	466,707
Phoenix Group Holdings	14,945	180,403
Playtech Ltd.	15,471	175,311
Premier Farnell PLC	40,626	145,218
Premier Foods PLC[a]	22,269	52,427
Premier Oil PLC	48,011	214,302
Primary Health Properties PLC	13,120	76,977
Provident Financial PLC	13,455	360,878
Prudential PLC	243,112	4,906,381
QinetiQ Group PLC	64,600	237,283
Quindell PLC[a]	402,809	200,254
Quintain Estates and Development PLC[a]	52,127	85,240
Randgold Resources Ltd.	8,602	592,763
Reckitt Benckiser Group PLC	61,138	4,584,777
Redrow PLC	22,130	118,201
Reed Elsevier PLC	111,181	1,620,730
Regus PLC	65,308	224,857
Renishaw PLC	3,140	97,274
Rentokil Initial PLC	174,910	346,384
Resolution Ltd.	133,111	762,602
Restaurant Group PLC (The)	18,793	189,018
Rexam PLC	72,395	586,559
Rightmove PLC	9,455	393,443
Rio Tinto PLC	121,029	6,451,488
Rockhopper Exploration PLC[a]	28,147	62,102
Rolls-Royce Holdings PLC	178,562	3,483,344
Rotork PLC	8,165	330,370
Royal Bank of Scotland Group PLC[a]	203,695	1,138,193
Royal Dutch Shell PLC Class A	364,388	12,596,884
Royal Dutch Shell PLC Class B	239,544	8,759,350
RPC Group PLC	17,101	167,223
RPS Group PLC	23,238	130,382
RSA Insurance Group PLC	344,672	549,458
SABMiller PLC	90,953	4,095,662
Sage Group PLC (The)	103,712	695,929
Salamander Energy PLC[a]	29,546	51,592
Savills PLC	12,180	125,108

Security	Shares	Value

Schroders PLC	9,756	$395,546
SDL PLC	9,974	59,666
SEGRO PLC	69,711	386,204
Senior PLC	39,956	196,078
Serco Group PLC	47,664	342,395
Severn Trent PLC	23,381	663,609
Shaftesbury PLC	23,075	236,258
Shanks Group PLC	47,894	91,699
Shire PLC	52,836	2,642,338
SIG PLC	55,841	180,056
Smith & Nephew PLC	83,311	1,199,397
Smiths Group PLC	36,332	858,627
SOCO International PLC[a]	18,506	125,396
Spectris PLC	11,307	412,903
Speedy Hire PLC	61,308	64,988
Spirax-Sarco Engineering PLC	7,173	344,223
Spirent Communications PLC	68,265	106,749
Spirit Pub Co. PLC	73,328	100,627
Sports Direct International PLC[a]	22,578	253,804
SSE PLC	91,515	1,965,733
St James’s Place PLC	39,059	494,275
St. Modwen Properties PLC	18,613	117,494
Stagecoach Group PLC	40,422	241,678
Standard Chartered PLC	229,911	4,685,306
Standard Life PLC	223,972	1,345,725
Stobart Group Ltd.	37,061	81,769
SuperGroup PLC[a]	3,059	77,571
Synergy Health PLC	6,651	140,895
Synthomer PLC	26,491	118,420
TalkTalk Telecom Group PLC	49,247	252,517
Tate & Lyle PLC	42,621	530,595
Taylor Wimpey PLC	304,990	562,387
Telecity Group PLC	20,538	241,335
Telecom plus PLC	6,263	195,874
Tesco PLC	765,209	4,028,667
Thomas Cook Group PLC[a]	138,421	409,251
Travis Perkins PLC	23,258	664,704
TT electronics PLC	18,942	64,362
TUI Travel PLC	41,437	289,696
Tullett Prebon PLC	23,621	128,882
Tullow Oil PLC	85,506	1,110,849
UBM PLC	24,574	274,626
UDG Healthcare PLC	24,832	145,203
Ultra Electronics Holdings PLC	6,608	212,637
Unilever PLC	121,545	4,672,226

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Security	Shares	Value

UNITE Group PLC	19,618	$132,124
United Utilities Group PLC	62,802	738,998
Vectura Group PLC[a]	35,470	93,415
Vedanta Resources PLC	8,736	115,934
Vesuvius PLC	26,107	192,045
Victrex PLC	7,615	223,015
Vodafone Group PLC	4,605,765	17,148,352
W.S. Atkins PLC	10,030	224,345
WANdisco PLC[a]	1,880	37,076
Weir Group PLC (The)	20,081	691,064
WH Smith PLC	11,856	203,226
Whitbread PLC	16,796	1,035,403
William Hill PLC	80,116	437,660
Wm Morrison Supermarkets PLC	200,370	789,986
Wolseley PLC	24,944	1,345,430
Workspace Group PLC	12,136	108,301
WPP PLC	129,127	2,709,970
Xchanging PLC	28,656	83,946
Xcite Energy Ltd.[a]	31,344	50,225

		304,920,316

TOTAL COMMON STOCKS
(Cost: $1,288,280,232)		1,378,106,105

PREFERRED STOCKS — 0.57%

GERMANY — 0.56%
Bayerische Motoren Werke AG	4,815	387,064
Biotest AG	686	76,432
Draegerwerk AG & Co. KGaA[b]	493	60,035
Fuchs Petrolub SE	3,343	301,599
Henkel AG & Co. KGaA	17,039	1,846,967
Jungheinrich AG	1,623	118,277
Porsche Automobil Holding SE	14,617	1,431,271
Sartorius AG	847	112,452
Sixt SE	938	25,672
Sto AG	166	31,340
Volkswagen AG	13,683	3,469,939

		7,861,048
ITALY — 0.01%
Unipol Gruppo Finanziario SpA	27,647	141,006

		141,006

TOTAL PREFERRED STOCKS
(Cost: $6,979,377)		8,002,054

Security	Shares	Value

RIGHTS — 0.02%

AUSTRIA — 0.00%
Raiffeisen International Bank Holding AGa	4,562	$—

		—
SPAIN — 0.02%
Actividades Construccion y Servicios SAa	14,179	8,069
Banco Popular Espanol SAa	136,224	7,532
Banco Santander SAa	1,056,683	212,324

		227,925
UNITED KINGDOM — 0.00%
Cineworld Group PLC[a]	5,830	11,785

		11,785

TOTAL RIGHTS
(Cost: $234,275)		239,710

SHORT-TERM INVESTMENTS — 0.92%

MONEY MARKET FUNDS — 0.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[f,g,h]	9,574,561	9,574,561
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[f,g,h]	538,939	538,939
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	2,663,066	2,663,066

		12,776,566

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,776,566)		12,776,566

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

January 31, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 100.49%
(Cost: $1,308,270,450)	$1,399,124,435
Other Assets, Less Liabilities — (0.49)%	(6,886,347)

NET ASSETS — 100.00%	$1,392,238,088

FDR — Fiduciary Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
f	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of January 31, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
59	MSCI EAFE E-Mini (Mar. 2014)	NYSE LIFFE	$5,362,510	$(107,822)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Consolidated Schedule of Investments (Unaudited)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 97.57%

AUSTRALIA — 5.22%
Abacus Property Group	4,592	$8,975
Acrux Ltd.	8,126	16,449
Adelaide Brighton Ltd.	17,613	58,089
AGL Energy Ltd.	15,343	203,479
ALS Ltd.	6,909	47,923
Alumina Ltd.[a]	48,597	54,061
Amcor Ltd.	27,752	259,328
AMP Ltd.	70,185	261,479
Ansell Ltd.	3,026	50,612
APA Group	17,300	90,415
Aquila Resources Ltd.[a]	1,840	3,901
ARB Corp. Ltd.	967	9,306
Ardent Leisure Group	37,556	64,388
Aristocrat Leisure Ltd.	10,045	39,877
Arrium Ltd.	26,988	36,616
Asciano Ltd.	27,284	133,786
Astro Japan Property Trust	29,558	100,578
ASX Ltd.	6,048	187,962
Atlas Iron Ltd.	21,667	19,093
Aurizon Holdings Ltd.	58,024	249,080
Aurora Oil and Gas Ltd.[a]	8,213	19,563
Australand Property Group	5,994	20,291
Australia and New Zealand Banking Group Ltd.	65,491	1,721,655
Automotive Holdings Group	2,141	7,005
Aveo Group	6,324	11,753
AWE Ltd.[a]	10,194	11,518
Bank of Queensland Ltd.	6,632	65,965
Beach Energy Ltd.	36,300	45,132
Beadell Resources Ltd.[a]	15,060	9,526
Bendigo and Adelaide Bank Ltd.	11,576	117,161
Bentham IMF Ltd.	31,736	49,426
BHP Billiton Ltd.	79,350	2,531,846
BlueScope Steel Ltd.[a]	10,940	51,544
Boral Ltd.	22,506	93,273
Bradken Ltd.	4,140	18,061
Brambles Ltd.	37,608	295,645
Buru Energy Ltd.[a]	6,686	10,705
BWP Trust	5,903	11,434
Cabcharge Australia Ltd.	2,790	9,323
Caltex Australia Ltd.	4,600	77,541
Cardno Ltd.	5,912	33,013
carsales.com Ltd.	5,124	40,326

Security	Shares	Value

CFS Retail Property Trust Group	32,451	$54,928
Challenger Ltd.	11,129	58,260
Charter Hall Group	2,412	7,808
Charter Hall Retail REIT	13,697	42,783
Coca-Cola Amatil Ltd.	14,059	143,395
Cochlear Ltd.	1,748	87,283
Commonwealth Bank of Australia	38,298	2,480,395
Commonwealth Property Office Fund	46,164	49,542
Computershare Ltd.	15,872	154,686
Crown Resorts Ltd.	10,010	145,679
CSL Ltd.	12,386	759,285
CSR Ltd.	11,480	29,248
Cudeco Ltd.[a,b]	4,980	6,344
David Jones Ltd.	29,590	77,194
Decmil Group Ltd.	2,233	3,799
Dexus Property Group	87,720	76,153
Downer EDI Ltd.	11,200	48,176
Drillsearch Energy Ltd.[a]	20,277	25,564
DUET Group	25,113	45,794
DuluxGroup Ltd.	18,833	87,910
Echo Entertainment Group Ltd.	11,137	22,932
Envestra Ltd.	8,044	8,001
Evolution Mining Ltd.	11,017	6,152
Fairfax Media Ltd.	44,076	25,766
Federation Centres	25,711	50,923
FlexiGroup Ltd.	4,869	17,205
Flight Centre Travel Group Ltd.	1,021	42,287
Fortescue Metals Group Ltd.	37,941	176,442
G.U.D Holdings Ltd.	10,914	59,706
Goodman Fielder Ltd.	36,358	21,571
Goodman Group	60,266	245,558
GPT Group	54,025	170,164
GrainCorp Ltd. Class A	3,851	25,536
GWA Group Ltd.	5,123	13,409
Harvey Norman Holdings Ltd.	8,818	23,081
iiNET Ltd.	2,024	11,902
Iluka Resources Ltd.	9,362	71,718
Incitec Pivot Ltd.	35,739	89,181
Independence Group NL	2,135	6,147
Insurance Australia Group Ltd.	57,722	276,490
Investa Office Fund	34,162	92,400
Invocare Ltd.	1,189	10,893
IOOF Holdings Ltd.	10,974	84,354
Iress Ltd.	4,930	38,627

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

James Hardie Industries SE	11,435	$128,704
JB Hi-Fi Ltd.	2,021	31,740
Karoon Gas Australia Ltd.[a]	4,459	12,488
Kingsgate Consolidated Ltd.[b]	5,474	5,373
Leighton Holdings Ltd.	3,073	44,106
Lend Lease Group	14,127	129,791
Lynas Corp. Ltd.[a,b]	44,382	11,036
M2 Group Ltd.	2,022	10,920
Macquarie Atlas Roads Group	5,921	14,568
Macquarie Group Ltd.	6,974	329,128
Magellan Financial Group Ltd.	3,245	31,937
McMillan Shakespeare Ltd.	1,109	11,476
Mermaid Marine Australia Ltd.	14,218	36,347
Mesoblast Ltd.[a,b]	3,503	17,971
Metcash Ltd.	19,830	52,251
Mineral Deposits Ltd.[a,b]	6,364	12,382
Mineral Resources Ltd.	2,442	24,034
Mirvac Group	93,290	135,930
Monadelphous Group Ltd.[b]	1,248	17,400
Mount Gibson Iron Ltd.	21,226	19,446
Myer Holdings Ltd.	9,473	20,911
National Australia Bank Ltd.	56,006	1,624,769
Navitas Ltd.	1,466	8,647
Northern Star Resources Ltd.	171,734	131,857
NRW Holdings Ltd.	9,655	10,530
Nufarm Ltd.	1,358	4,597
Orica Ltd.	10,162	208,359
Origin Energy Ltd.	26,695	325,614
Orora Ltd.[a]	23,619	26,378
OZ Minerals Ltd.	6,356	19,521
Pacific Brands Ltd.	130,112	69,816
Paladin Energy Ltd.[a]	15,530	6,843
PanAust Ltd.	17,267	24,632
Perpetual Ltd.	1,396	57,295
Perseus Mining Ltd.[a]	15,367	5,162
Platinum Asset Management Ltd.	3,939	23,336
Premier Investments Ltd.	1,223	8,142
Primary Health Care Ltd.	12,438	53,827
Qantas Airways Ltd.[a]	19,937	19,135
QBE Insurance Group Ltd.	28,486	285,573
Qube Logistics Holdings Ltd.	4,704	8,537
Ramsay Health Care Ltd.	3,454	132,177
REA Group Ltd.	1,621	57,492
Recall Holdings Ltd.[a]	5,815	22,780
Regis Resources Ltd.	7,125	16,785

Security	Shares	Value

Resolute Mining Ltd.[a]	14,054	$6,683
Rio Tinto Ltd.	10,233	586,053
SAI Global Ltd.	2,578	8,435
Sandfire Resources NLa	3,393	17,200
Santos Ltd.	23,423	272,624
Seek Ltd.	7,156	77,483
Senex Energy Ltd.[a]	22,525	12,971
Seven West Media Ltd.	13,344	25,497
Shopping Centres Australasia Property Group	28,782	37,292
Sigma Pharmaceuticals Ltd.	17,383	9,024
Silex Systems Ltd.[a]	10,857	19,609
Sims Metal Management Ltd.[a]	4,891	44,296
Sirius Resources NLa	4,154	7,937
Skilled Group Ltd.	3,114	7,743
SMS Management & Technology Ltd.	10,387	36,613
Sonic Healthcare Ltd.	7,414	106,798
Southern Cross Media Group Ltd.	7,579	10,382
SP AusNet	20,686	22,380
Spark Infrastructure Group	31,902	45,649
Stockland Corp. Ltd.	54,202	171,667
Suncorp Group Ltd.	29,911	317,866
Super Retail Group Ltd.	5,883	54,974
Sydney Airport	26,704	91,799
Tabcorp Holdings Ltd.	31,620	95,180
Tatts Group Ltd.	41,015	106,999
Telstra Corp. Ltd.	103,749	465,278
Ten Network Holdings Ltd.[a]	35,765	11,078
Toll Holdings Ltd.	19,716	96,160
TPG Telecom Ltd.	9,123	42,983
Transfield Services Ltd.	7,026	4,873
Transpacific Industries Group Ltd.[a]	30,876	30,037
Transurban Group	29,685	178,970
Treasury Wine Estates Ltd.	37,653	119,582
UGL Ltd.	8,673	53,046
Virtus Health Ltd.[a]	18,584	134,743
Wesfarmers Ltd.	23,771	871,088
Western Areas NL	6,986	16,274
Westfield Group	47,348	421,373
Westfield Retail Trust	65,343	172,175
Westpac Banking Corp.	73,823	1,988,354
Whitehaven Coal Ltd.[a]	35,683	55,884
Woodside Petroleum Ltd.	16,673	543,774
Woolworths Ltd.	29,985	891,336
Wotif.com Holdings Ltd.	1,460	3,108

		25,664,787

SCHEDULES OF INVESTMENTS	41

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

AUSTRIA — 0.26%
AMAG Austria Metall AGc	132	$4,094
Andritz AG	1,638	90,014
CA Immobilien Anlagen AG	1,537	26,738
conwert Immobilien Invest SE	1,518	19,675
Erste Group Bank AG	6,607	240,611
EVN AG	415	6,464
Flughafen Wien AG	86	6,918
IMMOFINANZ AG	22,396	105,677
Lenzing AG	73	4,416
Mayr-Melnhof Karton AG	83	10,146
Oesterreichische Post AG	1,672	77,102
OMV AG	3,970	171,855
Raiffeisen International Bank Holding AG	2,561	98,429
RHI AG	228	7,473
S IMMO AG	5,315	37,845
Schoeller-Bleckmann Oilfield Equipment AG	638	66,645
Semperit AG Holding	122	6,169
Telekom Austria AG	6,358	55,620
Vienna Insurance Group AG	1,062	50,412
Voestalpine AG	2,569	115,175
Wienerberger AG	4,340	68,769

		1,270,247
BELGIUM — 0.85%
Ackermans & van Haaren NV	853	92,267
Ageas	5,084	218,536
Agfa-Gevaert NVa	24,225	71,544
Anheuser-Busch InBev NV	19,463	1,864,838
Barco NV	244	18,502
Befimmo SA	774	52,690
Bekaert NV	1,132	39,004
Belgacom SA	2,752	78,641
Cofinimmo SA	475	55,300
Colruyt SA	1,139	64,650
Compagnie d’Entreprises CFE SA	346	30,282
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	2,503	161,041
Elia System Operator SA	221	10,176
Euronav SAa	1,488	19,404
EVS Broadcast Equipment SA	404	24,217
Galapagos NVa,b	1,299	31,444
GIMV NV	1,455	72,325
Groupe Bruxelles Lambert SA	1,632	147,500

Security	Shares	Value

Ion Beam Applications SAa	1,240	$12,458
KBC Groep NV	5,801	343,075
Kinepolis Group NV	187	29,699
Mobistar SA	462	8,735
Nyrstar NVb	10,674	41,024
SA D’Ieteren NV	142	6,808
Solvay SA	1,298	181,518
Telenet Group Holding NV	1,407	83,581
Tessenderlo Chemie NV	1,125	29,326
ThromboGenics NVa,b	1,249	31,531
UCB SA	2,547	180,290
Umicore SA	3,201	136,969
Viohalco SAa	1,920	9,710
Warehouses De Pauw SCA	683	48,724

		4,195,809
BRAZIL — 1.22%
Abril Educacao SA Units	1,500	17,826
Aliansce Shopping Centers SA	3,700	25,025
ALL – America Latina Logistica SA	12,800	34,936
AMBEV SA	114,000	757,395
Anhanguera Educacional Participacoes SA	12,000	62,928
Arezzo Industria e Comercio SA	700	7,515
Autometal SA	200	1,387
B2W Companhia Global do Varejo[a]	1,200	11,540
Banco Bradesco SA	28,890	342,366
Banco do Brasil SA	14,400	124,212
Banco Santander (Brasil) SA Units	22,900	106,472
BB Seguridade Participacoes SA	14,700	137,786
BM&F Bovespa SA	46,500	184,134
BR Malls Participacoes SA	9,500	59,625
BR Properties SA	6,100	42,618
Brasil Brokers Participacoes SA	13,400	28,108
Brasil Insurance Participacoes e Administracao SA	1,100	8,607
BRF SA	15,300	273,174
Brookfield Incorporacoes SAa	35,600	19,404
CCR SA	21,300	136,676
Centrais Eletricas Brasileiras SA	5,000	10,777
CETIP SA – Mercados Organizados	3,800	36,246
Cielo SA	8,300	220,164
Companhia de Saneamento Basico do Estado de Sao Paulo	7,200	66,179
Companhia de Saneamento de Minas Gerais SA	1,800	23,390

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

Companhia Hering SA	4,800	$53,118
Companhia Siderurgica Nacional SA	18,600	85,942
Cosan SA Industria e Comercio	2,200	32,648
CPFL Energia SA	3,200	23,929
Cyrela Brazil Realty SA Empreendimentos e Participacoes	6,100	35,968
Diagnosticos da America SA	2,800	17,181
Duratex SA	6,290	30,777
EcoRodovias Infraestrutura e Logistica SA	3,500	17,776
EDP Energias do Brasil SA	6,500	25,900
Embraer SA	17,200	130,609
Eneva SAa	4,228	5,569
Equatorial Energia SA	7,428	68,244
Estacio Participacoes SA	7,200	55,625
Eternit SA	2,400	7,918
Even Construtora e Incorporadora SA	7,900	23,356
EZ TEC Empreendimentos e Participacoes SA	600	6,687
Fibria Celulose SAa	6,300	70,367
Fleury SA	1,000	7,618
Gafisa SA	8,600	10,902
Helbor Empreendimentos SA	1,950	5,636
Hypermarcas SA	10,000	62,970
Iochpe-Maxion SA	2,600	26,088
JBS SA	23,300	81,297
JHSF Participacoes SA	500	830
Julio Simoes Logistica SA	1,100	6,086
Kroton Educacional SA	4,600	70,050
Light SA	900	7,087
Localiza Rent A Car SA	4,725	59,506
Lojas Renner SA	4,800	109,862
LPS Brasil — Consultoria de Imoveis SA	4,200	21,852
M Dias Branco SA	1,000	34,070
Marfrig Global Foods SAa	2,600	4,466
Mills Estruturas e Servicos de Engenharia SA	2,400	27,738
MRV Engenharia e Participacoes SA	6,800	23,165
Multiplan Empreendimentos Imobiliarios SA	1,400	25,210
Multiplus SA	600	6,417
Natura Cosmeticos SA	4,700	76,212
Odontoprev SA	8,800	32,703

Security	Shares	Value

PDG Realty SA Empreendimentos e Participacoes[a]	24,000	$16,550
Petroleo Brasileiro SA	74,300	422,459
Porto Seguro SA	1,700	19,760
Prumo Logistica SAa	44,555	17,846
Qualicorp SAa	3,900	32,997
Raia Drogasil SA	6,000	35,998
Restoque Comercio e Confeccoes de Roupas SA	2,600	5,636
Rossi Residencial SAa	12,057	9,708
Santos Brasil Participacoes SA Units	800	5,381
Sao Martinho SA	700	7,151
SLC Agricola SA	900	6,689
Sonae Sierra Brasil SA	2,600	16,748
Souza Cruz SA	9,200	80,269
Sul America SA Units	4,195	23,038
Tecnisa SAa	7,200	23,070
Tegma Gestao Logistica SA	200	1,532
TIM Participacoes SA	23,600	123,174
Totvs SA	3,100	40,590
Tractebel Energia SA	3,800	54,133
Ultrapar Participacoes SA	7,900	173,867
Vale SA	47,500	648,227
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	2,500	31,072
WEG SA	4,700	53,175

		5,978,939
CANADA — 7.26%
Advantage Oil & Gas Ltd.[a]	1,564	6,354
Aecon Group Inc.	1,712	23,769
AG Growth International Inc.	119	4,978
AGF Management Ltd. Class B	1,667	17,044
Agnico-Eagle Mines Ltd.	4,732	147,102
Agrium Inc.	3,488	303,798
Aimia Inc.	4,135	71,652
Alacer Gold Corp.	1,631	3,438
Alamos Gold Inc.	2,308	21,156
Alaris Royalty Corp.	984	21,614
Algonquin Power & Utilities Corp.	1,122	7,336
Alimentation Couche-Tard Inc. Class B	3,541	260,966
Allied Properties Real Estate Investment Trust	185	5,426

SCHEDULES OF INVESTMENTS	43

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

AltaGas Ltd.	3,714	$137,974
ARC Resources Ltd.	7,495	195,282
Argonaut Gold Inc.[a]	1,912	8,609
Artis Real Estate Investment Trust	308	4,169
ATCO Ltd. Class I NVS	1,346	60,192
Athabasca Oil Corp.[a]	5,024	36,003
ATS Automation Tooling Systems Inc.[a]	3,352	41,789
AuRico Gold Inc.	4,751	21,775
Avigilon Corp.[a]	915	26,319
B2Gold Corp.[a]	8,253	19,468
Badger Daylighting Ltd.	1,518	42,193
Bank of Montreal	15,388	939,331
Bank of Nova Scotia	28,483	1,560,887
Bankers Petroleum Ltd.[a]	3,332	12,791
Barrick Gold Corp.	27,405	527,478
Baytex Energy Corp.	3,469	126,507
BCE Inc.	5,755	241,359
Bell Aliant Inc.	454	10,461
Bellatrix Exploration Ltd.[a]	6,680	47,811
Birchcliff Energy Ltd.[a,b]	795	6,025
Bird Construction Inc.	8,247	97,045
Black Diamond Group Ltd.	995	26,755
Blackberry Ltd.[a,b]	12,954	122,575
BlackPearl Resources Inc.[a]	3,142	7,045
Boardwalk Real Estate Investment Trust	132	6,926
Bombardier Inc. Class B	33,648	121,319
Bonavista Energy Corp.	3,072	40,447
Bonterra Energy Corp.	1,130	52,033
Brookfield Asset Management Inc. Class A	12,969	492,030
Brookfield Office Properties Inc.	6,987	130,472
CAE Inc.	7,522	95,193
Calfrac Well Services Ltd.	1,961	52,448
Calloway Real Estate Investment Trust	1,029	22,934
Cameco Corp.	10,000	212,296
Canadian Apartment Properties Real Estate Investment Trust	254	4,827
Canadian Energy Services & Technology Corp.	2,906	58,800
Canadian Imperial Bank of Commerce	9,588	744,458
Canadian National Railway Co.	20,381	1,089,655

Security	Shares	Value

Canadian Natural Resources Ltd.	27,511	$901,118
Canadian Oil Sands Ltd.	11,863	213,012
Canadian Pacific Railway Ltd.	4,392	665,093
Canadian Real Estate Investment Trust	776	29,594
Canadian Tire Corp. Ltd. Class A NVS	1,994	170,025
Canadian Utilities Ltd. Class A	2,653	90,182
Canadian Western Bank	3,574	116,777
Canexus Corp.	1,008	5,198
Canfor Corp.[a]	2,367	60,865
Canyon Services Group Inc.	2,036	19,649
Capital Power Corp.	1,415	28,923
Capstone Mining Corp.[a]	2,351	6,094
Catamaran Corp.[a]	5,004	243,210
Celestica Inc.[a]	4,532	44,916
Cenovus Energy Inc.	18,173	474,964
Centerra Gold Inc.	2,240	8,659
CGI Group Inc. Class Aa	5,771	176,864
Chartwell Retirement Residences	472	4,508
China Gold International Resources Corp. Ltd.[a]	1,200	3,423
CI Financial Corp.	3,857	120,316
Cineplex Inc.	2,128	77,260
Cogeco Cable Inc.	169	7,711
Cominar Real Estate Investment Trust	240	3,999
Constellation Software Inc.	491	105,396
Continental Gold Ltd.[a]	3,911	12,242
Corus Entertainment Inc. Class B	1,477	32,760
Cott Corp.	1,460	11,471
Crescent Point Energy Corp.	9,152	316,189
Crew Energy Inc.[a]	1,090	7,088
Davis & Henderson Corp.	3,007	75,461
Denison Mines Corp.[a]	15,462	21,634
Detour Gold Corp.[a,b]	1,252	8,040
Dollarama Inc.	2,044	153,994
Dominion Diamond Corp.[a]	3,112	45,273
Dorel Industries Inc. Class B	1,376	49,958
Dream Unlimited Corp. Class Aa	721	10,263
Dundee Corp. Class Aa	1,268	20,858
Dundee Precious Metals Inc.[a]	784	2,806
Dundee Real Estate Investment Trust	227	5,967
Eldorado Gold Corp.	18,386	116,752

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

Element Financial Corp.[a]	5,972	$68,186
Empire Co. Ltd. Class A	1,213	77,342
Enbridge Inc.	20,014	839,369
Enbridge Income Fund Holdings Inc.	2,738	60,681
Encana Corp.	17,487	313,996
Endeavour Mining Corp.[a]	5,790	3,479
Endeavour Silver Corp.[a]	4,645	20,206
EnerCare Inc.	854	7,506
Enerflex Ltd.	1,858	25,830
Enerplus Corp.	5,032	90,986
Ensign Energy Services Inc.	5,599	82,608
Extendicare Inc.	1,310	8,389
Fairfax Financial Holdings Ltd.	220	84,571
Finning International Inc.	4,958	119,842
First Capital Realty Inc.	1,674	26,260
First Majestic Silver Corp.[a]	2,506	26,140
First Quantum Minerals Ltd.	16,636	297,372
FirstService Corp.	478	19,258
Fortis Inc.	7,772	213,443
Fortuna Silver Mines Inc.[a]	2,737	9,893
Franco-Nevada Corp.	3,749	181,742
Freehold Royalties Ltd.	1,103	22,101
Gabriel Resources Ltd.[a]	2,393	2,533
Genworth MI Canada Inc.	720	21,511
George Weston Ltd.	1,659	115,421
Gibson Energy Inc.	3,287	79,835
Gildan Activewear Inc.	3,410	181,610
Goldcorp Inc.	19,334	481,898
Great-West Lifeco Inc.	7,403	210,148
H&R Real Estate Investment Trust	1,508	28,606
Home Capital Group Inc.	902	62,439
HudBay Minerals Inc.	6,277	49,768
Husky Energy Inc.	8,316	246,806
IAMGOLD Corp.	30,732	112,735
IGM Financial Inc.	3,164	153,241
Imperial Metals Corp.[a]	398	6,004
Imperial Oil Ltd.	7,084	289,409
Industrial Alliance Insurance and Financial Services Inc.	2,277	90,533
Innergex Renewable Energy Inc.	2,728	25,593
Intact Financial Corp.	2,989	181,761
Ithaca Energy Inc.[a]	7,548	17,195
Ivanhoe Mines Ltd.[a]	4,898	7,117
Jean Coutu Group PJC Inc. (The) Class A	1,682	29,086

Security	Shares	Value

Just Energy Group Inc.	1,804	$12,637
Keyera Corp.	2,187	129,460
Killam Properties Inc.	806	7,648
Kinross Gold Corp.	29,761	136,400
Labrador Iron Ore Royalty Corp.	1,052	30,712
Laurentian Bank of Canada	276	11,320
Legacy Oil & Gas Inc. Class Aa	6,214	31,378
Lightstream Resources Ltd.	3,668	20,430
Linamar Corp.	1,751	67,185
Loblaw Companies Ltd.[b]	2,707	104,449
Lundin Mining Corp.[a]	27,378	119,585
MacDonald Dettwiler & Associates Ltd.	1,287	91,329
MAG Silver Corp.[a,b]	1,021	6,264
Magna International Inc. Class A	5,800	492,112
Mainstreet Equity Corp.[a]	541	17,371
Major Drilling Group International Inc.	889	6,443
Manitoba Telecom Services Inc.	568	15,090
Manulife Financial Corp.	44,742	824,654
Maple Leaf Foods Inc.	1,169	16,513
Medical Facilities Corp.	3,187	55,282
MEG Energy Corp.[a]	3,767	104,298
Methanex Corp.	2,440	145,772
Metro Inc. Class A	1,953	112,123
Morguard Real Estate Investment Trust	403	5,910
Morneau Shepell Inc.	1,349	17,653
Mullen Group Ltd.	2,496	60,444
National Bank of Canada	4,304	322,100
Nevsun Resources Ltd.	1,522	5,583
Newalta Corp.	872	12,975
Niko Resources Ltd.[a]	908	2,109
Norbord Inc.	275	7,703
North West Co. Inc. (The)	5,742	130,913
Northern Property Real Estate Investment Trust	221	5,766
Northland Power Inc.	3,428	50,085
Novagold Resources Inc.[a]	4,220	12,301
NuVista Energy Ltd.[a]	2,999	22,164
OceanaGold Corp.[a]	6,317	11,445
Onex Corp.	1,821	93,749
Open Text Corp.	1,805	178,662
Osisko Mining Corp.[a]	10,356	62,046
Pacific Rubiales Energy Corp.	7,741	117,543

SCHEDULES OF INVESTMENTS	45

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

Paladin Labs Inc.[a]	304	$33,810
Pan American Silver Corp.	2,794	35,133
Paramount Resources Ltd. Class Aa	1,075	40,408
Parex Resources Inc.[a]	1,127	7,389
Parkland Fuel Corp.	1,432	23,093
Pason Systems Inc.	1,488	33,565
Pembina Pipeline Corp.	7,615	261,107
Pengrowth Energy Corp.	18,999	122,690
Penn West Petroleum Ltd.	12,415	92,755
Peyto Exploration & Development Corp.	3,156	92,391
Poseidon Concepts Corp.[a]	293	1
Potash Corp. of Saskatchewan Inc.	21,587	676,100
Power Corp. of Canada	9,088	246,569
Power Financial Corp.	5,612	172,747
Precision Drilling Corp.	4,642	41,509
Premier Gold Mines Ltd.[a]	7,685	14,061
Pretium Resources Inc.[a]	1,241	7,257
Progressive Waste Solutions Ltd.	3,021	69,364
Quebecor Inc. Class B	2,426	51,612
Redknee Solutions Inc.[a]	1,240	6,695
Reitmans Canada Ltd. Class A	858	4,279
RioCan Real Estate Investment Trust	1,744	38,761
Ritchie Bros. Auctioneers Inc.	3,275	75,196
Rogers Communications Inc. Class B	8,456	355,320
Romarco Minerals Inc.[a]	96,958	46,090
RONA Inc.	2,288	25,631
Royal Bank of Canada	34,024	2,103,479
Rubicon Minerals Corp.[a]	6,684	8,513
Russel Metals Inc.	2,105	54,166
Saputo Inc.	2,735	128,661
Savanna Energy Services Corp.	2,915	20,602
Seabridge Gold Inc.[a,b]	1,574	12,663
Secure Energy Services Inc.	3,368	48,997
SEMAFO Inc.	6,217	20,018
Shaw Communications Inc. Class B	12,721	280,331
ShawCor Ltd.	1,482	54,059
Sherritt International Corp.	1,103	3,403
Shoppers Drug Mart Corp.	5,063	266,557
Silver Standard Resources Inc.[a]	3,052	23,924
Silver Wheaton Corp.	8,245	178,884
Silvercorp Metals Inc.	5,589	14,286
SNC-Lavalin Group Inc.	4,048	167,773
Stantec Inc.	1,462	88,878

Security	Shares	Value

Sun Life Financial Inc.	15,052	$495,861
Suncor Energy Inc.	37,510	1,230,989
Superior Plus Corp.	2,425	26,622
Surge Energy Inc.	4,614	25,533
Tahoe Resources Inc.[a]	2,281	40,467
Talisman Energy Inc.	29,454	316,744
Tanzanian Royalty Exploration Corp.[a,b]	2,030	4,133
Taseko Mines Ltd.[a]	1,922	3,913
Teck Resources Ltd. Class B	13,814	332,046
TELUS Corp. NVS	1,590	55,517
Thompson Creek Metals Co. Inc.[a,b]	2,066	5,281
Thomson Reuters Corp.	9,169	330,428
Tim Hortons Inc.	3,641	188,589
TMX Group Ltd.	137	6,214
TORC Oil & Gas Ltd.	1,302	11,573
Torex Gold Resources Inc.[a]	6,317	6,516
Toromont Industries Ltd.	3,803	87,763
Toronto-Dominion Bank (The)	21,761	1,879,922
Total Energy Services Inc.	1,558	27,109
Tourmaline Oil Corp.[a]	3,664	154,749
TransAlta Corp.	4,648	61,115
TransCanada Corp.	18,228	791,605
Transcontinental Inc. Class A	742	9,337
TransForce Inc.	1,554	33,256
TransGlobe Energy Corp.[a]	2,119	15,375
Trican Well Service Ltd.	4,588	52,466
Trilogy Energy Corp.	1,582	36,310
Trinidad Drilling Ltd.	7,206	59,783
Turquoise Hill Resources Ltd.[a]	15,156	53,014
Twin Butte Energy Ltd.	7,686	15,786
Valeant Pharmaceuticals International Inc.[a]	7,789	1,055,789
Valener Inc.	5,208	73,055
Veresen Inc.	6,998	93,646
Vermilion Energy Inc.	3,697	203,327
Wajax Corp.	459	14,824
West Fraser Timber Co. Ltd.	2,394	122,797
Westport Innovations Inc.[a,b]	1,629	27,731
Whitecap Resources Inc.	4,508	47,750
Wi-Lan Inc.	3,257	9,728
WSP Global Inc.	1,486	44,475
Yamana Gold Inc.	18,679	174,736

		35,751,482

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

CHILE — 0.14%
Banco de Chile SP ADR	711	$52,081
Banco Santander (Chile) SA SP ADR	2,156	41,999
Cencosud SA	16,962	47,915
Empresa Nacional de Electricidad SA SP ADR	1,673	64,544
Empresas CMPC SA	22,742	47,996
Empresas Copec SA	8,352	97,491
Empresas Iansa SA	859,505	25,293
Enersis SA	347,207	91,609
LATAM Airlines Group SA	5,266	72,916
Multiexport Foods SAa	136,329	20,251
S.A.C.I. Falabella SA	10,974	85,776
Sociedad Quimica y Minera de Chile SA Series B SP ADR	973	24,238

		672,109
CHINA — 3.95%
AAC Technologies Holdings Inc.	20,000	86,416
Agile Property Holdings Ltd.	22,000	20,230
Agricultural Bank of China Ltd. Class H	527,000	230,081
Air China Ltd. Class H	24,000	15,640
Ajisen (China) Holdings Ltd.	9,000	10,629
Aluminum Corp. of China Ltd. Class Ha,b	124,000	44,555
Anhui Conch Cement Co. Ltd. Class H	36,500	141,491
Anta Sports Products Ltd.	34,000	49,655
Anxin-China Holdings Ltd.	52,000	13,193
Asian Citrus Holdings Ltd.	29,000	7,694
AviChina Industry & Technology Co. Ltd. Class H	52,000	30,404
Bank of China Ltd. Class H	1,831,000	775,807
Bank of Communications Co. Ltd. Class H	238,000	154,788
BBMG Corp. Class H	67,500	53,028
Beijing Capital International Airport Co. Ltd. Class H	54,000	41,101
Beijing Enterprises Holdings Ltd.	16,000	135,998
Beijing Enterprises Water Group Ltd.[b]	130,000	73,666
Belle International Holdings Ltd.	144,000	155,409
Biostime International Holdings Ltd.[b]	4,000	34,437
Bosideng International Holdings Ltd.	34,000	6,174
Brilliance China Automotive Holdings Ltd.	86,000	131,800

Security	Shares	Value

BYD Co. Ltd. Class Ha,b	14,500	$69,094
China Agri-Industries Holdings Ltd.	66,100	29,454
China BlueChemical Ltd. Class H	40,000	21,945
China CITIC Bank Corp. Ltd. Class H	261,000	126,050
China Coal Energy Co. Class H	103,000	51,468
China Communications Construction Co. Ltd. Class H	146,000	106,424
China Communications Services Corp. Ltd. Class H	110,000	59,499
China Construction Bank Corp. Class H	1,776,000	1,232,825
China COSCO Holdings Co. Ltd. Class Ha	69,000	29,058
China Everbright International Ltd.	79,000	104,183
China Everbright Ltd.	30,000	40,645
China Gas Holdings Ltd.	58,000	81,120
China High Speed Transmission Equipment Group Co. Ltd.[a]	23,000	13,892
China International Marine Containers (Group) Co. Ltd. Class H	20,300	47,111
China Life Insurance Co. Ltd. Class H	186,000	507,830
China Longyuan Power Group Corp. Ltd. Class H	68,000	81,795
China Lumena New Materials Corp.[b]	152,000	27,014
China Medical System Holdings Ltd.[b]	28,000	32,094
China Mengniu Dairy Co. Ltd.	34,000	156,540
China Merchants Bank Co. Ltd. Class H	115,677	204,395
China Merchants Holdings (International) Co. Ltd.	38,000	129,198
China Metal Recycling Holdings Ltd.[a,b,d]	3,000	—
China Minsheng Banking Corp. Ltd. Class H	133,500	131,526
China Mobile Ltd.	147,500	1,406,652
China Modern Dairy Holdings Ltd.[a]	68,000	31,527
China National Building Material Co. Ltd. Class H	60,000	57,954
China Oil and Gas Group Ltd.	220,000	37,400
China Oilfield Services Ltd. Class H	52,000	139,295
China Overseas Grand Oceans Group Ltd.	31,000	25,112
China Overseas Land & Investment Ltd.	102,000	275,203

SCHEDULES OF INVESTMENTS	47

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

China Pacific Insurance (Group) Co. Ltd. Class H	66,200	$241,276
China Petroleum & Chemical Corp. Class H	646,200	514,310
China Power International Development Ltd.[b]	63,000	21,176
China Precious Metal Resources Holdings Co. Ltd.[a]	248,000	35,772
China Railway Construction Corp. Ltd. Class H	50,500	42,209
China Railway Group Ltd. Class H	124,000	55,095
China Resources Cement Holdings Ltd.	30,000	20,516
China Resources Enterprise Ltd.	26,000	77,349
China Resources Gas Group Ltd.	26,000	80,698
China Resources Land Ltd.	54,000	127,128
China Resources Power Holdings Co. Ltd.	54,000	128,101
China Rongsheng Heavy Industries Group Holdings Ltd.[a,b]	76,000	13,213
China Shanshui Cement Group Ltd.	25,000	8,242
China Shenhua Energy Co. Ltd. Class H	85,000	219,484
China Shineway Pharmaceutical Group Ltd.	20,000	29,518
China Shipping Container Lines Co. Ltd. Class Ha,b	100,000	23,568
China State Construction International Holdings Ltd.	52,000	94,426
China Taiping Insurance Holdings Co. Ltd.[a]	26,600	46,521
China Telecom Corp. Ltd. Class H	316,000	147,321
China Travel International Investment Hong Kong Ltd.	130,000	24,778
China Unicom (Hong Kong) Ltd.	122,000	160,576
China Vanke Co. Ltd. Class B	19,800	32,538
China Yurun Food Group Ltd.[a,b]	28,000	16,479
China ZhengTong Auto Services Holdings Ltd.[a]	12,000	7,325
Chongqing Changan Automobile Co. Ltd.	17,698	31,910
Chongqing Rural Commercial Bank Co. Ltd. Class H	60,000	25,422
CITIC Pacific Ltd.[b]	29,000	36,228
CITIC Resources Holdings Ltd.[a,b]	192,000	23,491

Security	Shares	Value

CITIC Securities Co. Ltd. Class H	31,000	$71,543
CNOOC Ltd.	446,000	700,752
COSCO Pacific Ltd.	32,000	40,923
Country Garden Holdings Co. Ltd.	131,000	71,870
CSPC Pharmaceutical Group Ltd.	60,000	49,686
CSR Corp Ltd. Class H	34,000	24,784
Dah Chong Hong Holdings Ltd.	33,000	19,422
Daphne International Holdings Ltd.[b]	60,000	30,754
Datang International Power Generation Co. Ltd. Class H	46,000	18,365
Digital China Holdings Ltd.	13,000	12,741
Dongfeng Motor Group Co. Ltd. Class H	58,000	85,602
Dongyue Group Ltd.	21,000	7,437
ENN Energy Holdings Ltd.	36,000	233,438
Evergrande Real Estate Group Ltd.[b]	242,000	96,927
Far East Horizon Ltd.	36,000	25,963
Fosun International Ltd.	32,500	35,075
Franshion Properties Ltd.	130,000	41,688
GCL-Poly Energy Holdings Ltd.[a,b]	261,000	88,739
Geely Automobile Holdings Ltd.	120,000	49,145
Glorious Property Holdings Ltd.[a]	98,000	15,776
Golden Eagle Retail Group Ltd.	21,000	28,668
GOME Electrical Appliances Holdings Ltd.	336,000	58,417
Great Wall Motor Co. Ltd. Class H	22,000	103,699
Greentown China Holdings Ltd.	15,000	21,520
Guangdong Investment Ltd.	66,000	61,199
Guangzhou Automobile Group Co. Ltd. Class H	52,000	51,767
Guangzhou R&F Properties Co. Ltd. Class H	20,400	27,061
Haier Electronics Group Co. Ltd.	23,000	67,239
Haitian International Holdings Ltd.	18,000	39,038
Haitong Securities Co. Ltd. Class H	31,200	45,807
Hanergy Solar Group Ltd.[a,b]	392,000	55,533
Harbin Electric Co. Ltd. Class H	42,000	23,313
Hengan International Group Co. Ltd.	19,000	205,176
Hengdeli Holdings Ltd.	33,200	7,055
Hopson Development Holdings Ltd.[a,b]	28,000	26,035
Huabao International Holdings Ltd.	31,000	15,730
Huaneng Power International Inc. Class H	88,000	81,826
Hunan Nonferrous Metal Corp. Ltd. Class Ha	76,000	23,784

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

Industrial and Commercial Bank of China Ltd. Class H	1,804,000	$1,117,510
Inner Mongolia Yitai Coal Co. Ltd. Class B	14,800	22,940
Intime Retail Group Co. Ltd.	32,500	32,647
Jiangsu Expressway Co. Ltd. Class H	34,000	42,912
Jiangxi Copper Co. Ltd. Class H	30,000	54,245
Ju Teng International Holdings Ltd.	18,000	11,985
Kingboard Chemical Holdings Co. Ltd.	14,500	32,567
Kingboard Laminates Holdings Ltd.	72,000	26,798
Kingdee International Software Group Co. Ltd.[a]	38,000	14,339
Kingsoft Corp. Ltd.	17,000	55,719
Kunlun Energy Co. Ltd.	92,000	152,607
KWG Property Holdings Ltd.	65,000	33,819
Lee & Man Paper Manufacturing Ltd.	39,000	26,168
Lenovo Group Ltd.	158,000	204,703
Li Ning Co. Ltd.[a]	31,000	24,833
Longfor Properties Co. Ltd.	26,000	36,029
Lonking Holdings Ltd.[a]	65,000	13,059
Minth Group Ltd.	22,000	42,783
MMG Ltd.[a]	36,000	7,418
New China Life Insurance Co. Ltd. Class Ha	22,200	66,044
Nine Dragons Paper (Holdings) Ltd.[b]	41,000	35,061
North Mining Shares Co. Ltd.[a]	160,000	6,697
Parkson Retail Group Ltd.	118,500	36,169
People’s Insurance Co. Group of China Ltd. Class H	156,000	67,706
PetroChina Co. Ltd. Class H	540,000	522,280
Phoenix Satellite Television Holdings Ltd.	22,000	8,047
PICC Property and Casualty Co. Ltd. Class H	88,000	118,999
Ping An Insurance (Group) Co. of China Ltd. Class H	48,000	388,832
Poly Property Group Co. Ltd.	31,000	14,812
Renhe Commercial Holdings Co. Ltd.[a]	214,000	10,611
REXLot Holdings Ltd.	150,000	23,568
Sany Heavy Equipment International Holdings Co. Ltd.	22,000	5,723
Semiconductor Manufacturing International Corp.[a]	488,000	49,650

Security	Shares	Value

Shandong Weigao Group Medical Polymer Co. Ltd. Class H	32,000	$37,503
Shanghai Electric Group Co. Ltd. Class H	68,000	21,719
Shanghai Industrial Holdings Ltd.	11,000	36,620
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	13,700	33,911
Shenzhen International Holdings Ltd.	245,000	31,868
Shenzhen Investment Ltd.	70,000	25,062
Shenzhou International Group Holdings Ltd.	11,000	37,895
Shimao Property Holdings Ltd.	34,000	74,263
Shougang Fushan Resources Group Ltd.[b]	84,000	23,151
Shui On Land Ltd.	106,500	33,878
Sihuan Pharmaceutical Holdings Group Ltd.	52,000	55,450
Sino Biopharmaceutical Ltd.	88,000	74,572
Sino-Ocean Land Holdings Ltd.	81,000	43,604
Sinofert Holdings Ltd.[b]	46,000	6,754
Sinopec Kantons Holdings Ltd.	26,000	30,036
Sinopec Shanghai Petrochemical Co. Ltd. Class H	109,000	30,883
Sinopharm Group Co. Ltd. Class H	24,400	68,818
Skyworth Digital Holdings Ltd.	36,000	19,704
SOHO China Ltd.	34,000	27,061
Sun Art Retail Group Ltd.[b]	52,000	68,040
Sunac China Holdings Ltd.	26,000	15,671
Tencent Holdings Ltd.	25,400	1,777,882
Tianneng Power International Ltd.	24,000	10,633
Tingyi (Cayman Islands) Holding Corp.[b]	54,000	139,785
Tong Ren Tang Technologies Co. Ltd. Class H	8,000	27,457
Travelsky Technology Ltd. Class H	28,000	29,389
Tsingtao Brewery Co. Ltd. Class H	22,000	161,356
Uni-President China Holdings Ltd.	17,000	15,369
VODone Ltd.[a,b]	124,000	23,315
Want Want China Holdings Ltd.	146,000	197,053
Weichai Power Co. Ltd. Class H	12,000	45,745
West China Cement Ltd.	190,000	22,267
Wumart Stores Inc. Class H	10,000	12,776
Yanzhou Coal Mining Co. Ltd. Class Hb	40,000	30,084

SCHEDULES OF INVESTMENTS	49

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

Yingde Gases Group Co. Ltd.[b]	75,500	$66,508
Yuexiu Property Co. Ltd.	126,000	25,801
Yuexiu Real Estate Investment Trust	82,000	38,546
Zhejiang Expressway Co. Ltd. Class H	146,000	131,244
Zhongsheng Group Holdings Ltd.[b]	15,000	22,022
Zhuzhou CSR Times Electric Co. Ltd. Class H	11,000	34,141
Zijin Mining Group Co. Ltd. Class Hb	248,000	53,658
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	42,200	34,348
ZTE Corp. Class Ha	13,800	28,543

		19,448,331
COLOMBIA — 0.17%
Almacenes Exito SA	3,357	43,958
Bancolombia SA	9,301	101,109
Bolsa de Valores de Colombia	2,261,388	24,248
Cementos Argos SA	10,461	43,058
Cemex Latam Holdings SAa	9,130	60,903
Corporacion Financiera Colombiana SA NVS	2,798	49,081
Ecopetrol SA	129,548	225,326
Grupo Argos SA	4,125	36,689
Grupo de Inversiones Suramericana SA	12,182	184,797
Interconexion Electrica SA ESP	7,669	28,118
Isagen SA ESP	30,949	44,960

		842,247
CZECH REPUBLIC — 0.05%
CEZ AS	4,592	115,687
Komercni Banka AS	392	84,797
Telefonica Czech Republic AS	3,022	43,744

		244,228
DENMARK — 1.06%
A.P. Moeller-Maersk A/S Class A	11	117,591
A.P. Moeller-Maersk A/S Class B	36	401,435
ALK-Abello A/S	132	17,248
Bang & Olufsen A/S Class Ba	4,657	47,553
Carlsberg A/S Class B	2,470	240,610
Christian Hansen Holding A/S	1,954	75,467
Coloplast A/S Class B	3,517	263,847
D/S Norden A/S	828	38,668
Danske Bank A/Sa	15,258	344,144
DSV A/S	3,852	123,500
FLSmidth & Co. A/S	1,239	66,013

Security	Shares	Value

Genmab A/Sa	1,337	$53,063
GN Store Nord A/S	3,450	81,805
Jyske Bank A/S Registered[a]	1,567	80,118
NKT Holding A/S	1,392	80,957
Novo Nordisk A/S Class B	48,768	1,930,219
Novozymes A/S Class B	5,954	256,963
Pandora A/S	2,486	142,291
Rockwool International A/S Class B	257	46,587
Royal Unibrew A/S	463	58,491
SimCorp A/S	2,447	89,554
Solar Holdings A/S Class B	295	19,087
Sydbank A/Sa	2,408	61,232
TDC A/S	20,398	191,698
Topdanmark A/Sa	3,259	86,111
TrygVesta A/S	649	61,931
United International Enterprises Ltd.	129	25,645
Vestas Wind Systems A/Sa	4,875	160,352
William Demant Holding A/Sa	370	34,003

		5,196,183
EGYPT — 0.02%
Commercial International Bank SAE	3,801	18,356
EFG-Hermes Holding Co. SAE[a]	8,842	14,378
Egyptian Kuwaiti Holding Co. SAE	14,033	13,893
Global Telecom Holding SAE[a]	11,819	8,794
Qatar National Bank Alahly	558	2,454
Talaat Moustafa Group Holding Co. SAE[a]	5,270	5,435
Telecom Egypt Co. SAE	6,211	13,240

		76,550
FINLAND — 0.65%
Amer Sports OYJ Class A	2,019	41,712
Cargotec Corp. OYJ Class B	559	19,879
Caverion Corp.[a]	3,915	38,119
Citycon OYJ	2,166	7,390
Elisa OYJ	2,625	67,365
Fortum OYJ	10,218	219,783
Huhtamaki OYJ	2,018	50,101
Kemira OYJ	3,307	46,113
Kesko OYJ Class B	2,407	88,842
Kone OYJ Class B	7,982	325,077
Konecranes OYJ	728	25,673
Metsa Board OYJ Class B	1,311	5,215
Metso OYJ	2,802	87,740
Neste Oil OYJ	3,640	65,041
Nokia OYJ[a]	92,299	640,397

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

Nokian Renkaat OYJ	2,706	$114,219
Orion OYJ Class B	2,701	70,590
Outokumpu OYJ[a,b]	7,680	4,477
Outotec OYJ	3,911	39,926
Pohjola Bank PLC Class A	2,692	53,002
Ramirent OYJ	1,580	18,729
Rautaruukki OYJ	1,751	20,756
Sampo OYJ Class A	9,877	458,861
Sanoma OYJ	682	5,385
Sponda OYJ	3,299	15,971
Stockmann OYJ Abp Class B	240	3,641
Stora Enso OYJ Class R	11,571	108,292
Tieto OYJ	1,859	40,813
UPM-Kymmene OYJ	12,262	188,179
Uponor OYJ	1,571	25,169
Valmet Corp.[a]	2,802	23,635
Wartsila OYJ Abp	4,088	222,003
YIT OYJ	4,269	53,713

		3,195,808
FRANCE — 6.63%
AB Science SAa	372	6,226
ABC Arbitrage	9,850	65,486
Accor SA	4,396	209,770
Aeroports de Paris	403	45,488
Air France-KLM[a]	1,184	13,623
Airbus Group NV	14,246	1,010,714
Alcatel-Lucent[a]	82,662	334,087
ALSTOM	5,028	142,730
Altamir Amboise SCA	4,160	60,588
ALTEN	687	30,985
Altran Technologies SAa	10,637	97,227
ANF Immobilier	285	9,147
Aperam[a]	2,005	36,056
ArcelorMittal	23,550	391,263
Arkema SA	1,453	155,070
Assystem	885	24,681
Atos SA	1,522	133,186
AXA SA	42,652	1,121,608
Belvedere SAa	682	8,379
Beneteau SAa	966	14,747
BNP Paribas SA	23,958	1,856,127
Bonduelle SCA	405	10,273
BOURBON SA	1,462	40,368
Bouygues SA	4,304	164,780
Bureau Veritas SA	4,151	108,010

Security	Shares	Value

Cap Gemini SA	3,371	$229,889
Carrefour SA	14,881	512,832
Casino Guichard-Perrachon SA	1,238	127,801
Cegid Group	2,200	79,807
CGG[a]	3,867	57,624
Christian Dior SA	1,178	215,572
Club Mediterranee SAa	517	12,103
CNP Assurances SA	3,944	77,281
Compagnie de Saint-Gobain	10,352	543,959
Compagnie Generale des Etablissements Michelin Class B	4,628	488,802
Compagnie Plastic Omnium SA	1,486	38,486
Credit Agricole SAa	23,090	310,976
Danone	13,606	899,162
Dassault Systemes SA	1,386	164,312
Edenred SA	3,954	110,483
Eiffage SA	738	42,889
Electricite de France	5,718	194,472
Essilor International SA	5,197	522,337
Etablissements Maurel et Prom	1,389	22,468
Euler Hermes SA	1,032	126,645
Eurazeo	632	45,222
Euro Disney SCA Registered[a]	1,612	9,304
Eurofins Scientific SE	200	50,921
Eutelsat Communications SA	3,616	109,791
Faiveley Transport SA	218	15,896
Faurecia[a]	2,422	95,585
Fonciere des Regions	472	38,700
GameLoft SAa	1,920	17,529
GDF Suez	31,740	701,327
Gecina SA	394	48,096
Groupe Eurotunnel SA Registered	11,317	124,931
Groupe Fnac[a]	2,304	71,462
Groupe Steria SCA	950	19,217
Guerbet	248	8,562
Haulotte Group[a]	744	11,006
Havas SA	12,317	96,621
Icade	583	51,182
Iliad SA	656	150,213
Imerys SA	558	45,458
Ingenico SA	1,024	87,951
Ipsen SA	463	19,434
Ipsos SA	999	42,861
Jacquet Metal Service SA	620	11,329
JCDecaux SA	1,232	52,592

SCHEDULES OF INVESTMENTS	51

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

Kering	1,852	$369,757
Klepierre	2,744	119,080
L’Air Liquide SA	7,212	906,440
L’Oreal SA	5,646	928,898
Lafarge SA	4,807	345,257
Lagardere SCA	3,216	113,650
Legrand SA	5,776	306,779
LVMH Moet Hennessy Louis Vuitton SA	6,093	1,085,839
M6-Metropole Television	1,818	39,435
Medica SA	1,523	43,644
Mercialys	1,027	21,038
Mersen	253	7,915
Montupet	248	13,174
MPI	4,549	17,852
Natixis	24,148	142,145
Naturex	749	62,372
Neopost SA	810	68,707
Nexans SA	3,122	146,577
Nexity	850	33,975
Orange	45,336	561,001
Orco Property Group[a]	3,038	7,211
Orpea SA	227	12,447
Pernod Ricard SA	5,199	558,365
PSA Peugeot Citroen SAa,b	6,785	104,263
Publicis Groupe SA	4,189	371,596
Rallye SA	195	7,652
Remy Cointreau SA	287	21,434
Renault SA	4,782	417,622
Rexel SA	4,258	109,388
Rubis SCA	803	52,179
Safran SA	6,387	454,432
Saft Groupe SA	719	25,171
Sanofi	28,797	2,827,130
Sartorius Stedim Biotech SA	161	28,735
Schneider Electric SA	13,759	1,111,200
SCOR SE	2,679	86,923
SEB SA	283	22,181
Seche Environnement SA	248	11,037
SES SA Class A FDR	7,381	237,046
Societe BIC SA	640	73,698
Societe de la Tour Eiffel	436	29,204
Societe Generale	17,613	999,485
Societe Internationale de Plantations d’Heveas SA	390	26,686

Security	Shares	Value

Societe Television Francaise 1	2,478	$45,781
Sodexo	1,970	194,174
STMicroelectronics NV	19,042	156,309
Suez Environnement SA	7,313	131,016
Technicolor SA Registered[a]	28,033	139,232
Technip SA	2,465	210,254
Teleperformance SA	1,432	83,811
Tessi SA	174	22,629
Thales SA	1,768	115,218
Total SA	51,325	2,930,536
Trigano SAa	496	12,615
Ubisoft Entertainment SAa	3,032	42,401
Unibail-Rodamco SE	2,259	544,387
Valeo SA	1,808	202,101
Vallourec SA	2,556	127,690
Veolia Environnement	8,716	137,051
Vicat SA	122	8,539
Vilmorin & Cie SA	25	3,275
Vinci SA	11,560	757,092
Virbac SA	48	10,726
Vivendi SA	28,872	776,371
Vranken-Pommery Monopole SA	372	11,187
Wendel	826	112,059
Zodiac Aerospace	700	123,379

		32,620,162
GERMANY — 6.07%
Aareal Bank AGa	1,574	58,032
Adidas AG	5,213	582,716
AIXTRON SEa	2,520	38,469
Allianz SE Registered	10,438	1,742,630
Alstria Office REIT AG	8,026	104,154
Aurubis AG	540	31,284
Axel Springer SE	912	58,395
BASF SE	22,238	2,385,030
Bayer AG Registered	20,088	2,651,809
Bayerische Motoren Werke AG	8,042	876,496
BayWa AG Registered	168	8,768
Bechtle AG	386	28,479
Beiersdorf AG	2,310	228,777
Bertrandt AG	161	23,959
Bilfinger Berger SE	1,642	189,347
Brenntag AG	1,112	191,947
Carl Zeiss Meditec AG Bearer	336	9,848
Celesio AGb	3,011	99,482
Comdirect Bank AG	2,115	24,087

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

Commerzbank AGa	22,780	$387,840
Continental AG	2,671	575,416
CTS Eventim AG	359	18,344
Daimler AG Registered	23,345	1,955,971
Deutsche Bank AG Registered	25,053	1,212,552
Deutsche Boerse AG	4,827	371,625
Deutsche EuroShop AG	725	30,626
Deutsche Lufthansa AG Registered[a]	5,605	133,523
Deutsche Post AG Registered	21,809	754,969
Deutsche Telekom AG Registered	69,458	1,124,011
Deutsche Wohnen AG Bearer	5,560	104,184
Deutsche Wohnen AG New[a]	1,800	32,721
DEUTZ AGa	4,155	41,324
Dialog Semiconductor PLC[a]	1,866	36,337
DMG MORI SEIKI AG	1,861	60,207
Drillisch AG	2,431	74,762
Duerr AG	613	51,691
E.ON SE	44,292	804,563
ElringKlinger AG	463	17,133
Fraport AG	594	43,953
Freenet AG	3,590	109,583
Fresenius Medical Care AG & Co. KGaA	4,936	347,466
Fresenius SE & Co. KGaA	2,897	451,816
GAGFAH SAa	8,531	122,638
GEA Group AG	3,999	187,590
Gerresheimer AG	904	60,772
Gerry Weber International AG	1,770	78,769
Hamborner REIT AG	4,003	39,893
Hamburger Hafen und Logistik AG	279	6,979
Hannover Rueck SE Registered	1,379	109,533
HeidelbergCement AG	3,307	246,396
Henkel AG & Co. KGaA	3,240	315,289
Hochtief AG	725	57,821
Hugo Boss AG	751	95,098
Indus Holding AG	867	34,368
Infineon Technologies AG	26,142	269,903
K+S AG Registered	4,210	125,414
Kabel Deutschland Holding AG	1,026	134,792
Kloeckner & Co. SEa	1,870	27,941
Krones AG	263	21,035
KUKA AG	630	30,199
KWS Saat AG	28	9,417
Lanxess AG	2,077	136,546
LEG Immobilien AG	745	44,351

Security	Shares	Value

LEONI AG	949	$73,689
Linde AG	4,482	849,211
MAN SE	1,065	129,689
Merck KGaA	1,626	252,494
METRO AG	3,408	140,587
MorphoSys AGa	524	45,903
MTU Aero Engines Holding AG	1,147	101,856
Muenchener Rueckversicherungs-Gesellschaft AG Registered	4,222	871,972
NORMA Group SE	1,004	54,286
Osram Licht AGa	1,934	113,309
Pfeiffer Vacuum Technology AG	197	23,405
ProSiebenSat.1 Media AG Registered	4,727	212,210
QIAGEN NVa	5,547	121,669
Rational AG	30	9,236
Rheinmetall AG	1,021	65,505
Rhoen Klinikum AG	5,586	164,709
RTL Group SAa	1,095	133,786
RWE AG	11,600	429,249
Salzgitter AG	781	34,598
SAP AG	22,570	1,724,548
SGL Carbon SE	384	14,344
Siemens AG Registered	19,141	2,425,352
Sky Deutschland AGa	12,417	113,045
Software AG	1,286	47,796
Stada Arzneimittel AG	1,615	77,076
Suedzucker AG	1,359	33,905
Symrise AG	2,700	123,014
TAG Immobilien AG	4,397	53,277
Telefonica Deutschland Holding AGc	5,031	40,124
ThyssenKrupp AGa	10,971	282,510
TUI AGa	3,672	62,641
United Internet AG Registered[e]	5,695	248,985
Volkswagen AG	682	165,870
Vossloh AG	1,214	115,402
Wacker Chemie AG	499	59,406
Wincor Nixdorf AG	863	61,379
Wirecard AG	3,520	154,132

		29,859,239
GREECE — 0.10%
Alpha Bank AEa	23,542	21,271
Bank of Cyprus PLC[a,d]	7,977	—
Folli Follie Group[a]	850	25,619
Hellenic Petroleum SA	1,931	18,723

SCHEDULES OF INVESTMENTS	53

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

Hellenic Telecommunications Organization SAa	7,071	$102,985
Jumbo SAa	2,009	34,136
Motor Oil (Hellas) Corinth Refineries SA	771	8,879
Mytilineos Holdings SAa	3,177	24,892
National Bank of Greece SAa	7,335	32,544
OPAP SA	6,357	81,870
Piraeus Bank SAa	25,100	58,558
Public Power Corp. SA	3,790	50,599
Titan Cement Co. SAa	1,610	43,206

		503,282
HONG KONG — 2.08%
AIA Group Ltd.	292,800	1,348,084
ASM Pacific Technology Ltd.	8,600	80,631
Bank of East Asia Ltd. (The)	33,200	125,920
BOC Hong Kong (Holdings) Ltd.	102,000	310,014
Brightoil Petroleum (Holdings) Ltd.[a]	42,000	11,359
Cafe de Coral Holdings Ltd.	10,000	30,651
Cathay Pacific Airways Ltd.	25,000	51,836
Champion REIT	127,000	53,974
Cheung Kong (Holdings) Ltd.	37,000	547,509
Cheung Kong Infrastructure Holdings Ltd.	19,000	111,703
Chow Sang Sang Holdings International Ltd.	10,000	26,852
CLP Holdings Ltd.	49,500	373,570
Dah Sing Banking Group Ltd.	18,800	27,262
Dah Sing Financial Holdings Ltd.	2,400	11,529
Esprit Holdings Ltd.[a]	55,550	104,736
FIH Mobile Ltd.[a]	73,000	36,383
First Pacific Co. Ltd.	55,000	54,470
G-Resources Group Ltd.[a]	420,600	10,725
Galaxy Entertainment Group Ltd.[a]	52,000	510,973
Giordano International Ltd.	34,000	24,433
Great Eagle Holdings Ltd.	8,000	26,221
Hang Lung Properties Ltd.	62,000	172,071
Hang Seng Bank Ltd.	20,800	325,469
Henderson Land Development Co. Ltd.	27,500	148,040
HKR International Ltd.	59,200	27,294
HKT Trust and HKT Ltd.	63,000	60,446
Hong Kong and China Gas Co. Ltd. (The)	158,300	325,782
Hong Kong Exchanges and Clearing Ltd.	5,300	83,205

Security	Shares	Value

Hopewell Holdings Ltd.	13,000	$45,120
Hutchison Telecommunications Hong Kong Holdings Ltd.	18,000	6,607
Hutchison Whampoa Ltd.	53,000	657,654
Hysan Development Co. Ltd.	14,000	55,352
Johnson Electric Holdings Ltd.	86,500	77,312
K. Wah International Holdings Ltd.	69,000	53,851
Kerry Logistics Network Ltd.[a]	51,500	87,018
Kerry Properties Ltd.	15,500	49,805
Kowloon Development Co. Ltd.	22,000	25,585
Li & Fung Ltd.	144,000	200,288
Link REIT (The)	55,500	250,882
Luk Fook Holdings International Ltd.	10,000	32,390
Macau Legend Development Ltd.[a]	32,000	30,703
Melco International Development Ltd.	24,000	87,317
MGM China Holdings Ltd.	26,800	105,960
Midland Holdings Ltd.	86,000	39,429
MTR Corp. Ltd.	37,000	130,802
New World Development Co. Ltd.	82,000	102,437
NWS Holdings Ltd.	41,000	59,561
Orient Overseas International Ltd.	5,500	22,950
Pacific Basin Shipping Ltd.	61,000	37,709
PCCW Ltd.	83,000	37,840
Power Assets Holdings Ltd.	28,500	213,985
Prosperity REIT	184,000	52,607
Sa Sa International Holdings Ltd.	24,000	22,965
Sands China Ltd.	59,600	459,388
Shangri-La Asia Ltd.	60,000	99,681
Shun Tak Holdings Ltd.	60,000	34,772
Sino Land Co. Ltd.	82,000	108,984
SJM Holdings Ltd.	51,000	159,276
SmarTone Telecommunications Holding Ltd.[b]	20,000	22,022
Stella International Holdings Ltd.	13,500	31,782
Sun Hung Kai Properties Ltd.	41,000	500,567
Sunlight REIT[b]	167,000	60,866
Swire Pacific Ltd. Class A	16,000	172,677
Swire Properties Ltd.	25,000	64,554
Techtronic Industries Co. Ltd.	37,000	95,540
Television Broadcasts Ltd.	3,700	23,135
Texwinca Holdings Ltd.	32,000	30,703
Towngas China Co. Ltd.	19,000	22,194
Trinity Ltd.	4,000	1,149
VTech Holdings Ltd.	5,100	61,674

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

Wharf (Holdings) Ltd. (The)	38,000	$259,376
Wheelock and Co. Ltd.	20,000	81,393
Wing Hang Bank Ltd.	4,500	64,097
Wynn Macau Ltd.	38,400	163,940
Xinyi Glass Holdings Co. Ltd.[b]	58,000	47,208
Xinyi Solar Holdings Ltd.[a]	362,000	75,992
Yue Yuen Industrial (Holdings) Ltd.	25,500	78,817

		10,227,058
HUNGARY — 0.05%
Magyar Telekom Telecommunications PLC	3,901	5,224
MOL Hungarian Oil and Gas PLC	1,270	77,740
OTP Bank PLC	5,292	96,929
Richter Gedeon Nyrt	3,694	74,681

		254,574
INDIA — 1.27%
Adani Ports and Special Economic Zone Ltd.	9,232	21,653
Ambuja Cements Ltd.	21,071	53,522
Apollo Hospitals Enterprise Ltd.	1,338	19,864
Asian Paints Ltd.	7,845	59,061
Bajaj Auto Ltd.	1,851	56,176
Bank of Baroda	911	7,974
Bharat Heavy Electricals Ltd.	10,595	29,212
Bharat Petroleum Corp. Ltd.	4,360	25,239
Bharti Airtel Ltd.	14,626	73,533
Cairn India Ltd.	14,886	77,061
Cipla Ltd.	12,809	83,942
Coal India Ltd.	14,147	55,872
Dabur India Ltd.	5,398	14,819
DCB Bank Ltd.[a]	35,626	28,885
Divi’s Laboratories Ltd.	752	15,789
DLF Ltd.	8,010	17,578
Dr. Reddy’s Laboratories Ltd.	3,207	133,570
FDC Ltd.	14,802	28,857
GAIL (India) Ltd.	10,360	59,245
Gateway Distriparks Ltd.	11,275	22,593
Godrej Consumer Products Ltd.	4,429	53,278
Gujarat Mineral Development Corp. Ltd.	4,859	8,918
HCL Technologies Ltd.	5,513	128,659
HDFC Bank Ltd.	39,485	396,079
Hero Motocorp Ltd.	1,785	56,101
Hindalco Industries Ltd.	31,449	54,987
Hindustan Unilever Ltd.	15,579	141,754

Security	Shares	Value

Housing Development Finance Corp. Ltd.	36,614	$472,438
ICICI Bank Ltd.	6,324	99,692
Idea Cellular Ltd.	13,666	31,300
Infosys Ltd.	12,121	716,001
ITC Ltd.	55,102	285,910
Jaiprakash Associates Ltd.	20,770	13,343
Jammu & Kashmir Bank Ltd.	463	10,244
Jindal Steel & Power Ltd.	6,902	27,573
JSW Steel Ltd.	2,870	42,021
Just Dial Ltd.[a]	434	9,840
Kailash Auto Finance Ltd.[a]	24,800	15,219
Karur Vysya Bank Ltd.	2,278	11,765
Kaveri Seed Co. Ltd.	3,610	24,098
Kotak Mahindra Bank Ltd.	8,348	87,544
Larsen & Toubro Ltd.	9,035	142,169
LIC Housing Finance Ltd.	6,656	20,795
Lupin Ltd.	1,125	15,835
Mahindra & Mahindra Financial Services Ltd.	4,743	18,376
Mahindra & Mahindra Ltd.	9,043	128,483
NTPC Ltd.	23,605	47,640
Oil & Natural Gas Corp. Ltd.	21,980	96,666
Oil India Ltd.	3,086	23,356
Piramal Enterprises Ltd.	976	8,656
Power Grid Corp. of India Ltd.	37,489	57,141
Radico Khaitan Ltd.	13,196	32,340
Ranbaxy Laboratories Ltd.[a]	2,697	13,921
Reliance Communications Ltd.	9,633	18,995
Reliance Industries Ltd.	32,158	426,592
Rural Electrification Corp. Ltd.	5,084	14,585
SE Investments Ltd.	22,770	137,990
Sesa Sterlite Ltd.	26,714	80,327
Shriram Transport Finance Co. Ltd.	2,443	24,377
State Bank of Bikaner and Jaipur	1,802	8,637
State Bank of India	4,463	108,546
State Bank of Travancore	1,914	12,030
Sun Pharmaceuticals Industries Ltd.	16,928	159,054
Tata Consultancy Services Ltd.	11,255	402,570
Tata Global Beverages Ltd.	19,931	44,853
Tata Motors Ltd.	18,338	102,307
Tata Power Co. Ltd.	17,844	21,061
Tata Steel Ltd.	6,222	35,358
Tech Mahindra Ltd.	2,848	81,226
Ultratech Cement Ltd.	2,741	74,839

SCHEDULES OF INVESTMENTS	55

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

United Breweries Ltd.	1,568	$20,878
United Spirits Ltd.	2,373	93,676
Wipro Ltd.	16,386	150,391
Yes Bank Ltd.	3,100	15,222
Zee Entertainment Enterprises Ltd.	11,980	50,947

		6,261,048
INDONESIA — 0.52%
PT Adaro Energy Tbk	231,000	17,973
PT AKR Corporindo Tbk	40,500	14,595
PT Alam Sutera Realty Tbk	208,000	8,688
PT Aneka Tambang (Persero) Tbk	35,500	2,995
PT Astra Agro Lestari Tbk	7,000	12,312
PT Astra International Tbk	518,000	272,576
PT Bank Central Asia Tbk	331,500	269,462
PT Bank Danamon Indonesia Tbk	96,000	34,123
PT Bank Mandiri (Persero) Tbk	242,000	172,432
PT Bank Negara Indonesia (Persero) Tbk	272,900	97,448
PT Bank Rakyat Indonesia (Persero) Tbk	289,500	197,386
PT Bank Tabungan Negara (Persero) Tbk	34,993	2,579
PT Bukit Asam (Persero) Tbk	15,000	11,364
PT Bumi Resources Tbk[a]	182,500	4,589
PT Charoen Pokphand Indonesia Tbk	255,900	86,662
PT Ciputra Development Tbk	493,500	34,557
PT Citra Marga Nusaphala Persada Tbk[a]	67,500	18,299
PT Gajah Tunggal Tbk	39,000	6,021
PT Garuda Indonesia (Persero) Tbk[a]	310,000	12,263
PT Global Mediacom Tbk	140,500	21,288
PT Gudang Garam Tbk	17,600	60,396
PT Indo Tambangraya Megah Tbk	16,000	35,119
PT Indocement Tunggal Prakarsa Tbk	50,000	91,728
PT Indofood CBP Sukses Makmur Tbk	22,500	20,270
PT Indofood Sukses Makmur Tbk	89,500	51,127
PT Japfa Comfeed Indonesia Tbk	273,000	31,079
PT Jasa Marga (Persero) Tbk	42,000	17,801
PT Kalbe Farma Tbk	797,600	91,779
PT Lippo Karawaci Tbk	698,300	54,331
PT Matahari Department Store Tbk[a]	31,000	29,515
PT Media Nusantara Citra Tbk	93,000	17,023

Security	Shares	Value

PT Mitra Adiperkasa Tbk	53,500	$23,880
PT MNC Investama Tbk	425,500	10,455
PT Perusahaan Gas Negara (Persero) Tbk	379,600	148,296
PT Semen Gresik (Persero) Tbk	61,000	70,942
PT Sentul City Tbk[a]	524,500	6,658
PT Summarecon Agung Tbk	197,500	15,447
PT Surya Citra Media Tbk	93,000	20,184
PT Surya Semesta Internusa Tbk	70,000	3,841
PT Telekomunikasi Indonesia (Persero) Tbk	1,191,300	221,966
PT Timah (Persero) Tbk	182,500	19,132
PT Tower Bersama Infrastructure Tbk[a]	31,000	15,741
PT Trada Maritime Tbk[a]	102,000	13,784
PT Unilever Indonesia Tbk	36,000	84,177
PT United Tractors Tbk	65,700	103,850
PT XL Axiata Tbk	37,500	14,896

		2,571,029
IRELAND — 0.29%
Bank of Ireland[a]	748,697	297,848
C&C Group PLC	9,657	54,696
CRH PLC	17,512	450,236
Glanbia PLC	3,020	43,903
Kerry Group PLC Class A	4,300	289,358
Kingspan Group PLC	4,172	79,694
Paddy Power PLC	1,026	81,011
Smurfit Kappa Group PLC	5,931	139,170

		1,435,916
ISRAEL — 0.40%
Babylon Ltd.	3,720	8,544
Bank Hapoalim BM	30,150	157,156
Bank Leumi le-Israel BMa	37,251	142,215
Bezeq The Israel Telecommunication Corp. Ltd.	46,600	71,348
Cellcom Israel Ltd.	915	11,452
Delek Group Ltd. (The)	127	45,347
Elbit Systems Ltd.	1,096	61,985
Frutarom	1,181	25,764
Gazit Globe Ltd.	1,122	13,988
Israel Chemicals Ltd.	9,789	80,083
Israel Corp. Ltd. (The)[a]	63	31,765
Israel Discount Bank Ltd. Class Aa	24,894	42,916
Mizrahi Tefahot Bank Ltd.	3,920	47,870
NICE Systems Ltd.	2,047	80,068

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

Oil Refineries Ltd.[a]	61,690	$17,629
Osem Investment Ltd.	1,556	34,666
Partner Communications Co. Ltd.[a]	1,467	12,668
Paz Oil Co. Ltd.	185	27,400
Strauss Group Ltd.	3,458	61,058
Teva Pharmaceutical Industries Ltd.	21,926	976,593

		1,950,515
ITALY — 1.82%
A2A SpA	41,292	44,575
Ansaldo STS SpA	2,791	31,108
Assicurazioni Generali SpA	28,678	620,713
Atlantia SpA	9,341	212,886
Autogrill SpA[a]	7,330	67,217
Azimut Holding SpA	3,226	93,447
Banca Carige SpA[a,b]	10,997	5,892
Banca Generali SpA	1,790	54,844
Banca Monte dei Paschi di Siena SpA[a,b]	575,592	131,103
Banca Piccolo Credito Valtellinese Scrl[a]	14,369	23,253
Banca Popolare dell’Emilia Romagna SCa	12,218	115,583
Banca Popolare di Milano Scrl[a]	58,161	35,240
Banca Popolare di Sondrio Scrl	11,047	61,675
Banco Popolare Scrl[a]	52,072	89,462
Beni Stabili SpA	52,075	38,624
Buzzi Unicem SpA	1,636	29,894
CIR SpA[a]	5,229	7,552
CNH Industrial NVa	22,587	237,586
Credito Emiliano SpA	1,066	8,733
Danieli & C. Officine Meccaniche SpA	134	4,474
Danieli & C. Officine Meccaniche SpA RNC	249	5,631
Davide Campari-Milano SpA	4,804	38,352
De’Longhi SpA	299	4,919
DiaSorin SpA	807	36,240
Enel Green Power SpA	38,868	98,174
Enel SpA	161,228	736,633
Eni SpA	61,801	1,404,309
ERG SpA	834	11,483
Exor SpA	2,806	110,077
Fiat SpA[a]	21,988	219,276
Finmeccanica SpA[a]	11,176	98,266
GTECH SpA	2,014	61,381

Security	Shares	Value

Hera SpA	17,786	$41,087
Interpump Group SpA	7,502	97,122
Intesa Sanpaolo SpA	291,009	788,805
Italcementi SpA	1,142	11,273
Luxottica Group SpA	3,876	206,152
Mediaset SpA[a]	16,315	83,122
Mediobanca SpA[a]	15,226	139,933
Mediolanum SpA	5,852	50,468
Piaggio & C. SpA	2,136	6,539
Pirelli & C. SpA	5,403	87,143
Prysmian SpA	6,609	161,674
Recordati SpA	2,678	41,929
Saipem SpA	6,609	155,079
Salvatore Ferragamo SpA	894	27,705
Saras SpA[a]	3,698	4,498
Snam SpA	48,245	264,798
Societa Cattolica di Assicurazioni Scrl	1,143	28,824
Societa Iniziative Autostradali e Servizi SpA	633	6,317
Sorin SpA[a]	8,414	24,645
Telecom Italia SpA	286,694	318,963
Telecom Italia SpA RNC	83,108	70,047
Tenaris SA	11,898	266,669
Terna SpA	42,819	207,992
Tod’s SpA	248	33,879
UniCredit SpA	107,435	808,439
Unione di Banche Italiane SpA	18,786	137,183
Unipol Gruppo Finanziario SpA	3,749	21,477
UnipolSai SpA[a]	22,771	68,601
World Duty Free SpA[a]	2,449	35,602
Yoox SpA[a]	962	36,441

		8,971,008
JAPAN — 15.70%
77 Bank Ltd. (The)	7,000	32,466
ABC-MART Inc.	1,300	56,724
Accordia Golf Co. Ltd.	2,300	30,378
Acom Co. Ltd.[a]	9,700	29,199
Activia Properties Inc.	7	58,685
Adastria Holdings Co. Ltd.	200	5,295
Adeka Corp.	4,100	45,830
Advance Residence Investment Corp.	36	76,670
Advantest Corp.	3,000	32,299
AEON Co. Ltd.	14,900	188,323

SCHEDULES OF INVESTMENTS	57

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

AEON Delight Co. Ltd.	400	$8,127
AEON Financial Service Co. Ltd.	2,600	61,211
AEON Mall Co. Ltd.	2,600	77,247
Aica Kogyo Co. Ltd.	1,200	22,309
Aichi Bank Ltd. (The)	800	38,084
AIFUL Corp.[a]	7,600	29,287
Air Water Inc.	4,000	59,970
Aisin Seiki Co. Ltd.	4,900	183,777
Ajinomoto Co. Inc.	17,000	242,369
Alfresa Holdings Corp.	1,400	80,443
Alps Electric Co. Ltd.[a]	4,600	61,523
Amada Co. Ltd.	9,000	74,217
Amano Corp.	2,800	29,597
ANA Holdings Inc.	34,000	72,677
Anritsu Corp.	2,900	32,331
Aoyama Trading Co. Ltd.	2,000	52,086
Aozora Bank Ltd.	30,000	86,483
Arcs Co. Ltd.	1,300	24,436
Ariake Japan Co. Ltd.	1,000	25,768
Asahi Diamond Industrial Co. Ltd.	3,300	35,626
Asahi Glass Co. Ltd.	22,000	126,195
Asahi Group Holdings Ltd.	9,200	253,759
Asahi Holdings Inc.	1,000	18,895
Asahi Kasei Corp.	31,000	238,614
Asatsu-DK Inc.	1,000	23,405
ASICS Corp.	3,800	66,584
Astellas Pharma Inc.	11,100	696,355
Autobacs Seven Co. Ltd.	1,600	26,074
Avex Group Holdings Inc.	600	13,826
Awa Bank Ltd. (The)	5,000	24,464
Azbil Corp.	1,500	35,785
Bank of Kyoto Ltd. (The)	10,000	80,992
Bank of Nagoya Ltd. (The)	4,000	13,257
Bank of Yokohama Ltd. (The)	30,000	153,258
Benesse Holdings Inc.	1,500	59,494
BIC Camera Inc.	22	12,900
Bridgestone Corp.	16,400	600,457
Brother Industries Ltd.	7,100	91,269
Calbee Inc.	2,100	48,945
Calsonic Kansei Corp.	6,000	30,357
Canon Electronics Inc.	700	13,460
Canon Inc.	28,500	840,035
Canon Marketing Japan Inc.	2,000	25,906
Capcom Co. Ltd.	1,200	23,745
Casio Computer Co. Ltd.	5,300	58,309

Security	Shares	Value

Central Glass Co. Ltd.	8,000	$25,415
Central Japan Railway Co.	3,500	388,488
Century Tokyo Leasing Corp.	800	23,690
Chiba Bank Ltd. (The)	17,000	109,349
Chiyoda Co. Ltd.	300	5,951
Chiyoda Corp.	3,000	46,801
Chubu Electric Power Co. Inc.	15,600	186,922
Chugai Pharmaceutical Co. Ltd.	7,300	167,782
Chugoku Bank Ltd. (The)	5,800	72,113
Chugoku Electric Power Co. Inc. (The)	7,600	100,081
Citizen Holdings Co. Ltd.	6,200	49,425
Coca-Cola West Co. Ltd.	1,300	25,723
cocokara fine Inc.	500	12,468
Colowide Co. Ltd.	3,000	31,828
COMSYS Holdings Corp.	1,800	26,527
Cosmo Oil Co. Ltd.[a]	19,000	35,770
Credit Saison Co. Ltd.	4,100	102,394
CyberAgent Inc.	1,100	53,929
Dai Nippon Printing Co. Ltd.	15,000	150,757
Dai-ichi Life Insurance Co. Ltd. (The)	20,300	310,317
Daicel Corp.	9,000	73,158
Daido Steel Co. Ltd.	5,000	25,298
Daifuku Co. Ltd.	3,500	42,281
Daihatsu Motor Co. Ltd.	4,300	68,136
Daiichi Sankyo Co. Ltd.	16,700	282,141
Daiichikosho Co. Ltd.	900	28,195
Daikin Industries Ltd.	6,000	350,404
Daikyo Inc.	4,000	9,884
Dainippon Screen Manufacturing Co. Ltd.[a]	5,000	24,023
Dainippon Sumitomo Pharma Co. Ltd.	5,600	96,971
Daiseki Co. Ltd.	1,500	27,975
Daishi Bank Ltd. (The)	8,000	29,024
Daito Trust Construction Co. Ltd.	1,800	171,908
Daiwa House Industry Co. Ltd.	15,000	288,866
Daiwa Office Investment Corp.	6	28,681
Daiwa Securities Group Inc.	43,000	408,982
DCM Holdings Co. Ltd.	1,200	8,131
Dena Co. Ltd.[b]	2,100	40,709
Denki Kagaku Kogyo K.K.	16,000	62,597
Denso Corp.	12,200	638,680
Dentsu Inc.	5,500	220,302

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

DIC Corp.	14,000	$40,633
DISCO Corp.	600	42,418
DMG Mori Seiki Co Ltd.	2,800	49,886
Don Quijote Holdings Co. Ltd.	1,300	80,816
Doutor Nichires Holdings Co. Ltd.	1,900	32,845
Dowa Holdings Co. Ltd.	5,000	45,938
Dr. Ci:Labo Co. Ltd.	300	9,163
Duskin Co. Ltd.	1,900	36,608
Dydo Drinco Inc.	600	24,239
Earth Chemical Co. Ltd.	700	23,646
East Japan Railway Co.	8,500	636,094
Ebara Corp.	13,000	84,640
Eisai Co. Ltd.	6,400	247,440
Electric Power Development Co. Ltd.	2,600	78,139
Exedy Corp.	1,300	41,428
FamilyMart Co. Ltd.	1,300	59,146
Fancl Corp.	2,200	24,355
FANUC Corp.	4,900	805,736
Fast Retailing Co. Ltd.	1,300	485,787
FCC Co. Ltd.	1,400	27,263
Frontier Real Estate Investment Corp.	19	98,181
Fuji Co. Ltd.	1,800	30,216
Fuji Electric Co. Ltd.	14,000	61,637
Fuji Heavy Industries Ltd.	14,800	413,155
Fuji Machine Manufacturing Co. Ltd.	1,300	11,651
Fuji Seal International Inc.	800	27,063
Fuji Soft Inc.	400	9,390
FUJIFILM Holdings Corp.	11,300	335,393
Fujikura Ltd.	9,000	42,447
Fujitsu Ltd.[a]	45,000	255,038
Fukuoka Financial Group Inc.	19,000	80,296
Furukawa Electric Co. Ltd.	15,000	37,358
Futaba Corp.	800	10,049
Fuyo General Lease Co. Ltd.	400	14,080
Global One Real Estate Investment Corp. Ltd.	4	27,808
Glory Ltd.	1,300	32,594
GLP J-Reit	38	39,608
GMO Internet Inc.	2,000	24,827
Gree Inc.[b]	3,700	36,751
GS Yuasa Corp.	11,000	57,920
GungHo Online Entertainment Inc.[a,b]	7,600	48,289
Gunma Bank Ltd. (The)	14,000	75,364

Security	Shares	Value

Gunze Ltd.	20,000	$52,557
H.I.S. Co. Ltd.	500	27,504
Hachijuni Bank Ltd. (The)	14,000	78,521
Hakuhodo DY Holdings Inc.	6,400	52,463
Hamamatsu Photonics K.K.	2,200	93,298
Hankyu Hanshin Holdings Inc.	30,000	153,552
Hanwa Co. Ltd.	6,000	31,358
Haseko Corp.[a]	9,800	74,472
Heiwa Corp.	500	8,957
Heiwa Real Estate Co. Ltd.	2,200	34,536
Heiwa Real Estate REIT Inc.	18	14,437
Higo Bank Ltd. (The)	4,000	21,180
Hino Motors Ltd.	6,900	103,245
Hirose Electric Co. Ltd.	900	128,048
Hiroshima Bank Ltd. (The)	13,000	53,282
Hisamitsu Pharmaceutical Co. Inc.	1,500	68,245
Hitachi Capital Corp.	1,000	25,445
Hitachi Chemical Co. Ltd.	1,700	24,737
Hitachi Construction Machinery Co. Ltd.	2,100	41,121
Hitachi High-Technologies Corp.	1,300	30,249
Hitachi Ltd.	121,000	939,668
Hitachi Metals Ltd.	6,000	95,779
Hitachi Transport System Ltd.	700	11,195
Hitachi Zosen Corp.	4,300	31,369
Hogy Medical Co. Ltd.	300	15,620
Hokkaido Electric Power Co. Inc.[a]	6,300	66,777
Hokkoku Bank Ltd. (The)	5,000	16,816
Hokuetsu Kishu Paper Co. Ltd.	6,000	26,533
Hokuhoku Financial Group Inc.	21,000	40,359
Hokuriku Electric Power Co.	6,400	78,882
Hokuto Corp.	1,000	18,503
Honda Motor Co. Ltd.	40,300	1,538,343
HORIBA Ltd.	900	33,005
Hoshizaki Electric Co. Ltd.	900	32,387
House Foods Group Inc.	2,300	34,731
Hoya Corp.	10,700	298,280
Hulic Co. Ltd.	6,900	88,834
Hyakugo Bank Ltd. (The)	5,000	20,444
Hyakujushi Bank Ltd. (The)	6,000	19,826
IBIDEN Co. Ltd.	3,000	55,949
IBJ Leasing Co. Ltd.	900	23,968
Idemitsu Kosan Co. Ltd.	2,400	53,678
IHI Corp.	41,000	189,753
Iida Group Holdings Co. Ltd.[a]	3,100	55,079

SCHEDULES OF INVESTMENTS	59

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

Inaba Denki Sangyo Co. Ltd.	1,000	$31,965
INPEX Corp.	21,200	253,606
Internet Initiative Japan Inc.	500	12,423
Isetan Mitsukoshi Holdings Ltd.	12,000	154,611
Isuzu Motors Ltd.	30,000	182,086
IT Holdings Corp.	4,200	70,216
ITO EN Ltd.	1,200	26,086
ITOCHU Corp.	39,300	487,469
ITOCHU Techno-Solutions Corp.	600	25,004
Itoham Foods Inc.	6,000	27,004
Iwatani Corp.	5,000	29,269
Iyo Bank Ltd. (The)	5,000	47,409
Izumi Co. Ltd.	1,700	52,091
J. Front Retailing Co. Ltd.	11,000	74,531
Jaccs Co. Ltd.	3,000	13,590
JAFCO Co. Ltd.	1,000	54,910
Japan Airlines Co. Ltd.	1,700	86,013
Japan Airport Terminal Co. Ltd.	1,100	22,456
Japan Excellent Inc.	20	23,964
Japan Exchange Group Inc.	5,900	145,902
Japan Hotel REIT Investment Corp.	69	33,490
Japan Logistics Fund Inc.	15	33,431
Japan Petroleum Exploration Co. Ltd.	700	26,254
Japan Prime Realty Investment Corp.	21	72,275
Japan Real Estate Investment Corp.	29	150,424
Japan Rental Housing Investments Inc.	16	10,041
Japan Retail Fund Investment Corp.	62	125,052
Japan Securities Finance Co. Ltd.	2,500	17,454
Japan Steel Works Ltd. (The)	6,000	30,181
Japan Tobacco Inc.	27,200	852,659
JFE Holdings Inc.	11,900	252,037
JGC Corp.	5,000	191,891
Joyo Bank Ltd. (The)	20,000	96,093
JSR Corp.	3,900	70,707
JTEKT Corp.	5,000	75,648
Juroku Bank Ltd. (The)	7,000	24,641
JVC Kenwood Corp.	7,200	13,767
JX Holdings Inc.	55,600	270,954
K’s Holdings Corp.	800	21,525
Kadokawa Corp.	700	22,856
Kagome Co. Ltd.	1,200	19,968
Kagoshima Bank Ltd. (The)	4,000	24,278

Security	Shares	Value

Kajima Corp.	23,000	$86,150
Kakaku.com Inc.	3,500	67,299
Kamigumi Co. Ltd.	9,000	81,541
Kaneka Corp.	11,000	69,245
Kanematsu Corp.	9,000	15,708
Kansai Electric Power Co. Inc. (The)[a]	17,300	188,292
Kansai Paint Co. Ltd.	7,000	96,504
Kao Corp.	13,900	446,365
Kawasaki Heavy Industries Ltd.	42,000	185,321
Kawasaki Kisen Kaisha Ltd.	33,000	78,629
Kayaba Industry Co. Ltd.	3,000	15,032
KDDI Corp.	13,200	738,403
Keihin Corp.	1,500	22,650
Keikyu Corp.	12,000	95,779
Keio Corp.	14,000	90,876
Keisei Electric Railway Co. Ltd.	7,000	62,872
Keiyo Bank Ltd. (The)	5,000	21,964
Kenedix Inc.[a]	9,400	38,435
Kenedix Realty Investment Corp.	6	30,063
Kewpie Corp.	2,300	33,017
Keyence Corp.	1,200	500,191
Kikkoman Corp.	5,000	90,013
Kinden Corp.	6,000	59,303
Kintetsu Corp.	47,000	163,142
Kintetsu World Express Inc.	300	12,075
Kirin Holdings Co. Ltd.	21,000	289,513
Kisoji Co. Ltd.	900	16,661
Kissei Pharmaceutical Co. Ltd.	1,100	26,350
Kiyo Bank Ltd. (The)[a]	2,500	32,946
Kobayashi Pharmaceutical Co. Ltd.	700	38,300
Kobe Steel Ltd.[a]	81,000	136,608
Koito Manufacturing Co. Ltd.	2,000	41,222
Kokuyo Co. Ltd.	3,400	23,904
Komatsu Ltd.	22,300	469,681
Komeri Co. Ltd.	400	9,574
Konami Corp.	2,400	57,938
Konica Minolta Holdings Inc.	13,000	139,197
Kose Corp.	700	22,136
Kubota Corp.	26,000	407,393
Kuraray Co. Ltd.	9,200	104,823
Kureha Corp.	3,000	13,884
Kurita Water Industries Ltd.	3,600	77,411
Kyocera Corp.	8,700	396,761
KYORIN Holdings Inc.	1,100	24,905

60	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

Kyowa Exeo Corp.	2,100	$27,757
Kyowa Hakko Kirin Co. Ltd.	7,000	72,001
Kyushu Electric Power Co. Inc.[a]	10,700	124,537
Lawson Inc.	2,000	146,688
Leopalace21 Corp.[a]	8,500	45,173
Lintec Corp.	1,200	22,215
Lion Corp.	4,000	21,062
LIXIL Group Corp.	6,500	170,236
M3 Inc.	14	41,526
Mabuchi Motor Co. Ltd.	500	29,122
Makino Milling Machine Co. Ltd.	3,000	25,298
Makita Corp.	2,500	132,127
Mandom Corp.	800	27,690
Marubeni Corp.	40,000	283,571
Maruha Nichiro Holdings Inc.	15,000	25,004
Marui Group Co. Ltd.	5,300	50,565
Maruichi Steel Tube Ltd.	1,000	26,269
Matsui Securities Co. Ltd.	2,700	31,346
Matsumotokiyoshi Co. Ltd.	600	21,562
Mazda Motor Corp.[a]	69,000	338,962
McDonald’s Holdings Co. (Japan) Ltd.	1,900	50,003
Medipal Holdings Corp.	3,700	54,492
Megachips Corp.	1,000	13,737
MEGMILK SNOW BRAND Co. Ltd.	1,700	21,286
Meidensha Corp.	8,000	32,632
Meiji Holdings Co. Ltd.	1,600	101,191
Meitec Corp.	1,000	26,975
Message Co. Ltd.	400	13,433
MID REIT Inc.	9	20,641
Minebea Co. Ltd.	7,000	53,606
Miraca Holdings Inc.	1,800	86,042
MIRAIT Holdings Corp.	1,100	9,729
Misawa Homes Co. Ltd.	600	8,519
Misumi Group Inc.	2,500	72,780
Mitsubishi Chemical Holdings Corp.	42,700	184,642
Mitsubishi Corp.	35,900	669,880
Mitsubishi Electric Corp.	49,000	565,985
Mitsubishi Estate Co. Ltd.	32,000	798,549
Mitsubishi Gas Chemical Co. Inc.	9,000	64,333
Mitsubishi Heavy Industries Ltd.	79,000	518,998
Mitsubishi Logistics Corp.	6,000	85,601
Mitsubishi Materials Corp.	29,000	99,240
Mitsubishi Motors Corp.[a,b]	12,800	140,068
Mitsubishi Tanabe Pharma Corp.	4,900	72,550

Security	Shares	Value

Mitsubishi UFJ Financial Group Inc.	314,100	$1,918,756
Mitsubishi UFJ Lease & Finance Co. Ltd.	20,510	109,202
Mitsui & Co. Ltd.	45,100	612,477
Mitsui Chemicals Inc.	15,000	36,476
Mitsui Engineering & Shipbuilding Co. Ltd.	17,000	33,838
Mitsui Fudosan Co. Ltd.	22,000	709,496
Mitsui Mining & Smelting Co. Ltd.	13,000	35,182
Mitsui O.S.K. Lines Ltd.	25,000	104,427
Mitsumi Electric Co. Ltd.[a]	2,100	15,238
Miura Co. Ltd.	1,300	34,085
Mizuho Financial Group Inc.	563,900	1,210,905
MonotaRO Co. Ltd.	500	10,845
Mori Hills REIT Investment Corp.	20	26,651
MORI TRUST Sogo REIT Inc.	4	32,593
Morinaga & Co. Ltd.	9,000	19,415
Morinaga Milk Industry Co. Ltd.	4,000	11,845
MOS Food Services Inc.	1,000	20,964
Moshi Moshi Hotline Inc.	700	7,406
MS&AD Insurance Group Holdings Inc.	12,200	288,537
Murata Manufacturing Co. Ltd.	5,200	489,688
Musashi Seimitsu Industry Co. Ltd.	1,200	23,745
Musashino Bank Ltd. (The)	800	26,082
Nabtesco Corp.	2,600	58,254
Nachi-Fujikoshi Corp.	3,000	19,356
Nagase & Co. Ltd.	2,200	26,231
Namco Bandai Holdings Inc.	4,000	91,386
Nanto Bank Ltd. (The)	6,000	21,238
NEC Corp.	73,000	214,022
NEC Networks & System Integration Corp.	500	11,766
Net One Systems Co. Ltd.	1,900	11,886
Nexon Co. Ltd.	3,700	32,579
NGK Insulators Ltd.	6,000	103,368
NGK Spark Plug Co. Ltd.	5,000	117,566
NHK Spring Co. Ltd.	5,500	57,327
Nichi-Iko Pharmaceutical Co. Ltd.	1,500	22,489
Nichias Corp.	5,000	35,250
Nichii Gakkan Co.	3,500	29,995
Nichirei Corp.	5,000	22,994
Nidec Corp.	2,400	271,216
Nifco Inc.	1,200	31,699
Nihon Kohden Corp.	700	27,661

SCHEDULES OF INVESTMENTS	61

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

Nikon Corp.	8,400	$145,704
Nintendo Co. Ltd.	2,600	309,751
Nippon Accommodations Fund Inc.	4	27,847
Nippon Building Fund Inc.	38	217,228
Nippon Electric Glass Co. Ltd.	7,000	31,985
Nippon Express Co. Ltd.	22,000	104,839
Nippon Flour Mills Co. Ltd.	8,000	40,320
Nippon Kayaku Co. Ltd.	3,000	40,359
Nippon Konpo Unyu Soko Co. Ltd.	1,400	25,231
Nippon Light Metal Holdings Co. Ltd.	21,800	31,422
Nippon Meat Packers Inc.	7,000	121,145
Nippon Paint Co. Ltd.	13,000	217,336
Nippon Paper Industries Co. Ltd.[b]	3,000	54,802
Nippon Prologis REIT Inc.	7	71,040
Nippon Sheet Glass Co. Ltd.[a]	32,000	42,359
Nippon Shokubai Co. Ltd.	3,000	31,858
Nippon Soda Co. Ltd.	5,000	28,975
Nippon Steel & Sumitomo Metal Corp.	198,000	611,561
Nippon Suisan Kaisha Ltd.[a]	6,800	14,069
Nippon Telegraph and Telephone Corp.	9,300	507,107
Nippon Yusen K.K.	51,000	160,524
Nipro Corp.	1,800	15,920
Nishi-Nippon City Bank Ltd. (The)	19,000	48,625
Nishimatsu Construction Co. Ltd.	8,000	28,083
Nishimatsuya Chain Co. Ltd.	4,200	33,440
Nissan Chemical Industries Ltd.	3,500	50,895
Nissan Motor Co. Ltd.	63,700	552,772
Nisshin OilliO Group Ltd. (The)	12,000	39,771
Nisshin Seifun Group Inc.	6,200	62,374
Nisshin Steel Holdings Co. Ltd.	1,500	16,179
Nissin Foods Holdings Co. Ltd.	1,000	43,683
Nissin Kogyo Co. Ltd.	1,700	35,205
Nitori Holdings Co. Ltd.	750	73,320
Nitto Boseki Co. Ltd.	6,000	26,592
Nitto Denko Corp.	4,100	185,010
Nitto Kogyo Corp.	600	10,502
NKSJ Holdings Inc.	8,200	217,975
NOF Corp.	4,000	28,357
NOK Corp.	2,100	34,490
Nomura Holdings Inc.	91,000	646,909
Nomura Real Estate Holdings Inc.	3,200	65,767
Nomura Real Estate Master Fund Inc.	64	67,900

Security	Shares	Value

Nomura Real Estate Office Fund Inc.	19	$84,302
Nomura Real Estate Residential Fund Inc.	5	26,180
Nomura Research Institute Ltd.	2,700	89,616
Noritz Corp.	500	10,526
North Pacific Bank Ltd.	7,200	28,592
NSK Ltd.	13,000	149,777
NTN Corp.[a]	9,000	39,623
NTT Data Corp.	3,300	118,753
NTT DOCOMO Inc.	37,800	616,379
NTT Urban Development Corp.	2,500	24,857
Obayashi Corp.	17,000	101,848
OBIC Co. Ltd.	2,300	71,716
Odakyu Electric Railway Co. Ltd.	14,000	124,371
Ogaki Kyoritsu Bank Ltd. (The)	9,000	25,415
Oiles Corp.	2,100	49,460
Oita Bank Ltd. (The)	8,000	32,554
Oji Holdings Corp.	18,000	86,130
Okasan Securities Group Inc.	7,000	66,441
Oki Electric Industry Co. Ltd.[a]	14,000	32,397
Okinawa Electric Power Co. Inc. (The)	400	12,629
Okuma Corp.	3,000	29,475
Okumura Corp.	3,000	13,473
Olympus Corp.[a]	5,900	176,448
Omron Corp.	5,100	204,530
Ono Pharmaceutical Co. Ltd.	2,100	183,880
Oracle Corp. Japan	800	32,005
Orient Corp.[a]	6,000	13,708
Oriental Land Co. Ltd.	1,500	229,372
ORIX Corp.	32,000	498,897
ORIX JREIT Inc.	51	68,010
Osaka Gas Co. Ltd.	48,000	196,264
OSAKA Titanium Technologies Co. Ltd.	1,400	22,719
OSG Corp.	1,800	33,817
Otsuka Corp.	300	35,917
Otsuka Holdings Co. Ltd.	8,800	271,460
Pacific Metals Co. Ltd.	3,000	10,707
Panasonic Corp.	54,900	637,364
Paramount Bed Holdings Co. Ltd.	900	29,696
PARK24 Co. Ltd.	1,900	39,459
Penta-Ocean Construction Co. Ltd.	11,000	40,124
Pigeon Corp.	1,300	60,102

62	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

Pioneer Corp.[a,b]	5,400	$11,755
Pola Orbis Holdings Inc.	1,000	33,730
Premier Investment Corp.	6	23,415
Press Kogyo Co. Ltd.	3,000	12,914
Rakuten Inc.	18,700	308,779
Rengo Co. Ltd.	5,000	26,720
Resona Holdings Inc.	46,300	247,878
Resorttrust Inc.	1,400	24,366
Ricoh Co. Ltd.	16,700	178,651
Ricoh Leasing Co. Ltd.	1,100	29,769
Rinnai Corp.	1,000	78,541
Rohm Co. Ltd.	2,600	132,059
Rohto Pharmaceutical Co. Ltd.	5,300	85,592
Royal Holdings Co. Ltd.	1,800	26,210
Ryohin Keikaku Co. Ltd.	700	65,000
Ryosan Co. Ltd.	800	16,842
Saizeriya Co. Ltd.	2,400	28,451
San-in Godo Bank Ltd. (The)	4,000	28,083
Sangetsu Co. Ltd.	1,000	24,778
Sankyo Co. Ltd.	1,200	57,361
Sankyo Tateyama Inc.	1,400	33,083
Sankyu Inc.	7,000	26,631
Sanrio Co. Ltd.	1,000	37,211
Santen Pharmaceutical Co. Ltd.	1,700	72,177
Sanwa Holdings Corp.	4,000	28,239
Sapporo Holdings Ltd.	8,000	30,671
Sawai Pharmaceutical Co. Ltd.	1,000	60,107
SBI Holdings Inc.	5,500	77,227
SCSK Corp.	2,300	64,297
Secom Co. Ltd.	5,200	297,259
Sega Sammy Holdings Inc.	4,600	111,003
Seiko Epson Corp.	3,200	84,750
Seino Holdings Co. Ltd.	3,000	28,769
Sekisui Chemical Co. Ltd.	12,000	140,962
Sekisui House Ltd.	13,000	182,792
Sekisui House SI Investment Corp.	5	26,180
Senshu Ikeda Holdings Inc.	5,000	22,503
Seven & I Holdings Co. Ltd.	18,800	756,166
Seven Bank Ltd.	17,400	67,222
Sharp Corp.[a]	35,000	121,488
Shiga Bank Ltd. (The)	5,000	24,710
Shikoku Electric Power Co. Inc.[a]	4,100	60,062
Shimachu Co. Ltd.	1,100	24,743
Shimadzu Corp.	6,000	53,890
Shimamura Co. Ltd.	400	35,692

Security	Shares	Value

Shimano Inc.	3,300	$295,426
Shimizu Corp.	15,000	82,071
Shin-Etsu Chemical Co. Ltd.	10,600	598,988
Shinko Electric Industries Co. Ltd.	1,400	10,982
ShinMaywa Industries Ltd.	2,000	17,375
Shinsei Bank Ltd.	38,000	78,619
Shionogi & Co. Ltd.	7,500	155,832
Ship Healthcare Holdings Inc.	1,100	42,496
Shiseido Co. Ltd.	9,200	147,673
Shizuoka Bank Ltd. (The)	15,000	151,199
SHO-BOND Holdings Co. Ltd.	500	23,999
Showa Corp.	2,400	32,311
Showa Denko K.K.	36,000	49,419
Showa Shell Sekiyu K.K.	4,900	47,181
SKY Perfect JSAT Holdings Inc.	6,600	34,234
SMC Corp.	1,300	331,740
SoftBank Corp.	23,500	1,742,712
Sohgo Security Services Co. Ltd.	1,300	24,665
Sojitz Corp.	30,400	53,059
Sony Corp.	26,200	417,720
Sony Financial Holdings Inc.	4,100	67,499
Sotetsu Holdings Inc.	7,000	25,396
Square Enix Holdings Co. Ltd.	1,600	45,418
Stanley Electric Co. Ltd.	3,300	75,717
Start Today Co. Ltd.	1,200	26,945
Sugi Holdings Co. Ltd.	900	36,226
Sumco Corp.	2,700	21,047
Sumitomo Bakelite Co. Ltd.	3,000	11,355
Sumitomo Chemical Co. Ltd.	44,000	182,066
Sumitomo Corp.	27,200	344,051
Sumitomo Electric Industries Ltd.	18,500	295,137
Sumitomo Forestry Co. Ltd.	2,400	26,333
Sumitomo Heavy Industries Ltd.	16,000	75,305
Sumitomo Metal Mining Co. Ltd.	14,000	184,635
Sumitomo Mitsui Financial Group Inc.	31,200	1,475,793
Sumitomo Mitsui Trust Holdings Inc.	86,000	417,414
Sumitomo Osaka Cement Co. Ltd.	17,000	64,509
Sumitomo Real Estate Sales Co. Ltd.	400	12,590
Sumitomo Realty & Development Co. Ltd.	12,000	540,315
Sumitomo Rubber Industries Inc.	3,300	46,433
Sumitomo Warehouse Co. Ltd. (The)	2,000	10,806

SCHEDULES OF INVESTMENTS	63

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

Sundrug Co. Ltd.	700	$29,686
Suntory Beverage & Food Ltd.	2,700	88,822
Suruga Bank Ltd.	5,000	85,699
Suzuken Co. Ltd.	1,300	45,379
Suzuki Motor Corp.	8,900	234,925
Sysmex Corp.	1,700	94,847
T&D Holdings Inc.	14,200	176,134
Tadano Ltd.	5,000	71,530
Taiheiyo Cement Corp.	29,000	108,908
Taikisha Ltd.	1,000	21,856
Taisei Corp.	23,000	101,937
Taisho Pharmaceutical Holdings Co. Ltd.	1,100	80,247
Taiyo Holdings Co. Ltd.	500	16,473
Taiyo Nippon Sanso Corp.	4,000	28,161
Taiyo Yuden Co. Ltd.	3,400	41,939
Takara Holdings Inc.	4,000	32,907
Takasago Thermal Engineering Co. Ltd.	1,600	14,481
Takashimaya Co. Ltd.	7,000	66,098
Takata Corp.	1,100	33,221
Takeda Pharmaceutical Co. Ltd.	19,800	930,543
Tamron Co. Ltd.	600	14,508
TDK Corp.	3,700	170,152
Teijin Ltd.	18,000	41,124
Terumo Corp.	4,800	227,563
THK Co. Ltd.	3,300	73,290
Toagosei Co. Ltd.	6,000	25,063
Tobu Railway Co. Ltd.	23,000	108,026
Toda Corp.	10,000	33,730
Toho Bank Ltd. (The)	7,000	21,552
Toho Co. Ltd.	3,000	62,509
Toho Gas Co. Ltd.	7,000	32,809
Toho Holdings Co. Ltd.	1,200	21,427
Toho Zinc Co. Ltd.	12,000	42,947
Tohoku Electric Power Co. Inc.[a]	11,100	121,791
Tokai Carbon Co. Ltd.	8,000	26,043
Tokai Rika Co. Ltd.	3,200	59,899
Tokai Tokyo Financial Holdings Inc.	5,900	52,819
Tokio Marine Holdings Inc.	17,700	526,566
Tokuyama Corp.	14,000	57,244
Tokyo Broadcasting System Holdings Inc.	700	8,490
Tokyo Dome Corp.	4,000	24,160
Tokyo Electric Power Co. Inc.[a]	34,400	158,533

Security	Shares	Value

Tokyo Electron Ltd.	4,200	$218,967
Tokyo Gas Co. Ltd.	59,000	296,200
Tokyo Ohka Kogyo Co. Ltd.	1,100	22,219
Tokyo Seimitsu Co. Ltd.	1,400	27,730
Tokyo Tatemono Co. Ltd.	11,000	104,623
Tokyu Corp.	27,000	169,701
Tokyu Fudosan Holdings Corp.[a]	11,400	99,150
TOKYU REIT Inc.	20	24,180
TOMONY Holdings Inc.	8,600	34,321
Tomy Co. Ltd.	6,800	30,938
TonenGeneral Sekiyu K.K.	11,000	96,642
Top REIT Inc.	3	13,767
Toppan Forms Co. Ltd.	3,100	27,175
Toppan Printing Co. Ltd.	13,000	96,367
Toray Industries Inc.	36,000	238,976
Toshiba Corp.	105,000	444,771
Toshiba Machine Co. Ltd.	2,000	10,962
Toshiba Tec Corp.	2,000	13,433
Tosoh Corp.	10,000	43,536
TOTO Ltd.	7,000	112,703
Toyo Ink SC Holdings Co. Ltd.	5,000	24,415
Toyo Seikan Group Holdings Ltd.	3,700	67,045
Toyo Suisan Kaisha Ltd.	4,000	127,078
Toyo Tire & Rubber Co. Ltd.	4,000	22,945
Toyobo Co. Ltd.	24,000	43,300
Toyoda Gosei Co. Ltd.	1,400	29,967
Toyota Boshoku Corp.	2,100	24,318
Toyota Industries Corp.	4,200	195,411
Toyota Motor Corp.	67,700	3,931,160
Toyota Tsusho Corp.	5,900	140,984
Trend Micro Inc.	2,800	87,582
TS Tech Co. Ltd.	1,000	37,506
TSI Holdings Co. Ltd.	1,600	9,633
Tsubakimoto Chain Co.	6,000	47,889
Tsumura & Co.	1,200	29,863
Tsuruha Holdings Inc.	600	56,597
TV Asahi Corp.	400	8,331
UACJ Corp.	3,000	11,855
Ube Industries Ltd.	34,000	70,677
Unicharm Corp.	3,000	165,318
Unipres Corp.	1,300	23,620
United Arrows Ltd.	600	19,532
United Urban Investment Corp.	50	74,962
Universal Entertainment Corp.	300	5,542
UNY Co. Ltd.	7,600	46,054

64	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

Ushio Inc.	2,100	$25,513
USS Co. Ltd.	4,900	67,745
Valor Co. Ltd.	1,600	21,493
Wacom Co. Ltd.	2,700	17,394
Watami Co. Ltd.	2,000	27,867
West Japan Railway Co.	4,300	178,181
Xebio Co. Ltd.	400	8,056
Yahoo! Japan Corp.	35,800	205,003
Yakult Honsha Co. Ltd.	1,900	94,082
Yamada Denki Co. Ltd.	24,900	86,430
Yamagata Bank Ltd. (The)	3,000	11,825
Yamaguchi Financial Group Inc.	8,000	73,815
Yamaha Corp.	3,900	58,470
Yamaha Motor Co. Ltd.	7,400	99,770
Yamanashi Chuo Bank Ltd. (The)	6,000	25,768
Yamato Holdings Co. Ltd.	9,300	197,882
Yamato Kogyo Co. Ltd.	1,400	42,006
Yaskawa Electric Corp.	7,000	97,465
Yokogawa Electric Corp.	5,100	80,362
Yokohama Rubber Co. Ltd. (The)	5,000	45,301
Yoshinoya Holdings Co. Ltd.	1,500	21,533
Zenrin Co. Ltd.	1,300	12,275
Zensho Holdings Co. Ltd.	300	3,383
Zeon Corp.	3,000	29,593

		77,259,077
MALAYSIA — 0.85%
AirAsia Bhd	22,600	15,262
Alliance Financial Group Bhd	52,600	73,088
AMMB Holdings Bhd	54,800	120,031
Axiata Group Bhd	91,100	178,579
Berjaya Corp. Bhd	251,500	38,328
Berjaya Sports Toto Bhd	7,957	9,630
British American Tobacco Bhd	3,300	59,955
Bumi Armada Bhd[a]	25,900	31,345
Bursa Malaysia Bhd	38,500	89,505
CapitaMalls Malaysia Trust Bhd	7,400	3,074
Carlsberg Brewery Malaysia Bhd	7,400	25,253
CIMB Group Holdings Bhd	130,200	269,232
Dialog Group Bhd	32,400	31,466
DiGi.Com Bhd	94,900	132,999
DRB-Hicom Bhd	55,600	44,859
Felda Global Ventures Holdings Bhd	50,300	65,534
Gamuda Bhd	88,800	118,612
Genting Bhd	63,600	197,651
Genting Malaysia Bhd	65,400	85,207

Security	Shares	Value

Genting Plantations Bhd	1,200	$3,693
HAP Seng Consolidated Bhd	44,900	36,897
Hong Leong Bank Bhd	13,300	56,038
Hong Leong Financial Group Bhd	1,000	4,727
IGB Corp. Bhd	37,200	29,680
IHH Healthcare Bhd[a]	51,600	56,896
IJM Corp. Bhd	6,700	11,832
IOI Corp. Bhd	86,300	108,310
IOI Properties Group Sdn Bhd[a]	42,649	34,410
KPJ Healthcare Bhd	37,200	37,350
Kuala Lumpur Kepong Bhd	13,800	96,577
Lafarge Malaysia Bhd	6,700	17,018
Magnum Bhd	5,000	4,572
Malayan Banking Bhd	107,000	307,907
Malaysia Airports Holdings Bhd	25,000	63,200
Malaysian Resources Corp. Bhd	83,800	38,313
Maxis Bhd	50,200	104,555
Media Prima Bhd	51,300	36,637
MISC Bhd[a]	28,100	50,381
MMC Corp. Bhd	6,400	5,355
Parkson Holdings Bhd	3,000	2,627
Pavilion Real Estate Investment Trust Bhd	7,400	2,764
Petronas Chemicals Group Bhd	67,700	134,530
Petronas Dagangan Bhd	8,700	79,396
Petronas Gas Bhd	17,500	122,262
PPB Group Bhd	16,600	76,390
Public Bank Bhd Foreign	25,700	146,682
RHB Capital Bhd	26,300	60,278
Sapurakencana Petroleum Bhd[a]	97,500	127,902
Sime Darby Bhd	64,300	172,735
Sunway Real Estate Investment Trust Bhd	63,100	24,135
TAN Chong Motor Holdings Bhd	2,000	3,407
Telekom Malaysia Bhd	37,200	61,250
Tenaga Nasional Bhd	71,700	252,819
TIME dotCom Bhd[a]	6,000	6,365
Top Glove Corp. Bhd	5,600	9,187
UEM Sunrise Bhd	19,700	12,186
UMW Holdings Bhd	13,900	49,179
WCT Holdings Bhd	36,470	22,668
YTL Corp. Bhd	106,900	49,193
YTL Power International Bhd	124,000	69,290

		4,179,203

SCHEDULES OF INVESTMENTS	65

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

MEXICO — 1.01%
Alfa SAB de CV Series A	67,800	$191,011
Alsea SAB de CVb	8,200	24,450
America Movil SAB de CV Series L	874,100	932,774
Arca Continental SAB de CV	5,000	27,437
Bolsa Mexicana de Valores SAB de CV	26,500	53,607
Cemex SAB de CV CPO[a]	268,840	332,088
Coca-Cola FEMSA SAB de CV Series L	12,800	136,315
Compartamos SAB de CV	25,100	45,016
Concentradora Fibra Hotelera Mexicana SA de CV	6,200	10,003
Controladora Comercial Mexicana SAB de CV BC Units	8,700	32,981
Corporacion Inmobiliaria Vesta SAB de CVb	6,200	11,384
El Puerto de Liverpool SA de CV Series C1	3,500	36,701
Empresas ICA SAB de CVa	23,700	45,747
Fibra Uno Administracion SA de CV	40,400	130,362
Fomento Economico Mexicano SAB de CV BD Units	50,700	459,120
Genomma Lab Internacional SAB de CV Series Ba,b	19,400	47,972
Grupo Aeroportuario del Pacifico SAB de CV Series B	6,600	35,777
Grupo Aeroportuario del Sureste SAB de CV Series B	6,700	75,528
Grupo Bimbo SAB de CV Series A	53,800	142,845
Grupo Carso SAB de CV Series A1	11,600	60,550
Grupo Comercial Chedraui SAB de CV	3,500	10,373
Grupo Financiero Banorte SAB de CV Series O	63,600	401,226
Grupo Financiero Inbursa SAB de CV Series O	56,300	140,311
Grupo Financiero Santander Mexico SAB de CV Series B	43,600	97,615
Grupo Herdez SAB de CV	1,300	4,071
Grupo Mexico SAB de CV Series B	91,800	296,973
Grupo Simec SAB de CV Series Ba	600	2,235
Grupo Televisa SAB de CV CPO	63,300	368,114
Industrias CH SAB de CV Series Ba	5,100	30,573
Industrias Penoles SAB de CV	3,575	83,659

Security	Shares	Value

Kimberly-Clark de Mexico SAB de CV Series A	41,400	$105,497
Macquarie Mexico Real Estate Management SA de CV	17,600	32,170
Mexichem SAB de CV	21,700	75,308
Minera Frisco SAB de CV Series A1[a]	18,600	29,300
OHL Mexico SAB de CVa	12,000	29,521
Promotora y Operadora Infraestructura SAB de CVa	6,200	75,349
TV Azteca SAB de CV CPO	53,200	33,037
Wal-Mart de Mexico SAB de CV Series V	139,000	332,393

		4,979,393
NETHERLANDS — 1.84%
Aalberts Industries NV	2,070	64,777
AEGON NV	44,640	390,513
Akzo Nobel NV	5,942	427,979
Arcadis NV	2,108	75,361
ASM International NV	1,744	58,444
ASML Holding NV	8,595	729,988
BinckBank NV	1,931	21,536
Brunel International NV	123	7,235
Corbion NV	1,728	36,224
Corio NV	1,416	60,246
Delta Lloyd NV	4,774	122,869
Eurocommercial Properties NV	747	30,725
Fugro NV CVA	1,548	81,028
Gemalto NVb	1,881	212,366
Heineken Holding NV	2,228	128,505
Heineken NV	5,531	337,587
ING Groep NV CVA[a]	93,036	1,234,563
Koninklijke Ahold NV	24,413	407,083
Koninklijke BAM Groep NV	6,068	31,243
Koninklijke DSM NV	3,666	242,888
Koninklijke KPN NVa	74,617	279,033
Koninklijke Philips NV	23,433	816,559
Koninklijke Ten Cate NV	751	24,078
Koninklijke Vopak NV	1,396	76,771
Nieuwe Steen Investments NV	11,946	70,867
Nutreco NV	1,845	82,393
OCI NVa	2,400	111,352
PostNL NVa	13,146	73,802
Randstad Holding NV	3,056	194,210
Reed Elsevier NV	18,596	383,437

66	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

Royal Boskalis Westminster NV CVA	1,900	$91,216
SBM Offshore NVa	4,170	80,415
TKH Group NV	1,111	38,205
TNT Express NV	8,778	77,441
TomTom NVa,b	1,519	10,550
Unilever NV CVA	38,663	1,444,511
Unit4 NV	582	30,256
USG People NV	2,060	32,364
VastNed Retail NV	895	42,847
Wereldhave NV	396	30,119
Wolters Kluwer NV	7,857	216,997
Ziggo NV	3,483	151,408

		9,059,991
NEW ZEALAND — 0.16%
Air New Zealand Ltd.	15,950	22,058
Auckland International Airport Ltd.	28,004	82,666
Chorus Ltd.	2,732	3,093
Contact Energy Ltd.	6,318	26,366
Fisher & Paykel Healthcare Corp. Ltd.	11,473	37,579
Fletcher Building Ltd.	16,478	121,005
Freightways Ltd.	1,805	6,788
Goodman Property Trust	27,245	21,263
Infratil Ltd.	4,461	7,937
Kiwi Income Property Trust	20,784	18,574
Mainfreight Ltd.	625	6,622
Mighty River Power Ltd.	41,168	65,091
Nuplex Industries Ltd.	2,195	5,983
Precinct Properties New Zealand Ltd.	30,073	23,957
Ryman Healthcare Ltd.	8,927	57,036
Sky Network Television Ltd.	10,395	48,592
SKYCITY Entertainment Group Ltd.	23,110	72,331
Telecom Corp. of New Zealand Ltd.	47,050	89,422
Trade Me Group Ltd.	6,632	21,937
Xero Ltd.[a]	1,422	47,715

		786,015
NORWAY — 0.69%
Aker ASA Class A	1,125	33,537
Aker Solutions ASA	3,294	50,276
Algeta ASA[a]	1,052	60,179
Atea ASA	4,952	45,664
Austevoll Seafood ASA	1,281	7,373
Cermaq ASA	582	5,922

Security	Shares	Value

Det norske oljeselskap ASA[a]	1,431	$14,458
DNB ASA	23,099	389,650
DNO International ASA[a]	14,857	48,140
Fred Olsen Energy ASA	709	25,554
Gjensidige Forsikring ASA	4,799	91,787
Kvaerner ASA	10,034	19,144
Leroey Seafood Group ASA	249	7,502
Marine Harvest ASA	5,563	63,813
Norsk Hydro ASA	27,931	126,383
Norwegian Air Shuttle ASa,b	612	19,840
Norwegian Property ASA	7,032	8,106
Opera Software ASA	2,585	35,057
Orkla ASA	19,759	153,146
Petroleum Geo-Services ASA	4,715	48,614
Polarcus Ltd.[a]	39,595	24,677
Prosafe SE	5,472	36,305
REC Silicon ASA[a]	312,303	135,254
Schibsted ASA	2,204	128,531
Seadrill Ltd.	9,335	334,085
SpareBank 1 SMN	3,674	34,317
Statoil ASA	27,547	650,818
Stolt-Nielsen Ltd.	365	10,736
Storebrand ASA[a]	8,076	47,906
Subsea 7 SA	6,229	106,759
Telenor ASA	16,969	351,264
TGS-NOPEC Geophysical Co. ASA	2,122	54,688
Tomra Systems ASA	3,252	27,790
Yara International ASA	5,330	219,479

		3,416,754
PERU — 0.11%
Compania de Minas Buenaventura SA SP ADR	5,960	73,904
Credicorp Ltd.	1,640	216,349
Southern Copper Corp.	8,246	230,723

		520,976
PHILIPPINES — 0.17%
Aboitiz Equity Ventures Inc.	48,450	55,591
Aboitiz Power Corp.	35,700	28,319
Alliance Global Group Inc.	28,300	16,922
Ayala Corp.	4,770	55,152
Ayala Land Inc.	145,000	83,826
Bank of the Philippine Islands	14,387	28,190
BDO Unibank Inc.	42,580	74,224
Belle Corp.[a]	23,100	2,732
DMCI Holdings Inc.	30,000	39,585

SCHEDULES OF INVESTMENTS	67

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

Energy Development Corp.	62,000	$7,182
First Gen Corp.	10,900	3,752
First Philippine Holdings Corp.	10,540	14,815
Globe Telecom Inc.	770	29,053
International Container Terminal Services Inc.	15,240	33,089
JG Summit Holdings Inc.	45,902	39,906
Jollibee Foods Corp.	12,250	41,086
Manila Water Co. Inc.	44,900	22,787
Metropolitan Bank & Trust Co.	2,279	3,822
Philippine Long Distance Telephone Co.	1,315	78,285
Philippine National Bank[a]	3,185	5,960
SM Investments Corp.	4,040	62,802
SM Prime Holdings Inc.	140,400	48,080
Universal Robina Corp.	19,790	51,571

		826,731
POLAND — 0.34%
Alior Bank SAa	785	21,915
Asseco Poland SA	1,498	21,879
Bank Handlowy w Warszawie SA	780	25,536
Bank Millennium SAa	9,382	24,167
Bank Pekao SA	3,390	199,114
Bank Zachodni WBK SA	730	91,474
Cyfrowy Polsat SAa	3,464	21,648
ENEA SA	3,472	13,801
Eurocash SA	1,518	19,744
Getin Noble Bank SAa	23,595	23,279
Globe Trade Centre SAa	4,118	9,680
Grupa Azoty SA	839	13,973
Grupa Lotos SAa	963	10,790
Jastrzebska Spolka Weglowa SA	518	7,592
Kernel Holding SAa	694	8,388
KGHM Polska Miedz SA	3,845	133,564
Lubelski Wegiel Bogdanka SA	657	26,053
mBank SA	519	83,969
Netia SAa	5,867	9,064
Orange Polska SA	27,015	89,986
Polska Grupa Energetyczna SA	20,047	104,933
Polski Koncern Naftowy Orlen SA	7,990	98,321
Polskie Gornictwo Naftowe i Gazownictwo SA	52,360	76,906
Powszechna Kasa Oszczednosci Bank Polski SA	21,916	283,662
Powszechny Zaklad Ubezpieczen SA	1,434	187,652

Security	Shares	Value

Synthos SA	10,583	$17,021
Tauron Polska Energia SA	26,458	35,924
TVN SA	4,028	19,832

		1,679,867
PORTUGAL — 0.17%
Banco BPI SAa,e	3,617	7,365
Banco Comercial Portugues SA Registered[a]	783,732	175,446
Banco Espirito Santo SA Registered[a]	57,020	86,890
Energias de Portugal SA	51,925	195,085
Galp Energia SGPS SA Class B	7,979	123,526
Jeronimo Martins SGPS SA	5,060	86,695
Portucel SA	1,477	6,135
Portugal Telecom SGPS SA Registered	14,552	64,073
Sonae SGPS SA	21,448	33,841
ZON OPTIMUS SGPS SA	5,951	39,845

		818,901
RUSSIA — 0.49%
Gazprom OAO SP ADR	41,873	347,965
LSR Group OJSC SP GDR[e]	28,059	98,487
LUKOIL OAO SP ADR	6,743	384,351
Magnit OJSC SP GDR[e]	6,805	358,964
Mechel OAO SP ADR[a]	32,429	62,912
MegaFon OAO SP GDR[e]	744	22,193
Mobile TeleSystems OJSC SP ADR	18,895	325,939
NovaTek OAO SP GDR[e]	2,424	295,970
Pharmstandard GDR[a,e]	6,016	45,331
Sberbank of Russia SP ADR	27,727	300,006
Sistema JSFC SP GDR[e]	6,967	188,039

		2,430,157
SINGAPORE — 1.17%
AIMS AMP Capital Industrial REIT	127,000	143,573
ARA Asset Management Ltd.	7,300	9,709
Ascendas India Trust	60,000	32,155
Ascendas REIT	59,000	98,318
Ascott Residence Trust	17,800	16,502
Biosensors International Group Ltd.	32,000	21,655
Cache Logistics Trust	63,000	53,970
Cambridge Industrial Trust[b]	74,000	39,947
CapitaCommercial Trust	43,000	47,770
CapitaLand Ltd.	69,000	148,991
CapitaMall Trust Management Ltd.	69,000	100,947
CapitaMalls Asia Ltd.	24,000	33,047

68	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

CapitaRetail China Trust	22,240	$22,967
CDL Hospitality Trusts	19,000	23,858
City Developments Ltd.	7,000	47,919
ComfortDelGro Corp. Ltd.	68,000	102,942
COSCO Corp. (Singapore) Ltd.[b]	5,000	2,738
DBS Group Holdings Ltd.	40,000	515,412
Ezion Holdings Ltd.	34,800	61,258
Ezra Holdings Ltd.[a,b]	62,000	46,808
First REIT	26,000	21,155
First Resources Ltd.	5,000	7,784
Frasers Centrepoint Trust	12,000	15,960
Frasers Commercial Trust	46,000	44,985
Genting Singapore PLC	151,000	163,026
Global Logistic Properties Ltd.	77,000	169,277
Golden Agri-Resources Ltd.	191,000	77,703
Hutchison Port Holdings Trust	121,000	80,465
Hyflux Ltd.	32,000	28,791
Indofood Agri Resources Ltd.	3,000	1,807
Jardine Cycle & Carriage Ltd.	4,000	109,529
K-Green Trust	62,000	48,748
Keppel Corp. Ltd.	34,000	276,639
Keppel Land Ltd.	18,000	44,500
Keppel REIT Management Ltd.	37,160	32,706
Lippo Malls Indonesia Retail Trust	175,000	56,134
M1 Ltd.	10,000	26,287
Mapletree Commercial Trust	35,000	31,900
Mapletree Industrial Trust	15,000	15,373
Mapletree Logistics Trust	45,000	35,382
Midas Holdings Ltd.	111,000	39,947
Neptune Orient Lines Ltd.[a]	4,000	3,161
Noble Group Ltd.	104,000	77,296
Olam International Ltd.[b]	37,000	42,842
OUE Ltd.	1,000	1,862
Oversea-Chinese Banking Corp. Ltd.	63,000	458,379
Parkway Life REIT	15,000	26,522
Perennial China Retail Trust	125,000	52,809
Raffles Medical Group Ltd.[b]	4,000	9,388
Sabana Shari’ah Compliant Industrial REIT[b]	82,065	68,056
SATS Ltd.	25,000	61,219
SembCorp Industries Ltd.	27,000	110,898
SembCorp Marine Ltd.[b]	18,000	57,174
Singapore Airlines Ltd.	14,000	105,038
Singapore Exchange Ltd.[b]	20,000	107,182

Security	Shares	Value

Singapore Post Ltd.	45,000	$47,000
Singapore Technologies Engineering Ltd.	39,000	115,639
Singapore Telecommunications Ltd.	184,000	508,152
SMRT Corp. Ltd.	4,000	3,583
Starhill Global REIT	16,000	9,576
StarHub Ltd.	20,000	66,813
Suntec REIT	42,000	52,903
Super Group Ltd.	3,000	8,731
Tiger Airways Holdings Ltd.[a]	104,400	34,713
United Engineers Ltd.	15,000	20,419
United Overseas Bank Ltd.	32,000	500,704
UOL Group Ltd.	9,000	41,332
Vard Holdings Ltd.[a]	2,000	1,283
Venture Corp. Ltd.	6,000	34,736
Wheelock Properties (Singapore) Ltd.	1,000	1,232
Wilmar International Ltd.	57,000	139,133
Wing Tai Holdings Ltd.	16,000	21,655
Yangzijiang Shipbuilding	60,000	53,982
Yanlord Land Group Ltd.	9,000	7,886

		5,749,882
SOUTH AFRICA — 1.43%
Acucap Properties Ltd.	1,363	4,820
Adcock Ingram Holdings Ltd.	3,405	20,627
Aeci Ltd.	3,494	40,356
African Bank Investments Ltd.	25,208	24,150
African Rainbow Minerals Ltd.	2,244	43,913
Anglo American Platinum Ltd.[a]	1,246	49,389
AngloGold Ashanti Ltd.	13,231	192,813
ArcelorMittal South Africa Ltd.[a]	1,859	6,350
Aspen Pharmacare Holdings Ltd.	8,412	188,888
Assore Ltd.	722	25,765
Aveng Ltd.[a]	7,048	14,735
AVI Ltd.	7,855	36,115
Barclays Africa Group Ltd.	9,047	105,304
Barloworld Ltd.	5,527	51,629
Bidvest Group Ltd.	7,123	157,604
Brait SEa	10,399	44,701
Capital Property Fund	37,032	32,162
Clicks Group Ltd.	10,602	53,899
Coronation Fund Managers Ltd.	11,529	82,209
DataTec Ltd.	2,924	12,436
Discovery Ltd.	8,045	54,023
Emira Property Fund	4,747	5,428

SCHEDULES OF INVESTMENTS	69

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

Exxaro Resources Ltd.	4,489	$60,232
FirstRand Ltd.	82,283	229,269
Foschini Group Ltd. (The)	4,692	38,943
Fountainhead Property Trust	11,601	7,603
Grindrod Ltd.	7,755	17,567
Growthpoint Properties Ltd.	46,252	90,899
Hyprop Investments Ltd.	5,476	35,522
Illovo Sugar Ltd.	2,248	5,394
Impala Platinum Holdings Ltd.	11,553	119,412
Imperial Holdings Ltd.	4,934	81,506
Investec Ltd.	8,760	55,852
JD Group Ltd.	2,086	5,215
JSE Ltd.	1,136	8,427
Kumba Iron Ore Ltd.	2,292	92,068
Lewis Group Ltd.	1,285	6,859
Liberty Holdings Ltd.	3,532	36,042
Life Healthcare Group Holdings Ltd.	20,853	66,263
Massmart Holdings Ltd.	2,924	31,639
Mediclinic International Ltd.	8,963	57,299
MMI Holdings Ltd.	21,217	44,756
Mondi Ltd.	3,884	58,520
Mr. Price Group Ltd.	5,125	62,966
MTN Group Ltd.	42,175	745,754
Murray & Roberts Holdings Ltd.[a]	17,597	39,074
Nampak Ltd.	16,328	50,715
Naspers Ltd. Class N	9,913	1,007,982
Nedbank Group Ltd.	4,323	74,591
Netcare Ltd.	29,399	58,568
Northam Platinum Ltd.[a]	4,514	16,833
Omnia Holdings Ltd.	2,185	40,301
Pick n Pay Holdings Ltd.	3,016	5,592
Pick n Pay Stores Ltd.	3,404	13,852
PPC Ltd.	7,733	20,640
Redefine Properties Ltd.	85,511	67,758
Remgro Ltd.	11,934	198,189
Resilient Property Income Fund Ltd.	3,528	16,489
Reunert Ltd.	5,530	31,624
RMB Holdings Ltd.	19,350	74,082
RMI Holdings Ltd.	20,158	44,219
Sanlam Ltd.	43,593	186,140
Sappi Ltd.[a]	17,812	54,893
Sasol Ltd.	14,171	676,630
Shoprite Holdings Ltd.	10,322	131,881
Sibanye Gold Ltd.	11,432	16,213
SPAR Group Ltd. (The)	5,428	58,227

Security	Shares	Value

Standard Bank Group Ltd.	33,669	$352,554
Steinhoff International Holdings Ltd.	32,957	135,148
Sun International Ltd.	1,052	9,278
Super Group Ltd.[a]	7,519	18,278
Telkom SA SOC Ltd.[a]	16,457	44,573
Tiger Brands Ltd.	3,568	84,977
Tongaat Hulett Ltd.	4,454	48,250
Truworths International Ltd.	10,912	71,322
Vodacom Group Ltd.	9,270	97,425
Wilson Bayly Holmes-Ovcon Ltd.	478	6,301
Woolworths Holdings Ltd.	16,818	91,101

		7,049,023
SOUTH KOREA — 3.12%
3S Korea Co. Ltd.[a]	1,629	6,415
Able C&C Co. Ltd.	173	4,340
AmorePacific Corp.	109	103,058
AmorePacific Group	158	70,043
Asiana Airlines Inc.[a]	6,260	31,699
Binggrae Co. Ltd.	52	4,397
BS Financial Group Inc.	3,270	48,423
Capro Corp.	1,350	7,076
Celltrion Inc.	1,484	62,044
Chabio & Diostech Co. Ltd.[a]	626	6,784
Cheil Industries Inc.	942	66,447
Cheil Worldwide Inc.[a]	1,250	32,700
CJ CGV Co. Ltd.	240	10,897
CJ CheilJedang Corp.	242	60,028
CJ Corp.	438	48,696
CJ E&M Corp.[a]	192	6,072
CJ O Shopping Co. Ltd.	383	144,168
Com2uS Corp.[a]	170	3,685
Cosmax Inc.	270	13,824
Coway Co. Ltd.	1,173	76,056
Daelim Industrial Co. Ltd.	555	42,934
Daesang Corp.	840	27,782
Daewoo Engineering & Construction Co. Ltd.[a]	770	4,906
Daewoo International Corp.	1,700	65,834
Daewoo Securities Co. Ltd.	3,240	26,063
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	2,840	91,540
Daishin Securities Co. Ltd.	1,060	7,527
Daou Technology Inc.	500	7,381
Daum Communications Corp.	303	22,647
Dong-A Socio Holdings Co. Ltd.	287	34,187

70	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

Dong-A ST Co. Ltd.[a]	72	$7,769
Dongbu Insurance Co. Ltd.	1,078	54,185
Dongkuk Steel Mill Co. Ltd.	740	8,435
Dongsuh Companies Inc.	804	12,206
Dongwon Industries Co. Ltd.	9	2,497
Doosan Corp.	316	40,299
Doosan Heavy Industries & Construction Co. Ltd.	2,272	77,796
Doosan Infracore Co. Ltd.[a]	3,780	46,087
E-Mart Co. Ltd.	320	77,732
Fila Korea Ltd.	457	35,609
Gamevil Inc.[a]	82	3,459
GemVax & Kael Co. Ltd.[a]	396	5,050
Grand Korea Leisure Co. Ltd.	930	36,058
Green Cross Corp.	227	27,783
Green Cross Holdings Corp.	2,220	27,585
GS Engineering & Construction Corp.	712	22,384
GS Holdings Corp.	1,398	67,004
Halla Visteon Climate Control Corp.	1,080	39,654
Hana Financial Group Inc.	5,054	193,122
Hana Tour Service Inc.	690	46,092
Handsome Co. Ltd.	100	2,686
Hanjin Heavy Industries & Construction Co. Ltd.[a]	1,923	24,164
Hanjin Kal Corp.[a]	482	10,470
Hanjin Shipping Co. Ltd.[a]	2,820	17,099
Hankook Tire Co. Ltd.	1,716	98,918
Hanmi Pharm Co. Ltd.[a]	69	9,057
Hansol Paper Co.	2,370	26,903
Hanwha Chemical Corp.	1,680	31,392
Hanwha Corp.	1,000	33,727
Hanwha Life Insurance Co. Ltd.	3,780	25,851
Hotel Shilla Co. Ltd.	1,077	78,485
Huchems Fine Chemical Corp.	1,030	22,181
Hyosung Corp.	1,263	79,885
Hyundai Department Store Co. Ltd.	448	60,272
Hyundai Development Co. Engineering & Construction	2,510	56,984
Hyundai Engineering & Construction Co. Ltd.	2,801	152,827
Hyundai Glovis Co. Ltd.	287	61,135
Hyundai Greenfood Co. Ltd.	1,240	20,911
Hyundai Heavy Industries Co. Ltd.	1,065	223,378
Hyundai Home Shopping Network Corp.	186	31,540

Security	Shares	Value

Hyundai Hysco Co. Ltd.	480	$18,050
Hyundai Marine & Fire Insurance Co. Ltd.	960	27,894
Hyundai Merchant Marine Co. Ltd.[a]	834	11,025
Hyundai Mipo Dockyard Co. Ltd.	566	91,747
Hyundai Mobis Co. Ltd.	1,640	474,985
Hyundai Motor Co.	3,730	817,195
Hyundai Securities Co. Ltd.	4,750	25,562
Hyundai Steel Co.	2,433	173,664
Hyundai Wia Corp.	396	59,751
iMarketKorea Inc.	80	2,179
Industrial Bank of Korea	7,910	92,376
Interflex Co. Ltd.[a]	180	3,481
JB Financial Group Co. Ltd.[a]	16,037	104,132
Kangwon Land Inc.	3,320	104,996
KB Financial Group Inc.	1,522	52,897
KCC Corp.	166	75,529
KEPCO Plant Service & Engineering Co. Ltd.	558	29,298
Kia Motors Corp.	6,495	327,678
KIWOOM Securities Co. Ltd.	121	6,172
Kolon Industries Inc.	767	35,973
Korea Aerospace Industries Ltd.	2,930	87,598
Korea Electric Power Corp.[a]	4,550	150,058
Korea Gas Corp.	577	35,902
Korea Investment Holdings Co. Ltd.	2,140	78,874
Korea Zinc Co. Ltd.	273	88,760
Korean Air Lines Co. Ltd.[a]	2,348	77,546
Korean Reinsurance Co.	4,923	51,974
KT Corp.	1,040	29,927
KT Skylife Co. Ltd.	250	6,552
KT&G Corp.	1,770	125,182
Kumho Petro Chemical Co. Ltd.	216	17,799
Kumho Tire Co. Inc.[a]	5,250	67,933
LG Chem Ltd.	1,234	299,752
LG Corp.	2,186	117,434
LG Display Co. Ltd.[a]	7,250	171,708
LG Electronics Inc.	3,256	201,076
LG Fashion Corp.	740	20,257
LG Hausys Ltd.	310	45,181
LG Household & Health Care Ltd.	269	120,131
LG Innotek Co. Ltd.[a]	161	12,786
LG International Corp.	630	17,511
LG Life Sciences Ltd.[a]	220	8,437
LG Uplus Corp.	5,310	54,323

SCHEDULES OF INVESTMENTS	71

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

LIG Insurance Co. Ltd.	740	$21,743
Lock & Lock Co. Ltd.	1,040	21,571
Lotte Chemical Corp.	389	76,866
Lotte Chilsung Beverage Co. Ltd.	7	10,595
Lotte Confectionery Co. Ltd.	11	19,115
Lotte Food Co. Ltd.	5	3,681
Lotte Shopping Co. Ltd.	399	140,909
LS Corp.	635	49,893
LS Industrial Systems Co. Ltd.	1,019	63,500
Mando Corp.	993	113,184
Medipost Co. Ltd.[a]	227	13,022
Medy-Tox Inc.	280	44,995
MegaStudy Co. Ltd.	476	37,578
Meritz Fire & Marine Insurance Co. Ltd.	3,310	46,541
Mirae Asset Securities Co. Ltd.	510	17,201
Namyang Dairy Products Co. Ltd.	4	3,266
NAVER Corp.	525	331,083
NCsoft Corp.	347	64,352
Nexen Tire Corp.	150	2,074
NHN Entertainment Corp.[a]	194	14,011
NongShim Co. Ltd.	226	57,748
OCI Co. Ltd.	342	60,709
ORION Corp.	94	76,668
Paradise Co. Ltd.	477	12,389
Partron Co. Ltd.	564	7,219
Poongsan Corp.	1,630	40,051
POSCO	1,644	458,480
S-Oil Corp.	1,676	107,417
S.M. Entertainment Co.[a]	220	9,424
S1 Corp.	583	42,376
Samsung C&T Corp.	1,978	108,477
Samsung Card Co. Ltd.	640	20,838
Samsung Electro-Mechanics Co. Ltd.	2,222	138,466
Samsung Electronics Co. Ltd.	2,536	3,032,728
Samsung Engineering Co. Ltd.	1,063	71,208
Samsung Fine Chemicals Co. Ltd.	2,064	78,869
Samsung Fire & Marine Insurance Co. Ltd.	925	214,322
Samsung Heavy Industries Co. Ltd.	1,270	39,986
Samsung Life Insurance Co. Ltd.	1,622	156,843
Samsung SDI Co. Ltd.	957	128,303
Samsung Securities Co. Ltd.	730	29,634
Samsung Techwin Co. Ltd.	611	30,255

Security	Shares	Value

SeAH Besteel Corp.	90	$1,989
Seegene Inc.[a]	133	7,456
Seoul Semiconductor Co. Ltd.	810	35,189
SFA Engineering Corp.	129	5,460
Shinhan Financial Group Co. Ltd.	7,850	334,799
Shinsegae Co. Ltd.	206	43,977
SK Broadband Co. Ltd.[a]	1,972	8,733
SK C&C Co. Ltd.	757	88,406
SK Chemicals Co. Ltd.	118	6,460
SK Holdings Co. Ltd.	881	148,157
SK Hynix Inc.[a]	13,760	486,585
SK Innovation Co. Ltd.	1,985	235,526
SK Networks Co. Ltd.	12,700	100,024
SK Telecom Co. Ltd.	249	50,365
SKC Co. Ltd.	480	13,924
STX Offshore & Shipbuilding Co. Ltd.[a]	2,240	11,489
Sung Kwang Bend Co. Ltd.	1,994	42,755
Sungwoo Hitech Co. Ltd.	402	5,840
Taekwang Industrial Co. Ltd.	3	3,935
TK Corp.[a]	189	3,487
TONGYANG Life Insurance Co.	300	3,041
TONGYANG Securities Inc.	12,470	27,378
ViroMed Co. Ltd.[a]	250	10,908
Woori Finance Holdings Co. Ltd.	11,160	128,767
Woori Investment & Securities Co. Ltd.	5,060	43,209
YG Entertainment Inc.	126	7,063
Youngone Corp.	260	9,364
Youngone Holdings Co. Ltd.	197	13,436
Yuhan Corp.	113	20,587

		15,373,508
SPAIN — 2.35%
Abertis Infraestructuras SA	10,975	245,316
Acciona SAb	2,552	169,494
Acerinox SAb	6,200	80,609
Actividades de Construcciones y Servicios SA	3,717	130,728
Almirall SA	1,443	23,040
Amadeus IT Holding SA Class A	9,855	390,127
Banco Bilbao Vizcaya Argentaria SA	141,860	1,694,965
Banco de Sabadell SA	82,399	243,684
Banco Popular Espanol SA	38,464	264,851
Banco Santander SA	276,600	2,390,988
Bankia SAa	95,202	165,359

72	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

Bankinter SA	17,129	$128,317
Bolsas y Mercados Espanoles	298	11,660
CaixaBank SA	42,021	257,837
Construcciones y Auxiliar de Ferrocarriles SA	111	56,133
Corporacion Financiera Alba SA	370	21,166
Distribuidora Internacional de Alimentacion SA	15,873	130,659
Ebro Foods SA	1,280	28,361
Enagas SA	1,075	29,429
FAES FARMA SA	6,914	24,615
FAES FARMA SA New	109	388
Ferrovial SA	8,972	172,474
Fomento de Construcciones y Contratas SAa	696	18,654
Gamesa Corporacion Tecnologica SAa	6,506	71,505
Gas Natural SDG SA	8,555	211,759
Grifols SA	4,054	210,180
Grupo Catalana Occidente SA	1,183	45,467
Iberdrola SA	115,994	715,952
Iberdrola SA New	3,044	18,789
Indra Sistemas SA	2,675	47,383
Industria de Diseno Textil SA	5,252	784,042
International Consolidated Airlines Group SAa	26,293	180,017
Jazztel PLC[a]	4,617	56,790
Mapfre SA	25,026	103,373
Mediaset Espana Comunicacion SAa	4,142	51,092
Obrascon Huarte Lain SA	1,500	63,375
Prosegur Compania de Seguridad SA	3,290	19,788
Red Electrica Corporacion SA	729	51,032
Repsol SA	22,684	531,663
Tecnicas Reunidas SA	1,133	59,634
Telefonica SA	100,274	1,546,969
Viscofan SA	912	48,310
Zardoya Otis SA	4,210	70,684

		11,566,658
SWEDEN — 2.40%
AarhusKarlshamn AB	966	59,115
Active Biotech ABa	1,475	7,774
AF AB Class B	2,232	72,284
Alfa Laval AB	7,779	188,943
Assa Abloy AB Class B	8,224	410,811

Security	Shares	Value

Atlas Copco AB Class A	15,818	$430,113
Atlas Copco AB Class B	10,439	261,366
Axfood AB	690	33,097
Axis Communications AB	1,139	36,782
Betsson AB	644	18,200
Billerud AB	5,017	60,201
Boliden AB	7,739	117,807
Castellum AB	1,798	28,730
Clas Ohlson AB Class B	1,500	25,664
Electrolux AB Class B	4,956	105,386
Elekta AB Class B	8,950	130,568
Eniro ABa	1,984	14,836
Fabege AB	3,404	43,238
Getinge AB Class B	4,214	144,968
Hakon Invest ABa	2,029	62,579
Hennes & Mauritz AB Class B	22,515	971,286
Hexagon AB Class B	6,693	212,767
Hexpol AB	560	39,950
Holmen AB Class B	1,798	62,211
Hufvudstaden AB Class A	2,302	30,893
Husqvarna AB Class B	8,031	46,644
Industrivarden AB Class C	3,541	64,208
Indutrade AB	186	8,069
Intrum Justitia AB	2,187	61,806
Investment AB Kinnevik Class B	5,310	208,630
Investor AB Class B	10,837	351,289
JM AB	1,672	44,800
Kungsleden AB	9,434	68,598
Lindab International ABa	747	7,583
Loomis AB Class B	1,347	31,894
Lundbergforetagen AB	1,139	46,891
Lundin Petroleum ABa	5,008	86,601
Meda AB Class A	5,064	61,693
Mekonomen AB	185	4,508
Millicom International Cellular SA SDR	1,564	152,429
Modern Times Group MTG AB Class B	1,703	76,953
NCC AB Class B	4,298	137,419
Nibe Industrier AB Class B	3,172	69,631
Nobia AB	2,500	19,381
Nordea Bank AB	71,426	956,900
Oriflame Cosmetics SA SDR[b]	646	17,842
Peab AB	9,763	60,685
Ratos AB Class B	9,326	86,120

SCHEDULES OF INVESTMENTS	73

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

Saab AB Class B	2,107	$54,717
Sandvik AB	24,861	349,016
Scania AB Class B	7,304	149,735
Securitas AB Class B	7,401	76,992
Skandinaviska Enskilda Banken AB Class A	36,420	470,675
Skanska AB Class B	9,830	194,011
SKF AB Class B	8,951	237,510
SSAB AB Class Ab	6,457	51,587
Svenska Cellulosa AB Class B	14,345	408,686
Svenska Handelsbanken AB Class A	11,877	565,347
Swedbank AB Class A	21,703	567,921
Swedish Match AB	4,705	137,998
Swedish Orphan Biovitrum ABa	3,018	34,439
Tele2 AB Class B	8,318	91,742
Telefonaktiebolaget LM Ericsson Class B	75,102	917,809
TeliaSonera AB	55,695	413,573
Trelleborg AB Class B	6,177	123,423
Unibet Group PLC SDR	1,747	85,132
Volvo AB Class B	38,646	512,430
Wallenstam AB Class B	627	9,597
Wihlborgs Fastigheter AB	6,726	123,039

		11,815,522
SWITZERLAND — 6.17%
ABB Ltd. Registered	54,024	1,349,332
Actelion Ltd. Registered	2,834	266,612
Adecco SA Registered	3,913	308,279
Allreal Holding AG Registered	355	49,429
AMS AG	229	28,194
Aryzta AG	2,276	179,311
Baloise Holding AG Registered	1,540	184,497
Banque Cantonale Vaudoise Registered	9	4,899
Barry Callebaut AG Registered	82	97,243
Basilea Pharmaceutica AG Registered[a]	285	39,368
BKW AG	453	14,305
Bucher Industries AG Registered	185	54,337
Burckhardt Compression Holding AG	168	75,824
Clariant AG Registered	6,227	117,781
Compagnie Financiere Richemont SA Class A Bearer	12,832	1,192,307

Security	Shares	Value

Credit Suisse Group AG Registered	37,378	$1,130,853
Dufry AG Registered[a]	531	83,433
EFG International AG	968	14,162
EMS-Chemie Holding AG Registered	121	41,652
Flughafen Zurich AG Registered	168	98,873
Forbo Holding AG Registered	66	54,001
Galenica Holding AG Registered	118	112,704
GAM Holding AG	4,038	67,995
Gategroup Holding AGa	954	28,441
Geberit AG Registered	905	263,011
Georg Fischer AG Registered	130	89,356
Givaudan SA Registered	187	277,098
Helvetia Holding AG Registered	219	105,794
Holcim Ltd. Registered	5,246	382,307
Huber & Suhner AG Registered	538	28,811
Implenia AG Registered	665	46,884
Julius Baer Group Ltd.	5,679	276,221
Kaba Holding AG Class B Registered	190	86,960
Kudelski SA Bearer	1,691	25,860
Kuehne & Nagel International AG Registered	1,314	174,832
Kuoni Reisen Holding AG Class B Registered	105	47,535
Lindt & Spruengli AG Participation Certificates	29	130,326
Lindt & Spruengli AG Registered	2	107,315
Logitech International SA Registered	2,951	46,596
Lonza Group AG Registered	1,244	125,204
Meyer Burger Technology AGa	1,713	26,008
Mobimo Holding AG Registered	284	59,299
Nestle SA Registered	77,611	5,638,827
Nobel Biocare Holding AG Registered	3,424	52,363
Novartis AG Registered	55,346	4,387,835
OC Oerlikon Corp. AG Registered	5,091	80,386
Panalpina Welttransport Holding AG Registered	416	68,901
Pargesa Holding SA Bearer	1,177	94,872
Partners Group Holding AG	371	88,034
PSP Swiss Property AG Registered	555	47,861
Rieter Holding AG Registered	101	22,494
Roche Holding AG Genusschein	16,933	4,661,179
Schindler Holding AG Participation Certificates	930	135,036
Schindler Holding AG Registered	275	40,476
Schweiter Technologies AG Bearer	68	52,559

74	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

Schweizerische National-Versicherungs-Gesellschaft AG Registered	722	$47,674
SGS SA Registered	132	299,228
Sika AG Bearer	48	158,366
Sonova Holding AG Registered	1,178	162,070
St Galler Kantonalbank AG Registered	44	17,053
Straumann Holding AG Registered	155	30,961
Sulzer AG Registered	445	67,267
Swatch Group AG (The) Bearer	708	422,541
Swatch Group AG (The) Registered	1,051	108,100
Swiss Life Holding AG Registered	898	193,948
Swiss Prime Site AG Registered	1,173	91,312
Swiss Re AG	8,307	719,117
Swisscom AG Registered	529	291,296
Syngenta AG Registered	2,270	804,833
Tecan AG Registered	588	64,601
Temenos Group AG Registered[a]	3,112	87,623
Transocean Ltd.	9,745	424,706
UBS AG Registered	89,264	1,773,157
Valiant Holding AG Registered	1,437	139,947
Valora Holding AG Registered	125	32,228
Vontobel Holding AG Registered	625	23,567
Zehnder Group AG Bearer	2,445	110,013
Zurich Insurance Group AG	3,591	1,044,013

		30,377,693
TAIWAN — 2.66%
A.G.V. Products Corp.[a]	248,000	73,915
Acer Inc.[a]	72,000	42,657
Advanced Semiconductor Engineering Inc.	167,000	154,612
Advantech Co. Ltd.	6,000	37,429
ALI Corp.	32,000	32,689
AmTRAN Technology Co. Ltd.	86,000	55,351
Asia Cement Corp.	50,480	62,147
ASUSTeK Computer Inc.	17,000	158,231
AU Optronics Corp.[a]	218,000	64,830
BES Engineering Corp.	95,000	26,841
Capital Securities Corp.	85,000	33,105
Career Technology (MFG.) Co. Ltd.	13,000	13,602
Catcher Technology Co. Ltd.	22,000	146,679
Cathay Financial Holding Co. Ltd.	219,838	331,235
Chailease Holding Co. Ltd.	16,500	40,682
Chang Hwa Commercial Bank Ltd.	163,400	96,808

Security	Shares	Value

Cheng Loong Corp.	74,000	$34,805
Cheng Shin Rubber Industry Co. Ltd.	38,500	97,211
Cheng Uei Precision Industry Co. Ltd.	20,000	42,446
Chicony Electronics Co. Ltd.	21,050	53,845
Chin-Poon Industrial Co. Ltd.	8,000	13,308
China Airlines Ltd.[a]	73,000	25,661
China Bills Finance Corp.	249,000	96,156
China Development Financial Holding Corp.	299,000	87,240
China Life Insurance Co. Ltd.	69,520	66,428
China Man-Made Fibers Corp.[a]	64,000	25,877
China Motor Co. Ltd.	3,000	2,792
China Petrochemical Development Corp.	47,050	20,809
China Steel Chemical Corp.	2,000	11,090
China Steel Corp.	266,760	229,362
China Synthetic Rubber Corp.	62,000	57,298
Chipbond Technology Corp.	15,000	23,393
Chroma ATE Inc.	5,000	10,727
Chunghwa Telecom Co. Ltd.	116,000	351,857
Clevo Co.	20,241	41,755
CMC Magnetics Corp.[a]	60,000	9,585
Compal Electronics Inc.	108,000	81,096
Compeq Manufacturing Co. Ltd.	19,000	10,598
Coretronic Corp.	13,000	12,057
CTBC Financial Holding Co. Ltd.	319,690	211,034
CTCI Corp.	18,000	24,537
Delta Electronics Inc.	44,000	241,802
Dynapack International Technology Corp.	9,000	24,299
E Ink Holdings Inc.[a]	14,000	7,486
E.Sun Financial Holding Co. Ltd.	136,900	85,174
Eclat Textile Co. Ltd.	4,020	44,051
Elan Microelectronics Corp.	6,000	10,417
Epistar Corp.	16,000	35,382
Eternal Chemical Co. Ltd.	27,000	25,264
EVA Airways Corp.[a]	50,000	26,570
Evergreen Marine Corp. Ltd.[a]	17,000	9,988
Everlight Electronics Co. Ltd.	20,000	47,661
Far Eastern Department Stores Ltd.	29,120	26,575
Far Eastern International Bank Ltd.	9,443	3,693
Far Eastern New Century Corp.	79,240	82,124
Far EasTone Telecommunications Co. Ltd.	35,000	68,966
Faraday Technology Corp.	37,000	46,529

SCHEDULES OF INVESTMENTS	75

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

Farglory Land Development Co. Ltd.	4,265	$6,841
Feng Hsin Iron & Steel Co. Ltd.	20,000	34,194
First Financial Holding Co. Ltd.	172,755	103,205
FLEXium Interconnect Inc.	3,049	9,168
Formosa Chemicals & Fibre Corp.	73,660	193,039
Formosa Petrochemical Corp.	31,000	77,967
Formosa Plastics Corp.	94,040	242,103
Formosa Taffeta Co. Ltd.	31,000	32,793
Foxconn Technology Co. Ltd.	20,350	45,808
Fubon Financial Holding Co. Ltd.	201,000	283,944
G Tech Optoelectronics Corp.	3,000	3,812
Giant Manufacturing Co. Ltd.	5,000	31,686
Gigabyte Technology Co. Ltd.	21,000	27,586
Gloria Material Technology Corp.	65,200	48,097
Goldsun Development & Construction Co. Ltd.	174,000	69,778
Grand Pacific Petrochemical Corp.	50,000	36,307
Great Wall Enterprise Co. Ltd.	60,000	51,886
HannStar Display Corp.[a]	62,000	21,385
Hey Song Corp.	18,500	19,417
Highwealth Construction Corp.	3,600	7,236
Hiwin Technologies Corp.	5,030	45,656
Hon Hai Precision Industry Co. Ltd.	289,800	812,081
Hotai Motor Co. Ltd.	8,000	97,038
HTC Corp.	16,000	71,821
Hua Nan Financial Holdings Co. Ltd.	141,000	79,581
Huaku Development Co. Ltd.	12,000	29,507
Innolux Corp.[a]	195,000	67,580
Inventec Corp.	63,000	58,119
Kenda Rubber Industrial Co. Ltd.	11,080	23,917
Kerry TJ Logistics Co. Ltd.	2,000	2,819
King Yuan Electronics Co. Ltd.	49,000	33,963
King’s Town Bank	28,000	27,309
Kinsus Interconnect Technology Corp.	8,000	27,857
Largan Precision Co. Ltd.	3,000	115,356
LCY Chemical Corp.	6,000	7,615
Lite-On Technology Corp.	46,069	68,197
Macronix International Co. Ltd.[a]	196,000	42,955
Makalot Industrial Co. Ltd.	5,000	24,507
MediaTek Inc.	33,000	436,224
Mega Financial Holding Co. Ltd.	230,941	186,369
Merida Industry Co. Ltd.	6,000	37,033
Microbio Co. Ltd.[a]	8,689	8,747
MIN AIK Technology Co. Ltd.	3,000	17,130

Security	Shares	Value

Mitac Holdings Corp.[a]	13,500	$11,741
MStar Semiconductor Inc.	5,000	54,790
Nan Kang Rubber Tire Co. Ltd.[a]	11,000	13,306
Nan Ya Plastics Corp.	110,300	240,641
Novatek Microelectronics Corp. Ltd.	12,000	48,123
Oriental Union Chemical Corp.	22,000	21,929
Pegatron Corp.	37,000	48,666
Pou Chen Corp.	61,000	84,561
Powertech Technology Inc.	19,000	26,307
President Chain Store Corp.	13,000	87,317
President Securities Corp.	16,000	9,295
Prince Housing & Development Corp.	46,400	24,427
Qisda Corp.[a]	136,000	36,270
Quanta Computer Inc.	62,000	153,478
Radiant Opto-Electronics Corp.	15,060	65,613
Radium Life Tech Co. Ltd.	18,357	14,057
Realtek Semiconductor Corp.	11,020	30,189
Richtek Technology Corp.	11,000	57,183
Ruentex Development Co. Ltd.	18,468	32,550
Ruentex Industries Ltd.	18,616	44,916
Sanyang Industry Co. Ltd.	18,000	27,834
Shin Kong Financial Holding Co. Ltd.	198,863	66,621
Shin Zu Shing Co. Ltd.	12,000	29,309
Shinkong Synthetic Fibers Corp.	207,000	67,981
Siliconware Precision Industries Co. Ltd.	83,000	101,499
Simplo Technology Co. Ltd.	11,000	50,466
Sinon Corp.	124,000	66,916
SinoPac Financial Holdings Co. Ltd.	180,991	84,231
Solar Applied Materials Technology Corp.	10,000	8,912
Standard Foods Corp.	7,150	20,956
Synnex Technology International Corp.	40,000	67,860
Ta Chong Bank Ltd.[a]	8,520	2,967
Taichung Commercial Bank Co. Ltd.	66,797	24,031
Tainan Spinning Co. Ltd.	13,090	8,814
Taishin Financial Holdings Co. Ltd.	196,494	93,067
Taiwan Business Bank Ltd.[a]	14,560	4,325
Taiwan Cement Corp.	84,000	122,822
Taiwan Cooperative Financial Holding Co. Ltd.	122,320	66,010
Taiwan Fertilizer Co. Ltd.	23,000	48,054
Taiwan Glass Industry Corp.	9,000	8,808
Taiwan Hon Chuan Enterprise Co. Ltd.	12,000	25,190

76	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

Taiwan Mobile Co. Ltd.	39,000	$114,307
Taiwan Secom Co. Ltd.	7,000	17,721
Taiwan Semiconductor Manufacturing Co. Ltd.	619,000	2,145,227
Tatung Co. Ltd.[a]	220,000	62,810
Teco Electric and Machinery Co. Ltd.	40,000	43,634
Tong Hsing Electronic Industries Ltd.	6,000	30,795
TPK Holding Co. Ltd.	8,000	50,697
Transcend Information Inc.	8,000	23,817
Tripod Technology Corp.	25,000	45,548
TSRC Corp.	5,000	7,105
TTY Biopharm Co. Ltd.	10,089	29,970
Tung Ho Steel Enterprise Corp.	12,000	10,377
TXC Corp.	29,000	33,453
U-Ming Marine Transport Corp.	8,000	13,282
Uni-President Enterprises Co.	106,680	176,054
Unimicron Technology Corp.	63,000	48,242
United Microelectronics Corp.	280,000	114,135
USI Corp.	33,000	23,091
Vanguard International Semiconductor Corp.	22,000	24,325
Walsin Lihwa Corp.[a]	188,000	58,452
Wan Hai Lines Ltd.	6,000	2,921
Waterland Financial Holdings Co. Ltd.	30,360	9,991
Wei Chuan Foods Corp.	6,000	9,516
Win Semiconductors Corp.	32,000	27,989
Winbond Electronics Corp.[a]	45,000	10,991
Wintek Corp.[a]	23,000	7,667
Wistron Corp.	62,800	52,027
Wistron NeWeb Corp.	13,119	33,601
WPG Holdings Co. Ltd.	48,000	55,925
Yageo Corp.[a]	89,400	36,884
Yang Ming Marine Transport Corp.[a]	8,000	3,472
YFY Inc.	9,000	4,322
Yuanta Financial Holding Co. Ltd.	238,000	132,364
Yulon Motor Co. Ltd.	30,000	51,588
Yungtay Engineering Co. Ltd.	8,000	21,942
Zhen Ding Technology Holding Ltd.	3,050	7,621

		13,109,289
THAILAND — 0.49%
Advanced Information Service PCL NVDR	25,400	160,818
Airports of Thailand PCL NVDR	13,800	71,696
Bangchak Petroleum PCL NVDR	21,500	17,423
Bangkok Bank PCL Foreign	14,400	74,814

Security	Shares	Value

Bangkok Bank PCL NVDR	24,300	$126,248
Banpu PCL NVDR	12,800	10,276
BEC World PCL NVDR	32,100	45,461
Bumrungrad Hospital PCL NVDR	18,700	47,586
Central Pattana PCL NVDR	82,700	93,949
Charoen Pokphand Foods PCL NVDR	62,700	54,134
CP All PCL NVDR	110,900	131,864
Delta Electronics (Thailand) PCL NVDR	10,800	17,340
Esso (Thailand) PCL NVDR	116,500	19,764
Glow Energy PCL NVDR	24,000	49,076
Hemaraj Land and Development PCL NVDR	234,900	19,498
Indorama Ventures PCL NVDR	58,900	36,935
IRPC PCL NVDR	435,600	41,171
Jasmine International PCL NVDR	91,500	19,542
Kasikornbank PCL Foreign	19,300	99,394
Kasikornbank PCL NVDR	46,200	237,928
Kiatnakin Bank PCL NVDR	21,700	24,487
Krung Thai Bank PCL NVDR	178,400	90,254
Pruksa Real Estate PCL NVDR	7,100	3,785
PTT Exploration & Production PCL NVDR	35,161	162,970
PTT Global Chemical PCL NVDR	34,400	74,250
PTT PCL NVDR	21,400	178,928
Siam Cement PCL Foreign (The)	5,200	63,326
Siam Cement PCL NVDR (The)	7,700	94,705
Siam Commercial Bank PCL NVDR	44,800	202,217
Thai Airways International PCL NVDR	10,600	4,528
Thai Oil PCL NVDR	30,000	47,940
Thai Tap Water Supply PCL NVDR	124,400	36,367
Thanachart Capital PCL NVDR	25,300	23,759
TISCO Financial Group PCL NVDR	39,300	44,050

		2,426,483
TURKEY — 0.28%
Akbank TAS	45,674	116,362
Anadolu Efes Biracilik ve Malt Sanayii AS	3,462	35,066
Arcelik AS	8,122	40,055
Asya Katilim Bankasi ASa	7,425	3,547
BIM Birlesik Magazalar AS	4,886	83,418
Coca-Cola Icecek AS	1,303	27,260
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	53,320	50,705

SCHEDULES OF INVESTMENTS	77

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

Enka Insaat ve Sanayi AS	17,134	$48,805
Eregli Demir ve Celik Fabrikalari TAS	27,413	32,858
Ford Otomotiv Sanayi AS	2,917	25,481
Haci Omer Sabanci Holding AS	22,682	74,941
Ihlas Holding ASa	560,278	89,212
KOC Holding AS	12,770	43,265
Koza Altin Isletmeleri AS	1,139	9,698
Koza Anadolu Metal Madencilik Isletmeleri ASa	1,679	1,619
TAV Havalimanlari Holding AS	3,328	24,950
Turk Hava Yollari AO	18,144	54,089
Turk Telekomunikasyon AS	15,520	38,441
Turkcell Iletisim Hizmetleri ASa	19,598	96,564
Turkiye Garanti Bankasi AS	54,373	143,334
Turkiye Halk Bankasi AS	16,922	83,454
Turkiye Is Bankasi AS Class C	45,676	81,820
Turkiye Petrol Rafinerileri AS	3,729	61,438
Turkiye Sinai Kalkinma Bankasi AS	7,638	5,743
Turkiye Sise ve Cam Fabrikalari AS	4,643	5,134
Turkiye Vakiflar Bankasi TAO Class D	14,313	21,841
Ulker Biskuvi Sanayi AS	4,402	27,064
Yapi ve Kredi Bankasi AS	15,921	22,393
Yazicilar Holding AS	676	5,322

		1,353,879
UNITED KINGDOM — 15.89%
3i Group PLC	26,707	163,891
Abcam PLC	9,256	79,101
Aberdeen Asset Management PLC	22,758	146,166
Admiral Group PLC	5,168	122,729
Afren PLC[a]	27,936	68,224
African Minerals Ltd.[a]	5,699	15,735
Aggreko PLC	7,460	189,542
Alent PLC	4,916	25,344
AMEC PLC	6,378	107,964
Amerisur Resources PLC[a,b]	16,676	13,977
Amlin PLC	25,901	178,015
Anglo American PLC	36,061	851,038
Anglo Pacific Group PLC	4,118	12,486
Antofagasta PLC	9,223	128,915
ARM Holdings PLC	34,502	530,167
Ashmore Group PLC	7,132	38,140
Ashtead Group PLC	13,789	178,913
ASOS PLC[a]	1,666	171,453
Associated British Foods PLC	8,163	364,230

Security	Shares	Value

AstraZeneca PLC	29,679	$1,882,020
Avanti Communications Group PLC[a]	2,130	7,797
AVEVA Group PLC	1,676	59,220
Aviva PLC	70,890	518,444
AZ Electronic Materials SA	9,757	63,483
Babcock International Group PLC	8,045	183,780
BAE Systems PLC	77,547	546,865
Balfour Beatty PLC	15,164	72,720
Barclays PLC	371,164	1,662,222
Barratt Developments PLC	21,726	135,181
BBA Aviation PLC	12,703	64,426
Beazley PLC	16,764	70,392
Bellway PLC	2,454	62,673
Berendsen PLC	5,086	77,317
Berkeley Group Holdings PLC (The)	3,144	133,670
Betfair Group PLC	1,612	27,976
BG Group PLC	82,934	1,392,965
BHP Billiton PLC	52,539	1,550,329
Big Yellow Group PLC	4,121	35,082
Blinkx PLC[a,b]	7,493	15,701
Bodycote PLC	5,587	59,591
Booker Group PLC	29,232	74,368
Bovis Homes Group PLC	7,229	97,777
Bowleven PLC[a]	26,816	16,306
BP PLC	452,425	3,554,111
Brewin Dolphin Holdings PLC	7,334	36,810
British American Tobacco PLC	45,037	2,158,309
British Land Co. PLC	20,689	223,219
British Sky Broadcasting Group PLC	23,509	338,450
Britvic PLC	5,630	64,121
BT Group PLC	188,103	1,184,926
BTG PLC[a]	10,140	98,738
Bunzl PLC	10,492	239,334
Burberry Group PLC	10,220	243,207
Bwin.Party Digital Entertainment PLC	14,064	26,465
Cable & Wireless Communications PLC	77,657	68,216
Cairn Energy PLC[a]	9,918	35,142
Cape PLC	4,328	19,062
Capita PLC	15,037	243,048
Capital & Counties Properties PLC	14,257	83,343
Carillion PLC	11,973	67,099
Carnival PLC	4,299	176,700
Catlin Group Ltd.	10,979	95,179
Centamin PLC[a]	12,605	9,136

78	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

Centrica PLC	120,132	$614,405
Chemring Group PLC	5,053	20,034
Cineworld Group PLC	12,874	74,899
Close Brothers Group PLC	3,980	86,733
Cobham PLC	26,818	129,445
Coca-Cola HBC AG	4,379	116,082
Coca-Cola HBC AG SP ADR	523	13,807
COLT Group SAa	3,132	6,511
Compass Group PLC	42,513	636,148
Computacenter PLC	3,756	39,845
Croda International PLC	2,680	106,235
CSR PLC	3,280	35,658
Daily Mail & General Trust PLC Class A NVS	6,235	98,524
Dairy Crest Group PLC	4,516	38,519
Darty PLC	11,759	25,509
DCC PLC	1,527	69,389
De La Rue PLC	2,953	37,903
Debenhams PLC	32,003	38,947
Derwent London PLC	1,317	53,894
Devro PLC	11,938	60,742
Diageo PLC	59,113	1,749,173
Dialight PLC	2,054	25,841
Dignity PLC	1,477	36,289
Diploma PLC	4,206	48,041
Direct Line Insurance Group PLC	20,717	90,157
Dixons Retail PLC[a]	98,057	70,343
Domino’s Pizza Group PLC	2,290	19,890
Drax Group PLC	9,878	131,901
DS Smith PLC	23,017	124,263
Dunelm Group PLC	1,683	25,516
easyJet PLC	3,167	85,567
Electrocomponents PLC	14,871	64,912
Elementis PLC	14,913	62,718
EnQuest PLC[a]	29,395	62,560
Enterprise Inns PLC[a]	21,145	55,949
Essar Energy PLC[a]	2,786	2,642
Essentra PLC	6,219	84,780
esure Group PLC	13,575	60,817
Experian PLC	22,655	387,217
F&C Asset Management PLC	31,673	64,702
Faroe Petroleum PLC[a]	11,791	21,509
Fenner PLC	18,653	125,993
Ferrexpo PLC	2,312	5,775
Fidessa Group PLC	851	32,349

Security	Shares	Value

FirstGroup PLC[a]	24,606	$53,864
Fresnillo PLC	3,404	43,048
G4S PLC	41,604	163,277
Galliford Try PLC	4,282	82,547
Genus PLC	1,955	42,218
GKN PLC	38,656	250,496
GlaxoSmithKline PLC	116,760	3,001,148
Glencore Xstrata PLC	262,988	1,393,870
Go-Ahead Group PLC (The)	2,734	88,830
Grafton Group PLC Units	6,569	64,181
Grainger PLC	10,690	37,368
Great Portland Estates PLC	6,987	69,413
Greencore Group PLC	10,569	43,285
Greene King PLC	9,238	130,187
Greggs PLC	4,858	40,359
Gulf Keystone Petroleum Ltd.[a,b]	26,233	67,687
Halfords Group PLC	9,109	68,638
Halma PLC	9,546	93,895
Hammerson PLC	13,414	115,848
Hansteen Holdings PLC	41,133	71,656
Hargreaves Lansdown PLC	4,978	121,571
Hays PLC	35,877	78,302
Henderson Group PLC	25,502	92,205
Heritage Oil PLC[a]	20,691	63,929
Highland Gold Mining Ltd.	16,091	16,792
Hikma Pharmaceuticals PLC	3,365	66,418
Hill & Smith Holdings PLC	4,430	39,497
Hiscox Ltd.	7,561	79,279
Hochschild Mining PLC	5,951	14,939
Home Retail Group PLC	16,606	48,933
Homeserve PLC	5,911	31,824
Howden Joinery Group PLC	15,606	88,074
HSBC Holdings PLC	443,912	4,574,261
Hunting PLC	4,400	54,487
ICAP PLC	12,105	76,890
IG Group Holdings PLC	7,084	72,938
Imagination Technologies Group PLC[a,b]	3,412	9,673
IMI PLC	6,437	158,366
Imperial Tobacco Group PLC	23,098	843,860
Inchcape PLC	9,054	87,047
Informa PLC	12,828	108,995
Inmarsat PLC	9,309	107,169
InterContinental Hotels Group PLC	5,940	192,313
Intermediate Capital Group PLC	11,057	75,158

SCHEDULES OF INVESTMENTS	79

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

International Personal Finance PLC	6,338	$48,435
Interserve PLC	3,390	33,985
Intertek Group PLC	3,658	170,253
Intu Properties PLC	11,184	58,008
Investec PLC	10,986	70,775
ITE Group PLC	5,951	26,719
ITV PLC	89,047	287,567
J Sainsbury PLC	24,254	137,478
Jardine Lloyd Thompson Group PLC	2,090	36,340
JD Wetherspoon PLC	1,299	17,004
John Menzies PLC	2,021	22,752
John Wood Group PLC	7,782	82,235
Johnson Matthey PLC	4,542	241,180
Jupiter Fund Management PLC	13,725	84,316
Kcom Group PLC	45,983	74,626
Keller Group PLC	1,692	32,924
Kentz Corp. Ltd.	2,150	23,250
Kier Group PLC	6,857	211,973
Kingfisher PLC	54,813	332,945
Ladbrokes PLC	19,609	48,179
Laird PLC	12,533	66,715
Lancashire Holdings Ltd.	10,269	127,250
Land Securities Group PLC	16,879	285,443
Legal & General Group PLC	139,454	493,437
Lloyds Banking Group PLC[a]	1,198,631	1,640,919
London Stock Exchange Group PLC	4,716	142,609
LondonMetric Property PLC	15,424	34,930
Lonmin PLC[a]	9,637	48,638
Majestic Wine PLC	3,810	30,932
Man Group PLC	111,601	149,847
Marks & Spencer Group PLC	46,013	356,095
Marston’s PLC	20,585	50,746
Mears Group PLC	7,090	55,813
Meggitt PLC	16,712	141,584
Melrose Industries PLC	30,174	153,380
Michael Page International PLC	4,824	35,295
Micro Focus International PLC	3,898	48,046
Millennium & Copthorne Hotels PLC	1,074	9,990
Mitchells & Butlers PLC[a]	5,591	41,330
Mitie Group PLC	19,242	100,878
Mondi PLC	8,545	129,620
Moneysupermarket.com Group PLC	17,315	50,738
Monitise PLC[a]	40,526	44,291
Morgan Advanced Materials PLC	5,932	30,231
Morgan Sindall Group PLC	2,961	38,833

Security	Shares	Value

N Brown Group PLC	3,167	$28,132
National Express Group PLC	17,578	84,268
National Grid PLC	84,929	1,101,259
Next PLC	3,519	361,456
Northgate PLC	4,193	38,590
Ocado Group PLC[a]	9,511	81,749
Old Mutual PLC	105,886	300,182
Ophir Energy PLC[a]	16,514	75,829
Oxford Instruments PLC	2,047	56,349
Pace PLC	9,485	55,696
Paragon Group of Companies PLC	6,175	35,631
Pearson PLC	18,719	342,093
Pennon Group PLC	17,472	197,555
Persimmon PLC	6,677	144,080
Petra Diamonds Ltd.[a]	8,239	18,672
Petrofac Ltd.	5,408	102,654
Petropavlovsk PLC	7,456	8,608
Phoenix Group Holdings	3,677	44,386
Playtech Ltd.	3,627	41,100
Premier Farnell PLC	16,879	60,334
Premier Oil PLC	12,551	56,023
Primary Health Properties PLC	8,640	50,692
Provident Financial PLC	4,001	107,311
Prudential PLC	60,817	1,227,382
QinetiQ Group PLC	21,667	79,585
Quindell PLC[a]	88,908	44,200
Quintain Estates and Development PLC[a]	17,667	28,890
Randgold Resources Ltd.	3,467	238,911
Reckitt Benckiser Group PLC	15,212	1,140,758
Redrow PLC	3,684	19,677
Reed Elsevier PLC	26,722	389,537
Regus PLC	16,152	55,612
Renishaw PLC	498	15,428
Rentokil Initial PLC	43,646	86,435
Resolution Ltd.	32,185	184,390
Restaurant Group PLC (The)	5,437	54,685
Rexam PLC	14,151	114,654
Rightmove PLC	2,423	100,826
Rio Tinto PLC	31,382	1,672,827
Rockhopper Exploration PLC[a]	8,839	19,502
Rolls-Royce Holdings PLC	44,642	870,865
Rotork PLC	1,674	67,733
Royal Bank of Scotland Group PLC[a]	49,354	275,777
Royal Dutch Shell PLC Class A	100,896	3,487,972

80	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

Royal Dutch Shell PLC Class B	51,748	$1,892,257
RPC Group PLC	4,793	46,868
RPS Group PLC	6,107	34,265
RSA Insurance Group PLC	105,511	168,200
SABMiller PLC	22,598	1,017,600
Sage Group PLC (The)	40,103	269,099
Salamander Energy PLC[a]	12,951	22,615
Savills PLC	2,802	28,781
Schroders PLC	1,837	74,479
SDL PLC	2,391	14,303
SEGRO PLC	20,386	112,940
Senior PLC	13,420	65,857
Serco Group PLC	13,524	97,150
Severn Trent PLC	4,770	135,384
Shaftesbury PLC	4,037	41,334
Shanks Group PLC	19,192	36,745
Shire PLC	13,485	674,387
SIG PLC	18,251	58,849
Smith & Nephew PLC	24,361	350,716
Smiths Group PLC	7,872	186,038
SOCO International PLC[a]	3,538	23,973
Spectris PLC	3,094	112,985
Spirax-Sarco Engineering PLC	1,670	80,141
Spirent Communications PLC	11,252	17,595
Spirit Pub Co. PLC	55,252	75,821
Sports Direct International PLC[a]	4,416	49,641
SSE PLC	22,554	484,458
St James’s Place PLC	9,009	114,005
St. Modwen Properties PLC	4,630	29,227
Stagecoach Group PLC	24,934	149,077
Standard Chartered PLC	58,627	1,194,747
Standard Life PLC	53,655	322,384
Stobart Group Ltd.	11,507	25,388
Synergy Health PLC	2,246	47,579
Synthomer PLC	5,811	25,976
TalkTalk Telecom Group PLC	9,868	50,599
Tate & Lyle PLC	14,142	176,056
Taylor Wimpey PLC	73,760	136,010
Telecity Group PLC	5,343	62,784
Telecom plus PLC	2,116	66,178
Tesco PLC	192,166	1,011,714
Thomas Cook Group PLC[a]	37,988	112,314
Travis Perkins PLC	5,722	163,532
Trinity Mirror PLC[a]	7,974	23,327
TUI Travel PLC	8,426	58,908

Security	Shares	Value

Tullett Prebon PLC	5,276	$28,787
Tullow Oil PLC	21,154	274,822
UBM PLC	5,845	65,321
UDG Healthcare PLC	6,360	37,189
Ultra Electronics Holdings PLC	2,169	69,796
Unilever PLC	30,500	1,172,429
UNITE Group PLC	7,626	51,360
United Utilities Group PLC	18,180	213,926
Vectura Group PLC[a]	14,565	38,359
Vedanta Resources PLC	1,528	20,278
Vesuvius PLC	8,188	60,232
Victrex PLC	2,864	83,876
Vodafone Group PLC	1,162,025	4,326,494
W.S. Atkins PLC	2,823	63,143
Weir Group PLC (The)	4,336	149,218
WH Smith PLC	5,018	86,014
Whitbread PLC	3,928	242,145
William Hill PLC	17,037	93,070
Wm Morrison Supermarkets PLC	45,793	180,545
Wolseley PLC	5,890	317,695
Workspace Group PLC	8,462	75,514
WPP PLC	33,639	705,977
Xchanging PLC	14,152	41,458
Xcite Energy Ltd.[a]	10,529	16,871

		78,201,452

TOTAL COMMON STOCKS
(Cost: $478,913,438)		480,171,005

INVESTMENT COMPANIES — 0.64%

CHILE — 0.13%
iShares MSCI Chile Capped ETF[f]	15,719	638,663

		638,663

RUSSIA — 0.51%
iShares MSCI Russia Capped ETF[f]	128,927	2,513,432

		2,513,432

TOTAL INVESTMENT COMPANIES
(Cost: $3,750,431)		3,152,095

PREFERRED STOCKS — 1.37%

BRAZIL — 0.72%
AES Tiete SA	2,300	17,930
Banco Bradesco SA	38,260	413,280
Banco do Estado do Rio Grande do Sul SA Class B	5,000	21,678

SCHEDULES OF INVESTMENTS	81

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

Banco Panamericano SA	10,900	$17,778
Bradespar SA	5,600	51,565
Braskem SA Class A	2,900	22,249
Centrais Eletricas Brasileiras SA Class B	2,700	10,480
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	4,100	158,122
Companhia Energetica de Minas Gerais	17,902	102,973
Companhia Energetica de Sao Paulo Class B	5,200	49,535
Companhia Paranaense de Energia Class B	1,900	21,834
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	1,500	5,438
Gerdau SA	21,200	150,128
GOL Linhas Aereas Inteligentes SA	5,300	21,009
Itau Unibanco Holding SA	62,860	785,945
Itausa — Investimentos Itau SA	68,732	238,964
Klabin SA	12,500	63,692
Lojas Americanas SA	14,000	84,978
Marcopolo SA	14,100	30,159
Metalurgica Gerdau SA	6,200	54,837
Oi SA	12,400	21,351
Petroleo Brasileiro SA	103,600	628,838
Randon SA Implementos e Participacoes	4,500	17,318
Telefonica Brasil SA	7,100	134,477
Usinas Siderurgicas de Minas Gerais SA Class A	9,000	44,223
Vale SA Class A	31,175	386,180

		3,554,961
COLOMBIA — 0.02%
Banco Davivienda SA	1,579	16,697
Bancolombia SA	4,353	47,794
Grupo Argos SA	3,447	30,965
Grupo Aval Acciones y Valores SA	3,895	2,233
Grupo de Inversiones Suramericana SA	1,136	17,513

		115,202
GERMANY — 0.42%
Bayerische Motoren Werke AG	1,326	106,593
Draegerwerk AG & Co. KGaA	188	22,893
Fuchs Petrolub SE	1,852	167,084

Security	Shares	Value

Henkel AG & Co. KGaA	4,302	$466,322
Jungheinrich AG	391	28,494
Porsche Automobil Holding SE	3,780	370,131
Sartorius AG	180	23,898
Volkswagen AG	3,480	882,510

		2,067,925
ITALY — 0.01%
Unipol Gruppo Finanziario SpA	6,290	32,080

		32,080
RUSSIA — 0.02%
Surgutneftegas OJSC SP ADR	15,872	114,120

		114,120
SOUTH KOREA — 0.18%
Hyundai Motor Co. Ltd.	761	86,384
Hyundai Motor Co. Ltd. Series 2	1,062	129,482
Samsung Electronics Co. Ltd.	723	645,084

		860,950

TOTAL PREFERRED STOCKS
(Cost: $7,317,294)		6,745,238

RIGHTS — 0.01%

AUSTRIA — 0.00%
Raiffeisen International Bank Holding AGa	2,561	—

		—
BRAZIL — 0.00%
Marfrig Global Foods SAa	1	—

		—
SPAIN — 0.01%
Actividades Construccion y Servicios SAa	3,717	2,115
Banco Popular Espanol SAa	38,464	2,127
Banco Santander SAa	260,364	52,316

		56,558
UNITED KINGDOM — 0.00%
Cineworld Group PLC[a]	4,119	8,326

		8,326

TOTAL RIGHTS
(Cost: $58,124)		64,884

82	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

January 31, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.61%

MONEY MARKET FUNDS — 0.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[f,g,h]	2,251,578	$2,251,578
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[f,g,h]	126,738	126,738
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	626,766	626,766

		3,005,082

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,005,082)		3,005,082

TOTAL INVESTMENTS IN SECURITIES — 100.20%
(Cost: $493,044,369)		493,138,304
Other Assets, Less Liabilities — (0.20)%		(1,005,397)

NET ASSETS — 100.00%		$492,132,907

CPO  —  Certificates of Participation (Ordinary)

FDR  —  Fiduciary Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Financial futures contracts purchased as of January 31, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
9	MSCI EMG MKT-Mini (Mar. 2014)	NYSE LIFFE	$416,385	$(26,110)

14	MSCI EAFE E-Mini (Mar. 2014)	NYSE LIFFE	1,272,460	(39,695)

			$1,688,845	$(65,805)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	83

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2014

	iShares Core MSCI EAFE ETF	iShares Core MSCI Total International Stock ETF (Consolidated)

ASSETS
Investments, at cost:
Unaffiliated	$1,295,493,884	$486,288,856
Affiliated (Note 2)	12,776,566	6,755,513

Total cost of investments	$1,308,270,450	$493,044,369

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,386,347,869	$486,981,127
Affiliated (Note 2)	12,776,566	6,157,177

Total fair value of investments	1,399,124,435	493,138,304
Foreign currency, at value[b]	1,692,571	813,578
Cash	20,060	—
Cash pledged to broker	321,000	149,270
Receivables:
Investment securities sold	348	851
Dividends and interest	1,950,271	550,936

Total Assets	1,403,108,685	494,652,939

LIABILITIES
Payables:
Investment securities purchased	506,220	—
Collateral for securities on loan (Note 1)	10,113,500	2,378,316
Futures variation margin	85,550	65,805
Due to custodian	—	13,770
Foreign taxes (Note 1)	—	15
Investment advisory fees (Note 2)	165,327	62,126

Total Liabilities	10,870,597	2,520,032

NET ASSETS	$1,392,238,088	$492,132,907

Net assets consist of:
Paid-in capital	$1,304,008,148	$492,899,679
Undistributed (distributions in excess of) net investment income	(1,102,670)	3,633
Accumulated net realized loss	(1,439,084)	(793,228)
Net unrealized appreciation	90,771,694	22,823

NET ASSETS	$1,392,238,088	$492,132,907

Shares outstanding[c]	24,000,000	9,000,000

Net asset value per share	$58.01	$54.68

[a]	Securities on loan with values of $9,553,379 and $2,229,925, respectively. See Note 1.
[b]	Cost of foreign currency: $1,694,825 and $819,471, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

84	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2014

	iShares Core MSCI EAFE ETF	iShares Core MSCI Total International Stock ETF (Consolidated)

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$10,356,405	$2,345,711
Dividends — affiliated (Note 2)	—	7,218
Interest — unaffiliated	16	9
Interest — affiliated (Note 2)	625	373
Securities lending income — affiliated (Note 2)	86,434	15,066

	10,443,480	2,368,377
Less: Other foreign taxes (Note 1)	—	(3,506)

Total investment income	10,443,480	2,364,871

EXPENSES
Investment advisory fees (Note 2)	786,998	218,509
Commitment fees (Note 7)	—	51
Interest expense (Note 7)	—	38

Total expenses	786,998	218,598
Less investment advisory fees waived (Note 2)	(216,209)	(44,901)

Net expenses	570,789	173,697

Net investment income	9,872,691	2,191,174

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(115,981)	(560,603)
Futures contracts	503,681	56,525
Foreign currency transactions	39,500	(24,160)

Net realized gain (loss)	427,200	(528,238)

Net change in unrealized appreciation/depreciation on:
Investments	55,522,273	(4,091,304)
Futures contracts	(148,786)	(73,730)
Translation of assets and liabilities in foreign currencies	34,147	(3,577)

Net change in unrealized appreciation/depreciation	55,407,634	(4,168,611)

Net realized and unrealized gain (loss)	55,834,834	(4,696,849)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,707,525	$(2,505,675)

[a]	Net of foreign withholding tax of $529,769 and $202,951, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	85

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core MSCI EAFE ETF		iShares Core MSCI Total International Stock ETF (Consolidated)
	Six months ended January 31, 2014 (Unaudited)	Period from October 18, 2012[a] to July 31, 2013	Six months ended January 31, 2014 (Unaudited)	Period from October 18, 2012[a] to July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,872,691	$13,589,756	$2,191,174	$1,917,999
Net realized gain (loss)	427,200	(2,013,644)	(528,238)	(279,093)
Net change in unrealized appreciation/depreciation	55,407,634	35,364,060	(4,168,611)	4,191,434

Net increase (decrease) in net assets resulting from operations	65,707,525	46,940,172	(2,505,675)	5,830,340

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,760,381)	(12,657,376)	(2,379,500)	(1,711,937)

Total distributions to shareholders	(11,760,381)	(12,657,376)	(2,379,500)	(1,711,937)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	456,450,338	847,557,810	388,050,894	104,848,785

Net increase in net assets from capital share transactions	456,450,338	847,557,810	388,050,894	104,848,785

INCREASE IN NET ASSETS	510,397,482	881,840,606	383,165,719	108,967,188

NET ASSETS
Beginning of period	881,840,606	—	108,967,188	—

End of period	$1,392,238,088	$881,840,606	$492,132,907	$108,967,188

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,102,670)	$785,020	$3,633	$191,959

SHARES ISSUED
Shares sold	7,700,000	16,300,000	6,900,000	2,100,000

Net increase in shares outstanding	7,700,000	16,300,000	6,900,000	2,100,000

[a]	Commencement of operations.

See notes to financial statements.

86	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Core MSCI EAFE ETF

	Six months ended Jan. 31, 2014 (Unaudited)	Period from Oct. 18, 2012[a] to Jul. 31, 2013
Net asset value, beginning of period	$54.10	$48.62

Income from investment operations:
Net investment income[b]	0.51	1.51
Net realized and unrealized gain[c]	3.94	4.92

Total from investment operations	4.45	6.43

Less distributions from:
Net investment income	(0.54)	(0.95)

Total distributions	(0.54)	(0.95)

Net asset value, end of period	$58.01	$54.10

Total return	8.23%[d]	13.34%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,392,238	$881,841
Ratio of expenses to average net assets[e]	0.10%	0.05%
Ratio of expenses to average net assets prior to waived fees[e]	0.14%	0.14%
Ratio of net investment income to average net assets[e]	1.76%	3.63%
Portfolio turnover rate[f]	1%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Consolidated Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Core MSCI Total International Stock ETF

	Six months ended Jan. 31, 2014 (Unaudited)	Period from Oct. 18, 2012[a] to Jul. 31, 2013
Net asset value, beginning of period	$51.89	$49.15

Income from investment operations:
Net investment income[b]	0.45	1.22
Net realized and unrealized gain[c]	2.66	2.57

Total from investment operations	3.11	3.79

Less distributions from:
Net investment income	(0.32)	(1.05)

Total distributions	(0.32)	(1.05)

Net asset value, end of period	$54.68	$51.89

Total return	5.99%[d]	7.81%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$492,133	$108,967
Ratio of expenses to average net assets[e]	0.13%	0.05%
Ratio of expenses to average net assets prior to waived fees[e]	0.16%	0.16%
Ratio of net investment income to average net assets[e]	1.60%	3.03%
Portfolio turnover rate[f]	1%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended January 31, 2014, and for the period ended July 31, 2013, were 1% and 5%, respectively. See Note 4.

See notes to financial statements.

88	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Core ETF	Diversification Classification
MSCI EAFE	Diversified
MSCI Total International Stock	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

The iShares Core MSCI Total International Stock ETF carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn, invests in Indian securities included in the underlying index. The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for the Fund include the accounts of its Subsidiary.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing

90	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Core ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
MSCI EAFE
Assets:
Common Stocks	$1,378,029,366	$76,738	$1		$1,378,106,105
Preferred Stocks	8,002,054	—	—		8,002,054
Rights	27,386	212,324	—		239,710
Money Market Funds	12,776,566	—	—		12,776,566
Liabilities:
Futures Contracts[a]	(107,822)	—	—		(107,822)

	$1,398,727,550	$289,062	$1		$1,399,016,613

MSCI Total International Stock
Assets:
Common Stocks	$480,097,037	$73,968	$0	[b]	$480,171,005
Investment Companies	3,152,095	—	—		3,152,095
Preferred Stocks	6,745,238	—	—		6,745,238
Rights	12,568	52,316	—		64,884
Money Market Funds	3,005,082	—	—		3,005,082
Liabilities:
Futures Contracts[a]	(65,805)	—	—		(65,805)

	$492,946,215	$126,284	$0	[b]	$493,072,499

[a]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of January 31, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

The iShares Core MSCI Total International Stock ETF conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”). In order to be eligible to claim benefits under the DTAA, the Subsidiary must satisfy certain conditions, including the establishment and maintenance of valid tax residence in Mauritius. The Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Fund and are disclosed in the consolidated statement of operations. Further, the Subsidiary is not subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by the Subsidiary to the Fund will also be exempt from tax in Mauritius. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA.

As a result of legislative changes enacted by the 2012 India Finance Act (“the Act”) and its general anti-avoidance rules (“GAAR”), which are effective April 1, 2013 but have been proposed to be deferred until April 1, 2016, the Subsidiary’s ability to leverage the treaty between Mauritius and India may be adversely impacted, and therefore the Fund may be subject to taxes on capital gains and/or dividends realized on Indian securities. The Act also includes provisions that impose Indian tax on the transfer of shares of an Indian company. However, until more definitive guidance on the legislative changes is available, the impact to the iShares Core MSCI Total International Stock ETF, if any, cannot be determined at this time.

92	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”) the Funds’ investment advisor, or its affiliates.

As of January 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of January 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares Core ETF	Market Value of Securities on Loan
MSCI EAFE	$9,553,379
MSCI Total International Stock	2,229,925

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

With respect to the iShares Core MSCI Total International Stock ETF, its Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Core ETF	Investment Advisory Fee
MSCI EAFE	0.14%
MSCI Total International Stock	0.16

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Core MSCI Total International Stock ETF through November 30, 2014 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds. In association with this agreement, for the period ended January 31, 2014, BFA waived its investment advisory fees for the Fund in the amount of $7,500.

BFA has voluntarily waived a portion of its investment advisory fees for the iShares Core MSCI EAFE ETF and iShares Core MSCI Total International Stock ETF in the amount of $216,209 and $37,401, respectively.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014 each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the

94	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 75% of securities lending income (commencing January 1, 2015 the amount each Fund will retain is expected to change to 70% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

For the six months ended January 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares Core ETF	Fees Paid to BTC
MSCI EAFE	$42,793
MSCI Total International Stock	7,031

In addition, commencing the business day following a “Hurdle Date” (the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income (for any Hurdle Date after January 1, 2015, each Fund will retain 75% of securities lending income) and (ii) these amounts can never be less than 65% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Core MSCI Total International Stock ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended January 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Core ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income
MSCI Total International Stock
iShares MSCI Chile Capped ETF	6,444	9,275	—	15,719	$638,663	$773
iShares MSCI Russia Capped ETF	47,941	80,986	—	128,927	2,513,432	6,445

					$3,152,095	$7,218

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2014 were as follows:

iShares Core ETF	Purchases	Sales
MSCI EAFE	$446,017,922	$11,832,963
MSCI Total International Stock	285,356,228	3,434,748

In-kind transactions (see Note 4) for the six months ended January 31, 2014 were as follows:

iShares Core ETF	In-kind Purchases
MSCI EAFE	$19,569,391
MSCI Total International Stock	104,650,317

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

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iSHARES® TRUST

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2013, the Fund’s fiscal year-end, the iShares MSCI Total International Stock ETF had non-expiring capital loss carryforwards in the amount of $26 available to offset future realized capital gains.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Core ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI EAFE	$1,309,788,193	$128,748,360	$(39,412,118)	$89,336,242
MSCI Total International Stock	493,271,115	19,818,519	(19,951,330)	(132,811)

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the value of futures contracts held by the Funds as of January 31, 2014 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Liabilities
	iShares Core MSCI EAFE ETF	iShares Core MSCI Total International Stock ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[a]	$(107,822)	$(65,805)

[a]	Represents cumulative depreciation of futures contracts as reported in the schedules of investments. Only current day’s variation margin is reported separately within the statement of assets and liabilities for the iShares Core MSCI EAFE ETF.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Funds during the six months ended January 31, 2014 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Core MSCI EAFE ETF	iShares Core MSCI Total International Stock ETF
Equity contracts:
Futures contracts	$503,681	$56,525

	Net Change in Unrealized Appreciation/Depreciation
	iShares Core MSCI EAFE ETF	iShares Core MSCI Total International Stock ETF
Equity contracts:
Futures contracts	$(148,786)	$(73,730)

The following table shows the average quarter-end balances of open futures contracts for the six months ended January 31, 2014:

	iShares Core MSCI EAFE ETF	iShares Core MSCI Total International Stock ETF
Average number of contracts purchased	54	16
Average value of contracts purchased	$4,916,423	$1,197,158

7.	LINE OF CREDIT

The iShares Core MSCI Total International Stock ETF, along with certain other iShares funds, is a party to a $150 million credit agreement with State Street Bank and Trust Company, which expires October 29, 2014. The line of credit may be used for

98	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.08% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

For the six months ended January 31, 2014, the iShares Core MSCI Total International Stock ETF’s maximum amount borrowed, the average borrowings and the weighted average interest rate under the credit agreement were $130,000, $6,359 and 1.17%, respectively.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	99

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Core ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI EAFE	$0.471218	$—	$0.068249	$0.539467	87%	—%	13%	100%
MSCI Total International Stock	0.246733	—	0.074821	0.321554	77	—	23	100

100	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	101

Notes:

102	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-710-0114

JANUARY 31, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI USA Momentum Factor ETF | MTUM | NYSE Arca
➢	iShares MSCI USA Quality Factor ETF | QUAL | NYSE Arca
➢	iShares MSCI USA Size Factor ETF | SIZE | NYSE Arca
➢	iShares MSCI USA Value Factor ETF | VLUE | NYSE Arca

Fund Performance Overview

iSHARES® MSCI USA MOMENTUM FACTOR ETF

Performance as of January 31, 2014

The iShares MSCI USA Momentum Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks exhibiting relatively higher price momentum characteristics, as represented by the MSCI USA Momentum Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 8.70%, net of fees, while the total return for the Index was 8.79%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	14.85%	14.90%	14.94%

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,087.00	$0.79	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Health Care	28.22%
Consumer Discretionary	20.81
Information Technology	19.02
Industrials	14.99
Financials	7.42
Consumer Staples	3.60
Energy	3.04
Materials	2.18
Utilities	0.52
Telecommunication Services	0.20

TOTAL	100.00%

*	Excludes money market funds

TEN LARGEST FUND HOLDINGS

As of 1/31/14

Security	Percentage of Total Investments*

Google Inc. Class A	5.61%
Facebook Inc. Class A	5.15
Gilead Sciences Inc.	4.75
Johnson & Johnson	4.63
Boeing Co. (The)	3.46
Amazon.com Inc.	3.19
Bristol-Myers Squibb Co.	2.93
Celgene Corp.	2.24
3M Co.	2.21
Berkshire Hathaway Inc. Class B	2.19

TOTAL	36.36%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI USA QUALITY FACTOR ETF

Performance as of January 31, 2014

The iShares MSCI USA Quality Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with quality characteristics as identified through certain fundamental metrics, as represented by the MSCI USA Quality Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 8.82%, net of fees, while the total return for the Index was 8.93%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	8.95%	8.95%	9.07%

The inception date of the Fund was 7/16/13. The first day of secondary market trading was 7/18/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,088.20	$0.79	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*
Information Technology	35.67%
Consumer Discretionary	18.87
Health Care	16.75
Industrials	8.61
Energy	7.43
Consumer Staples	7.42
Materials	3.11
Financials	2.14

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 1/31/14

Security	Percentage of Total Investments*

Google Inc. Class A	5.72%
Microsoft Corp.	4.99
Exxon Mobil Corp.	4.96
Apple Inc.	4.76
Johnson & Johnson	4.73
International Business Machines Corp.	4.20
Oracle Corp.	2.72
Home Depot Inc. (The)	2.56
QUALCOMM Inc.	2.54
Visa Inc. Class A	2.49

TOTAL	39.67%

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI USA SIZE FACTOR ETF

Performance as of January 31, 2014

The iShares MSCI USA Size Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with relatively smaller average market capitalization, as represented by the MSCI USA Risk Weighted Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 5.51%, net of fees, while the total return for the Index was 5.59%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	12.53%	12.49%	12.66%

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,055.10	$0.78	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Financials	18.30%
Utilities	12.76
Consumer Discretionary	12.42
Consumer Staples	12.02
Health Care	11.55
Industrials	11.31
Information Technology	10.46
Energy	4.77
Materials	4.71
Telecommunication Services	1.70

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 1/31/14

Security	Percentage of Total Investments*

Southern Co. (The)	0.58%
PepsiCo Inc.	0.56
Wisconsin Energy Corp.	0.53
Dominion Resources Inc.	0.53
General Mills Inc.	0.52
Johnson & Johnson	0.52
Consolidated Edison Inc.	0.51
Xcel Energy Inc.	0.50
Kimberly-Clark Corp.	0.50
Duke Energy Corp.	0.49

TOTAL	5.24%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI USA VALUE FACTOR ETF

Performance as of January 31, 2014

The iShares MSCI USA Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations, as represented by the MSCI USA Value Weighted Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended January 31, 2014, the total return for the Fund was 5.92%, net of fees, while the total return for the Index was 6.02%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	15.62%	15.60%	15.78%

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,059.20	$0.78	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

PORTFOLIO ALLOCATION

As of 1/31/14

Sector	Percentage of Total Investments*

Financials	21.47%
Information Technology	14.72
Energy	14.03
Health Care	10.88
Consumer Discretionary	10.84
Industrials	9.35
Consumer Staples	8.61
Utilities	4.05
Materials	3.41
Telecommunication Services	2.64

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 1/31/14

Security	Percentage of Total Investments*

Exxon Mobil Corp.	3.84%
J.P. Morgan Chase & Co.	2.40
Chevron Corp.	2.35
Wells Fargo & Co.	2.04
Apple Inc.	1.99
Bank of America Corp.	1.86
Citigroup Inc.	1.67
Microsoft Corp.	1.54
General Electric Co.	1.53
AT&T Inc.	1.42

TOTAL	20.64%

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on August 1, 2013 and held through January 31, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® MSCI USA MOMENTUM FACTOR ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 8.21%
B/E Aerospace Inc.[a]	5,550	$441,059
Boeing Co. (The)	54,933	6,880,908
L-3 Communications Holdings Inc.	3,918	435,172
Lockheed Martin Corp.	18,990	2,865,781
Northrop Grumman Corp.	15,975	1,845,911
Precision Castparts Corp.	7,714	1,965,141
Raytheon Co.	20,359	1,935,530

		16,369,502
AIR FREIGHT & LOGISTICS — 2.51%
FedEx Corp.	15,634	2,084,325
United Parcel Service Inc. Class B	30,562	2,910,419

		4,994,744
AIRLINES — 0.35%
Delta Air Lines Inc.	15,689	480,240
Southwest Airlines Co.	10,670	223,537

		703,777
AUTO COMPONENTS — 1.22%
Delphi Automotive PLC	14,103	858,732
Johnson Controls Inc.	34,005	1,568,310

		2,427,042
AUTOMOBILES — 0.73%
Tesla Motors Inc.[a,b]	8,065	1,463,072

		1,463,072
BEVERAGES — 0.25%
Constellation Brands Inc. Class Aa	6,556	502,648

		502,648
BIOTECHNOLOGY — 8.97%
Biogen Idec Inc.[a]	9,846	3,078,253
Celgene Corp.[a]	29,288	4,449,726
Gilead Sciences Inc.[a]	117,112	9,445,083
Regeneron Pharmaceuticals Inc.[a]	3,151	909,347

		17,882,409
CAPITAL MARKETS — 2.54%
Affiliated Managers Group Inc.[a]	2,180	434,343
Ameriprise Financial Inc.	10,865	1,147,779
BlackRock Inc.[c]	5,023	1,509,261
Charles Schwab Corp. (The)	55,573	1,379,322
SEI Investments Co.	5,515	187,841
TD Ameritrade Holding Corp.	13,125	410,156

		5,068,702

Security	Shares	Value

CHEMICALS — 2.01%
Air Products and Chemicals Inc.	10,058	$1,057,498
Ecolab Inc.	16,937	1,702,846
PPG Industries Inc.	6,839	1,247,160

		4,007,504
COMMERCIAL BANKS — 0.11%
First Republic Bank	4,662	226,247

		226,247
COMMUNICATIONS EQUIPMENT — 0.16%
Harris Corp.	4,640	321,738

		321,738
COMPUTERS & PERIPHERALS — 0.39%
Western Digital Corp.	8,978	773,634

		773,634
CONTAINERS & PACKAGING — 0.16%
Sealed Air Corp.	10,480	326,871

		326,871
DISTRIBUTORS — 0.21%
LKQ Corp.[a]	15,479	419,016

		419,016
DIVERSIFIED FINANCIAL SERVICES — 2.19%
Berkshire Hathaway Inc. Class Ba	39,129	4,366,796

		4,366,796
ENERGY EQUIPMENT & SERVICES — 0.22%
Core Laboratories NV	2,418	432,629

		432,629
FOOD & STAPLES RETAILING — 2.61%
Kroger Co. (The)	35,636	1,286,460
Safeway Inc.	19,176	599,058
Walgreen Co.	43,520	2,495,872
Whole Foods Market Inc.	15,572	813,793

		5,195,183
FOOD PRODUCTS — 0.74%
Hershey Co. (The)	7,771	772,437
Hormel Foods Corp.	6,075	276,048
Tyson Foods Inc. Class A	11,379	425,575

		1,474,060
HEALTH CARE EQUIPMENT & SUPPLIES — 3.42%
Becton, Dickinson and Co.	8,412	909,506
Boston Scientific Corp.[a]	119,224	1,613,101
C.R. Bard Inc.	4,721	611,794
Medtronic Inc.	49,881	2,821,269

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA MOMENTUM FACTOR ETF

January 31, 2014

Security	Shares	Value

St. Jude Medical Inc.	14,137	$858,540

		6,814,210
HEALTH CARE PROVIDERS & SERVICES — 4.54%
AmerisourceBergen Corp.	15,068	1,012,871
Cardinal Health Inc.	20,561	1,398,559
Cigna Corp.	11,306	975,821
HCA Holdings Inc.[a]	15,376	772,951
Henry Schein Inc.[a]	4,938	567,327
McKesson Corp.	20,782	3,624,589
Omnicare Inc.	5,085	317,609
Universal Health Services Inc. Class B	4,722	387,298

		9,057,025
HOTELS, RESTAURANTS & LEISURE — 2.27%
Chipotle Mexican Grill Inc.[a]	1,981	1,093,433
Starbucks Corp.	48,169	3,425,779

		4,519,212
HOUSEHOLD DURABLES — 0.15%
Mohawk Industries Inc.[a]	2,092	297,441

		297,441
INDUSTRIAL CONGLOMERATES — 2.21%
3M Co.	34,350	4,403,326

		4,403,326
INSURANCE — 2.45%
Aon PLC	16,485	1,326,383
Arch Capital Group Ltd.[a]	5,285	284,386
Assurant Inc.	3,534	230,947
Everest Re Group Ltd.	2,013	291,402
Lincoln National Corp.	11,428	548,887
Marsh & McLennan Companies Inc.	26,479	1,210,355
Principal Financial Group Inc.	14,837	646,448
Torchmark Corp.	4,576	343,886

		4,882,694
INTERNET & CATALOG RETAIL — 6.16%
Amazon.com Inc.[a]	17,692	6,345,944
Netflix Inc.[a]	3,343	1,368,390
Priceline.com Inc.[a]	3,246	3,716,313
TripAdvisor Inc.[a]	11,105	857,195

		12,287,842
INTERNET SOFTWARE & SERVICES — 12.36%
Facebook Inc. Class Aa	163,945	10,258,039
Google Inc. Class Aa	9,450	11,160,166
LinkedIn Corp. Class Aa	5,319	1,144,702

Security	Shares	Value

Yahoo! Inc.[a]	57,352	$2,065,819

		24,628,726
IT SERVICES — 3.43%
Alliance Data Systems Corp.[a]	3,426	821,075
Fidelity National Information Services Inc.	12,776	647,743
Fiserv Inc.[a]	10,684	598,838
FleetCor Technologies Inc.[a]	6,202	659,397
Leidos Holdings Inc.	3,550	160,957
MasterCard Inc. Class A	49,130	3,718,159
Total System Services Inc.	7,840	234,259

		6,840,428
LEISURE EQUIPMENT & PRODUCTS — 0.22%
Polaris Industries Inc.	3,518	440,454

		440,454
LIFE SCIENCES TOOLS & SERVICES — 1.54%
Illumina Inc.[a]	5,512	837,824
Thermo Fisher Scientific Inc.	19,416	2,235,558

		3,073,382
MACHINERY — 0.97%
Dover Corp.	8,592	743,723
Flowserve Corp.	6,034	436,439
Parker Hannifin Corp.	6,575	745,408

		1,925,570
MEDIA — 5.50%
CBS Corp. Class B NVS	30,474	1,789,433
Charter Communications Inc. Class Aa,b	3,303	452,511
Discovery Communications Inc. Series Aa	5,251	418,925
Discovery Communications Inc. Series C NVS[a]	3,360	247,699
Liberty Media Corp.[a]	4,886	642,949
Time Warner Inc.	40,984	2,575,025
Twenty-First Century Fox Inc. Class A	72,493	2,306,727
Twenty-First Century Fox Inc. Class B	21,089	658,820
Viacom Inc. Class B NVS	22,700	1,863,670

		10,955,759
MULTI-UTILITIES — 0.52%
MDU Resources Group Inc.	7,835	251,034
Sempra Energy	8,461	784,419

		1,035,453

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA MOMENTUM FACTOR ETF

January 31, 2014

Security	Shares	Value

MULTILINE RETAIL — 0.24%
Dollar Tree Inc.[a]	9,599	$484,941

		484,941
OIL, GAS & CONSUMABLE FUELS — 2.82%
Cimarex Energy Co.	3,885	380,652
Energen Corp.	4,757	336,415
EOG Resources Inc.	14,213	2,348,556
Noble Energy Inc.	16,770	1,045,274
Pioneer Natural Resources Co.	8,908	1,508,303

		5,619,200
PHARMACEUTICALS — 9.70%
Actavis PLC[a]	14,057	2,656,492
Bristol-Myers Squibb Co.	116,813	5,837,146
Forest Laboratories Inc.[a]	12,788	847,844
Johnson & Johnson	104,160	9,215,035
Mylan Inc.[a]	17,263	783,913

		19,340,430
PROFESSIONAL SERVICES — 0.72%
Manpowergroup Inc.	4,698	365,974
Towers Watson & Co. Class A	6,205	725,489
Verisk Analytics Inc. Class Aa	5,458	348,548

		1,440,011
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.52%
Applied Materials Inc.	52,116	876,591
Micron Technology Inc.[a,b]	93,379	2,151,452

		3,028,043
SOFTWARE — 1.13%
Adobe Systems Inc.[a]	22,751	1,346,632
Electronic Arts Inc.[a]	18,688	493,363
ServiceNow Inc.[a]	6,462	409,885

		2,249,880
SPECIALTY RETAIL — 2.82%
Best Buy Co. Inc.	21,610	508,699
GameStop Corp. Class A	9,123	319,944
Lowe’s Companies Inc.	54,113	2,504,891
TJX Companies Inc. (The)	40,008	2,294,859

		5,628,393
TEXTILES, APPAREL & LUXURY GOODS — 1.25%
Nike Inc. Class B	34,079	2,482,655

		2,482,655
THRIFTS & MORTGAGE FINANCE — 0.11%
Ocwen Financial Corp.[a]	5,019	221,539

		221,539

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.20%
T-Mobile US Inc.	13,219	$404,105

		404,105

TOTAL COMMON STOCKS
(Cost: $190,805,101)		199,016,293

SHORT-TERM INVESTMENTS — 1.73%

MONEY MARKET FUNDS — 1.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	3,002,894	3,002,894
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	169,029	169,029
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	268,354	268,354

		3,440,277

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,440,277)		3,440,277

TOTAL INVESTMENTS IN SECURITIES — 101.56%
(Cost: $194,245,378)		202,456,570
Other Assets, Less Liabilities — (1.56)%		(3,109,468)

NET ASSETS — 100.00%		$199,347,102

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI USA QUALITY FACTOR ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 2.74%
Boeing Co. (The)	43,298	$5,423,508
Raytheon Co.	18,264	1,736,358
Rockwell Collins Inc.	10,338	781,139

		7,941,005
AIR FREIGHT & LOGISTICS — 0.42%
C.H. Robinson Worldwide Inc.	12,726	744,980
Expeditors International of Washington Inc.	11,542	471,606

		1,216,586
AUTO COMPONENTS — 0.51%
Delphi Automotive PLC	24,362	1,483,402

		1,483,402
AUTOMOBILES — 1.09%
General Motors Co.[a]	87,401	3,153,428

		3,153,428
BEVERAGES — 0.50%
Brown-Forman Corp. Class B NVS	8,729	672,133
Monster Beverage Corp.[a]	11,250	763,875

		1,436,008
BIOTECHNOLOGY — 6.02%
Biogen Idec Inc.[a]	14,198	4,438,862
Celgene Corp.[a]	23,904	3,631,735
Gilead Sciences Inc.[a]	87,246	7,036,390
Pharmacyclics Inc.[a,b]	6,399	851,515
Regeneron Pharmaceuticals Inc.[a]	5,127	1,479,601

		17,438,103
CAPITAL MARKETS — 1.10%
Eaton Vance Corp. NVS	8,427	320,816
Franklin Resources Inc.	23,539	1,224,263
SEI Investments Co.	9,445	321,697
T. Rowe Price Group Inc.	16,677	1,308,144

		3,174,920
CHEMICALS — 3.10%
Albemarle Corp.	4,738	304,085
CF Industries Holdings Inc.	3,616	834,790
FMC Corp.	8,870	626,488
LyondellBasell Industries NV Class A	28,974	2,281,992
Monsanto Co.	30,267	3,224,949
Sherwin-Williams Co. (The)	5,969	1,093,879

Security	Shares	Value

Sigma-Aldrich Corp.	6,721	$624,851

		8,991,034
COMMUNICATIONS EQUIPMENT — 2.86%
F5 Networks Inc.[a]	4,590	491,130
Harris Corp.	6,129	424,985
QUALCOMM Inc.	99,116	7,356,389

		8,272,504
COMPUTERS & PERIPHERALS — 5.09%
Apple Inc.	27,483	13,757,990
Seagate Technology PLC	18,627	984,623

		14,742,613
DISTRIBUTORS — 0.27%
Genuine Parts Co.	9,593	789,024

		789,024
DIVERSIFIED CONSUMER SERVICES — 0.21%
H&R Block Inc.	20,460	621,984

		621,984
DIVERSIFIED FINANCIAL SERVICES — 0.46%
McGraw Hill Financial Inc.	17,613	1,339,293

		1,339,293
ELECTRICAL EQUIPMENT — 1.35%
Emerson Electric Co.	42,895	2,828,496
Rockwell Automation Inc.	9,451	1,085,353

		3,913,849
ENERGY EQUIPMENT & SERVICES — 0.35%
Core Laboratories NV	3,240	579,701
Oceaneering International Inc.	6,343	432,275

		1,011,976
FOOD & STAPLES RETAILING — 3.32%
Costco Wholesale Corp.	23,779	2,671,808
Wal-Mart Stores Inc.	92,882	6,936,428

		9,608,236
FOOD PRODUCTS — 0.62%
Hershey Co. (The)	10,037	997,678
Hormel Foods Corp.	8,267	375,652
McCormick & Co. Inc. NVS	6,714	430,905

		1,804,235
HEALTH CARE EQUIPMENT & SUPPLIES — 2.75%
Abbott Laboratories	91,916	3,369,641
Baxter International Inc.	32,602	2,226,717
Edwards Lifesciences Corp.[a]	7,136	464,696
Intuitive Surgical Inc.[a]	2,428	989,604
ResMed Inc.[b]	8,279	361,047

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA QUALITY FACTOR ETF

January 31, 2014

Security	Shares	Value

Varian Medical Systems Inc.[a,b]	6,967	$566,487

		7,978,192
HEALTH CARE PROVIDERS & SERVICES — 0.31%
AmerisourceBergen Corp.	13,490	906,798

		906,798
HOTELS, RESTAURANTS & LEISURE — 4.60%
Chipotle Mexican Grill Inc.[a]	1,916	1,057,555
McDonald’s Corp.	68,782	6,477,201
Starbucks Corp.	51,475	3,660,902
Yum! Brands Inc.	31,743	2,131,543

		13,327,201
HOUSEHOLD DURABLES — 0.10%
Garmin Ltd.	6,669	300,438

		300,438
HOUSEHOLD PRODUCTS — 2.13%
Colgate-Palmolive Co.	53,752	3,291,235
Kimberly-Clark Corp.	26,242	2,870,088

		6,161,323
INDUSTRIAL CONGLOMERATES — 1.79%
3M Co.	40,439	5,183,875

		5,183,875
INSURANCE — 0.58%
Aflac Inc.	26,980	1,693,804

		1,693,804
INTERNET & CATALOG RETAIL — 1.44%
Priceline.com Inc.[a]	3,166	3,624,722
TripAdvisor Inc.[a]	7,253	559,859

		4,184,581
INTERNET SOFTWARE & SERVICES — 6.42%
Google Inc. Class Aa	14,018	16,554,837
Yahoo! Inc.[a]	57,224	2,061,209

		18,616,046
IT SERVICES — 12.63%
Accenture PLC Class A	56,936	4,548,048
Automatic Data Processing Inc.	31,154	2,386,396
Cognizant Technology Solutions Corp. Class Aa	19,148	1,855,824
International Business Machines Corp.	68,813	12,157,881
MasterCard Inc. Class A	88,441	6,693,215
Paychex Inc.	25,232	1,055,202
Teradata Corp.[a]	9,939	408,692
Total System Services Inc.	9,273	277,077

Security	Shares	Value

Visa Inc. Class A	33,469	$7,210,227

		36,592,562
LEISURE EQUIPMENT & PRODUCTS — 0.52%
Mattel Inc.	21,543	815,187
Polaris Industries Inc.	5,426	679,335

		1,494,522
LIFE SCIENCES TOOLS & SERVICES — 0.39%
Mettler-Toledo International Inc.[a,b]	2,227	548,510
Waters Corp.[a]	5,480	593,320

		1,141,830
MACHINERY — 1.43%
Cummins Inc.	10,081	1,280,085
Flowserve Corp.	8,669	627,029
Illinois Tool Works Inc.	24,105	1,901,161
Joy Global Inc.	6,274	331,205

		4,139,480
MEDIA — 0.42%
Liberty Media Corp.[a]	6,091	801,515
Scripps Networks Interactive Inc. Class A	5,914	428,883

		1,230,398
MULTILINE RETAIL — 0.63%
Dollar Tree Inc.[a]	17,003	858,992
Family Dollar Stores Inc.	6,932	428,536
Nordstrom Inc.	9,285	533,423

		1,820,951
OIL, GAS & CONSUMABLE FUELS — 7.07%
Exxon Mobil Corp.	155,687	14,348,114
HollyFrontier Corp.	12,727	589,260
Marathon Petroleum Corp.	21,336	1,857,299
Phillips 66	37,901	2,770,184
Southwestern Energy Co.[a]	22,482	914,792

		20,479,649
PERSONAL PRODUCTS — 0.52%
Estee Lauder Companies Inc. (The) Class A	16,179	1,112,145
Herbalife Ltd.[b]	6,355	409,071

		1,521,216
PHARMACEUTICALS — 7.25%
Allergan Inc.	17,408	1,994,957
Eli Lilly and Co.	70,555	3,810,676
Johnson & Johnson	154,524	13,670,738
Zoetis Inc.	50,070	1,520,125

		20,996,496

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA QUALITY FACTOR ETF

January 31, 2014

Security	Shares	Value

PROFESSIONAL SERVICES — 0.13%
Robert Half International Inc.	8,848	$369,669

		369,669
ROAD & RAIL — 0.16%
J.B. Hunt Transport Services Inc.	6,207	465,835

		465,835
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.26%
Linear Technology Corp.	16,844	750,232

		750,232
SOFTWARE — 8.36%
CA Inc.	18,181	583,247
Intuit Inc.	18,041	1,321,503
Microsoft Corp.	381,630	14,444,696
Oracle Corp.	213,256	7,869,146

		24,218,592
SPECIALTY RETAIL — 6.11%
Advance Auto Parts Inc.	4,681	537,426
Bed Bath & Beyond Inc.[a,b]	14,828	946,768
Dick’s Sporting Goods Inc.	6,104	320,460
GameStop Corp. Class A	6,826	239,388
Gap Inc. (The)	22,470	855,658
Home Depot Inc. (The)	96,232	7,395,429
O’Reilly Automotive Inc.[a]	7,157	937,424
PetSmart Inc.	7,176	452,088
Ross Stores Inc.	19,067	1,294,840
TJX Companies Inc. (The)	61,446	3,524,542
Tractor Supply Co.	9,548	635,037
Ulta Salon, Cosmetics & Fragrance Inc.[a]	3,845	329,555
Urban Outfitters Inc.[a]	6,779	242,824

		17,711,439
TEXTILES, APPAREL & LUXURY GOODS — 2.93%
Coach Inc.	24,618	1,178,956
Fossil Group Inc.[a]	3,616	404,377
Lululemon Athletica Inc.[a]	6,982	319,008
Michael Kors Holdings Ltd.[a]	18,121	1,448,412
Nike Inc. Class B	45,890	3,343,086
Ralph Lauren Corp.	3,681	577,512
VF Corp.	20,624	1,205,473

		8,476,824
TOBACCO — 0.33%
Reynolds American Inc.	19,669	953,947

		953,947

Security	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 0.58%
Fastenal Co.	18,629	$818,372
W.W. Grainger Inc.	3,657	857,493

		1,675,865

TOTAL COMMON STOCKS
(Cost: $280,395,459)		289,329,965

SHORT-TERM INVESTMENTS — 1.04%

MONEY MARKET FUNDS — 1.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	2,484,348	2,484,348
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[c,d,e]	139,841	139,841
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	374,742	374,742

		2,998,931

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,998,931)		2,998,931

TOTAL INVESTMENTS IN SECURITIES — 100.89%
(Cost: $283,394,390)		292,328,896
Other Assets, Less Liabilities — (0.89)%		(2,569,727)

NET ASSETS — 100.00%		$289,759,169

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® MSCI USA SIZE FACTOR ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.75%

AEROSPACE & DEFENSE — 2.76%
B/E Aerospace Inc.[a]	1,719	$136,609
Boeing Co. (The)	1,478	185,134
General Dynamics Corp.	3,068	310,819
Honeywell International Inc.	2,551	232,728
L-3 Communications Holdings Inc.	2,557	284,006
Lockheed Martin Corp.	2,764	417,115
Northrop Grumman Corp.	2,361	272,814
Precision Castparts Corp.	916	233,351
Raytheon Co.	3,414	324,569
Rockwell Collins Inc.	3,618	273,376
Textron Inc.	2,836	100,678
TransDigm Group Inc.	1,312	219,143
United Technologies Corp.	2,362	269,315

		3,259,657
AIR FREIGHT & LOGISTICS — 0.79%
C.H. Robinson Worldwide Inc.	3,544	207,466
Expeditors International of Washington Inc.	3,910	159,763
FedEx Corp.	1,309	174,516
United Parcel Service Inc. Class B	4,046	385,300

		927,045
AIRLINES — 0.25%
Delta Air Lines Inc.	2,098	64,220
Southwest Airlines Co.	8,084	169,360
United Continental Holdings Inc.[a]	1,372	62,892

		296,472
AUTO COMPONENTS — 0.39%
Autoliv Inc.	1,154	104,633
BorgWarner Inc.	1,910	102,567
Delphi Automotive PLC	1,407	85,672
Johnson Controls Inc.	2,172	100,173
TRW Automotive Holdings Corp.[a]	843	62,509

		455,554
AUTOMOBILES — 0.28%
Ford Motor Co.	6,536	97,779
General Motors Co.[a]	2,055	74,144
Harley-Davidson Inc.	1,806	111,412
Tesla Motors Inc.[a]	280	50,795

		334,130
BEVERAGES — 2.36%
Beam Inc.	4,120	343,196
Brown-Forman Corp. Class B NVS	4,411	339,647

Security	Shares	Value

Coca-Cola Co. (The)	12,524	$473,657
Coca-Cola Enterprises Inc.	5,430	235,065
Constellation Brands Inc. Class Aa	909	69,693
Dr Pepper Snapple Group Inc.	6,779	324,578
Molson Coors Brewing Co. Class B NVS	4,395	231,353
Monster Beverage Corp.[a]	1,552	105,381
PepsiCo Inc.	8,241	662,247

		2,784,817
BIOTECHNOLOGY — 0.99%
Alexion Pharmaceuticals Inc.[a]	903	143,333
Amgen Inc.	2,255	268,232
Biogen Idec Inc.[a]	593	185,396
BioMarin Pharmaceutical Inc.[a]	1,434	98,774
Celgene Corp.[a]	1,219	185,203
Gilead Sciences Inc.[a]	2,033	163,961
Pharmacyclics Inc.[a]	288	38,324
Regeneron Pharmaceuticals Inc.[a]	168	48,483
Vertex Pharmaceuticals Inc.[a]	452	35,726

		1,167,432
BUILDING PRODUCTS — 0.05%
Masco Corp.	3,009	63,670

		63,670
CAPITAL MARKETS — 2.02%
Affiliated Managers Group Inc.[a]	647	128,908
Ameriprise Financial Inc.	1,320	139,445
Bank of New York Mellon Corp. (The)	4,317	137,971
BlackRock Inc.[b]	550	165,258
Charles Schwab Corp. (The)	4,906	121,767
Eaton Vance Corp. NVS	3,128	119,083
Franklin Resources Inc.	2,641	137,358
Goldman Sachs Group Inc. (The)	779	127,849
Invesco Ltd.	3,354	111,521
Legg Mason Inc.	3,066	129,845
Morgan Stanley	2,262	66,752
Northern Trust Corp.	3,575	215,286
Raymond James Financial Inc.	2,936	149,472
SEI Investments Co.	5,231	178,168
State Street Corp.	1,949	130,486
T. Rowe Price Group Inc.	2,073	162,606
TD Ameritrade Holding Corp.	5,186	162,063

		2,383,838
CHEMICALS — 2.92%
Air Products and Chemicals Inc.	2,361	248,235
Airgas Inc.	2,294	236,833

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

January 31, 2014

Security	Shares	Value

Albemarle Corp.	1,445	$92,740
Ashland Inc.	1,316	122,138
Celanese Corp. Series A	1,324	67,047
CF Industries Holdings Inc.	367	84,726
Dow Chemical Co. (The)	2,787	126,836
E.I. du Pont de Nemours and Co.	3,355	204,689
Eastman Chemical Co.	1,440	112,262
Ecolab Inc.	3,141	315,796
FMC Corp.	2,212	156,234
International Flavors & Fragrances Inc.	3,229	279,890
LyondellBasell Industries NV Class A	1,082	85,218
Monsanto Co.	1,374	146,400
Mosaic Co. (The)	1,655	73,912
PPG Industries Inc.	1,039	189,472
Praxair Inc.	2,901	361,813
Sherwin-Williams Co. (The)	1,346	246,668
Sigma-Aldrich Corp.	3,099	288,114

		3,439,023
COMMERCIAL BANKS — 1.64%
BB&T Corp.	4,897	183,197
CIT Group Inc.	2,879	134,018
Comerica Inc.	2,765	126,637
Fifth Third Bancorp	7,307	153,593
First Republic Bank	2,837	137,680
KeyCorp	11,407	145,553
M&T Bank Corp.	2,161	240,973
PNC Financial Services Group Inc. (The)[b]	2,423	193,549
Regions Financial Corp.	7,668	77,984
SunTrust Banks Inc.	2,560	94,771
U.S. Bancorp	5,847	232,301
Wells Fargo & Co.	4,739	214,866

		1,935,122
COMMERCIAL SERVICES & SUPPLIES — 1.32%
ADT Corp. (The)	2,153	64,676
Cintas Corp.	3,898	222,459
Iron Mountain Inc.	4,442	117,313
Republic Services Inc.	9,149	293,042
Stericycle Inc.[a]	2,776	324,959
Tyco International Ltd.	5,720	231,603
Waste Management Inc.	7,393	308,880

		1,562,932
COMMUNICATIONS EQUIPMENT — 0.80%
Cisco Systems Inc.	6,913	151,464
F5 Networks Inc.[a]	589	63,023

Security	Shares	Value

Harris Corp.	2,666	$184,860
Juniper Networks Inc.[a]	3,015	80,229
Motorola Solutions Inc.	4,076	260,049
QUALCOMM Inc.	2,734	202,918

		942,543
COMPUTERS & PERIPHERALS — 0.55%
Apple Inc.	233	116,640
EMC Corp.	6,427	155,790
Hewlett-Packard Co.	3,018	87,522
NetApp Inc.	2,199	93,106
SanDisk Corp.	1,081	75,183
Seagate Technology PLC	935	49,424
Western Digital Corp.	828	71,349

		649,014
CONSTRUCTION & ENGINEERING — 0.46%
Chicago Bridge & Iron Co. NV	1,183	88,713
Fluor Corp.	1,344	102,090
Jacobs Engineering Group Inc.[a]	2,175	132,044
KBR Inc.	2,042	63,915
Quanta Services Inc.[a]	5,174	161,274

		548,036
CONSTRUCTION MATERIALS — 0.21%
Martin Marietta Materials Inc.	1,453	158,392
Vulcan Materials Co.	1,370	84,570

		242,962
CONSUMER FINANCE — 0.57%
American Express Co.	2,581	219,437
Capital One Financial Corp.	1,898	134,018
Discover Financial Services	3,350	179,727
SLM Corp.	6,141	139,769

		672,951
CONTAINERS & PACKAGING — 1.07%
Avery Dennison Corp.	3,536	174,219
Ball Corp.	6,359	325,517
Crown Holdings Inc.[a]	6,344	260,739
MeadWestvaco Corp.	5,496	198,241
Owens-Illinois Inc.[a]	2,685	86,027
Rock-Tenn Co. Class A	1,065	108,076
Sealed Air Corp.	3,569	111,317

		1,264,136
DISTRIBUTORS — 0.33%
Genuine Parts Co.	3,333	274,139
LKQ Corp.[a]	4,349	117,728

		391,867

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

January 31, 2014

Security	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.13%
H&R Block Inc.	5,128	$155,891

		155,891
DIVERSIFIED FINANCIAL SERVICES — 1.38%
Bank of America Corp.	4,974	83,315
Berkshire Hathaway Inc. Class Ba	3,935	439,146
Citigroup Inc.	1,473	69,864
CME Group Inc.	2,545	190,264
IntercontinentalExchange Group Inc.	961	200,647
J.P. Morgan Chase & Co.	2,532	140,172
Leucadia National Corp.	3,717	101,586
McGraw Hill Financial Inc.	1,937	147,289
Moody’s Corp.	1,240	92,479
NASDAQ OMX Group Inc. (The)	4,371	166,754

		1,631,516
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.11%
AT&T Inc.	12,467	415,400
CenturyLink Inc.	6,757	195,007
Frontier Communications Corp.	18,860	88,642
Level 3 Communications Inc.[a]	1,465	47,027
Verizon Communications Inc.	8,309	398,998
Windstream Holdings Inc.	21,797	163,042

		1,308,116
ELECTRIC UTILITIES — 5.48%
American Electric Power Co. Inc.	10,727	523,585
Duke Energy Corp.	8,180	577,672
Edison International	8,177	393,804
Entergy Corp.	5,990	377,550
Exelon Corp.	11,819	342,751
FirstEnergy Corp.	8,812	277,490
NextEra Energy Inc.	5,535	508,832
Northeast Utilities	11,012	482,326
OGE Energy Corp.	9,330	317,873
Pepco Holdings Inc.	25,351	492,570
Pinnacle West Capital Corp.	7,372	387,988
PPL Corp.	17,138	523,909
Southern Co. (The)	16,488	679,965
Xcel Energy Inc.	20,209	584,242

		6,470,557
ELECTRICAL EQUIPMENT — 0.87%
AMETEK Inc.	3,465	171,240
Eaton Corp. PLC	1,816	132,731
Emerson Electric Co.	3,041	200,524
Rockwell Automation Inc.	947	108,753

Security	Shares	Value

Roper Industries Inc.	1,979	$271,598
Sensata Technologies Holding NVa	3,829	143,358

		1,028,204
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.87%
Amphenol Corp. Class A	1,824	158,469
Arrow Electronics Inc.[a]	1,779	91,405
Avnet Inc.	3,108	127,646
Corning Inc.	6,707	115,427
Flextronics International Ltd.[a]	16,475	134,271
FLIR Systems Inc.	4,526	143,565
TE Connectivity Ltd.	2,792	157,776
Trimble Navigation Ltd.[a]	3,166	102,357

		1,030,916
ENERGY EQUIPMENT & SERVICES — 1.14%
Baker Hughes Inc.	1,388	78,616
Cameron International Corp.[a]	1,536	92,114
Core Laboratories NV	680	121,666
Diamond Offshore Drilling Inc.	2,845	138,096
Ensco PLC Class A	941	47,398
FMC Technologies Inc.[a]	2,270	112,229
Halliburton Co.	1,222	59,890
Helmerich & Payne Inc.	928	81,701
Nabors Industries Ltd.	2,635	45,006
National Oilwell Varco Inc.	1,129	84,686
Nobel Corp. PLC	2,592	80,430
Oceaneering International Inc.	1,447	98,613
Rowan Companies PLC Class Aa	2,868	89,969
Schlumberger Ltd.	1,249	109,375
Superior Energy Services Inc.	2,331	55,105
Weatherford International Ltd.[a]	3,448	46,686

		1,341,580
FOOD & STAPLES RETAILING — 1.91%
Costco Wholesale Corp.	3,073	345,282
CVS Caremark Corp.	5,851	396,230
Kroger Co. (The)	7,756	279,991
Safeway Inc.	3,271	102,186
Sysco Corp.	11,248	394,580
Wal-Mart Stores Inc.	5,949	444,271
Walgreen Co.	2,945	168,896
Whole Foods Market Inc.	2,368	123,752

		2,255,188
FOOD PRODUCTS — 4.26%
Archer-Daniels-Midland Co.	4,218	166,527
Bunge Ltd.	2,628	199,097

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

January 31, 2014

Security	Shares	Value

Campbell Soup Co.	9,917	$408,680
ConAgra Foods Inc.	13,317	423,347
General Mills Inc.	12,861	617,585
Green Mountain Coffee Roasters Inc.	316	25,596
Hershey Co. (The)	4,946	491,632
Hormel Foods Corp.	9,508	432,044
J.M. Smucker Co. (The)	3,656	352,402
Kellogg Co.	8,636	500,715
Kraft Foods Group Inc.	2,552	133,597
McCormick & Co. Inc. NVS	6,493	416,721
Mead Johnson Nutrition Co. Class A	2,240	172,234
Mondelez International Inc. Class A	13,893	454,996
Tyson Foods Inc. Class A	6,041	225,933

		5,021,106
GAS UTILITIES — 0.20%
ONEOK Inc.	3,470	237,660

		237,660
HEALTH CARE EQUIPMENT & SUPPLIES — 3.27%
Abbott Laboratories	11,040	404,727
Baxter International Inc.	3,978	271,697
Becton, Dickinson and Co.	3,876	419,073
Boston Scientific Corp.[a]	10,672	144,392
C.R. Bard Inc.	2,041	264,493
CareFusion Corp.[a]	5,772	235,325
Covidien PLC	3,861	263,475
DENTSPLY International Inc.	4,622	213,259
Edwards Lifesciences Corp.[a]	1,343	87,456
Hologic Inc.[a]	6,958	148,623
Intuitive Surgical Inc.[a]	293	119,421
Medtronic Inc.	5,486	310,288
ResMed Inc.	2,932	127,865
St. Jude Medical Inc.	2,406	146,116
Stryker Corp.	3,509	272,298
Varian Medical Systems Inc.[a]	2,487	202,218
Zimmer Holdings Inc.	2,460	231,166

		3,861,892
HEALTH CARE PROVIDERS & SERVICES — 3.09%
Aetna Inc.	2,331	159,277
AmerisourceBergen Corp.	4,767	320,438
Cardinal Health Inc.	4,263	289,969
Cigna Corp.	2,421	208,956
DaVita HealthCare Partners Inc.[a]	3,905	253,552
Express Scripts Holding Co.[a]	2,127	158,866
HCA Holdings Inc.[a]	1,426	71,685
Henry Schein Inc.[a]	2,516	289,063

Security	Shares	Value

Humana Inc.	1,464	$142,447
Laboratory Corp. of America Holdings[a]	3,169	284,671
McKesson Corp.	1,833	319,694
Omnicare Inc.	3,053	190,690
Patterson Companies Inc.	6,878	274,845
Quest Diagnostics Inc.	3,952	207,480
UnitedHealth Group Inc.	2,678	193,566
Universal Health Services Inc. Class B	1,544	126,639
WellPoint Inc.	1,837	157,982

		3,649,820
HEALTH CARE TECHNOLOGY — 0.14%
Cerner Corp.[a]	2,800	159,292

		159,292
HOTELS, RESTAURANTS & LEISURE — 1.88%
Carnival Corp.	4,508	176,669
Chipotle Mexican Grill Inc.[a]	179	98,801
Darden Restaurants Inc.	3,711	183,472
International Game Technology	5,821	83,997
Las Vegas Sands Corp.	1,172	89,681
Marriott International Inc. Class A	3,418	168,507
McDonald’s Corp.	5,664	533,379
MGM Resorts International[a]	2,986	72,739
Royal Caribbean Cruises Ltd.	1,622	80,451
Starbucks Corp.	2,314	164,572
Starwood Hotels & Resorts Worldwide Inc.	1,365	101,979
Wyndham Worldwide Corp.	1,987	140,958
Wynn Resorts Ltd.	488	106,101
Yum! Brands Inc.	3,303	221,796

		2,223,102
HOUSEHOLD DURABLES — 0.85%
D.R. Horton Inc.	3,792	89,036
Garmin Ltd.	4,040	182,002
Leggett & Platt Inc.	5,543	166,401
Lennar Corp. Class A	2,347	94,256
Mohawk Industries Inc.[a]	741	105,355
Newell Rubbermaid Inc.	4,542	140,348
PulteGroup Inc.	2,457	49,926
Toll Brothers Inc.[a]	2,793	102,643
Whirlpool Corp.	567	75,581

		1,005,548
HOUSEHOLD PRODUCTS — 2.11%
Church & Dwight Co. Inc.	5,903	381,216
Clorox Co. (The)	4,755	419,724

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

January 31, 2014

Security	Shares	Value

Colgate-Palmolive Co.	8,200	$502,086
Energizer Holdings Inc.	1,698	160,461
Kimberly-Clark Corp.	5,339	583,926
Procter & Gamble Co. (The)	5,827	446,465

		2,493,878
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.43%
AES Corp. (The)	12,285	172,727
Calpine Corp.[a]	9,666	183,461
NRG Energy Inc.	5,526	153,899

		510,087
INDUSTRIAL CONGLOMERATES — 0.70%
3M Co.	2,744	351,754
Danaher Corp.	3,547	263,861
General Electric Co.	8,210	206,317

		821,932
INSURANCE — 6.38%
ACE Ltd.	3,339	313,232
Aflac Inc.	1,908	119,784
Alleghany Corp.[a]	1,001	372,702
Allstate Corp. (The)	5,335	273,152
American International Group Inc.	1,873	89,829
Aon PLC	3,174	255,380
Arch Capital Group Ltd.[a]	9,421	506,944
Assurant Inc.	3,743	244,605
Axis Capital Holdings Ltd.	5,720	257,514
Chubb Corp. (The)	4,712	398,352
Cincinnati Financial Corp.	7,647	370,497
Everest Re Group Ltd.	2,250	325,710
Fidelity National Financial Inc. Class A	9,204	290,294
Hartford Financial Services Group Inc. (The)	2,414	80,266
Lincoln National Corp.	1,462	70,220
Loews Corp.	7,830	349,140
Marsh & McLennan Companies Inc.	8,089	369,748
MetLife Inc.	1,917	94,029
PartnerRe Ltd.	2,808	275,661
Principal Financial Group Inc.	2,687	117,073
Progressive Corp. (The)	10,862	252,433
Prudential Financial Inc.	1,196	100,930
RenaissanceRe Holdings Ltd.	4,314	391,323
Torchmark Corp.	4,817	361,998
Travelers Companies Inc. (The)	3,716	302,036
Unum Group	5,834	187,855
W.R. Berkley Corp.	8,439	327,096

Security	Shares	Value

Willis Group Holdings PLC	5,952	$256,293
XL Group PLC	6,236	179,223

		7,533,319
INTERNET & CATALOG RETAIL — 0.45%
Amazon.com Inc.[a]	295	105,814
Expedia Inc.	1,118	72,648
Liberty Interactive Corp. Series Aa	5,638	150,591
Netflix Inc.[a]	54	22,104
Priceline.com Inc.[a]	95	108,764
TripAdvisor Inc.[a]	887	68,467

		528,388
INTERNET SOFTWARE & SERVICES — 0.85%
Akamai Technologies Inc.[a]	1,249	59,552
eBay Inc.[a]	2,030	107,996
Equinix Inc.[a]	772	142,974
Facebook Inc. Class Aa	1,497	93,667
Google Inc. Class Aa	148	174,784
LinkedIn Corp. Class Aa	331	71,235
Rackspace Hosting Inc.[a]	1,547	56,326
VeriSign Inc.[a]	3,088	181,420
Yahoo! Inc.[a]	3,284	118,290

		1,006,244
IT SERVICES — 2.84%
Accenture PLC Class A	2,174	173,659
Alliance Data Systems Corp.[a]	908	217,611
Automatic Data Processing Inc.	5,322	407,665
Cognizant Technology Solutions Corp. Class Aa	1,347	130,551
Computer Sciences Corp.	1,428	86,266
Fidelity National Information Services Inc.	5,224	264,857
Fiserv Inc.[a]	5,694	319,149
FleetCor Technologies Inc.[a]	627	66,663
International Business Machines Corp.	1,593	281,451
Leidos Holdings Inc.	3,961	179,592
MasterCard Inc. Class A	2,100	158,928
Paychex Inc.	8,550	357,561
Teradata Corp.[a]	1,840	75,661
Total System Services Inc.	8,869	265,006
Vantiv Inc. Class Aa	2,547	77,276
Visa Inc. Class A	854	183,977
Western Union Co.	6,821	105,043

		3,350,916

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

January 31, 2014

Security	Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 0.45%
Hasbro Inc.	4,021	$197,512
Mattel Inc.	6,116	231,429
Polaris Industries Inc.	819	102,539

		531,480
LIFE SCIENCES TOOLS & SERVICES — 0.82%
Agilent Technologies Inc.	2,065	120,080
Illumina Inc.[a]	526	79,952
Life Technologies Corp.[a]	1,972	150,010
Mettler-Toledo International Inc.[a]	652	160,587
Thermo Fisher Scientific Inc.	2,407	277,142
Waters Corp.[a]	1,689	182,868

		970,639
MACHINERY — 1.72%
AGCO Corp.	1,460	77,862
Caterpillar Inc.	1,663	156,172
Cummins Inc.	680	86,346
Deere & Co.	2,129	183,009
Dover Corp.	1,634	141,439
Flowserve Corp.	1,738	125,709
Illinois Tool Works Inc.	2,651	209,084
Ingersoll-Rand PLC	1,562	91,830
Joy Global Inc.	1,216	64,193
PACCAR Inc.	2,202	123,312
Pall Corp.	1,921	153,872
Parker Hannifin Corp.	1,261	142,960
Pentair Ltd. Registered	1,937	143,977
SPX Corp.	1,047	104,250
Stanley Black & Decker Inc.	1,703	131,812
Xylem Inc.	2,685	89,572

		2,025,399
MEDIA — 3.32%
Cablevision NY Group Class A	5,465	87,659
CBS Corp. Class B NVS	2,123	124,663
Charter Communications Inc. Class Aa	1,074	147,138
Comcast Corp. Class A	4,291	233,645
Comcast Corp. Class A Special NVS	4,674	244,684
DIRECTV[a]	3,612	250,781
Discovery Communications Inc. Series Aa	2,267	180,861
Discovery Communications Inc. Series C NVS[a]	2,255	166,239
DISH Network Corp. Class Aa	2,411	135,932

Security	Shares	Value

Interpublic Group of Companies Inc. (The)	5,147	$83,999
Liberty Global PLC Series Aa	2,453	196,068
Liberty Global PLC Series C NVS[a]	2,540	201,498
Liberty Media Corp.[a]	1,090	143,433
News Corp. Class A NVS[a]	4,666	74,469
Omnicom Group Inc.	3,110	225,724
Scripps Networks Interactive Inc. Class A	2,668	193,483
Sirius XM Holdings Inc.[a]	23,625	84,578
Time Warner Cable Inc.	1,631	217,363
Time Warner Inc.	3,229	202,878
Twenty-First Century Fox Inc. Class A	5,094	162,091
Twenty-First Century Fox Inc. Class B	5,630	175,881
Viacom Inc. Class B NVS	2,109	173,149
Walt Disney Co. (The)	2,958	214,781

		3,920,997
METALS & MINING — 0.38%
Alcoa Inc.	12,749	146,741
Freeport-McMoRan Copper & Gold Inc.	1,855	60,120
Newmont Mining Corp.	4,455	96,228
Nucor Corp.	2,997	144,905

		447,994
MULTI-UTILITIES — 6.19%
Alliant Energy Corp.	9,862	512,429
Ameren Corp.	12,144	459,529
CenterPoint Energy Inc.	16,493	385,936
CMS Energy Corp.	16,383	455,284
Consolidated Edison Inc.	11,030	600,142
Dominion Resources Inc.	9,107	618,456
DTE Energy Co.	7,522	513,151
Integrys Energy Group Inc.	6,963	378,369
MDU Resources Group Inc.	9,756	312,582
NiSource Inc.	14,169	486,989
PG&E Corp.	13,228	557,560
Public Service Enterprise Group Inc.	10,717	357,305
SCANA Corp.	11,802	557,881
Sempra Energy	5,209	482,926
Wisconsin Energy Corp.	14,762	629,895

		7,308,434
MULTILINE RETAIL — 1.12%
Dollar General Corp.[a]	3,805	214,298
Dollar Tree Inc.[a]	3,316	167,524
Family Dollar Stores Inc.	2,209	136,560
Kohl’s Corp.	3,054	154,624

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

January 31, 2014

Security	Shares	Value

Macy’s Inc.	3,082	$163,962
Nordstrom Inc.	2,758	158,447
Sears Holdings Corp.[a]	419	15,239
Target Corp.	5,385	305,007

		1,315,661
OFFICE ELECTRONICS — 0.11%
Xerox Corp.	12,192	132,283

		132,283
OIL, GAS & CONSUMABLE FUELS — 3.62%
Anadarko Petroleum Corp.	1,243	100,298
Apache Corp.	1,207	96,874
Cabot Oil & Gas Corp.	2,572	102,829
Cheniere Energy Inc.[a]	450	19,773
Chesapeake Energy Corp.	2,460	66,199
Chevron Corp.	2,217	247,484
Cimarex Energy Co.	597	58,494
Cobalt International Energy Inc.[a]	1,224	20,037
Concho Resources Inc.[a]	796	77,841
ConocoPhillips	3,633	235,963
CONSOL Energy Inc.	1,741	65,026
Continental Resources Inc.[a]	550	60,610
Denbury Resources Inc.[a]	4,340	69,744
Devon Energy Corp.	1,909	113,051
Energen Corp.	1,383	97,806
EOG Resources Inc.	716	118,312
EQT Corp.	1,378	127,892
Exxon Mobil Corp.	3,660	337,306
Hess Corp.	1,208	91,192
HollyFrontier Corp.	1,313	60,792
Kinder Morgan Inc.	1,706	58,021
Kinder Morgan Management LLC[a]	4,743	358,059
Marathon Oil Corp.	3,159	103,584
Marathon Petroleum Corp.	757	65,897
Murphy Oil Corp.	1,885	106,710
Noble Energy Inc.	1,838	114,563
Occidental Petroleum Corp.	1,292	113,140
Peabody Energy Corp.	2,570	43,818
Phillips 66	867	63,369
Pioneer Natural Resources Co.	374	63,326
QEP Resources Inc.	2,435	75,217
Range Resources Corp.	1,311	112,995
Southwestern Energy Co.[a]	2,592	105,468
Spectra Energy Corp.	9,500	341,525
Tesoro Corp.	1,097	56,517
Valero Energy Corp.	1,601	81,811

Security	Shares	Value

Whiting Petroleum Corp.[a]	925	$54,001
Williams Companies Inc. (The)	4,551	184,270

		4,269,814
PAPER & FOREST PRODUCTS — 0.12%
International Paper Co.	3,036	144,939

		144,939
PERSONAL PRODUCTS — 0.21%
Avon Products Inc.	4,479	66,692
Estee Lauder Companies Inc. (The) Class A	1,928	132,531
Herbalife Ltd.	667	42,935

		242,158
PHARMACEUTICALS — 3.21%
AbbVie Inc.	1,335	65,722
Actavis PLC[a]	1,293	244,351
Allergan Inc.	2,988	342,425
Bristol-Myers Squibb Co.	5,584	279,032
Eli Lilly and Co.	7,943	429,001
Forest Laboratories Inc.[a]	6,122	405,888
Hospira Inc.[a]	3,370	148,314
Johnson & Johnson	6,919	612,124
Merck & Co. Inc.	7,038	372,803
Mylan Inc.[a]	3,724	169,107
Perrigo Co. PLC	2,098	326,575
Pfizer Inc.	10,704	325,402
Zoetis Inc.	2,075	62,997

		3,783,741
PROFESSIONAL SERVICES — 1.28%
Dun & Bradstreet Corp. (The)	2,022	222,420
Equifax Inc.	3,596	251,936
IHS Inc. Class Aa	1,515	171,816
Manpowergroup Inc.	994	77,432
Nielsen Holdings NV	2,709	114,564
Robert Half International Inc.	2,831	118,279
Towers Watson & Co. Class A	1,982	231,735
Verisk Analytics Inc. Class Aa	4,966	317,129

		1,505,311
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.50%
American Capital Agency Corp.	11,329	237,343
American Tower Corp.	3,959	320,204
Annaly Capital Management Inc.	29,895	321,969
AvalonBay Communities Inc.	1,957	241,690
Boston Properties Inc.	2,308	249,472
Camden Property Trust	4,108	253,957

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

January 31, 2014

Security	Shares	Value

Cole Real Estate Investment Inc.	9,863	$149,424
Digital Realty Trust Inc.	3,350	170,817
Duke Realty Corp.	7,887	123,905
Equity Residential	4,701	260,341
Federal Realty Investment Trust	3,605	392,945
General Growth Properties Inc.	6,800	136,952
HCP Inc.	5,509	215,677
Health Care REIT Inc.	4,181	242,164
Host Hotels & Resorts Inc.	5,798	106,625
Kimco Realty Corp.	8,007	167,426
Liberty Property Trust	5,711	207,880
Macerich Co. (The)	3,384	191,534
Plum Creek Timber Co. Inc.	6,090	262,296
Prologis Inc.	3,481	134,924
Public Storage	1,691	266,485
Rayonier Inc.	5,011	221,787
Realty Income Corp.	6,498	264,988
Regency Centers Corp.	3,389	163,146
Simon Property Group Inc.	1,799	278,557
SL Green Realty Corp.	1,221	114,493
UDR Inc.	9,023	219,620
Ventas Inc.	3,677	229,408
Vornado Realty Trust	2,173	199,547
Weyerhaeuser Co.	4,799	143,394

		6,488,970
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.19%
CBRE Group Inc. Class Aa	3,179	84,371
Realogy Holdings Corp.[a]	3,098	141,176

		225,547
ROAD & RAIL — 0.79%
CSX Corp.	5,869	157,935
Hertz Global Holdings Inc.[a]	2,705	70,384
J.B. Hunt Transport Services Inc.	2,702	202,785
Kansas City Southern Industries Inc.	830	87,640
Norfolk Southern Corp.	1,881	174,162
Union Pacific Corp.	1,386	241,496

		934,402
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.07%
Altera Corp.	3,252	108,714
Analog Devices Inc.	3,865	186,563
Applied Materials Inc.	7,235	121,693
Avago Technologies Ltd.	2,286	124,907
Broadcom Corp. Class A	4,242	126,242
Cree Inc.[a]	704	42,536

Security	Shares	Value

Intel Corp.	8,599	$211,019
KLA-Tencor Corp.	1,974	121,342
Lam Research Corp.[a]	1,990	100,714
Linear Technology Corp.	5,084	226,441
LSI Corp.	11,556	127,463
Marvell Technology Group Ltd.	5,447	81,324
Maxim Integrated Products Inc.	5,746	173,874
Microchip Technology Inc.	4,081	183,074
Micron Technology Inc.[a]	2,317	53,384
NVIDIA Corp.	3,815	59,895
Texas Instruments Inc.	4,814	204,114
Xilinx Inc.	4,003	185,819

		2,439,118
SOFTWARE — 2.34%
Activision Blizzard Inc.	9,820	168,217
Adobe Systems Inc.[a]	3,492	206,691
ANSYS Inc.[a]	2,156	169,311
Autodesk Inc.[a]	1,661	85,126
CA Inc.	5,972	191,582
Citrix Systems Inc.[a]	1,527	82,565
Electronic Arts Inc.[a]	2,928	77,299
Intuit Inc.	3,601	263,773
Microsoft Corp.	5,393	204,125
NetSuite Inc.[a]	638	67,105
Nuance Communications Inc.[a]	5,329	81,694
Oracle Corp.	4,768	175,939
Red Hat Inc.[a]	1,832	103,508
Salesforce.com Inc.[a]	1,286	77,842
ServiceNow Inc.[a]	1,401	88,865
Symantec Corp.	6,555	140,343
Synopsys Inc.[a]	9,098	362,646
VMware Inc. Class Aa	1,102	99,334
Workday Inc. Class Aa	1,250	111,925

		2,757,890
SPECIALTY RETAIL — 2.47%
Advance Auto Parts Inc.	1,200	137,772
AutoZone Inc.[a]	780	386,147
Bed Bath & Beyond Inc.[a]	1,939	123,805
Best Buy Co. Inc.	1,306	30,743
CarMax Inc.[a]	2,292	103,392
Dick’s Sporting Goods Inc.	2,238	117,495
GameStop Corp. Class A	1,463	51,307
Gap Inc. (The)	2,796	106,472
Home Depot Inc. (The)	2,826	217,178
L Brands Inc.	2,118	110,899

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

January 31, 2014

Security	Shares	Value

Lowe’s Companies Inc.	3,697	$171,134
O’Reilly Automotive Inc.[a]	1,706	223,452
PetSmart Inc.	3,321	209,223
Ross Stores Inc.	2,993	203,255
Staples Inc.	7,039	92,633
Tiffany & Co.	1,181	98,247
TJX Companies Inc. (The)	5,051	289,725
Tractor Supply Co.	1,596	106,150
Ulta Salon, Cosmetics & Fragrance Inc.[a]	505	43,284
Urban Outfitters Inc.[a]	2,545	91,162

		2,913,475
TEXTILES, APPAREL & LUXURY GOODS — 0.72%
Coach Inc.	1,563	74,852
Fossil Group Inc.[a]	275	30,753
Lululemon Athletica Inc.[a]	777	35,501
Michael Kors Holdings Ltd.[a]	979	78,251
Nike Inc. Class B	2,348	171,052
PVH Corp.	617	74,577
Ralph Lauren Corp.	693	108,725
Under Armour Inc. Class Aa	732	79,137
VF Corp.	3,276	191,482

		844,330
THRIFTS & MORTGAGE FINANCE — 0.57%
Hudson City Bancorp Inc.	12,538	113,344
New York Community Bancorp Inc.	13,876	224,652
Ocwen Financial Corp.[a]	1,453	64,135
People’s United Financial Inc.	18,790	267,006

		669,137
TOBACCO — 1.15%
Altria Group Inc.	13,981	492,411
Lorillard Inc.	3,714	182,803
Philip Morris International Inc.	3,522	275,209
Reynolds American Inc.	8,300	402,550

		1,352,973
TRADING COMPANIES & DISTRIBUTORS — 0.29%
Fastenal Co.	3,245	142,553
W.W. Grainger Inc.	856	200,715

		343,268
WATER UTILITIES — 0.42%
American Water Works Co. Inc.	11,694	497,814

		497,814

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.59%
Crown Castle International Corp.[a]	3,479	$246,870
SBA Communications Corp. Class Aa	3,187	295,594
Sprint Corp.[a]	7,423	61,388
T-Mobile US Inc.	2,986	91,282

		695,134

TOTAL COMMON STOCKS
(Cost: $108,791,592)		117,707,261

SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	185,072	185,072

		185,072

TOTAL SHORT-TERM INVESTMENTS
(Cost: $185,072)		185,072

TOTAL INVESTMENTS IN SECURITIES — 99.91%
(Cost: $108,976,664)		117,892,333
Other Assets, Less Liabilities — 0.09%		101,916

NET ASSETS — 100.00%		$117,994,249

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI USA VALUE FACTOR ETF

January 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 2.42%
B/E Aerospace Inc.[a]	361	$28,689
Boeing Co. (The)	3,530	442,168
General Dynamics Corp.	2,872	290,962
Honeywell International Inc.	3,500	319,305
L-3 Communications Holdings Inc.	1,286	142,836
Lockheed Martin Corp.	1,955	295,029
Northrop Grumman Corp.	2,306	266,458
Precision Castparts Corp.	589	150,048
Raytheon Co.	2,722	258,781
Rockwell Collins Inc.	792	59,843
Textron Inc.	2,508	89,034
TransDigm Group Inc.	127	21,213
United Technologies Corp.	5,375	612,857

		2,977,223
AIR FREIGHT & LOGISTICS — 0.58%
C.H. Robinson Worldwide Inc.	1,100	64,394
Expeditors International of Washington Inc.	1,146	46,825
FedEx Corp.	2,535	337,966
United Parcel Service Inc. Class B	2,725	259,502

		708,687
AIRLINES — 0.12%
Delta Air Lines Inc.	1,842	56,384
Southwest Airlines Co.	1,621	33,960
United Continental Holdings Inc.[a]	1,136	52,074

		142,418
AUTO COMPONENTS — 0.56%
Autoliv Inc.	910	82,510
BorgWarner Inc.	1,370	73,569
Delphi Automotive PLC	2,306	140,412
Johnson Controls Inc.	5,654	260,762
TRW Automotive Holdings Corp.[a]	1,797	133,248

		690,501
AUTOMOBILES — 1.64%
Ford Motor Co.	67,167	1,004,818
General Motors Co.[a]	26,244	946,884
Harley-Davidson Inc.	1,031	63,603
Tesla Motors Inc.[a]	18	3,265

		2,018,570
BEVERAGES — 1.48%
Beam Inc.	721	60,059
Brown-Forman Corp. Class B NVS	386	29,722

Security	Shares	Value

Coca-Cola Co. (The)	20,192	$763,661
Coca-Cola Enterprises Inc.	1,805	78,139
Constellation Brands Inc. Class Aa	738	56,583
Dr Pepper Snapple Group Inc.	1,406	67,319
Molson Coors Brewing Co. Class B NVS	1,366	71,906
Monster Beverage Corp.[a]	380	25,802
PepsiCo Inc.	8,383	673,658

		1,826,849
BIOTECHNOLOGY — 0.88%
Alexion Pharmaceuticals Inc.[a]	206	32,698
Amgen Inc.	3,511	417,634
Biogen Idec Inc.[a]	566	176,954
BioMarin Pharmaceutical Inc.[a]	142	9,781
Celgene Corp.[a]	801	121,696
Gilead Sciences Inc.[a]	3,560	287,114
Pharmacyclics Inc.[a]	119	15,835
Regeneron Pharmaceuticals Inc.[a]	50	14,430
Vertex Pharmaceuticals Inc.[a]	147	11,619

		1,087,761
BUILDING PRODUCTS — 0.02%
Masco Corp.	1,262	26,704

		26,704
CAPITAL MARKETS — 2.56%
Affiliated Managers Group Inc.[a]	138	27,495
Ameriprise Financial Inc.	1,291	136,381
Bank of New York Mellon Corp. (The)	14,263	455,846
BlackRock Inc.[b]	675	202,817
Charles Schwab Corp. (The)	3,956	98,188
Eaton Vance Corp. NVS	473	18,007
Franklin Resources Inc.	2,114	109,949
Goldman Sachs Group Inc. (The)	5,737	941,556
Invesco Ltd.	2,613	86,882
Legg Mason Inc.	1,019	43,155
Morgan Stanley	15,546	458,763
Northern Trust Corp.	1,833	110,383
Raymond James Financial Inc.	859	43,732
SEI Investments Co.	562	19,142
State Street Corp.	4,388	293,777
T. Rowe Price Group Inc.	960	75,302
TD Ameritrade Holding Corp.	932	29,125

		3,150,500
CHEMICALS — 2.18%
Air Products and Chemicals Inc.	1,342	141,098
Airgas Inc.	379	39,128

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

January 31, 2014

Security	Shares	Value

Albemarle Corp.	588	$37,738
Ashland Inc.	613	56,892
Celanese Corp. Series A	1,179	59,705
CF Industries Holdings Inc.	574	132,514
Dow Chemical Co. (The)	11,627	529,145
E.I. du Pont de Nemours and Co.	6,103	372,344
Eastman Chemical Co.	998	77,804
Ecolab Inc.	899	90,385
FMC Corp.	592	41,813
International Flavors & Fragrances Inc.	348	30,165
LyondellBasell Industries NV Class A	3,438	270,777
Monsanto Co.	2,123	226,206
Mosaic Co. (The)	3,745	167,252
PPG Industries Inc.	726	132,393
Praxair Inc.	1,367	170,492
Sherwin-Williams Co. (The)	313	57,360
Sigma-Aldrich Corp.	565	52,528

		2,685,739
COMMERCIAL BANKS — 4.25%
BB&T Corp.	8,432	315,441
CIT Group Inc.	1,629	75,830
Comerica Inc.	2,125	97,325
Fifth Third Bancorp	10,464	219,953
First Republic Bank	763	37,028
KeyCorp	11,406	145,541
M&T Bank Corp.	1,229	137,046
PNC Financial Services Group Inc. (The)[b]	7,424	593,029
Regions Financial Corp.	15,275	155,347
SunTrust Banks Inc.	7,063	261,472
U.S. Bancorp	17,389	690,865
Wells Fargo & Co.	55,348	2,509,478

		5,238,355
COMMERCIAL SERVICES & SUPPLIES — 0.36%
ADT Corp. (The)	1,672	50,227
Cintas Corp.	681	38,865
Iron Mountain Inc.	966	25,512
Republic Services Inc.	2,757	88,307
Stericycle Inc.[a]	240	28,094
Tyco International Ltd.	1,857	75,190
Waste Management Inc.	3,255	135,994

		442,189
COMMUNICATIONS EQUIPMENT — 1.47%
Cisco Systems Inc.	44,986	985,643
F5 Networks Inc.[a]	293	31,351

Security	Shares	Value

Harris Corp.	950	$65,873
Juniper Networks Inc.[a]	3,899	103,752
Motorola Solutions Inc.	1,557	99,337
QUALCOMM Inc.	7,116	528,150

		1,814,106
COMPUTERS & PERIPHERALS — 3.72%
Apple Inc.	4,895	2,450,437
EMC Corp.	14,341	347,626
Hewlett-Packard Co.	43,403	1,258,687
NetApp Inc.	1,918	81,208
SanDisk Corp.	1,579	109,820
Seagate Technology PLC	3,228	170,632
Western Digital Corp.	1,884	162,344

		4,580,754
CONSTRUCTION & ENGINEERING — 0.26%
Chicago Bridge & Iron Co. NV	435	32,621
Fluor Corp.	1,512	114,852
Jacobs Engineering Group Inc.[a]	1,120	67,995
KBR Inc.	1,831	57,310
Quanta Services Inc.[a]	1,550	48,313

		321,091
CONSTRUCTION MATERIALS — 0.05%
Martin Marietta Materials Inc.	209	22,783
Vulcan Materials Co.	565	34,878

		57,661
CONSUMER FINANCE — 1.14%
American Express Co.	5,565	473,137
Capital One Financial Corp.	8,189	578,225
Discover Financial Services	4,848	260,095
SLM Corp.	4,300	97,868

		1,409,325
CONTAINERS & PACKAGING — 0.28%
Avery Dennison Corp.	912	44,934
Ball Corp.	1,215	62,196
Crown Holdings Inc.[a]	1,236	50,799
MeadWestvaco Corp.	1,624	58,578
Owens-Illinois Inc.[a]	972	31,143
Rock-Tenn Co. Class A	660	66,977
Sealed Air Corp.	997	31,096

		345,723
DISTRIBUTORS — 0.09%
Genuine Parts Co.	1,036	85,211
LKQ Corp.[a]	1,049	28,396

		113,607

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

January 31, 2014

Security	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 0.04%
H&R Block Inc.	1,475	$44,840

		44,840
DIVERSIFIED FINANCIAL SERVICES — 7.15%
Bank of America Corp.	136,742	2,290,429
Berkshire Hathaway Inc. Class Ba	8,488	947,261
Citigroup Inc.	43,368	2,056,944
CME Group Inc.	3,099	231,681
IntercontinentalExchange Group Inc.	272	56,791
J.P. Morgan Chase & Co.	53,389	2,955,615
Leucadia National Corp.	3,909	106,833
McGraw Hill Financial Inc.	996	75,736
Moody’s Corp.	559	41,690
NASDAQ OMX Group Inc. (The)	1,173	44,750

		8,807,730
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.50%
AT&T Inc.	52,489	1,748,934
CenturyLink Inc.	9,121	263,232
Frontier Communications Corp.	16,373	76,953
Level 3 Communications Inc.[a]	694	22,277
Verizon Communications Inc.	19,082	916,318
Windstream Holdings Inc.	7,203	53,878

		3,081,592
ELECTRIC UTILITIES — 2.31%
American Electric Power Co. Inc.	5,258	256,643
Duke Energy Corp.	6,019	425,062
Edison International	3,780	182,045
Entergy Corp.	2,997	188,901
Exelon Corp.	13,771	399,359
FirstEnergy Corp.	5,791	182,358
NextEra Energy Inc.	3,229	296,842
Northeast Utilities	2,383	104,375
OGE Energy Corp.	1,347	45,892
Pepco Holdings Inc.	3,393	65,926
Pinnacle West Capital Corp.	1,030	54,209
PPL Corp.	6,270	191,674
Southern Co. (The)	7,290	300,640
Xcel Energy Inc.	5,082	146,921

		2,840,847
ELECTRICAL EQUIPMENT — 0.55%
AMETEK Inc.	939	46,405
Eaton Corp. PLC	2,969	217,004
Emerson Electric Co.	4,051	267,123
Rockwell Automation Inc.	593	68,100

Security	Shares	Value

Roper Industries Inc.	427	$58,602
Sensata Technologies Holding NVa	491	18,383

		675,617
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.80%
Amphenol Corp. Class A	692	60,121
Arrow Electronics Inc.[a]	2,099	107,847
Avnet Inc.	3,181	130,644
Corning Inc.	18,213	313,446
Flextronics International Ltd.[a]	17,281	140,840
FLIR Systems Inc.	914	28,992
TE Connectivity Ltd.	3,191	180,323
Trimble Navigation Ltd.[a]	788	25,476

		987,689
ENERGY EQUIPMENT & SERVICES — 1.73%
Baker Hughes Inc.	4,327	245,081
Cameron International Corp.[a]	1,717	102,968
Core Laboratories NV	81	14,493
Diamond Offshore Drilling Inc.	767	37,230
Ensco PLC Class A	2,508	126,328
FMC Technologies Inc.[a]	1,016	50,231
Halliburton Co.	5,564	272,692
Helmerich & Payne Inc.	776	68,319
Nabors Industries Ltd.	5,197	88,765
National Oilwell Varco Inc.	3,336	250,233
Nobel Corp. PLC	2,327	72,207
Oceaneering International Inc.	400	27,260
Rowan Companies PLC Class Aa	1,107	34,727
Schlumberger Ltd.	7,044	616,843
Superior Energy Services Inc.	1,755	41,488
Weatherford International Ltd.[a]	5,750	77,855

		2,126,720
FOOD & STAPLES RETAILING — 3.02%
Costco Wholesale Corp.	3,722	418,204
CVS Caremark Corp.	11,595	785,213
Kroger Co. (The)	8,682	313,420
Safeway Inc.	5,768	180,192
Sysco Corp.	6,553	229,879
Wal-Mart Stores Inc.	17,582	1,313,024
Walgreen Co.	7,359	422,039
Whole Foods Market Inc.	1,214	63,444

		3,725,415
FOOD PRODUCTS — 1.71%
Archer-Daniels-Midland Co.	11,029	435,425
Bunge Ltd.	3,294	249,554

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

January 31, 2014

Security	Shares	Value

Campbell Soup Co.	1,244	$51,265
ConAgra Foods Inc.	3,496	111,138
General Mills Inc.	3,815	183,196
Green Mountain Coffee Roasters Inc.	491	39,771
Hershey Co. (The)	465	46,221
Hormel Foods Corp.	844	38,351
J.M. Smucker Co. (The)	715	68,919
Kellogg Co.	1,417	82,158
Kraft Foods Group Inc.	3,562	186,471
McCormick & Co. Inc. NVS	563	36,133
Mead Johnson Nutrition Co. Class A	539	41,444
Mondelez International Inc. Class A	10,499	343,842
Tyson Foods Inc. Class A	5,011	187,411

		2,101,299
GAS UTILITIES — 0.07%
ONEOK Inc.	1,346	92,188

		92,188
HEALTH CARE EQUIPMENT & SUPPLIES — 1.79%
Abbott Laboratories	15,145	555,216
Baxter International Inc.	3,061	209,066
Becton, Dickinson and Co.	1,152	124,554
Boston Scientific Corp.[a]	7,499	101,462
C.R. Bard Inc.	311	40,303
CareFusion Corp.[a]	1,598	65,150
Covidien PLC	3,089	210,793
DENTSPLY International Inc.	771	35,574
Edwards Lifesciences Corp.[a]	445	28,978
Hologic Inc.[a]	1,455	31,079
Intuitive Surgical Inc.[a]	134	54,616
Medtronic Inc.	6,202	350,785
ResMed Inc.	564	24,596
St. Jude Medical Inc.	1,632	99,111
Stryker Corp.	1,666	129,282
Varian Medical Systems Inc.[a]	545	44,314
Zimmer Holdings Inc.	1,070	100,548

		2,205,427
HEALTH CARE PROVIDERS & SERVICES — 3.53%
Aetna Inc.	4,235	289,378
AmerisourceBergen Corp.	4,123	277,148
Cardinal Health Inc.	6,263	426,009
Cigna Corp.	2,487	214,653
DaVita HealthCare Partners Inc.[a]	1,131	73,436
Express Scripts Holding Co.[a]	8,292	619,329
HCA Holdings Inc.[a]	3,502	176,046
Henry Schein Inc.[a]	541	62,155

Security	Shares	Value

Humana Inc.	2,335	$227,195
Laboratory Corp. of America Holdings[a]	635	57,042
McKesson Corp.	2,933	511,545
Omnicare Inc.	817	51,030
Patterson Companies Inc.	575	22,977
Quest Diagnostics Inc.	1,328	69,720
UnitedHealth Group Inc.	10,781	779,251
Universal Health Services Inc. Class B	705	57,824
WellPoint Inc.	5,092	437,912

		4,352,650
HEALTH CARE TECHNOLOGY — 0.03%
Cerner Corp.[a]	692	39,368

		39,368
HOTELS, RESTAURANTS & LEISURE — 1.20%
Carnival Corp.	4,147	162,521
Chipotle Mexican Grill Inc.[a]	52	28,702
Darden Restaurants Inc.	1,298	64,173
International Game Technology	1,920	27,706
Las Vegas Sands Corp.	1,033	79,045
Marriott International Inc. Class A	1,179	58,125
McDonald’s Corp.	5,065	476,971
MGM Resorts International[a]	2,561	62,386
Royal Caribbean Cruises Ltd.	1,719	85,262
Starbucks Corp.	1,750	124,460
Starwood Hotels & Resorts Worldwide Inc.	892	66,641
Wyndham Worldwide Corp.	756	53,631
Wynn Resorts Ltd.	241	52,398
Yum! Brands Inc.	1,941	130,338

		1,472,359
HOUSEHOLD DURABLES — 0.36%
D.R. Horton Inc.	2,705	63,514
Garmin Ltd.	758	34,148
Leggett & Platt Inc.	1,045	31,371
Lennar Corp. Class A	1,110	44,578
Mohawk Industries Inc.[a]	324	46,066
Newell Rubbermaid Inc.	2,016	62,294
PulteGroup Inc.	1,221	24,811
Toll Brothers Inc.[a]	875	32,156
Whirlpool Corp.	807	107,573

		446,511
HOUSEHOLD PRODUCTS — 1.38%
Church & Dwight Co. Inc.	577	37,263
Clorox Co. (The)	576	50,843

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

January 31, 2014

Security	Shares	Value

Colgate-Palmolive Co.	3,103	$189,997
Energizer Holdings Inc.	466	44,037
Kimberly-Clark Corp.	1,850	202,334
Procter & Gamble Co. (The)	15,261	1,169,298

		1,693,772
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.24%
AES Corp. (The)	8,933	125,598
Calpine Corp.[a]	1,982	37,618
NRG Energy Inc.	4,627	128,862

		292,078
INDUSTRIAL CONGLOMERATES — 2.06%
3M Co.	3,291	421,873
Danaher Corp.	3,085	229,493
General Electric Co.	75,070	1,886,509

		2,537,875
INSURANCE — 4.58%
ACE Ltd.	3,584	336,215
Aflac Inc.	4,201	263,739
Alleghany Corp.[a]	240	89,359
Allstate Corp. (The)	5,555	284,416
American International Group Inc.	24,393	1,169,888
Aon PLC	1,589	127,851
Arch Capital Group Ltd.[a]	1,363	73,343
Assurant Inc.	1,367	89,334
Axis Capital Holdings Ltd.	1,469	66,134
Chubb Corp. (The)	2,328	196,809
Cincinnati Financial Corp.	1,204	58,334
Everest Re Group Ltd.	513	74,262
Fidelity National Financial Inc. Class A	2,359	74,403
Hartford Financial Services Group Inc. (The)	6,103	202,925
Lincoln National Corp.	2,978	143,033
Loews Corp.	3,469	154,683
Marsh & McLennan Companies Inc.	2,818	128,811
MetLife Inc.	12,428	609,593
PartnerRe Ltd.	921	90,415
Principal Financial Group Inc.	2,235	97,379
Progressive Corp. (The)	5,218	121,266
Prudential Financial Inc.	5,284	445,917
RenaissanceRe Holdings Ltd.	529	47,986
Torchmark Corp.	800	60,120
Travelers Companies Inc. (The)	4,062	330,159
Unum Group	3,500	112,700
W.R. Berkley Corp.	1,270	49,225

Security	Shares	Value

Willis Group Holdings PLC	782	$33,673
XL Group PLC	3,880	111,511

		5,643,483
INTERNET & CATALOG RETAIL — 0.40%
Amazon.com Inc.[a]	529	189,747
Expedia Inc.	633	41,133
Liberty Interactive Corp. Series Aa	3,873	103,448
Netflix Inc.[a]	116	47,482
Priceline.com Inc.[a]	89	101,895
TripAdvisor Inc.[a]	164	12,659

		496,364
INTERNET SOFTWARE & SERVICES — 1.36%
Akamai Technologies Inc.[a]	652	31,087
eBay Inc.[a]	5,350	284,620
Equinix Inc.[a]	182	33,706
Facebook Inc. Class Aa	1,155	72,268
Google Inc. Class Aa	853	1,007,367
LinkedIn Corp. Class Aa	32	6,887
Rackspace Hosting Inc.[a]	336	12,234
VeriSign Inc.[a]	254	14,923
Yahoo! Inc.[a]	5,925	213,419

		1,676,511
IT SERVICES — 2.30%
Accenture PLC Class A	3,163	252,661
Alliance Data Systems Corp.[a]	141	33,792
Automatic Data Processing Inc.	1,924	147,378
Cognizant Technology Solutions Corp. Class Aa	1,051	101,863
Computer Sciences Corp.	1,462	88,319
Fidelity National Information Services Inc.	1,840	93,288
Fiserv Inc.[a]	1,316	73,762
FleetCor Technologies Inc.[a]	132	14,034
International Business Machines Corp.	7,546	1,333,227
Leidos Holdings Inc.	1,207	54,725
MasterCard Inc. Class A	2,220	168,010
Paychex Inc.	1,044	43,660
Teradata Corp.[a]	863	35,487
Total System Services Inc.	851	25,428
Vantiv Inc. Class Aa	560	16,990
Visa Inc. Class A	1,299	279,844
Western Union Co.	4,925	75,845

		2,838,313

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

January 31, 2014

Security	Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 0.10%
Hasbro Inc.	773	$37,970
Mattel Inc.	1,724	65,236
Polaris Industries Inc.	187	23,412

		126,618
LIFE SCIENCES TOOLS & SERVICES — 0.42%
Agilent Technologies Inc.	2,030	118,044
Illumina Inc.[a]	201	30,552
Life Technologies Corp.[a]	939	71,430
Mettler-Toledo International Inc.[a]	113	27,832
Thermo Fisher Scientific Inc.	1,961	225,790
Waters Corp.[a]	389	42,117

		515,765
MACHINERY — 1.83%
AGCO Corp.	1,256	66,982
Caterpillar Inc.	6,926	650,421
Cummins Inc.	1,264	160,503
Deere & Co.	3,518	302,407
Dover Corp.	1,091	94,437
Flowserve Corp.	680	49,184
Illinois Tool Works Inc.	2,757	217,445
Ingersoll-Rand PLC	2,015	118,462
Joy Global Inc.	1,162	61,342
PACCAR Inc.	2,412	135,072
Pall Corp.	449	35,965
Parker Hannifin Corp.	1,150	130,375
Pentair Ltd. Registered	784	58,275
SPX Corp.	380	37,837
Stanley Black & Decker Inc.	1,208	93,499
Xylem Inc.	1,245	41,533

		2,253,739
MEDIA — 3.45%
Cablevision NY Group Class A	2,961	47,494
CBS Corp. Class B NVS	2,697	158,368
Charter Communications Inc. Class Aa	248	33,976
Comcast Corp. Class A	15,429	840,109
Comcast Corp. Class A Special NVS	4,505	235,837
DIRECTV[a]	4,119	285,982
Discovery Communications Inc. Series Aa	501	39,970
Discovery Communications Inc. Series C NVS[a]	406	29,930
DISH Network Corp. Class Aa	1,147	64,668

Security	Shares	Value

Interpublic Group of Companies Inc. (The)	3,469	$56,614
Liberty Global PLC Series Aa	515	41,164
Liberty Global PLC Series C NVS[a]	470	37,285
Liberty Media Corp.[a]	514	67,637
News Corp. Class A NVS[a]	5,074	80,981
Omnicom Group Inc.	1,671	121,281
Scripps Networks Interactive Inc. Class A	421	30,531
Sirius XM Holdings Inc.[a]	11,731	41,997
Time Warner Cable Inc.	2,177	290,129
Time Warner Inc.	8,439	530,222
Twenty-First Century Fox Inc. Class A	8,028	255,451
Twenty-First Century Fox Inc. Class B	2,189	68,384
Viacom Inc. Class B NVS	2,948	242,031
Walt Disney Co. (The)	8,927	648,190

		4,248,231
METALS & MINING — 0.73%
Alcoa Inc.	20,739	238,706
Freeport-McMoRan Copper & Gold Inc.	11,515	373,201
Newmont Mining Corp.	7,973	172,217
Nucor Corp.	2,455	118,699

		902,823
MULTI-UTILITIES — 1.38%
Alliant Energy Corp.	957	49,726
Ameren Corp.	2,967	112,271
CenterPoint Energy Inc.	3,936	92,102
CMS Energy Corp.	2,577	71,615
Consolidated Edison Inc.	3,080	167,583
Dominion Resources Inc.	3,220	218,670
DTE Energy Co.	1,788	121,977
Integrys Energy Group Inc.	879	47,765
MDU Resources Group Inc.	1,413	45,273
NiSource Inc.	2,465	84,722
PG&E Corp.	4,805	202,531
Public Service Enterprise Group Inc.	5,767	192,272
SCANA Corp.	1,346	63,625
Sempra Energy	1,681	155,845
Wisconsin Energy Corp.	1,637	69,851

		1,695,828
MULTILINE RETAIL — 0.86%
Dollar General Corp.[a]	1,909	107,515
Dollar Tree Inc.[a]	1,034	52,238
Family Dollar Stores Inc.	779	48,158
Kohl’s Corp.	2,980	150,877

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

January 31, 2014

Security	Shares	Value

Macy’s Inc.	3,936	$209,395
Nordstrom Inc.	1,113	63,942
Sears Holdings Corp.[a]	733	26,659
Target Corp.	7,155	405,259

		1,064,043
OFFICE ELECTRONICS — 0.17%
Xerox Corp.	18,784	203,806

		203,806
OIL, GAS & CONSUMABLE FUELS — 12.28%
Anadarko Petroleum Corp.	2,961	238,923
Apache Corp.	5,405	433,805
Cabot Oil & Gas Corp.	915	36,582
Cheniere Energy Inc.[a]	63	2,768
Chesapeake Energy Corp.	8,537	229,731
Chevron Corp.	25,896	2,890,771
Cimarex Energy Co.	586	57,416
Cobalt International Energy Inc.[a]	576	9,429
Concho Resources Inc.[a]	468	45,766
ConocoPhillips	13,116	851,884
CONSOL Energy Inc.	2,218	82,842
Continental Resources Inc.[a]	134	14,767
Denbury Resources Inc.[a]	4,115	66,128
Devon Energy Corp.	4,468	264,595
Energen Corp.	546	38,613
EOG Resources Inc.	1,393	230,179
EQT Corp.	541	50,210
Exxon Mobil Corp.	51,227	4,721,080
Hess Corp.	4,722	356,464
HollyFrontier Corp.	3,783	175,153
Kinder Morgan Inc.	2,244	76,318
Kinder Morgan Management LLC[a]	300	22,667
Marathon Oil Corp.	8,643	283,404
Marathon Petroleum Corp.	6,124	533,094
Murphy Oil Corp.	3,267	184,945
Noble Energy Inc.	1,874	116,806
Occidental Petroleum Corp.	6,772	593,024
Peabody Energy Corp.	4,719	80,459
Phillips 66	13,589	993,220
Pioneer Natural Resources Co.	467	79,073
QEP Resources Inc.	1,718	53,069
Range Resources Corp.	536	46,198
Southwestern Energy Co.[a]	2,474	100,667
Spectra Energy Corp.	3,951	142,039
Tesoro Corp.	2,657	136,889
Valero Energy Corp.	13,553	692,558

Security	Shares	Value

Whiting Petroleum Corp.[a]	867	$50,616
Williams Companies Inc. (The)	3,594	145,521

		15,127,673
PAPER & FOREST PRODUCTS — 0.16%
International Paper Co.	4,251	202,943

		202,943
PERSONAL PRODUCTS — 0.12%
Avon Products Inc.	3,925	58,443
Estee Lauder Companies Inc. (The) Class A	867	59,598
Herbalife Ltd.	477	30,704

		148,745
PHARMACEUTICALS — 4.20%
AbbVie Inc.	8,701	428,350
Actavis PLC[a]	375	70,868
Allergan Inc.	1,154	132,248
Bristol-Myers Squibb Co.	6,424	321,007
Eli Lilly and Co.	8,196	442,666
Forest Laboratories Inc.[a]	1,408	93,350
Hospira Inc.[a]	1,222	53,780
Johnson & Johnson	13,648	1,207,439
Merck & Co. Inc.	17,343	918,659
Mylan Inc.[a]	1,705	77,424
Perrigo Co. PLC	435	67,712
Pfizer Inc.	44,358	1,348,483
Zoetis Inc.	479	14,543

		5,176,529
PROFESSIONAL SERVICES — 0.24%
Dun & Bradstreet Corp. (The)	210	23,100
Equifax Inc.	511	35,801
IHS Inc. Class Aa	199	22,569
Manpowergroup Inc.	1,055	82,184
Nielsen Holdings NV	1,192	50,410
Robert Half International Inc.	632	26,405
Towers Watson & Co. Class A	314	36,713
Verisk Analytics Inc. Class Aa	318	20,307

		297,489
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.48%
American Capital Agency Corp.	5,729	120,023
American Tower Corp.	864	69,880
Annaly Capital Management Inc.	18,343	197,554
AvalonBay Communities Inc.	480	59,280
Boston Properties Inc.	546	59,017
Camden Property Trust	335	20,710

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

January 31, 2014

Security	Shares	Value

Cole Real Estate Investment Inc.	4,987	$75,553
Digital Realty Trust Inc.	678	34,571
Duke Realty Corp.	1,419	22,293
Equity Residential	1,390	76,978
Federal Realty Investment Trust	176	19,184
General Growth Properties Inc.	1,257	25,316
HCP Inc.	2,509	98,227
Health Care REIT Inc.	1,154	66,840
Host Hotels & Resorts Inc.	3,352	61,643
Kimco Realty Corp.	1,730	36,174
Liberty Property Trust	786	28,610
Macerich Co. (The)	569	32,205
Plum Creek Timber Co. Inc.	606	26,100
Prologis Inc.	2,248	87,133
Public Storage	368	57,993
Rayonier Inc.	702	31,071
Realty Income Corp.	369	15,048
Regency Centers Corp.	265	12,757
Simon Property Group Inc.	884	136,879
SL Green Realty Corp.	546	51,199
UDR Inc.	898	21,857
Ventas Inc.	1,288	80,358
Vornado Realty Trust	736	67,587
Weyerhaeuser Co.	4,190	125,197

		1,817,237
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.05%
CBRE Group Inc. Class Aa	1,589	42,172
Realogy Holdings Corp.[a]	457	20,826

		62,998
ROAD & RAIL — 0.83%
CSX Corp.	7,657	206,050
Hertz Global Holdings Inc.[a]	3,863	100,515
J.B. Hunt Transport Services Inc.	414	31,071
Kansas City Southern Industries Inc.	359	37,907
Norfolk Southern Corp.	2,302	213,142
Union Pacific Corp.	2,471	430,547

		1,019,232
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.13%
Altera Corp.	1,996	66,726
Analog Devices Inc.	1,522	73,467
Applied Materials Inc.	8,026	134,997
Avago Technologies Ltd.	1,265	69,120
Broadcom Corp. Class A	4,080	121,421
Cree Inc.[a]	452	27,310

Security	Shares	Value

Intel Corp.	50,721	$1,244,693
KLA-Tencor Corp.	1,101	67,679
Lam Research Corp.[a]	1,122	56,784
Linear Technology Corp.	898	39,997
LSI Corp.	3,032	33,443
Marvell Technology Group Ltd.	4,133	61,706
Maxim Integrated Products Inc.	1,717	51,956
Microchip Technology Inc.	793	35,574
Micron Technology Inc.[a]	6,466	148,977
NVIDIA Corp.	3,913	61,434
Texas Instruments Inc.	6,231	264,194
Xilinx Inc.	1,254	58,211

		2,617,689
SOFTWARE — 2.74%
Activision Blizzard Inc.	4,905	84,023
Adobe Systems Inc.[a]	1,682	99,558
ANSYS Inc.[a]	280	21,988
Autodesk Inc.[a]	772	39,565
CA Inc.	2,220	71,218
Citrix Systems Inc.[a]	827	44,716
Electronic Arts Inc.[a]	1,065	28,116
Intuit Inc.	1,019	74,642
Microsoft Corp.	50,043	1,894,127
NetSuite Inc.[a]	11	1,157
Nuance Communications Inc.[a]	1,347	20,649
Oracle Corp.	21,331	787,114
Red Hat Inc.[a]	419	23,673
Salesforce.com Inc.[a]	400	24,212
ServiceNow Inc.[a]	42	2,664
Symantec Corp.	4,989	106,814
Synopsys Inc.[a]	896	35,715
VMware Inc. Class Aa	209	18,839
Workday Inc. Class Aa	16	1,433

		3,380,223
SPECIALTY RETAIL — 1.68%
Advance Auto Parts Inc.	505	57,979
AutoZone Inc.[a]	173	85,645
Bed Bath & Beyond Inc.[a]	1,422	90,795
Best Buy Co. Inc.	4,111	96,773
CarMax Inc.[a]	1,419	64,011
Dick’s Sporting Goods Inc.	575	30,188
GameStop Corp. Class A	1,137	39,875
Gap Inc. (The)	2,107	80,235
Home Depot Inc. (The)	7,044	541,331
L Brands Inc.	1,156	60,528

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

January 31, 2014

Security	Shares	Value

Lowe’s Companies Inc.	6,939	$321,206
O’Reilly Automotive Inc.[a]	478	62,608
PetSmart Inc.	611	38,493
Ross Stores Inc.	991	67,299
Staples Inc.	10,683	140,588
Tiffany & Co.	613	50,995
TJX Companies Inc. (The)	3,066	175,866
Tractor Supply Co.	442	29,397
Ulta Salon, Cosmetics & Fragrance Inc.[a]	132	11,314
Urban Outfitters Inc.[a]	624	22,352

		2,067,478
TEXTILES, APPAREL & LUXURY GOODS — 0.43%
Coach Inc.	1,610	77,103
Fossil Group Inc.[a]	221	24,714
Lululemon Athletica Inc.[a]	210	9,595
Michael Kors Holdings Ltd.[a]	264	21,102
Nike Inc. Class B	2,741	199,682
PVH Corp.	405	48,952
Ralph Lauren Corp.	308	48,322
Under Armour Inc. Class Aa	129	13,946
VF Corp.	1,576	92,117

		535,533
THRIFTS & MORTGAGE FINANCE — 0.21%
Hudson City Bancorp Inc.	11,054	99,928
New York Community Bancorp Inc.	5,503	89,093
Ocwen Financial Corp.[a]	390	17,215
People’s United Financial Inc.	3,901	55,433

		261,669
TOBACCO — 0.89%
Altria Group Inc.	9,092	320,220
Lorillard Inc.	1,593	78,408
Philip Morris International Inc.	7,923	619,103
Reynolds American Inc.	1,546	74,981

		1,092,712
TRADING COMPANIES & DISTRIBUTORS — 0.08%
Fastenal Co.	773	33,958
W.W. Grainger Inc.	250	58,620

		92,578
WATER UTILITIES — 0.05%
American Water Works Co. Inc.	1,317	56,065

		56,065

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.13%
Crown Castle International Corp.[a]	707	$50,169
SBA Communications Corp. Class Aa	106	9,831
Sprint Corp.[a]	6,387	52,820
T-Mobile US Inc.	1,468	44,877

		157,697

TOTAL COMMON STOCKS
(Cost: $112,723,627)		122,941,754

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	128,440	128,440

		128,440

TOTAL SHORT-TERM INVESTMENTS
(Cost: $128,440)		128,440

TOTAL INVESTMENTS IN SECURITIES — 99.91%
(Cost: $112,852,067)		123,070,194
Other Assets, Less Liabilities — 0.09%		105,085

NET ASSETS — 100.00%		$123,175,279

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2014

	iShares MSCI USA Momentum Factor ETF	iShares MSCI USA Quality Factor ETF	iShares MSCI USA Size Factor ETF

ASSETS
Investments, at cost:
Unaffiliated	$189,323,961	$280,395,459	$108,484,724
Affiliated (Note 2)	4,921,417	2,998,931	491,940

Total cost of investments	$194,245,378	$283,394,390	$108,976,664

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$197,507,032	$289,329,965	$117,348,454
Affiliated (Note 2)	4,949,538	2,998,931	543,879

Total fair value of investments	202,456,570	292,328,896	117,892,333
Cash	—	—	2,104
Receivables:
Dividends and interest	87,907	90,580	115,079

Total Assets	202,544,477	292,419,476	118,009,516

LIABILITIES
Payables:
Collateral for securities on loan (Note 1)	3,171,923	2,624,189	—
Investment advisory fees (Note 2)	25,452	36,118	15,267

Total Liabilities	3,197,375	2,660,307	15,267

NET ASSETS	$199,347,102	$289,759,169	$117,994,249

Net assets consist of:
Paid-in capital	$182,428,011	$279,779,927	$107,243,479
Undistributed net investment income	55,713	88,148	125,092
Undistributed net realized gain	8,652,186	956,588	1,710,009
Net unrealized appreciation	8,211,192	8,934,506	8,915,669

NET ASSETS	$199,347,102	$289,759,169	$117,994,249

Shares outstanding[b]	3,400,000	5,350,000	2,100,000

Net asset value per share	$58.63	$54.16	$56.19

[a]	Securities on loan with values of $3,104,245, $2,564,616 and $ —, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2014

iShares MSCI USA Value Factor ETF

ASSETS
Investments, at cost:
Unaffiliated	$112,044,829
Affiliated (Note 2)	807,238

Total cost of investments	$112,852,067

Investments in securities, at fair value (Note 1):
Unaffiliated	$122,145,908
Affiliated (Note 2)	924,286

Total fair value of investments	123,070,194
Cash	2,251
Receivables:
Dividends and interest	118,964

Total Assets	123,191,409

LIABILITIES
Payables:
Investment advisory fees (Note 2)	16,130

Total Liabilities	16,130

NET ASSETS	$123,175,279

Net assets consist of:
Paid-in capital	$109,918,953
Undistributed net investment income	151,557
Undistributed net realized gain	2,886,642
Net unrealized appreciation	10,218,127

NET ASSETS	$123,175,279

Shares outstanding[a]	2,150,000

Net asset value per share	$57.29

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2014

	iShares MSCI USA Momentum Factor ETF	iShares MSCI USA Quality Factor ETF	iShares MSCI USA Size Factor ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,211,019	$1,498,371	$1,264,660
Dividends — affiliated (Note 2)	17,440	—	3,819
Interest — affiliated (Note 2)	24	34	21
Securities lending income — affiliated (Note 2)	4,827	3,155	—

Total investment income	1,233,310	1,501,560	1,268,500

EXPENSES
Investment advisory fees (Note 2)	130,157	139,880	87,528

Total expenses	130,157	139,880	87,528

Net investment income	1,103,153	1,361,680	1,180,972

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,157,741)	(532,469)	(169,704)
Investments — affiliated (Note 2)	(2,314)	—	(811)
In-kind redemptions — unaffiliated	11,331,421	1,489,057	2,008,158
In-kind redemptions — affiliated (Note 2)	122,253	—	508

Net realized gain	10,293,619	956,588	1,838,151

Net change in unrealized appreciation/depreciation	2,687,358	8,820,098	3,259,707

Net realized and unrealized gain	12,980,977	9,776,686	5,097,858

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,084,130	$11,138,366	$6,278,830

[a]	Net of foreign withholding tax of $181, $327 and $235, respectively.

See notes to financial statements.

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2014

iShares MSCI USA Value Factor ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,266,382
Dividends — affiliated (Note 2)	8,583
Interest — affiliated (Note 2)	23

Total investment income	1,274,988

EXPENSES
Investment advisory fees (Note 2)	89,098

Total expenses	89,098

Net investment income	1,185,890

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(38,095)
Investments — affiliated (Note 2)	(62)
In-kind redemptions — unaffiliated	3,042,467
In-kind redemptions — affiliated (Note 2)	13,906

Net realized gain	3,018,216

Net change in unrealized appreciation/depreciation	2,387,525

Net realized and unrealized gain	5,405,741

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,591,631

[a]	Net of foreign withholding tax of $74.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI USA Momentum Factor ETF		iShares MSCI USA Quality Factor ETF
	Six months ended January 31, 2014 (Unaudited)	Period from April 16, 2013[a] to July 31, 2013	Six months ended January 31, 2014 (Unaudited)	Period from July 16, 2013[a] to July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,103,153	$616,382	$1,361,680	$13,922
Net realized gain (loss)	10,293,619	(32,970)	956,588	—
Net change in unrealized appreciation/depreciation	2,687,358	5,523,834	8,820,098	114,408

Net increase in net assets resulting from operations	14,084,130	6,107,246	11,138,366	128,330

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,250,353)	(413,469)	(1,287,454)	—

Total distributions to shareholders	(1,250,353)	(413,469)	(1,287,454)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	179,399,913	161,469,845	188,963,938	110,092,080
Cost of shares redeemed	(134,150,371)	(25,899,839)	(19,276,091)	—

Net increase in net assets from capital share transactions	45,249,542	135,570,006	169,687,847	110,092,080

INCREASE IN NET ASSETS	58,083,319	141,263,783	179,538,759	110,220,410

NET ASSETS
Beginning of period	141,263,783	—	110,220,410	—

End of period	$199,347,102	$141,263,783	$289,759,169	$110,220,410

Undistributed net investment income included in net assets at end of period	$55,713	$202,913	$88,148	$13,922

SHARES ISSUED AND REDEEMED
Shares sold	3,100,000	3,100,000	3,500,000	2,200,000
Shares redeemed	(2,300,000)	(500,000)	(350,000)	—

Net increase in shares outstanding	800,000	2,600,000	3,150,000	2,200,000

[a]	Commencement of operations.

See notes to financial statements.

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI USA Size Factor ETF		iShares MSCI USA Value Factor ETF
	Six months ended January 31, 2014 (Unaudited)	Period from April 16, 2013[a] to July 31, 2013	Six months ended January 31, 2014 (Unaudited)	Period from April 16, 2013[a] to July 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,180,972	$634,193	$1,185,890	$618,123
Net realized gain	1,838,151	474,374	3,018,216	727,421
Net change in unrealized appreciation/depreciation	3,259,707	5,655,962	2,387,525	7,830,602

Net increase in net assets resulting from operations	6,278,830	6,764,529	6,591,631	9,176,146

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,254,294)	(435,779)	(1,217,838)	(434,618)

Total distributions to shareholders	(1,254,294)	(435,779)	(1,217,838)	(434,618)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,122,870	111,756,972	20,371,358	111,179,978
Cost of shares redeemed	(8,497,043)	(7,741,836)	(14,578,106)	(7,913,272)

Net increase in net assets from capital share transactions	2,625,827	104,015,136	5,793,252	103,266,706

INCREASE IN NET ASSETS	7,650,363	110,343,886	11,167,045	112,008,234

NET ASSETS
Beginning of period	110,343,886	—	112,008,234	—

End of period	$117,994,249	$110,343,886	$123,175,279	$112,008,234

Undistributed net investment income included in net assets at end of period	$125,092	$198,414	$151,557	$183,505

SHARES ISSUED AND REDEEMED
Shares sold	200,000	2,200,000	350,000	2,200,000
Shares redeemed	(150,000)	(150,000)	(250,000)	(150,000)

Net increase in shares outstanding	50,000	2,050,000	100,000	2,050,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI USA Momentum Factor ETF

	Six months ended Jan. 31, 2014 (Unaudited)	Period from Apr. 16, 2013[a] to Jul. 31, 2013
Net asset value, beginning of period	$54.33	$51.62

Income from investment operations:
Net investment income[b]	0.36	0.29
Net realized and unrealized gain[c]	4.35	2.62

Total from investment operations	4.71	2.91

Less distributions from:
Net investment income	(0.41)	(0.20)

Total distributions	(0.41)	(0.20)

Net asset value, end of period	$58.63	$54.33

Total return	8.70%[d]	5.65%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$199,347	$141,264
Ratio of expenses to average net assets[e]	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.27%	1.88%
Portfolio turnover rate[f]	72%	38%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI USA Quality Factor ETF

	Six months ended Jan. 31, 2014 (Unaudited)	Period from Jul. 16, 2013[a] to Jul. 31, 2013
Net asset value, beginning of period	$50.10	$50.04

Income from investment operations:
Net investment income[b]	0.39	0.01
Net realized and unrealized gain[c]	4.03	0.05

Total from investment operations	4.42	0.06

Less distributions from:
Net investment income	(0.36)	—

Total distributions	(0.36)	—

Net asset value, end of period	$54.16	$50.10

Total return	8.82%[d]	0.12%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$289,759	$110,220
Ratio of expenses to average net assets[e]	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.46%	0.31%
Portfolio turnover rate[f]	17%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI USA Size Factor ETF

	Six months ended Jan. 31, 2014 (Unaudited)	Period from Apr. 16, 2013[a] to Jul. 31, 2013
Net asset value, beginning of period	$53.83	$50.68

Income from investment operations:
Net investment income[b]	0.56	0.31
Net realized and unrealized gain[c]	2.40	3.05

Total from investment operations	2.96	3.36

Less distributions from:
Net investment income	(0.60)	(0.21)

Total distributions	(0.60)	(0.21)

Net asset value, end of period	$56.19	$53.83

Total return	5.51%[d]	6.66%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$117,994	$110,344
Ratio of expenses to average net assets[e]	0.15%	0.15%
Ratio of net investment income to average net assets[e]	2.02%	2.05%
Portfolio turnover rate[f]	6%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares MSCI USA Value Factor ETF

	Six months ended Jan. 31, 2014 (Unaudited)	Period from Apr. 16, 2013[a] to Jul. 31, 2013
Net asset value, beginning of period	$54.64	$50.26

Income from investment operations:
Net investment income[b]	0.57	0.30
Net realized and unrealized gain[c]	2.66	4.29

Total from investment operations	3.23	4.59

Less distributions from:
Net investment income	(0.58)	(0.21)

Total distributions	(0.58)	(0.21)

Net asset value, end of period	$57.29	$54.64

Total return	5.92%[d]	9.16%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$123,175	$112,008
Ratio of expenses to average net assets[e]	0.15%	0.15%
Ratio of net investment income to average net assets[e]	2.00%	1.98%
Portfolio turnover rate[f]	3%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Factor ETF	Diversification Classification
MSCI USA Momentum	Diversified
MSCI USA Quality	Non-diversified
MSCI USA Size	Diversified
MSCI USA Value	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund may invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of January 31, 2014, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of January 31, 2014 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment advisor, or its affiliates.

As of January 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of January 31, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, a Fund can resell or re-pledge the collateral and the borrower can resell or re-pledge the loaned securities.

As of January 31, 2014, the following Funds had securities on loan with a market value as disclosed in the Funds’ statements of assets and liabilities:

iShares Factor ETF	Market Value of Securities on Loan
MSCI USA Momentum	$3,104,245
MSCI USA Quality	2,564,616

The value of the related collateral disclosed in the Funds’ schedules of investments exceeded the market value of the securities on loan at period end.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Factor ETF	Investment Advisory Fee
MSCI USA Momentum	0.15%
MSCI USA Quality	0.15
MSCI USA Size	0.15
MSCI USA Value	0.15

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 70% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

For the six months ended January 31, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares Factor ETF	Fees Paid to BTC
MSCI USA Momentum	$2,535
MSCI USA Quality	1,680

In addition, commencing the business day following the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 (or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 75% of securities lending income and (ii) the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended January 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Factor ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI USA Momentum
BlackRock Inc.	5,495	6,390	(6,862)	5,023	$1,509,261	$17,440	$119,939

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Factor ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI USA Size
BlackRock Inc.	555	53	(58)	550	$165,258	$1,880	$(311)
PNC Financial Services Group Inc. (The)	1,902	561	(40)	2,423	193,549	1,939	8

					$358,807	$3,819	$(303)

MSCI USA Value
BlackRock Inc.	625	115	(65)	675	$202,817	$2,134	$1,814
PNC Financial Services Group Inc. (The)	7,216	1,351	(1,143)	7,424	593,029	6,449	12,030

					$795,846	$8,583	$13,844

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2014 were as follows:

iShares Factor ETF	Purchases	Sales
MSCI USA Momentum	$122,062,604	$121,588,025
MSCI USA Quality	31,260,325	31,091,075
MSCI USA Size	6,816,309	6,734,571
MSCI USA Value	3,368,316	3,324,932

In-kind transactions (see Note 4) for the six months ended January 31, 2014 were as follows:

iShares Factor ETF	In-kind Purchases	In-kind Sales
MSCI USA Momentum	$178,667,281	$133,942,422
MSCI USA Quality	188,586,078	19,130,623
MSCI USA Size	11,020,155	8,493,008
MSCI USA Value	20,247,892	14,488,881

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of July 31, 2013, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares Factor ETF	Non- Expiring
MSCI USA Momentum	$1,047,025
MSCI USA Size	39,176
MSCI USA Value	29,236

As of January 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Factor ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI USA Momentum	$194,839,786	$13,288,279	$(5,671,495)	$7,616,784
MSCI USA Quality	283,394,390	14,786,569	(5,852,063)	8,934,506
MSCI USA Size	109,065,630	11,886,917	(3,060,214)	8,826,703
MSCI USA Value	112,954,405	12,535,508	(2,419,719)	10,115,789

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Factor ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI USA Momentum	$0.399649	$—	$0.013358	$0.413007	97%	—%	3%	100%
MSCI USA Quality	0.353177	—	0.003178	0.356355	99	—	1	100
MSCI USA Size	0.546197	—	0.051086	0.597283	91	—	9	100
MSCI USA Value	0.549352	—	0.029865	0.579217	95	—	5	100

SUPPLEMENTAL INFORMATION	51

Notes:

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	53

Notes:

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-711-0114

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date:	March 24, 2014

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	March 24, 2014